UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Report to Stockholders.

(a) The Report to Shareholders is attached herewith.

State Street® SPDR® Dow Jones® REIT ETF

RWR

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Dow Jones® REIT ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Dow Jones® REIT ETF	$28	0.25%

How did the Fund perform last year and what affected its performance?

U.S. REITs posted strong gains over the past 12 months, supported by declining interest rates, resilient economic growth, and improving investor sentiment. Falling Treasury yields and the U.S. Federal Reserve’s easing cycle boosted performance in late 2025, helping healthcare, retail, and lodging/resort REITs outperform. After a modest setback in Q4 2025, REITs regained momentum in 2026. Despite volatility from Middle East tensions and higher energy prices, the sector benefited from defensive cash flows and structural growth themes, particularly in healthcare and data centers. Performance accelerated in Q2 2026 as geopolitical tensions eased, oil prices fell sharply, and risk appetite improved. The Index gained 13% during the quarter, with lodging/resorts, office, and self-storage REITs leading broad-based gains across property sectors. Overall, U.S. REIT returns were driven by lower rates, improving capital market conditions, strong corporate earnings, and a more constructive economic outlook. Leadership gradually shifted from defensive sectors such as healthcare to more cyclical areas including office and lodging as recession fears faded and investor confidence strengthened.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	RWR	S&P 500 Index	Dow Jones U.S. Select REIT Capped Index/Dow Jones U.S. Select REIT Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,434	$10,369	$10,437
08/31/16	$10,080	$10,383	$10,084
09/30/16	$9,867	$10,385	$9,876
10/31/16	$9,311	$10,196	$9,320
11/30/16	$9,184	$10,573	$9,195
12/31/16	$9,610	$10,782	$9,626
01/31/17	$9,525	$10,987	$9,544
02/28/17	$9,856	$11,423	$9,878
03/31/17	$9,577	$11,436	$9,600
04/30/17	$9,552	$11,554	$9,577
05/31/17	$9,497	$11,716	$9,524
06/30/17	$9,727	$11,790	$9,757
07/31/17	$9,814	$12,032	$9,847
08/31/17	$9,734	$12,069	$9,768
09/30/17	$9,760	$12,318	$9,795
10/31/17	$9,652	$12,605	$9,688
11/30/17	$9,946	$12,992	$9,986
12/31/17	$9,948	$13,136	$9,988
01/31/18	$9,555	$13,888	$9,593
02/28/18	$8,865	$13,377	$8,902
03/31/18	$9,208	$13,037	$9,247
04/30/18	$9,342	$13,087	$9,383
05/31/18	$9,711	$13,402	$9,757
06/30/18	$10,119	$13,484	$10,170
07/31/18	$10,172	$13,986	$10,226
08/31/18	$10,473	$14,442	$10,531
09/30/18	$10,189	$14,524	$10,244
10/31/18	$9,929	$13,531	$9,983
11/30/18	$10,408	$13,807	$10,467
12/31/18	$9,517	$12,560	$9,567
01/31/19	$10,597	$13,567	$10,659
02/28/19	$10,698	$14,003	$10,762
03/31/19	$11,002	$14,275	$11,071
04/30/19	$10,979	$14,853	$11,050
05/31/19	$10,939	$13,909	$11,012
06/30/19	$11,088	$14,889	$11,162
07/31/19	$11,262	$15,103	$11,340
08/31/19	$11,526	$14,864	$11,610
09/30/19	$11,835	$15,142	$11,924
10/31/19	$11,958	$15,470	$12,051
11/30/19	$11,795	$16,031	$11,889
12/31/19	$11,680	$16,515	$11,777
01/31/20	$11,726	$16,509	$11,826
02/29/20	$10,742	$15,150	$10,832
03/31/20	$8,338	$13,279	$8,419
04/30/20	$8,985	$14,981	$9,077
05/31/20	$8,926	$15,694	$9,020
06/30/20	$9,088	$16,006	$9,186
07/31/20	$9,389	$16,909	$9,492
08/31/20	$9,453	$18,124	$9,558
09/30/20	$9,163	$17,436	$9,262
10/31/20	$8,923	$16,972	$9,022
11/30/20	$10,014	$18,830	$10,130
12/31/20	$10,335	$19,554	$10,459
01/31/21	$10,314	$19,356	$10,438
02/28/21	$10,861	$19,890	$10,994
03/31/21	$11,362	$20,761	$11,505
04/30/21	$12,297	$21,869	$12,457
05/31/21	$12,405	$22,022	$12,569
06/30/21	$12,686	$22,536	$12,858
07/31/21	$13,359	$23,071	$13,542
08/31/21	$13,590	$23,773	$13,779
09/30/21	$12,837	$22,667	$13,018
10/31/21	$13,882	$24,255	$14,083
11/30/21	$13,796	$24,087	$13,999
12/31/21	$15,034	$25,167	$15,260
01/31/22	$14,059	$23,864	$14,275
02/28/22	$13,559	$23,150	$13,771
03/31/22	$14,465	$24,009	$14,694
04/30/22	$13,791	$21,916	$14,012
05/31/22	$12,841	$21,956	$13,046
06/30/22	$11,838	$20,144	$12,034
07/31/22	$12,888	$22,001	$13,105
08/31/22	$12,086	$21,104	$12,291
09/30/22	$10,609	$19,160	$10,786
10/31/22	$11,081	$20,711	$11,270
11/30/22	$11,721	$21,869	$11,923
12/31/22	$11,108	$20,609	$11,299
01/31/23	$12,323	$21,904	$12,539
02/28/23	$11,713	$21,369	$11,922
03/31/23	$11,411	$22,154	$11,612
04/30/23	$11,487	$22,500	$11,692
05/31/23	$11,167	$22,598	$11,370
06/30/23	$11,742	$24,091	$11,951
07/31/23	$12,074	$24,865	$12,293
08/31/23	$11,687	$24,469	$11,901
09/30/23	$10,870	$23,302	$11,067
10/31/23	$10,377	$22,812	$10,566
11/30/23	$11,495	$24,895	$11,703
12/31/23	$12,645	$26,026	$12,876
01/31/24	$12,130	$26,464	$12,356
02/29/24	$12,350	$27,877	$12,587
03/31/24	$12,585	$28,774	$12,826
04/30/24	$11,666	$27,599	$11,887
05/31/24	$12,223	$28,967	$12,463
06/30/24	$12,561	$30,006	$12,805
07/31/24	$13,297	$30,372	$13,554
08/31/24	$14,139	$31,108	$14,417
09/30/24	$14,499	$31,773	$14,787
10/31/24	$14,027	$31,485	$14,309
11/30/24	$14,665	$33,333	$14,963
12/31/24	$13,624	$32,538	$13,910
01/31/25	$13,766	$33,444	$14,056
02/28/25	$14,267	$33,008	$14,570
03/31/25	$13,755	$31,148	$14,049
04/30/25	$13,325	$30,937	$13,611
05/31/25	$13,579	$32,884	$13,875
06/30/25	$13,504	$34,556	$13,798
07/31/25	$13,394	$35,332	$13,687
08/31/25	$14,044	$36,048	$14,359
09/30/25	$14,183	$37,364	$14,504
10/31/25	$13,943	$38,239	$14,263
11/30/25	$14,423	$38,333	$14,760
12/31/25	$14,058	$38,356	$14,391
01/31/26	$14,455	$38,912	$14,801
02/28/26	$15,483	$38,616	$15,860
03/31/26	$14,543	$36,694	$14,901
04/30/26	$15,782	$40,544	$16,173
05/31/26	$15,817	$42,678	$16,215
06/30/26	$16,408	$42,271	$16,834

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
RWR	21.51%	5.28%	5.08%
S&P 500 Index	22.32%	13.41%	15.51%
Dow Jones U.S. Select REIT Capped Index/Dow Jones U.S. Select REIT IndexFootnote Reference(1)Footnote Reference(2)	22.01%	5.54%	5.35%
Footnote	Description
Footnote(1)	Effective September 20, 2024 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the Dow Jones U.S. Select REIT Index (the “Previous Benchmark Index”) to the Dow Jones U.S. Select REIT Capped Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Dow Jones U.S. Select REIT Index from June 30, 2016 to September 19, 2024 and of the Dow Jones U.S. Select REIT Capped Index effective September 20, 2024 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,833,086,182
  Number of Portfolio Holdings102
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$4,385,967

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Health Care REITs	21.7%
Retail REITs	18.8%
Specialized REITs	18.1%
Residential REITs	15.8%
Industrial REITs	13.9%
Office REITs	4.1%
Hotel & Resort REITs	3.9%
Diversified REITs	2.8%

Top Ten Holdings

Table Summary
Holdings	%
Welltower, Inc. REIT	10.6%
Prologis, Inc. REIT	9.2%
Simon Property Group, Inc. REIT	4.7%
Equinix, Inc. REIT	4.4%
Realty Income Corp. REIT	4.4%
Digital Realty Trust, Inc. REIT	4.4%
Public Storage REIT	4.4%
Ventas, Inc. REIT	4.1%
Extra Space Storage, Inc. REIT	2.9%
AvalonBay Communities, Inc. REIT	2.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Dow Jones® REIT ETF to the State Street® SPDR® Dow Jones® REIT ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR RWR

State Street® SPDR® Portfolio S&P 1500® Composite Stock Market ETF

SPTM

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 1500® Composite Stock Market ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio S&P 1500® Composite Stock Market ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

U.S. equity markets delivered strong returns as resilient economic growth, solid corporate earnings, and accelerating investment in artificial intelligence supported large-, mid-, and small-cap companies. Performance was led by technology, semiconductor, and A.I.-related infrastructure companies, while improving market breadth periodically extended gains beyond the largest mega-cap stocks. Despite intermittent volatility related to geopolitics, inflation, and monetary policy uncertainty, investor sentiment remained constructive and helped drive broad advances across the U.S. equity market.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SPTM	S&P 500 Index	S&P Composite 1500 Index/SSGA Total Stock Market Index/Russell 3000 Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,394	$10,369	$10,397
08/31/16	$10,419	$10,383	$10,423
09/30/16	$10,434	$10,385	$10,440
10/31/16	$10,212	$10,196	$10,214
11/30/16	$10,669	$10,573	$10,671
12/31/16	$10,874	$10,782	$10,879
01/31/17	$11,080	$10,987	$11,084
02/28/17	$11,489	$11,423	$11,496
03/31/17	$11,496	$11,436	$11,504
04/30/17	$11,617	$11,554	$11,626
05/31/17	$11,735	$11,716	$11,745
06/30/17	$11,837	$11,790	$11,851
07/31/17	$12,059	$12,032	$12,074
08/31/17	$12,083	$12,069	$12,098
09/30/17	$12,371	$12,318	$12,393
10/31/17	$12,645	$12,605	$12,663
11/30/17	$13,042	$12,992	$13,059
12/31/17	$13,174	$13,136	$13,192
01/31/18	$13,848	$13,888	$13,868
02/28/18	$13,342	$13,377	$13,360
03/31/18	$13,079	$13,037	$13,097
04/30/18	$13,149	$13,087	$13,168
05/31/18	$13,525	$13,402	$13,550
06/30/18	$13,600	$13,484	$13,628
07/31/18	$14,042	$13,986	$14,069
08/31/18	$14,534	$14,442	$14,569
09/30/18	$14,561	$14,524	$14,595
10/31/18	$13,498	$13,531	$13,522
11/30/18	$13,766	$13,807	$13,784
12/31/18	$12,481	$12,560	$12,488
01/31/19	$13,588	$13,567	$13,598
02/28/19	$14,077	$14,003	$14,088
03/31/19	$14,279	$14,275	$14,287
04/30/19	$14,858	$14,853	$14,867
05/31/19	$13,895	$13,909	$13,904
06/30/19	$14,885	$14,889	$14,892
07/31/19	$15,103	$15,103	$15,110
08/31/19	$14,789	$14,864	$14,793
09/30/19	$15,049	$15,142	$15,052
10/31/19	$15,375	$15,470	$15,381
11/30/19	$15,959	$16,031	$15,969
12/31/19	$16,420	$16,515	$16,430
01/31/20	$16,383	$16,509	$16,397
02/29/20	$15,013	$15,150	$15,029
03/31/20	$13,034	$13,279	$13,064
04/30/20	$14,715	$14,981	$14,748
05/31/20	$15,434	$15,694	$15,469
06/30/20	$15,742	$16,006	$15,777
07/31/20	$16,614	$16,909	$16,651
08/31/20	$17,762	$18,124	$17,802
09/30/20	$17,090	$17,436	$17,127
10/31/20	$16,701	$16,972	$16,737
11/30/20	$18,591	$18,830	$18,629
12/31/20	$19,353	$19,554	$19,395
01/31/21	$19,223	$19,356	$19,264
02/28/21	$19,825	$19,890	$19,867
03/31/21	$20,692	$20,761	$20,735
04/30/21	$21,766	$21,869	$21,812
05/31/21	$21,920	$22,022	$21,966
06/30/21	$22,374	$22,536	$22,422
07/31/21	$22,850	$23,071	$22,900
08/31/21	$23,524	$23,773	$23,576
09/30/21	$22,452	$22,667	$22,502
10/31/21	$23,987	$24,255	$24,043
11/30/21	$23,781	$24,087	$23,836
12/31/21	$24,855	$25,167	$24,912
01/31/22	$23,535	$23,864	$23,582
02/28/22	$22,909	$23,150	$22,954
03/31/22	$23,707	$24,009	$23,756
04/30/22	$21,673	$21,916	$21,711
05/31/22	$21,728	$21,956	$21,767
06/30/22	$19,909	$20,144	$19,952
07/31/22	$21,765	$22,001	$21,813
08/31/22	$20,889	$21,104	$20,934
09/30/22	$18,965	$19,160	$19,003
10/31/22	$20,551	$20,711	$20,588
11/30/22	$21,699	$21,869	$21,737
12/31/22	$20,449	$20,609	$20,483
01/31/23	$21,784	$21,904	$21,821
02/28/23	$21,268	$21,369	$21,304
03/31/23	$21,908	$22,154	$21,949
04/30/23	$22,198	$22,500	$22,239
05/31/23	$22,235	$22,598	$22,279
06/30/23	$23,744	$24,091	$23,791
07/31/23	$24,532	$24,865	$24,580
08/31/23	$24,113	$24,469	$24,155
09/30/23	$22,955	$23,302	$22,990
10/31/23	$22,410	$22,812	$22,443
11/30/23	$24,444	$24,895	$24,480
12/31/23	$25,659	$26,026	$25,699
01/31/24	$26,003	$26,464	$26,042
02/29/24	$27,386	$27,877	$27,428
03/31/24	$28,300	$28,774	$28,348
04/30/24	$27,102	$27,599	$27,148
05/31/24	$28,435	$28,967	$28,486
06/30/24	$29,330	$30,006	$29,386
07/31/24	$29,829	$30,372	$29,883
08/31/24	$30,481	$31,108	$30,536
09/30/24	$31,103	$31,773	$31,162
10/31/24	$30,811	$31,485	$30,869
11/30/24	$32,708	$33,333	$32,771
12/31/24	$31,789	$32,538	$31,854
01/31/25	$32,692	$33,444	$32,760
02/28/25	$32,175	$33,008	$32,242
03/31/25	$30,363	$31,148	$30,424
04/30/25	$30,103	$30,937	$30,166
05/31/25	$31,975	$32,884	$32,043
06/30/25	$33,563	$34,556	$33,640
07/31/25	$34,293	$35,332	$34,374
08/31/25	$35,053	$36,048	$35,135
09/30/25	$36,246	$37,364	$36,336
10/31/25	$37,010	$38,239	$37,107
11/30/25	$37,154	$38,333	$37,252
12/31/25	$37,174	$38,356	$37,274
01/31/26	$37,792	$38,912	$37,900
02/28/26	$37,628	$38,616	$37,735
03/31/26	$35,748	$36,694	$35,856
04/30/26	$39,438	$40,544	$39,568
05/31/26	$41,406	$42,678	$41,552
06/30/26	$41,180	$42,271	$41,333

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SPTM	22.69%	12.98%	15.20%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Composite 1500 Index/SSGA Total Stock Market Index/Russell 3000 IndexFootnote Reference(1)Footnote Reference(2)	22.87%	13.01%	15.25%
Footnote	Description
Footnote(1)	Effective November 16, 2017 (the “First Benchmark Index Change Date”), the Fund’s benchmark index changed from the Russell 3000 Index (the “First Previous Benchmark Index”) to the SSGA Total Stock Market Index, and effective January 24, 2020 (the ""Second Benchmark Index Change Date""), the Fund's benchmark index changed from the SSGA Total Stock Market Index (the “Second Previous Benchmark Index”), to the S&P Composite 1500 Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Dates are therefore based on the Fund’s investment strategy to track the Previous Benchmark Indices and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Russell 3000 Index from June 30, 2016 to November 15, 2017, the SSGA Total Stock Market Index from November 16, 2017 to January 23, 2020, and of the S&P Composite 1500 Index effective January 24, 2020 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$13,582,160,372
  Number of Portfolio Holdings1,516
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$3,581,591

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	18.0%
Technology Hardware, Storage & Peripherals	7.6%
Interactive Media & Services	7.2%
Software	7.1%
Banks	3.7%
Broadline Retail	3.4%
Pharmaceuticals	3.2%
Financial Services	3.2%
Capital Markets	2.9%
Oil, Gas & Consumable Fuels	2.7%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	6.9%
Apple, Inc.	6.1%
Microsoft Corp.	4.0%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.4%
Micron Technology, Inc.	1.9%
Meta Platforms, Inc., Class A	1.8%
Tesla, Inc.	1.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 1500® Composite Stock Market ETF to the State Street® SPDR® Portfolio S&P 1500® Composite Stock Market ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Effective February 3, 2026, the Fund's principal investment strategy changed to reflect that although it is classified as “diversified” under the Investment Company Act of 1940, it may become “non‑diversified” solely as a result of tracking the Index, which may result in investing a relatively high percentage of its assets in a limited number of issuers.

Effective February 3, 2026, the Fund made changes to its principal strategy and added a corresponding risk, so that the Fund may become “non-diversified” solely as a result of tracking the underlying index (e.g., changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes non-diversified due solely to changes in the composition of its Index, it will not seek shareholder approval if and when the Fund shifts from diversified to non-diversified.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPTM

State Street® SPDR® Portfolio S&P 400™ Mid Cap ETF

SPMD

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 400™ Mid Cap ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio S&P 400™ Mid Cap ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

Markets posted strong gains during the reporting period, supported by resilient economic growth, solid earnings, and expectations for more supportive monetary policy. Early gains were concentrated among A.I.-driven tech mega caps, but concerns about stretched valuations broadened market leadership to value, small-cap, and international equities in early 2026. The A.I. investment theme also expanded beyond its initial winners, benefiting memory, storage, and other technology infrastructure companies. Late-period volatility stemmed from the U.S.-Iran conflict and stronger economic data which renewed higher-for-longer interest-rate concerns.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SPMD	S&P 500 Index	S&P MidCap 400 Index /S&P 1000 Index /Russell Small Cap Completeness Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,536	$10,369	$10,540
08/31/16	$10,619	$10,383	$10,627
09/30/16	$10,592	$10,385	$10,600
10/31/16	$10,251	$10,196	$10,259
11/30/16	$11,209	$10,573	$11,219
12/31/16	$11,492	$10,782	$11,505
01/31/17	$11,610	$10,987	$11,624
02/28/17	$11,877	$11,423	$11,893
03/31/17	$11,842	$11,436	$11,856
04/30/17	$11,943	$11,554	$11,958
05/31/17	$11,825	$11,716	$11,840
06/30/17	$12,065	$11,790	$12,081
07/31/17	$12,174	$12,032	$12,191
08/31/17	$11,949	$12,069	$11,965
09/30/17	$12,552	$12,318	$12,572
10/31/17	$12,785	$12,605	$12,805
11/30/17	$13,250	$12,992	$13,269
12/31/17	$13,246	$13,136	$13,268
01/31/18	$13,613	$13,888	$13,636
02/28/18	$13,034	$13,377	$13,055
03/31/18	$13,200	$13,037	$13,220
04/30/18	$13,216	$13,087	$13,238
05/31/18	$13,853	$13,402	$13,878
06/30/18	$13,942	$13,484	$13,968
07/31/18	$14,245	$13,986	$14,275
08/31/18	$14,774	$14,442	$14,806
09/30/18	$14,514	$14,524	$14,545
10/31/18	$13,089	$13,531	$13,113
11/30/18	$13,431	$13,807	$13,456
12/31/18	$11,883	$12,560	$11,902
01/31/19	$13,130	$13,567	$13,153
02/28/19	$13,690	$14,003	$13,716
03/31/19	$13,494	$14,275	$13,520
04/30/19	$14,030	$14,853	$14,057
05/31/19	$12,882	$13,909	$12,905
06/30/19	$13,858	$14,889	$13,883
07/31/19	$14,020	$15,103	$14,046
08/31/19	$13,418	$14,864	$13,444
09/30/19	$13,842	$15,142	$13,867
10/31/19	$14,032	$15,470	$14,058
11/30/19	$14,453	$16,031	$14,480
12/31/19	$14,866	$16,515	$14,894
01/31/20	$14,470	$16,509	$14,499
02/29/20	$13,099	$15,150	$13,123
03/31/20	$10,443	$13,279	$10,466
04/30/20	$11,920	$14,981	$11,950
05/31/20	$12,791	$15,694	$12,825
06/30/20	$12,952	$16,006	$12,986
07/31/20	$13,544	$16,909	$13,585
08/31/20	$14,020	$18,124	$14,062
09/30/20	$13,565	$17,436	$13,605
10/31/20	$13,859	$16,972	$13,901
11/30/20	$15,835	$18,830	$15,885
12/31/20	$16,863	$19,554	$16,922
01/31/21	$17,116	$19,356	$17,176
02/28/21	$18,279	$19,890	$18,344
03/31/21	$19,132	$20,761	$19,201
04/30/21	$19,992	$21,869	$20,065
05/31/21	$20,031	$22,022	$20,105
06/30/21	$19,824	$22,536	$19,899
07/31/21	$19,892	$23,071	$19,968
08/31/21	$20,278	$23,773	$20,357
09/30/21	$19,472	$22,667	$19,548
10/31/21	$20,616	$24,255	$20,699
11/30/21	$20,010	$24,087	$20,091
12/31/21	$21,025	$25,167	$21,111
01/31/22	$19,511	$23,864	$19,589
02/28/22	$19,727	$23,150	$19,807
03/31/22	$19,998	$24,009	$20,082
04/30/22	$18,578	$21,916	$18,654
05/31/22	$18,715	$21,956	$18,794
06/30/22	$16,916	$20,144	$16,986
07/31/22	$18,749	$22,001	$18,829
08/31/22	$18,168	$21,104	$18,245
09/30/22	$16,503	$19,160	$16,567
10/31/22	$18,235	$20,711	$18,310
11/30/22	$19,349	$21,869	$19,430
12/31/22	$18,279	$20,609	$18,354
01/31/23	$19,963	$21,904	$20,048
02/28/23	$19,602	$21,369	$19,684
03/31/23	$18,974	$22,154	$19,053
04/30/23	$18,826	$22,500	$18,903
05/31/23	$18,225	$22,598	$18,300
06/30/23	$19,893	$24,091	$19,977
07/31/23	$20,712	$24,865	$20,801
08/31/23	$20,113	$24,469	$20,200
09/30/23	$19,059	$23,302	$19,138
10/31/23	$18,043	$22,812	$18,116
11/30/23	$19,577	$24,895	$19,657
12/31/23	$21,280	$26,026	$21,371
01/31/24	$20,914	$26,464	$21,005
02/29/24	$22,152	$27,877	$22,253
03/31/24	$23,387	$28,774	$23,498
04/30/24	$21,981	$27,599	$22,084
05/31/24	$22,945	$28,967	$23,053
06/30/24	$22,583	$30,006	$22,688
07/31/24	$23,892	$30,372	$24,006
08/31/24	$23,872	$31,108	$23,987
09/30/24	$24,148	$31,773	$24,264
10/31/24	$23,977	$31,485	$24,093
11/30/24	$26,087	$33,333	$26,215
12/31/24	$24,230	$32,538	$24,348
01/31/25	$25,161	$33,444	$25,285
02/28/25	$24,068	$33,008	$24,186
03/31/25	$22,751	$31,148	$22,862
04/30/25	$22,241	$30,937	$22,347
05/31/25	$23,441	$32,884	$23,554
06/30/25	$24,278	$34,556	$24,397
07/31/25	$24,671	$35,332	$24,792
08/31/25	$25,507	$36,048	$25,633
09/30/25	$25,624	$37,364	$25,750
10/31/25	$25,504	$38,239	$25,630
11/30/25	$26,026	$38,333	$26,155
12/31/25	$26,043	$38,356	$26,174
01/31/26	$27,097	$38,912	$27,234
02/28/26	$28,213	$38,616	$28,356
03/31/26	$26,691	$36,694	$26,829
04/30/26	$28,789	$40,544	$28,938
05/31/26	$29,495	$42,678	$29,648
06/30/26	$30,551	$42,271	$30,712

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SPMD	25.83%	9.03%	11.82%
S&P 500 Index	22.32%	13.41%	15.51%
S&P MidCap 400 Index /S&P 1000 Index /Russell Small Cap Completeness IndexFootnote Reference(1)Footnote Reference(2)	25.89%	9.07%	11.87%
Footnote	Description
Footnote(1)	Effective August 31, 2016 (the “First Benchmark Index Change Date”), the Fund’s benchmark index changed from the Russell Small Cap Completeness Index (the “First Previous Benchmark Index”) to the S&P 1000 Index, and effective January 24, 2020 (the "Second Benchmark Index Change Date"), the Fund's benchmark index changed from the S&P 1000 Index (the “Second Previous Benchmark Index”), to the S&P MidCap 400 Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Dates are therefore based on the Fund’s investment strategy to track the Previous Benchmark Indices and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Russell Small Cap Completeness Index from June 30, 2016 to August 30, 2016, the S&P 1000 Index from August 31, 2016 to January 23, 2020, and of the S&P MidCap 400 Index effective January 24, 2020 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$18,399,765,989
  Number of Portfolio Holdings404
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$4,626,213

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Banks	5.9%
Semiconductors & Semiconductor Equipment	5.8%
Machinery	5.7%
Aerospace & Defense	4.6%
Electronic Equipment, Instruments & Components	4.1%
Insurance	3.5%
Construction & Engineering	3.2%
Oil, Gas & Consumable Fuels	3.2%
Biotechnology	3.1%
Specialty Retail	3.0%

Top Ten Holdings

Table Summary
Holdings	%
Twilio, Inc., Class A	0.9%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
nVent Electric PLC	0.8%
Entegris, Inc.	0.8%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 400™ Mid Cap ETF to the State Street® SPDR® Portfolio S&P 400™ Mid Cap ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPMD

State Street® SPDR® Portfolio S&P 500® ETF

SPYM

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 500® ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio S&P 500® ETF	$2	0.02%

How did the Fund perform last year and what affected its performance?

U.S. equities delivered strong returns over the 12 months ending June 2026 despite elevated interest rates, policy uncertainty, and periodic growth concerns. Investor sentiment improved as inflation moderated and corporate earnings remained resilient, supporting a sustained advance in risk assets. Large-cap stocks led market performance, driven by continued enthusiasm for artificial intelligence and companies demonstrating durable earnings growth.

For this fund, performance reflected broad exposure to the strength of the U.S. large-cap market. Returns were driven by solid earnings growth, healthy corporate balance sheets, and strong performance from market-leading companies across technology, communication services, and other key sectors. While market leadership was concentrated at times, broader participation improved as confidence in the economic outlook increased.

Overall, resilient corporate fundamentals and improving investor confidence supported a constructive environment for S&P 500 investors. The index continued to benefit from exposure to many of the market's largest and most innovative companies, providing investors with participation in the strong performance of the U.S. equity market over the period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SPYM	S&P 500 Index	S&P 500 Index/SSGA Large Cap Index/Russell 1000 Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,380	$10,369	$10,381
08/31/16	$10,396	$10,383	$10,395
09/30/16	$10,402	$10,385	$10,403
10/31/16	$10,200	$10,196	$10,200
11/30/16	$10,602	$10,573	$10,602
12/31/16	$10,799	$10,782	$10,801
01/31/17	$11,015	$10,987	$11,019
02/28/17	$11,440	$11,423	$11,445
03/31/17	$11,447	$11,436	$11,452
04/30/17	$11,566	$11,554	$11,573
05/31/17	$11,713	$11,716	$11,721
06/30/17	$11,794	$11,790	$11,803
07/31/17	$12,028	$12,032	$12,037
08/31/17	$12,063	$12,069	$12,074
09/30/17	$12,319	$12,318	$12,331
10/31/17	$12,600	$12,605	$12,614
11/30/17	$12,988	$12,992	$13,005
12/31/17	$13,133	$13,136	$13,149
01/31/18	$13,841	$13,888	$13,859
02/28/18	$13,341	$13,377	$13,359
03/31/18	$13,035	$13,037	$13,053
04/30/18	$13,102	$13,087	$13,120
05/31/18	$13,435	$13,402	$13,455
06/30/18	$13,505	$13,484	$13,523
07/31/18	$13,969	$13,986	$13,990
08/31/18	$14,451	$14,442	$14,474
09/30/18	$14,516	$14,524	$14,539
10/31/18	$13,498	$13,531	$13,519
11/30/18	$13,767	$13,807	$13,788
12/31/18	$12,514	$12,560	$12,528
01/31/19	$13,583	$13,567	$13,602
02/28/19	$14,055	$14,003	$14,076
03/31/19	$14,304	$14,275	$14,324
04/30/19	$14,893	$14,853	$14,916
05/31/19	$13,950	$13,909	$13,972
06/30/19	$14,943	$14,889	$14,964
07/31/19	$15,169	$15,103	$15,192
08/31/19	$14,892	$14,864	$14,913
09/30/19	$15,149	$15,142	$15,172
10/31/19	$15,477	$15,470	$15,503
11/30/19	$16,066	$16,031	$16,094
12/31/19	$16,526	$16,515	$16,556
01/31/20	$16,541	$16,509	$16,573
02/29/20	$15,179	$15,150	$15,209
03/31/20	$13,297	$13,279	$13,330
04/30/20	$15,000	$14,981	$15,039
05/31/20	$15,715	$15,694	$15,755
06/30/20	$16,028	$16,006	$16,069
07/31/20	$16,931	$16,909	$16,975
08/31/20	$18,147	$18,124	$18,195
09/30/20	$17,459	$17,436	$17,504
10/31/20	$16,995	$16,972	$17,038
11/30/20	$18,857	$18,830	$18,903
12/31/20	$19,580	$19,554	$19,630
01/31/21	$19,383	$19,356	$19,432
02/28/21	$19,920	$19,890	$19,968
03/31/21	$20,793	$20,761	$20,842
04/30/21	$21,902	$21,869	$21,955
05/31/21	$22,054	$22,022	$22,108
06/30/21	$22,566	$22,536	$22,624
07/31/21	$23,101	$23,071	$23,161
08/31/21	$23,803	$23,773	$23,866
09/30/21	$22,695	$22,667	$22,756
10/31/21	$24,284	$24,255	$24,350
11/30/21	$24,114	$24,087	$24,181
12/31/21	$25,193	$25,167	$25,265
01/31/22	$23,891	$23,864	$23,958
02/28/22	$23,176	$23,150	$23,240
03/31/22	$24,033	$24,009	$24,103
04/30/22	$21,939	$21,916	$22,001
05/31/22	$21,979	$21,956	$22,042
06/30/22	$20,159	$20,144	$20,222
07/31/22	$22,017	$22,001	$22,087
08/31/22	$21,119	$21,104	$21,186
09/30/22	$19,176	$19,160	$19,235
10/31/22	$20,729	$20,711	$20,792
11/30/22	$21,887	$21,869	$21,954
12/31/22	$20,626	$20,609	$20,689
01/31/23	$21,921	$21,904	$21,989
02/28/23	$21,387	$21,369	$21,453
03/31/23	$22,171	$22,154	$22,240
04/30/23	$22,516	$22,500	$22,587
05/31/23	$22,613	$22,598	$22,686
06/30/23	$24,106	$24,091	$24,185
07/31/23	$24,880	$24,865	$24,962
08/31/23	$24,486	$24,469	$24,564
09/30/23	$23,322	$23,302	$23,393
10/31/23	$22,832	$22,812	$22,901
11/30/23	$24,913	$24,895	$24,993
12/31/23	$26,043	$26,026	$26,128
01/31/24	$26,480	$26,464	$26,567
02/29/24	$27,891	$27,877	$27,986
03/31/24	$28,785	$28,774	$28,886
04/30/24	$27,611	$27,599	$27,706
05/31/24	$28,977	$28,967	$29,080
06/30/24	$30,014	$30,006	$30,123
07/31/24	$30,379	$30,372	$30,490
08/31/24	$31,115	$31,108	$31,230
09/30/24	$31,778	$31,773	$31,897
10/31/24	$31,490	$31,485	$31,607
11/30/24	$33,337	$33,333	$33,463
12/31/24	$32,545	$32,538	$32,665
01/31/25	$33,450	$33,444	$33,575
02/28/25	$33,014	$33,008	$33,137
03/31/25	$31,154	$31,148	$31,270
04/30/25	$30,942	$30,937	$31,058
05/31/25	$32,889	$32,884	$33,012
06/30/25	$34,560	$34,556	$34,691
07/31/25	$35,335	$35,332	$35,470
08/31/25	$36,051	$36,048	$36,189
09/30/25	$37,365	$37,364	$37,510
10/31/25	$38,238	$38,239	$38,388
11/30/25	$38,331	$38,333	$38,482
12/31/25	$38,354	$38,356	$38,506
01/31/26	$38,910	$38,912	$39,064
02/28/26	$38,613	$38,616	$38,767
03/31/26	$36,689	$36,694	$36,837
04/30/26	$40,538	$40,544	$40,702
05/31/26	$42,670	$42,678	$42,844
06/30/26	$42,261	$42,271	$42,436

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SPYM	22.28%	13.37%	15.50%
S&P 500 Index	22.32%	13.41%	15.51%
S&P 500 Index/SSGA Large Cap Index/Russell 1000 IndexFootnote Reference(1)Footnote Reference(2)	22.32%	13.41%	15.55%
Footnote	Description
Footnote(1)	Effective November 16, 2017 (the “First Benchmark Index Change Date”), the Fund’s benchmark index changed from the Russell 1000 Index (the “First Previous Benchmark Index”) to the SSGA Large Cap Index, and effective January 24, 2020 (the "Second Benchmark Index Change Date"), the Fund's benchmark index changed from the SSGA Large Cap Index (the “Second Previous Benchmark Index”), to the S&P 500 Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Dates are therefore based on the Fund’s investment strategy to track the Previous Benchmark Indices and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Russell 1000 Index from June 30, 2015 to November 15, 2017, the SSGA Large Cap Index from November 16, 2017 to January 23, 2020, and of the S&P 500 Index effective January 24, 2020 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$155,190,275,557
  Number of Portfolio Holdings509
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$21,146,600

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	19.1%
Technology Hardware, Storage & Peripherals	8.2%
Interactive Media & Services	7.8%
Software	7.5%
Broadline Retail	3.7%
Banks	3.4%
Pharmaceuticals	3.4%
Financial Services	3.3%
Capital Markets	3.0%
Oil, Gas & Consumable Fuels	2.7%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® ETF to the State Street® SPDR® Portfolio S&P 500® ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Effective February 3, 2026, the Fund's principal investment strategy changed to reflect that although it is classified as “diversified” under the Investment Company Act of 1940, it may become “non‑diversified” solely as a result of tracking the Index, which may result in investing a relatively high percentage of its assets in a limited number of issuers.

Effective February 3, 2026, the Fund made changes to its principal strategy and added a corresponding risk, so that the Fund may become “non-diversified” solely as a result of tracking the underlying index (e.g., changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes non-diversified due solely to changes in the composition of its Index, it will not seek shareholder approval if and when the Fund shifts from diversified to non-diversified.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPYM

State Street® SPDR® Portfolio S&P 600™ Small Cap ETF

SPSM

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 600™ Small Cap ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio S&P 600™ Small Cap ETF	$4	0.03%

How did the Fund perform last year and what affected its performance?

The S&P SmallCap 600 Index gained 37.5% on a total return basis during the twelve months ended June 30, 2026. Small-cap equities began the fiscal year with a strong advance as improving economic growth expectations and increased confidence in the U.S. economy supported domestically oriented companies. Investors remained constructive through the end of 2025, although returns moderated as market participants assessed interest-rate expectations, corporate earnings trends, and valuations. The first quarter of 2026 was marked by elevated volatility and shifting expectations around growth and monetary policy, yet the Index continued to generate positive returns. Performance accelerated significantly in the second quarter of 2026 as investor risk appetite strengthened and expectations for improving financial conditions and economic growth fueled a broad-based rally across small-cap stocks. The second quarter accounted for more than half of the Index's trailing twelve-month return.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SPSM	S&P 500 Index	S&P SmallCap 600 Index/SSGA Small Cap Index/Russell 2000 Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,597	$10,369	$10,597
08/31/16	$10,786	$10,383	$10,784
09/30/16	$10,906	$10,385	$10,905
10/31/16	$10,393	$10,196	$10,386
11/30/16	$11,547	$10,573	$11,544
12/31/16	$11,868	$10,782	$11,868
01/31/17	$11,917	$10,987	$11,915
02/28/17	$12,146	$11,423	$12,145
03/31/17	$12,166	$11,436	$12,160
04/30/17	$12,302	$11,554	$12,294
05/31/17	$12,051	$11,716	$12,044
06/30/17	$12,459	$11,790	$12,460
07/31/17	$12,561	$12,032	$12,553
08/31/17	$12,399	$12,069	$12,393
09/30/17	$13,175	$12,318	$13,166
10/31/17	$13,294	$12,605	$13,279
11/30/17	$13,675	$12,992	$13,667
12/31/17	$13,693	$13,136	$13,695
01/31/18	$14,037	$13,888	$14,032
02/28/18	$13,449	$13,377	$13,448
03/31/18	$13,614	$13,037	$13,608
04/30/18	$13,742	$13,087	$13,726
05/31/18	$14,569	$13,402	$14,565
06/30/18	$14,736	$13,484	$14,738
07/31/18	$14,931	$13,986	$14,931
08/31/18	$15,581	$14,442	$15,588
09/30/18	$15,233	$14,524	$15,241
10/31/18	$13,634	$13,531	$13,641
11/30/18	$13,839	$13,807	$13,831
12/31/18	$12,174	$12,560	$12,172
01/31/19	$13,633	$13,567	$13,636
02/28/19	$14,280	$14,003	$14,281
03/31/19	$14,004	$14,275	$14,011
04/30/19	$14,475	$14,853	$14,480
05/31/19	$13,308	$13,909	$13,324
06/30/19	$14,258	$14,889	$14,272
07/31/19	$14,385	$15,103	$14,396
08/31/19	$13,705	$14,864	$13,706
09/30/19	$14,009	$15,142	$14,001
10/31/19	$14,336	$15,470	$14,328
11/30/19	$14,886	$16,031	$14,888
12/31/19	$15,323	$16,515	$15,339
01/31/20	$14,699	$16,509	$14,727
02/29/20	$13,288	$15,150	$13,312
03/31/20	$10,306	$13,279	$10,331
04/30/20	$11,618	$14,981	$11,643
05/31/20	$12,118	$15,694	$12,144
06/30/20	$12,579	$16,006	$12,598
07/31/20	$13,095	$16,909	$13,116
08/31/20	$13,619	$18,124	$13,639
09/30/20	$12,980	$17,436	$12,998
10/31/20	$13,315	$16,972	$13,333
11/30/20	$15,734	$18,830	$15,756
12/31/20	$17,041	$19,554	$17,067
01/31/21	$18,113	$19,356	$18,140
02/28/21	$19,498	$19,890	$19,529
03/31/21	$20,150	$20,761	$20,180
04/30/21	$20,560	$21,869	$20,591
05/31/21	$20,986	$22,022	$21,018
06/30/21	$21,053	$22,536	$21,089
07/31/21	$20,550	$23,071	$20,586
08/31/21	$20,962	$23,773	$21,000
09/30/21	$20,451	$22,667	$20,490
10/31/21	$21,150	$24,255	$21,192
11/30/21	$20,667	$24,087	$20,707
12/31/21	$21,597	$25,167	$21,645
01/31/22	$20,028	$23,864	$20,072
02/28/22	$20,308	$23,150	$20,353
03/31/22	$20,384	$24,009	$20,428
04/30/22	$18,793	$21,916	$18,833
05/31/22	$19,141	$21,956	$19,184
06/30/22	$17,502	$20,144	$17,544
07/31/22	$19,254	$22,001	$19,301
08/31/22	$18,410	$21,104	$18,455
09/30/22	$16,594	$19,160	$16,631
10/31/22	$18,644	$20,711	$18,688
11/30/22	$19,415	$21,869	$19,467
12/31/22	$18,117	$20,609	$18,160
01/31/23	$19,837	$21,904	$19,884
02/28/23	$19,593	$21,369	$19,640
03/31/23	$18,583	$22,154	$18,627
04/30/23	$18,068	$22,500	$18,109
05/31/23	$17,751	$22,598	$17,791
06/30/23	$19,208	$24,091	$19,256
07/31/23	$20,266	$24,865	$20,317
08/31/23	$19,428	$24,469	$19,476
09/30/23	$18,264	$23,302	$18,307
10/31/23	$17,217	$22,812	$17,257
11/30/23	$18,640	$24,895	$18,685
12/31/23	$21,020	$26,026	$21,075
01/31/24	$20,191	$26,464	$20,244
02/29/24	$20,861	$27,877	$20,916
03/31/24	$21,535	$28,774	$21,594
04/30/24	$20,327	$27,599	$20,382
05/31/24	$21,352	$28,967	$21,410
06/30/24	$20,867	$30,006	$20,923
07/31/24	$23,118	$30,372	$23,181
08/31/24	$22,785	$31,108	$22,848
09/30/24	$22,980	$31,773	$23,042
10/31/24	$22,375	$31,485	$22,434
11/30/24	$24,819	$33,333	$24,888
12/31/24	$22,843	$32,538	$22,908
01/31/25	$23,509	$33,444	$23,575
02/28/25	$22,167	$33,008	$22,229
03/31/25	$20,805	$31,148	$20,863
04/30/25	$19,935	$30,937	$19,990
05/31/25	$20,977	$32,884	$21,035
06/30/25	$21,824	$34,556	$21,886
07/31/25	$22,026	$35,332	$22,088
08/31/25	$23,580	$36,048	$23,649
09/30/25	$23,812	$37,364	$23,880
10/31/25	$23,605	$38,239	$23,671
11/30/25	$24,230	$38,333	$24,299
12/31/25	$24,215	$38,356	$24,286
01/31/26	$25,571	$38,912	$25,648
02/28/26	$26,126	$38,616	$26,206
03/31/26	$25,069	$36,694	$25,140
04/30/26	$27,676	$40,544	$27,756
05/31/26	$27,966	$42,678	$28,046
06/30/26	$30,001	$42,271	$30,092

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SPSM	37.47%	7.34%	11.61%
S&P 500 Index	22.32%	13.41%	15.51%
S&P SmallCap 600 Index/SSGA Small Cap Index/Russell 2000 IndexFootnote Reference(1)Footnote Reference(2)	37.50%	7.37%	11.65%
Footnote	Description
Footnote(1)	Effective November 16, 2017 (the “First Benchmark Index Change Date”), the Fund’s benchmark index changed from the Russell 2000 Index (the “First Previous Benchmark Index”) to the SSGA Small Cap Index, and effective January 24, 2020 (the "Second Benchmark Index Change Date"), the Fund's benchmark index changed from the SSGA Small Cap Index (the “Second Previous Benchmark Index”), to the S&P Small Cap 600 Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Dates are therefore based on the Fund’s investment strategy to track the Previous Benchmark Indices and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Russell 2000 Index from June 30, 2016 to November 15, 2017, the SSGA Small Cap Index from November 16, 2017 to January 23, 2020, and of the S&P Small Cap 600 Index effective January 24, 2020 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$16,918,900,594
  Number of Portfolio Holdings611
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid$4,091,231

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Banks	8.8%
Semiconductors & Semiconductor Equipment	5.5%
Machinery	4.4%
Biotechnology	3.4%
Electronic Equipment, Instruments & Components	3.3%
Health Care Providers & Services	3.3%
Software	3.2%
Capital Markets	3.1%
Chemicals	3.0%
Specialty Retail	2.9%

Top Ten Holdings

Table Summary
Holdings	%
FormFactor, Inc.	0.7%
Viasat, Inc.	0.7%
Molina Healthcare, Inc.	0.6%
Argan, Inc.	0.6%
BrightSpring Health Services, Inc.	0.6%
Element Solutions, Inc.	0.6%
MaxLinear, Inc.	0.6%
Krystal Biotech, Inc.	0.5%
ESCO Technologies, Inc.	0.5%
Match Group, Inc.	0.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 600™ Small Cap ETF to the State Street® SPDR® Portfolio S&P 600™ Small Cap ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPSM

State Street® SPDR® Portfolio S&P Sector Neutral Dividend ETF

SPDG

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P Sector Neutral Dividend ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio S&P Sector Neutral Dividend ETF	$8	0.07%

How did the Fund perform last year and what affected its performance?

Dividend-oriented strategies produced solid returns over the past year, benefiting from resilient corporate earnings, declining interest rates through late 2025, and continued investor demand for income-generating equities. Financials, industrials, and select technology companies contributed positively as market leadership broadened beyond the largest growth stocks. Dividend payers also demonstrated their defensive characteristics during the more volatile first quarter of 2026, when geopolitical tensions and higher energy prices weighed on broader equity markets. However, dividend strategies generally lagged growth-focused benchmarks during the powerful A.I.-driven rally in the second quarter of 2026, when technology and momentum factors led returns while more defensive and income-oriented sectors underperformed. Despite this headwind, dividend strategies continued to provide an attractive combination of income, quality, and downside resilience, supporting competitive total returns over the trailing 12-month period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SPDG	S&P 500 Index	S&P Sector-Neutral High Yield Dividend Aristocrats Index
09/12/23	$10,000	$10,000	$10,000
09/30/23	$9,660	$9,563	$9,658
10/31/23	$9,380	$9,362	$9,375
11/30/23	$10,114	$10,217	$10,110
12/31/23	$10,801	$10,681	$10,801
01/31/24	$10,943	$10,860	$10,944
02/29/24	$11,173	$11,440	$11,176
03/31/24	$11,654	$11,808	$11,661
04/30/24	$11,131	$11,326	$11,137
05/31/24	$11,444	$11,888	$11,452
06/30/24	$11,710	$12,314	$11,722
07/31/24	$12,257	$12,464	$12,273
08/31/24	$12,579	$12,767	$12,596
09/30/24	$12,980	$13,039	$13,001
10/31/24	$12,791	$12,921	$12,810
11/30/24	$13,325	$13,679	$13,348
12/31/24	$12,981	$13,353	$13,005
01/31/25	$13,413	$13,725	$13,440
02/28/25	$13,586	$13,546	$13,613
03/31/25	$13,128	$12,783	$13,154
04/30/25	$12,561	$12,696	$12,587
05/31/25	$13,019	$13,495	$13,049
06/30/25	$13,587	$14,182	$13,622
07/31/25	$13,410	$14,500	$13,444
08/31/25	$14,028	$14,794	$14,065
09/30/25	$14,177	$15,334	$14,216
10/31/25	$14,080	$15,693	$14,120
11/30/25	$14,370	$15,731	$14,411
12/31/25	$14,497	$15,741	$14,540
01/31/26	$15,387	$15,969	$15,435
02/28/26	$15,732	$15,848	$15,784
03/31/26	$14,927	$15,059	$14,976
04/30/26	$15,997	$16,639	$16,054
05/31/26	$16,780	$17,514	$16,842
06/30/26	$16,695	$17,348	$16,764

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/12/23
SPDG	22.88%	20.04%
S&P 500 Index	22.32%	21.74%
S&P Sector-Neutral High Yield Dividend Aristocrats Index	23.07%	20.26%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$12,503,909
  Number of Portfolio Holdings279
  Portfolio Turnover Rate31%
  Total Advisory Fees Paid$5,676

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	13.4%
Communications Equipment	9.0%
Banks	8.7%
Diversified Telecommunication Services	7.5%
IT Services	6.6%
Specialty Retail	4.9%
Pharmaceuticals	4.1%
Electronic Equipment, Instruments & Components	3.6%
Oil, Gas & Consumable Fuels	3.6%
Hotels, Restaurants & Leisure	3.1%

Top Ten Holdings

Table Summary
Holdings	%
Cisco Systems, Inc.	7.7%
Verizon Communications, Inc.	5.2%
International Business Machines Corp.	4.8%
Texas Instruments, Inc.	4.3%
QUALCOMM, Inc.	3.6%
Home Depot, Inc.	3.4%
Analog Devices, Inc.	3.2%
Corning, Inc.	3.1%
Comcast Corp., Class A	2.3%
Johnson & Johnson	2.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P Sector Neutral Dividend ETF to the State Street® SPDR® Portfolio S&P Sector Neutral Dividend ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPDG

State Street® SPDR® S&P 500® ESG ETF

EFIV

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P 500® ESG ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P 500® ESG ETF	$11	0.10%

How did the Fund perform last year and what affected its performance?

US equities delivered strong gains over the 12 months ended June 30, 2026, despite periods of heightened volatility. The S&P 500 rose 8.1% in Q3 2025, 2.7% in Q4 2025, declined 4.3% in Q1 2026 amid geopolitical turmoil, and then rebounded sharply with a 15.2% gain in Q2 2026, ending the period near record highs. The dominant driver throughout the year was continued enthusiasm around artificial intelligence. Corporate earnings remained resilient, with S&P 500 earnings growth strengthening from roughly 8% in late 2025 to more than 23% by Q2 2026. In Q1 2026, escalating Middle East conflict lifted oil prices and inflation concerns, causing a rotation toward energy and defensive sectors while pressuring growth stocks. By Q2 2026, easing geopolitical tensions, a sharp decline in oil prices, moderating wage growth, and renewed A.I. optimism fueled a powerful equity rally. The Fund outperformed S&P 500 by over 4% mainly due to it ESG positioning being overweight Communication Services and underweight Utilities. The strongest positive contributors to the Fund's performance were Alphabet, NVIDIA, and Micron Technology. The weakest contributors were Microsoft, Meta, and ServiceNow.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	EFIV	S&P 500 Index	S&P 500 Scored & Screened Index
07/28/20	$10,000	$10,000	$10,000
07/31/20	$10,120	$10,101	$10,120
08/31/20	$10,918	$10,827	$10,920
09/30/20	$10,452	$10,415	$10,451
10/31/20	$10,166	$10,138	$10,165
11/30/20	$11,229	$11,248	$11,233
12/31/20	$11,608	$11,681	$11,614
01/31/21	$11,521	$11,563	$11,527
02/28/21	$11,778	$11,882	$11,787
03/31/21	$12,318	$12,402	$12,328
04/30/21	$13,032	$13,064	$13,045
05/31/21	$13,084	$13,155	$13,098
06/30/21	$13,447	$13,462	$13,465
07/31/21	$13,773	$13,782	$13,794
08/31/21	$14,202	$14,201	$14,225
09/30/21	$13,535	$13,541	$13,558
10/31/21	$14,661	$14,489	$14,688
11/30/21	$14,680	$14,389	$14,709
12/31/21	$15,274	$15,034	$15,306
01/31/22	$14,526	$14,256	$14,556
02/28/22	$14,143	$13,829	$14,173
03/31/22	$14,675	$14,342	$14,710
04/30/22	$13,333	$13,092	$13,363
05/31/22	$13,383	$13,116	$13,414
06/30/22	$12,307	$12,033	$12,338
07/31/22	$13,409	$13,143	$13,446
08/31/22	$12,838	$12,607	$12,873
09/30/22	$11,607	$11,446	$11,638
10/31/22	$12,635	$12,372	$12,670
11/30/22	$13,347	$13,064	$13,387
12/31/22	$12,563	$12,311	$12,601
01/31/23	$13,379	$13,084	$13,421
02/28/23	$13,003	$12,765	$13,044
03/31/23	$13,574	$13,234	$13,620
04/30/23	$13,839	$13,440	$13,887
05/31/23	$13,972	$13,499	$14,022
06/30/23	$14,873	$14,391	$14,928
07/31/23	$15,393	$14,853	$15,451
08/31/23	$15,148	$14,617	$15,206
09/30/23	$14,388	$13,920	$14,442
10/31/23	$14,127	$13,627	$14,181
11/30/23	$15,408	$14,872	$15,469
12/31/23	$16,062	$15,547	$16,128
01/31/24	$16,307	$15,808	$16,375
02/29/24	$17,124	$16,653	$17,198
03/31/24	$17,691	$17,188	$17,771
04/30/24	$17,043	$16,486	$17,121
05/31/24	$17,966	$17,304	$18,051
06/30/24	$18,585	$17,925	$18,674
07/31/24	$18,796	$18,143	$18,887
08/31/24	$19,212	$18,583	$19,307
09/30/24	$19,579	$18,980	$19,678
10/31/24	$19,366	$18,808	$19,466
11/30/24	$20,493	$19,912	$20,601
12/31/24	$19,895	$19,437	$20,002
01/31/25	$20,223	$19,978	$20,334
02/28/25	$20,011	$19,718	$20,121
03/31/25	$18,890	$18,607	$18,996
04/30/25	$18,603	$18,480	$18,709
05/31/25	$19,661	$19,644	$19,776
06/30/25	$20,751	$20,643	$20,876
07/31/25	$21,304	$21,106	$21,434
08/31/25	$21,812	$21,534	$21,947
09/30/25	$22,597	$22,320	$22,740
10/31/25	$23,220	$22,842	$23,369
11/30/25	$23,392	$22,898	$23,545
12/31/25	$23,573	$22,912	$23,729
01/31/26	$23,998	$23,245	$24,160
02/28/26	$23,785	$23,068	$23,947
03/31/26	$22,551	$21,919	$22,705
04/30/26	$24,857	$24,219	$25,032
05/31/26	$25,930	$25,494	$26,116
06/30/26	$26,134	$25,251	$26,323

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception 07/28/20
EFIV	25.94%	14.21%	17.60%
S&P 500 Index	22.32%	13.41%	16.92%
S&P 500 Scored & Screened IndexFootnote Reference(1)	26.09%	14.35%	17.74%
Footnote	Description
Footnote(1)	Effective February 10, 2025, the Fund’s benchmark index name changed from the S&P 500 ESG Index to the S&P 500 Scored & Screened Index. These changes did not result in any changes to the Fund’s investment objective or principal strategy.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,094,280,862
  Number of Portfolio Holdings330
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$1,091,328

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	22.8%
Interactive Media & Services	9.4%
Software	9.3%
Capital Markets	4.1%
Pharmaceuticals	3.9%
Banks	3.1%
Financial Services	2.9%
Machinery	2.8%
Consumer Staples Distribution & Retail	2.6%
Health Care Providers & Services	2.3%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	12.1%
Microsoft Corp.	6.9%
Alphabet, Inc., Class A	5.2%
Alphabet, Inc., Class C	4.2%
Micron Technology, Inc.	3.3%
Eli Lilly & Co.	2.4%
Intel Corp.	1.7%
Applied Materials, Inc.	1.4%
Visa, Inc., Class A	1.4%
Lam Research Corp.	1.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 500® ESG ETF to the State Street® SPDR® S&P 500® ESG ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR EFIV

State Street® SPDR® S&P® Homebuilders ETF

XHB

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P® Homebuilders ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Homebuilders ETF	$38	0.35%

How did the Fund perform last year and what affected its performance?

Homebuilder stocks experienced a volatile year and benefitted from lower interest rates and resilient housing demand in late 2025 before facing significant headwinds in 2026. Over the first half of the Reporting Period, the industry was supported by the U.S. Federal Reserve rate cuts, moderating inflation, resilient consumer spending, and stable new home sales. Conditions deteriorated in early 2026 after the Middle East conflict drove oil prices higher and renewed inflation concerns. Rising energy costs lifted construction and transportation expenses, while expectations for higher mortgage rates pressured housing affordability and demand.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XHB	S&P 500 Index	S&P Homebuilders Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,753	$10,369	$10,757
08/31/16	$10,773	$10,383	$10,781
09/30/16	$10,129	$10,385	$10,138
10/31/16	$9,439	$10,196	$9,449
11/30/16	$10,097	$10,573	$10,113
12/31/16	$10,125	$10,782	$10,143
01/31/17	$10,325	$10,987	$10,347
02/28/17	$10,770	$11,423	$10,796
03/31/17	$11,153	$11,436	$11,183
04/30/17	$11,330	$11,554	$11,364
05/31/17	$11,228	$11,716	$11,265
06/30/17	$11,565	$11,790	$11,606
07/31/17	$11,511	$12,032	$11,555
08/31/17	$11,466	$12,069	$11,514
09/30/17	$11,978	$12,318	$12,032
10/31/17	$12,437	$12,605	$12,498
11/30/17	$13,180	$12,992	$13,248
12/31/17	$13,330	$13,136	$13,405
01/31/18	$13,490	$13,888	$13,570
02/28/18	$12,218	$13,377	$12,291
03/31/18	$12,277	$13,037	$12,355
04/30/18	$11,770	$13,087	$11,846
05/31/18	$11,854	$13,402	$11,934
06/30/18	$11,975	$13,484	$12,043
07/31/18	$11,997	$13,986	$12,068
08/31/18	$12,118	$14,442	$12,193
09/30/18	$11,654	$14,524	$11,728
10/31/18	$10,304	$13,531	$10,367
11/30/18	$10,779	$13,807	$10,850
12/31/18	$9,910	$12,560	$9,977
01/31/19	$11,171	$13,567	$11,253
02/28/19	$11,696	$14,003	$11,785
03/31/19	$11,782	$14,275	$11,876
04/30/19	$12,431	$14,853	$12,534
05/31/19	$11,725	$13,909	$11,824
06/30/19	$12,764	$14,889	$12,876
07/31/19	$12,746	$15,103	$12,861
08/31/19	$12,877	$14,864	$12,997
09/30/19	$13,528	$15,142	$13,659
10/31/19	$13,985	$15,470	$14,126
11/30/19	$14,084	$16,031	$14,230
12/31/19	$14,017	$16,515	$14,166
01/31/20	$14,448	$16,509	$14,606
02/29/20	$13,105	$15,150	$13,250
03/31/20	$9,187	$13,279	$9,256
04/30/20	$11,130	$14,981	$11,221
05/31/20	$12,999	$15,694	$13,113
06/30/20	$13,592	$16,006	$13,715
07/31/20	$15,353	$16,909	$15,499
08/31/20	$16,323	$18,124	$16,485
09/30/20	$16,704	$17,436	$16,874
10/31/20	$16,119	$16,972	$16,287
11/30/20	$17,735	$18,830	$17,928
12/31/20	$17,903	$19,554	$18,104
01/31/21	$18,739	$19,356	$18,956
02/28/21	$19,274	$19,890	$19,504
03/31/21	$21,884	$20,761	$22,156
04/30/21	$23,457	$21,869	$23,757
05/31/21	$23,323	$22,022	$23,629
06/30/21	$22,817	$22,536	$23,121
07/31/21	$23,493	$23,071	$23,814
08/31/21	$24,340	$23,773	$24,680
09/30/21	$22,391	$22,667	$22,708
10/31/21	$24,215	$24,255	$24,566
11/30/21	$25,052	$24,087	$25,424
12/31/21	$26,790	$25,167	$27,198
01/31/22	$23,252	$23,864	$23,612
02/28/22	$21,884	$23,150	$22,228
03/31/22	$19,802	$24,009	$20,116
04/30/22	$19,199	$21,916	$19,508
05/31/22	$19,547	$21,956	$19,867
06/30/22	$17,174	$20,144	$17,460
07/31/22	$20,095	$22,001	$20,438
08/31/22	$18,766	$21,104	$19,092
09/30/22	$17,227	$19,160	$17,528
10/31/22	$18,355	$20,711	$18,683
11/30/22	$19,610	$21,869	$19,969
12/31/22	$19,048	$20,609	$19,400
01/31/23	$21,936	$21,904	$22,352
02/28/23	$21,322	$21,369	$21,732
03/31/23	$21,455	$22,154	$21,873
04/30/23	$22,456	$22,500	$22,902
05/31/23	$21,816	$22,598	$22,255
06/30/23	$25,485	$24,091	$26,009
07/31/23	$26,830	$24,865	$27,391
08/31/23	$26,364	$24,469	$26,922
09/30/23	$24,355	$23,302	$24,874
10/31/23	$22,782	$22,812	$23,272
11/30/23	$26,401	$24,895	$26,979
12/31/23	$30,490	$26,026	$31,173
01/31/24	$29,905	$26,464	$30,583
02/29/24	$32,884	$27,877	$33,641
03/31/24	$35,637	$28,774	$36,473
04/30/24	$32,771	$27,599	$33,548
05/31/24	$33,611	$28,967	$34,419
06/30/24	$32,340	$30,006	$33,126
07/31/24	$37,789	$30,372	$38,721
08/31/24	$37,529	$31,108	$38,465
09/30/24	$39,873	$31,773	$40,880
10/31/24	$36,565	$31,485	$37,499
11/30/24	$39,295	$33,333	$40,312
12/31/24	$33,514	$32,538	$34,388
01/31/25	$34,778	$33,444	$35,689
02/28/25	$32,521	$33,008	$33,386
03/31/25	$31,158	$31,148	$31,998
04/30/25	$30,487	$30,937	$31,317
05/31/25	$30,335	$32,884	$31,170
06/30/25	$31,739	$34,556	$32,623
07/31/25	$32,844	$35,332	$33,769
08/31/25	$36,732	$36,048	$37,780
09/30/25	$35,733	$37,364	$36,761
10/31/25	$33,878	$38,239	$34,861
11/30/25	$35,142	$38,333	$36,170
12/31/25	$33,276	$38,356	$34,259
01/31/26	$35,034	$38,912	$36,081
02/28/26	$37,286	$38,616	$38,410
03/31/26	$31,975	$36,694	$32,948
04/30/26	$34,336	$40,544	$35,391
05/31/26	$33,223	$42,678	$34,253
06/30/26	$37,497	$42,271	$38,676

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
XHB	18.14%	10.45%	14.13%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Homebuilders Select Industry Index	18.56%	10.84%	14.48%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,947,971,230
  Number of Portfolio Holdings36
  Portfolio Turnover Rate31%
  Total Advisory Fees Paid$5,795,057

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Homebuilding	45.0%
Building Products	41.2%
Home Improvement Retail	6.5%
Home Furnishings	3.5%
Homefurnishing Retail	3.4%

Top Ten Holdings

Table Summary
Holdings	%
Owens Corning	4.2%
Advanced Drainage Systems, Inc.	3.7%
KB Home	3.6%
Builders FirstSource, Inc.	3.6%
Meritage Homes Corp.	3.6%
Toll Brothers, Inc.	3.6%
Installed Building Products, Inc.	3.6%
PulteGroup, Inc.	3.5%
Masco Corp.	3.5%
Somnigroup International, Inc.	3.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Homebuilders ETF to the State Street® SPDR® S&P® Homebuilders ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XHB

State Street® SPDR® US Large Cap Low Volatility Index ETF

LGLV

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® US Large Cap Low Volatility Index ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® US Large Cap Low Volatility Index ETF	$12	0.12%

How did the Fund perform last year and what affected its performance?

Low beta and low volatility strategies generally delivered positive absolute returns over the trailing 12-months, but lagged broader equity benchmarks. The period was characterized by strong risk appetite, robust corporate earnings growth, and persistent enthusiasm surrounding artificial intelligence, which favored higher-beta and growth-oriented stocks. During the second quarter of 2026, low volatility was one of the weakest-performing equity factors as investors rotated into cyclical, technology, and momentum-driven segments amid improving market sentiment and easing geopolitical concerns. Conversely, low volatility strategies provided relative resilience during periods of stress, particularly during the first quarter of 2026 when rising energy prices, geopolitical tensions, and inflation concerns drove a broad market pullback and supported more defensive areas of the market. Overall, low beta strategies continued to fulfill their role as a defensive allocation, offering reduced volatility and downside protection, albeit at the cost of lower participation in the market's strongest advances.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	LGLV	S&P 500 Index	State Street® US Large Cap Low Volatility Index/Russell 1000 Low Volatility Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,215	$10,369	$10,217
08/31/16	$10,129	$10,383	$10,131
09/30/16	$9,987	$10,385	$9,990
10/31/16	$9,714	$10,196	$9,717
11/30/16	$9,956	$10,573	$9,961
12/31/16	$10,168	$10,782	$10,176
01/31/17	$10,300	$10,987	$10,310
02/28/17	$10,784	$11,423	$10,798
03/31/17	$10,762	$11,436	$10,776
04/30/17	$10,853	$11,554	$10,869
05/31/17	$11,053	$11,716	$11,071
06/30/17	$11,059	$11,790	$11,079
07/31/17	$11,254	$12,032	$11,276
08/31/17	$11,206	$12,069	$11,229
09/30/17	$11,394	$12,318	$11,419
10/31/17	$11,640	$12,605	$11,668
11/30/17	$12,001	$12,992	$12,032
12/31/17	$11,983	$13,136	$12,018
01/31/18	$12,394	$13,888	$12,433
02/28/18	$11,923	$13,377	$11,961
03/31/18	$11,913	$13,037	$11,954
04/30/18	$11,844	$13,087	$11,886
05/31/18	$11,948	$13,402	$11,992
06/30/18	$12,072	$13,484	$12,118
07/31/18	$12,606	$13,986	$12,657
08/31/18	$12,949	$14,442	$13,005
09/30/18	$13,034	$14,524	$13,091
10/31/18	$12,500	$13,531	$12,554
11/30/18	$13,046	$13,807	$13,106
12/31/18	$12,048	$12,560	$12,100
01/31/19	$12,800	$13,567	$12,858
02/28/19	$13,379	$14,003	$13,443
03/31/19	$13,647	$14,275	$13,714
04/30/19	$14,194	$14,853	$14,266
05/31/19	$13,981	$13,909	$14,054
06/30/19	$14,720	$14,889	$14,800
07/31/19	$14,967	$15,103	$15,050
08/31/19	$15,135	$14,864	$15,220
09/30/19	$15,312	$15,142	$15,400
10/31/19	$15,276	$15,470	$15,366
11/30/19	$15,562	$16,031	$15,655
12/31/19	$15,790	$16,515	$15,888
01/31/20	$16,092	$16,509	$16,194
02/29/20	$14,732	$15,150	$14,824
03/31/20	$12,591	$13,279	$12,653
04/30/20	$13,666	$14,981	$13,738
05/31/20	$14,343	$15,694	$14,420
06/30/20	$14,271	$16,006	$14,346
07/31/20	$14,976	$16,909	$15,058
08/31/20	$15,456	$18,124	$15,543
09/30/20	$15,219	$17,436	$15,305
10/31/20	$14,809	$16,972	$14,891
11/30/20	$16,444	$18,830	$16,542
12/31/20	$16,979	$19,554	$17,080
01/31/21	$16,327	$19,356	$16,425
02/28/21	$16,869	$19,890	$16,972
03/31/21	$17,808	$20,761	$17,921
04/30/21	$18,883	$21,869	$19,007
05/31/21	$18,965	$22,022	$19,092
06/30/21	$19,018	$22,536	$19,147
07/31/21	$19,781	$23,071	$19,918
08/31/21	$20,190	$23,773	$20,332
09/30/21	$19,130	$22,667	$19,263
10/31/21	$20,495	$24,255	$20,643
11/30/21	$20,166	$24,087	$20,312
12/31/21	$21,695	$25,167	$21,855
01/31/22	$20,327	$23,864	$20,476
02/28/22	$19,715	$23,150	$19,859
03/31/22	$20,733	$24,009	$20,890
04/30/22	$19,950	$21,916	$20,101
05/31/22	$20,039	$21,956	$20,194
06/30/22	$19,028	$20,144	$19,176
07/31/22	$20,169	$22,001	$20,332
08/31/22	$19,585	$21,104	$19,744
09/30/22	$18,001	$19,160	$18,143
10/31/22	$19,414	$20,711	$19,572
11/30/22	$20,592	$21,869	$20,765
12/31/22	$19,934	$20,609	$20,101
01/31/23	$20,486	$21,904	$20,660
02/28/23	$19,802	$21,369	$19,971
03/31/23	$20,193	$22,154	$20,367
04/30/23	$20,560	$22,500	$20,741
05/31/23	$19,714	$22,598	$19,887
06/30/23	$20,831	$24,091	$21,019
07/31/23	$21,104	$24,865	$21,297
08/31/23	$20,773	$24,469	$20,962
09/30/23	$19,898	$23,302	$20,079
10/31/23	$19,744	$22,812	$19,924
11/30/23	$21,109	$24,895	$21,306
12/31/23	$21,764	$26,026	$21,970
01/31/24	$22,010	$26,464	$22,221
02/29/24	$22,790	$27,877	$23,013
03/31/24	$23,471	$28,774	$23,705
04/30/24	$22,499	$27,599	$22,723
05/31/24	$23,093	$28,967	$23,327
06/30/24	$23,157	$30,006	$23,395
07/31/24	$24,291	$30,372	$24,545
08/31/24	$25,380	$31,108	$25,650
09/30/24	$25,803	$31,773	$26,081
10/31/24	$25,583	$31,485	$25,856
11/30/24	$27,021	$33,333	$27,316
12/31/24	$25,307	$32,538	$25,583
01/31/25	$26,075	$33,444	$26,364
02/28/25	$26,781	$33,008	$27,082
03/31/25	$26,757	$31,148	$27,062
04/30/25	$26,266	$30,937	$26,568
05/31/25	$26,847	$32,884	$27,158
06/30/25	$26,965	$34,556	$27,280
07/31/25	$26,799	$35,332	$27,115
08/31/25	$27,467	$36,048	$27,795
09/30/25	$27,657	$37,364	$27,990
10/31/25	$26,744	$38,239	$27,066
11/30/25	$27,577	$38,333	$27,913
12/31/25	$27,408	$38,356	$27,746
01/31/26	$28,443	$38,912	$28,800
02/28/26	$29,509	$38,616	$29,884
03/31/26	$27,956	$36,694	$28,309
04/30/26	$28,517	$40,544	$28,883
05/31/26	$27,823	$42,678	$28,181
06/30/26	$28,636	$42,271	$29,011

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
LGLV	6.20%	8.53%	11.09%
S&P 500 Index	22.32%	13.41%	15.51%
State Street® US Large Cap Low Volatility Index/Russell 1000 Low Volatility IndexFootnote Reference(1)Footnote Reference(2)Footnote Reference(3)	6.34%	8.67%	11.24%
Footnote	Description
Footnote(1)	Effective December 13, 2016 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the Russell 1000 Low Volatility Index (the “Previous Benchmark Index”) to the SSGA US Large Cap Low Volatility Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Russell 1000 Low Volatility Index from June 30, 2016 through December 12, 2016 and of the SSGA US Large Cap Low Volatility Index effective December 13, 2016 and thereafter.
Footnote(3)	Effective October 31, 2025, the name of the index will change from the SSGA US Large Cap Low Volatility Index to the State Street® US Large Cap Low Volatility Index. These changes will not result in any changes to a Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,143,412,974
  Number of Portfolio Holdings174
  Portfolio Turnover Rate38%
  Total Advisory Fees Paid$1,341,604

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Multi-Utilities	6.8%
Machinery	6.7%
Insurance	6.2%
Residential REITs	5.7%
Electric Utilities	5.0%
Aerospace & Defense	4.9%
Health Care REITs	4.8%
Retail REITs	4.0%
Oil, Gas & Consumable Fuels	3.2%
Professional Services	3.0%

Top Ten Holdings

Table Summary
Holdings	%
Welltower, Inc. REIT	4.4%
Realty Income Corp. REIT	1.8%
Duke Energy Corp.	1.4%
Public Service Enterprise Group, Inc.	1.3%
Southern Co.	1.3%
Consolidated Edison, Inc.	1.2%
Coca-Cola Co.	1.1%
Cisco Systems, Inc.	1.1%
Johnson & Johnson	1.0%
DTE Energy Co.	1.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA US Large Cap Low Volatility Index ETF to the State Street® SPDR® US Large Cap Low Volatility Index ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR LGLV

State Street® SPDR® US Small Cap Low Volatility Index ETF

SMLV

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® US Small Cap Low Volatility Index ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® US Small Cap Low Volatility Index ETF	$14	0.12%

How did the Fund perform last year and what affected its performance?

Markets posted strong gains during the reporting period, supported by resilient economic growth, solid earnings, and expectations for more supportive monetary policy. Early gains were concentrated among A.I.-driven tech mega caps, but concerns about stretched valuations broadened market leadership to value, small-cap, and international equities in early 2026. The A.I. investment theme also expanded beyond its initial winners, benefiting memory, storage, and other technology infrastructure companies. Late-period volatility stemmed from the U.S.-Iran conflict and stronger economic data, which renewed higher-for-longer interest-rate concerns. Although low volatility names did not outperform during the reporting period, small caps did, allowing the Fund to maintain outperformance against large cap indexes like the S&P 500.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SMLV	S&P 500 Index	State Street® US Small Cap Low Volatility Index/Russell 2000 Low Volatility Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,495	$10,369	$10,498
08/31/16	$10,725	$10,383	$10,729
09/30/16	$10,609	$10,385	$10,613
10/31/16	$10,441	$10,196	$10,444
11/30/16	$11,789	$10,573	$11,798
12/31/16	$12,289	$10,782	$12,295
01/31/17	$12,012	$10,987	$12,014
02/28/17	$12,092	$11,423	$12,090
03/31/17	$12,070	$11,436	$12,073
04/30/17	$12,243	$11,554	$12,239
05/31/17	$11,945	$11,716	$11,914
06/30/17	$12,211	$11,790	$12,195
07/31/17	$12,329	$12,032	$12,262
08/31/17	$12,103	$12,069	$12,059
09/30/17	$12,779	$12,318	$12,739
10/31/17	$12,808	$12,605	$12,767
11/30/17	$13,184	$12,992	$13,128
12/31/17	$12,933	$13,136	$12,876
01/31/18	$12,940	$13,888	$12,871
02/28/18	$12,354	$13,377	$12,294
03/31/18	$12,635	$13,037	$12,594
04/30/18	$12,740	$13,087	$12,699
05/31/18	$13,354	$13,402	$13,317
06/30/18	$13,652	$13,484	$13,618
07/31/18	$13,842	$13,986	$13,811
08/31/18	$14,321	$14,442	$14,290
09/30/18	$14,002	$14,524	$13,971
10/31/18	$13,019	$13,531	$12,987
11/30/18	$13,368	$13,807	$13,337
12/31/18	$12,153	$12,560	$12,122
01/31/19	$13,172	$13,567	$13,145
02/28/19	$13,639	$14,003	$13,612
03/31/19	$13,439	$14,275	$13,413
04/30/19	$13,810	$14,853	$13,788
05/31/19	$13,075	$13,909	$13,053
06/30/19	$13,822	$14,889	$13,800
07/31/19	$14,086	$15,103	$14,065
08/31/19	$13,616	$14,864	$13,594
09/30/19	$14,160	$15,142	$14,141
10/31/19	$14,523	$15,470	$14,507
11/30/19	$14,771	$16,031	$14,756
12/31/19	$15,053	$16,515	$15,041
01/31/20	$14,566	$16,509	$14,554
02/29/20	$13,220	$15,150	$13,206
03/31/20	$10,059	$13,279	$10,040
04/30/20	$11,166	$14,981	$11,204
05/31/20	$11,216	$15,694	$11,257
06/30/20	$11,655	$16,006	$11,696
07/31/20	$11,698	$16,909	$11,738
08/31/20	$12,214	$18,124	$12,258
09/30/20	$11,592	$17,436	$11,628
10/31/20	$11,774	$16,972	$11,813
11/30/20	$13,786	$18,830	$13,840
12/31/20	$14,803	$19,554	$14,866
01/31/21	$15,005	$19,356	$15,075
02/28/21	$16,593	$19,890	$16,675
03/31/21	$17,286	$20,761	$17,371
04/30/21	$17,702	$21,869	$17,796
05/31/21	$17,905	$22,022	$18,002
06/30/21	$17,612	$22,536	$17,708
07/31/21	$17,618	$23,071	$17,715
08/31/21	$18,033	$23,773	$18,135
09/30/21	$17,625	$22,667	$17,725
10/31/21	$18,316	$24,255	$18,424
11/30/21	$17,829	$24,087	$17,932
12/31/21	$18,927	$25,167	$19,044
01/31/22	$17,997	$23,864	$18,106
02/28/22	$17,990	$23,150	$18,101
03/31/22	$18,169	$24,009	$18,281
04/30/22	$17,082	$21,916	$17,187
05/31/22	$17,483	$21,956	$17,595
06/30/22	$16,720	$20,144	$16,828
07/31/22	$17,821	$22,001	$17,940
08/31/22	$17,144	$21,104	$17,257
09/30/22	$15,892	$19,160	$15,993
10/31/22	$17,755	$20,711	$17,875
11/30/22	$18,352	$21,869	$18,479
12/31/22	$17,453	$20,609	$17,572
01/31/23	$18,390	$21,904	$18,522
02/28/23	$18,187	$21,369	$18,318
03/31/23	$17,189	$22,154	$17,306
04/30/23	$16,537	$22,500	$16,649
05/31/23	$16,099	$22,598	$16,210
06/30/23	$16,981	$24,091	$17,098
07/31/23	$17,949	$24,865	$18,077
08/31/23	$17,284	$24,469	$17,406
09/30/23	$16,390	$23,302	$16,502
10/31/23	$15,731	$22,812	$15,836
11/30/23	$16,838	$24,895	$16,955
12/31/23	$18,756	$26,026	$18,895
01/31/24	$17,955	$26,464	$18,086
02/29/24	$18,164	$27,877	$18,300
03/31/24	$18,771	$28,774	$18,940
04/30/24	$17,780	$27,599	$17,942
05/31/24	$18,495	$28,967	$18,664
06/30/24	$18,619	$30,006	$18,789
07/31/24	$21,414	$30,372	$21,612
08/31/24	$21,336	$31,108	$21,531
09/30/24	$21,157	$31,773	$21,348
10/31/24	$21,299	$31,485	$21,491
11/30/24	$23,660	$33,333	$23,882
12/31/24	$21,910	$32,538	$22,113
01/31/25	$22,598	$33,444	$22,807
02/28/25	$22,518	$33,008	$22,727
03/31/25	$21,244	$31,148	$21,439
04/30/25	$20,532	$30,937	$20,744
05/31/25	$21,327	$32,884	$21,551
06/30/25	$21,780	$34,556	$22,013
07/31/25	$21,554	$35,332	$21,781
08/31/25	$23,132	$36,048	$23,380
09/30/25	$22,752	$37,364	$22,995
10/31/25	$22,160	$38,239	$22,398
11/30/25	$22,955	$38,333	$23,197
12/31/25	$23,158	$38,356	$23,403
01/31/26	$24,500	$38,912	$24,771
02/28/26	$25,008	$38,616	$25,287
03/31/26	$24,366	$36,694	$24,642
04/30/26	$25,944	$40,544	$26,244
05/31/26	$26,398	$42,678	$26,701
06/30/26	$28,099	$42,271	$28,438

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SMLV	29.01%	9.79%	10.88%
S&P 500 Index	22.32%	13.41%	15.51%
State Street® US Small Cap Low Volatility Index/Russell 2000 Low Volatility IndexFootnote Reference(1)Footnote Reference(2)Footnote Reference(3)	29.19%	9.94%	11.02%
Footnote	Description
Footnote(1)	Effective December 13, 2016 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the Russell 2000 Low Volatility Index (the “Previous Benchmark Index”) to the SSGA US Small Cap Low Volatility Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Russell 2000 Low Volatility Index from June 30, 2016 through December 12, 2016 and of the SSGA US Small Cap Low Volatility Index effective December 13, 2016 and thereafter.
Footnote(3)	Effective October 31, 2025, the name of the index will change from the SSGA US Small Cap Low Volatility Index to the State Street® US Small Cap Low Volatility Index. These changes will not result in any changes to a Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$254,866,243
  Number of Portfolio Holdings403
  Portfolio Turnover Rate39%
  Total Advisory Fees Paid$255,199

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Banks	22.8%
Financial Services	4.0%
Electronic Equipment, Instruments & Components	3.8%
Insurance	3.7%
Software	3.6%
Professional Services	3.2%
Retail REITs	3.2%
Health Care Equipment & Supplies	3.0%
Hotels, Restaurants & Leisure	3.0%
Machinery	2.6%

Top Ten Holdings

Table Summary
Holdings	%
Horace Mann Educators Corp.	0.6%
Phillips Edison & Co., Inc. REIT	0.6%
City Holding Co.	0.6%
Northwestern Energy Group, Inc.	0.6%
Vishay Precision Group, Inc.	0.6%
American States Water Co.	0.6%
Atlanta Braves Holdings, Inc., Class C	0.6%
Landstar System, Inc.	0.6%
Selective Insurance Group, Inc.	0.5%
McGrath RentCorp	0.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA US Small Cap Low Volatility Index ETF to the State Street® SPDR® US Small Cap Low Volatility Index ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SMLV

State Street® SPDR® Portfolio S&P 500® Growth ETF

SPYG

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 500® Growth ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio S&P 500® Growth ETF	$5	0.04%

How did the Fund perform last year and what affected its performance?

North American equities experienced a volatile but generally positive reporting period. Early weakness was driven by geopolitical tensions, higher energy prices, and inflation concerns, which pressured large-cap growth stocks and contributed to a decline in the S&P 500. Energy-related sectors outperformed as oil prices surged, while Canadian equities benefited from strength in energy and commodity-oriented companies.

Market conditions improved significantly as Middle East tensions eased, oil prices declined, and investor confidence recovered. U.S. equities rebounded strongly, supported by resilient corporate earnings, improving sentiment, and continued enthusiasm for artificial intelligence (A.I.)-related investments. Technology and industrial companies led gains, reflecting strong demand for A.I. infrastructure and related capital spending. The S&P 500 advanced sharply and approached record highs by quarter-end. Canadian equities also posted positive returns, supported primarily by financial stocks. Overall, A.I.-driven growth, changes in energy prices, and shifting expectations for monetary policy were the primary drivers of North American equity market performance during the period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SPYG	S&P 500 Index	S&P 500 Growth Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,463	$10,369	$10,465
08/31/16	$10,431	$10,383	$10,434
09/30/16	$10,471	$10,385	$10,476
10/31/16	$10,248	$10,196	$10,254
11/30/16	$10,372	$10,573	$10,379
12/31/16	$10,518	$10,782	$10,526
01/31/17	$10,830	$10,987	$10,842
02/28/17	$11,269	$11,423	$11,283
03/31/17	$11,408	$11,436	$11,424
04/30/17	$11,629	$11,554	$11,647
05/31/17	$11,955	$11,716	$11,977
06/30/17	$11,907	$11,790	$11,930
07/31/17	$12,215	$12,032	$12,241
08/31/17	$12,394	$12,069	$12,422
09/30/17	$12,531	$12,318	$12,561
10/31/17	$12,939	$12,605	$12,972
11/30/17	$13,302	$12,992	$13,337
12/31/17	$13,379	$13,136	$13,415
01/31/18	$14,344	$13,888	$14,385
02/28/18	$14,053	$13,377	$14,094
03/31/18	$13,636	$13,037	$13,673
04/30/18	$13,673	$13,087	$13,711
05/31/18	$14,264	$13,402	$14,305
06/30/18	$14,349	$13,484	$14,391
07/31/18	$14,842	$13,986	$14,886
08/31/18	$15,566	$14,442	$15,614
09/30/18	$15,678	$14,524	$15,727
10/31/18	$14,413	$13,531	$14,457
11/30/18	$14,634	$13,807	$14,679
12/31/18	$13,373	$12,560	$13,413
01/31/19	$14,376	$13,567	$14,421
02/28/19	$14,962	$14,003	$15,010
03/31/19	$15,368	$14,275	$15,419
04/30/19	$15,979	$14,853	$16,033
05/31/19	$15,135	$13,909	$15,185
06/30/19	$16,066	$14,889	$16,122
07/31/19	$16,252	$15,103	$16,308
08/31/19	$16,135	$14,864	$16,192
09/30/19	$16,181	$15,142	$16,238
10/31/19	$16,463	$15,470	$16,521
11/30/19	$17,026	$16,031	$17,088
12/31/19	$17,522	$16,515	$17,589
01/31/20	$17,919	$16,509	$17,989
02/29/20	$16,639	$15,150	$16,702
03/31/20	$14,981	$13,279	$15,038
04/30/20	$17,142	$14,981	$17,212
05/31/20	$18,161	$15,694	$18,235
06/30/20	$18,905	$16,006	$18,983
07/31/20	$20,225	$16,909	$20,311
08/31/20	$22,157	$18,124	$22,255
09/30/20	$21,122	$17,436	$21,214
10/31/20	$20,472	$16,972	$20,561
11/30/20	$22,456	$18,830	$22,556
12/31/20	$23,369	$19,554	$23,476
01/31/21	$23,250	$19,356	$23,357
02/28/21	$23,250	$19,890	$23,357
03/31/21	$23,864	$20,761	$23,975
04/30/21	$25,501	$21,869	$25,622
05/31/21	$25,273	$22,022	$25,393
06/30/21	$26,706	$22,536	$26,836
07/31/21	$27,717	$23,071	$27,853
08/31/21	$28,874	$23,773	$29,017
09/30/21	$27,202	$22,667	$27,337
10/31/21	$29,669	$24,255	$29,819
11/30/21	$30,089	$24,087	$30,243
12/31/21	$30,832	$25,167	$30,991
01/31/22	$28,252	$23,864	$28,397
02/28/22	$26,983	$23,150	$27,120
03/31/22	$28,181	$24,009	$28,328
04/30/22	$24,664	$21,916	$24,793
05/31/22	$24,328	$21,956	$24,457
06/30/22	$22,314	$20,144	$22,432
07/31/22	$25,172	$22,001	$25,309
08/31/22	$23,829	$21,104	$23,958
09/30/22	$21,454	$19,160	$21,566
10/31/22	$22,417	$20,711	$22,535
11/30/22	$23,557	$21,869	$23,683
12/31/22	$21,764	$20,609	$21,878
01/31/23	$22,986	$21,904	$23,109
02/28/23	$22,541	$21,369	$22,660
03/31/23	$23,855	$22,154	$23,986
04/30/23	$24,194	$22,500	$24,328
05/31/23	$24,798	$22,598	$24,936
06/30/23	$26,376	$24,091	$26,527
07/31/23	$27,178	$24,865	$27,334
08/31/23	$27,012	$24,469	$27,164
09/30/23	$25,699	$23,302	$25,841
10/31/23	$25,079	$22,812	$25,218
11/30/23	$27,275	$24,895	$27,429
12/31/23	$28,286	$26,026	$28,449
01/31/24	$29,102	$26,464	$29,272
02/29/24	$31,224	$27,877	$31,408
03/31/24	$31,886	$28,774	$32,077
04/30/24	$30,640	$27,599	$30,824
05/31/24	$32,660	$28,967	$32,859
06/30/24	$34,936	$30,006	$35,152
07/31/24	$34,479	$30,372	$34,694
08/31/24	$35,233	$31,108	$35,455
09/30/24	$36,230	$31,773	$36,461
10/31/24	$36,001	$31,485	$36,231
11/30/24	$38,139	$33,333	$38,384
12/31/24	$38,461	$32,538	$38,712
01/31/25	$39,491	$33,444	$39,751
02/28/25	$38,342	$33,008	$38,594
03/31/25	$35,201	$31,148	$35,432
04/30/25	$35,985	$30,937	$36,223
05/31/25	$39,366	$32,884	$39,631
06/30/25	$41,857	$34,556	$42,142
07/31/25	$43,288	$35,332	$43,585
08/31/25	$43,645	$36,048	$43,946
09/30/25	$45,953	$37,364	$46,273
10/31/25	$47,489	$38,239	$47,823
11/30/25	$47,047	$38,333	$47,379
12/31/25	$46,962	$38,356	$47,296
01/31/26	$47,216	$38,912	$47,554
02/28/26	$45,591	$38,616	$45,917
03/31/26	$43,154	$36,694	$43,462
04/30/26	$49,533	$40,544	$49,892
05/31/26	$53,535	$42,678	$53,926
06/30/26	$52,596	$42,271	$52,978

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SPYG	25.66%	14.52%	18.06%
S&P 500 Index	22.32%	13.41%	15.51%
S&P 500 Growth Index	25.71%	14.57%	18.14%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$52,678,765,710
  Number of Portfolio Holdings149
  Portfolio Turnover Rate21%
  Total Advisory Fees Paid$17,905,240

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	30.0%
Interactive Media & Services	14.1%
Software	11.3%
Technology Hardware, Storage & Peripherals	7.3%
Financial Services	4.3%
Pharmaceuticals	3.7%
Broadline Retail	3.6%
Aerospace & Defense	2.2%
Automobiles	2.1%
Capital Markets	2.1%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	13.7%
Microsoft Corp.	7.8%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	5.9%
Broadcom, Inc.	5.0%
Alphabet, Inc., Class C	4.7%
Micron Technology, Inc.	3.7%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.5%
Eli Lilly & Co.	2.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® Growth ETF to the State Street® SPDR® Portfolio S&P 500® Growth ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPYG

State Street® SPDR® Portfolio S&P 500® High Dividend ETF

SPYD

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 500® High Dividend ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio S&P 500® High Dividend ETF	$8	0.07%

How did the Fund perform last year and what affected its performance?

Markets posted strong gains during the reporting period, supported by resilient economic growth, solid earnings, and expectations for more supportive monetary policy. Early gains were concentrated among A.I.-driven tech mega caps, but concerns about stretched valuations broadened market leadership to value, small-cap, and international equities in early 2026. The A.I. investment theme also expanded beyond its initial winners, benefiting memory, storage, and other technology infrastructure companies. Late-period volatility stemmed from the U.S.-Iran conflict and stronger economic data which renewed higher-for-longer interest-rate concerns.

The Fund's returns over the reporting period were lower than those of the S&P 500 Index. The Fund's strategy targets the highest dividend paying stocks in the S&P 500, but many of the biggest gainers came from the A.I.-related semiconductor, memory, storage and infrastructure technology names. These names were not typically significant dividend payers, and as such, the Fund did not capture the large returns of these low dividend paying stocks.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SPYD	S&P 500 Index	S&P 500 High Dividend Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,310	$10,369	$10,311
08/31/16	$10,268	$10,383	$10,271
09/30/16	$10,331	$10,385	$10,337
10/31/16	$10,081	$10,196	$10,086
11/30/16	$10,577	$10,573	$10,584
12/31/16	$10,657	$10,782	$10,666
01/31/17	$10,731	$10,987	$10,742
02/28/17	$11,031	$11,423	$11,044
03/31/17	$10,886	$11,436	$10,897
04/30/17	$10,834	$11,554	$10,846
05/31/17	$10,848	$11,716	$10,861
06/30/17	$10,994	$11,790	$11,010
07/31/17	$11,115	$12,032	$11,131
08/31/17	$10,973	$12,069	$10,990
09/30/17	$11,327	$12,318	$11,348
10/31/17	$11,386	$12,605	$11,408
11/30/17	$11,894	$12,992	$11,920
12/31/17	$11,999	$13,136	$12,027
01/31/18	$12,215	$13,888	$12,245
02/28/18	$11,555	$13,377	$11,583
03/31/18	$11,584	$13,037	$11,611
04/30/18	$11,730	$13,087	$11,759
05/31/18	$11,900	$13,402	$11,930
06/30/18	$12,199	$13,484	$12,233
07/31/18	$12,382	$13,986	$12,417
08/31/18	$12,513	$14,442	$12,549
09/30/18	$12,425	$14,524	$12,458
10/31/18	$12,069	$13,531	$12,101
11/30/18	$12,490	$13,807	$12,525
12/31/18	$11,427	$12,560	$11,455
01/31/19	$12,365	$13,567	$12,398
02/28/19	$12,665	$14,003	$12,701
03/31/19	$12,819	$14,275	$12,856
04/30/19	$13,065	$14,853	$13,105
05/31/19	$12,137	$13,909	$12,171
06/30/19	$13,031	$14,889	$13,066
07/31/19	$13,008	$15,103	$13,045
08/31/19	$12,360	$14,864	$12,396
09/30/19	$13,168	$15,142	$13,211
10/31/19	$13,271	$15,470	$13,314
11/30/19	$13,483	$16,031	$13,528
12/31/19	$13,866	$16,515	$13,917
01/31/20	$13,396	$16,509	$13,444
02/29/20	$12,001	$15,150	$12,039
03/31/20	$8,785	$13,279	$8,805
04/30/20	$9,942	$14,981	$9,969
05/31/20	$10,023	$15,694	$10,055
06/30/20	$10,092	$16,006	$10,118
07/31/20	$10,143	$16,909	$10,171
08/31/20	$10,308	$18,124	$10,339
09/30/20	$10,012	$17,436	$10,034
10/31/20	$10,074	$16,972	$10,097
11/30/20	$11,748	$18,830	$11,781
12/31/20	$12,269	$19,554	$12,304
01/31/21	$12,512	$19,356	$12,549
02/28/21	$13,702	$19,890	$13,746
03/31/21	$14,563	$20,761	$14,608
04/30/21	$15,208	$21,869	$15,257
05/31/21	$15,753	$22,022	$15,806
06/30/21	$15,324	$22,536	$15,374
07/31/21	$15,100	$23,071	$15,150
08/31/21	$15,445	$23,773	$15,499
09/30/21	$15,099	$22,667	$15,148
10/31/21	$15,558	$24,255	$15,611
11/30/21	$15,175	$24,087	$15,226
12/31/21	$16,286	$25,167	$16,346
01/31/22	$16,583	$23,864	$16,647
02/28/22	$16,551	$23,150	$16,615
03/31/22	$17,266	$24,009	$17,338
04/30/22	$16,781	$21,916	$16,852
05/31/22	$17,518	$21,956	$17,592
06/30/22	$15,841	$20,144	$15,909
07/31/22	$16,435	$22,001	$16,504
08/31/22	$15,969	$21,104	$16,038
09/30/22	$14,231	$19,160	$14,285
10/31/22	$15,676	$20,711	$15,740
11/30/22	$16,756	$21,869	$16,829
12/31/22	$16,095	$20,609	$16,165
01/31/23	$17,125	$21,904	$17,202
02/28/23	$16,290	$21,369	$16,362
03/31/23	$15,622	$22,154	$15,680
04/30/23	$15,694	$22,500	$15,753
05/31/23	$14,442	$22,598	$14,488
06/30/23	$15,451	$24,091	$15,495
07/31/23	$16,171	$24,865	$16,220
08/31/23	$15,507	$24,469	$15,554
09/30/23	$14,775	$23,302	$14,818
10/31/23	$14,152	$22,812	$14,192
11/30/23	$15,468	$24,895	$15,514
12/31/23	$16,745	$26,026	$16,795
01/31/24	$16,466	$26,464	$16,512
02/29/24	$16,617	$27,877	$16,661
03/31/24	$17,561	$28,774	$17,615
04/30/24	$16,961	$27,599	$17,014
05/31/24	$17,621	$28,967	$17,677
06/30/24	$17,554	$30,006	$17,605
07/31/24	$18,825	$30,372	$18,892
08/31/24	$19,676	$31,108	$19,753
09/30/24	$20,122	$31,773	$20,202
10/31/24	$19,921	$31,485	$20,001
11/30/24	$20,837	$33,333	$20,921
12/31/24	$19,291	$32,538	$19,366
01/31/25	$19,693	$33,444	$19,771
02/28/25	$20,139	$33,008	$20,224
03/31/25	$19,940	$31,148	$20,030
04/30/25	$18,880	$30,937	$18,960
05/31/25	$19,161	$32,884	$19,238
06/30/25	$19,364	$34,556	$19,439
07/31/25	$19,488	$35,332	$19,564
08/31/25	$20,509	$36,048	$20,593
09/30/25	$20,293	$37,364	$20,373
10/31/25	$19,629	$38,239	$19,701
11/30/25	$20,229	$38,333	$20,308
12/31/25	$20,192	$38,356	$20,274
01/31/26	$21,147	$38,912	$21,238
02/28/26	$22,412	$38,616	$22,517
03/31/26	$21,477	$36,694	$21,582
04/30/26	$22,193	$40,544	$22,296
05/31/26	$22,412	$42,678	$22,512
06/30/26	$22,762	$42,271	$22,873

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SPYD	17.54%	8.23%	8.57%
S&P 500 Index	22.32%	13.41%	15.51%
S&P 500 High Dividend Index	17.67%	8.27%	8.63%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$7,374,173,273
  Number of Portfolio Holdings81
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$5,087,534

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Electric Utilities	9.1%
Oil, Gas & Consumable Fuels	8.2%
Residential REITs	7.7%
Banks	7.4%
Specialized REITs	7.4%
Retail REITs	6.9%
Food Products	6.1%
Pharmaceuticals	3.8%
Containers & Packaging	3.6%
Diversified Telecommunication Services	3.4%

Top Ten Holdings

Table Summary
Holdings	%
Iron Mountain, Inc. REIT	1.6%
Franklin Resources, Inc.	1.6%
CVS Health Corp.	1.5%
Host Hotels & Resorts, Inc. REIT	1.5%
Edison International	1.5%
Target Corp.	1.5%
APA Corp.	1.5%
Viatris, Inc.	1.5%
Kimco Realty Corp. REIT	1.4%
Simon Property Group, Inc. REIT	1.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® High Dividend ETF to the State Street® SPDR® Portfolio S&P 500® High Dividend ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPYD

State Street® SPDR® Portfolio S&P 500® Value ETF

SPYV

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 500® Value ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio S&P 500® Value ETF	$4	0.04%

How did the Fund perform last year and what affected its performance?

North American equities experienced a volatile but generally positive reporting period. Early weakness was driven by geopolitical tensions, higher energy prices, and inflation concerns. Energy-related sectors outperformed as oil prices surged, while Canadian equities benefited from strength in energy and commodity-oriented companies.

Market conditions improved significantly as Middle East tensions eased, oil prices declined, and investor confidence recovered. U.S. equities rebounded strongly, supported by resilient corporate earnings, improving sentiment, and continued enthusiasm for artificial intelligence (A.I.)-related investments. Technology and industrial companies led gains, reflecting strong demand for A.I. infrastructure and related capital spending. The S&P 500 advanced sharply and approached record highs by quarter-end. Canadian equities also posted positive returns, supported primarily by financial stocks. Overall, A.I.-driven growth, changes in energy prices, and shifting expectations for monetary policy were the primary drivers of North American equity market performance during the period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SPYV	S&P 500 Index	S&P 500 Value Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,270	$10,369	$10,272
08/31/16	$10,330	$10,383	$10,332
09/30/16	$10,291	$10,385	$10,294
10/31/16	$10,136	$10,196	$10,138
11/30/16	$10,771	$10,573	$10,776
12/31/16	$11,042	$10,782	$11,050
01/31/17	$11,113	$10,987	$11,123
02/28/17	$11,539	$11,423	$11,552
03/31/17	$11,401	$11,436	$11,414
04/30/17	$11,393	$11,554	$11,406
05/31/17	$11,356	$11,716	$11,370
06/30/17	$11,570	$11,790	$11,586
07/31/17	$11,727	$12,032	$11,745
08/31/17	$11,589	$12,069	$11,608
09/30/17	$11,966	$12,318	$11,988
10/31/17	$12,103	$12,605	$12,126
11/30/17	$12,512	$12,992	$12,538
12/31/17	$12,718	$13,136	$12,747
01/31/18	$13,244	$13,888	$13,276
02/28/18	$12,520	$13,377	$12,548
03/31/18	$12,266	$13,037	$12,292
04/30/18	$12,327	$13,087	$12,354
05/31/18	$12,359	$13,402	$12,386
06/30/18	$12,437	$13,484	$12,464
07/31/18	$12,939	$13,986	$12,969
08/31/18	$13,114	$14,442	$13,145
09/30/18	$13,164	$14,524	$13,195
10/31/18	$12,463	$13,531	$12,492
11/30/18	$12,790	$13,807	$12,821
12/31/18	$11,580	$12,560	$11,606
01/31/19	$12,570	$13,567	$12,601
02/28/19	$12,851	$14,003	$12,884
03/31/19	$12,986	$14,275	$13,021
04/30/19	$13,521	$14,853	$13,558
05/31/19	$12,499	$13,909	$12,532
06/30/19	$13,506	$14,889	$13,545
07/31/19	$13,743	$15,103	$13,783
08/31/19	$13,388	$14,864	$13,426
09/30/19	$13,887	$15,142	$13,928
10/31/19	$14,254	$15,470	$14,298
11/30/19	$14,802	$16,031	$14,849
12/31/19	$15,261	$16,515	$15,312
01/31/20	$14,858	$16,509	$14,908
02/29/20	$13,450	$15,150	$13,490
03/31/20	$11,398	$13,279	$11,432
04/30/20	$12,614	$14,981	$12,656
05/31/20	$13,014	$15,694	$13,060
06/30/20	$12,893	$16,006	$12,935
07/31/20	$13,363	$16,909	$13,408
08/31/20	$13,840	$18,124	$13,888
09/30/20	$13,512	$17,436	$13,555
10/31/20	$13,243	$16,972	$13,284
11/30/20	$14,944	$18,830	$14,995
12/31/20	$15,464	$19,554	$15,520
01/31/21	$15,219	$19,356	$15,274
02/28/21	$16,120	$19,890	$16,178
03/31/21	$17,126	$20,761	$17,191
04/30/21	$17,764	$21,869	$17,833
05/31/21	$18,192	$22,022	$18,263
06/30/21	$17,977	$22,536	$18,049
07/31/21	$18,118	$23,071	$18,192
08/31/21	$18,429	$23,773	$18,505
09/30/21	$17,823	$22,667	$17,896
10/31/21	$18,639	$24,255	$18,718
11/30/21	$18,033	$24,087	$18,109
12/31/21	$19,297	$25,167	$19,384
01/31/22	$18,984	$23,864	$19,070
02/28/22	$18,710	$23,150	$18,796
03/31/22	$19,262	$24,009	$19,353
04/30/22	$18,327	$21,916	$18,412
05/31/22	$18,625	$21,956	$18,713
06/30/22	$17,093	$20,144	$17,173
07/31/22	$18,100	$22,001	$18,187
08/31/22	$17,587	$21,104	$17,670
09/30/22	$16,103	$19,160	$16,173
10/31/22	$17,951	$20,711	$18,034
11/30/22	$19,029	$21,869	$19,120
12/31/22	$18,286	$20,609	$18,372
01/31/23	$19,562	$21,904	$19,658
02/28/23	$18,981	$21,369	$19,073
03/31/23	$19,229	$22,154	$19,322
04/30/23	$19,558	$22,500	$19,653
05/31/23	$19,185	$22,598	$19,279
06/30/23	$20,502	$24,091	$20,605
07/31/23	$21,199	$24,865	$21,307
08/31/23	$20,621	$24,469	$20,724
09/30/23	$19,667	$23,302	$19,762
10/31/23	$19,328	$22,812	$19,421
11/30/23	$21,174	$24,895	$21,279
12/31/23	$22,340	$26,026	$22,456
01/31/24	$22,406	$26,464	$22,523
02/29/24	$23,087	$27,877	$23,209
03/31/24	$24,131	$28,774	$24,265
04/30/24	$23,095	$27,599	$23,222
05/31/24	$23,780	$28,967	$23,912
06/30/24	$23,624	$30,006	$23,756
07/31/24	$24,743	$30,372	$24,883
08/31/24	$25,473	$31,108	$25,620
09/30/24	$25,757	$31,773	$25,906
10/31/24	$25,431	$31,485	$25,577
11/30/24	$26,897	$33,333	$27,054
12/31/24	$25,069	$32,538	$25,215
01/31/25	$25,794	$33,444	$25,945
02/28/25	$25,902	$33,008	$26,055
03/31/25	$25,137	$31,148	$25,285
04/30/25	$24,241	$30,937	$24,382
05/31/25	$24,970	$32,884	$25,117
06/30/25	$25,887	$34,556	$26,043
07/31/25	$26,116	$35,332	$26,274
08/31/25	$27,013	$36,048	$27,178
09/30/25	$27,487	$37,364	$27,657
10/31/25	$27,795	$38,239	$27,968
11/30/25	$28,263	$38,333	$28,441
12/31/25	$28,359	$38,356	$28,541
01/31/26	$29,065	$38,912	$29,253
02/28/26	$29,724	$38,616	$29,919
03/31/26	$28,367	$36,694	$28,551
04/30/26	$30,027	$40,544	$30,225
05/31/26	$30,615	$42,678	$30,819
06/30/26	$30,629	$42,271	$30,834

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SPYV	18.32%	11.25%	11.84%
S&P 500 Index	22.32%	13.41%	15.51%
S&P 500 Value Index	18.40%	11.30%	11.92%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$35,321,382,395
  Number of Portfolio Holdings440
  Portfolio Turnover Rate24%
  Total Advisory Fees Paid$12,499,470

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Technology Hardware, Storage & Peripherals	9.2%
Oil, Gas & Consumable Fuels	6.1%
Semiconductors & Semiconductor Equipment	5.8%
Banks	5.5%
Capital Markets	4.1%
Broadline Retail	3.8%
Consumer Staples Distribution & Retail	3.8%
Health Care Providers & Services	3.5%
Insurance	3.2%
Pharmaceuticals	3.0%

Top Ten Holdings

Table Summary
Holdings	%
Apple, Inc.	7.3%
Amazon.com, Inc.	3.8%
Intel Corp.	2.3%
Exxon Mobil Corp.	2.0%
Walmart, Inc.	1.7%
Tesla, Inc.	1.6%
Costco Wholesale Corp.	1.4%
UnitedHealth Group, Inc.	1.3%
Bank of America Corp.	1.3%
Home Depot, Inc.	1.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® Value ETF to the State Street® SPDR® Portfolio S&P 500® Value ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPYV

State Street® SPDR® Russell 1000 Low Volatility Focus ETF

ONEV

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Russell 1000 Low Volatility Focus ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Russell 1000 Low Volatility Focus ETF	$21	0.20%

How did the Fund perform last year and what affected its performance?

U.S. equities delivered strong returns over the 12 months ending June 2026 despite elevated interest rates, policy uncertainty, and periodic growth concerns. Investor sentiment improved as inflation moderated and corporate earnings remained resilient, supporting a sustained advance in risk assets. Large-cap stocks led market performance, driven by continued enthusiasm for artificial intelligence and companies demonstrating durable earnings growth.

For strategies with a low volatility tilt, the period was mixed but generally supportive. While higher-beta growth stocks often led market advances, investors continued to value companies with stable earnings, strong balance sheets, and defensive business models during periods of market uncertainty. Lower-volatility stocks provided downside protection during bouts of volatility and benefited from recurring investor demand for quality and resilience.

Overall, resilient corporate fundamentals and improving investor confidence supported equity markets, while low volatility strategies offered a balance of participation in rising markets and reduced sensitivity to short-term market swings. This combination remained attractive for investors seeking more consistent risk-adjusted returns.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	ONEV	S&P 500 Index	Russell 1000 Low Volatility Focused Factor Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,341	$10,369	$10,343
08/31/16	$10,322	$10,383	$10,325
09/30/16	$10,234	$10,385	$10,240
10/31/16	$9,985	$10,196	$9,992
11/30/16	$10,490	$10,573	$10,500
12/31/16	$10,612	$10,782	$10,624
01/31/17	$10,800	$10,987	$10,814
02/28/17	$11,204	$11,423	$11,221
03/31/17	$11,202	$11,436	$11,219
04/30/17	$11,282	$11,554	$11,302
05/31/17	$11,339	$11,716	$11,361
06/30/17	$11,427	$11,790	$11,451
07/31/17	$11,537	$12,032	$11,563
08/31/17	$11,439	$12,069	$11,467
09/30/17	$11,706	$12,318	$11,738
10/31/17	$11,896	$12,605	$11,931
11/30/17	$12,446	$12,992	$12,485
12/31/17	$12,511	$13,136	$12,561
01/31/18	$12,970	$13,888	$13,025
02/28/18	$12,414	$13,377	$12,468
03/31/18	$12,379	$13,037	$12,435
04/30/18	$12,335	$13,087	$12,392
05/31/18	$12,521	$13,402	$12,581
06/30/18	$12,687	$13,484	$12,750
07/31/18	$13,112	$13,986	$13,180
08/31/18	$13,420	$14,442	$13,492
09/30/18	$13,396	$14,524	$13,470
10/31/18	$12,619	$13,531	$12,689
11/30/18	$13,031	$13,807	$13,106
12/31/18	$11,885	$12,560	$11,952
01/31/19	$12,888	$13,567	$12,965
02/28/19	$13,366	$14,003	$13,449
03/31/19	$13,479	$14,275	$13,566
04/30/19	$13,990	$14,853	$14,083
05/31/19	$13,332	$13,909	$13,421
06/30/19	$14,239	$14,889	$14,339
07/31/19	$14,385	$15,103	$14,490
08/31/19	$14,075	$14,864	$14,179
09/30/19	$14,551	$15,142	$14,663
10/31/19	$14,730	$15,470	$14,844
11/30/19	$15,219	$16,031	$15,341
12/31/19	$15,523	$16,515	$15,650
01/31/20	$15,248	$16,509	$15,375
02/29/20	$13,776	$15,150	$13,893
03/31/20	$11,246	$13,279	$11,348
04/30/20	$12,548	$14,981	$12,664
05/31/20	$13,281	$15,694	$13,405
06/30/20	$13,371	$16,006	$13,498
07/31/20	$14,090	$16,909	$14,228
08/31/20	$14,536	$18,124	$14,679
09/30/20	$14,196	$17,436	$14,335
10/31/20	$14,279	$16,972	$14,423
11/30/20	$15,856	$18,830	$16,015
12/31/20	$16,516	$19,554	$16,684
01/31/21	$16,344	$19,356	$16,514
02/28/21	$17,124	$19,890	$17,305
03/31/21	$18,300	$20,761	$18,498
04/30/21	$19,136	$21,869	$19,346
05/31/21	$19,399	$22,022	$19,617
06/30/21	$19,253	$22,536	$19,473
07/31/21	$19,697	$23,071	$19,925
08/31/21	$20,156	$23,773	$20,392
09/30/21	$19,192	$22,667	$19,418
10/31/21	$20,200	$24,255	$20,440
11/30/21	$19,824	$24,087	$20,062
12/31/21	$21,314	$25,167	$21,577
01/31/22	$20,100	$23,864	$20,351
02/28/22	$19,829	$23,150	$20,081
03/31/22	$20,550	$24,009	$20,814
04/30/22	$19,525	$21,916	$19,779
05/31/22	$19,771	$21,956	$20,031
06/30/22	$18,444	$20,144	$18,695
07/31/22	$19,845	$22,001	$20,118
08/31/22	$19,074	$21,104	$19,340
09/30/22	$17,389	$19,160	$17,631
10/31/22	$19,053	$20,711	$19,321
11/30/22	$20,434	$21,869	$20,727
12/31/22	$19,584	$20,609	$19,867
01/31/23	$20,749	$21,904	$21,054
02/28/23	$20,204	$21,369	$20,503
03/31/23	$20,176	$22,154	$20,476
04/30/23	$20,227	$22,500	$20,531
05/31/23	$19,306	$22,598	$19,598
06/30/23	$20,817	$24,091	$21,136
07/31/23	$21,464	$24,865	$21,796
08/31/23	$20,931	$24,469	$21,257
09/30/23	$20,215	$23,302	$20,529
10/31/23	$19,532	$22,812	$19,839
11/30/23	$21,007	$24,895	$21,339
12/31/23	$22,189	$26,026	$22,547
01/31/24	$22,069	$26,464	$22,425
02/29/24	$23,014	$27,877	$23,389
03/31/24	$24,148	$28,774	$24,547
04/30/24	$22,791	$27,599	$23,170
05/31/24	$23,389	$28,967	$23,782
06/30/24	$23,121	$30,006	$23,510
07/31/24	$24,513	$30,372	$24,933
08/31/24	$25,076	$31,108	$25,509
09/30/24	$25,481	$31,773	$25,924
10/31/24	$25,027	$31,485	$25,467
11/30/24	$26,573	$33,333	$27,045
12/31/24	$24,812	$32,538	$25,254
01/31/25	$25,582	$33,444	$26,043
02/28/25	$25,530	$33,008	$25,992
03/31/25	$25,143	$31,148	$25,605
04/30/25	$24,632	$30,937	$25,088
05/31/25	$25,291	$32,884	$25,762
06/30/25	$25,733	$34,556	$26,218
07/31/25	$25,718	$35,332	$26,205
08/31/25	$26,658	$36,048	$27,168
09/30/25	$26,650	$37,364	$27,161
10/31/25	$26,189	$38,239	$26,692
11/30/25	$26,999	$38,333	$27,524
12/31/25	$26,798	$38,356	$27,325
01/31/26	$27,654	$38,912	$28,204
02/28/26	$28,794	$38,616	$29,375
03/31/26	$27,137	$36,694	$27,689
04/30/26	$28,227	$40,544	$28,804
05/31/26	$28,385	$42,678	$28,969
06/30/26	$29,069	$42,271	$29,678

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
ONEV	12.96%	8.59%	11.26%
S&P 500 Index	22.32%	13.41%	15.51%
Russell 1000 Low Volatility Focused Factor Index	13.19%	8.79%	11.49%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$341,865,346
  Number of Portfolio Holdings452
  Portfolio Turnover Rate22%
  Total Advisory Fees Paid$1,088,546

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Insurance	12.1%
Health Care Providers & Services	6.1%
Machinery	5.6%
Electric Utilities	4.2%
Capital Markets	3.4%
Food Products	3.3%
Consumer Staples Distribution & Retail	3.2%
Professional Services	3.1%
Multi-Utilities	2.9%
Hotels, Restaurants & Leisure	2.9%

Top Ten Holdings

Table Summary
Holdings	%
Allstate Corp.	1.5%
Progressive Corp.	1.2%
McKesson Corp.	0.9%
Arch Capital Group Ltd.	0.9%
Cigna Group	0.9%
Cincinnati Financial Corp.	0.8%
Travelers Cos., Inc.	0.8%
Hartford Insurance Group, Inc.	0.7%
Comcast Corp., Class A	0.7%
Kroger Co.	0.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Russell 1000 Low Volatility Focus ETF to the State Street® SPDR® Russell 1000 Low Volatility Focus ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR ONEV

State Street® SPDR® Russell 1000 Momentum Focus ETF

ONEO

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Russell 1000 Momentum Focus ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Russell 1000 Momentum Focus ETF	$24	0.21%

How did the Fund perform last year and what affected its performance?

U.S. equities delivered strong returns over the 12-months ending June 2026 despite elevated interest rates, policy uncertainty, and periodic growth concerns. Investor sentiment improved as inflation moderated and corporate earnings remained resilient, supporting a sustained advance in risk assets. Large-cap stocks led market performance, driven by continued enthusiasm for artificial intelligence and companies demonstrating durable earnings growth.

Although market leadership was concentrated at times, participation broadened as confidence in the economic outlook improved. Investors increasingly rewarded firms with accelerating revenues, expanding margins, and positive earnings revisions.

The environment proved favorable for strategies with a momentum tilt. Stocks exhibiting strong price trends and improving fundamentals generally continued to outperform, benefiting from persistent investor demand and upward earnings revisions. As market breadth improved, momentum opportunities expanded beyond a narrow group of technology leaders, creating a more diversified set of return drivers.

Overall, resilient corporate fundamentals and improving investor confidence supported a constructive backdrop for momentum-oriented investors.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	ONEO	S&P 500 Index	Russell 1000 Momentum Focused Factor Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,360	$10,369	$10,362
08/31/16	$10,305	$10,383	$10,308
09/30/16	$10,266	$10,385	$10,271
10/31/16	$10,069	$10,196	$10,075
11/30/16	$10,568	$10,573	$10,577
12/31/16	$10,701	$10,782	$10,713
01/31/17	$10,932	$10,987	$10,947
02/28/17	$11,274	$11,423	$11,292
03/31/17	$11,282	$11,436	$11,302
04/30/17	$11,402	$11,554	$11,424
05/31/17	$11,442	$11,716	$11,465
06/30/17	$11,466	$11,790	$11,493
07/31/17	$11,686	$12,032	$11,713
08/31/17	$11,681	$12,069	$11,712
09/30/17	$12,058	$12,318	$12,091
10/31/17	$12,326	$12,605	$12,362
11/30/17	$12,830	$12,992	$12,870
12/31/17	$12,918	$13,136	$12,970
01/31/18	$13,477	$13,888	$13,534
02/28/18	$12,955	$13,377	$13,012
03/31/18	$12,898	$13,037	$12,959
04/30/18	$12,774	$13,087	$12,835
05/31/18	$13,062	$13,402	$13,123
06/30/18	$13,068	$13,484	$13,136
07/31/18	$13,442	$13,986	$13,514
08/31/18	$13,794	$14,442	$13,870
09/30/18	$13,672	$14,524	$13,750
10/31/18	$12,498	$13,531	$12,571
11/30/18	$12,655	$13,807	$12,733
12/31/18	$11,369	$12,560	$11,434
01/31/19	$12,403	$13,567	$12,477
02/28/19	$12,849	$14,003	$12,927
03/31/19	$12,919	$14,275	$13,001
04/30/19	$13,340	$14,853	$13,427
05/31/19	$12,412	$13,909	$12,494
06/30/19	$13,301	$14,889	$13,392
07/31/19	$13,469	$15,103	$13,565
08/31/19	$13,149	$14,864	$13,244
09/30/19	$13,452	$15,142	$13,553
10/31/19	$13,628	$15,470	$13,732
11/30/19	$14,082	$16,031	$14,191
12/31/19	$14,374	$16,515	$14,490
01/31/20	$14,045	$16,509	$14,161
02/29/20	$12,740	$15,150	$12,845
03/31/20	$10,186	$13,279	$10,274
04/30/20	$11,666	$14,981	$11,769
05/31/20	$12,498	$15,694	$12,611
06/30/20	$12,690	$16,006	$12,807
07/31/20	$13,420	$16,909	$13,547
08/31/20	$13,892	$18,124	$14,025
09/30/20	$13,595	$17,436	$13,725
10/31/20	$13,566	$16,972	$13,699
11/30/20	$15,202	$18,830	$15,353
12/31/20	$15,889	$19,554	$16,051
01/31/21	$15,860	$19,356	$16,024
02/28/21	$16,590	$19,890	$16,762
03/31/21	$17,508	$20,761	$17,690
04/30/21	$18,314	$21,869	$18,508
05/31/21	$18,546	$22,022	$18,744
06/30/21	$18,576	$22,536	$18,779
07/31/21	$18,783	$23,071	$18,990
08/31/21	$19,332	$23,773	$19,549
09/30/21	$18,488	$22,667	$18,698
10/31/21	$19,540	$24,255	$19,765
11/30/21	$19,143	$24,087	$19,364
12/31/21	$20,105	$25,167	$20,343
01/31/22	$18,827	$23,864	$19,053
02/28/22	$18,659	$23,150	$18,886
03/31/22	$18,994	$24,009	$19,228
04/30/22	$17,775	$21,916	$17,997
05/31/22	$18,060	$21,956	$18,290
06/30/22	$16,371	$20,144	$16,586
07/31/22	$17,805	$22,001	$18,041
08/31/22	$17,357	$21,104	$17,591
09/30/22	$15,765	$19,160	$15,977
10/31/22	$17,527	$20,711	$17,764
11/30/22	$18,680	$21,869	$18,937
12/31/22	$17,702	$20,609	$17,946
01/31/23	$18,951	$21,904	$19,216
02/28/23	$18,424	$21,369	$18,685
03/31/23	$18,244	$22,154	$18,504
04/30/23	$18,175	$22,500	$18,434
05/31/23	$17,455	$22,598	$17,701
06/30/23	$19,055	$24,091	$19,328
07/31/23	$19,651	$24,865	$19,935
08/31/23	$19,191	$24,469	$19,469
09/30/23	$18,355	$23,302	$18,621
10/31/23	$17,563	$22,812	$17,819
11/30/23	$19,126	$24,895	$19,406
12/31/23	$20,471	$26,026	$20,776
01/31/24	$20,435	$26,464	$20,735
02/29/24	$21,632	$27,877	$21,953
03/31/24	$22,656	$28,774	$22,997
04/30/24	$21,299	$27,599	$21,622
05/31/24	$21,880	$28,967	$22,215
06/30/24	$21,757	$30,006	$22,089
07/31/24	$22,696	$30,372	$23,048
08/31/24	$23,035	$31,108	$23,396
09/30/24	$23,502	$31,773	$23,876
10/31/24	$23,295	$31,485	$23,666
11/30/24	$25,323	$33,333	$25,733
12/31/24	$23,548	$32,538	$23,931
01/31/25	$24,501	$33,444	$24,906
02/28/25	$23,917	$33,008	$24,317
03/31/25	$22,937	$31,148	$23,319
04/30/25	$22,681	$30,937	$23,060
05/31/25	$23,854	$32,884	$24,256
06/30/25	$24,664	$34,556	$25,085
07/31/25	$24,898	$35,332	$25,325
08/31/25	$25,562	$36,048	$26,008
09/30/25	$25,809	$37,364	$26,257
10/31/25	$25,537	$38,239	$25,982
11/30/25	$25,956	$38,333	$26,415
12/31/25	$26,022	$38,356	$26,489
01/31/26	$27,119	$38,912	$27,606
02/28/26	$28,310	$38,616	$28,822
03/31/26	$26,885	$36,694	$27,378
04/30/26	$29,027	$40,544	$29,556
05/31/26	$30,203	$42,678	$30,746
06/30/26	$30,949	$42,271	$31,511

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
ONEO	25.48%	10.75%	11.96%
S&P 500 Index	22.32%	13.41%	15.51%
Russell 1000 Momentum Focused Factor Index	25.62%	10.91%	12.16%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$29,039,481
  Number of Portfolio Holdings937
  Portfolio Turnover Rate49%
  Total Advisory Fees Paid$122,967

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	6.0%
Oil, Gas & Consumable Fuels	5.0%
Insurance	4.8%
Health Care Providers & Services	4.3%
Machinery	4.1%
Electric Utilities	3.3%
Capital Markets	3.1%
Hotels, Restaurants & Leisure	3.0%
Biotechnology	2.8%
Software	2.8%

Top Ten Holdings

Table Summary
Holdings	%
Anglogold Ashanti PLC	0.7%
Delta Air Lines, Inc.	0.6%
Allstate Corp.	0.6%
Archer-Daniels-Midland Co.	0.6%
Expedia Group, Inc.	0.5%
Edison International	0.5%
CF Industries Holdings, Inc.	0.5%
Zoom Communications, Inc.	0.5%
Credo Technology Group Holding Ltd.	0.5%
Humana, Inc.	0.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Russell 1000 Momentum Focus ETF to the State Street® SPDR® Russell 1000 Momentum Focus ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR ONEO

State Street® SPDR® Russell 1000 Yield Focus ETF

ONEY

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Russell 1000 Yield Focus ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Russell 1000 Yield Focus ETF	$22	0.20%

How did the Fund perform last year and what affected its performance?

Markets posted strong gains during the reporting period, supported by resilient economic growth, solid earnings, and expectations for more supportive monetary policy. Early gains were concentrated among A.I.-driven tech mega caps, but concerns about stretched valuations broadened market leadership to value, small-cap, and international equities in early 2026. The A.I. investment theme also expanded beyond its initial winners, benefiting memory, storage, and other technology infrastructure companies. Late-period volatility stemmed from the U.S.-Iran conflict and stronger economic data which renewed higher-for-longer interest-rate concerns.

The Fund's strategy focuses on high dividend yielding names, with tilts towards value, small size and quality names. Although the focus on high yield and tilt towards value names tended to underweight the A.I.-related tech names that outperformed, this was offset to some degree by the tilt towards smaller cap names, which did outperform. As a result, the Fund's returns during the reporting period were only slightly behind those of cap weighted indexes such as the Russell 1000 Index or the S&P 500 Index.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	ONEY	S&P 500 Index	Russell 1000 Yield Focused Factor Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,469	$10,369	$10,470
08/31/16	$10,464	$10,383	$10,467
09/30/16	$10,484	$10,385	$10,488
10/31/16	$10,287	$10,196	$10,293
11/30/16	$11,002	$10,573	$11,011
12/31/16	$11,094	$10,782	$11,105
01/31/17	$11,320	$10,987	$11,333
02/28/17	$11,598	$11,423	$11,614
03/31/17	$11,595	$11,436	$11,612
04/30/17	$11,611	$11,554	$11,630
05/31/17	$11,488	$11,716	$11,508
06/30/17	$11,661	$11,790	$11,685
07/31/17	$11,783	$12,032	$11,809
08/31/17	$11,522	$12,069	$11,549
09/30/17	$11,938	$12,318	$11,970
10/31/17	$12,047	$12,605	$12,081
11/30/17	$12,584	$12,992	$12,623
12/31/17	$12,779	$13,136	$12,842
01/31/18	$13,136	$13,888	$13,204
02/28/18	$12,570	$13,377	$12,637
03/31/18	$12,509	$13,037	$12,578
04/30/18	$12,603	$13,087	$12,674
05/31/18	$12,906	$13,402	$12,981
06/30/18	$13,090	$13,484	$13,168
07/31/18	$13,442	$13,986	$13,525
08/31/18	$13,645	$14,442	$13,732
09/30/18	$13,554	$14,524	$13,640
10/31/18	$12,710	$13,531	$12,792
11/30/18	$13,032	$13,807	$13,118
12/31/18	$11,760	$12,560	$11,838
01/31/19	$12,887	$13,567	$12,977
02/28/19	$13,143	$14,003	$13,237
03/31/19	$13,223	$14,275	$13,321
04/30/19	$13,636	$14,853	$13,740
05/31/19	$12,700	$13,909	$12,797
06/30/19	$13,586	$14,889	$13,693
07/31/19	$13,704	$15,103	$13,816
08/31/19	$12,886	$14,864	$12,992
09/30/19	$13,707	$15,142	$13,824
10/31/19	$13,970	$15,470	$14,093
11/30/19	$14,420	$16,031	$14,550
12/31/19	$14,927	$16,515	$15,065
01/31/20	$14,194	$16,509	$14,326
02/29/20	$12,702	$15,150	$12,817
03/31/20	$9,521	$13,279	$9,612
04/30/20	$10,852	$14,981	$10,962
05/31/20	$11,364	$15,694	$11,484
06/30/20	$11,719	$16,006	$11,847
07/31/20	$11,945	$16,909	$12,076
08/31/20	$12,529	$18,124	$12,669
09/30/20	$12,162	$17,436	$12,295
10/31/20	$12,285	$16,972	$12,423
11/30/20	$14,555	$18,830	$14,719
12/31/20	$15,235	$19,554	$15,410
01/31/21	$15,412	$19,356	$15,590
02/28/21	$17,230	$19,890	$17,438
03/31/21	$18,306	$20,761	$18,531
04/30/21	$19,073	$21,869	$19,311
05/31/21	$19,801	$22,022	$20,054
06/30/21	$19,489	$22,536	$19,742
07/31/21	$19,535	$23,071	$19,792
08/31/21	$20,021	$23,773	$20,287
09/30/21	$19,260	$22,667	$19,519
10/31/21	$19,980	$24,255	$20,251
11/30/21	$19,501	$24,087	$19,768
12/31/21	$20,869	$25,167	$21,163
01/31/22	$20,553	$23,864	$20,848
02/28/22	$20,439	$23,150	$20,738
03/31/22	$21,239	$24,009	$21,557
04/30/22	$20,476	$21,916	$20,788
05/31/22	$20,914	$21,956	$21,237
06/30/22	$18,816	$20,144	$19,114
07/31/22	$20,254	$22,001	$20,578
08/31/22	$19,739	$21,104	$20,059
09/30/22	$17,741	$19,160	$18,023
10/31/22	$19,696	$20,711	$20,013
11/30/22	$21,104	$21,869	$21,451
12/31/22	$20,139	$20,609	$20,472
01/31/23	$21,613	$21,904	$21,976
02/28/23	$20,963	$21,369	$21,317
03/31/23	$20,436	$22,154	$20,775
04/30/23	$20,386	$22,500	$20,727
05/31/23	$19,167	$22,598	$19,484
06/30/23	$20,809	$24,091	$21,160
07/31/23	$21,967	$24,865	$22,344
08/31/23	$21,085	$24,469	$21,447
09/30/23	$20,153	$23,302	$20,498
10/31/23	$19,322	$22,812	$19,653
11/30/23	$20,831	$24,895	$21,192
12/31/23	$22,366	$26,026	$22,762
01/31/24	$21,884	$26,464	$22,270
02/29/24	$22,601	$27,877	$23,002
03/31/24	$24,303	$28,774	$24,750
04/30/24	$23,119	$27,599	$23,546
05/31/24	$23,891	$28,967	$24,337
06/30/24	$23,456	$30,006	$23,892
07/31/24	$24,722	$30,372	$25,192
08/31/24	$25,225	$31,108	$25,708
09/30/24	$25,530	$31,773	$26,022
10/31/24	$25,145	$31,485	$25,633
11/30/24	$26,708	$33,333	$27,233
12/31/24	$24,990	$32,538	$25,482
01/31/25	$25,628	$33,444	$26,137
02/28/25	$25,821	$33,008	$26,339
03/31/25	$25,229	$31,148	$25,740
04/30/25	$24,033	$30,937	$24,521
05/31/25	$24,797	$32,884	$25,303
06/30/25	$25,214	$34,556	$25,731
07/31/25	$25,613	$35,332	$26,141
08/31/25	$26,852	$36,048	$27,411
09/30/25	$26,584	$37,364	$27,139
10/31/25	$26,188	$38,239	$26,734
11/30/25	$26,882	$38,333	$27,449
12/31/25	$26,899	$38,356	$27,473
01/31/26	$28,325	$38,912	$28,939
02/28/26	$29,902	$38,616	$30,557
03/31/26	$28,669	$36,694	$29,307
04/30/26	$30,240	$40,544	$30,913
05/31/26	$30,555	$42,678	$31,236
06/30/26	$30,797	$42,271	$31,498

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
ONEY	22.14%	9.58%	11.91%
S&P 500 Index	22.32%	13.41%	15.51%
Russell 1000 Yield Focused Factor Index	22.41%	9.79%	12.16%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$726,460,950
  Number of Portfolio Holdings302
  Portfolio Turnover Rate37%
  Total Advisory Fees Paid$1,685,487

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Insurance	10.7%
Oil, Gas & Consumable Fuels	7.1%
Electric Utilities	5.3%
Food Products	4.2%
Multi-Utilities	4.0%
Specialized REITs	3.7%
Machinery	3.7%
Consumer Staples Distribution & Retail	3.4%
Residential REITs	2.8%
Capital Markets	2.8%

Top Ten Holdings

Table Summary
Holdings	%
Progressive Corp.	3.7%
Comcast Corp., Class A	2.2%
Allstate Corp.	1.8%
United Parcel Service, Inc., Class B	1.5%
Cigna Group	1.5%
ONEOK, Inc.	1.4%
EOG Resources, Inc.	1.3%
Anglogold Ashanti PLC	1.2%
Accenture PLC, Class A	1.1%
Altria Group, Inc.	1.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Russell 1000 Yield Focus ETF to the State Street® SPDR® Russell 1000 Yield Focus ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR ONEY

State Street® SPDR® S&P® 1500 Momentum Tilt ETF

MMTM

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P® 1500 Momentum Tilt ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® 1500 Momentum Tilt ETF	$13	0.12%

How did the Fund perform last year and what affected its performance?

Markets posted strong gains during the reporting period, supported by resilient economic growth, solid earnings, and expectations for more supportive monetary policy. Early gains were concentrated among A.I.-driven tech mega caps, but concerns about stretched valuations broadened market leadership to value, small-cap, and international equities in early 2026. The A.I. investment theme also expanded beyond its initial winners, benefiting memory, storage, and other technology infrastructure companies. Late-period volatility stemmed from the U.S.-Iran conflict and stronger economic data, which renewed higher-for-longer interest-rate concerns.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MMTM	S&P 500 Index	S&P 1500 Positive Momentum Tilt Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,295	$10,369	$10,294
08/31/16	$10,221	$10,383	$10,216
09/30/16	$10,226	$10,385	$10,223
10/31/16	$9,979	$10,196	$9,974
11/30/16	$10,268	$10,573	$10,265
12/31/16	$10,453	$10,782	$10,454
01/31/17	$10,687	$10,987	$10,688
02/28/17	$11,055	$11,423	$11,057
03/31/17	$11,044	$11,436	$11,046
04/30/17	$11,158	$11,554	$11,160
05/31/17	$11,362	$11,716	$11,368
06/30/17	$11,420	$11,790	$11,428
07/31/17	$11,696	$12,032	$11,705
08/31/17	$11,781	$12,069	$11,795
09/30/17	$12,050	$12,318	$12,063
10/31/17	$12,482	$12,605	$12,500
11/30/17	$12,850	$12,992	$12,869
12/31/17	$12,933	$13,136	$12,956
01/31/18	$13,809	$13,888	$13,834
02/28/18	$13,467	$13,377	$13,493
03/31/18	$13,105	$13,037	$13,132
04/30/18	$13,142	$13,087	$13,171
05/31/18	$13,596	$13,402	$13,628
06/30/18	$13,580	$13,484	$13,610
07/31/18	$14,016	$13,986	$14,050
08/31/18	$14,667	$14,442	$14,704
09/30/18	$14,717	$14,524	$14,758
10/31/18	$13,461	$13,531	$13,499
11/30/18	$13,670	$13,807	$13,709
12/31/18	$12,435	$12,560	$12,476
01/31/19	$13,424	$13,567	$13,466
02/28/19	$13,917	$14,003	$13,956
03/31/19	$14,225	$14,275	$14,276
04/30/19	$14,683	$14,853	$14,734
05/31/19	$13,927	$13,909	$13,976
06/30/19	$14,844	$14,889	$14,899
07/31/19	$15,023	$15,103	$15,080
08/31/19	$14,998	$14,864	$15,058
09/30/19	$15,114	$15,142	$15,175
10/31/19	$15,300	$15,470	$15,365
11/30/19	$15,720	$16,031	$15,789
12/31/19	$16,126	$16,515	$16,197
01/31/20	$16,244	$16,509	$16,320
02/29/20	$14,919	$15,150	$14,988
03/31/20	$13,133	$13,279	$13,202
04/30/20	$14,643	$14,981	$14,713
05/31/20	$15,391	$15,694	$15,467
06/30/20	$15,830	$16,006	$15,907
07/31/20	$16,920	$16,909	$17,012
08/31/20	$18,329	$18,124	$18,432
09/30/20	$17,522	$17,436	$17,622
10/31/20	$16,981	$16,972	$17,079
11/30/20	$18,502	$18,830	$18,608
12/31/20	$19,245	$19,554	$19,358
01/31/21	$18,977	$19,356	$19,086
02/28/21	$19,158	$19,890	$19,276
03/31/21	$19,744	$20,761	$19,866
04/30/21	$20,992	$21,869	$21,129
05/31/21	$21,176	$22,022	$21,321
06/30/21	$21,645	$22,536	$21,795
07/31/21	$22,061	$23,071	$22,210
08/31/21	$22,824	$23,773	$22,985
09/30/21	$21,841	$22,667	$21,999
10/31/21	$23,655	$24,255	$23,830
11/30/21	$23,424	$24,087	$23,597
12/31/21	$24,253	$25,167	$24,438
01/31/22	$22,953	$23,864	$23,130
02/28/22	$22,390	$23,150	$22,563
03/31/22	$23,234	$24,009	$23,421
04/30/22	$21,074	$21,916	$21,243
05/31/22	$21,065	$21,956	$21,237
06/30/22	$19,383	$20,144	$19,545
07/31/22	$20,981	$22,001	$21,160
08/31/22	$20,308	$21,104	$20,484
09/30/22	$18,700	$19,160	$18,858
10/31/22	$20,518	$20,711	$20,699
11/30/22	$21,439	$21,869	$21,634
12/31/22	$20,375	$20,609	$20,561
01/31/23	$20,999	$21,904	$21,188
02/28/23	$20,377	$21,369	$20,566
03/31/23	$20,678	$22,154	$20,881
04/30/23	$21,144	$22,500	$21,357
05/31/23	$21,302	$22,598	$21,521
06/30/23	$22,767	$24,091	$23,005
07/31/23	$23,496	$24,865	$23,741
08/31/23	$23,267	$24,469	$23,511
09/30/23	$22,077	$23,302	$22,308
10/31/23	$21,672	$22,812	$21,899
11/30/23	$23,840	$24,895	$24,096
12/31/23	$24,972	$26,026	$25,241
01/31/24	$25,689	$26,464	$25,970
02/29/24	$27,602	$27,877	$27,911
03/31/24	$28,418	$28,774	$28,741
04/30/24	$27,090	$27,599	$27,399
05/31/24	$28,725	$28,967	$29,055
06/30/24	$30,089	$30,006	$30,440
07/31/24	$29,924	$30,372	$30,274
08/31/24	$30,661	$31,108	$31,028
09/30/24	$31,287	$31,773	$31,666
10/31/24	$31,213	$31,485	$31,595
11/30/24	$33,153	$33,333	$33,566
12/31/24	$32,411	$32,538	$32,815
01/31/25	$33,338	$33,444	$33,757
02/28/25	$32,526	$33,008	$32,941
03/31/25	$30,085	$31,148	$30,468
04/30/25	$30,011	$30,937	$30,396
05/31/25	$31,914	$32,884	$32,325
06/30/25	$33,382	$34,556	$33,815
07/31/25	$34,190	$35,332	$34,637
08/31/25	$34,404	$36,048	$34,853
09/30/25	$35,828	$37,364	$36,301
10/31/25	$36,915	$38,239	$37,407
11/30/25	$36,706	$38,333	$37,199
12/31/25	$36,676	$38,356	$37,172
01/31/26	$37,397	$38,912	$37,909
02/28/26	$37,112	$38,616	$37,628
03/31/26	$35,321	$36,694	$35,814
04/30/26	$39,197	$40,544	$39,747
05/31/26	$40,660	$42,678	$41,230
06/30/26	$39,531	$42,271	$40,090

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
MMTM	18.42%	12.80%	14.73%
S&P 500 Index	22.32%	13.41%	15.51%
S&P 1500 Positive Momentum Tilt Index	18.56%	12.96%	14.90%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$165,863,074
  Number of Portfolio Holdings1,474
  Portfolio Turnover Rate136%
  Total Advisory Fees Paid$191,020

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	27.7%
Interactive Media & Services	10.1%
Technology Hardware, Storage & Peripherals	7.9%
Oil, Gas & Consumable Fuels	4.0%
Banks	3.9%
Pharmaceuticals	3.2%
Machinery	2.9%
Aerospace & Defense	2.7%
Software	2.6%
Capital Markets	2.5%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	10.1%
Apple, Inc.	5.4%
Alphabet, Inc., Class A	5.2%
Broadcom, Inc.	4.0%
Alphabet, Inc., Class C	3.9%
Micron Technology, Inc.	3.4%
Advanced Micro Devices, Inc.	2.4%
Amazon.com, Inc.	2.3%
Tesla, Inc.	2.0%
Intel Corp.	1.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® 1500 Momentum Tilt ETF to the State Street® SPDR® S&P® 1500 Momentum Tilt ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MMTM

State Street® SPDR® S&P® 1500 Value Tilt ETF

VLU

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P® 1500 Value Tilt ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® 1500 Value Tilt ETF	$14	0.12%

How did the Fund perform last year and what affected its performance?

Markets posted strong gains during the reporting period, supported by resilient economic growth, solid earnings, and expectations for more supportive monetary policy. Early gains were concentrated among A.I.-driven tech mega caps, but concerns about stretched valuations broadened market leadership to value, small-cap, and international equities in early 2026. The A.I. investment theme also expanded beyond its initial winners, benefiting memory, storage, and other technology infrastructure companies. Late-period volatility stemmed from the U.S.-Iran conflict and stronger economic data, which renewed higher-for-longer interest-rate concerns.

The Fund's strategy tilts towards value names in the S&P 1500 Composite Index. Due to its annual rebalance in April, the Fund was able to overweight some of the A.I.-related semiconductor, memory, storage and infrastructure companies that tended to be value names prior to their substantial run-up during the reporting period. These overweights helped the Fund outperform the cap weighted S&P 1500 Composite Index.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	VLU	S&P 500 Index	S&P 1500 Low Valuation Tilt Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,357	$10,369	$10,365
08/31/16	$10,465	$10,383	$10,470
09/30/16	$10,466	$10,385	$10,473
10/31/16	$10,321	$10,196	$10,326
11/30/16	$11,067	$10,573	$11,078
12/31/16	$11,326	$10,782	$11,341
01/31/17	$11,429	$10,987	$11,445
02/28/17	$11,818	$11,423	$11,834
03/31/17	$11,750	$11,436	$11,765
04/30/17	$11,764	$11,554	$11,777
05/31/17	$11,786	$11,716	$11,798
06/30/17	$11,951	$11,790	$11,966
07/31/17	$12,173	$12,032	$12,188
08/31/17	$12,068	$12,069	$12,081
09/30/17	$12,464	$12,318	$12,478
10/31/17	$12,689	$12,605	$12,699
11/30/17	$13,148	$12,992	$13,166
12/31/17	$13,339	$13,136	$13,364
01/31/18	$13,983	$13,888	$14,007
02/28/18	$13,338	$13,377	$13,360
03/31/18	$13,062	$13,037	$13,084
04/30/18	$13,180	$13,087	$13,209
05/31/18	$13,368	$13,402	$13,402
06/30/18	$13,431	$13,484	$13,466
07/31/18	$13,917	$13,986	$13,954
08/31/18	$14,279	$14,442	$14,317
09/30/18	$14,291	$14,524	$14,332
10/31/18	$13,443	$13,531	$13,485
11/30/18	$13,703	$13,807	$13,746
12/31/18	$12,304	$12,560	$12,346
01/31/19	$13,321	$13,567	$13,367
02/28/19	$13,653	$14,003	$13,702
03/31/19	$13,689	$14,275	$13,741
04/30/19	$14,179	$14,853	$14,230
05/31/19	$13,090	$13,909	$13,133
06/30/19	$14,093	$14,889	$14,144
07/31/19	$14,274	$15,103	$14,325
08/31/19	$13,809	$14,864	$13,857
09/30/19	$14,320	$15,142	$14,372
10/31/19	$14,601	$15,470	$14,654
11/30/19	$15,125	$16,031	$15,182
12/31/19	$15,548	$16,515	$15,610
01/31/20	$15,136	$16,509	$15,198
02/29/20	$13,672	$15,150	$13,724
03/31/20	$11,377	$13,279	$11,431
04/30/20	$12,926	$14,981	$13,009
05/31/20	$13,432	$15,694	$13,521
06/30/20	$13,574	$16,006	$13,675
07/31/20	$14,028	$16,909	$14,129
08/31/20	$14,790	$18,124	$14,902
09/30/20	$14,229	$17,436	$14,330
10/31/20	$14,075	$16,972	$14,177
11/30/20	$16,296	$18,830	$16,422
12/31/20	$17,041	$19,554	$17,179
01/31/21	$17,151	$19,356	$17,301
02/28/21	$18,526	$19,890	$18,687
03/31/21	$19,575	$20,761	$19,747
04/30/21	$20,380	$21,869	$20,562
05/31/21	$20,881	$22,022	$21,071
06/30/21	$20,770	$22,536	$20,960
07/31/21	$20,816	$23,071	$21,009
08/31/21	$21,329	$23,773	$21,528
09/30/21	$20,600	$22,667	$20,793
10/31/21	$21,645	$24,255	$21,853
11/30/21	$21,093	$24,087	$21,294
12/31/21	$22,315	$25,167	$22,535
01/31/22	$21,917	$23,864	$22,137
02/28/22	$21,650	$23,150	$21,868
03/31/22	$22,281	$24,009	$22,516
04/30/22	$20,953	$21,916	$21,172
05/31/22	$21,393	$21,956	$21,622
06/30/22	$19,400	$20,144	$19,610
07/31/22	$20,783	$22,001	$21,011
08/31/22	$20,190	$21,104	$20,413
09/30/22	$18,354	$19,160	$18,551
10/31/22	$20,375	$20,711	$20,597
11/30/22	$21,580	$21,869	$21,821
12/31/22	$20,492	$20,609	$20,721
01/31/23	$21,731	$21,904	$21,974
02/28/23	$21,065	$21,369	$21,297
03/31/23	$20,948	$22,154	$21,181
04/30/23	$21,187	$22,500	$21,426
05/31/23	$20,554	$22,598	$20,784
06/30/23	$21,978	$24,091	$22,229
07/31/23	$22,921	$24,865	$23,188
08/31/23	$22,337	$24,469	$22,592
09/30/23	$21,554	$23,302	$21,796
10/31/23	$20,950	$22,812	$21,185
11/30/23	$22,609	$24,895	$22,870
12/31/23	$23,951	$26,026	$24,234
01/31/24	$24,134	$26,464	$24,420
02/29/24	$25,090	$27,877	$25,391
03/31/24	$26,358	$28,774	$26,683
04/30/24	$25,130	$27,599	$25,439
05/31/24	$26,000	$28,967	$26,324
06/30/24	$26,053	$30,006	$26,382
07/31/24	$27,176	$30,372	$27,518
08/31/24	$27,628	$31,108	$27,984
09/30/24	$28,021	$31,773	$28,386
10/31/24	$27,801	$31,485	$28,167
11/30/24	$29,748	$33,333	$30,146
12/31/24	$28,150	$32,538	$28,526
01/31/25	$29,354	$33,444	$29,752
02/28/25	$29,296	$33,008	$29,695
03/31/25	$28,199	$31,148	$28,585
04/30/25	$27,351	$30,937	$27,728
05/31/25	$28,464	$32,884	$28,861
06/30/25	$29,677	$34,556	$30,097
07/31/25	$29,915	$35,332	$30,342
08/31/25	$31,114	$36,048	$31,562
09/30/25	$31,658	$37,364	$32,118
10/31/25	$31,863	$38,239	$32,332
11/30/25	$32,578	$38,333	$33,062
12/31/25	$32,786	$38,356	$33,279
01/31/26	$34,221	$38,912	$34,742
02/28/26	$34,970	$38,616	$35,505
03/31/26	$33,666	$36,694	$34,183
04/30/26	$36,300	$40,544	$36,855
05/31/26	$37,218	$42,678	$37,791
06/30/26	$37,408	$42,271	$37,989

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
VLU	26.05%	12.49%	14.10%
S&P 500 Index	22.32%	13.41%	15.51%
S&P 1500 Low Valuation Tilt Index	26.22%	12.63%	14.28%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$725,515,834
  Number of Portfolio Holdings1,478
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$707,652

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Banks	6.8%
Semiconductors & Semiconductor Equipment	6.7%
Health Care Providers & Services	5.9%
Oil, Gas & Consumable Fuels	5.7%
Financial Services	4.4%
Insurance	4.4%
Software	4.0%
Technology Hardware, Storage & Peripherals	3.5%
Interactive Media & Services	3.5%
Capital Markets	3.2%

Top Ten Holdings

Table Summary
Holdings	%
Amazon.com, Inc.	2.6%
Berkshire Hathaway, Inc., Class B	2.5%
Microsoft Corp.	2.3%
Apple, Inc.	1.9%
Alphabet, Inc., Class C	1.6%
JPMorgan Chase & Co.	1.4%
UnitedHealth Group, Inc.	1.4%
Micron Technology, Inc.	1.3%
Verizon Communications, Inc.	1.3%
Walmart, Inc.	1.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® 1500 Value Tilt ETF to the State Street® SPDR® S&P® 1500 Value Tilt ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR VLU

State Street® SPDR® S&P 400™ Mid Cap Growth ETF

MDYG

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P 400™ Mid Cap Growth ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P 400™ Mid Cap Growth ETF	$17	0.15%

How did the Fund perform last year and what affected its performance?

U.S. mid-cap growth stocks delivered strong gains over the past 12-months, benefiting from resilient economic growth, easing monetary policy, and sustained enthusiasm around Artificial Intelligence (A.I.). Performance was particularly strong during periods when investors favored growth-oriented companies with exposure to technology, digital infrastructure, and productivity-enhancing innovation.

Overall, the key drivers of U.S. mid-cap growth stocks were declining interest rates, resilient earnings growth, and continued investor enthusiasm for A.I. and technology-related investment themes. While periods of inflation and geopolitical uncertainty created volatility, strong fundamentals and improving economic conditions supported robust returns over the trailing 12-months.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MDYG	S&P 500 Index	S&P MidCap 400 Growth Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,450	$10,369	$10,452
08/31/16	$10,513	$10,383	$10,516
09/30/16	$10,368	$10,385	$10,373
10/31/16	$10,022	$10,196	$10,028
11/30/16	$10,601	$10,573	$10,609
12/31/16	$10,853	$10,782	$10,863
01/31/17	$11,064	$10,987	$11,075
02/28/17	$11,416	$11,423	$11,427
03/31/17	$11,404	$11,436	$11,416
04/30/17	$11,590	$11,554	$11,603
05/31/17	$11,641	$11,716	$11,656
06/30/17	$11,774	$11,790	$11,790
07/31/17	$11,866	$12,032	$11,885
08/31/17	$11,744	$12,069	$11,763
09/30/17	$12,144	$12,318	$12,166
10/31/17	$12,561	$12,605	$12,586
11/30/17	$13,018	$12,992	$13,045
12/31/17	$12,995	$13,136	$13,028
01/31/18	$13,559	$13,888	$13,594
02/28/18	$13,037	$13,377	$13,070
03/31/18	$13,168	$13,037	$13,203
04/30/18	$13,020	$13,087	$13,057
05/31/18	$13,544	$13,402	$13,582
06/30/18	$13,600	$13,484	$13,641
07/31/18	$13,785	$13,986	$13,829
08/31/18	$14,309	$14,442	$14,356
09/30/18	$14,133	$14,524	$14,180
10/31/18	$12,695	$13,531	$12,738
11/30/18	$13,120	$13,807	$13,166
12/31/18	$11,638	$12,560	$11,681
01/31/19	$12,717	$13,567	$12,767
02/28/19	$13,292	$14,003	$13,345
03/31/19	$13,371	$14,275	$13,427
04/30/19	$13,813	$14,853	$13,872
05/31/19	$12,936	$13,909	$12,990
06/30/19	$13,844	$14,889	$13,905
07/31/19	$14,016	$15,103	$14,079
08/31/19	$13,582	$14,864	$13,646
09/30/19	$13,755	$15,142	$13,821
10/31/19	$13,881	$15,470	$13,950
11/30/19	$14,317	$16,031	$14,390
12/31/19	$14,673	$16,515	$14,751
01/31/20	$14,494	$16,509	$14,573
02/29/20	$13,268	$15,150	$13,341
03/31/20	$11,040	$13,279	$11,104
04/30/20	$12,586	$14,981	$12,664
05/31/20	$13,706	$15,694	$13,793
06/30/20	$13,893	$16,006	$13,982
07/31/20	$14,736	$16,909	$14,837
08/31/20	$15,213	$18,124	$15,324
09/30/20	$14,852	$17,436	$14,961
10/31/20	$15,022	$16,972	$15,134
11/30/20	$16,892	$18,830	$17,021
12/31/20	$17,967	$19,554	$18,110
01/31/21	$18,297	$19,356	$18,445
02/28/21	$19,045	$19,890	$19,201
03/31/21	$19,497	$20,761	$19,660
04/30/21	$20,306	$21,869	$20,477
05/31/21	$19,947	$22,022	$20,118
06/30/21	$20,158	$22,536	$20,334
07/31/21	$20,349	$23,071	$20,529
08/31/21	$20,640	$23,773	$20,825
09/30/21	$19,757	$22,667	$19,937
10/31/21	$21,248	$24,255	$21,446
11/30/21	$20,489	$24,087	$20,682
12/31/21	$21,331	$25,167	$21,533
01/31/22	$19,114	$23,864	$19,297
02/28/22	$19,297	$23,150	$19,483
03/31/22	$19,398	$24,009	$19,586
04/30/22	$17,919	$21,916	$18,092
05/31/22	$17,781	$21,956	$17,958
06/30/22	$16,004	$20,144	$16,165
07/31/22	$18,034	$22,001	$18,217
08/31/22	$17,425	$21,104	$17,603
09/30/22	$15,886	$19,160	$16,046
10/31/22	$17,382	$20,711	$17,560
11/30/22	$18,378	$21,869	$18,568
12/31/22	$17,269	$20,609	$17,450
01/31/23	$18,495	$21,904	$18,693
02/28/23	$18,341	$21,369	$18,539
03/31/23	$18,131	$22,154	$18,329
04/30/23	$18,038	$22,500	$18,236
05/31/23	$17,534	$22,598	$17,728
06/30/23	$19,057	$24,091	$19,272
07/31/23	$19,778	$24,865	$20,004
08/31/23	$19,364	$24,469	$19,587
09/30/23	$18,436	$23,302	$18,648
10/31/23	$17,538	$22,812	$17,741
11/30/23	$18,868	$24,895	$19,089
12/31/23	$20,260	$26,026	$20,502
01/31/24	$20,181	$26,464	$20,428
02/29/24	$22,134	$27,877	$22,411
03/31/24	$23,405	$28,774	$23,700
04/30/24	$22,000	$27,599	$22,279
05/31/24	$22,905	$28,967	$23,196
06/30/24	$22,611	$30,006	$22,900
07/31/24	$23,562	$30,372	$23,866
08/31/24	$23,384	$31,108	$23,689
09/30/24	$23,648	$31,773	$23,960
10/31/24	$23,331	$31,485	$23,641
11/30/24	$25,373	$33,333	$25,714
12/31/24	$23,453	$32,538	$23,770
01/31/25	$24,330	$33,444	$24,662
02/28/25	$22,970	$33,008	$23,285
03/31/25	$21,487	$31,148	$21,783
04/30/25	$21,449	$30,937	$21,747
05/31/25	$22,775	$32,884	$23,095
06/30/25	$23,549	$34,556	$23,884
07/31/25	$24,055	$35,332	$24,401
08/31/25	$24,615	$36,048	$24,972
09/30/25	$24,859	$37,364	$25,220
10/31/25	$24,927	$38,239	$25,293
11/30/25	$25,212	$38,333	$25,585
12/31/25	$25,167	$38,356	$25,543
01/31/26	$26,166	$38,912	$26,561
02/28/26	$27,677	$38,616	$28,099
03/31/26	$26,143	$36,694	$26,543
04/30/26	$28,260	$40,544	$28,696
05/31/26	$29,651	$42,678	$30,114
06/30/26	$30,571	$42,271	$31,052

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
MDYG	29.82%	8.69%	11.82%
S&P 500 Index	22.32%	13.41%	15.51%
S&P MidCap 400 Growth Index	30.01%	8.84%	12.00%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$2,923,497,302
  Number of Portfolio Holdings246
  Portfolio Turnover Rate53%
  Total Advisory Fees Paid$3,781,844

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Aerospace & Defense	8.8%
Semiconductors & Semiconductor Equipment	7.4%
Machinery	6.6%
Construction & Engineering	5.3%
Biotechnology	5.1%
Electronic Equipment, Instruments & Components	4.5%
Software	4.1%
IT Services	3.5%
Electrical Equipment	3.4%
Hotels, Restaurants & Leisure	3.2%

Top Ten Holdings

Table Summary
Holdings	%
Twilio, Inc., Class A	1.6%
Carpenter Technology Corp.	1.6%
Curtiss-Wright Corp.	1.5%
nVent Electric PLC	1.4%
ATI, Inc.	1.4%
TechnipFMC PLC	1.4%
Sterling Infrastructure, Inc.	1.4%
MasTec, Inc.	1.3%
Woodward, Inc.	1.3%
MACOM Technology Solutions Holdings, Inc.	1.3%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 400™ Mid Cap Growth ETF to the State Street® SPDR® S&P 400™ Mid Cap Growth ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MDYG

State Street® SPDR® S&P 400™ Mid Cap Value ETF

MDYV

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P 400™ Mid Cap Value ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P 400™ Mid Cap Value ETF	$17	0.15%

How did the Fund perform last year and what affected its performance?

U.S. equities posted solid gains over the period, supported by generally favorable investor sentiment, resilient economic conditions, and continued confidence in corporate earnings growth. Market performance was not without volatility, but stocks ultimately trended higher as investors remained focused on long-term growth opportunities. Mid-cap value stocks delivered solid gains, benefiting from improving investor sentiment and economic resilience, although returns lagged the midcap growth segment.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MDYV	S&P 500 Index	S&P MidCap 400 Value Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,407	$10,369	$10,409
08/31/16	$10,447	$10,383	$10,450
09/30/16	$10,447	$10,385	$10,452
10/31/16	$10,227	$10,196	$10,233
11/30/16	$11,244	$10,573	$11,254
12/31/16	$11,463	$10,782	$11,475
01/31/17	$11,620	$10,987	$11,634
02/28/17	$11,849	$11,423	$11,865
03/31/17	$11,765	$11,436	$11,781
04/30/17	$11,760	$11,554	$11,777
05/31/17	$11,580	$11,716	$11,598
06/30/17	$11,831	$11,790	$11,847
07/31/17	$11,943	$12,032	$11,961
08/31/17	$11,695	$12,069	$11,713
09/30/17	$12,212	$12,318	$12,233
10/31/17	$12,333	$12,605	$12,356
11/30/17	$12,788	$12,992	$12,814
12/31/17	$12,856	$13,136	$12,889
01/31/18	$13,024	$13,888	$13,059
02/28/18	$12,365	$13,377	$12,398
03/31/18	$12,468	$13,037	$12,501
04/30/18	$12,548	$13,087	$12,583
05/31/18	$13,076	$13,402	$13,116
06/30/18	$13,129	$13,484	$13,170
07/31/18	$13,412	$13,986	$13,456
08/31/18	$13,752	$14,442	$13,799
09/30/18	$13,619	$14,524	$13,667
10/31/18	$12,409	$13,531	$12,454
11/30/18	$12,766	$13,807	$12,814
12/31/18	$11,317	$12,560	$11,358
01/31/19	$12,638	$13,567	$12,687
02/28/19	$13,134	$14,003	$13,187
03/31/19	$12,898	$14,275	$12,951
04/30/19	$13,511	$14,853	$13,568
05/31/19	$12,209	$13,909	$12,258
06/30/19	$13,218	$14,889	$13,274
07/31/19	$13,365	$15,103	$13,423
08/31/19	$12,645	$14,864	$12,701
09/30/19	$13,271	$15,142	$13,333
10/31/19	$13,445	$15,470	$13,511
11/30/19	$13,819	$16,031	$13,887
12/31/19	$14,246	$16,515	$14,321
01/31/20	$13,659	$16,509	$13,730
02/29/20	$12,207	$15,150	$12,267
03/31/20	$9,247	$13,279	$9,295
04/30/20	$10,570	$14,981	$10,629
05/31/20	$11,127	$15,694	$11,191
06/30/20	$11,256	$16,006	$11,316
07/31/20	$11,562	$16,909	$11,625
08/31/20	$12,001	$18,124	$12,068
09/30/20	$11,481	$17,436	$11,544
10/31/20	$11,880	$16,972	$11,947
11/30/20	$13,843	$18,830	$13,928
12/31/20	$14,760	$19,554	$14,855
01/31/21	$14,928	$19,356	$15,027
02/28/21	$16,348	$19,890	$16,460
03/31/21	$17,470	$20,761	$17,593
04/30/21	$18,307	$21,869	$18,439
05/31/21	$18,660	$22,022	$18,795
06/30/21	$18,132	$22,536	$18,268
07/31/21	$18,096	$23,071	$18,234
08/31/21	$18,526	$23,773	$18,672
09/30/21	$17,835	$22,667	$17,976
10/31/21	$18,621	$24,255	$18,772
11/30/21	$18,177	$24,087	$18,325
12/31/21	$19,245	$25,167	$19,408
01/31/22	$18,482	$23,864	$18,640
02/28/22	$18,712	$23,150	$18,874
03/31/22	$19,122	$24,009	$19,292
04/30/22	$17,855	$21,916	$18,014
05/31/22	$18,234	$21,956	$18,400
06/30/22	$16,540	$20,144	$16,690
07/31/22	$18,057	$22,001	$18,225
08/31/22	$17,540	$21,104	$17,705
09/30/22	$15,875	$19,160	$16,021
10/31/22	$17,700	$20,711	$17,868
11/30/22	$18,839	$21,869	$19,023
12/31/22	$17,886	$20,609	$18,063
01/31/23	$19,921	$21,904	$20,121
02/28/23	$19,365	$21,369	$19,559
03/31/23	$18,334	$22,154	$18,517
04/30/23	$18,137	$22,500	$18,319
05/31/23	$17,480	$22,598	$17,655
06/30/23	$19,160	$24,091	$19,355
07/31/23	$20,014	$24,865	$20,221
08/31/23	$19,263	$24,469	$19,463
09/30/23	$18,157	$23,302	$18,344
10/31/23	$17,090	$22,812	$17,266
11/30/23	$18,719	$24,895	$18,916
12/31/23	$20,618	$26,026	$20,843
01/31/24	$19,980	$26,464	$20,198
02/29/24	$20,363	$27,877	$20,589
03/31/24	$21,458	$28,774	$21,701
04/30/24	$20,160	$27,599	$20,389
05/31/24	$21,100	$28,967	$21,342
06/30/24	$20,697	$30,006	$20,937
07/31/24	$22,259	$30,372	$22,520
08/31/24	$22,397	$31,108	$22,664
09/30/24	$22,657	$31,773	$22,929
10/31/24	$22,643	$31,485	$22,918
11/30/24	$24,641	$33,333	$24,946
12/31/24	$22,996	$32,538	$23,284
01/31/25	$23,902	$33,444	$24,205
02/28/25	$23,173	$33,008	$23,469
03/31/25	$22,138	$31,148	$22,422
04/30/25	$21,175	$30,937	$21,445
05/31/25	$22,132	$32,884	$22,417
06/30/25	$22,958	$34,556	$23,259
07/31/25	$23,187	$35,332	$23,494
08/31/25	$24,249	$36,048	$24,574
09/30/25	$24,216	$37,364	$24,544
10/31/25	$23,896	$38,239	$24,221
11/30/25	$24,625	$38,333	$24,964
12/31/25	$24,705	$38,356	$25,049
01/31/26	$25,717	$38,912	$26,081
02/28/26	$26,328	$38,616	$26,702
03/31/26	$24,942	$36,694	$25,300
04/30/26	$26,832	$40,544	$27,223
05/31/26	$26,798	$42,678	$27,191
06/30/26	$27,892	$42,271	$28,306

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
MDYV	21.49%	8.99%	10.80%
S&P 500 Index	22.32%	13.41%	15.51%
S&P MidCap 400 Value Index	21.70%	9.15%	10.97%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$2,733,379,054
  Number of Portfolio Holdings301
  Portfolio Turnover Rate38%
  Total Advisory Fees Paid$3,720,215

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Banks	11.3%
Oil, Gas & Consumable Fuels	5.6%
Insurance	5.3%
Machinery	4.8%
Specialty Retail	4.1%
Semiconductors & Semiconductor Equipment	4.0%
Consumer Staples Distribution & Retail	3.9%
Electronic Equipment, Instruments & Components	3.6%
Metals & Mining	2.8%
Trading Companies & Distributors	2.8%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Foods Holding Corp.	1.3%
TD SYNNEX Corp.	1.2%
Reliance, Inc.	1.1%
Performance Food Group Co.	1.0%
WESCO International, Inc.	1.0%
Entegris, Inc.	0.9%
Annaly Capital Management, Inc. REIT	0.9%
Regal Rexnord Corp.	0.9%
Toll Brothers, Inc.	0.9%
Pinnacle Financial Partners, Inc.	0.9%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 400™ Mid Cap Value ETF to the State Street® SPDR® S&P 400™ Mid Cap Value ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MDYV

State Street® SPDR® S&P 600™ Small Cap Growth ETF

SLYG

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P 600™ Small Cap Growth ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P 600™ Small Cap Growth ETF	$18	0.15%

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by positive earnings growth, resilient corporate fundamentals, and AI-related spending despite geopolitical uncertainty, a hawkish tone from the U.S. Federal Reserve and inflationary pressures due to the Iran war. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SLYG	S&P 500 Index	S&P SmallCap 600 Growth Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,501	$10,369	$10,502
08/31/16	$10,666	$10,383	$10,667
09/30/16	$10,716	$10,385	$10,717
10/31/16	$10,157	$10,196	$10,158
11/30/16	$11,350	$10,573	$11,354
12/31/16	$11,744	$10,782	$11,752
01/31/17	$11,772	$10,987	$11,781
02/28/17	$11,974	$11,423	$11,985
03/31/17	$12,025	$11,436	$12,038
04/30/17	$12,169	$11,554	$12,182
05/31/17	$11,925	$11,716	$11,938
06/30/17	$12,275	$11,790	$12,290
07/31/17	$12,428	$12,032	$12,444
08/31/17	$12,129	$12,069	$12,146
09/30/17	$12,962	$12,318	$12,984
10/31/17	$13,127	$12,605	$13,148
11/30/17	$13,559	$12,992	$13,582
12/31/17	$13,454	$13,136	$13,490
01/31/18	$13,935	$13,888	$13,974
02/28/18	$13,434	$13,377	$13,471
03/31/18	$13,779	$13,037	$13,816
04/30/18	$13,829	$13,087	$13,869
05/31/18	$14,806	$13,402	$14,851
06/30/18	$15,009	$13,484	$15,056
07/31/18	$15,570	$13,986	$15,621
08/31/18	$16,602	$14,442	$16,659
09/30/18	$16,052	$14,524	$16,107
10/31/18	$14,276	$13,531	$14,323
11/30/18	$14,633	$13,807	$14,681
12/31/18	$12,898	$12,560	$12,943
01/31/19	$14,067	$13,567	$14,119
02/28/19	$14,697	$14,003	$14,754
03/31/19	$14,289	$14,275	$14,346
04/30/19	$14,777	$14,853	$14,840
05/31/19	$13,671	$13,909	$13,728
06/30/19	$14,639	$14,889	$14,704
07/31/19	$14,802	$15,103	$14,869
08/31/19	$14,225	$14,864	$14,291
09/30/19	$14,364	$15,142	$14,431
10/31/19	$14,649	$15,470	$14,719
11/30/19	$15,150	$16,031	$15,224
12/31/19	$15,597	$16,515	$15,678
01/31/20	$15,347	$16,509	$15,426
02/29/20	$13,962	$15,150	$14,032
03/31/20	$11,211	$13,279	$11,271
04/30/20	$12,544	$14,981	$12,612
05/31/20	$13,285	$15,694	$13,361
06/30/20	$13,789	$16,006	$13,869
07/31/20	$14,546	$16,909	$14,634
08/31/20	$14,981	$18,124	$15,073
09/30/20	$14,355	$17,436	$14,442
10/31/20	$14,589	$16,972	$14,681
11/30/20	$17,100	$18,830	$17,212
12/31/20	$18,625	$19,554	$18,751
01/31/21	$19,792	$19,356	$19,929
02/28/21	$20,681	$19,890	$20,825
03/31/21	$20,904	$20,761	$21,051
04/30/21	$21,332	$21,869	$21,486
05/31/21	$21,350	$22,022	$21,508
06/30/21	$21,681	$22,536	$21,843
07/31/21	$21,657	$23,071	$21,821
08/31/21	$22,113	$23,773	$22,285
09/30/21	$21,350	$22,667	$21,517
10/31/21	$22,222	$24,255	$22,401
11/30/21	$21,768	$24,087	$21,945
12/31/21	$22,803	$25,167	$22,993
01/31/22	$20,495	$23,864	$20,666
02/28/22	$20,574	$23,150	$20,749
03/31/22	$20,627	$24,009	$20,806
04/30/22	$18,668	$21,916	$18,829
05/31/22	$18,924	$21,956	$19,090
06/30/22	$17,402	$20,144	$17,556
07/31/22	$19,420	$22,001	$19,597
08/31/22	$18,523	$21,104	$18,693
09/30/22	$16,811	$19,160	$16,963
10/31/22	$18,495	$20,711	$18,667
11/30/22	$19,302	$21,869	$19,491
12/31/22	$17,974	$20,609	$18,147
01/31/23	$19,269	$21,904	$19,458
02/28/23	$19,115	$21,369	$19,301
03/31/23	$18,356	$22,154	$18,535
04/30/23	$17,786	$22,500	$17,954
05/31/23	$17,819	$22,598	$17,990
06/30/23	$19,235	$24,091	$19,421
07/31/23	$20,195	$24,865	$20,395
08/31/23	$19,517	$24,469	$19,709
09/30/23	$18,416	$23,302	$18,594
10/31/23	$17,466	$22,812	$17,634
11/30/23	$18,773	$24,895	$18,956
12/31/23	$21,033	$26,026	$21,250
01/31/24	$20,494	$26,464	$20,709
02/29/24	$21,368	$27,877	$21,595
03/31/24	$22,026	$28,774	$22,264
04/30/24	$20,980	$27,599	$21,208
05/31/24	$22,123	$28,967	$22,367
06/30/24	$21,713	$30,006	$21,952
07/31/24	$23,857	$30,372	$24,127
08/31/24	$23,465	$31,108	$23,731
09/30/24	$23,651	$31,773	$23,922
10/31/24	$22,802	$31,485	$23,064
11/30/24	$25,349	$33,333	$25,645
12/31/24	$23,026	$32,538	$23,296
01/31/25	$23,937	$33,444	$24,220
02/28/25	$22,522	$33,008	$22,789
03/31/25	$21,186	$31,148	$21,441
04/30/25	$20,642	$30,937	$20,891
05/31/25	$21,885	$32,884	$22,152
06/30/25	$22,713	$34,556	$22,995
07/31/25	$22,841	$35,332	$23,127
08/31/25	$24,083	$36,048	$24,388
09/30/25	$24,222	$37,364	$24,531
10/31/25	$23,880	$38,239	$24,186
11/30/25	$24,481	$38,333	$24,798
12/31/25	$24,231	$38,356	$24,547
01/31/26	$25,387	$38,912	$25,723
02/28/26	$26,134	$38,616	$26,481
03/31/26	$24,887	$36,694	$25,220
04/30/26	$27,781	$40,544	$28,160
05/31/26	$28,071	$42,678	$28,458
06/30/26	$30,754	$42,271	$31,186

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SLYG	35.40%	7.24%	11.89%
S&P 500 Index	22.32%	13.41%	15.51%
S&P SmallCap 600 Growth Index	35.62%	7.38%	12.05%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$5,225,045,134
  Number of Portfolio Holdings351
  Portfolio Turnover Rate53%
  Total Advisory Fees Paid$5,835,799

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Biotechnology	6.5%
Machinery	6.0%
Construction & Engineering	5.1%
Semiconductors & Semiconductor Equipment	5.0%
Software	4.6%
Banks	4.6%
Capital Markets	4.5%
Pharmaceuticals	3.9%
Health Care Providers & Services	3.8%
Electronic Equipment, Instruments & Components	3.2%

Top Ten Holdings

Table Summary
Holdings	%
FormFactor, Inc.	1.4%
Viasat, Inc.	1.3%
Argan, Inc.	1.2%
BrightSpring Health Services, Inc.	1.2%
Krystal Biotech, Inc.	1.1%
ESCO Technologies, Inc.	1.0%
Alkermes PLC	1.0%
Everus Construction Group, Inc.	0.9%
StoneX Group, Inc.	0.9%
Corcept Therapeutics, Inc.	0.9%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 600™ Small Cap Growth ETF to the State Street® SPDR® S&P 600™ Small Cap Growth ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SLYG

State Street® SPDR® S&P 600™ Small Cap Value ETF

SLYV

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P 600™ Small Cap Value ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P 600™ Small Cap Value ETF	$18	0.15%

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by positive earnings growth, resilient corporate fundamentals, and AI-related spending despite geopolitical uncertainty, a hawkish tone from the U.S. Federal Reserve and inflationary pressures due to the Iran war. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SLYV	S&P 500 Index	S&P SmallCap 600 Value Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,514	$10,369	$10,517
08/31/16	$10,631	$10,383	$10,635
09/30/16	$10,717	$10,385	$10,723
10/31/16	$10,319	$10,196	$10,324
11/30/16	$11,691	$10,573	$11,700
12/31/16	$12,062	$10,782	$12,075
01/31/17	$11,929	$10,987	$11,942
02/28/17	$12,100	$11,423	$12,114
03/31/17	$12,020	$11,436	$12,024
04/30/17	$12,089	$11,554	$12,093
05/31/17	$11,817	$11,716	$11,820
06/30/17	$12,176	$11,790	$12,179
07/31/17	$12,260	$12,032	$12,262
08/31/17	$11,925	$12,069	$11,926
09/30/17	$12,939	$12,318	$12,944
10/31/17	$13,022	$12,605	$13,025
11/30/17	$13,509	$12,992	$13,512
12/31/17	$13,443	$13,136	$13,465
01/31/18	$13,636	$13,888	$13,659
02/28/18	$13,069	$13,377	$13,091
03/31/18	$13,264	$13,037	$13,286
04/30/18	$13,483	$13,087	$13,506
05/31/18	$14,273	$13,402	$14,299
06/30/18	$14,398	$13,484	$14,427
07/31/18	$14,770	$13,986	$14,803
08/31/18	$15,235	$14,442	$15,268
09/30/18	$14,772	$14,524	$14,803
10/31/18	$13,312	$13,531	$13,336
11/30/18	$13,390	$13,807	$13,416
12/31/18	$11,737	$12,560	$11,763
01/31/19	$13,174	$13,567	$13,209
02/28/19	$13,726	$14,003	$13,766
03/31/19	$13,189	$14,275	$13,227
04/30/19	$13,755	$14,853	$13,798
05/31/19	$12,386	$13,909	$12,426
06/30/19	$13,347	$14,889	$13,393
07/31/19	$13,500	$15,103	$13,548
08/31/19	$12,807	$14,864	$12,853
09/30/19	$13,539	$15,142	$13,588
10/31/19	$13,798	$15,470	$13,846
11/30/19	$14,169	$16,031	$14,222
12/31/19	$14,591	$16,515	$14,649
01/31/20	$13,654	$16,509	$13,708
02/29/20	$12,260	$15,150	$12,305
03/31/20	$9,145	$13,279	$9,174
04/30/20	$10,393	$14,981	$10,426
05/31/20	$10,640	$15,694	$10,675
06/30/20	$11,040	$16,006	$11,065
07/31/20	$11,310	$16,909	$11,338
08/31/20	$11,896	$18,124	$11,926
09/30/20	$11,270	$17,436	$11,297
10/31/20	$11,678	$16,972	$11,707
11/30/20	$13,913	$18,830	$13,954
12/31/20	$14,969	$19,554	$15,020
01/31/21	$15,909	$19,356	$15,964
02/28/21	$17,623	$19,890	$17,690
03/31/21	$18,577	$20,761	$18,650
04/30/21	$18,949	$21,869	$19,026
05/31/21	$19,670	$22,022	$19,751
06/30/21	$19,532	$22,536	$19,614
07/31/21	$18,682	$23,071	$18,761
08/31/21	$19,037	$23,773	$19,120
09/30/21	$18,739	$22,667	$18,826
10/31/21	$19,264	$24,255	$19,359
11/30/21	$18,783	$24,087	$18,873
12/31/21	$19,559	$25,167	$19,668
01/31/22	$18,713	$23,864	$18,818
02/28/22	$19,148	$23,150	$19,259
03/31/22	$19,232	$24,009	$19,346
04/30/22	$18,028	$21,916	$18,134
05/31/22	$18,439	$21,956	$18,550
06/30/22	$16,780	$20,144	$16,882
07/31/22	$18,220	$22,001	$18,337
08/31/22	$17,459	$21,104	$17,569
09/30/22	$15,641	$19,160	$15,737
10/31/22	$17,889	$20,711	$18,004
11/30/22	$18,594	$21,869	$18,717
12/31/22	$17,381	$20,609	$17,496
01/31/23	$19,452	$21,904	$19,588
02/28/23	$19,128	$21,369	$19,262
03/31/23	$17,904	$22,154	$18,030
04/30/23	$17,471	$22,500	$17,594
05/31/23	$16,819	$22,598	$16,937
06/30/23	$18,249	$24,091	$18,380
07/31/23	$19,343	$24,865	$19,485
08/31/23	$18,390	$24,469	$18,527
09/30/23	$17,226	$23,302	$17,352
10/31/23	$16,145	$22,812	$16,262
11/30/23	$17,594	$24,895	$17,725
12/31/23	$19,938	$26,026	$20,101
01/31/24	$18,870	$26,464	$19,023
02/29/24	$19,309	$27,877	$19,469
03/31/24	$19,958	$28,774	$20,128
04/30/24	$18,661	$27,599	$18,819
05/31/24	$19,518	$28,967	$19,686
06/30/24	$18,989	$30,006	$19,152
07/31/24	$21,206	$30,372	$21,393
08/31/24	$20,941	$31,108	$21,128
09/30/24	$21,127	$31,773	$21,316
10/31/24	$20,761	$31,485	$20,950
11/30/24	$22,974	$33,333	$23,189
12/31/24	$21,417	$32,538	$21,621
01/31/25	$21,805	$33,444	$22,013
02/28/25	$20,608	$33,008	$20,801
03/31/25	$19,296	$31,148	$19,477
04/30/25	$18,171	$30,937	$18,342
05/31/25	$18,962	$32,884	$19,144
06/30/25	$19,773	$34,556	$19,967
07/31/25	$20,030	$35,332	$20,228
08/31/25	$21,780	$36,048	$22,002
09/30/25	$22,080	$37,364	$22,306
10/31/25	$22,008	$38,239	$22,232
11/30/25	$22,613	$38,333	$22,850
12/31/25	$22,825	$38,356	$23,070
01/31/26	$24,294	$38,912	$24,561
02/28/26	$24,631	$38,616	$24,904
03/31/26	$23,809	$36,694	$24,066
04/30/26	$25,989	$40,544	$26,279
05/31/26	$26,252	$42,678	$26,549
06/30/26	$27,584	$42,271	$27,899

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SLYV	39.50%	7.15%	10.68%
S&P 500 Index	22.32%	13.41%	15.51%
S&P SmallCap 600 Value Index	39.72%	7.30%	10.80%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$4,890,831,724
  Number of Portfolio Holdings464
  Portfolio Turnover Rate59%
  Total Advisory Fees Paid$6,299,411

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Banks	12.9%
Semiconductors & Semiconductor Equipment	6.1%
Specialty Retail	4.3%
Chemicals	4.2%
Oil, Gas & Consumable Fuels	3.9%
Electronic Equipment, Instruments & Components	3.5%
Household Durables	3.1%
Health Care Providers & Services	2.8%
Health Care Equipment & Supplies	2.8%
Machinery	2.7%

Top Ten Holdings

Table Summary
Holdings	%
Molina Healthcare, Inc.	1.3%
Match Group, Inc.	1.0%
Eastman Chemical Co.	0.8%
CarMax, Inc.	0.8%
Jackson Financial, Inc., Class A	0.8%
Kulicke & Soffa Industries, Inc.	0.8%
Pool Corp.	0.7%
LKQ Corp.	0.7%
Victoria's Secret & Co.	0.7%
Vishay Intertechnology, Inc.	0.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 600™ Small Cap Value ETF to the State Street® SPDR® S&P 600™ Small Cap Value ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SLYV

State Street® SPDR® S&P® Aerospace & Defense ETF

XAR

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P® Aerospace & Defense ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Aerospace & Defense ETF	$41	0.35%

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund delivered strong results (+35.23%), supported by robust commercial aviation demand, growing defense budgets, and continued investment in next-generation technologies. Commercial aircraft manufacturers benefited from record travel demand and historically large order backlogs, while defense contractors saw sustained demand driven by geopolitical tensions, military modernization initiatives, and increased spending on missile systems, cybersecurity, and space capabilities. Despite ongoing supply-chain constraints and tariff-related uncertainty, industry fundamentals remained favorable, with strong revenue visibility supported by multiyear backlogs and improving production rates. For the fiscal year, The Fund widely outperformed the impressive gains of the S&P 500 (+22.32%), benefiting from both cyclical recovery in commercial aerospace and structural growth in defense spending. The third fiscal quarter was the largest differentiator as the industry beat the S&P 500 by more than 10% over that period thanks primarily to military spending.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XAR	S&P 500 Index	S&P Aerospace & Defense Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,350	$10,369	$10,354
08/31/16	$10,504	$10,383	$10,505
09/30/16	$10,461	$10,385	$10,464
10/31/16	$10,459	$10,196	$10,466
11/30/16	$11,623	$10,573	$11,639
12/31/16	$11,435	$10,782	$11,455
01/31/17	$11,608	$10,987	$11,632
02/28/17	$12,413	$11,423	$12,443
03/31/17	$12,075	$11,436	$12,107
04/30/17	$12,408	$11,554	$12,444
05/31/17	$12,726	$11,716	$12,768
06/30/17	$12,740	$11,790	$12,786
07/31/17	$13,194	$12,032	$13,246
08/31/17	$13,744	$12,069	$13,803
09/30/17	$14,498	$12,318	$14,567
10/31/17	$14,777	$12,605	$14,852
11/30/17	$15,032	$12,992	$15,113
12/31/17	$15,187	$13,136	$15,277
01/31/18	$16,083	$13,888	$16,183
02/28/18	$16,059	$13,377	$16,163
03/31/18	$15,822	$13,037	$15,929
04/30/18	$15,494	$13,087	$15,603
05/31/18	$16,148	$13,402	$16,267
06/30/18	$15,880	$13,484	$16,002
07/31/18	$17,124	$13,986	$17,263
08/31/18	$17,513	$14,442	$17,660
09/30/18	$18,252	$14,524	$18,409
10/31/18	$16,176	$13,531	$16,311
11/30/18	$16,085	$13,807	$16,223
12/31/18	$14,508	$12,560	$14,634
01/31/19	$16,442	$13,567	$16,589
02/28/19	$17,584	$14,003	$17,748
03/31/19	$16,904	$14,275	$17,066
04/30/19	$17,854	$14,853	$18,030
05/31/19	$17,768	$13,909	$17,949
06/30/19	$19,175	$14,889	$19,377
07/31/19	$19,503	$15,103	$19,715
08/31/19	$19,808	$14,864	$20,032
09/30/19	$19,776	$15,142	$20,007
10/31/19	$19,535	$15,470	$19,768
11/30/19	$20,508	$16,031	$20,759
12/31/19	$20,203	$16,515	$20,456
01/31/20	$20,858	$16,509	$21,128
02/29/20	$18,536	$15,150	$18,778
03/31/20	$14,157	$13,279	$14,354
04/30/20	$15,146	$14,981	$15,361
05/31/20	$16,408	$15,694	$16,648
06/30/20	$16,331	$16,006	$16,574
07/31/20	$15,959	$16,909	$16,196
08/31/20	$16,851	$18,124	$17,105
09/30/20	$16,278	$17,436	$16,531
10/31/20	$15,892	$16,972	$16,142
11/30/20	$19,911	$18,830	$20,229
12/31/20	$21,427	$19,554	$21,776
01/31/21	$20,882	$19,356	$21,226
02/28/21	$22,252	$19,890	$22,625
03/31/21	$23,574	$20,761	$23,980
04/30/21	$24,049	$21,869	$24,471
05/31/21	$24,324	$22,022	$24,757
06/30/21	$24,859	$22,536	$25,309
07/31/21	$23,940	$23,071	$24,379
08/31/21	$23,030	$23,773	$23,458
09/30/21	$22,434	$22,667	$22,858
10/31/21	$22,441	$24,255	$22,873
11/30/21	$21,005	$24,087	$21,410
12/31/21	$21,936	$25,167	$22,369
01/31/22	$20,749	$23,864	$21,164
02/28/22	$23,114	$23,150	$23,584
03/31/22	$23,465	$24,009	$23,950
04/30/22	$21,213	$21,916	$21,654
05/31/22	$20,394	$21,956	$20,820
06/30/22	$18,980	$20,144	$19,380
07/31/22	$20,589	$22,001	$21,030
08/31/22	$19,686	$21,104	$20,110
09/30/22	$17,326	$19,160	$17,700
10/31/22	$20,072	$20,711	$20,513
11/30/22	$20,858	$21,869	$21,324
12/31/22	$20,838	$20,609	$21,308
01/31/23	$22,370	$21,904	$22,883
02/28/23	$22,476	$21,369	$22,997
03/31/23	$22,150	$22,154	$22,668
04/30/23	$21,689	$22,500	$22,202
05/31/23	$21,005	$22,598	$21,506
06/30/23	$23,059	$24,091	$23,620
07/31/23	$23,722	$24,865	$24,306
08/31/23	$23,148	$24,469	$23,724
09/30/23	$21,289	$23,302	$21,822
10/31/23	$21,851	$22,812	$22,404
11/30/23	$24,281	$24,895	$24,903
12/31/23	$25,767	$26,026	$26,440
01/31/24	$24,598	$26,464	$25,243
02/29/24	$26,080	$27,877	$26,774
03/31/24	$26,822	$28,774	$27,546
04/30/24	$25,892	$27,599	$26,593
05/31/24	$27,332	$28,967	$28,076
06/30/24	$26,714	$30,006	$27,449
07/31/24	$28,726	$30,372	$29,523
08/31/24	$29,708	$31,108	$30,543
09/30/24	$30,074	$31,773	$30,929
10/31/24	$29,382	$31,485	$30,226
11/30/24	$33,718	$33,333	$34,698
12/31/24	$31,738	$32,538	$32,671
01/31/25	$33,601	$33,444	$34,602
02/28/25	$31,866	$33,008	$32,821
03/31/25	$30,866	$31,148	$31,801
04/30/25	$32,795	$30,937	$33,799
05/31/25	$36,763	$32,884	$37,901
06/30/25	$40,471	$34,556	$41,742
07/31/25	$41,565	$35,332	$42,883
08/31/25	$41,788	$36,048	$43,125
09/30/25	$45,248	$37,364	$46,719
10/31/25	$47,888	$38,239	$49,459
11/30/25	$44,371	$38,333	$45,838
12/31/25	$46,402	$38,356	$47,956
01/31/26	$52,586	$38,912	$54,364
02/28/26	$54,465	$38,616	$56,321
03/31/26	$48,947	$36,694	$50,627
04/30/26	$49,915	$40,544	$51,643
05/31/26	$55,498	$42,678	$57,435
06/30/26	$54,728	$42,271	$56,663

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
XAR	35.23%	17.10%	18.53%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Aerospace & Defense Select Industry Index	35.75%	17.49%	18.94%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$6,468,306,309
  Number of Portfolio Holdings50
  Portfolio Turnover Rate33%
  Total Advisory Fees Paid$18,005,700

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Aerospace & Defense	100.0%

Top Ten Holdings

Table Summary
Holdings	%
VSE Corp.	3.4%
Axon Enterprise, Inc.	3.2%
StandardAero, Inc.	3.1%
FTAI Aviation Ltd.	3.1%
Carpenter Technology Corp.	3.0%
General Electric Co.	3.0%
Woodward, Inc.	3.0%
HEICO Corp.	2.9%
Moog, Inc., Class A	2.9%
TransDigm Group, Inc.	2.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Aerospace & Defense ETF to the State Street® SPDR® S&P® Aerospace & Defense ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XAR

State Street® SPDR® S&P® Bank ETF

KBE

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P® Bank ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Bank ETF	$39	0.35%

How did the Fund perform last year and what affected its performance?

The Fund’s performance during the reporting period was influenced primarily by changing expectations for U.S. economic growth, monetary policy, and the earnings outlook for the banking sector. Investors generally became more constructive on bank stocks as concerns about a recession eased and confidence increased that economic activity would remain resilient, supporting loan demand and credit quality. Expectations for the U.S. Federal Reserve interest-rate reductions, combined with a relatively steepening yield curve, improved sentiment toward future net interest income and profitability for many banks. In addition, strong capital positions, favorable stress-test results, and the prospect of a more accommodative regulatory environment supported valuations across the industry. Bank earnings generally benefited from stable credit performance, disciplined expense management, and growing fee-based revenue, although higher funding costs and competitive deposit pricing remained headwinds. Overall, the sector advanced as investors focused on improving profitability, capital return opportunities, and a constructive outlook for the U.S. banking industry.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	KBE	S&P 500 Index	S&P Banks Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,435	$10,369	$10,439
08/31/16	$11,201	$10,383	$11,210
09/30/16	$10,996	$10,385	$11,008
10/31/16	$11,413	$10,196	$11,430
11/30/16	$13,538	$10,573	$13,570
12/31/16	$14,377	$10,782	$14,419
01/31/17	$14,370	$10,987	$14,410
02/28/17	$14,913	$11,423	$14,959
03/31/17	$14,258	$11,436	$14,301
04/30/17	$14,097	$11,554	$14,142
05/31/17	$13,624	$11,716	$13,670
06/30/17	$14,497	$11,790	$14,551
07/31/17	$14,431	$12,032	$14,490
08/31/17	$13,876	$12,069	$13,935
09/30/17	$15,049	$12,318	$15,123
10/31/17	$15,237	$12,605	$15,316
11/30/17	$15,850	$12,992	$15,939
12/31/17	$15,868	$13,136	$15,961
01/31/18	$16,833	$13,888	$16,939
02/28/18	$16,541	$13,377	$16,649
03/31/18	$16,121	$13,037	$16,231
04/30/18	$16,148	$13,087	$16,263
05/31/18	$16,419	$13,402	$16,542
06/30/18	$15,934	$13,484	$16,058
07/31/18	$16,300	$13,986	$16,433
08/31/18	$16,687	$14,442	$16,828
09/30/18	$15,854	$14,524	$15,990
10/31/18	$14,505	$13,531	$14,629
11/30/18	$15,038	$13,807	$15,173
12/31/18	$12,758	$12,560	$12,867
01/31/19	$14,557	$13,567	$14,690
02/28/19	$15,465	$14,003	$15,612
03/31/19	$14,334	$14,275	$14,470
04/30/19	$15,610	$14,853	$15,765
05/31/19	$14,061	$13,909	$14,201
06/30/19	$15,023	$14,889	$15,173
07/31/19	$15,483	$15,103	$15,644
08/31/19	$14,171	$14,864	$14,314
09/30/19	$15,009	$15,142	$15,169
10/31/19	$15,345	$15,470	$15,513
11/30/19	$16,078	$16,031	$16,260
12/31/19	$16,557	$16,515	$16,751
01/31/20	$15,477	$16,509	$15,661
02/29/20	$13,559	$15,150	$13,718
03/31/20	$9,499	$13,279	$9,612
04/30/20	$11,018	$14,981	$11,150
05/31/20	$11,070	$15,694	$11,206
06/30/20	$11,219	$16,006	$11,357
07/31/20	$11,031	$16,909	$11,169
08/31/20	$11,317	$18,124	$11,464
09/30/20	$10,579	$17,436	$10,708
10/31/20	$11,907	$16,972	$12,058
11/30/20	$13,864	$18,830	$14,049
12/31/20	$15,110	$19,554	$15,320
01/31/21	$15,452	$19,356	$15,671
02/28/21	$17,985	$19,890	$18,246
03/31/21	$18,868	$20,761	$19,147
04/30/21	$19,517	$21,869	$19,812
05/31/21	$19,983	$22,022	$20,292
06/30/21	$18,750	$22,536	$19,047
07/31/21	$18,079	$23,071	$18,370
08/31/21	$19,043	$23,773	$19,359
09/30/21	$19,421	$22,667	$19,752
10/31/21	$20,319	$24,255	$20,673
11/30/21	$19,719	$24,087	$20,066
12/31/21	$20,164	$25,167	$20,531
01/31/22	$20,353	$23,864	$20,732
02/28/22	$20,942	$23,150	$21,338
03/31/22	$19,468	$24,009	$19,838
04/30/22	$17,515	$21,916	$17,852
05/31/22	$18,310	$21,956	$18,669
06/30/22	$16,433	$20,144	$16,760
07/31/22	$18,187	$22,001	$18,553
08/31/22	$17,850	$21,104	$18,212
09/30/22	$16,679	$19,160	$17,020
10/31/22	$18,299	$20,711	$18,680
11/30/22	$18,672	$21,869	$19,069
12/31/22	$17,184	$20,609	$17,554
01/31/23	$18,552	$21,904	$18,958
02/28/23	$18,358	$21,369	$18,765
03/31/23	$14,218	$22,154	$14,524
04/30/23	$14,040	$22,500	$14,346
05/31/23	$13,047	$22,598	$13,333
06/30/23	$13,913	$24,091	$14,217
07/31/23	$16,224	$24,865	$16,585
08/31/23	$15,109	$24,469	$15,447
09/30/23	$14,387	$23,302	$14,705
10/31/23	$13,797	$22,812	$14,097
11/30/23	$15,746	$24,895	$16,098
12/31/23	$18,107	$26,026	$18,523
01/31/24	$17,622	$26,464	$18,031
02/29/24	$17,482	$27,877	$17,894
03/31/24	$18,656	$28,774	$19,111
04/30/24	$17,562	$27,599	$17,995
05/31/24	$18,315	$28,967	$18,773
06/30/24	$18,502	$30,006	$18,972
07/31/24	$21,509	$30,372	$22,060
08/31/24	$21,493	$31,108	$22,051
09/30/24	$21,222	$31,773	$21,776
10/31/24	$21,938	$31,485	$22,517
11/30/24	$24,791	$33,333	$25,456
12/31/24	$22,402	$32,538	$23,005
01/31/25	$23,779	$33,444	$24,428
02/28/25	$23,141	$33,008	$23,777
03/31/25	$21,532	$31,148	$22,131
04/30/25	$20,596	$30,937	$21,171
05/31/25	$21,641	$32,884	$22,247
06/30/25	$22,823	$34,556	$23,474
07/31/25	$23,010	$35,332	$23,673
08/31/25	$24,983	$36,048	$25,714
09/30/25	$24,488	$37,364	$25,207
10/31/25	$23,361	$38,239	$24,052
11/30/25	$24,297	$38,333	$25,025
12/31/25	$25,166	$38,356	$25,930
01/31/26	$26,345	$38,912	$27,154
02/28/26	$25,325	$38,616	$26,106
03/31/26	$24,825	$36,694	$25,603
04/30/26	$26,772	$40,544	$27,621
05/31/26	$26,480	$42,678	$27,328
06/30/26	$28,586	$42,271	$29,520

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
KBE	25.25%	8.80%	11.07%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Banks Select Industry Index	25.76%	9.16%	11.43%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,507,333,989
  Number of Portfolio Holdings105
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$5,073,865

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Banks	86.0%
Financial Services	11.9%
Capital Markets	1.9%

Top Ten Holdings

Table Summary
Holdings	%
Rocket Cos., Inc., Class A	1.2%
Nicolet Bankshares, Inc.	1.1%
Bancorp, Inc.	1.1%
NMI Holdings, Inc.	1.0%
Axos Financial, Inc.	1.0%
MGIC Investment Corp.	1.0%
Essent Group Ltd.	1.0%
Atlantic Union Bankshares Corp.	1.0%
WesBanco, Inc.	1.0%
PennyMac Financial Services, Inc.	1.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Bank ETF to the State Street® SPDR® S&P® Bank ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR KBE

State Street® SPDR® S&P® Biotech ETF

XBI

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P® Biotech ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Biotech ETF	$51	0.35%

How did the Fund perform last year and what affected its performance?

U.S. equities posted solid gains over the period, supported by generally favorable investor sentiment, resilient economic conditions, and continued confidence in corporate earnings growth. Market performance was not without volatility, but stocks ultimately trended higher as investors remained focused on long-term growth opportunities. Biotechnology stocks delivered a strong rebound, supported by renewed investor confidence, accelerating innovation, and heightened M&A activity across the industry.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XBI	S&P 500 Index	S&P Biotechnology Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$11,466	$10,369	$11,468
08/31/16	$11,102	$10,383	$11,100
09/30/16	$12,242	$10,385	$12,242
10/31/16	$10,348	$10,196	$10,347
11/30/16	$11,573	$10,573	$11,572
12/31/16	$10,938	$10,782	$10,938
01/31/17	$11,992	$10,987	$11,995
02/28/17	$12,985	$11,423	$12,991
03/31/17	$12,829	$11,436	$12,837
04/30/17	$13,208	$11,554	$13,218
05/31/17	$12,525	$11,716	$12,535
06/30/17	$14,280	$11,790	$14,299
07/31/17	$14,459	$12,032	$14,477
08/31/17	$15,538	$12,069	$15,547
09/30/17	$16,019	$12,318	$16,030
10/31/17	$15,489	$12,605	$15,498
11/30/17	$15,426	$12,992	$15,436
12/31/17	$15,715	$13,136	$15,735
01/31/18	$17,290	$13,888	$17,313
02/28/18	$16,727	$13,377	$16,748
03/31/18	$16,272	$13,037	$16,289
04/30/18	$16,108	$13,087	$16,120
05/31/18	$17,736	$13,402	$17,749
06/30/18	$17,663	$13,484	$17,676
07/31/18	$17,650	$13,986	$17,660
08/31/18	$18,595	$14,442	$18,602
09/30/18	$17,806	$14,524	$17,808
10/31/18	$14,707	$13,531	$14,709
11/30/18	$15,140	$13,807	$15,142
12/31/18	$13,373	$12,560	$13,376
01/31/19	$15,532	$13,567	$15,541
02/28/19	$16,545	$14,003	$16,549
03/31/19	$16,813	$14,275	$16,821
04/30/19	$15,809	$14,853	$15,819
05/31/19	$14,730	$13,909	$14,742
06/30/19	$16,303	$14,889	$16,320
07/31/19	$15,906	$15,103	$15,923
08/31/19	$14,924	$14,864	$14,937
09/30/19	$14,157	$15,142	$14,174
10/31/19	$15,144	$15,470	$15,156
11/30/19	$17,367	$16,031	$17,386
12/31/19	$17,679	$16,515	$17,701
01/31/20	$16,539	$16,509	$16,558
02/29/20	$16,575	$15,150	$16,598
03/31/20	$14,403	$13,279	$14,423
04/30/20	$17,348	$14,981	$17,374
05/31/20	$19,248	$15,694	$19,280
06/30/20	$20,801	$16,006	$20,841
07/31/20	$20,268	$16,909	$20,297
08/31/20	$20,755	$18,124	$20,783
09/30/20	$20,702	$17,436	$20,725
10/31/20	$20,915	$16,972	$20,927
11/30/20	$24,734	$18,830	$24,748
12/31/20	$26,199	$19,554	$26,216
01/31/21	$28,437	$19,356	$28,451
02/28/21	$27,517	$19,890	$27,530
03/31/21	$25,250	$20,761	$25,270
04/30/21	$25,441	$21,869	$25,465
05/31/21	$23,804	$22,022	$23,828
06/30/21	$25,225	$22,536	$25,257
07/31/21	$22,979	$23,071	$23,010
08/31/21	$24,746	$23,773	$24,785
09/30/21	$23,399	$22,667	$23,439
10/31/21	$23,216	$24,255	$23,262
11/30/21	$21,637	$24,087	$21,684
12/31/21	$20,821	$25,167	$20,873
01/31/22	$17,432	$23,864	$17,477
02/28/22	$16,736	$23,150	$16,782
03/31/22	$16,739	$24,009	$16,793
04/30/22	$13,729	$21,916	$13,776
05/31/22	$12,802	$21,956	$12,848
06/30/22	$13,816	$20,144	$13,856
07/31/22	$15,090	$22,001	$15,138
08/31/22	$15,585	$21,104	$15,635
09/30/22	$14,770	$19,160	$14,822
10/31/22	$15,287	$20,711	$15,345
11/30/22	$15,587	$21,869	$15,650
12/31/22	$15,458	$20,609	$15,525
01/31/23	$16,571	$21,904	$16,571
02/28/23	$15,430	$21,369	$15,416
03/31/23	$14,188	$22,154	$14,174
04/30/23	$14,936	$22,500	$14,944
05/31/23	$15,660	$22,598	$15,694
06/30/23	$15,495	$24,091	$15,537
07/31/23	$15,687	$24,865	$15,733
08/31/23	$14,736	$24,469	$14,814
09/30/23	$13,600	$23,302	$13,693
10/31/23	$12,329	$22,812	$12,404
11/30/23	$14,050	$24,895	$14,148
12/31/23	$16,617	$26,026	$16,730
01/31/24	$16,293	$26,464	$16,396
02/29/24	$18,322	$27,877	$18,435
03/31/24	$17,692	$28,774	$17,813
04/30/24	$15,733	$27,599	$15,846
05/31/24	$16,568	$28,967	$16,680
06/30/24	$17,281	$30,006	$17,391
07/31/24	$18,459	$30,372	$18,579
08/31/24	$18,888	$31,108	$19,018
09/30/24	$18,432	$31,773	$18,565
10/31/24	$18,083	$31,485	$18,217
11/30/24	$18,563	$33,333	$18,708
12/31/24	$16,799	$32,538	$16,928
01/31/25	$17,277	$33,444	$17,412
02/28/25	$16,543	$33,008	$16,674
03/31/25	$15,120	$31,148	$15,242
04/30/25	$15,476	$30,937	$15,606
05/31/25	$14,764	$32,884	$14,889
06/30/25	$15,454	$34,556	$15,589
07/31/25	$15,968	$35,332	$16,105
08/31/25	$16,755	$36,048	$16,897
09/30/25	$18,686	$37,364	$18,849
10/31/25	$21,037	$38,239	$21,229
11/30/25	$22,968	$38,333	$23,161
12/31/25	$22,820	$38,356	$23,018
01/31/26	$23,339	$38,912	$23,547
02/28/26	$23,838	$38,616	$24,053
03/31/26	$23,889	$36,694	$24,111
04/30/26	$24,568	$40,544	$24,802
05/31/26	$25,585	$42,678	$25,836
06/30/26	$29,628	$42,271	$29,931

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
XBI	91.72%	3.27%	11.47%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Biotechnology Select Industry Index	92.00%	3.45%	11.59%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$10,695,534,208
  Number of Portfolio Holdings160
  Portfolio Turnover Rate71%
  Total Advisory Fees Paid$25,315,156

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Biotechnology	100.0%

Top Ten Holdings

Table Summary
Holdings	%
Apogee Therapeutics, Inc.	1.5%
Moderna, Inc.	1.4%
Twist Bioscience Corp.	1.4%
Oruka Therapeutics, Inc.	1.4%
Kymera Therapeutics, Inc.	1.4%
Viking Therapeutics, Inc.	1.3%
Praxis Precision Medicines, Inc.	1.3%
Erasca, Inc.	1.3%
Revolution Medicines, Inc.	1.2%
Rhythm Pharmaceuticals, Inc.	1.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Biotech ETF to the State Street® SPDR® S&P® Biotech ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XBI

State Street® SPDR® S&P® Dividend ETF

SDY

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P® Dividend ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Dividend ETF	$38	0.35%

How did the Fund perform last year and what affected its performance?

The Fund trailed the broader S&P 500 Index, as investor enthusiasm continued to focus more on large-cap growth and A.I.-related technology companies. Dividend-oriented strategies benefited from improving market breadth, healthy dividend growth, and greater investor interest in income, but the more defensive sector exposures prevented them from fully participating in the strongest areas of the market.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SDY	S&P 500 Index	S&P High Yield Dividend Aristocrats Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,286	$10,369	$10,290
08/31/16	$10,208	$10,383	$10,214
09/30/16	$10,113	$10,385	$10,122
10/31/16	$9,758	$10,196	$9,768
11/30/16	$10,211	$10,573	$10,226
12/31/16	$10,406	$10,782	$10,426
01/31/17	$10,491	$10,987	$10,515
02/28/17	$10,807	$11,423	$10,836
03/31/17	$10,791	$11,436	$10,822
04/30/17	$10,853	$11,554	$10,888
05/31/17	$10,860	$11,716	$10,899
06/30/17	$10,946	$11,790	$10,988
07/31/17	$11,070	$12,032	$11,115
08/31/17	$10,970	$12,069	$11,018
09/30/17	$11,305	$12,318	$11,360
10/31/17	$11,453	$12,605	$11,512
11/30/17	$11,926	$12,992	$11,992
12/31/17	$12,055	$13,136	$12,131
01/31/18	$12,297	$13,888	$12,380
02/28/18	$11,699	$13,377	$11,778
03/31/18	$11,712	$13,037	$11,795
04/30/18	$11,674	$13,087	$11,760
05/31/18	$11,819	$13,402	$11,910
06/30/18	$11,980	$13,484	$12,076
07/31/18	$12,460	$13,986	$12,565
08/31/18	$12,706	$14,442	$12,818
09/30/18	$12,739	$14,524	$12,854
10/31/18	$12,134	$13,531	$12,246
11/30/18	$12,738	$13,807	$12,862
12/31/18	$11,727	$12,560	$11,837
01/31/19	$12,467	$13,567	$12,590
02/28/19	$13,000	$14,003	$13,134
03/31/19	$13,103	$14,275	$13,241
04/30/19	$13,380	$14,853	$13,526
05/31/19	$12,630	$13,909	$12,769
06/30/19	$13,389	$14,889	$13,542
07/31/19	$13,504	$15,103	$13,663
08/31/19	$13,184	$14,864	$13,341
09/30/19	$13,694	$15,142	$13,863
10/31/19	$13,924	$15,470	$14,100
11/30/19	$14,179	$16,031	$14,364
12/31/19	$14,469	$16,515	$14,664
01/31/20	$14,062	$16,509	$14,254
02/29/20	$12,786	$15,150	$12,961
03/31/20	$10,844	$13,279	$10,989
04/30/20	$11,934	$14,981	$12,100
05/31/20	$12,333	$15,694	$12,508
06/30/20	$12,475	$16,006	$12,651
07/31/20	$12,783	$16,909	$12,970
08/31/20	$13,184	$18,124	$13,382
09/30/20	$12,731	$17,436	$12,919
10/31/20	$12,732	$16,972	$12,924
11/30/20	$14,300	$18,830	$14,523
12/31/20	$14,731	$19,554	$14,966
01/31/21	$14,658	$19,356	$14,895
02/28/21	$15,407	$19,890	$15,664
03/31/21	$16,513	$20,761	$16,796
04/30/21	$17,183	$21,869	$17,485
05/31/21	$17,555	$22,022	$17,869
06/30/21	$17,237	$22,536	$17,549
07/31/21	$17,350	$23,071	$17,670
08/31/21	$17,579	$23,773	$17,909
09/30/21	$16,682	$22,667	$16,995
10/31/21	$17,511	$24,255	$17,848
11/30/21	$17,121	$24,087	$17,454
12/31/21	$18,467	$25,167	$18,835
01/31/22	$18,053	$23,864	$18,418
02/28/22	$17,877	$23,150	$18,241
03/31/22	$18,425	$24,009	$18,806
04/30/22	$17,848	$21,916	$18,224
05/31/22	$18,279	$21,956	$18,671
06/30/22	$17,188	$20,144	$17,564
07/31/22	$18,331	$22,001	$18,739
08/31/22	$17,909	$21,104	$18,312
09/30/22	$16,246	$19,160	$16,611
10/31/22	$17,924	$20,711	$18,333
11/30/22	$19,140	$21,869	$19,585
12/31/22	$18,371	$20,609	$18,802
01/31/23	$18,998	$21,904	$19,447
02/28/23	$18,485	$21,369	$18,928
03/31/23	$18,272	$22,154	$18,710
04/30/23	$18,461	$22,500	$18,909
05/31/23	$17,332	$22,598	$17,750
06/30/23	$18,230	$24,091	$18,678
07/31/23	$18,858	$24,865	$19,330
08/31/23	$18,191	$24,469	$18,644
09/30/23	$17,216	$23,302	$17,648
10/31/23	$16,764	$22,812	$17,187
11/30/23	$17,910	$24,895	$18,367
12/31/23	$18,845	$26,026	$19,333
01/31/24	$18,636	$26,464	$19,123
02/29/24	$18,983	$27,877	$19,484
03/31/24	$19,951	$28,774	$20,486
04/30/24	$19,310	$27,599	$19,834
05/31/24	$19,758	$28,967	$20,298
06/30/24	$19,418	$30,006	$19,951
07/31/24	$20,600	$30,372	$21,176
08/31/24	$21,380	$31,108	$21,987
09/30/24	$21,825	$31,773	$22,453
10/31/24	$21,221	$31,485	$21,836
11/30/24	$22,098	$33,333	$22,745
12/31/24	$20,435	$32,538	$21,035
01/31/25	$20,815	$33,444	$21,433
02/28/25	$21,407	$33,008	$22,051
03/31/25	$21,127	$31,148	$21,773
04/30/25	$20,428	$30,937	$21,058
05/31/25	$20,976	$32,884	$21,629
06/30/25	$21,290	$34,556	$21,959
07/31/25	$21,461	$35,332	$22,139
08/31/25	$22,153	$36,048	$22,861
09/30/25	$22,110	$37,364	$22,821
10/31/25	$21,642	$38,239	$22,342
11/30/25	$22,214	$38,333	$22,941
12/31/25	$22,106	$38,356	$22,836
01/31/26	$23,609	$38,912	$24,401
02/28/26	$24,785	$38,616	$25,626
03/31/26	$23,345	$36,694	$24,142
04/30/26	$23,985	$40,544	$24,808
05/31/26	$23,867	$42,678	$24,690
06/30/26	$24,486	$42,271	$25,342

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SDY	15.01%	7.27%	9.37%
S&P 500 Index	22.32%	13.41%	15.51%
S&P High Yield Dividend Aristocrats Index	15.41%	7.63%	9.74%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$21,393,179,454
  Number of Portfolio Holdings158
  Portfolio Turnover Rate28%
  Total Advisory Fees Paid$72,124,308

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Electric Utilities	8.5%
Insurance	7.0%
Machinery	6.4%
Household Products	5.3%
Semiconductors & Semiconductor Equipment	5.1%
Chemicals	5.0%
Health Care Equipment & Supplies	3.8%
Consumer Staples Distribution & Retail	3.6%
Capital Markets	3.2%
Multi-Utilities	3.2%

Top Ten Holdings

Table Summary
Holdings	%
Verizon Communications, Inc.	2.1%
Realty Income Corp. REIT	2.1%
Kenvue, Inc.	1.8%
Kimberly-Clark Corp.	1.8%
AbbVie, Inc.	1.6%
QUALCOMM, Inc.	1.6%
Texas Instruments, Inc.	1.6%
Target Corp.	1.5%
Automatic Data Processing, Inc.	1.5%
Edison International	1.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Dividend ETF to the State Street® SPDR® S&P® Dividend ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SDY

State Street® SPDR® S&P Kensho Clean Power ETF

CNRG

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P Kensho Clean Power ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P Kensho Clean Power ETF	$66	0.45%

How did the Fund perform last year and what affected its performance?

The clean power industry remained a key beneficiary of rising electricity demand, supported by continued investment in renewable generation, energy storage, and grid modernization as utilities worked to improve reliability and accommodate growing power needs. At the same time, accelerating demand from data centers and artificial intelligence applications increased the strategic importance of scalable clean energy resources.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	CNRG	S&P 500 Index	S&P Kensho Clean Power Index
10/22/18	$10,000	$10,000	$10,000
10/31/18	$9,741	$9,842	$9,742
11/30/18	$10,457	$10,042	$10,464
12/31/18	$9,646	$9,135	$9,656
01/31/19	$11,090	$9,868	$11,109
02/28/19	$11,580	$10,184	$11,606
03/31/19	$11,337	$10,382	$11,366
04/30/19	$11,811	$10,803	$11,847
05/31/19	$11,671	$10,116	$11,718
06/30/19	$12,861	$10,829	$12,921
07/31/19	$13,194	$10,985	$13,259
08/31/19	$13,243	$10,811	$13,311
09/30/19	$13,235	$11,013	$13,310
10/31/19	$13,177	$11,252	$13,254
11/30/19	$13,549	$11,660	$13,629
12/31/19	$15,629	$12,012	$15,734
01/31/20	$15,745	$12,007	$15,826
02/29/20	$16,177	$11,019	$16,227
03/31/20	$12,654	$9,658	$12,684
04/30/20	$14,693	$10,896	$14,721
05/31/20	$15,774	$11,415	$15,807
06/30/20	$17,027	$11,642	$17,066
07/31/20	$19,664	$12,298	$19,711
08/31/20	$23,437	$13,182	$23,506
09/30/20	$25,092	$12,681	$25,173
10/31/20	$25,580	$12,344	$25,679
11/30/20	$32,790	$13,695	$32,936
12/31/20	$37,372	$14,222	$37,569
01/31/21	$45,132	$14,078	$45,392
02/28/21	$40,804	$14,467	$41,041
03/31/21	$39,367	$15,100	$39,606
04/30/21	$36,255	$15,906	$36,390
05/31/21	$34,918	$16,017	$35,071
06/30/21	$36,696	$16,391	$36,878
07/31/21	$34,331	$16,780	$34,501
08/31/21	$34,147	$17,291	$34,327
09/30/21	$32,645	$16,486	$32,821
10/31/21	$38,020	$17,642	$38,245
11/30/21	$35,045	$17,519	$35,254
12/31/21	$31,552	$18,304	$31,747
01/31/22	$27,967	$17,357	$28,147
02/28/22	$29,365	$16,838	$29,567
03/31/22	$31,404	$17,463	$31,641
04/30/22	$26,813	$15,940	$27,019
05/31/22	$28,996	$15,969	$29,236
06/30/22	$27,511	$14,651	$27,745
07/31/22	$32,446	$16,002	$32,738
08/31/22	$33,907	$15,349	$34,224
09/30/22	$29,936	$13,936	$30,219
10/31/22	$30,058	$15,064	$30,347
11/30/22	$32,901	$15,906	$33,230
12/31/22	$29,013	$14,989	$29,302
01/31/23	$32,509	$15,931	$32,855
02/28/23	$30,374	$15,543	$30,704
03/31/23	$30,725	$16,113	$31,069
04/30/23	$29,050	$16,365	$29,384
05/31/23	$28,413	$16,436	$28,751
06/30/23	$30,084	$17,522	$30,458
07/31/23	$29,975	$18,085	$30,354
08/31/23	$26,920	$17,797	$27,265
09/30/23	$24,062	$16,948	$24,369
10/31/23	$21,388	$16,592	$21,664
11/30/23	$23,062	$18,107	$23,369
12/31/23	$25,700	$18,930	$26,065
01/31/24	$22,161	$19,248	$22,476
02/29/24	$22,568	$20,276	$22,891
03/31/24	$23,222	$20,928	$23,563
04/30/24	$21,084	$20,073	$21,390
05/31/24	$24,346	$21,068	$24,715
06/30/24	$21,754	$21,824	$22,074
07/31/24	$22,932	$22,090	$23,275
08/31/24	$22,331	$22,626	$22,667
09/30/24	$23,830	$23,109	$24,199
10/31/24	$22,436	$22,900	$22,789
11/30/24	$23,469	$24,244	$23,846
12/31/24	$21,954	$23,666	$22,312
01/31/25	$22,143	$24,325	$22,505
02/28/25	$20,003	$24,008	$20,322
03/31/25	$18,295	$22,655	$18,577
04/30/25	$17,940	$22,501	$18,212
05/31/25	$20,196	$23,918	$20,510
06/30/25	$21,658	$25,134	$21,999
07/31/25	$24,427	$25,698	$24,817
08/31/25	$26,785	$26,219	$27,220
09/30/25	$30,804	$27,176	$31,323
10/31/25	$36,958	$27,812	$37,597
11/30/25	$35,099	$27,880	$35,715
12/31/25	$32,990	$27,897	$33,594
01/31/26	$36,115	$28,302	$36,804
02/28/26	$34,602	$28,087	$35,271
03/31/26	$33,318	$26,688	$33,973
04/30/26	$38,153	$29,488	$38,922
05/31/26	$44,884	$31,041	$45,820
06/30/26	$41,810	$30,745	$42,642

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception 10/22/18
CNRG	93.05%	2.64%	20.45%
S&P 500 Index	22.32%	13.41%	15.73%
S&P Kensho Clean Power Index	93.84%	2.95%	20.76%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$249,666,533
  Number of Portfolio Holdings42
  Portfolio Turnover Rate46%
  Total Advisory Fees Paid$872,143

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Electrical Equipment	44.0%
Semiconductors & Semiconductor Equipment	15.0%
Electric Utilities	11.2%
Independent Power and Renewable Electricity Producers	11.1%
Construction & Engineering	8.0%
Electronic Equipment, Instruments & Components	3.1%
Multi-Utilities	2.4%
Automobiles	2.2%
Energy Equipment & Services	1.8%
Machinery	0.7%

Top Ten Holdings

Table Summary
Holdings	%
FuelCell Energy, Inc.	5.6%
GE Vernova, Inc.	3.4%
Bloom Energy Corp., Class A	3.3%
T1 Energy, Inc.	3.1%
Generac Holdings, Inc.	3.1%
Corning, Inc.	3.0%
Arcosa, Inc.	3.0%
Sunrun, Inc.	2.9%
TransAlta Corp.	2.8%
Energy Vault Holdings, Inc.	2.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Clean Power ETF to the State Street® SPDR® S&P Kensho Clean Power ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR CNRG

State Street® SPDR® S&P Kensho Final Frontiers ETF

ROKT

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P Kensho Final Frontiers ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P Kensho Final Frontiers ETF	$64	0.45%

How did the Fund perform last year and what affected its performance?

Over the 12-month period ending June 30, 2026, the global aerospace, space exploration, and aviation sectors experienced unprecedented market growth. Key listed space and aerospace entities faced intense volume and pricing dynamics, while aviation leaders achieved record revenues while navigating geopolitical and fuel-cost pressures. The aviation and aerospace markets performed exceptionally well over the past 12 months, riding the wave of strong global travel demand and major expansions in private sector space travel. Despite facing rising jet fuel costs due to ongoing unrest in the Middle East, carriers offset these expenses with highly successful revenue management initiatives.  Companies driving infrastructure, from space stations and Earth observation to direct-to-phone satellite systems, experienced torrid growth and sector-wide repricing.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	ROKT	S&P 500 Index	S&P Kensho Final Frontiers Index
10/22/18	$10,000	$10,000	$10,000
10/31/18	$9,506	$9,842	$9,505
11/30/18	$9,517	$10,042	$9,521
12/31/18	$8,637	$9,135	$8,640
01/31/19	$9,607	$9,868	$9,616
02/28/19	$10,331	$10,184	$10,345
03/31/19	$10,048	$10,382	$10,065
04/30/19	$10,673	$10,803	$10,696
05/31/19	$10,304	$10,116	$10,329
06/30/19	$11,252	$10,829	$11,287
07/31/19	$11,479	$10,985	$11,518
08/31/19	$11,872	$10,811	$11,919
09/30/19	$11,914	$11,013	$11,965
10/31/19	$11,597	$11,252	$11,651
11/30/19	$11,956	$11,660	$12,017
12/31/19	$12,062	$12,012	$12,129
01/31/20	$12,426	$12,007	$12,500
02/29/20	$11,299	$11,019	$11,366
03/31/20	$8,849	$9,658	$8,899
04/30/20	$9,781	$10,896	$9,845
05/31/20	$10,403	$11,415	$10,476
06/30/20	$10,202	$11,642	$10,277
07/31/20	$10,319	$12,298	$10,396
08/31/20	$10,852	$13,182	$10,937
09/30/20	$10,580	$12,681	$10,664
10/31/20	$10,273	$12,344	$10,358
11/30/20	$12,357	$13,695	$12,465
12/31/20	$13,071	$14,222	$13,191
01/31/21	$12,753	$14,078	$12,873
02/28/21	$13,240	$14,467	$13,370
03/31/21	$13,762	$15,100	$13,903
04/30/21	$14,034	$15,906	$14,183
05/31/21	$14,226	$16,017	$14,383
06/30/21	$14,541	$16,391	$14,709
07/31/21	$14,196	$16,780	$14,365
08/31/21	$14,053	$17,291	$14,226
09/30/21	$13,612	$16,486	$13,783
10/31/21	$13,836	$17,642	$14,016
11/30/21	$13,137	$17,519	$13,311
12/31/21	$13,688	$18,304	$13,878
01/31/22	$12,886	$17,357	$13,069
02/28/22	$13,674	$16,838	$13,874
03/31/22	$14,156	$17,463	$14,370
04/30/22	$13,049	$15,940	$13,248
05/31/22	$13,127	$15,969	$13,334
06/30/22	$12,154	$14,651	$12,347
07/31/22	$13,339	$16,002	$13,557
08/31/22	$12,822	$15,349	$13,033
09/30/22	$11,451	$13,936	$11,640
10/31/22	$13,162	$15,064	$13,386
11/30/22	$13,652	$15,906	$13,890
12/31/22	$13,572	$14,989	$13,813
01/31/23	$14,563	$15,931	$14,829
02/28/23	$14,455	$15,543	$14,723
03/31/23	$14,119	$16,113	$14,384
04/30/23	$13,930	$16,365	$14,196
05/31/23	$13,859	$16,436	$14,128
06/30/23	$15,123	$17,522	$15,424
07/31/23	$15,219	$18,085	$15,526
08/31/23	$14,650	$17,797	$14,951
09/30/23	$13,652	$16,948	$13,934
10/31/23	$13,415	$16,592	$13,697
11/30/23	$14,487	$18,107	$14,799
12/31/23	$15,535	$18,930	$15,880
01/31/24	$14,675	$19,248	$15,005
02/29/24	$15,256	$20,276	$15,606
03/31/24	$15,595	$20,928	$15,960
04/30/24	$15,134	$20,073	$15,494
05/31/24	$15,815	$21,068	$16,198
06/30/24	$15,566	$21,824	$15,949
07/31/24	$17,035	$22,090	$17,462
08/31/24	$17,184	$22,626	$17,623
09/30/24	$17,669	$23,109	$18,128
10/31/24	$17,528	$22,900	$17,991
11/30/24	$20,955	$24,244	$21,519
12/31/24	$19,863	$23,666	$20,407
01/31/25	$20,639	$24,325	$21,211
02/28/25	$19,452	$24,008	$19,997
03/31/25	$18,668	$22,655	$19,198
04/30/25	$18,576	$22,501	$19,110
05/31/25	$20,493	$23,918	$21,091
06/30/25	$22,576	$25,134	$23,248
07/31/25	$23,805	$25,698	$24,524
08/31/25	$25,110	$26,219	$25,879
09/30/25	$26,759	$27,176	$27,591
10/31/25	$28,378	$27,812	$29,274
11/30/25	$27,233	$27,880	$28,104
12/31/25	$29,876	$27,897	$30,847
01/31/26	$35,390	$28,302	$36,554
02/28/26	$36,400	$28,087	$37,608
03/31/26	$34,941	$26,688	$36,113
04/30/26	$39,180	$29,488	$40,509
05/31/26	$47,250	$31,041	$48,867
06/30/26	$42,010	$30,745	$43,464

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception 10/22/18
ROKT	86.08%	23.64%	20.53%
S&P 500 Index	22.32%	13.41%	15.73%
S&P Kensho Final Frontiers Index	86.96%	24.20%	21.06%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$247,160,296
  Number of Portfolio Holdings39
  Portfolio Turnover Rate60%
  Total Advisory Fees Paid$350,510

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Aerospace & Defense	54.5%
Professional Services	12.7%
Electronic Equipment, Instruments & Components	8.3%
Energy Equipment & Services	7.6%
Machinery	6.1%
Diversified Telecommunication Services	3.7%
Communications Equipment	3.1%
Semiconductors & Semiconductor Equipment	2.2%
Industrial Conglomerates	1.7%

Top Ten Holdings

Table Summary
Holdings	%
Ducommun, Inc.	3.7%
Iridium Communications, Inc.	3.7%
ESCO Technologies, Inc.	3.5%
Spire Global, Inc.	3.5%
HEICO Corp.	3.4%
Moog, Inc., Class A	3.4%
Teledyne Technologies, Inc.	3.4%
Hexcel Corp.	3.3%
Planet Labs PBC	3.3%
RTX Corp.	3.3%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Final Frontiers ETF to the State Street® SPDR® S&P Kensho Final Frontiers ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR ROKT

State Street® SPDR® S&P Kensho Future Security ETF

FITE

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P Kensho Future Security ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P Kensho Future Security ETF	$56	0.45%

How did the Fund perform last year and what affected its performance?

The security industry experienced explosive growth over the past year, with global spending eclipsing $300 billion through June 30, 2026. Driven by massive artificial intelligence (A.I.) adoption, zero-trust infrastructure mandates, and widespread digital transformations, the sector has transitioned from a reactionary expense to a central driver of corporate efficiency.  The most profound shift in the past 12 months has been the integration of A.I. into both physical and cybersecurity frameworks. According to the Security Industry Association, there is no macro-trend more impactful than A.I.. The industry has officially entered a phase of "posthuman automation," where machine learning (M.L.) and A.I.-driven platforms proactively detect, evaluate, and mitigate threats without human intervention. Regulatory pressures have been a primary catalyst for spending in the 2025–2026 period. Governments worldwide are enforcing strict data localization rules and zero-trust framework deadlines.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	FITE	S&P 500 Index	S&P Kensho Future Security Index
12/26/17	$10,000	$10,000	$10,000
12/31/17	$9,955	$9,978	$9,956
01/31/18	$10,291	$10,549	$10,296
02/28/18	$10,468	$10,160	$10,477
03/31/18	$10,452	$9,902	$10,465
04/30/18	$10,480	$9,940	$10,496
05/31/18	$10,961	$10,179	$10,987
06/30/18	$10,956	$10,242	$10,987
07/31/18	$11,294	$10,623	$11,330
08/31/18	$11,879	$10,969	$11,923
09/30/18	$12,041	$11,032	$12,089
10/31/18	$10,667	$10,278	$10,713
11/30/18	$10,840	$10,487	$10,890
12/31/18	$9,970	$9,540	$9,989
01/31/19	$11,098	$10,305	$11,116
02/28/19	$12,052	$10,635	$12,074
03/31/19	$11,926	$10,842	$11,952
04/30/19	$12,627	$11,281	$12,658
05/31/19	$11,956	$10,564	$11,987
06/30/19	$12,749	$11,309	$12,786
07/31/19	$13,010	$11,471	$13,051
08/31/19	$12,588	$11,290	$12,631
09/30/19	$12,663	$11,501	$12,709
10/31/19	$12,949	$11,750	$12,999
11/30/19	$13,343	$12,176	$13,396
12/31/19	$13,315	$12,544	$13,373
01/31/20	$13,683	$12,539	$13,745
02/29/20	$12,279	$11,507	$12,338
03/31/20	$10,555	$10,086	$10,626
04/30/20	$11,692	$11,378	$11,776
05/31/20	$12,738	$11,920	$12,832
06/30/20	$12,601	$12,157	$12,697
07/31/20	$13,069	$12,843	$13,173
08/31/20	$13,289	$13,766	$13,396
09/30/20	$12,744	$13,243	$12,849
10/31/20	$12,294	$12,891	$12,399
11/30/20	$14,086	$14,302	$14,209
12/31/20	$15,953	$14,852	$16,101
01/31/21	$16,165	$14,702	$16,318
02/28/21	$16,329	$15,107	$16,484
03/31/21	$16,669	$15,769	$16,829
04/30/21	$17,339	$16,610	$17,510
05/31/21	$17,683	$16,727	$17,861
06/30/21	$17,956	$17,117	$18,143
07/31/21	$18,086	$17,524	$18,280
08/31/21	$18,483	$18,056	$18,687
09/30/21	$17,496	$17,217	$17,691
10/31/21	$18,677	$18,423	$18,890
11/30/21	$17,695	$18,295	$17,900
12/31/21	$18,260	$19,115	$18,481
01/31/22	$16,673	$18,126	$16,879
02/28/22	$17,665	$17,583	$17,886
03/31/22	$18,332	$18,236	$18,566
04/30/22	$16,551	$16,646	$16,767
05/31/22	$16,345	$16,676	$16,561
06/30/22	$15,324	$15,300	$15,528
07/31/22	$16,193	$16,711	$16,414
08/31/22	$16,075	$16,029	$16,295
09/30/22	$14,493	$14,553	$14,693
10/31/22	$16,050	$15,731	$16,278
11/30/22	$15,550	$16,610	$15,771
12/31/22	$15,001	$15,653	$15,218
01/31/23	$15,905	$16,637	$16,140
02/28/23	$15,926	$16,231	$16,164
03/31/23	$16,179	$16,827	$16,425
04/30/23	$15,421	$17,089	$15,659
05/31/23	$16,458	$17,164	$16,716
06/30/23	$17,034	$18,298	$17,305
07/31/23	$17,304	$18,886	$17,582
08/31/23	$17,265	$18,585	$17,544
09/30/23	$16,348	$17,699	$16,614
10/31/23	$15,973	$17,327	$16,237
11/30/23	$17,831	$18,909	$18,015
12/31/23	$19,247	$19,768	$19,451
01/31/24	$19,086	$20,100	$19,287
02/29/24	$19,924	$21,173	$20,137
03/31/24	$20,008	$21,855	$20,226
04/30/24	$18,941	$20,962	$19,152
05/31/24	$19,250	$22,001	$19,469
06/30/24	$19,771	$22,791	$20,000
07/31/24	$20,910	$23,068	$21,156
08/31/24	$21,266	$23,628	$21,520
09/30/24	$21,594	$24,133	$21,856
10/31/24	$21,444	$23,914	$21,710
11/30/24	$24,175	$25,317	$24,481
12/31/24	$23,439	$24,714	$23,739
01/31/25	$24,606	$25,402	$24,923
02/28/25	$23,029	$25,071	$23,327
03/31/25	$21,966	$23,658	$22,251
04/30/25	$22,399	$23,498	$22,691
05/31/25	$24,188	$24,977	$24,507
06/30/25	$26,599	$26,247	$26,960
07/31/25	$26,786	$26,836	$27,150
08/31/25	$28,101	$27,380	$28,481
09/30/25	$29,976	$28,379	$30,377
10/31/25	$31,050	$29,044	$31,472
11/30/25	$29,184	$29,115	$29,585
12/31/25	$29,894	$29,133	$30,317
01/31/26	$32,276	$29,555	$32,742
02/28/26	$30,965	$29,331	$31,418
03/31/26	$30,002	$27,870	$30,442
04/30/26	$33,233	$30,794	$33,737
05/31/26	$41,029	$32,415	$41,666
06/30/26	$39,424	$32,107	$40,048

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception 12/26/17
FITE	48.21%	17.03%	17.49%
S&P 500 Index	22.32%	13.41%	14.69%
S&P Kensho Future Security Index	48.54%	17.16%	17.71%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$150,649,560
  Number of Portfolio Holdings81
  Portfolio Turnover Rate28%
  Total Advisory Fees Paid$470,267

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Aerospace & Defense	30.0%
Software	29.9%
Electronic Equipment, Instruments & Components	10.1%
Communications Equipment	7.9%
Professional Services	4.7%
IT Services	4.1%
Machinery	2.5%
Semiconductors & Semiconductor Equipment	2.5%
Energy Equipment & Services	1.8%
Diversified Telecommunication Services	1.5%

Top Ten Holdings

Table Summary
Holdings	%
Viasat, Inc.	1.9%
BlackBerry Ltd.	1.8%
Tenable Holdings, Inc.	1.8%
Palo Alto Networks, Inc.	1.7%
Varonis Systems, Inc.	1.6%
Qualys, Inc.	1.6%
Gorilla Technology Group, Inc.	1.6%
Ducommun, Inc.	1.5%
Iridium Communications, Inc.	1.5%
N-able, Inc.	1.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Future Security ETF to the State Street® SPDR® S&P Kensho Future Security ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR FITE

State Street® SPDR® S&P Kensho Intelligent Structures ETF

SIMS

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P Kensho Intelligent Structures ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P Kensho Intelligent Structures ETF	$56	0.48%

How did the Fund perform last year and what affected its performance?

North American equities experienced a volatile but generally positive reporting period. Early weakness was driven by geopolitical tensions, higher energy prices, and inflation concerns, which pressured large-cap growth stocks and contributed to a decline in the S&P 500. Energy-related sectors outperformed as oil prices surged, while Canadian equities benefited from strength in energy and commodity-oriented companies.

Market conditions improved significantly as Middle East tensions eased, oil prices declined, and investor confidence recovered. U.S. equities rebounded strongly, supported by resilient corporate earnings, improving sentiment, and continued enthusiasm for artificial intelligence (A.I.)-related investments. Technology and industrial companies led gains, reflecting strong demand for A.I. infrastructure and related capital spending. The S&P 500 advanced sharply and approached record highs by quarter-end. Canadian equities also posted positive returns, supported primarily by financial stocks. Overall, A.I.-driven growth, changes in energy prices, and shifting expectations for monetary policy were the primary drivers of Fund's performance during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SIMS	S&P 500 Index	S&P Kensho Intelligent Infrastructure Index
12/26/17	$10,000	$10,000	$10,000
12/31/17	$10,005	$9,978	$10,005
01/31/18	$10,326	$10,549	$10,310
02/28/18	$9,897	$10,160	$9,884
03/31/18	$9,787	$9,902	$9,779
04/30/18	$9,474	$9,940	$9,471
05/31/18	$9,702	$10,179	$9,704
06/30/18	$9,693	$10,242	$9,701
07/31/18	$10,152	$10,623	$10,164
08/31/18	$10,470	$10,969	$10,486
09/30/18	$10,319	$11,032	$10,339
10/31/18	$8,954	$10,278	$8,973
11/30/18	$9,170	$10,487	$9,194
12/31/18	$8,250	$9,540	$8,272
01/31/19	$9,230	$10,305	$9,259
02/28/19	$9,746	$10,635	$9,777
03/31/19	$9,388	$10,842	$9,420
04/30/19	$10,012	$11,281	$10,050
05/31/19	$9,370	$10,564	$9,405
06/30/19	$10,179	$11,309	$10,222
07/31/19	$10,127	$11,471	$10,172
08/31/19	$9,603	$11,290	$9,646
09/30/19	$10,091	$11,501	$10,137
10/31/19	$10,333	$11,750	$10,381
11/30/19	$10,717	$12,176	$10,765
12/31/19	$11,146	$12,544	$11,192
01/31/20	$10,809	$12,539	$10,856
02/29/20	$10,079	$11,507	$10,122
03/31/20	$7,930	$10,086	$7,959
04/30/20	$9,012	$11,378	$9,050
05/31/20	$9,534	$11,920	$9,573
06/30/20	$10,221	$12,157	$10,270
07/31/20	$10,756	$12,843	$10,807
08/31/20	$11,233	$13,766	$11,288
09/30/20	$11,073	$13,243	$11,126
10/31/20	$11,080	$12,891	$11,137
11/30/20	$13,256	$14,302	$13,330
12/31/20	$14,432	$14,852	$14,517
01/31/21	$14,755	$14,702	$14,839
02/28/21	$15,164	$15,107	$15,253
03/31/21	$15,571	$15,769	$15,659
04/30/21	$15,984	$16,610	$16,065
05/31/21	$16,231	$16,727	$16,308
06/30/21	$16,477	$17,117	$16,559
07/31/21	$15,980	$17,524	$16,060
08/31/21	$16,209	$18,056	$16,291
09/30/21	$15,078	$17,217	$15,154
10/31/21	$16,339	$18,423	$16,424
11/30/21	$15,856	$18,295	$15,940
12/31/21	$15,739	$19,115	$15,824
01/31/22	$13,870	$18,126	$13,941
02/28/22	$13,699	$17,583	$13,762
03/31/22	$14,157	$18,236	$14,217
04/30/22	$12,465	$16,646	$12,502
05/31/22	$12,588	$16,676	$12,615
06/30/22	$11,201	$15,300	$11,212
07/31/22	$12,987	$16,711	$12,996
08/31/22	$12,739	$16,029	$12,736
09/30/22	$11,264	$14,553	$11,248
10/31/22	$12,246	$15,731	$12,224
11/30/22	$12,549	$16,610	$12,523
12/31/22	$11,464	$15,653	$11,431
01/31/23	$12,890	$16,637	$12,847
02/28/23	$12,368	$16,231	$12,312
03/31/23	$12,211	$16,827	$12,143
04/30/23	$11,453	$17,089	$11,377
05/31/23	$11,626	$17,164	$11,535
06/30/23	$12,742	$18,298	$12,633
07/31/23	$13,523	$18,886	$13,406
08/31/23	$12,293	$18,585	$12,181
09/30/23	$11,328	$17,699	$11,218
10/31/23	$10,157	$17,327	$10,055
11/30/23	$11,416	$18,909	$11,302
12/31/23	$12,331	$19,768	$12,209
01/31/24	$11,353	$20,100	$11,238
02/29/24	$12,191	$21,173	$12,067
03/31/24	$12,378	$21,855	$12,246
04/30/24	$11,704	$20,962	$11,576
05/31/24	$12,488	$22,001	$12,349
06/30/24	$11,928	$22,791	$11,792
07/31/24	$12,937	$23,068	$12,790
08/31/24	$12,477	$23,628	$12,331
09/30/24	$12,408	$24,133	$12,261
10/31/24	$12,425	$23,914	$12,278
11/30/24	$13,413	$25,317	$13,255
12/31/24	$12,297	$24,714	$12,148
01/31/25	$12,294	$25,402	$12,148
02/28/25	$11,864	$25,071	$11,721
03/31/25	$11,155	$23,658	$11,018
04/30/25	$10,993	$23,498	$10,857
05/31/25	$12,005	$24,977	$11,857
06/30/25	$12,791	$26,247	$12,639
07/31/25	$13,623	$26,836	$13,466
08/31/25	$14,268	$27,380	$14,105
09/30/25	$15,482	$28,379	$15,310
10/31/25	$17,114	$29,044	$16,929
11/30/25	$15,752	$29,115	$15,582
12/31/25	$15,194	$29,133	$15,036
01/31/26	$15,990	$29,555	$15,829
02/28/26	$16,359	$29,331	$16,198
03/31/26	$15,278	$27,870	$15,127
04/30/26	$16,978	$30,794	$16,817
05/31/26	$16,886	$32,415	$16,719
06/30/26	$17,104	$32,107	$16,944

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception 12/26/17
SIMS	33.72%	0.75%	6.51%
S&P 500 Index	22.32%	13.41%	14.69%
S&P Kensho Intelligent Infrastructure Index	34.06%	0.46%	6.39%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$8,946,773
  Number of Portfolio Holdings55
  Portfolio Turnover Rate36%
  Total Advisory Fees Paid$39,599

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Electrical Equipment	17.5%
Electronic Equipment, Instruments & Components	11.5%
Machinery	11.0%
Building Products	8.2%
Semiconductors & Semiconductor Equipment	8.1%
Commercial Services & Supplies	5.2%
Software	3.9%
Oil, Gas & Consumable Fuels	3.8%
Chemicals	3.7%
Automobiles	2.7%

Top Ten Holdings

Table Summary
Holdings	%
FuelCell Energy, Inc.	3.2%
Bloom Energy Corp., Class A	3.2%
Generac Holdings, Inc.	3.0%
Badger Meter, Inc.	2.8%
Energy Recovery, Inc.	2.8%
Xylem, Inc.	2.7%
Tesla, Inc.	2.7%
Arlo Technologies, Inc.	2.7%
Itron, Inc.	2.7%
Select Water Solutions, Inc.	2.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Intelligent Structures ETF to the State Street® SPDR® S&P Kensho Intelligent Structures ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

On August 20, 2026, at the recommendation of the Adviser, the Board voted to close and liquidate the Fund. The Fund will create and redeem creation units through February 17, 2027, which is the last day the Funds’ shares will trade on its principal U.S. listing exchange. The Fund will then cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about February 23, 2027 (the “Liquidation Date”). On or about February 24, 2027, the Fund will distribute to its remaining shareholders, as of the Liquidation Date, a liquidating cash distribution equal to the current net asset value of their shares.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SIMS

State Street® SPDR® S&P Kensho New Economies Composite ETF

KOMP

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P Kensho New Economies Composite ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P Kensho New Economies Composite ETF	$23	0.20%

How did the Fund perform last year and what affected its performance?

North American equities experienced a volatile but generally positive reporting period. Early weakness was driven by geopolitical tensions, higher energy prices, and inflation concerns, which pressured large-cap growth stocks and contributed to a decline in the S&P 500. Energy-related sectors outperformed as oil prices surged, while Canadian equities benefited from strength in energy and commodity-oriented companies.

Market conditions improved significantly as Middle East tensions eased, oil prices declined, and investor confidence recovered. U.S. equities rebounded strongly, supported by resilient corporate earnings, improving sentiment, and continued enthusiasm for Artificial Intelligence (A.I.)-related investments. Technology and industrial companies led gains, reflecting strong demand for A.I. infrastructure and related capital spending. The S&P 500 advanced sharply and approached record highs by quarter-end. Canadian equities also posted positive returns, supported primarily by financial stocks. Overall, A.I.-driven growth, changes in energy prices, and shifting expectations for monetary policy were the primary drivers of Fund's market performance during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	KOMP	S&P 500 Index	S&P Kensho New Economies Composite Index
10/22/18	$10,000	$10,000	$10,000
10/31/18	$9,653	$9,842	$9,653
11/30/18	$9,877	$10,042	$9,879
12/31/18	$8,831	$9,135	$8,831
01/31/19	$9,900	$9,868	$9,903
02/28/19	$10,546	$10,184	$10,553
03/31/19	$10,422	$10,382	$10,431
04/30/19	$10,855	$10,803	$10,867
05/31/19	$10,182	$10,116	$10,196
06/30/19	$11,071	$10,829	$11,093
07/31/19	$11,317	$10,985	$11,342
08/31/19	$11,029	$10,811	$11,055
09/30/19	$11,028	$11,013	$11,057
10/31/19	$11,225	$11,252	$11,256
11/30/19	$11,688	$11,660	$11,720
12/31/19	$12,089	$12,012	$12,124
01/31/20	$12,195	$12,007	$12,227
02/29/20	$11,468	$11,019	$11,497
03/31/20	$9,511	$9,658	$9,531
04/30/20	$10,925	$10,896	$10,945
05/31/20	$11,747	$11,415	$11,773
06/30/20	$12,521	$11,642	$12,553
07/31/20	$13,394	$12,298	$13,428
08/31/20	$14,582	$13,182	$14,621
09/30/20	$14,401	$12,681	$14,438
10/31/20	$14,552	$12,344	$14,590
11/30/20	$17,765	$13,695	$17,814
12/31/20	$19,460	$14,222	$19,524
01/31/21	$21,788	$14,078	$21,848
02/28/21	$22,700	$14,467	$22,764
03/31/21	$22,923	$15,100	$22,978
04/30/21	$22,530	$15,906	$22,574
05/31/21	$22,165	$16,017	$22,199
06/30/21	$22,698	$16,391	$22,740
07/31/21	$21,625	$16,780	$21,658
08/31/21	$22,028	$17,291	$22,057
09/30/21	$20,704	$16,486	$20,724
10/31/21	$22,041	$17,642	$22,059
11/30/21	$20,888	$17,519	$20,892
12/31/21	$20,181	$18,304	$20,185
01/31/22	$17,797	$17,357	$17,805
02/28/22	$17,646	$16,838	$17,652
03/31/22	$17,815	$17,463	$17,822
04/30/22	$15,521	$15,940	$15,520
05/31/22	$15,440	$15,969	$15,435
06/30/22	$13,969	$14,651	$13,961
07/31/22	$15,441	$16,002	$15,423
08/31/22	$15,017	$15,349	$14,993
09/30/22	$13,347	$13,936	$13,317
10/31/22	$14,390	$15,064	$14,358
11/30/22	$14,702	$15,906	$14,666
12/31/22	$13,688	$14,989	$13,649
01/31/23	$15,375	$15,931	$15,329
02/28/23	$14,831	$15,543	$14,779
03/31/23	$14,870	$16,113	$14,813
04/30/23	$14,236	$16,365	$14,177
05/31/23	$14,320	$16,436	$14,256
06/30/23	$15,563	$17,522	$15,493
07/31/23	$16,605	$18,085	$16,526
08/31/23	$15,048	$17,797	$14,970
09/30/23	$13,873	$16,948	$13,795
10/31/23	$12,944	$16,592	$12,868
11/30/23	$14,633	$18,107	$14,537
12/31/23	$16,455	$18,930	$16,351
01/31/24	$15,381	$19,248	$15,281
02/29/24	$16,345	$20,276	$16,236
03/31/24	$16,947	$20,928	$16,831
04/30/24	$15,753	$20,073	$15,630
05/31/24	$16,516	$21,068	$16,386
06/30/24	$16,294	$21,824	$16,164
07/31/24	$17,243	$22,090	$17,098
08/31/24	$17,123	$22,626	$16,977
09/30/24	$17,484	$23,109	$17,335
10/31/24	$17,420	$22,900	$17,271
11/30/24	$19,333	$24,244	$19,171
12/31/24	$18,072	$23,666	$17,921
01/31/25	$18,995	$24,325	$18,838
02/28/25	$17,966	$24,008	$17,817
03/31/25	$16,595	$22,655	$16,455
04/30/25	$16,629	$22,501	$16,487
05/31/25	$17,919	$23,918	$17,768
06/30/25	$19,451	$25,134	$19,296
07/31/25	$19,957	$25,698	$19,796
08/31/25	$20,871	$26,219	$20,704
09/30/25	$22,290	$27,176	$22,110
10/31/25	$23,082	$27,812	$22,897
11/30/25	$22,002	$27,880	$21,825
12/31/25	$21,629	$27,897	$21,469
01/31/26	$22,865	$28,302	$22,700
02/28/26	$22,580	$28,087	$22,416
03/31/26	$21,234	$26,688	$21,080
04/30/26	$23,937	$29,488	$23,766
05/31/26	$26,952	$31,041	$26,757
06/30/26	$26,011	$30,745	$25,832

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception 10/22/18
KOMP	33.72%	2.76%	13.24%
S&P 500 Index	22.32%	13.41%	15.73%
S&P Kensho New Economies Composite Index	33.88%	2.58%	13.14%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$2,847,670,601
  Number of Portfolio Holdings506
  Portfolio Turnover Rate49%
  Total Advisory Fees Paid$5,083,697

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	12.5%
Software	12.2%
Aerospace & Defense	10.7%
Electronic Equipment, Instruments & Components	8.2%
Electrical Equipment	6.9%
Machinery	6.8%
Biotechnology	5.0%
Automobiles	3.0%
Life Sciences Tools & Services	2.8%
Health Care Equipment & Supplies	2.8%

Top Ten Holdings

Table Summary
Holdings	%
Ouster, Inc.	1.3%
3D Systems Corp.	1.1%
Himax Technologies, Inc., ADR	1.1%
Ambarella, Inc.	1.0%
Twist Bioscience Corp.	1.0%
Bruker Corp.	1.0%
Elbit Systems Ltd.	0.9%
AeroVironment, Inc.	0.9%
KLA Corp.	0.8%
Stratasys Ltd.	0.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho New Economies Composite ETF to the State Street® SPDR® S&P Kensho New Economies Composite ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR KOMP

State Street® SPDR® S&P Kensho Smart Mobility ETF

HAIL

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P Kensho Smart Mobility ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P Kensho Smart Mobility ETF	$54	0.46%

How did the Fund perform last year and what affected its performance?

The smart mobility industry continued to benefit from increased adoption of A.I.-powered traffic management systems, connected mobility platforms, and cloud-based intelligent transportation infrastructure, as governments and operators focused on improving network efficiency, safety, and resilience. Advances in autonomous vehicle deployment and real-time data analytics further accelerated the shift toward more integrated and sustainable mobility ecosystems. Cybersecurity, funding, and infrastructure modernization remain key areas of focus.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	HAIL	S&P 500 Index	S&P Kensho Smart Transportation Index
12/26/17	$10,000	$10,000	$10,000
12/31/17	$9,943	$9,978	$9,944
01/31/18	$10,664	$10,549	$10,669
02/28/18	$10,187	$10,160	$10,196
03/31/18	$9,871	$9,902	$9,882
04/30/18	$9,836	$9,940	$9,851
05/31/18	$10,061	$10,179	$10,080
06/30/18	$9,942	$10,242	$9,962
07/31/18	$10,135	$10,623	$10,159
08/31/18	$10,282	$10,969	$10,312
09/30/18	$10,161	$11,032	$10,193
10/31/18	$9,117	$10,278	$9,148
11/30/18	$9,119	$10,487	$9,153
12/31/18	$8,000	$9,540	$8,034
01/31/19	$9,258	$10,305	$9,300
02/28/19	$9,724	$10,635	$9,770
03/31/19	$9,360	$10,842	$9,406
04/30/19	$9,922	$11,281	$9,972
05/31/19	$8,633	$10,564	$8,673
06/30/19	$9,623	$11,309	$9,669
07/31/19	$9,638	$11,471	$9,687
08/31/19	$8,736	$11,290	$8,781
09/30/19	$9,079	$11,501	$9,128
10/31/19	$9,400	$11,750	$9,449
11/30/19	$9,998	$12,176	$10,043
12/31/19	$10,427	$12,544	$10,460
01/31/20	$10,357	$12,539	$10,377
02/29/20	$9,760	$11,507	$9,767
03/31/20	$7,261	$10,086	$7,259
04/30/20	$8,705	$11,378	$8,698
05/31/20	$9,326	$11,920	$9,310
06/30/20	$11,016	$12,157	$10,997
07/31/20	$11,435	$12,843	$11,413
08/31/20	$13,216	$13,766	$13,195
09/30/20	$13,076	$13,243	$13,049
10/31/20	$13,486	$12,891	$13,462
11/30/20	$17,744	$14,302	$17,714
12/31/20	$19,153	$14,852	$19,126
01/31/21	$21,557	$14,702	$21,505
02/28/21	$21,573	$15,107	$21,510
03/31/21	$21,392	$15,769	$21,301
04/30/21	$21,228	$16,610	$21,125
05/31/21	$21,657	$16,727	$21,537
06/30/21	$21,830	$17,117	$21,712
07/31/21	$20,459	$17,524	$20,330
08/31/21	$19,906	$18,056	$19,768
09/30/21	$19,308	$17,217	$19,174
10/31/21	$20,747	$18,423	$20,606
11/30/21	$20,763	$18,295	$20,621
12/31/21	$19,557	$19,115	$19,424
01/31/22	$16,919	$18,126	$16,805
02/28/22	$16,745	$17,583	$16,629
03/31/22	$16,609	$18,236	$16,490
04/30/22	$14,274	$16,646	$14,163
05/31/22	$14,267	$16,676	$14,145
06/30/22	$12,246	$15,300	$12,130
07/31/22	$14,056	$16,711	$13,853
08/31/22	$13,353	$16,029	$13,155
09/30/22	$11,303	$14,553	$11,128
10/31/22	$11,965	$15,731	$11,777
11/30/22	$12,313	$16,610	$12,110
12/31/22	$10,638	$15,653	$10,444
01/31/23	$12,844	$16,637	$12,608
02/28/23	$12,317	$16,231	$12,076
03/31/23	$11,514	$16,827	$11,277
04/30/23	$10,411	$17,089	$10,187
05/31/23	$10,675	$17,164	$10,427
06/30/23	$12,159	$18,298	$11,865
07/31/23	$14,083	$18,886	$13,705
08/31/23	$11,849	$18,585	$11,490
09/30/23	$11,336	$17,699	$10,980
10/31/23	$9,553	$17,327	$9,241
11/30/23	$10,384	$18,909	$10,033
12/31/23	$11,656	$19,768	$11,262
01/31/24	$10,260	$20,100	$9,905
02/29/24	$10,849	$21,173	$10,466
03/31/24	$11,131	$21,855	$10,683
04/30/24	$10,151	$20,962	$9,682
05/31/24	$10,957	$22,001	$10,426
06/30/24	$10,408	$22,791	$9,884
07/31/24	$10,883	$23,068	$10,269
08/31/24	$10,465	$23,628	$9,856
09/30/24	$10,839	$24,133	$10,195
10/31/24	$10,017	$23,914	$9,404
11/30/24	$10,936	$25,317	$10,257
12/31/24	$10,832	$24,714	$10,146
01/31/25	$10,780	$25,402	$10,081
02/28/25	$10,627	$25,071	$9,932
03/31/25	$9,868	$23,658	$9,215
04/30/25	$9,693	$23,498	$9,048
05/31/25	$10,583	$24,977	$9,856
06/30/25	$11,648	$26,247	$10,851
07/31/25	$11,897	$26,836	$11,085
08/31/25	$12,796	$27,380	$11,922
09/30/25	$13,658	$28,379	$12,719
10/31/25	$14,104	$29,044	$13,113
11/30/25	$13,024	$29,115	$12,103
12/31/25	$12,951	$29,133	$12,032
01/31/26	$13,506	$29,555	$12,550
02/28/26	$13,483	$29,331	$12,527
03/31/26	$12,649	$27,870	$11,746
04/30/26	$14,616	$30,794	$13,570
05/31/26	$16,952	$32,415	$15,732
06/30/26	$15,594	$32,107	$14,460

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception 12/26/17
HAIL	33.88%	(6.51%)	5.36%
S&P 500 Index	22.32%	13.41%	14.69%
S&P Kensho Smart Transportation Index	33.25%	(7.81%)	4.43%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$22,360,532
  Number of Portfolio Holdings89
  Portfolio Turnover Rate48%
  Total Advisory Fees Paid$95,614

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Auto Components	16.4%
Automobiles	15.8%
Semiconductors & Semiconductor Equipment	14.6%
Software	8.3%
Machinery	8.2%
Electrical Equipment	6.7%
Aerospace & Defense	6.5%
Electronic Equipment, Instruments & Components	6.3%
Ground Transportation	5.1%
Communications Equipment	2.9%

Top Ten Holdings

Table Summary
Holdings	%
Allegro MicroSystems, Inc.	2.1%
Lucid Group, Inc.	2.0%
Ambarella, Inc.	1.9%
Aeva Technologies, Inc.	1.7%
Via Transportation, Inc., Class A	1.7%
Rivian Automotive, Inc., Class A	1.6%
Aspen Aerogels, Inc.	1.6%
indie Semiconductor, Inc., Class A	1.6%
Cummins, Inc.	1.6%
Aurora Innovation, Inc.	1.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Smart Mobility ETF to the State Street® SPDR® S&P Kensho Smart Mobility ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

On August 20, 2026, at the recommendation of the Adviser, the Board voted to close and liquidate the Fund. The Fund will create and redeem creation units through February 17, 2027, which is the last day the Funds’ shares will trade on its principal U.S. listing exchange. The Fund will then cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about February 23, 2027 (the “Liquidation Date”). On or about February 24, 2027, the Fund will distribute to its remaining shareholders, as of the Liquidation Date, a liquidating cash distribution equal to the current net asset value of their shares.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR HAIL

State Street® SPDR® S&P® Oil & Gas Exploration & Production ETF

XOP

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P® Oil & Gas Exploration & Production ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Oil & Gas Exploration & Production ETF	$39	0.35%

How did the Fund perform last year and what affected its performance?

Over the reporting period, the U.S. energy sector experienced a dramatic reversal. In Q3 2025, energy lagged as oversupply concerns, rising OPEC+ production, and weak demand kept oil prices under pressure. In Q4 2025, weakness persisted as the energy sector fell another 6.2% and WTI crude declined more than 5.7%, weighed down by rising non-OPEC supply, weak global demand, and inconsistent OPEC+ production discipline. Conditions changed sharply in Q1 2026. Escalating Middle East tensions and disruptions in the Strait of Hormuz triggered a major oil supply shock, causing WTI crude to post its strongest quarterly gain since 2020 and driving the Bloomberg Energy Sub Index up 60%. Energy became the best-performing commodity sector, while energy stocks led S&P 500 sector returns with a gain of 38.25%. The primary drivers across the year were swings in oil supply expectations, geopolitical risk, and inflation. Higher energy prices also contributed to inflation concerns, U.S. Federal Reserve policy uncertainty, and a rotation into value and energy stocks. The strongest contributors to the performance were Valero Energy, PBF Energy, and APA Corp. The weakest contributors were Sable Offshore, Comstock Resources, and Northern Oil and Gas.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XOP	S&P 500 Index	S&P Oil & Gas Exploration & Production Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$9,843	$10,369	$9,845
08/31/16	$10,572	$10,383	$10,578
09/30/16	$11,077	$10,385	$11,087
10/31/16	$10,195	$10,196	$10,206
11/30/16	$12,064	$10,573	$12,085
12/31/16	$11,956	$10,782	$11,981
01/31/17	$11,559	$10,987	$11,587
02/28/17	$10,923	$11,423	$10,951
03/31/17	$10,825	$11,436	$10,855
04/30/17	$10,116	$11,554	$10,146
05/31/17	$9,424	$11,716	$9,453
06/30/17	$9,247	$11,790	$9,276
07/31/17	$9,428	$12,032	$9,459
08/31/17	$8,746	$12,069	$8,777
09/30/17	$9,905	$12,318	$9,944
10/31/17	$9,954	$12,605	$9,996
11/30/17	$10,373	$12,992	$10,420
12/31/17	$10,840	$13,136	$10,894
01/31/18	$10,731	$13,888	$10,786
02/28/18	$9,620	$13,377	$9,671
03/31/18	$10,271	$13,037	$10,330
04/30/18	$11,472	$13,087	$11,541
05/31/18	$12,306	$13,402	$12,383
06/30/18	$12,567	$13,484	$12,648
07/31/18	$12,551	$13,986	$12,636
08/31/18	$12,363	$14,442	$12,450
09/30/18	$12,659	$14,524	$12,752
10/31/18	$10,557	$13,531	$10,640
11/30/18	$9,580	$13,807	$9,656
12/31/18	$7,779	$12,560	$7,842
01/31/19	$8,951	$13,567	$9,026
02/28/19	$8,725	$14,003	$8,800
03/31/19	$9,028	$14,275	$9,106
04/30/19	$9,085	$14,853	$9,165
05/31/19	$7,528	$13,909	$7,594
06/30/19	$8,028	$14,889	$8,102
07/31/19	$7,387	$15,103	$7,456
08/31/19	$6,357	$14,864	$6,416
09/30/19	$6,606	$15,142	$6,669
10/31/19	$6,247	$15,470	$6,306
11/30/19	$6,017	$16,031	$6,074
12/31/19	$7,054	$16,515	$7,124
01/31/20	$5,687	$16,509	$5,744
02/29/20	$4,578	$15,150	$4,622
03/31/20	$2,471	$13,279	$2,490
04/30/20	$4,092	$14,981	$4,125
05/31/20	$3,890	$15,694	$3,921
06/30/20	$3,945	$16,006	$3,977
07/31/20	$3,881	$16,909	$3,910
08/31/20	$3,883	$18,124	$3,914
09/30/20	$3,206	$17,436	$3,230
10/31/20	$3,095	$16,972	$3,119
11/30/20	$4,116	$18,830	$4,150
12/31/20	$4,479	$19,554	$4,518
01/31/21	$4,923	$19,356	$4,969
02/28/21	$6,164	$19,890	$6,224
03/31/21	$6,252	$20,761	$6,314
04/30/21	$6,176	$21,869	$6,239
05/31/21	$6,852	$22,022	$6,925
06/30/21	$7,469	$22,536	$7,554
07/31/21	$6,389	$23,071	$6,463
08/31/21	$6,385	$23,773	$6,462
09/30/21	$7,494	$22,667	$7,591
10/31/21	$8,239	$24,255	$8,347
11/30/21	$7,548	$24,087	$7,649
12/31/21	$7,469	$25,167	$7,572
01/31/22	$8,302	$23,864	$8,418
02/28/22	$9,114	$23,150	$9,244
03/31/22	$10,520	$24,009	$10,678
04/30/22	$10,302	$21,916	$10,460
05/31/22	$12,091	$21,956	$12,281
06/30/22	$9,395	$20,144	$9,538
07/31/22	$10,783	$22,001	$10,951
08/31/22	$11,392	$21,104	$11,573
09/30/22	$9,903	$19,160	$10,054
10/31/22	$12,010	$20,711	$12,196
11/30/22	$12,078	$21,869	$12,267
12/31/22	$10,865	$20,609	$11,034
01/31/23	$11,272	$21,904	$11,451
02/28/23	$10,628	$21,369	$10,799
03/31/23	$10,284	$22,154	$10,451
04/30/23	$10,247	$22,500	$10,416
05/31/23	$9,517	$22,598	$9,677
06/30/23	$10,450	$24,091	$10,626
07/31/23	$11,608	$24,865	$11,807
08/31/23	$12,066	$24,469	$12,278
09/30/23	$12,061	$23,302	$12,272
10/31/23	$11,846	$22,812	$12,057
11/30/23	$11,257	$24,895	$11,460
12/31/23	$11,250	$26,026	$11,458
01/31/24	$10,926	$26,464	$11,131
02/29/24	$11,539	$27,877	$11,758
03/31/24	$12,808	$28,774	$13,057
04/30/24	$12,503	$27,599	$12,749
05/31/24	$12,566	$28,967	$12,817
06/30/24	$12,095	$30,006	$12,338
07/31/24	$12,150	$30,372	$12,397
08/31/24	$11,583	$31,108	$11,822
09/30/24	$10,993	$31,773	$11,219
10/31/24	$10,927	$31,485	$11,156
11/30/24	$12,159	$33,333	$12,417
12/31/24	$11,136	$32,538	$11,377
01/31/25	$11,287	$33,444	$11,535
02/28/25	$11,019	$33,008	$11,262
03/31/25	$11,142	$31,148	$11,392
04/30/25	$9,373	$30,937	$9,585
05/31/25	$10,117	$32,884	$10,350
06/30/25	$10,706	$34,556	$10,953
07/31/25	$10,912	$35,332	$11,166
08/31/25	$11,320	$36,048	$11,587
09/30/25	$11,322	$37,364	$11,596
10/31/25	$10,864	$38,239	$11,131
11/30/25	$11,484	$38,333	$11,771
12/31/25	$10,897	$38,356	$11,159
01/31/26	$12,097	$38,912	$12,390
02/28/26	$13,265	$38,616	$13,590
03/31/26	$15,749	$36,694	$16,144
04/30/26	$15,441	$40,544	$15,833
05/31/26	$14,205	$42,678	$14,568
06/30/26	$13,424	$42,271	$13,771

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
XOP	25.39%	12.44%	2.99%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Oil & Gas Exploration & Production Select Industry Index	25.73%	12.76%	3.25%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$2,991,611,394
  Number of Portfolio Holdings54
  Portfolio Turnover Rate42%
  Total Advisory Fees Paid$8,344,626

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Oil, Gas & Consumable Fuels	99.8%

Top Ten Holdings

Table Summary
Holdings	%
Texas Pacific Land Corp.	3.2%
PBF Energy, Inc., Class A	2.9%
Delek U.S. Holdings, Inc.	2.8%
Expand Energy Corp.	2.8%
CNX Resources Corp.	2.8%
EQT Corp.	2.7%
Valero Energy Corp.	2.7%
Antero Resources Corp.	2.7%
HF Sinclair Corp.	2.7%
Par Pacific Holdings, Inc.	2.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Oil & Gas Exploration & Production ETF to the State Street® SPDR® S&P® Oil & Gas Exploration & Production ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XOP

State Street® SPDR® S&P® Regional Banking ETF

KRE

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P® Regional Banking ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Regional Banking ETF	$40	0.35%

How did the Fund perform last year and what affected its performance?

U.S. equities posted solid gains over the period, supported by generally favorable investor sentiment, resilient economic conditions, and continued confidence in corporate earnings growth. Market performance was not without volatility, but stocks ultimately trended higher as investors remained focused on long-term growth opportunities. Regional bank stocks generally benefited from improving expectations for economic growth, a more favorable interest-rate outlook, and easing concerns about bank balance-sheet stress, which boosted investor confidence in the industry.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	KRE	S&P 500 Index	S&P Regional Banks Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,433	$10,369	$10,437
08/31/16	$11,184	$10,383	$11,194
09/30/16	$11,033	$10,385	$11,045
10/31/16	$11,432	$10,196	$11,449
11/30/16	$13,682	$10,573	$13,713
12/31/16	$14,564	$10,782	$14,605
01/31/17	$14,523	$10,987	$14,568
02/28/17	$15,063	$11,423	$15,115
03/31/17	$14,366	$11,436	$14,417
04/30/17	$14,210	$11,554	$14,264
05/31/17	$13,653	$11,716	$13,708
06/30/17	$14,519	$11,790	$14,583
07/31/17	$14,394	$12,032	$14,462
08/31/17	$13,747	$12,069	$13,815
09/30/17	$15,039	$12,318	$15,123
10/31/17	$15,124	$12,605	$15,213
11/30/17	$15,737	$12,992	$15,835
12/31/17	$15,663	$13,136	$15,766
01/31/18	$16,581	$13,888	$16,697
02/28/18	$16,369	$13,377	$16,488
03/31/18	$16,132	$13,037	$16,254
04/30/18	$16,470	$13,087	$16,601
05/31/18	$16,859	$13,402	$16,998
06/30/18	$16,342	$13,484	$16,482
07/31/18	$16,484	$13,986	$16,630
08/31/18	$16,926	$14,442	$17,082
09/30/18	$15,990	$14,524	$16,138
10/31/18	$14,532	$13,531	$14,667
11/30/18	$15,024	$13,807	$15,168
12/31/18	$12,688	$12,560	$12,807
01/31/19	$14,368	$13,567	$14,508
02/28/19	$15,360	$14,003	$15,517
03/31/19	$13,985	$14,275	$14,125
04/30/19	$15,206	$14,853	$15,364
05/31/19	$13,684	$13,909	$13,828
06/30/19	$14,683	$14,889	$14,844
07/31/19	$15,133	$15,103	$15,304
08/31/19	$13,760	$14,864	$13,902
09/30/19	$14,603	$15,142	$14,762
10/31/19	$14,864	$15,470	$15,030
11/30/19	$15,521	$16,031	$15,701
12/31/19	$16,170	$16,515	$16,347
01/31/20	$15,053	$16,509	$15,220
02/29/20	$13,170	$15,150	$13,316
03/31/20	$9,142	$13,279	$9,252
04/30/20	$10,686	$14,981	$10,817
05/31/20	$10,695	$15,694	$10,829
06/30/20	$10,871	$16,006	$11,008
07/31/20	$10,626	$16,909	$10,762
08/31/20	$10,930	$18,124	$11,075
09/30/20	$10,212	$17,436	$10,339
10/31/20	$11,772	$16,972	$11,924
11/30/20	$13,617	$18,830	$13,802
12/31/20	$14,971	$19,554	$15,187
01/31/21	$15,667	$19,356	$15,894
02/28/21	$18,531	$19,890	$18,814
03/31/21	$19,197	$20,761	$19,498
04/30/21	$19,808	$21,869	$20,125
05/31/21	$20,466	$22,022	$20,800
06/30/21	$19,066	$22,536	$19,387
07/31/21	$18,197	$23,071	$18,509
08/31/21	$19,178	$23,773	$19,516
09/30/21	$19,805	$22,667	$20,161
10/31/21	$20,758	$24,255	$21,138
11/30/21	$20,432	$24,087	$20,811
12/31/21	$20,849	$25,167	$21,247
01/31/22	$21,052	$23,864	$21,465
02/28/22	$21,856	$23,150	$22,292
03/31/22	$20,369	$24,009	$20,777
04/30/22	$18,290	$21,916	$18,661
05/31/22	$19,012	$21,956	$19,404
06/30/22	$17,279	$20,144	$17,641
07/31/22	$18,971	$22,001	$19,378
08/31/22	$18,614	$21,104	$19,019
09/30/22	$17,607	$19,160	$17,991
10/31/22	$19,134	$20,711	$19,560
11/30/22	$19,314	$21,869	$19,750
12/31/22	$17,709	$20,609	$18,112
01/31/23	$18,713	$21,904	$19,144
02/28/23	$18,545	$21,369	$18,975
03/31/23	$13,332	$22,154	$13,632
04/30/23	$12,965	$22,500	$13,260
05/31/23	$11,817	$22,598	$12,087
06/30/23	$12,532	$24,091	$12,817
07/31/23	$14,952	$24,865	$15,301
08/31/23	$13,678	$24,469	$13,998
09/30/23	$12,934	$23,302	$13,232
10/31/23	$12,293	$22,812	$12,573
11/30/23	$13,961	$24,895	$14,290
12/31/23	$16,367	$26,026	$16,766
01/31/24	$15,518	$26,464	$15,899
02/29/24	$15,057	$27,877	$15,430
03/31/24	$15,829	$28,774	$16,235
04/30/24	$14,796	$27,599	$15,176
05/31/24	$15,372	$28,967	$15,773
06/30/24	$15,578	$30,006	$15,992
07/31/24	$18,474	$30,372	$18,977
08/31/24	$18,351	$31,108	$18,856
09/30/24	$18,082	$31,773	$18,583
10/31/24	$18,832	$31,485	$19,358
11/30/24	$21,620	$33,333	$22,235
12/31/24	$19,416	$32,538	$19,970
01/31/25	$20,642	$33,444	$21,238
02/28/25	$19,960	$33,008	$20,541
03/31/25	$18,399	$31,148	$18,940
04/30/25	$17,532	$30,937	$18,053
05/31/25	$18,414	$32,884	$18,967
06/30/25	$19,374	$34,556	$19,970
07/31/25	$19,579	$35,332	$20,186
08/31/25	$21,349	$36,048	$22,022
09/30/25	$20,761	$37,364	$21,418
10/31/25	$19,669	$38,239	$20,297
11/30/25	$20,650	$38,333	$21,314
12/31/25	$21,398	$38,356	$22,094
01/31/26	$22,719	$38,912	$23,465
02/28/26	$22,036	$38,616	$22,764
03/31/26	$21,609	$36,694	$22,333
04/30/26	$23,195	$40,544	$23,982
05/31/26	$23,096	$42,678	$23,887
06/30/26	$24,974	$42,271	$25,847

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
KRE	28.90%	5.55%	9.58%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Regional Banks Select Industry Index	29.43%	5.92%	9.96%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$5,069,422,019
  Number of Portfolio Holdings163
  Portfolio Turnover Rate43%
  Total Advisory Fees Paid$13,527,893

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Banks	99.8%

Top Ten Holdings

Table Summary
Holdings	%
Pinnacle Financial Partners, Inc.	1.4%
UMB Financial Corp.	1.4%
Atlantic Union Bankshares Corp.	1.4%
Citizens Financial Group, Inc.	1.4%
Glacier Bancorp, Inc.	1.4%
Associated Banc-Corp.	1.4%
Cullen/Frost Bankers, Inc.	1.4%
Fulton Financial Corp.	1.3%
First Interstate BancSystem, Inc., Class A	1.3%
Webster Financial Corp.	1.3%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Regional Banking ETF to the State Street® SPDR® S&P® Regional Banking ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR KRE

State Street® SPDR® Portfolio Nasdaq 100 ETF

QNDX

Annual Shareholder Report

June 30, 2026

Principal Listing Exchange: The Nasdaq Stock Market

This annual shareholder report contains important information about the State Street® SPDR® Portfolio Nasdaq 100 ETF (the "Fund") for the period of June 23, 2026 (commencement of operations) through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Nasdaq 100 ETF	$0	0.10%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Performance information is not provided since the Fund has less than six months of operations.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$32,417,872
  Number of Portfolio Holdings103
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$201

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	36.7%
Software	11.4%
Technology Hardware, Storage & Peripherals	10.0%
Interactive Media & Services	8.9%
Broadline Retail	4.6%
Consumer Staples Distribution & Retail	4.2%
Automobiles	3.3%
Biotechnology	2.5%
Communications Equipment	2.3%
Hotels, Restaurants & Leisure	2.1%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Micron Technology, Inc.	5.6%
Microsoft Corp.	4.3%
Advanced Micro Devices, Inc.	4.1%
Amazon.com, Inc.	4.0%
Tesla, Inc.	3.3%
Alphabet, Inc., Class A	3.3%
Intel Corp.	3.0%
Alphabet, Inc., Class C	3.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR QNDX

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has six Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, Kristi Rowsell, James Ross, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees.

For the fiscal years ending June 30, 2026 and June 30, 2025, the aggregate audit fees billed for professional services rendered by the principal accountant, Ernst & Young LLP (“EY”), were $1,144,091 and $1,485,013, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b)	Audit-Related Fees.

For the fiscal years ending June 30, 2026 and June 30, 2025, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees.

For the fiscal year ended June 30, 2026, the aggregate tax fees billed for professional services rendered by EY for tax preparation and tax compliance services were $894,240. For the fiscal year ended June 30, 2025, the aggregate tax fees billed for professional services rendered by EY for the review of tax compliance and year-end distribution requirements were $216,969.

(d)	All Other Fees.

For the fiscal years ended June 30, 2026 and June 30, 2025, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended June 30, 2026 and June 30, 2025, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,313,227 and $9,441,842, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a)

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b)

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2)	Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2026 (in millions)		FY 2025 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$24.6		$18.5
Tax Fees	$3.7		$3.3
All Other Fees	$16.4		$15.8

(1)	Information is for the calendar years 2026 and 2025, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s Audit Committee are Dwight Churchill, Carolyn Clancy, Clare Richer, Kristi Rowsell, James Ross, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a) A Schedule of Investments for each applicable series of the registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
June 30, 2026
SPDR ® Series Trust - Equity Funds
State Street SPDR Russell 1000 Low Volatility Focus ETF (formerly SPDR Russell 1000 Low Volatility Focus ETF)
State Street SPDR Russell 1000 Momentum Focus ETF (formerly SPDR Russell 1000 Momentum Focus ETF)
State Street SPDR Russell 1000 Yield Focus ETF (formerly SPDR Russell 1000 Yield Focus ETF)
State Street SPDR S&P 400 Mid Cap Growth ETF (formerly SPDR S&P 400 Mid Cap Growth ETF)
State Street SPDR S&P 400 Mid Cap Value ETF (formerly SPDR S&P 400 Mid Cap Value ETF)
State Street SPDR S&P 500 ESG ETF (formerly SPDR S&P 500 ESG ETF)
State Street SPDR S&P 600 Small Cap Growth ETF (formerly SPDR S&P 600 Small Cap Growth ETF)
State Street SPDR S&P 600 Small Cap Value ETF (formerly SPDR S&P 600 Small Cap Value ETF)
State Street SPDR S&P 1500 Momentum Tilt ETF (formerly SPDR S&P 1500 Momentum Tilt ETF)
State Street SPDR S&P 1500 Value Tilt ETF (formerly SPDR S&P 1500 Value Tilt ETF)
State Street SPDR S&P Kensho Clean Power ETF (formerly SPDR S&P Kensho Clean Power ETF)
State Street SPDR S&P Kensho Final Frontiers ETF (formerly SPDR S&P Kensho Final Frontiers ETF)
State Street SPDR S&P Kensho Future Security ETF (formerly SPDR S&P Kensho Future Security ETF)
State Street SPDR S&P Kensho Intelligent Structures ETF (formerly SPDR S&P Kensho Intelligent Structures ETF)
State Street SPDR S&P Kensho New Economies Composite ETF (formerly SPDR S&P Kensho New Economies Composite ETF)
State Street SPDR S&P Kensho Smart Mobility ETF (formerly SPDR S&P Kensho Smart Mobility ETF)
State Street SPDR US Large Cap Low Volatility Index ETF (formerly SPDR SSGA US Large Cap Low Volatility Index ETF)
State Street SPDR US Small Cap Low Volatility Index ETF (formerly SPDR SSGA US Small Cap Low Volatility Index ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

[This Page Intentionally Left Blank]

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.6%
Curtiss-Wright Corp.	839	$635,761
General Dynamics Corp.	4,914	1,740,735
Hexcel Corp.	2,179	218,031
Huntington Ingalls Industries, Inc.	3,255	911,042
StandardAero, Inc. (a)	9,399	281,124
Textron, Inc.	12,704	1,165,338
Woodward, Inc.	1,318	560,730
		5,512,761
AIR FREIGHT & LOGISTICS — 0.8%
CH Robinson Worldwide, Inc.	5,146	969,198
Expeditors International of Washington, Inc.	10,318	1,681,628
GXO Logistics, Inc. (a)	3,005	152,353
		2,803,179
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	4,136	215,899
Southwest Airlines Co.	10,627	546,441
		762,340
AUTO COMPONENTS — 0.6%
Aptiv PLC (a)	5,250	322,245
BorgWarner, Inc.	10,252	680,733
Gentex Corp.	21,576	545,225
Lear Corp.	3,018	404,593
		1,952,796
AUTOMOBILES — 0.1%
Thor Industries, Inc.	2,462	185,044
BANKS — 0.4%
Bank OZK	3,076	160,229
BOK Financial Corp.	428	59,441
Central BanCo, Inc.	595	18,076
Commerce Bancshares, Inc.	4,835	279,221
First Hawaiian, Inc.	2,952	86,494
FNB Corp.	8,883	169,488
Popular, Inc.	1,341	220,165
Prosperity Bancshares, Inc.	2,964	216,461
Wintrust Financial Corp.	1,263	202,989
		1,412,564
BEVERAGES — 1.0%
Brown-Forman Corp. Class A (b)	2,141	58,578
Brown-Forman Corp. Class B	6,918	184,364
Coca-Cola Consolidated, Inc.	3,614	689,985
Constellation Brands, Inc. Class A	6,086	846,502
Keurig Dr. Pepper, Inc.	28,045	917,913
Molson Coors Beverage Co. Class B	15,025	585,374
Primo Brands Corp.	10,827	264,612
		3,547,328
BIOTECHNOLOGY — 2.2%
Biogen, Inc. (a)	3,317	716,671
BioMarin Pharmaceutical, Inc. (a)	13,792	789,178
Security Description	Shares	Value
Exelixis, Inc. (a)	16,988	$924,317
Halozyme Therapeutics, Inc. (a)	3,179	248,820
Incyte Corp. (a)	13,529	1,533,648
Neurocrine Biosciences, Inc. (a)	4,446	749,307
Regeneron Pharmaceuticals, Inc.	2,691	1,677,946
United Therapeutics Corp. (a)	1,647	892,394
		7,532,281
BROADLINE RETAIL — 0.0% *
Ollie's Bargain Outlet Holdings, Inc. (a)	1,611	123,854
BUILDING PRODUCTS — 1.5%
A.O. Smith Corp.	11,331	710,680
Allegion PLC	4,187	588,231
Armstrong World Industries, Inc.	4,193	672,641
Carlisle Cos., Inc.	2,320	841,580
Fortune Brands Innovations, Inc.	4,371	239,968
Hayward Holdings, Inc. (a)	4,841	83,798
Masco Corp.	10,860	883,678
Owens Corning	3,409	541,895
Simpson Manufacturing Co., Inc.	3,051	638,727
		5,201,198
CAPITAL MARKETS — 3.4%
Affiliated Managers Group, Inc.	2,584	874,426
Cboe Global Markets, Inc.	5,025	1,219,417
Evercore, Inc. Class A	2,138	729,999
FactSet Research Systems, Inc.	3,676	845,774
Hamilton Lane, Inc. Class A	3,984	314,059
Houlihan Lokey, Inc.	5,481	735,167
Lazard, Inc.	4,692	196,782
MarketAxess Holdings, Inc.	3,071	348,528
Morningstar, Inc.	1,977	308,452
MSCI, Inc.	1,356	759,414
Raymond James Financial, Inc.	3,837	583,339
SEI Investments Co.	10,312	904,465
Stifel Financial Corp.	3,750	261,637
T. Rowe Price Group, Inc.	21,090	2,397,722
Tradeweb Markets, Inc. Class A	9,152	912,088
Virtu Financial, Inc. Class A	2,110	125,693
		11,516,962
CHEMICALS — 1.8%
Axalta Coating Systems Ltd. (a)	10,491	359,002
CF Industries Holdings, Inc.	12,867	1,392,981
Corteva, Inc.	14,931	1,264,506
DuPont de Nemours, Inc.	2,981	404,343
Eastman Chemical Co.	6,203	415,477
Mosaic Co.	6,848	145,109
NewMarket Corp.	584	462,084
Olin Corp.	2,763	54,763
PPG Industries, Inc.	7,761	941,332
RPM International, Inc.	4,585	509,623
Solstice Advanced Materials, Inc.	3,188	282,457
		6,231,677
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.0%
Clean Harbors, Inc. (a)	1,897	$566,729
Copart, Inc. (a)	44,071	1,242,361
GFL Environmental, Inc. (b)	24,240	891,790
MSA Safety, Inc.	2,772	483,936
RB Global, Inc.	4,842	563,851
Republic Services, Inc.	3,497	745,141
Rollins, Inc.	13,925	581,229
Tetra Tech, Inc.	20,398	589,298
Veralto Corp.	12,747	1,130,404
		6,794,739
COMMUNICATIONS EQUIPMENT — 0.4%
F5, Inc. (a)	3,266	1,358,525
CONSTRUCTION & ENGINEERING — 0.8%
AECOM	12,835	895,883
EMCOR Group, Inc.	980	813,282
Primoris Services Corp.	1,962	194,474
Solv Energy, Inc. Class A (a)	2,832	96,430
Valmont Industries, Inc.	967	558,539
		2,558,608
CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	1,831	411,975
Vulcan Materials Co.	2,729	805,082
		1,217,057
CONSUMER FINANCE — 0.5%
Credit Acceptance Corp. (a) (b)	113	71,952
OneMain Holdings, Inc.	4,393	267,841
SLM Corp.	4,737	122,878
Synchrony Financial	15,740	1,197,027
		1,659,698
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.2%
Albertsons Cos., Inc. Class A	33,632	455,041
BJ's Wholesale Club Holdings, Inc. (a)	12,880	1,123,394
Dollar General Corp.	13,418	1,544,546
Dollar Tree, Inc. (a)	6,823	825,242
Kroger Co.	45,291	2,515,009
Maplebear, Inc. (a)	11,422	540,832
Sprouts Farmers Market, Inc. (a)	6,467	546,979
Sysco Corp.	19,171	1,602,312
U.S. Foods Holding Corp. (a)	16,378	1,674,650
		10,828,005
CONTAINERS & PACKAGING — 2.0%
AptarGroup, Inc.	5,722	716,394
Avery Dennison Corp.	6,364	1,033,195
Ball Corp.	15,082	941,117
Crown Holdings, Inc.	9,418	1,053,121
Graphic Packaging Holding Co.	19,331	204,329
Packaging Corp. of America	3,729	888,546
Silgan Holdings, Inc.	8,976	416,397
Smurfit Westrock PLC	24,270	1,122,730
Security Description	Shares	Value
Sonoco Products Co. (b)	9,938	$560,006
		6,935,835
DISTRIBUTORS — 0.5%
Genuine Parts Co.	5,941	700,919
LKQ Corp.	22,818	600,798
Pool Corp.	1,731	371,992
		1,673,709
DIVERSIFIED CONSUMER SERVICES — 0.6%
ADT, Inc.	44,688	290,472
Bright Horizons Family Solutions, Inc. (a)	3,717	263,461
Grand Canyon Education, Inc. (a)	2,629	376,236
H&R Block, Inc.	12,722	484,454
Service Corp. International	8,201	622,948
		2,037,571
DIVERSIFIED REITs — 0.1%
WP Carey, Inc. REIT	5,337	381,595
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Comcast Corp. Class A	103,262	2,535,082
Liberty Global Ltd. Class A (a)	3,457	39,306
Liberty Global Ltd. Class C (a)	10,109	111,199
		2,685,587
ELECTRIC UTILITIES — 4.2%
Alliant Energy Corp.	9,732	742,454
American Electric Power Co., Inc.	7,429	1,016,362
Edison International	22,526	1,677,061
Entergy Corp.	8,450	970,567
Evergy, Inc.	10,989	949,779
Eversource Energy	18,579	1,342,704
Exelon Corp.	27,326	1,273,938
FirstEnergy Corp.	26,422	1,256,102
IDACORP, Inc. (b)	3,012	455,716
OGE Energy Corp.	16,956	825,079
PG&E Corp.	72,099	1,212,705
Pinnacle West Capital Corp. (b)	8,815	943,205
PPL Corp.	27,700	1,006,895
Xcel Energy, Inc.	8,757	703,187
		14,375,754
ELECTRICAL EQUIPMENT — 0.7%
Acuity, Inc.	1,111	418,469
AMETEK, Inc.	4,663	1,128,166
Hubbell, Inc.	1,049	548,837
Sensata Technologies Holding PLC	3,291	157,113
		2,252,585
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Avnet, Inc.	2,755	244,699
CDW Corp.	5,243	737,376
Teledyne Technologies, Inc. (a)	1,176	784,274
Vontier Corp.	13,993	405,797
		2,172,146
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.0% *
NOV, Inc.	7,086	$131,445
ENTERTAINMENT — 0.4%
Electronic Arts, Inc.	5,611	1,150,479
TKO Group Holdings, Inc.	1,802	362,761
		1,513,240
FINANCIAL SERVICES — 1.6%
Corpay, Inc. (a)	1,568	522,567
Euronet Worldwide, Inc. (a)	2,476	181,218
Fidelity National Information Services, Inc.	13,495	524,686
Fiserv, Inc. (a)	17,401	853,519
Global Payments, Inc.	6,637	481,581
Jack Henry & Associates, Inc.	7,167	987,183
MGIC Investment Corp.	21,049	593,582
PayPal Holdings, Inc.	19,087	824,177
Voya Financial, Inc.	2,525	228,588
Western Union Co. (b)	31,452	242,180
WEX, Inc. (a)	902	127,263
		5,566,544
FOOD PRODUCTS — 3.3%
Archer-Daniels-Midland Co.	26,696	2,039,574
Campbell's Co. (b)	20,101	447,649
Conagra Brands, Inc.	48,311	650,266
General Mills, Inc.	53,357	1,856,824
Hershey Co.	5,169	906,901
Hormel Foods Corp.	24,244	601,736
Ingredion, Inc.	6,351	601,503
J.M. Smucker Co.	2,647	297,788
JBS NV Class A	11,869	140,648
Kraft Heinz Co.	19,379	457,732
Lamb Weston Holdings, Inc.	6,074	262,275
McCormick & Co., Inc.	17,170	865,711
Pilgrim's Pride Corp.	4,296	120,761
Post Holdings, Inc. (a)	4,121	363,719
Seaboard Corp.	26	116,073
Smithfield Foods, Inc.	4,670	113,294
Tyson Foods, Inc. Class A	23,958	1,371,596
		11,214,050
GAS UTILITIES — 0.8%
Atmos Energy Corp.	4,933	849,808
MDU Resources Group, Inc.	17,178	364,345
National Fuel Gas Co.	9,527	735,580
UGI Corp.	18,944	654,326
		2,604,059
GROUND TRANSPORTATION — 1.2%
Fedex Freight Holding Co., Inc. (a)	5,267	795,317
JB Hunt Transport Services, Inc.	3,036	878,710
Knight-Swift Transportation Holdings, Inc.	6,276	488,712
Landstar System, Inc.	3,313	685,162
Ryder System, Inc.	3,212	847,229
Schneider National, Inc. Class B	5,213	190,431
Security Description	Shares	Value
U-Haul Holding Co. (a) (b) (c)	548	$35,861
U-Haul Holding Co. (c)	3,302	190,525
		4,111,947
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Baxter International, Inc.	11,309	241,108
Becton Dickinson & Co.	8,999	1,361,819
Cooper Cos., Inc. (a)	8,280	593,759
Envista Holdings Corp. (a)	4,390	115,676
GE HealthCare Technologies, Inc.	13,421	859,078
Globus Medical, Inc. Class A (a)	3,649	288,307
Hologic, Inc. (a)	28,267	283
ResMed, Inc.	7,517	1,464,913
Solventum Corp. (a)	4,918	379,424
STERIS PLC	6,181	1,301,533
Zimmer Biomet Holdings, Inc.	10,668	918,408
		7,524,308
HEALTH CARE PROVIDERS & SERVICES — 6.1%
Cencora, Inc.	5,084	1,438,670
Centene Corp. (a)	12,546	805,328
Chemed Corp.	1,328	618,503
Cigna Group	10,832	2,986,166
DaVita, Inc. (a)	1,168	259,857
Elevance Health, Inc.	5,637	2,179,997
Encompass Health Corp.	9,810	991,595
Ensign Group, Inc.	5,621	901,046
HCA Healthcare, Inc.	4,180	1,629,740
Henry Schein, Inc. (a)	8,828	737,314
Labcorp Holdings, Inc.	5,053	1,414,840
McKesson Corp.	4,276	3,230,945
Molina Healthcare, Inc. (a)	1,500	343,050
Quest Diagnostics, Inc.	9,328	1,977,070
Tenet Healthcare Corp. (a)	2,339	437,580
Universal Health Services, Inc. Class B	5,169	768,579
		20,720,280
HEALTH CARE REITs — 0.2%
Omega Healthcare Investors, Inc. REIT	16,559	789,533
HOTEL & RESORT REITs — 0.3%
Host Hotels & Resorts, Inc. REIT	39,350	932,988
HOTELS, RESTAURANTS & LEISURE — 2.9%
Aramark	12,676	721,264
Boyd Gaming Corp.	5,166	456,313
Chipotle Mexican Grill, Inc. (a)	34,465	1,171,810
Choice Hotels International, Inc. (b)	1,803	198,817
Churchill Downs, Inc.	3,876	347,445
Darden Restaurants, Inc.	6,713	1,382,945
Domino's Pizza, Inc.	3,015	892,561
MGM Resorts International (a)	8,685	415,230
Planet Fitness, Inc. Class A (a)	3,892	203,046
Restaurant Brands International, Inc.	9,358	678,548
Texas Roadhouse, Inc.	6,514	1,258,700
Travel & Leisure Co.	3,390	259,098
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Vail Resorts, Inc. (b)	3,240	$441,126
Viking Holdings Ltd. (a)	3,378	353,575
Wyndham Hotels & Resorts, Inc.	3,200	269,472
Yum! Brands, Inc.	5,407	864,363
		9,914,313
HOUSEHOLD DURABLES — 2.3%
Dr. Horton, Inc.	7,805	1,271,278
Garmin Ltd.	3,164	751,577
Lennar Corp. Class A	11,504	1,040,997
Lennar Corp. Class B (b)	561	49,766
Mohawk Industries, Inc. (a)	1,767	214,390
NVR, Inc. (a)	265	1,805,551
PulteGroup, Inc.	14,553	1,996,817
Toll Brothers, Inc.	5,248	864,608
		7,994,984
HOUSEHOLD PRODUCTS — 1.5%
Church & Dwight Co., Inc.	12,576	1,218,363
Clorox Co.	12,012	1,146,425
Colgate-Palmolive Co.	16,369	1,500,710
Kimberly-Clark Corp.	8,466	929,313
Reynolds Consumer Products, Inc.	5,532	148,534
		4,943,345
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	16,459	241,289
Clearway Energy, Inc. Class C	3,496	119,493
		360,782
INDUSTRIAL REITs — 0.3%
EastGroup Properties, Inc. REIT	2,072	419,642
First Industrial Realty Trust, Inc. REIT	6,141	376,505
STAG Industrial, Inc. REIT	9,380	357,003
		1,153,150
INSURANCE — 12.1%
Allstate Corp.	20,953	4,985,557
American Financial Group, Inc.	4,772	667,794
Aon PLC Class A	5,130	1,701,570
Arch Capital Group Ltd. (a)	32,440	3,148,626
Assurant, Inc.	2,772	744,365
Assured Guaranty Ltd.	4,230	339,077
Axis Capital Holdings Ltd.	5,858	629,384
Brown & Brown, Inc.	13,489	865,319
Cincinnati Financial Corp.	15,088	2,793,392
CNA Financial Corp. (b)	1,264	61,443
Everest Group Ltd.	2,720	971,666
Fidelity National Financial, Inc.	6,029	284,328
First American Financial Corp.	9,890	678,355
Globe Life, Inc.	4,574	817,282
Hanover Insurance Group, Inc.	3,517	753,060
Hartford Insurance Group, Inc.	19,347	2,563,864
Kinsale Capital Group, Inc.	1,468	484,161
Loews Corp.	7,463	844,886
Markel Group, Inc. (a)	712	1,390,543
Security Description	Shares	Value
Marsh & McLennan Cos., Inc.	12,969	$2,161,543
Old Republic International Corp.	22,309	912,884
Primerica, Inc.	3,177	902,903
Progressive Corp.	19,246	4,204,289
Reinsurance Group of America, Inc.	2,002	425,725
RenaissanceRe Holdings Ltd.	4,162	1,318,938
RLI Corp.	8,291	489,749
Travelers Cos., Inc.	8,204	2,708,305
Unum Group	3,194	285,544
W.R. Berkley Corp.	15,875	1,119,664
White Mountains Insurance Group Ltd.	244	505,907
Willis Towers Watson PLC	5,989	1,565,345
		41,325,468
INTERACTIVE MEDIA & SERVICES — 0.1%
Match Group, Inc.	10,109	384,647
IT SERVICES — 1.7%
Amdocs Ltd.	10,712	541,385
Cognizant Technology Solutions Corp. Class A	47,474	1,838,668
Gartner, Inc. (a)	6,606	856,270
GoDaddy, Inc. Class A (a)	13,131	1,114,559
VeriSign, Inc.	6,136	1,543,572
		5,894,454
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	2,609	219,782
Mattel, Inc. (a)	18,070	250,812
		470,594
LEISURE PRODUCTS — 0.1%
Hasbro, Inc.	4,085	337,380
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	6,385	848,120
Bio-Rad Laboratories, Inc. Class A (a)	771	226,373
Bio-Techne Corp.	3,045	215,129
Mettler-Toledo International, Inc. (a)	463	591,487
Qiagen NV	20,841	814,883
Revvity, Inc.	2,143	238,430
		2,934,422
MACHINERY — 5.6%
AGCO Corp.	2,534	303,320
Allison Transmission Holdings, Inc.	6,173	695,944
CNH Industrial NV	21,960	246,611
Crane Co.	1,966	438,556
Donaldson Co., Inc.	11,489	1,031,368
Dover Corp.	4,082	915,511
Flowserve Corp.	3,261	241,836
Fortive Corp.	18,761	1,146,109
Gates Industrial Corp. PLC (a)	7,669	214,502
Graco, Inc.	15,212	1,150,179
IDEX Corp.	3,086	700,368
Illinois Tool Works, Inc.	5,146	1,391,839
ITT, Inc.	3,128	618,593
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Lincoln Electric Holdings, Inc.	2,604	$691,388
Mueller Industries, Inc.	7,080	870,344
Nordson Corp.	2,228	672,165
Oshkosh Corp.	4,242	651,062
Otis Worldwide Corp.	21,630	1,548,708
Pentair PLC	11,972	917,774
Snap-on, Inc.	4,256	1,712,614
Timken Co.	2,072	301,103
Toro Co.	9,514	926,854
Watts Water Technologies, Inc. Class A	1,749	684,646
Xylem, Inc.	8,864	1,047,813
		19,119,207
MARINE — 0.2%
Kirby Corp. (a)	4,348	591,198
MEDIA — 1.3%
Fox Corp. Class A	19,775	1,031,464
Fox Corp. Class B	13,959	653,839
New York Times Co. Class A	9,554	668,589
News Corp. Class A	35,904	891,496
News Corp. Class B	10,695	300,102
Nexstar Media Group, Inc.	1,213	216,630
Sirius XM Holdings, Inc.	3,803	112,341
Versant Media Group, Inc.	14,314	515,447
		4,389,908
METALS & MINING — 0.4%
Reliance, Inc.	3,363	1,256,417
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.3%
AGNC Investment Corp. REIT (b)	32,740	356,866
Annaly Capital Management, Inc. REIT	19,708	440,671
Starwood Property Trust, Inc. REIT	10,706	175,364
		972,901
MULTI-UTILITIES — 2.9%
Ameren Corp.	10,654	1,204,328
CenterPoint Energy, Inc.	20,448	900,530
CMS Energy Corp.	13,269	1,015,079
Consolidated Edison, Inc.	12,483	1,380,994
Dominion Energy, Inc.	12,121	827,743
DTE Energy Co.	9,829	1,497,645
NiSource, Inc.	20,014	951,666
Public Service Enterprise Group, Inc.	14,070	1,141,921
WEC Energy Group, Inc.	8,811	1,028,860
		9,948,766
OFFICE REITs — 0.2%
Kilroy Realty Corp. REIT	4,138	155,051
Vornado Realty Trust REIT	10,843	426,130
		581,181
OIL, GAS & CONSUMABLE FUELS — 2.0%
Antero Midstream Corp.	18,207	414,209
Cheniere Energy, Inc.	4,643	1,109,724
Security Description	Shares	Value
Chord Energy Corp.	4,467	$510,578
DT Midstream, Inc.	2,361	346,453
EOG Resources, Inc.	10,537	1,366,965
Expand Energy Corp.	18,609	1,696,955
HF Sinclair Corp.	3,359	233,954
ONEOK, Inc.	14,820	1,288,451
		6,967,289
PAPER & FOREST PRODUCTS — 0.0% *
Louisiana-Pacific Corp.	1,491	117,282
PERSONAL CARE PRODUCTS — 0.3%
Kenvue, Inc.	44,304	846,649
PHARMACEUTICALS — 0.8%
Royalty Pharma PLC Class A	18,462	1,035,164
Zoetis, Inc.	22,086	1,587,100
		2,622,264
PROFESSIONAL SERVICES — 3.1%
Booz Allen Hamilton Holding Corp.	9,515	577,275
Broadridge Financial Solutions, Inc.	11,522	1,577,938
Equifax, Inc.	3,597	570,916
ExlService Holdings, Inc. (a)	15,015	388,288
FTI Consulting, Inc. (a)	3,000	447,030
Genpact Ltd.	15,743	432,933
Jacobs Solutions, Inc.	9,617	1,211,742
KBR, Inc.	12,719	439,187
Leidos Holdings, Inc.	12,507	1,287,846
Paychex, Inc.	8,088	795,293
Paycom Software, Inc.	1,569	197,192
Paylocity Holding Corp. (a)	1,100	114,983
Robert Half, Inc. (b)	9,994	306,816
Science Applications International Corp.	3,974	438,769
SS&C Technologies Holdings, Inc.	8,170	506,948
UL Solutions, Inc. Class A	1,564	159,309
Verisk Analytics, Inc.	6,778	1,216,854
		10,669,319
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CBRE Group, Inc. Class A (a)	6,774	912,390
Jones Lang LaSalle, Inc. (a)	2,517	780,144
		1,692,534
RESIDENTIAL REITs — 2.3%
American Homes 4 Rent Class A REIT	13,472	451,581
AvalonBay Communities, Inc. REIT	5,081	958,734
Camden Property Trust REIT	5,093	583,098
Equity LifeStyle Properties, Inc. REIT	12,884	830,374
Equity Residential REIT	16,846	1,144,349
Essex Property Trust, Inc. REIT	2,955	861,648
Invitation Homes, Inc. REIT	15,991	483,088
Mid-America Apartment Communities, Inc. REIT	4,131	573,961
Sun Communities, Inc. REIT	12,201	1,463,022
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
UDR, Inc. REIT	12,943	$516,685
		7,866,540
RETAIL REITs — 1.5%
Agree Realty Corp. REIT (b)	2,684	203,286
Brixmor Property Group, Inc. REIT	15,826	498,994
Federal Realty Investment Trust REIT	4,438	547,827
Kimco Realty Corp. REIT	15,787	400,200
NNN REIT, Inc.	12,547	583,812
Regency Centers Corp. REIT	7,415	591,272
Simon Property Group, Inc. REIT	10,590	2,368,454
		5,193,845
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Cirrus Logic, Inc. (a)	5,158	766,118
Qorvo, Inc. (a)	2,945	274,680
Skyworks Solutions, Inc.	14,967	1,014,762
Universal Display Corp.	1,527	132,223
		2,187,783
SOFTWARE — 1.2%
Appfolio, Inc. Class A (a) (b)	866	138,863
Dolby Laboratories, Inc. Class A	6,034	317,268
Dropbox, Inc. Class A (a)	15,417	423,505
Manhattan Associates, Inc. (a)	3,613	503,110
PTC, Inc. (a)	7,393	839,919
Trimble, Inc. (a)	4,147	212,243
Tyler Technologies, Inc. (a)	2,453	717,404
Workday, Inc. Class A (a)	6,897	844,331
		3,996,643
SPECIALIZED REITs — 2.5%
Crown Castle, Inc. REIT	13,084	990,851
CubeSmart REIT	12,265	487,779
EPR Properties REIT	6,568	381,010
Gaming & Leisure Properties, Inc. REIT	27,150	1,208,990
Lamar Advertising Co. Class A REIT	6,359	991,877
Millrose Properties, Inc. REIT	15,509	466,045
Public Storage REIT	3,911	1,244,910
SBA Communications Corp. REIT	4,980	878,771
VICI Properties, Inc. REIT	72,170	1,916,113
		8,566,346
SPECIALTY RETAIL — 1.9%
AutoNation, Inc. (a)	566	105,157
AutoZone, Inc. (a)	333	1,064,248
Best Buy Co., Inc.	18,210	1,381,775
CarMax, Inc. (a)	3,020	159,728
Floor & Decor Holdings, Inc. Class A (a) (b)	3,017	179,089
Lithia Motors, Inc.	532	154,541
Murphy USA, Inc.	1,027	553,419
Penske Automotive Group, Inc. (b)	1,223	218,856
Tractor Supply Co.	52,563	1,661,516
Ulta Beauty, Inc. (a)	1,909	860,921
Security Description	Shares	Value
Valvoline, Inc. (a)	6,014	$237,794
		6,577,044
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
HP, Inc.	39,411	864,677
NetApp, Inc.	8,244	1,275,842
		2,140,519
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Columbia Sportswear Co.	2,179	134,706
Deckers Outdoor Corp. (a)	3,568	354,267
Lululemon Athletica, Inc. (a)	3,537	403,855
Ralph Lauren Corp.	1,782	715,312
		1,608,140
TRADING COMPANIES & DISTRIBUTORS — 1.9%
Applied Industrial Technologies, Inc.	1,948	658,716
Core & Main, Inc. Class A (a)	5,607	270,538
Fastenal Co.	26,367	1,266,407
Ferguson Enterprises, Inc.	3,617	858,423
MSC Industrial Direct Co., Inc. Class A	4,595	546,575
SiteOne Landscape Supply, Inc. (a)	1,855	212,231
Sunbelt Rentals Holdings, Inc.	8,626	645,311
Watsco, Inc. (b)	2,212	921,807
WW Grainger, Inc.	916	1,246,126
		6,626,134
WATER UTILITIES — 0.4%
American Water Works Co., Inc.	6,048	795,796
Essential Utilities, Inc.	16,013	613,458
		1,409,254
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Millicom International Cellular SA	3,970	360,317
TOTAL COMMON STOCKS (Cost $323,016,824)		340,842,811
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	370,447	370,447
State Street Navigator Securities Lending Portfolio II (f) (g)	4,866,652	4,866,652
TOTAL SHORT-TERM INVESTMENTS (Cost $5,237,099)		5,237,099
TOTAL INVESTMENTS — 101.2% (Cost $328,253,923)		346,079,910
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(4,214,564)
NET ASSETS — 100.0%		$341,865,346

See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Index (long)	4	09/18/2026	$814,553	$824,800	$10,247
During the year ended June 30, 2026, the average notional value related to futures contracts was $1,007,744.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$340,842,528	$283	$—	$340,842,811
Short-Term Investments	5,237,099	—	—	5,237,099
TOTAL INVESTMENTS	$346,079,627	$283	$—	$346,079,910
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$10,247	$—	$—	$10,247
TOTAL OTHER FINANCIAL INSTRUMENTS:	$10,247	$—	$—	$10,247
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	688,006	$688,006	$19,772,901	$20,090,460	$—	$—	370,447	$370,447	$29,465
State Street Navigator Securities Lending Portfolio II	3,080,540	3,080,540	99,348,130	97,562,018	—	—	4,866,652	4,866,652	22,904
Total		$3,768,546	$119,121,031	$117,652,478	$—	$—		$5,237,099	$52,369
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.3%
ATI, Inc. (a)	261	$51,443
Boeing Co. (a)	27	5,845
BWX Technologies, Inc.	88	17,129
Carpenter Technology Corp.	83	51,198
Curtiss-Wright Corp.	60	45,466
FTAI Aviation Ltd.	92	24,889
General Dynamics Corp.	173	61,283
General Electric Co.	29	10,838
HEICO Corp.	11	3,918
HEICO Corp. Class A	21	5,416
Hexcel Corp.	243	24,314
Honeywell Aerospace, Inc. (a)	34	7,517
Howmet Aerospace, Inc.	124	33,339
Huntington Ingalls Industries, Inc.	243	68,013
L3Harris Technologies, Inc.	118	34,290
Leonardo DRS, Inc.	146	6,230
Lockheed Martin Corp.	70	35,662
Northrop Grumman Corp.	64	32,596
RTX Corp.	77	14,609
StandardAero, Inc. (a)	268	8,016
Textron, Inc.	584	53,570
TransDigm Group, Inc.	8	10,656
Woodward, Inc.	109	46,373
		652,610
AIR FREIGHT & LOGISTICS — 1.2%
CH Robinson Worldwide, Inc.	561	105,659
Expeditors International of Washington, Inc.	570	92,899
FedEx Corp.	300	93,939
GXO Logistics, Inc. (a)	397	20,128
United Parcel Service, Inc. Class B	453	48,697
		361,322
AIRLINES — 1.5%
Alaska Air Group, Inc. (a)	340	17,748
American Airlines Group, Inc. (a)	2,131	38,507
Delta Air Lines, Inc.	1,909	178,797
Southwest Airlines Co.	1,833	94,253
United Airlines Holdings, Inc. (a)	805	109,472
		438,777
AUTO COMPONENTS — 0.8%
Aptiv PLC (a)	493	30,260
BorgWarner, Inc.	1,639	108,830
Gentex Corp.	1,811	45,764
Lear Corp.	305	40,888
		225,742
AUTOMOBILES — 0.6%
Ford Motor Co.	3,648	50,707
General Motors Co.	1,237	95,348
Tesla, Inc. (a)	6	2,524
Thor Industries, Inc. (b)	218	16,385
		164,964
Security Description	Shares	Value
BANKS — 1.3%
Bank of America Corp.	62	$3,533
Bank OZK	202	10,522
BOK Financial Corp.	29	4,027
Citigroup, Inc.	25	3,499
Citizens Financial Group, Inc.	311	21,792
Columbia Banking System, Inc.	326	10,448
Commerce Bancshares, Inc.	104	6,006
Cullen/Frost Bankers, Inc.	44	6,799
East West Bancorp, Inc.	161	20,783
Fifth Third Bancorp	333	18,771
First Citizens BancShares, Inc. Class A	5	10,404
First Hawaiian, Inc.	172	5,040
First Horizon Corp.	454	11,641
FNB Corp.	499	9,521
Huntington Bancshares, Inc.	603	10,691
KeyCorp	761	17,541
M&T Bank Corp.	85	20,231
NU Holdings Ltd. Class A (a)	1,724	23,033
Pinnacle Financial Partners, Inc.	44	4,439
PNC Financial Services Group, Inc.	64	15,758
Popular, Inc.	99	16,254
Prosperity Bancshares, Inc.	84	6,134
Regions Financial Corp.	721	21,774
Southstate Bank Corp.	84	8,392
Truist Financial Corp.	383	19,081
U.S. Bancorp	348	21,019
Webster Financial Corp.	227	17,347
Wells Fargo & Co.	31	2,562
Western Alliance Bancorp	41	3,370
Wintrust Financial Corp.	69	11,090
Zions Bancorp NA	209	14,461
		375,963
BEVERAGES — 0.8%
Brown-Forman Corp. Class A	95	2,599
Brown-Forman Corp. Class B	317	8,448
Coca-Cola Co.	93	7,558
Coca-Cola Consolidated, Inc.	473	90,305
Constellation Brands, Inc. Class A	165	22,950
Keurig Dr. Pepper, Inc.	659	21,569
Molson Coors Beverage Co. Class B	424	16,519
Monster Beverage Corp. (a)	319	30,662
PepsiCo, Inc.	174	23,560
Primo Brands Corp.	394	9,630
		233,800
BIOTECHNOLOGY — 2.8%
AbbVie, Inc.	37	9,311
Alnylam Pharmaceuticals, Inc. (a)	49	14,750
Amgen, Inc.	61	22,089
Arrowhead Pharmaceuticals, Inc. (a)	281	22,904
Ascendis Pharma AS (a)	30	8,002
Biogen, Inc. (a)	343	74,109
BioMarin Pharmaceutical, Inc. (a)	543	31,070
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Bridgebio Pharma, Inc. (a)	39	$2,905
Exelixis, Inc. (a)	1,415	76,990
Gilead Sciences, Inc.	272	34,364
Halozyme Therapeutics, Inc. (a)	691	54,085
Incyte Corp. (a)	967	109,619
Ionis Pharmaceuticals, Inc. (a)	26	2,061
Madrigal Pharmaceuticals, Inc. (a)	6	3,222
Natera, Inc. (a)	28	7,601
Neurocrine Biosciences, Inc. (a)	301	50,729
Regeneron Pharmaceuticals, Inc.	205	127,826
Roivant Sciences Ltd. (a)	182	6,441
United Therapeutics Corp. (a)	248	134,374
Vertex Pharmaceuticals, Inc. (a)	63	31,294
		823,746
BROADLINE RETAIL — 0.7%
Amazon.com, Inc. (a)	44	10,487
Coupang, Inc. (a)	823	14,295
Dillard's, Inc. Class A (b)	27	14,267
eBay, Inc.	745	83,254
Etsy, Inc. (a)	325	24,482
Macy's, Inc.	2,241	52,776
Ollie's Bargain Outlet Holdings, Inc. (a)	118	9,072
		208,633
BUILDING PRODUCTS — 1.4%
A.O. Smith Corp.	642	40,266
AAON, Inc. (b)	20	2,537
Advanced Drainage Systems, Inc.	122	19,149
Allegion PLC	112	15,735
Armstrong World Industries, Inc.	149	23,903
Builders FirstSource, Inc. (a)	63	5,637
Carlisle Cos., Inc.	108	39,177
Carrier Global Corp.	193	14,157
Fortune Brands Innovations, Inc.	152	8,345
Hayward Holdings, Inc. (a)	562	9,728
Johnson Controls International PLC	352	51,431
Lennox International, Inc.	16	9,167
Masco Corp.	509	41,417
Modine Manufacturing Co. (a)	50	13,351
Owens Corning	148	23,526
Simpson Manufacturing Co., Inc.	187	39,149
Trane Technologies PLC	83	40,766
Trex Co., Inc. (a)	192	9,608
		407,049
CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc.	212	71,741
Ameriprise Financial, Inc.	47	21,562
ARES Management Corp. Class A	30	3,339
Bank of New York Mellon Corp.	135	19,522
Blackrock, Inc.	9	8,654
Blackstone, Inc.	190	22,357
Brookfield Asset Management Ltd. Class A	118	5,292
Carlyle Group, Inc.	48	2,021
Security Description	Shares	Value
Cboe Global Markets, Inc.	284	$68,918
Charles Schwab Corp.	85	7,843
CME Group, Inc.	39	8,612
Coinbase Global, Inc. Class A (a)	38	5,555
Evercore, Inc. Class A	264	90,140
FactSet Research Systems, Inc.	47	10,814
Franklin Resources, Inc.	263	8,750
Galaxy Digital, Inc. Class A (a)	70	1,914
Hamilton Lane, Inc. Class A	115	9,066
Houlihan Lokey, Inc.	157	21,059
Interactive Brokers Group, Inc. Class A	327	28,462
Intercontinental Exchange, Inc.	51	6,279
Jefferies Financial Group, Inc.	150	7,497
Lazard, Inc.	430	18,034
LPL Financial Holdings, Inc.	52	14,647
MarketAxess Holdings, Inc.	72	8,171
Moody's Corp.	56	25,364
Morgan Stanley	9	1,881
Morningstar, Inc.	31	4,837
MSCI, Inc.	57	31,922
Nasdaq, Inc.	241	18,996
Northern Trust Corp.	174	30,248
Raymond James Financial, Inc.	150	22,805
Robinhood Markets, Inc. Class A (a)	143	14,340
S&P Global, Inc.	36	14,661
SEI Investments Co.	511	44,820
State Street Corp. (c)	212	35,955
Stifel Financial Corp.	195	13,605
T. Rowe Price Group, Inc.	1,031	117,215
TPG, Inc.	100	4,055
Tradeweb Markets, Inc. Class A	185	18,437
Virtu Financial, Inc. Class A	180	10,723
XP, Inc. Class A	459	7,463
		887,576
CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	39	11,434
Albemarle Corp.	161	21,740
Axalta Coating Systems Ltd. (a)	345	11,806
Celanese Corp.	216	9,936
CF Industries Holdings, Inc.	1,263	136,732
Corteva, Inc.	761	64,449
Dow, Inc.	286	7,825
DuPont de Nemours, Inc.	298	40,421
Eastman Chemical Co.	254	17,013
Ecolab, Inc.	53	14,766
Element Solutions, Inc.	487	23,254
International Flavors & Fragrances, Inc.	121	9,586
Linde PLC	30	15,568
LyondellBasell Industries NV Class A	353	18,585
Mosaic Co.	330	6,993
NewMarket Corp.	21	16,616
Olin Corp.	941	18,650
PPG Industries, Inc.	245	29,716
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
RPM International, Inc.	111	$12,338
Scotts Miracle-Gro Co.	115	7,833
Sherwin-Williams Co.	53	18,249
Solstice Advanced Materials, Inc.	325	28,795
		542,305
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Cintas Corp.	88	14,967
Clean Harbors, Inc. (a)	155	46,306
Copart, Inc. (a)	620	17,478
GFL Environmental, Inc.	782	28,770
MSA Safety, Inc.	89	15,538
RB Global, Inc. (b)	180	20,961
Republic Services, Inc.	83	17,686
Rollins, Inc.	353	14,734
Tetra Tech, Inc.	505	14,589
Veralto Corp.	244	21,638
Waste Management, Inc.	139	30,980
		243,647
COMMUNICATIONS EQUIPMENT — 0.7%
Arista Networks, Inc. (a)	154	26,162
Ciena Corp. (a)	70	34,339
Cisco Systems, Inc.	112	13,156
F5, Inc. (a)	238	98,998
Lumentum Holdings, Inc. (a)	20	17,161
Motorola Solutions, Inc.	31	12,874
Ubiquiti, Inc.	7	3,738
Viavi Solutions, Inc. (a)	184	8,786
		215,214
CONSTRUCTION & ENGINEERING — 1.7%
AECOM	183	12,773
API Group Corp. (a)	390	16,516
Comfort Systems USA, Inc.	34	67,386
Dycom Industries, Inc. (a)	17	8,595
EMCOR Group, Inc.	130	107,884
Everus Construction Group, Inc. (a)	260	43,147
IES Holdings, Inc. (a)	30	22,040
MasTec, Inc. (a)	98	40,774
Primoris Services Corp.	457	45,298
Quanta Services, Inc.	21	15,121
Solv Energy, Inc. Class A (a)	290	9,875
Sterling Infrastructure, Inc. (a)	41	34,414
Valmont Industries, Inc.	100	57,760
WillScot Holdings Corp.	317	9,149
		490,732
CONSTRUCTION MATERIALS — 0.4%
CRH PLC	527	56,389
Eagle Materials, Inc.	102	22,950
Martin Marietta Materials, Inc.	31	17,878
Vulcan Materials Co.	99	29,206
		126,423
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	276	12,682
American Express Co.	44	14,883
Security Description	Shares	Value
Capital One Financial Corp.	202	$40,525
Credit Acceptance Corp. (a) (b)	17	10,825
OneMain Holdings, Inc.	352	21,461
SLM Corp.	132	3,424
Synchrony Financial	1,514	115,140
		218,940
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.3%
Albertsons Cos., Inc. Class A	1,321	17,873
BJ's Wholesale Club Holdings, Inc. (a)	636	55,472
Casey's General Stores, Inc.	30	23,844
Costco Wholesale Corp.	13	12,161
Dollar General Corp.	840	96,692
Dollar Tree, Inc. (a)	685	82,851
Kroger Co.	1,490	82,740
Maplebear, Inc. (a)	1,271	60,182
Performance Food Group Co. (a)	94	10,508
Sprouts Farmers Market, Inc. (a)	185	15,647
Sysco Corp.	628	52,488
Target Corp.	522	68,178
U.S. Foods Holding Corp. (a)	855	87,424
Walmart, Inc.	42	4,757
		670,817
CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	89	11,143
Avery Dennison Corp.	142	23,054
Ball Corp.	665	41,496
Crown Holdings, Inc.	321	35,894
Graphic Packaging Holding Co.	172	1,818
Packaging Corp. of America	136	32,406
Silgan Holdings, Inc.	158	7,330
Smurfit Westrock PLC	1,474	68,187
Sonoco Products Co.	833	46,939
		268,267
DISTRIBUTORS — 0.1%
Genuine Parts Co.	120	14,158
LKQ Corp.	365	9,610
Pool Corp.	36	7,736
		31,504
DIVERSIFIED CONSUMER SERVICES — 0.2%
ADT, Inc.	1,875	12,187
Bright Horizons Family Solutions, Inc. (a)	83	5,883
Duolingo, Inc. (a)	20	2,300
Grand Canyon Education, Inc. (a)	90	12,880
H&R Block, Inc.	510	19,421
Service Corp. International	233	17,699
		70,370
DIVERSIFIED REITs — 0.1%
WP Carey, Inc. REIT	190	13,585
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AST SpaceMobile, Inc. (a)	34	3,021
AT&T, Inc.	1,680	34,776
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Comcast Corp. Class A	1,915	$47,014
Globalstar, Inc. (a)	211	17,152
Iridium Communications, Inc.	421	23,092
Liberty Global Ltd. Class A (a)	184	2,092
Liberty Global Ltd. Class C (a)	460	5,060
Verizon Communications, Inc.	1,188	50,300
		182,507
ELECTRIC UTILITIES — 3.3%
Alliant Energy Corp.	487	37,153
American Electric Power Co., Inc.	427	58,418
Constellation Energy Corp.	58	14,406
Duke Energy Corp.	372	47,088
Edison International	1,940	144,433
Entergy Corp.	569	65,355
Evergy, Inc.	587	50,734
Eversource Energy	946	68,367
Exelon Corp.	1,154	53,800
FirstEnergy Corp.	1,226	58,284
IDACORP, Inc. (b)	158	23,905
NextEra Energy, Inc.	296	25,980
NRG Energy, Inc.	234	34,178
OGE Energy Corp.	695	33,819
Oklo, Inc. (a)	38	1,989
PG&E Corp.	5,002	84,134
Pinnacle West Capital Corp.	437	46,759
PPL Corp.	1,123	40,821
Southern Co.	361	34,551
Xcel Energy, Inc.	461	37,018
		961,192
ELECTRICAL EQUIPMENT — 1.8%
Acuity, Inc.	57	21,470
AMETEK, Inc.	201	48,630
Bloom Energy Corp. Class A (a)	55	16,649
Eaton Corp. PLC	57	24,289
Emerson Electric Co.	190	27,198
Forgent Power Solutions, Inc. (a)	98	5,474
GE Vernova, Inc.	29	34,071
Generac Holdings, Inc. (a)	74	21,668
Hubbell, Inc.	55	28,776
Nextpower, Inc. Class A (a)	378	45,035
nVent Electric PLC	215	36,466
Powell Industries, Inc.	111	31,786
Regal Rexnord Corp.	126	30,012
Rockwell Automation, Inc.	86	42,577
Sensata Technologies Holding PLC	696	33,227
Vertiv Holdings Co. Class A	144	48,214
Vicor Corp. (a)	68	25,825
		521,367
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Advanced Energy Industries, Inc.	118	43,999
Amphenol Corp. Class A	250	44,080
Arrow Electronics, Inc. (a)	17	3,628
Avnet, Inc.	310	27,534
Security Description	Shares	Value
CDW Corp.	94	$13,220
Cognex Corp.	599	43,380
Coherent Corp. (a)	34	13,412
Corning, Inc.	110	28,097
Fabrinet (a)	127	71,384
Flex Ltd. (a)	245	39,707
Ingram Micro Holding Corp.	195	5,349
IPG Photonics Corp. (a)	85	9,972
Jabil, Inc.	200	77,096
Keysight Technologies, Inc. (a)	108	37,808
Littelfuse, Inc.	50	22,766
Sanmina Corp. (a)	358	90,603
TD SYNNEX Corp.	304	81,271
Teledyne Technologies, Inc. (a)	50	33,345
TTM Technologies, Inc. (a)	159	29,736
Vontier Corp.	401	11,629
Zebra Technologies Corp. Class A (a)	56	14,743
		742,759
ENERGY EQUIPMENT & SERVICES — 1.2%
Baker Hughes Co.	1,018	56,499
Halliburton Co.	1,908	64,776
NOV, Inc.	3,038	56,355
SLB Ltd.	618	28,731
TechnipFMC PLC	1,893	125,506
Weatherford International PLC	260	21,190
		353,057
ENTERTAINMENT — 0.8%
Electronic Arts, Inc.	295	60,487
Liberty Media Corp.-Liberty Formula One Class C (a)	22	2,093
Live Nation Entertainment, Inc. (a)	65	11,902
Madison Square Garden Sports Corp. (a)	19	7,635
Netflix, Inc. (a)	57	4,070
ROBLOX Corp. Class A (a)	50	2,719
Roku, Inc. (a)	319	44,067
Spotify Technology SA (a)	10	4,591
Take-Two Interactive Software, Inc. (a)	22	5,500
TKO Group Holdings, Inc.	133	26,774
Walt Disney Co.	243	23,389
Warner Bros Discovery, Inc. (a)	1,319	35,164
		228,391
FINANCIAL SERVICES — 0.9%
Affirm Holdings, Inc. (a)	113	9,215
Apollo Global Management, Inc.	51	6,034
Berkshire Hathaway, Inc. Class B (a)	14	7,005
Block, Inc. (a)	264	20,064
Corebridge Financial, Inc.	81	2,319
Corpay, Inc. (a)	78	25,995
Euronet Worldwide, Inc. (a)	62	4,538
Fidelity National Information Services, Inc.	204	7,932
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Fiserv, Inc. (a)	137	$6,720
Global Payments, Inc.	282	20,462
Jack Henry & Associates, Inc.	139	19,146
Mastercard, Inc. Class A	12	6,163
MGIC Investment Corp.	1,767	49,829
PayPal Holdings, Inc.	865	37,351
Toast, Inc. Class A (a)	448	12,463
Visa, Inc. Class A	16	5,489
Voya Financial, Inc.	118	10,683
Western Union Co.	1,431	11,019
WEX, Inc. (a)	75	10,582
		273,009
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	2,270	173,428
Bunge Global SA	15	1,601
Campbell's Co. (b)	445	9,910
Conagra Brands, Inc.	943	12,693
Darling Ingredients, Inc. (a)	756	41,293
Freshpet, Inc. (a)	72	4,257
General Mills, Inc.	695	24,186
Hershey Co.	204	35,792
Hormel Foods Corp.	349	8,662
Ingredion, Inc.	205	19,415
J.M. Smucker Co.	103	11,587
JBS NV Class A	1,126	13,343
Kraft Heinz Co.	506	11,952
Lamb Weston Holdings, Inc.	417	18,006
McCormick & Co., Inc.	240	12,101
Mondelez International, Inc. Class A	402	23,252
Pilgrim's Pride Corp.	128	3,598
Post Holdings, Inc. (a)	123	10,856
Seaboard Corp.	2	8,929
Smithfield Foods, Inc.	343	8,321
Tyson Foods, Inc. Class A	1,341	76,772
		529,954
GAS UTILITIES — 0.5%
Atmos Energy Corp.	231	39,794
MDU Resources Group, Inc.	1,230	26,088
National Fuel Gas Co.	469	36,212
UGI Corp.	920	31,777
		133,871
GROUND TRANSPORTATION — 2.4%
Avis Budget Group, Inc. (a) (b)	42	6,209
CSX Corp.	756	35,933
Fedex Freight Holding Co., Inc. (a)	546	82,446
JB Hunt Transport Services, Inc.	360	104,195
Knight-Swift Transportation Holdings, Inc.	832	64,788
Landstar System, Inc.	185	38,260
Lyft, Inc. Class A (a)	2,650	38,716
Norfolk Southern Corp.	114	35,863
Old Dominion Freight Line, Inc.	188	40,721
Ryder System, Inc.	313	82,560
Saia, Inc. (a)	111	46,749
Security Description	Shares	Value
Schneider National, Inc. Class B	438	$16,000
Uber Technologies, Inc. (a)	598	43,151
U-Haul Holding Co.	100	5,770
Union Pacific Corp.	109	29,648
XPO, Inc. (a)	132	27,098
		698,107
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abbott Laboratories	161	14,609
Align Technology, Inc. (a)	128	21,589
Baxter International, Inc.	174	3,710
Becton Dickinson & Co.	298	45,096
Boston Scientific Corp. (a)	202	8,621
Cooper Cos., Inc. (a)	239	17,139
Dexcom, Inc. (a)	322	21,687
Edwards Lifesciences Corp. (a)	429	38,807
Envista Holdings Corp. (a)	469	12,358
GE HealthCare Technologies, Inc.	435	27,844
Globus Medical, Inc. Class A (a)	719	56,808
Hologic, Inc. (a)	399	4
IDEXX Laboratories, Inc. (a)	57	30,007
Insulet Corp. (a)	37	5,633
Intuitive Surgical, Inc. (a)	28	11,135
Medline, Inc. Class A (a)	637	25,123
Medtronic PLC	408	31,918
Penumbra, Inc. (a)	59	18,629
ResMed, Inc.	184	35,858
Solventum Corp. (a)	253	19,519
STERIS PLC	157	33,060
Stryker Corp.	34	10,705
Zimmer Biomet Holdings, Inc.	310	26,688
		516,547
HEALTH CARE PROVIDERS & SERVICES — 4.3%
Cardinal Health, Inc.	97	23,043
Cencora, Inc.	132	37,353
Centene Corp. (a)	1,677	107,647
Chemed Corp.	42	19,561
Cigna Group	291	80,223
CVS Health Corp.	1,270	131,382
DaVita, Inc. (a)	244	54,285
Elevance Health, Inc.	227	87,788
Encompass Health Corp.	292	29,515
Ensign Group, Inc.	267	42,800
HCA Healthcare, Inc.	197	76,808
Henry Schein, Inc. (a)	284	23,720
Humana, Inc.	341	135,452
Labcorp Holdings, Inc.	120	33,600
McKesson Corp.	169	127,697
Molina Healthcare, Inc. (a)	82	18,753
Quest Diagnostics, Inc.	260	55,107
Tenet Healthcare Corp. (a)	401	75,019
UnitedHealth Group, Inc.	94	39,069
Universal Health Services, Inc. Class B	307	45,648
		1,244,470
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
HEALTH CARE REITs — 0.2%
American Healthcare REIT, Inc.	101	$5,267
Healthpeak Properties, Inc. REIT	238	5,093
Omega Healthcare Investors, Inc. REIT	823	39,241
Ventas, Inc. REIT	81	7,193
		56,794
HEALTH CARE TECHNOLOGY — 0.0% *
Doximity, Inc. Class A (a)	90	1,866
Veeva Systems, Inc. Class A (a)	57	10,116
		11,982
HOTEL & RESORT REITs — 0.2%
Host Hotels & Resorts, Inc. REIT	2,987	70,822
HOTELS, RESTAURANTS & LEISURE — 3.0%
Airbnb, Inc. Class A (a)	335	47,939
Aramark	823	46,829
Booking Holdings, Inc.	132	23,528
Boyd Gaming Corp.	434	38,335
Caesars Entertainment, Inc. (a)	433	13,068
Carnival Corp. Ltd.	998	28,513
Cava Group, Inc. (a)	129	10,124
Chipotle Mexican Grill, Inc. (a)	624	21,216
Choice Hotels International, Inc. (b)	48	5,293
Churchill Downs, Inc.	157	14,074
Darden Restaurants, Inc.	157	32,344
Domino's Pizza, Inc.	62	18,355
DoorDash, Inc. Class A (a)	48	8,857
DraftKings, Inc. Class A (a)	391	9,877
Dutch Bros, Inc. Class A (a)	84	6,032
Expedia Group, Inc.	583	149,178
Flutter Entertainment PLC (a)	26	2,656
Hilton Worldwide Holdings, Inc.	77	25,445
Hyatt Hotels Corp. Class A	25	4,846
Las Vegas Sands Corp.	625	28,869
Marriott International, Inc. Class A	60	22,235
McDonald's Corp.	43	11,623
MGM Resorts International (a)	880	42,073
Norwegian Cruise Line Holdings Ltd. (a)	618	13,046
Planet Fitness, Inc. Class A (a)	77	4,017
Restaurant Brands International, Inc. (b)	373	27,046
Royal Caribbean Cruises Ltd.	104	33,023
Starbucks Corp.	249	25,445
Texas Roadhouse, Inc.	184	35,554
Travel & Leisure Co.	367	28,050
Vail Resorts, Inc.	92	12,526
Viking Holdings Ltd. (a)	399	41,763
Wingstop, Inc.	10	1,734
Wyndham Hotels & Resorts, Inc.	121	10,189
Wynn Resorts Ltd.	113	10,971
Yum! Brands, Inc.	156	24,938
		879,611
Security Description	Shares	Value
HOUSEHOLD DURABLES — 1.6%
Dr. Horton, Inc.	537	$87,467
Garmin Ltd.	187	44,420
Lennar Corp. Class A	415	37,553
Lennar Corp. Class B (b)	20	1,774
Mohawk Industries, Inc. (a)	190	23,053
NVR, Inc. (a)	7	47,694
PulteGroup, Inc.	850	116,628
SharkNinja, Inc. (a)	229	34,870
Toll Brothers, Inc.	398	65,570
		459,029
HOUSEHOLD PRODUCTS — 0.5%
Church & Dwight Co., Inc.	357	34,586
Clorox Co.	362	34,549
Colgate-Palmolive Co.	482	44,190
Kimberly-Clark Corp.	143	15,697
Procter & Gamble Co.	88	12,905
Reynolds Consumer Products, Inc.	259	6,954
		148,881
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
AES Corp.	4,202	61,601
Clearway Energy, Inc. Class C	291	9,947
Talen Energy Corp. (a)	22	8,454
Vistra Corp.	102	16,180
		96,182
INDUSTRIAL CONGLOMERATES — 0.1%
3M Co.	147	23,801
Honeywell International, Inc.	34	7,612
		31,413
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	76	15,392
First Industrial Realty Trust, Inc. REIT	256	15,695
Prologis, Inc. REIT	97	13,141
Rexford Industrial Realty, Inc. REIT	112	3,752
STAG Industrial, Inc. REIT	281	10,695
		58,675
INSURANCE — 4.8%
Aflac, Inc.	192	22,512
Allstate Corp.	749	178,217
American Financial Group, Inc.	152	21,271
American International Group, Inc.	216	16,098
Aon PLC Class A	109	36,154
Arch Capital Group Ltd. (a)	921	89,392
Arthur J Gallagher & Co.	17	3,903
Assurant, Inc.	134	35,983
Assured Guaranty Ltd.	116	9,299
Axis Capital Holdings Ltd.	150	16,116
Brighthouse Financial, Inc. (a)	56	3,545
Brown & Brown, Inc.	104	6,672
Chubb Ltd.	116	39,526
Cincinnati Financial Corp.	560	103,678
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
CNA Financial Corp. (b)	27	$1,312
Everest Group Ltd.	85	30,365
Fidelity National Financial, Inc.	176	8,300
First American Financial Corp.	456	31,277
Globe Life, Inc.	302	53,961
Hanover Insurance Group, Inc.	179	38,327
Hartford Insurance Group, Inc.	533	70,633
Kinsale Capital Group, Inc.	58	19,129
Lincoln National Corp.	175	6,186
Loews Corp.	235	26,604
Markel Group, Inc. (a)	16	31,248
Marsh & McLennan Cos., Inc.	169	28,167
MetLife, Inc.	150	12,692
Old Republic International Corp.	724	29,626
Primerica, Inc.	119	33,820
Principal Financial Group, Inc.	175	18,862
Progressive Corp.	326	71,215
Prudential Financial, Inc.	142	15,326
Reinsurance Group of America, Inc.	71	15,098
RenaissanceRe Holdings Ltd.	240	76,056
RLI Corp.	247	14,590
Travelers Cos., Inc.	249	82,200
Unum Group	120	10,728
W.R. Berkley Corp.	333	23,487
White Mountains Insurance Group Ltd.	20	41,468
Willis Towers Watson PLC	119	31,103
		1,404,146
INTERACTIVE MEDIA & SERVICES — 0.8%
Alphabet, Inc. Class A	90	32,163
Alphabet, Inc. Class C	74	26,146
Match Group, Inc.	1,934	73,589
Meta Platforms, Inc. Class A	17	9,576
Pinterest, Inc. Class A (a)	1,393	29,295
Reddit, Inc. Class A (a)	298	51,727
		222,496
IT SERVICES — 1.7%
Accenture PLC Class A	128	15,928
Akamai Technologies, Inc. (a)	416	49,175
Amdocs Ltd.	536	27,089
Cloudflare, Inc. Class A (a)	10	2,453
Cognizant Technology Solutions Corp. Class A	1,355	52,479
DigitalOcean Holdings, Inc. (a)	85	13,348
EPAM Systems, Inc. (a)	268	21,266
Gartner, Inc. (a)	85	11,018
GoDaddy, Inc. Class A (a)	281	23,851
International Business Machines Corp.	16	4,499
MongoDB, Inc. (a)	201	67,516
Okta, Inc. (a)	210	28,654
Snowflake, Inc. (a)	21	5,345
Twilio, Inc. Class A (a)	502	103,578
VeriSign, Inc.	257	64,651
		490,850
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	336	$28,305
Mattel, Inc. (a)	765	10,618
YETI Holdings, Inc. (a)	640	31,718
		70,641
LEISURE PRODUCTS — 0.1%
Hasbro, Inc.	375	30,971
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Agilent Technologies, Inc.	212	28,160
Avantor, Inc. (a)	177	1,752
Bio-Rad Laboratories, Inc. Class A (a)	62	18,204
Bio-Techne Corp.	208	14,695
Bruker Corp.	68	4,092
Charles River Laboratories International, Inc. (a)	77	17,463
Danaher Corp.	57	10,857
Illumina, Inc. (a)	404	71,035
IQVIA Holdings, Inc. (a)	197	38,064
Medpace Holdings, Inc. (a)	112	59,314
Mettler-Toledo International, Inc. (a)	18	22,995
Qiagen NV	397	15,523
Repligen Corp. (a)	17	2,320
Revvity, Inc.	115	12,795
Sotera Health Co. (a)	513	9,106
Thermo Fisher Scientific, Inc.	32	16,044
Waters Corp. (a)	38	14,252
West Pharmaceutical Services, Inc.	152	54,568
		411,239
MACHINERY — 4.1%
AGCO Corp.	180	21,546
Allison Transmission Holdings, Inc.	383	43,179
Caterpillar, Inc.	13	13,844
Chart Industries, Inc. (a)	30	6,268
CNH Industrial NV	927	10,410
Crane Co.	77	17,176
Cummins, Inc.	88	62,763
Deere & Co.	19	12,052
Donaldson Co., Inc.	452	40,576
Dover Corp.	172	38,576
Esab Corp.	26	2,564
Flowserve Corp.	430	31,889
Fortive Corp.	698	42,641
Gates Industrial Corp. PLC (a)	499	13,957
Graco, Inc.	353	26,690
IDEX Corp.	124	28,142
Illinois Tool Works, Inc.	146	39,489
Ingersoll Rand, Inc.	190	15,578
ITT, Inc.	191	37,772
Lincoln Electric Holdings, Inc.	155	41,154
Middleby Corp. (a)	37	6,364
Mueller Industries, Inc.	887	109,039
Nordson Corp.	107	32,281
Oshkosh Corp.	341	52,337
Otis Worldwide Corp.	336	24,058
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
PACCAR, Inc.	212	$25,465
Parker-Hannifin Corp.	40	39,125
Pentair PLC	223	17,095
RBC Bearings, Inc. (a)	45	28,983
Snap-on, Inc.	165	66,396
SPX Technologies, Inc. (a)	55	13,484
Stanley Black & Decker, Inc.	410	38,589
Timken Co.	215	31,244
Toro Co.	611	59,524
Watts Water Technologies, Inc. Class A	87	34,056
Westinghouse Air Brake Technologies Corp.	98	26,421
Xylem, Inc.	218	25,770
		1,176,497
MARINE — 0.2%
Kirby Corp. (a)	347	47,182
MEDIA — 0.9%
Charter Communications, Inc. Class A (a)	34	4,835
EchoStar Corp. Class A (a)	26	2,639
Fox Corp. Class A	930	48,509
Fox Corp. Class B	657	30,774
New York Times Co. Class A	675	47,237
News Corp. Class A	1,005	24,954
News Corp. Class B	290	8,137
Nexstar Media Group, Inc.	101	18,038
Omnicom Group, Inc.	70	5,098
Sirius XM Holdings, Inc.	758	22,391
Trade Desk, Inc. Class A (a)	215	3,887
Versant Media Group, Inc.	1,202	43,284
		259,783
METALS & MINING — 2.7%
Alcoa Corp.	1,421	74,091
Anglogold Ashanti PLC	2,424	196,077
Aura Minerals, Inc.	52	3,274
Cleveland-Cliffs, Inc. (a)	295	2,770
Coeur Mining, Inc.	3,334	54,411
Freeport-McMoRan, Inc.	819	51,507
Hecla Mining Co.	3,754	57,924
Newmont Corp.	1,362	127,211
Nucor Corp.	339	75,512
Reliance, Inc.	160	59,776
Royal Gold, Inc.	52	10,380
Southern Copper Corp.	31	5,402
Steel Dynamics, Inc.	242	55,529
		773,864
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
AGNC Investment Corp. REIT (b)	1,654	18,029
Annaly Capital Management, Inc. REIT	950	21,242
Rithm Capital Corp. REIT	251	2,357
Security Description	Shares	Value
Starwood Property Trust, Inc. REIT	241	$3,947
		45,575
MULTI-UTILITIES — 1.6%
Ameren Corp.	481	54,372
CenterPoint Energy, Inc.	1,014	44,657
CMS Energy Corp.	532	40,698
Consolidated Edison, Inc.	524	57,970
Dominion Energy, Inc.	664	45,345
DTE Energy Co.	397	60,491
NiSource, Inc.	1,026	48,786
Public Service Enterprise Group, Inc.	463	37,577
Sempra	355	32,912
WEC Energy Group, Inc.	370	43,205
		466,013
OFFICE REITs — 0.1%
BXP, Inc. REIT	76	5,040
Kilroy Realty Corp. REIT	232	8,693
Vornado Realty Trust REIT	551	21,654
		35,387
OIL, GAS & CONSUMABLE FUELS — 5.0%
Antero Midstream Corp.	904	20,566
Antero Resources Corp. (a)	1,141	40,095
APA Corp.	2,946	95,951
Cheniere Energy, Inc.	182	43,500
Chevron Corp.	39	6,465
Chord Energy Corp.	479	54,750
ConocoPhillips	846	87,950
Devon Energy Corp.	2,873	118,712
Diamondback Energy, Inc.	284	49,922
DT Midstream, Inc.	131	19,223
EOG Resources, Inc.	652	84,584
EQT Corp.	825	43,865
Expand Energy Corp.	733	66,842
Exxon Mobil Corp.	122	16,680
HF Sinclair Corp.	793	55,233
Kinder Morgan, Inc.	680	21,740
Marathon Petroleum Corp.	114	29,146
Matador Resources Co.	880	43,806
Occidental Petroleum Corp.	599	29,093
ONEOK, Inc.	739	64,249
Ovintiv, Inc.	2,236	117,725
Permian Resources Corp. Class A	6,113	112,540
Phillips 66 Co.	121	20,455
Range Resources Corp.	1,178	43,810
Targa Resources Corp.	159	42,634
Texas Pacific Land Corp.	39	17,068
Valero Energy Corp.	273	71,100
Williams Cos., Inc.	250	18,585
		1,436,289
PAPER & FOREST PRODUCTS — 0.0% *
Louisiana-Pacific Corp.	139	10,934
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	79	$6,237
Kenvue, Inc.	1,117	21,346
		27,583
PHARMACEUTICALS — 1.1%
Bristol-Myers Squibb Co.	1,254	72,256
Corcept Therapeutics, Inc. (a)	98	8,521
Elanco Animal Health, Inc. (a)	434	10,681
Eli Lilly & Co.	3	3,598
Jazz Pharmaceuticals PLC (a)	105	25,302
Johnson & Johnson	65	16,508
Merck & Co., Inc.	229	29,427
Organon & Co.	1,428	19,335
Pfizer, Inc.	1,156	27,836
Royalty Pharma PLC Class A	1,100	61,677
Viatris, Inc.	1,623	25,773
Zoetis, Inc.	234	16,815
		317,729
PROFESSIONAL SERVICES — 1.1%
Amentum Holdings, Inc. (a)	1,061	21,931
Automatic Data Processing, Inc.	78	17,468
Booz Allen Hamilton Holding Corp.	211	12,801
Broadridge Financial Solutions, Inc.	127	17,393
CACI International, Inc. Class A (a)	13	6,022
Equifax, Inc.	69	10,952
ExlService Holdings, Inc. (a)	323	8,353
FTI Consulting, Inc. (a)	104	15,497
Genpact Ltd.	436	11,990
Jacobs Solutions, Inc.	214	26,964
KBR, Inc.	242	8,356
Leidos Holdings, Inc.	353	36,348
Parsons Corp. (a)	26	1,362
Paychex, Inc.	90	8,850
Paycom Software, Inc.	153	19,229
Paylocity Holding Corp. (a)	52	5,436
Planet Labs PBC (a)	142	4,704
Robert Half, Inc.	293	8,995
Science Applications International Corp.	144	15,899
SS&C Technologies Holdings, Inc.	186	11,541
TransUnion	156	11,254
UL Solutions, Inc. Class A	210	21,391
Verisk Analytics, Inc.	58	10,413
		313,149
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CBRE Group, Inc. Class A (a)	249	33,538
Howard Hughes Holdings, Inc. (a)	23	1,644
Jones Lang LaSalle, Inc. (a)	217	67,259
		102,441
RESIDENTIAL REITs — 0.7%
American Homes 4 Rent Class A REIT	255	8,548
AvalonBay Communities, Inc. REIT	104	19,624
Camden Property Trust REIT	114	13,052
Security Description	Shares	Value
Equity LifeStyle Properties, Inc. REIT	323	$20,817
Equity Residential REIT	403	27,376
Essex Property Trust, Inc. REIT	77	22,452
Invitation Homes, Inc. REIT	310	9,365
Mid-America Apartment Communities, Inc. REIT	80	11,115
Sun Communities, Inc. REIT	417	50,002
UDR, Inc. REIT	304	12,136
		194,487
RETAIL REITs — 0.7%
Agree Realty Corp. REIT	65	4,923
Brixmor Property Group, Inc. REIT	593	18,697
Federal Realty Investment Trust REIT	178	21,972
Kimco Realty Corp. REIT	571	14,475
NNN REIT, Inc.	352	16,378
Realty Income Corp. REIT	134	8,303
Regency Centers Corp. REIT	216	17,224
Simon Property Group, Inc. REIT	509	113,838
		215,810
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.0%
Advanced Micro Devices, Inc. (a)	15	8,714
Allegro MicroSystems, Inc. (a)	310	21,582
Amkor Technology, Inc.	691	59,585
Analog Devices, Inc.	85	33,759
Applied Materials, Inc.	90	65,070
Astera Labs, Inc. (a)	205	99,019
Broadcom, Inc.	27	10,199
Cirrus Logic, Inc. (a)	432	64,165
Credo Technology Group Holding Ltd. (a)	500	135,975
Enphase Energy, Inc. (a)	63	3,102
Entegris, Inc.	121	21,763
First Solar, Inc. (a)	332	78,339
FormFactor, Inc. (a)	233	37,264
GLOBALFOUNDRIES, Inc.	314	25,877
KLA Corp.	285	85,987
Lam Research Corp.	111	48,100
Lattice Semiconductor Corp. (a)	338	51,700
MACOM Technology Solutions Holdings, Inc. (a)	22	8,368
Marvell Technology, Inc.	227	67,621
Microchip Technology, Inc.	79	7,205
Micron Technology, Inc.	12	13,851
MKS, Inc.	76	33,805
Monolithic Power Systems, Inc.	60	82,942
NVIDIA Corp.	132	26,412
ON Semiconductor Corp. (a)	492	46,514
Onto Innovation, Inc. (a)	248	93,856
Qnity Electronics, Inc.	403	65,814
Qorvo, Inc. (a)	451	42,065
QUALCOMM, Inc.	245	45,273
Rambus, Inc. (a)	593	78,715
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Semtech Corp. (a)	161	$26,058
SiTime Corp. (a)	13	9,692
Skyworks Solutions, Inc.	1,109	75,190
Teradyne, Inc.	252	121,928
Texas Instruments, Inc.	112	33,384
Universal Display Corp.	104	9,005
		1,737,898
SOFTWARE — 2.8%
Adobe, Inc. (a)	238	48,795
Appfolio, Inc. Class A (a) (b)	63	10,102
AppLovin Corp. Class A (a)	78	40,188
Atlassian Corp. Class A (a)	54	4,201
Autodesk, Inc. (a)	178	34,607
Bentley Systems, Inc. Class B (b)	135	4,035
Bill Holdings, Inc. (a)	108	3,905
Cadence Design Systems, Inc. (a)	78	29,275
Crowdstrike Holdings, Inc. Class A (a)	21	16,026
Datadog, Inc. Class A (a)	86	22,391
Docusign, Inc. (a)	573	25,453
Dolby Laboratories, Inc. Class A	314	16,510
Dropbox, Inc. Class A (a)	1,293	35,519
Dynatrace, Inc. (a)	439	19,276
Elastic NV (a)	142	8,097
Fair Isaac Corp. (a)	7	8,363
Fortinet, Inc. (a)	404	62,062
Gen Digital, Inc.	649	16,154
Gitlab, Inc. Class A (a)	64	1,954
Guidewire Software, Inc. (a)	20	2,461
HubSpot, Inc. (a)	33	6,023
Intuit, Inc.	72	18,792
IREN Ltd. (a)	44	2,012
Manhattan Associates, Inc. (a)	132	18,381
Microsoft Corp.	38	14,175
Nutanix, Inc. Class A (a)	85	4,332
Palantir Technologies, Inc. Class A (a)	38	4,433
Palo Alto Networks, Inc. (a)	57	19,438
Pegasystems, Inc.	480	14,386
Procore Technologies, Inc. (a)	120	4,874
PTC, Inc. (a)	248	28,175
RingCentral, Inc. Class A	626	24,401
Roper Technologies, Inc.	25	8,460
Salesforce, Inc.	170	26,632
Samsara, Inc. Class A (a)	186	6,032
SentinelOne, Inc. Class A (a)	127	2,155
ServiceNow, Inc. (a)	53	5,262
Trimble, Inc. (a)	109	5,579
Tyler Technologies, Inc. (a)	41	11,991
UiPath, Inc. Class A (a) (b)	1,775	19,294
Unity Software, Inc. (a)	104	2,972
Workday, Inc. Class A (a)	164	20,077
Zoom Communications, Inc. (a)	1,576	136,025
Zscaler, Inc. (a)	22	3,105
		816,380
Security Description	Shares	Value
SPECIALIZED REITs — 1.1%
American Tower Corp. REIT	53	$8,669
Crown Castle, Inc. REIT	337	25,521
CubeSmart REIT	330	13,124
Digital Realty Trust, Inc. REIT	50	8,979
EPR Properties REIT	220	12,762
Equinix, Inc. REIT	11	11,466
Extra Space Storage, Inc. REIT	89	12,932
Gaming & Leisure Properties, Inc. REIT	732	32,596
Iron Mountain, Inc. REIT	38	4,800
Lamar Advertising Co. Class A REIT	296	46,170
Millrose Properties, Inc. REIT	898	26,985
National Storage Affiliates Trust REIT	84	3,735
Public Storage REIT	121	38,515
Rayonier, Inc. REIT	109	2,320
SBA Communications Corp. REIT	165	29,116
VICI Properties, Inc. REIT	1,441	38,259
Weyerhaeuser Co. REIT	200	4,788
		320,737
SPECIALTY RETAIL — 2.5%
AutoNation, Inc. (a)	28	5,202
AutoZone, Inc. (a)	8	25,568
Bath & Body Works, Inc.	472	10,917
Best Buy Co., Inc.	914	69,354
Burlington Stores, Inc. (a)	172	54,490
CarMax, Inc. (a)	127	6,717
Carvana Co. (a)	408	26,855
Chewy, Inc. Class A (a)	246	4,834
Dick's Sporting Goods, Inc.	71	16,104
Five Below, Inc. (a)	346	62,207
Floor & Decor Holdings, Inc. Class A (a)	172	10,210
GameStop Corp. Class A (a)	227	5,012
Gap, Inc.	1,699	31,737
Home Depot, Inc.	23	8,112
Lithia Motors, Inc.	27	7,843
Lowe's Cos., Inc.	36	7,938
Murphy USA, Inc.	62	33,410
O'Reilly Automotive, Inc. (a)	323	29,745
Penske Automotive Group, Inc.	44	7,874
Ross Stores, Inc.	397	84,501
TJX Cos., Inc.	258	39,087
Tractor Supply Co.	757	23,929
Ulta Beauty, Inc. (a)	127	57,274
Valvoline, Inc. (a)	180	7,117
Wayfair, Inc. Class A (a)	290	26,802
Williams-Sonoma, Inc.	300	69,930
		732,769
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Apple, Inc.	215	62,212
Dell Technologies, Inc. Class C	128	55,227
Everpure, Inc. Class A (a)	929	73,196
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Hewlett Packard Enterprise Co.	242	$10,917
HP, Inc.	2,070	45,416
IonQ, Inc. (a)	28	1,491
NetApp, Inc.	655	101,368
Sandisk Corp. (a)	4	9,095
Super Micro Computer, Inc. (a)	1,006	29,506
Western Digital Corp.	118	75,369
		463,797
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Amer Sports, Inc. (a)	132	4,467
Columbia Sportswear Co.	151	9,335
Crocs, Inc. (a)	205	24,731
Deckers Outdoor Corp. (a)	459	45,574
Lululemon Athletica, Inc. (a)	164	18,725
NIKE, Inc. Class B	437	17,939
On Holding AG Class A (a)	142	5,030
PVH Corp.	284	21,090
Ralph Lauren Corp.	176	70,648
Tapestry, Inc.	253	37,034
VF Corp.	2,319	38,681
		293,254
TOBACCO — 0.3%
Altria Group, Inc.	1,153	82,958
Philip Morris International, Inc.	84	15,197
		98,155
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Applied Industrial Technologies, Inc.	146	49,370
Core & Main, Inc. Class A (a)	336	16,212
Fastenal Co.	877	42,122
Ferguson Enterprises, Inc.	163	38,685
MSC Industrial Direct Co., Inc. Class A	272	32,354
SiteOne Landscape Supply, Inc. (a)	178	20,365
Sunbelt Rentals Holdings, Inc.	891	66,656
United Rentals, Inc.	62	70,239
Watsco, Inc.	80	33,338
WESCO International, Inc.	119	41,106
WW Grainger, Inc.	41	55,777
		466,224
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	196	25,790
Security Description	Shares	Value
Essential Utilities, Inc.	665	$25,476
		51,266
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Millicom International Cellular SA	752	68,252
T-Mobile U.S., Inc.	59	9,896
		78,148
TOTAL COMMON STOCKS (Cost $25,941,601)		28,982,300
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	28,737	28,737
State Street Navigator Securities Lending Portfolio II (c) (f)	105,281	105,281
TOTAL SHORT-TERM INVESTMENTS (Cost $134,018)		134,018
TOTAL INVESTMENTS — 100.3% (Cost $26,075,619)		29,116,318
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(76,837)
NET ASSETS — 100.0%		$29,039,481

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro E-mini S&P 500 Futures (long)	1	09/18/2026	$37,501	$37,741	$240
During the year ended June 30, 2026, the average notional value related to futures contracts was $107,599.
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$28,982,296	$4	$—	$28,982,300
Short-Term Investments	134,018	—	—	134,018
TOTAL INVESTMENTS	$29,116,314	$4	$—	$29,116,318
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$240	$—	$—	$240
TOTAL OTHER FINANCIAL INSTRUMENTS:	$240	$—	$—	$240
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Corp.	258	$27,436	$33,079	$32,458	$13,003	$(5,105)	212	$35,955	$509
State Street Institutional U.S. Government Money Market Fund, Class G Shares	287,889	287,889	1,909,447	2,168,599	—	—	28,737	28,737	4,248
State Street Navigator Securities Lending Portfolio II	254,914	254,914	9,331,032	9,480,665	—	—	105,281	105,281	1,589
Total		$570,239	$11,273,558	$11,681,722	$13,003	$(5,105)		$169,973	$6,346
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.3%
Huntington Ingalls Industries, Inc.	8,372	$2,343,239
AIR FREIGHT & LOGISTICS — 1.9%
CH Robinson Worldwide, Inc.	13,946	2,626,590
United Parcel Service, Inc. Class B	102,217	10,988,327
		13,614,917
AIRLINES — 0.7%
Southwest Airlines Co.	92,542	4,758,510
AUTO COMPONENTS — 0.4%
Gentex Corp.	46,172	1,166,767
Lear Corp.	10,957	1,468,895
		2,635,662
AUTOMOBILES — 0.8%
Ford Motor Co.	360,145	5,006,016
Thor Industries, Inc.	10,909	819,920
		5,825,936
BANKS — 2.2%
Bank OZK	22,293	1,161,242
Columbia Banking System, Inc.	40,213	1,288,827
Commerce Bancshares, Inc.	13,403	774,023
Cullen/Frost Bankers, Inc.	5,360	828,227
First Hawaiian, Inc.	23,371	684,770
First Horizon Corp.	41,212	1,056,676
FNB Corp.	45,302	864,362
KeyCorp	79,240	1,826,482
Popular, Inc.	5,164	847,826
Prosperity Bancshares, Inc.	14,041	1,025,414
Regions Financial Corp.	85,048	2,568,450
Southstate Bank Corp.	8,764	875,524
Webster Financial Corp.	13,461	1,028,690
Zions Bancorp NA	19,329	1,337,373
		16,167,886
BEVERAGES — 1.2%
Brown-Forman Corp. Class A	9,131	249,824
Brown-Forman Corp. Class B	29,195	778,047
Constellation Brands, Inc. Class A	19,416	2,700,571
Keurig Dr. Pepper, Inc.	82,679	2,706,084
Molson Coors Beverage Co. Class B	33,223	1,294,368
Primo Brands Corp.	33,469	817,982
		8,546,876
BROADLINE RETAIL — 0.2%
Macy's, Inc.	57,156	1,346,024
BUILDING PRODUCTS — 1.7%
A.O. Smith Corp.	24,250	1,520,960
Allegion PLC	10,217	1,435,386
Carlisle Cos., Inc.	6,049	2,194,275
Fortune Brands Innovations, Inc.	25,156	1,381,064
Masco Corp.	38,996	3,173,105
Security Description	Shares	Value
Owens Corning	17,035	$2,707,884
		12,412,674
CAPITAL MARKETS — 2.8%
Blue Owl Capital, Inc.	117,562	1,028,667
Evercore, Inc. Class A	4,213	1,438,487
FactSet Research Systems, Inc.	7,851	1,806,358
Franklin Resources, Inc.	25,469	847,354
Hamilton Lane, Inc. Class A (a)	8,538	673,051
Houlihan Lokey, Inc.	11,820	1,585,417
Jefferies Financial Group, Inc.	22,742	1,136,645
Lazard, Inc.	20,250	849,285
MarketAxess Holdings, Inc.	7,588	861,162
Morningstar, Inc.	3,053	476,329
SEI Investments Co.	16,735	1,467,827
Stifel Financial Corp.	14,659	1,022,758
T. Rowe Price Group, Inc.	45,137	5,131,625
TPG, Inc.	28,569	1,158,473
Virtu Financial, Inc. Class A	10,060	599,274
		20,082,712
CHEMICALS — 2.6%
CF Industries Holdings, Inc.	32,810	3,552,011
DuPont de Nemours, Inc.	16,308	2,212,017
Eastman Chemical Co.	24,627	1,649,516
LyondellBasell Industries NV Class A	44,908	2,364,406
Mosaic Co.	68,908	1,460,160
NewMarket Corp.	1,186	938,411
Olin Corp.	24,640	488,365
PPG Industries, Inc.	35,640	4,322,776
RPM International, Inc.	14,309	1,590,445
Scotts Miracle-Gro Co.	9,632	656,036
		19,234,143
COMMERCIAL SERVICES & SUPPLIES — 0.3%
MSA Safety, Inc.	4,195	732,363
Rollins, Inc.	23,762	991,826
Tetra Tech, Inc.	25,683	741,982
		2,466,171
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	27,523	1,921,105
CONSUMER FINANCE — 1.3%
Ally Financial, Inc.	29,002	1,332,642
OneMain Holdings, Inc.	25,036	1,526,445
SLM Corp.	35,305	915,812
Synchrony Financial	71,992	5,474,991
		9,249,890
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.4%
Albertsons Cos., Inc. Class A	71,968	973,727
Dollar General Corp.	47,148	5,427,206
Kroger Co.	119,518	6,636,834
Sysco Corp.	58,086	4,854,828
Target Corp.	54,155	7,073,185
		24,965,780
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
CONTAINERS & PACKAGING — 2.7%
AptarGroup, Inc.	11,807	$1,478,236
Avery Dennison Corp.	16,386	2,660,267
Ball Corp.	44,399	2,770,498
Crown Holdings, Inc.	16,396	1,833,401
Graphic Packaging Holding Co.	63,352	669,631
Packaging Corp. of America	12,739	3,035,449
Silgan Holdings, Inc. (a)	19,188	890,131
Smurfit Westrock PLC	111,946	5,178,622
Sonoco Products Co. (a)	21,258	1,197,888
		19,714,123
DISTRIBUTORS — 0.9%
Genuine Parts Co.	29,414	3,470,264
LKQ Corp.	55,076	1,450,151
Pool Corp.	6,858	1,473,784
		6,394,199
DIVERSIFIED CONSUMER SERVICES — 0.5%
ADT, Inc.	121,860	792,090
H&R Block, Inc.	27,218	1,036,462
Service Corp. International	19,390	1,472,864
		3,301,416
DIVERSIFIED REITs — 0.2%
WP Carey, Inc. REIT	15,021	1,074,002
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
Comcast Corp. Class A	665,721	16,343,450
Iridium Communications, Inc.	7,923	434,577
		16,778,027
ELECTRIC UTILITIES — 5.3%
Alliant Energy Corp.	26,188	1,997,883
Edison International	81,644	6,078,396
Entergy Corp.	19,539	2,244,250
Evergy, Inc.	34,549	2,986,070
Eversource Energy	80,619	5,826,335
Exelon Corp.	98,030	4,570,159
FirstEnergy Corp.	92,165	4,381,524
IDACORP, Inc. (a)	6,858	1,037,615
NRG Energy, Inc.	9,318	1,360,987
OGE Energy Corp.	43,990	2,140,553
Pinnacle West Capital Corp.	25,913	2,772,691
PPL Corp.	84,092	3,056,744
		38,453,207
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
CDW Corp.	19,403	2,728,838
ENERGY EQUIPMENT & SERVICES — 0.2%
NOV, Inc.	77,469	1,437,050
ENTERTAINMENT — 0.2%
TKO Group Holdings, Inc.	5,632	1,133,778
FINANCIAL SERVICES — 1.5%
Fidelity National Information Services, Inc.	110,845	4,309,654
Global Payments, Inc.	20,076	1,456,715
Security Description	Shares	Value
Jack Henry & Associates, Inc.	15,368	$2,116,788
MGIC Investment Corp.	45,050	1,270,410
UWM Holdings Corp. (a)	60,186	137,826
Voya Financial, Inc.	8,873	803,273
Western Union Co. (a)	67,302	518,225
		10,612,891
FOOD PRODUCTS — 4.2%
Archer-Daniels-Midland Co.	90,573	6,919,777
Campbell's Co.	41,448	923,047
Conagra Brands, Inc.	103,375	1,391,427
General Mills, Inc.	114,216	3,974,717
Hershey Co.	14,971	2,626,662
Hormel Foods Corp.	62,864	1,560,284
Ingredion, Inc.	13,573	1,285,499
J.M. Smucker Co.	11,071	1,245,488
JBS NV Class A	70,762	838,530
Kraft Heinz Co.	88,429	2,088,693
Lamb Weston Holdings, Inc.	28,620	1,235,812
McCormick & Co., Inc.	54,451	2,745,419
Smithfield Foods, Inc.	9,988	242,309
Tyson Foods, Inc. Class A	58,931	3,373,800
		30,451,464
GAS UTILITIES — 0.8%
Atmos Energy Corp.	10,192	1,755,776
MDU Resources Group, Inc.	44,302	939,645
National Fuel Gas Co.	20,393	1,574,544
UGI Corp.	46,607	1,609,806
		5,879,771
GROUND TRANSPORTATION — 0.3%
Ryder System, Inc.	8,020	2,115,436
Schneider National, Inc. Class B	11,157	407,565
		2,523,001
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Baxter International, Inc.	49,414	1,053,506
Becton Dickinson & Co.	35,202	5,327,119
ResMed, Inc.	12,750	2,484,720
		8,865,345
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Cigna Group	38,539	10,624,432
Quest Diagnostics, Inc.	17,515	3,712,304
		14,336,736
HEALTH CARE REITs — 0.4%
Omega Healthcare Investors, Inc. REIT	56,278	2,683,335
HOTEL & RESORT REITs — 0.5%
Host Hotels & Resorts, Inc. REIT	145,328	3,445,727
HOTELS, RESTAURANTS & LEISURE — 2.1%
Boyd Gaming Corp.	9,090	802,920
Darden Restaurants, Inc.	24,524	5,052,189
Domino's Pizza, Inc.	6,370	1,885,775
Las Vegas Sands Corp.	41,115	1,899,102
Texas Roadhouse, Inc.	14,056	2,716,041
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Travel & Leisure Co.	12,843	$981,590
Vail Resorts, Inc.	7,608	1,035,829
Wyndham Hotels & Resorts, Inc.	11,906	1,002,604
		15,376,050
HOUSEHOLD DURABLES — 0.6%
Lennar Corp. Class A	43,782	3,961,833
Lennar Corp. Class B	1,958	173,694
Whirlpool Corp.	13,617	536,782
		4,672,309
HOUSEHOLD PRODUCTS — 0.9%
Clorox Co.	25,749	2,457,485
Kimberly-Clark Corp.	33,701	3,699,359
Reynolds Consumer Products, Inc.	11,831	317,662
		6,474,506
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp.	151,854	2,226,179
Clearway Energy, Inc. Class C (a)	22,021	752,678
		2,978,857
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	4,365	884,043
First Industrial Realty Trust, Inc. REIT	13,151	806,288
Rexford Industrial Realty, Inc. REIT	13,057	437,410
STAG Industrial, Inc. REIT	24,751	942,023
		3,069,764
INSURANCE — 10.7%
Allstate Corp.	55,043	13,096,931
American Financial Group, Inc.	14,153	1,980,571
Assurant, Inc.	4,282	1,149,845
Assured Guaranty Ltd.	9,062	726,410
Axis Capital Holdings Ltd.	13,803	1,482,994
Cincinnati Financial Corp.	32,633	6,041,674
CNA Financial Corp.	4,542	220,787
Everest Group Ltd.	8,465	3,023,952
Fidelity National Financial, Inc.	39,077	1,842,871
First American Financial Corp.	21,158	1,451,227
Hanover Insurance Group, Inc.	7,541	1,614,679
Hartford Insurance Group, Inc.	38,459	5,096,587
Lincoln National Corp.	31,455	1,111,934
Old Republic International Corp.	48,122	1,969,152
Primerica, Inc.	6,680	1,898,456
Progressive Corp.	124,453	27,186,758
Prudential Financial, Inc.	29,556	3,189,979
Reinsurance Group of America, Inc.	5,206	1,107,056
RLI Corp.	17,758	1,048,965
Willis Towers Watson PLC	10,786	2,819,137
		78,059,965
INTERACTIVE MEDIA & SERVICES — 0.3%
Match Group, Inc.	49,598	1,887,204
IT SERVICES — 1.8%
Accenture PLC Class A	63,822	7,942,010
Security Description	Shares	Value
Amdocs Ltd.	22,938	$1,159,286
Cognizant Technology Solutions Corp. Class A	101,631	3,936,169
		13,037,465
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	14,009	1,180,118
LEISURE PRODUCTS — 0.3%
Hasbro, Inc.	30,086	2,484,803
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Qiagen NV	33,171	1,296,986
MACHINERY — 3.7%
AGCO Corp.	4,871	583,059
Allison Transmission Holdings, Inc.	6,821	769,000
Donaldson Co., Inc.	20,870	1,873,500
Graco, Inc.	29,501	2,230,571
Oshkosh Corp.	13,298	2,040,977
Otis Worldwide Corp.	75,074	5,375,298
Pentair PLC	25,628	1,964,642
Snap-on, Inc.	10,864	4,371,674
Stanley Black & Decker, Inc.	33,246	3,129,113
Toro Co.	20,406	1,987,952
Xylem, Inc.	19,427	2,296,466
		26,622,252
MEDIA — 0.5%
Fox Corp. Class B	13,705	641,942
Nexstar Media Group, Inc.	6,177	1,103,150
Sirius XM Holdings, Inc.	38,432	1,135,281
Versant Media Group, Inc.	29,151	1,049,728
		3,930,101
METALS & MINING — 1.5%
Anglogold Ashanti PLC	108,371	8,766,130
Aura Minerals, Inc.	4,541	285,856
Reliance, Inc.	5,363	2,003,617
		11,055,603
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.1%
AGNC Investment Corp. REIT	245,021	2,670,729
Annaly Capital Management, Inc. REIT	152,606	3,412,270
Rithm Capital Corp. REIT	83,531	784,356
Starwood Property Trust, Inc. REIT	72,264	1,183,684
		8,051,039
MULTI-UTILITIES — 4.0%
Ameren Corp.	27,289	3,084,749
CenterPoint Energy, Inc.	40,649	1,790,182
CMS Energy Corp.	38,034	2,909,601
Consolidated Edison, Inc.	39,153	4,331,496
Dominion Energy, Inc.	48,304	3,298,680
DTE Energy Co.	29,402	4,479,983
NiSource, Inc.	47,871	2,276,266
Public Service Enterprise Group, Inc.	44,430	3,605,939
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
WEC Energy Group, Inc.	27,498	$3,210,941
		28,987,837
OFFICE REITs — 0.4%
BXP, Inc. REIT	12,305	815,945
Kilroy Realty Corp. REIT	25,028	937,799
Vornado Realty Trust REIT	37,984	1,492,771
		3,246,515
OIL, GAS & CONSUMABLE FUELS — 7.1%
Antero Midstream Corp.	71,581	1,628,468
APA Corp.	75,387	2,455,355
Chord Energy Corp.	12,221	1,396,860
Devon Energy Corp.	156,382	6,461,704
Diamondback Energy, Inc.	16,391	2,881,210
DT Midstream, Inc.	8,380	1,229,681
EOG Resources, Inc.	75,544	9,800,323
Expand Energy Corp.	48,727	4,443,415
HF Sinclair Corp.	33,068	2,303,186
Matador Resources Co.	25,043	1,246,641
ONEOK, Inc.	114,105	9,920,289
Ovintiv, Inc.	60,502	3,185,430
Permian Resources Corp. Class A	169,054	3,112,284
Range Resources Corp.	31,340	1,165,535
		51,230,381
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	13,484	1,060,651
PERSONAL CARE PRODUCTS — 0.6%
Kenvue, Inc.	215,013	4,108,898
PHARMACEUTICALS — 1.4%
Royalty Pharma PLC Class A	37,147	2,082,832
Viatris, Inc.	93,710	1,488,115
Zoetis, Inc.	90,257	6,485,868
		10,056,815
PROFESSIONAL SERVICES — 2.4%
Booz Allen Hamilton Holding Corp.	25,963	1,575,175
Broadridge Financial Solutions, Inc.	24,684	3,380,474
Genpact Ltd.	33,670	925,925
Jacobs Solutions, Inc.	11,026	1,389,276
KBR, Inc.	27,212	939,630
Leidos Holdings, Inc.	18,815	1,937,381
Paychex, Inc.	49,191	4,836,951
Paycom Software, Inc.	8,877	1,115,661
Robert Half, Inc.	21,388	656,612
Science Applications International Corp.	7,695	849,605
		17,606,690
RESIDENTIAL REITs — 2.8%
American Homes 4 Rent Class A REIT	34,419	1,153,725
AvalonBay Communities, Inc. REIT	12,699	2,396,174
Camden Property Trust REIT	13,809	1,580,992
Equity LifeStyle Properties, Inc. REIT	29,294	1,887,998
Security Description	Shares	Value
Equity Residential REIT	45,730	$3,106,439
Essex Property Trust, Inc. REIT	7,940	2,315,224
Invitation Homes, Inc. REIT	44,003	1,329,331
Mid-America Apartment Communities, Inc. REIT	11,789	1,637,964
Sun Communities, Inc. REIT	26,124	3,132,529
UDR, Inc. REIT	38,954	1,555,044
		20,095,420
RETAIL REITs — 2.0%
Agree Realty Corp. REIT	6,466	489,735
Brixmor Property Group, Inc. REIT	43,893	1,383,946
Federal Realty Investment Trust REIT	11,634	1,436,101
Kimco Realty Corp. REIT	47,134	1,194,847
NNN REIT, Inc.	35,676	1,660,004
Regency Centers Corp. REIT	17,750	1,415,385
Simon Property Group, Inc. REIT	32,416	7,249,839
		14,829,857
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Skyworks Solutions, Inc.	32,087	2,175,499
Universal Display Corp.	9,343	809,010
		2,984,509
SOFTWARE — 0.3%
Dolby Laboratories, Inc. Class A	12,899	678,229
Gen Digital, Inc.	70,083	1,744,366
		2,422,595
SPECIALIZED REITs — 3.7%
Crown Castle, Inc. REIT	47,250	3,578,243
CubeSmart REIT	43,303	1,722,160
EPR Properties REIT	16,240	942,083
Extra Space Storage, Inc. REIT	10,493	1,524,633
Gaming & Leisure Properties, Inc. REIT	58,199	2,591,602
Lamar Advertising Co. Class A REIT	18,261	2,848,351
Millrose Properties, Inc. REIT	33,204	997,780
National Storage Affiliates Trust REIT	5,822	258,904
Public Storage REIT	11,355	3,614,410
Rayonier, Inc. REIT	13,980	297,494
SBA Communications Corp. REIT	13,085	2,308,979
VICI Properties, Inc. REIT	224,795	5,968,307
		26,652,946
SPECIALTY RETAIL — 1.7%
Bath & Body Works, Inc.	43,616	1,008,838
Best Buy Co., Inc.	42,122	3,196,217
Gap, Inc.	48,228	900,899
Penske Automotive Group, Inc.	3,824	684,305
Tractor Supply Co.	112,564	3,558,148
Williams-Sonoma, Inc.	13,590	3,167,829
		12,516,236
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
HP, Inc.	195,788	$4,295,589
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Columbia Sportswear Co.	4,664	288,328
NIKE, Inc. Class B	151,713	6,227,819
Ralph Lauren Corp.	3,421	1,373,224
VF Corp.	76,193	1,270,899
		9,160,270
TOBACCO — 1.0%
Altria Group, Inc.	105,731	7,607,345
TRADING COMPANIES & DISTRIBUTORS — 0.6%
MSC Industrial Direct Co., Inc. Class A	9,832	1,169,517
Watsco, Inc. (a)	7,481	3,117,557
		4,287,074
WATER UTILITIES — 0.6%
American Water Works Co., Inc.	17,775	2,338,834
Essential Utilities, Inc.	59,783	2,290,287
		4,629,121
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Millicom International Cellular SA	19,619	1,780,620
TOTAL COMMON STOCKS (Cost $702,825,720)		723,120,826
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.3%
State Street Navigator Securities Lending Portfolio II (b) (c) (Cost $2,328,332)	2,328,332	$2,328,332
TOTAL INVESTMENTS — 99.9% (Cost $705,154,052)		725,449,158
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,011,792
NET ASSETS — 100.0%		$726,460,950

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(c)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	8	09/18/2026	$3,016,832	$3,019,300	$2,468
During the year ended June 30, 2026, the average notional value related to futures contracts was $2,747,038.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$723,120,826	$—	$—	$723,120,826
Short-Term Investment	2,328,332	—	—	2,328,332
TOTAL INVESTMENTS	$725,449,158	$—	$—	$725,449,158
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$2,468	$—	$—	$2,468
TOTAL OTHER FINANCIAL INSTRUMENTS:	$2,468	$—	$—	$2,468
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	354,937	$354,937	$56,169,689	$56,524,626	$—	$—	—	$—	$77,874
State Street Navigator Securities Lending Portfolio II	2,849,891	2,849,891	134,534,081	135,055,640	—	—	2,328,332	2,328,332	20,182
Total		$3,204,828	$190,703,770	$191,580,266	$—	$—		$2,328,332	$98,056
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 8.8%
AeroVironment, Inc. (a)	49,878	$8,233,362
ATI, Inc. (a)	210,244	41,439,092
BWX Technologies, Inc.	140,982	27,442,146
Carpenter Technology Corp.	76,475	47,172,839
Curtiss-Wright Corp.	56,888	43,107,451
Hexcel Corp. (b)	116,627	11,669,698
Kratos Defense & Security Solutions, Inc. (a)	288,256	14,372,444
Moog, Inc. Class A	43,736	18,537,066
StandardAero, Inc. (a)	181,636	5,432,733
Woodward, Inc.	91,688	39,007,743
		256,414,574
AUTO COMPONENTS — 0.4%
Autoliv, Inc. (b)	65,569	7,617,151
Gentex Corp.	131,696	3,327,958
		10,945,109
BANKS — 1.0%
Cullen/Frost Bankers, Inc.	48,165	7,442,456
East West Bancorp, Inc.	108,067	13,950,369
First Financial Bankshares, Inc.	84,692	2,930,343
International Bancshares Corp.	39,353	2,988,860
Texas Capital Bancshares, Inc.	33,119	3,419,868
		30,731,896
BEVERAGES — 0.8%
Celsius Holdings, Inc. (a) (b)	245,062	7,175,415
Coca-Cola Consolidated, Inc.	87,393	16,685,072
		23,860,487
BIOTECHNOLOGY — 5.1%
Arrowhead Pharmaceuticals, Inc. (a)	217,834	17,755,649
BioMarin Pharmaceutical, Inc. (a)	169,189	9,680,995
Cytokinetics, Inc. (a)	112,597	9,592,139
Exelixis, Inc. (a)	388,712	21,149,820
Halozyme Therapeutics, Inc. (a)	182,308	14,269,247
Neurocrine Biosciences, Inc. (a)	155,483	26,204,327
Roivant Sciences Ltd. (a)	404,421	14,312,459
United Therapeutics Corp. (a)	65,344	35,405,340
		148,369,976
BROADLINE RETAIL — 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	93,046	7,153,376
BUILDING PRODUCTS — 1.5%
AAON, Inc.	104,509	13,258,012
Advanced Drainage Systems, Inc.	61,586	9,666,538
Carlisle Cos., Inc.	26,682	9,678,895
Fortune Brands Innovations, Inc.	104,183	5,719,647
Simpson Manufacturing Co., Inc.	31,168	6,525,021
		44,848,113
Security Description	Shares	Value
CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc.	40,585	$13,733,964
Carlyle Group, Inc.	156,351	6,583,941
Evercore, Inc. Class A	36,872	12,589,576
Federated Hermes, Inc. (b)	112,020	6,185,744
Hamilton Lane, Inc. Class A	34,144	2,691,571
Houlihan Lokey, Inc.	44,037	5,906,683
Morningstar, Inc.	16,743	2,612,243
SEI Investments Co.	82,728	7,256,073
Stifel Financial Corp.	130,509	9,105,613
		66,665,408
CHEMICALS — 1.0%
NewMarket Corp. (b)	11,731	9,282,036
RPM International, Inc.	80,897	8,991,702
Solstice Advanced Materials, Inc.	129,298	11,455,803
		29,729,541
COMMERCIAL SERVICES & SUPPLIES — 2.3%
Brink's Co.	45,241	4,274,822
Clean Harbors, Inc. (a)	38,909	11,624,064
MSA Safety, Inc.	33,827	5,905,518
RB Global, Inc. (b)	287,023	33,423,828
Tetra Tech, Inc.	401,319	11,594,106
		66,822,338
COMMUNICATIONS EQUIPMENT — 0.6%
Viavi Solutions, Inc. (a)	359,700	17,175,675
CONSTRUCTION & ENGINEERING — 5.3%
AECOM	87,435	6,102,963
API Group Corp. (a)	593,187	25,121,469
Dycom Industries, Inc. (a)	46,168	23,342,079
IES Holdings, Inc. (a)	13,520	9,932,603
MasTec, Inc. (a)	94,817	39,449,561
Sterling Infrastructure, Inc. (a)	47,235	39,647,170
Valmont Industries, Inc.	17,891	10,333,842
		153,929,687
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	24,558	5,525,550
Knife River Corp. (a) (b)	35,133	2,938,875
		8,464,425
CONSUMER FINANCE — 0.6%
FirstCash Holdings, Inc. (b)	59,329	12,834,049
SLM Corp. (b)	160,440	4,161,814
		16,995,863
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.2%
Sprouts Farmers Market, Inc. (a)	57,607	4,872,400
DIVERSIFIED CONSUMER SERVICES — 0.9%
Duolingo, Inc. (a) (b)	42,543	4,893,296
Graham Holdings Co. Class B	2,485	2,836,429
Grand Canyon Education, Inc. (a)	40,175	5,749,444
H&R Block, Inc.	101,925	3,881,304
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Service Corp. International	113,118	$8,592,443
		25,952,916
DIVERSIFIED REITs — 0.4%
WP Carey, Inc. REIT	181,465	12,974,748
ELECTRIC UTILITIES — 0.3%
IDACORP, Inc. (b)	44,169	6,682,770
TXNM Energy, Inc.	63,207	3,588,893
		10,271,663
ELECTRICAL EQUIPMENT — 3.4%
Acuity, Inc.	31,456	11,848,217
EnerSys	56,676	13,251,982
Nextpower, Inc. Class A (a)	149,246	17,781,169
nVent Electric PLC	248,953	42,224,918
Vicor Corp. (a) (b)	36,165	13,734,744
		98,841,030
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.5%
Advanced Energy Industries, Inc.	58,828	21,935,196
Belden, Inc.	27,679	3,318,989
Cognex Corp.	128,698	9,320,309
Crane NXT Co. (b)	32,888	1,682,550
Fabrinet (a)	55,137	30,991,405
Littelfuse, Inc.	16,424	7,478,340
Novanta, Inc. (a) (b)	25,866	4,196,500
Sanmina Corp. (a)	82,400	20,853,792
TTM Technologies, Inc. (a)	159,810	29,887,666
Vontier Corp.	95,831	2,779,099
		132,443,846
ENERGY EQUIPMENT & SERVICES — 1.8%
TechnipFMC PLC	613,689	40,687,581
Valaris Ltd. (a)	98,800	7,172,880
Weatherford International PLC	46,729	3,808,413
		51,668,874
ENTERTAINMENT — 1.1%
Roku, Inc. (a)	201,900	27,890,466
Warner Music Group Corp. Class A	119,903	3,245,774
		31,136,240
FINANCIAL SERVICES — 1.5%
Equitable Holdings, Inc.	209,003	9,171,052
Essent Group Ltd.	59,898	3,850,244
MGIC Investment Corp.	165,127	4,656,581
Shift4 Payments, Inc. Class A (a) (b)	59,035	2,871,462
Toast, Inc. Class A (a)	723,100	20,116,642
WEX, Inc. (a)	31,607	4,459,432
		45,125,413
FOOD PRODUCTS — 0.1%
Marzetti Co.	15,666	1,788,431
GAS UTILITIES — 0.3%
National Fuel Gas Co.	91,101	7,033,908
Security Description	Shares	Value
Spire, Inc.	39,358	$3,073,466
		10,107,374
GROUND TRANSPORTATION — 1.4%
Avis Budget Group, Inc. (a) (b)	18,131	2,680,306
XPO, Inc. (a)	180,701	37,096,108
		39,776,414
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Globus Medical, Inc. Class A (a)	175,269	13,848,004
Haemonetics Corp. (a)	43,093	3,231,975
Lantheus Holdings, Inc. (a) (b)	68,899	7,643,655
LivaNova PLC (a) (b)	84,223	6,925,657
Penumbra, Inc. (a)	60,479	19,096,244
		50,745,535
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Chemed Corp.	10,059	4,684,879
Encompass Health Corp.	153,392	15,504,863
Ensign Group, Inc.	89,090	14,281,127
HealthEquity, Inc. (a)	130,609	11,796,605
Hims & Hers Health, Inc. (a) (b)	325,604	11,288,691
Option Care Health, Inc. (a)	240,478	5,042,824
Tenet Healthcare Corp. (a)	132,558	24,798,950
		87,397,939
HEALTH CARE REITs — 1.5%
American Healthcare REIT, Inc. (b)	181,761	9,478,836
CareTrust REIT, Inc.	365,368	14,742,599
Omega Healthcare Investors, Inc. REIT	247,057	11,779,678
Sabra Health Care REIT, Inc.	386,972	7,549,823
		43,550,936
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a)	206,926	4,291,645
HOTELS, RESTAURANTS & LEISURE — 3.2%
Boyd Gaming Corp.	84,356	7,451,165
Cava Group, Inc. (a)	64,990	5,100,415
Choice Hotels International, Inc. (b)	18,481	2,037,900
Churchill Downs, Inc.	102,374	9,176,805
Dutch Bros, Inc. Class A (a)	110,501	7,935,077
Hilton Grand Vacations, Inc. (a) (b)	91,983	4,817,150
Hyatt Hotels Corp. Class A (b)	43,784	8,487,091
Planet Fitness, Inc. Class A (a)	122,410	6,386,130
Texas Roadhouse, Inc.	101,076	19,530,915
Travel & Leisure Co.	95,785	7,320,847
Vail Resorts, Inc. (b)	27,037	3,681,088
Wingstop, Inc.	41,799	7,248,365
Wyndham Hotels & Resorts, Inc.	60,759	5,116,515
		94,289,463
HOUSEHOLD DURABLES — 0.9%
Somnigroup International, Inc.	323,605	25,370,632
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.3%
Ormat Technologies, Inc. (b)	94,416	$10,281,903
Talen Energy Corp. (a)	69,839	26,836,334
		37,118,237
INDUSTRIAL REITs — 1.0%
EastGroup Properties, Inc. REIT	51,064	10,341,992
First Industrial Realty Trust, Inc. REIT	203,756	12,492,280
STAG Industrial, Inc. REIT	180,353	6,864,235
		29,698,507
INSURANCE — 1.8%
American Financial Group, Inc.	42,295	5,918,762
Hanover Insurance Group, Inc.	22,989	4,922,405
Kinsale Capital Group, Inc. (b)	33,883	11,174,952
Old Republic International Corp.	178,748	7,314,368
Primerica, Inc.	27,983	7,952,769
RenaissanceRe Holdings Ltd.	34,300	10,869,670
Ryan Specialty Holdings, Inc. (b)	115,121	4,346,969
		52,499,895
INTERACTIVE MEDIA & SERVICES — 0.4%
Pinterest, Inc. Class A (a)	506,585	10,653,483
IT SERVICES — 3.5%
DigitalOcean Holdings, Inc. (a)	125,210	19,661,727
Okta, Inc. (a)	258,316	35,247,218
Twilio, Inc. Class A (a)	233,631	48,205,084
		103,114,029
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Mattel, Inc. (a)	179,788	2,495,458
YETI Holdings, Inc. (a) (b)	69,106	3,424,893
		5,920,351
LIFE SCIENCES TOOLS & SERVICES — 2.2%
Bio-Rad Laboratories, Inc. Class A (a)	15,141	4,445,549
Bruker Corp. (b)	90,245	5,430,944
Illumina, Inc. (a)	126,382	22,221,747
Medpace Holdings, Inc. (a)	34,682	18,367,240
Repligen Corp. (a)	44,670	6,094,775
Sotera Health Co. (a) (b)	410,140	7,279,985
		63,840,240
MACHINERY — 6.6%
Chart Industries, Inc. (a)	69,143	14,446,738
Crane Co.	38,466	8,580,611
Donaldson Co., Inc.	119,212	10,701,661
Esab Corp.	38,949	3,841,540
Flowserve Corp.	197,646	14,657,427
Graco, Inc.	129,961	9,826,351
ITT, Inc.	138,246	27,339,529
Lincoln Electric Holdings, Inc.	57,281	15,208,678
Mueller Industries, Inc.	123,104	15,133,175
Oshkosh Corp.	43,987	6,751,125
RBC Bearings, Inc. (a)	48,543	31,264,605
Security Description	Shares	Value
SPX Technologies, Inc. (a)	76,979	$18,872,942
Watts Water Technologies, Inc. Class A	42,252	16,539,545
		193,163,927
MARINE — 0.2%
Kirby Corp. (a)	38,040	5,172,299
MEDIA — 0.7%
New York Times Co. Class A	249,116	17,433,138
Nexstar Media Group, Inc.	24,398	4,357,239
		21,790,377
METALS & MINING — 2.5%
Coeur Mining, Inc.	1,591,700	25,976,544
Hecla Mining Co.	1,031,209	15,911,555
MP Materials Corp. (a) (b)	123,435	6,913,594
Royal Gold, Inc.	125,339	25,018,918
		73,820,611
MULTI-UTILITIES — 0.1%
Northwestern Energy Group, Inc.	41,818	2,995,005
OFFICE REITs — 0.1%
COPT Defense Properties REIT	73,275	2,666,477
OIL, GAS & CONSUMABLE FUELS — 1.0%
Antero Midstream Corp.	514,136	11,696,594
DT Midstream, Inc.	113,611	16,671,278
		28,367,872
PERSONAL CARE PRODUCTS — 0.2%
elf Beauty, Inc. (a)	61,164	4,526,136
PHARMACEUTICALS — 1.4%
Elanco Animal Health, Inc. (a) (b)	768,089	18,902,670
Jazz Pharmaceuticals PLC (a)	96,496	23,252,641
		42,155,311
PROFESSIONAL SERVICES — 2.2%
CACI International, Inc. Class A (a)	33,980	15,741,575
ExlService Holdings, Inc. (a)	236,269	6,109,916
Exponent, Inc.	39,053	2,294,754
FTI Consulting, Inc. (a) (b)	18,554	2,764,732
Genpact Ltd.	114,625	3,152,188
Maximus, Inc.	43,879	2,358,935
Parsons Corp. (a) (b)	55,446	2,904,816
Paylocity Holding Corp. (a)	67,063	7,010,095
TransUnion	155,088	11,188,048
UL Solutions, Inc. Class A (b)	119,570	12,179,400
		65,704,459
RESIDENTIAL REITs — 0.3%
Equity LifeStyle Properties, Inc. REIT	151,928	9,791,760
RETAIL REITs — 0.7%
Agree Realty Corp. REIT (b)	83,441	6,319,821
Brixmor Property Group, Inc. REIT	218,241	6,881,139
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
NNN REIT, Inc.	126,462	$5,884,277
		19,085,237
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.4%
Allegro MicroSystems, Inc. (a)	120,945	8,420,191
Amkor Technology, Inc.	84,647	7,299,111
Cirrus Logic, Inc. (a)	44,956	6,677,315
Entegris, Inc.	93,747	16,861,335
Lattice Semiconductor Corp. (a)	124,335	19,018,282
MACOM Technology Solutions Holdings, Inc. (a)	100,983	38,410,904
MKS, Inc.	73,840	32,844,032
Onto Innovation, Inc. (a)	36,694	13,886,844
Rambus, Inc. (a)	167,241	22,199,570
Semtech Corp. (a)	100,200	16,217,370
Silicon Laboratories, Inc. (a)	27,056	5,913,359
SiTime Corp. (a)	34,119	25,437,762
Universal Display Corp.	29,583	2,561,592
		215,747,667
SOFTWARE — 4.1%
Appfolio, Inc. Class A (a) (b)	36,862	5,910,822
Bentley Systems, Inc. Class B (b)	145,240	4,341,224
Bill Holdings, Inc. (a)	67,206	2,430,169
Commvault Systems, Inc. (a)	38,530	5,460,857
Docusign, Inc. (a)	177,257	7,873,756
Dolby Laboratories, Inc. Class A	42,029	2,209,885
Dropbox, Inc. Class A (a)	231,566	6,361,118
Dynatrace, Inc. (a)	453,228	19,901,241
Guidewire Software, Inc. (a)	130,142	16,013,973
InterDigital, Inc. (b)	39,972	11,317,272
Manhattan Associates, Inc. (a)	55,365	7,709,576
Nutanix, Inc. Class A (a)	246,036	12,537,994
Pegasystems, Inc. (b)	139,523	4,181,504
Qualys, Inc. (a)	54,024	7,427,760
UiPath, Inc. Class A (a) (b)	497,287	5,405,510
		119,082,661
SPECIALIZED REITs — 1.1%
CubeSmart REIT	157,590	6,267,354
EPR Properties REIT	61,483	3,566,629
Gaming & Leisure Properties, Inc. REIT	197,109	8,777,264
Lamar Advertising Co. Class A REIT	80,220	12,512,716
National Storage Affiliates Trust REIT	46,105	2,050,289
		33,174,252
SPECIALTY RETAIL — 2.0%
Abercrombie & Fitch Co. Class A (a)	28,337	2,550,613
Burlington Stores, Inc. (a)	58,945	18,673,776
Chewy, Inc. Class A (a)	248,871	4,890,315
Security Description	Shares	Value
Dick's Sporting Goods, Inc. (b)	40,458	$9,176,279
Five Below, Inc. (a)	84,979	15,278,375
Valvoline, Inc. (a)	195,716	7,738,611
		58,307,969
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Everpure, Inc. Class A (a)	485,655	38,264,757
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Capri Holdings Ltd. (a)	88,453	1,642,572
Crocs, Inc. (a)	31,914	3,850,105
		5,492,677
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Applied Industrial Technologies, Inc.	31,219	10,556,705
Core & Main, Inc. Class A (a)	127,993	6,175,662
GATX Corp.	31,555	5,591,231
MSC Industrial Direct Co., Inc. Class A	29,717	3,534,837
		25,858,435
TOTAL COMMON STOCKS (Cost $2,314,838,667)		2,920,724,598
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	2,581,552	2,581,552
State Street Navigator Securities Lending Portfolio II (e) (f)	100,359,840	100,359,840
TOTAL SHORT-TERM INVESTMENTS (Cost $102,941,392)		102,941,392
TOTAL INVESTMENTS — 103.4% (Cost $2,417,780,059)		3,023,665,990
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(100,168,688)
NET ASSETS — 100.0%		$2,923,497,302

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,920,724,598	$—	$—	$2,920,724,598
Short-Term Investments	102,941,392	—	—	102,941,392
TOTAL INVESTMENTS	$3,023,665,990	$—	$—	$3,023,665,990
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,281,264	$1,281,264	$46,143,315	$44,843,027	$—	$—	2,581,552	$2,581,552	$59,103
State Street Navigator Securities Lending Portfolio II	38,650,091	38,650,091	1,608,860,711	1,547,150,962	—	—	100,359,840	100,359,840	259,156
Total		$39,931,355	$1,655,004,026	$1,591,993,989	$—	$—		$102,941,392	$318,259
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 100.1%
AEROSPACE & DEFENSE — 0.1%
StandardAero, Inc. (a)	112,379	$3,361,256
AIR FREIGHT & LOGISTICS — 0.3%
GXO Logistics, Inc. (a)	180,484	9,150,539
AIRLINES — 1.0%
Alaska Air Group, Inc. (a) (b)	175,340	9,152,748
American Airlines Group, Inc. (a)	1,042,509	18,838,138
		27,990,886
AUTO COMPONENTS — 1.8%
Autoliv, Inc. (b)	41,461	4,816,524
BorgWarner, Inc.	323,276	21,465,527
Gentex Corp.	201,122	5,082,353
Goodyear Tire & Rubber Co. (a)	447,282	2,952,061
Lear Corp.	78,563	10,532,156
Visteon Corp.	42,029	4,169,697
		49,018,318
AUTOMOBILES — 0.4%
Harley-Davidson, Inc. (b)	165,727	4,053,683
Thor Industries, Inc. (b)	82,515	6,201,827
		10,255,510
BANKS — 11.3%
Associated Banc-Corp.	258,024	7,939,398
Bank OZK	162,061	8,441,757
Columbia Banking System, Inc.	456,450	14,629,223
Commerce Bancshares, Inc.	213,842	12,349,376
Cullen/Frost Bankers, Inc.	49,399	7,633,133
East West Bancorp, Inc.	105,826	13,661,078
First Financial Bankshares, Inc.	118,109	4,086,571
First Horizon Corp.	748,015	19,179,105
Flagstar Bank NA	470,882	7,034,977
FNB Corp.	558,238	10,651,181
Glacier Bancorp, Inc.	203,348	10,488,690
Hancock Whitney Corp.	127,782	9,547,871
Home BancShares, Inc.	293,790	8,387,705
International Bancshares Corp.	44,799	3,402,484
Old National Bancorp	542,217	14,043,420
Pinnacle Financial Partners, Inc.	236,959	23,904,424
Prosperity Bancshares, Inc.	159,128	11,621,118
Southstate Bank Corp.	154,024	15,386,998
Texas Capital Bancshares, Inc.	35,181	3,632,790
UMB Financial Corp.	112,584	16,072,492
United Bankshares, Inc.	216,391	9,917,200
Valley National Bancorp	747,904	10,956,794
Webster Financial Corp.	255,348	19,513,694
Western Alliance Bancorp	161,515	13,276,533
Wintrust Financial Corp.	106,302	17,084,857
Zions Bancorp NA	231,938	16,047,790
		308,890,659
BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a) (b)	11,717	2,074,261
Security Description	Shares	Value
BIOTECHNOLOGY — 1.0%
BioMarin Pharmaceutical, Inc. (a)	130,354	$7,458,856
Cytokinetics, Inc. (a)	97,931	8,342,742
Roivant Sciences Ltd. (a)	298,808	10,574,815
		26,376,413
BROADLINE RETAIL — 0.3%
Macy's, Inc.	416,201	9,801,534
BUILDING PRODUCTS — 2.5%
Advanced Drainage Systems, Inc.	49,486	7,767,323
Carlisle Cos., Inc.	36,284	13,162,021
Fortune Brands Innovations, Inc.	80,506	4,419,780
Owens Corning	126,923	20,175,680
Simpson Manufacturing Co., Inc.	32,866	6,880,497
Trex Co., Inc. (a)	163,556	8,184,342
UFP Industries, Inc.	88,899	8,066,695
		68,656,338
CAPITAL MARKETS — 2.3%
Carlyle Group, Inc. (b)	248,230	10,452,965
Evercore, Inc. Class A	23,200	7,921,408
Hamilton Lane, Inc. Class A	29,349	2,313,582
Houlihan Lokey, Inc.	40,129	5,382,503
Janus Henderson Group PLC	192,587	10,004,894
Jefferies Financial Group, Inc.	257,970	12,893,340
Morningstar, Inc.	17,741	2,767,951
SEI Investments Co.	58,656	5,144,718
Stifel Financial Corp.	108,296	7,555,812
		64,437,173
CHEMICALS — 2.4%
Ashland, Inc.	71,461	4,708,565
Avient Corp.	145,091	5,362,563
Axalta Coating Systems Ltd. (a)	335,715	11,488,167
Cabot Corp. (b)	81,583	7,409,368
Olin Corp.	178,381	3,535,512
RPM International, Inc.	118,709	13,194,505
Scotts Miracle-Gro Co.	70,217	4,782,480
Solstice Advanced Materials, Inc.	117,834	10,440,093
Westlake Corp.	52,123	3,804,979
		64,726,232
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Brink's Co.	19,065	1,801,452
Clean Harbors, Inc. (a)	38,407	11,474,091
MSA Safety, Inc.	22,950	4,006,611
		17,282,154
CONSTRUCTION & ENGINEERING — 1.0%
AECOM	113,044	7,890,471
Fluor Corp. (a)	220,330	11,543,089
Valmont Industries, Inc.	12,216	7,055,961
		26,489,521
CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	24,357	5,480,325
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Knife River Corp. (a) (b)	53,119	$4,443,404
		9,923,729
CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	439,577	20,198,563
SLM Corp. (b)	133,624	3,466,207
		23,664,770
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.9%
Albertsons Cos., Inc. Class A	560,426	7,582,564
BJ's Wholesale Club Holdings, Inc. (a) (b)	201,293	17,556,775
Maplebear, Inc. (a)	258,081	12,220,135
Performance Food Group Co. (a)	247,447	27,662,100
Sprouts Farmers Market, Inc. (a)	88,774	7,508,505
U.S. Foods Holding Corp. (a)	346,906	35,471,139
		108,001,218
CONTAINERS & PACKAGING — 2.0%
AptarGroup, Inc.	100,637	12,599,752
Crown Holdings, Inc.	174,187	19,477,590
Graphic Packaging Holding Co.	464,338	4,908,053
Greif, Inc. Class A	38,587	2,874,346
Silgan Holdings, Inc.	138,641	6,431,556
Sonoco Products Co.	155,129	8,741,519
		55,032,816
DIVERSIFIED CONSUMER SERVICES — 0.6%
Duolingo, Inc. (a) (b)	19,403	2,231,733
Graham Holdings Co. Class B	2,761	3,151,460
H&R Block, Inc.	94,859	3,612,231
Service Corp. International (b)	102,207	7,763,644
		16,759,068
DIVERSIFIED REITs — 0.4%
WP Carey, Inc. REIT	165,181	11,810,442
ELECTRIC UTILITIES — 1.3%
IDACORP, Inc. (b)	41,670	6,304,671
OGE Energy Corp.	325,366	15,832,310
Portland General Electric Co.	181,438	9,403,931
TXNM Energy, Inc.	92,180	5,233,980
		36,774,892
ELECTRICAL EQUIPMENT — 1.9%
Acuity, Inc.	15,173	5,715,062
Nextpower, Inc. Class A (a)	82,075	9,778,416
Regal Rexnord Corp.	104,864	24,977,556
Sensata Technologies Holding PLC	229,479	10,955,327
		51,426,361
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.6%
Arrow Electronics, Inc. (a)	80,616	17,204,261
Avnet, Inc.	128,675	11,428,914
Belden, Inc.	33,139	3,973,697
Cognex Corp.	130,545	9,454,069
Crane NXT Co. (b)	43,597	2,230,423
IPG Photonics Corp. (a) (b)	39,939	4,685,643
Security Description	Shares	Value
Littelfuse, Inc.	22,993	$10,469,403
Novanta, Inc. (a) (b)	29,667	4,813,174
TD SYNNEX Corp.	117,754	31,480,354
Vontier Corp.	123,844	3,591,476
		99,331,414
ENERGY EQUIPMENT & SERVICES — 0.6%
NOV, Inc.	563,262	10,448,510
Weatherford International PLC	66,041	5,382,342
		15,830,852
ENTERTAINMENT — 0.1%
Warner Music Group Corp. Class A	108,208	2,929,191
FINANCIAL SERVICES — 1.9%
Corebridge Financial, Inc.	379,645	10,869,236
Equitable Holdings, Inc.	230,139	10,098,499
Essent Group Ltd.	84,141	5,408,584
Euronet Worldwide, Inc. (a) (b)	55,774	4,082,099
MGIC Investment Corp.	163,103	4,599,505
Shift4 Payments, Inc. Class A (a) (b)	32,316	1,571,850
Voya Financial, Inc.	143,012	12,946,876
WEX, Inc. (a)	22,299	3,146,166
		52,722,815
FOOD PRODUCTS — 1.2%
Darling Ingredients, Inc. (a)	250,674	13,691,814
Ingredion, Inc.	99,512	9,424,781
Marzetti Co.	15,752	1,798,248
Pilgrim's Pride Corp.	67,496	1,897,313
Post Holdings, Inc. (a)	62,823	5,544,758
		32,356,914
GAS UTILITIES — 1.7%
National Fuel Gas Co.	56,723	4,379,583
New Jersey Resources Corp.	159,351	8,930,030
ONE Gas, Inc.	98,447	7,587,310
Southwest Gas Holdings, Inc.	100,963	8,953,399
Spire, Inc.	52,946	4,134,553
UGI Corp. (b)	338,249	11,683,121
		45,667,996
GROUND TRANSPORTATION — 2.4%
Avis Budget Group, Inc. (a) (b)	7,958	1,176,431
Knight-Swift Transportation Holdings, Inc.	256,060	19,939,392
Landstar System, Inc.	53,226	11,007,669
Ryder System, Inc.	61,027	16,097,092
Saia, Inc. (a)	42,059	17,713,569
		65,934,153
HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Dentsply Sirona, Inc.	311,944	3,309,726
Envista Holdings Corp. (a)	255,760	6,739,276
Haemonetics Corp. (a)	28,938	2,170,350
Lantheus Holdings, Inc. (a) (b)	31,726	3,519,682
		15,739,034
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Chemed Corp.	10,661	$4,965,254
HEALTH CARE REITs — 1.0%
American Healthcare REIT, Inc. (b)	117,836	6,145,148
Healthcare Realty Trust, Inc. REIT (b)	545,076	10,994,183
Omega Healthcare Investors, Inc. REIT	214,874	10,245,192
		27,384,523
HOTEL & RESORT REITs — 0.2%
Park Hotels & Resorts, Inc. REIT (b)	316,078	4,504,112
HOTELS, RESTAURANTS & LEISURE — 1.9%
Aramark	414,314	23,574,467
Cava Group, Inc. (a)	91,763	7,201,560
Choice Hotels International, Inc. (b)	13,077	1,442,001
Dutch Bros, Inc. Class A (a)	88,736	6,372,132
Hyatt Hotels Corp. Class A (b)	19,965	3,870,016
Vail Resorts, Inc. (b)	28,590	3,892,528
Wyndham Hotels & Resorts, Inc.	55,002	4,631,718
		50,984,422
HOUSEHOLD DURABLES — 2.3%
KB Home	98,025	6,135,385
SharkNinja, Inc. (a) (b)	111,520	16,981,150
Taylor Morrison Home Corp. (a)	147,055	10,549,726
Toll Brothers, Inc.	149,217	24,583,501
Whirlpool Corp. (b)	101,669	4,007,792
		62,257,554
INDUSTRIAL REITs — 0.8%
EastGroup Properties, Inc. REIT	32,013	6,483,593
Rexford Industrial Realty, Inc. REIT (b)	351,277	11,767,780
STAG Industrial, Inc. REIT	117,041	4,454,580
		22,705,953
INSURANCE — 5.3%
American Financial Group, Inc.	64,907	9,083,085
Brighthouse Financial, Inc. (a)	90,425	5,723,902
CNO Financial Group, Inc.	147,410	7,514,962
Fidelity National Financial, Inc.	398,789	18,806,889
First American Financial Corp.	160,751	11,025,911
Hanover Insurance Group, Inc.	31,242	6,689,537
Old Republic International Corp.	168,328	6,887,982
Primerica, Inc.	20,602	5,855,088
Reinsurance Group of America, Inc.	103,264	21,959,090
RenaissanceRe Holdings Ltd.	32,112	10,176,293
RLI Corp.	145,173	8,575,369
Ryan Specialty Holdings, Inc. (b)	60,305	2,277,117
Selective Insurance Group, Inc.	93,904	9,109,627
Unum Group	231,699	20,713,891
		144,398,743
Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 0.2%
Pinterest, Inc. Class A (a)	242,674	$5,103,434
IT SERVICES — 0.1%
Kyndryl Holdings, Inc. (a)	354,862	4,013,489
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	102,593	8,642,434
Mattel, Inc. (a)	274,472	3,809,671
Polaris, Inc.	84,758	5,800,838
YETI Holdings, Inc. (a)	48,854	2,421,204
		20,674,147
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Avantor, Inc. (a)	1,077,279	10,665,062
Bio-Rad Laboratories, Inc. Class A (a)	12,782	3,752,923
Bruker Corp. (b)	82,683	4,975,863
Illumina, Inc. (a)	109,647	19,279,232
Repligen Corp. (a) (b)	37,702	5,144,061
		43,817,141
MACHINERY — 4.8%
AGCO Corp. (b)	94,801	11,347,680
CNH Industrial NV	1,387,962	15,586,813
Crane Co.	37,964	8,468,629
Donaldson Co., Inc.	60,016	5,387,636
Esab Corp.	50,325	4,963,555
Graco, Inc.	127,603	9,648,063
Lincoln Electric Holdings, Inc.	27,516	7,305,773
Middleby Corp. (a)	65,460	11,259,775
Mueller Industries, Inc.	48,515	5,963,949
Oshkosh Corp.	52,959	8,128,147
Terex Corp.	180,133	13,039,828
Timken Co.	99,673	14,484,480
Toro Co.	152,390	14,845,834
		130,430,162
MARINE — 0.2%
Kirby Corp. (a)	45,219	6,148,427
MEDIA — 0.4%
Nexstar Media Group, Inc.	20,181	3,604,125
Sirius XM Holdings, Inc.	295,598	8,731,965
		12,336,090
METALS & MINING — 2.8%
Alcoa Corp.	415,821	21,680,907
Cleveland-Cliffs, Inc. (a)	900,633	8,456,944
Commercial Metals Co.	173,899	10,912,162
MP Materials Corp. (a) (b)	87,073	4,876,959
Reliance, Inc.	80,414	30,042,670
		75,969,642
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.3%
Annaly Capital Management, Inc. REIT	1,154,441	25,813,301
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Starwood Property Trust, Inc. REIT (b)	546,705	$8,955,028
		34,768,329
MULTI-UTILITIES — 0.5%
Black Hills Corp.	119,354	8,879,938
Northwestern Energy Group, Inc.	53,796	3,852,869
		12,732,807
OFFICE REITs — 1.0%
COPT Defense Properties REIT	102,077	3,714,582
Cousins Properties, Inc. REIT	258,983	7,764,311
Kilroy Realty Corp. REIT	168,356	6,308,299
Vornado Realty Trust REIT (b)	248,724	9,774,853
		27,562,045
OIL, GAS & CONSUMABLE FUELS — 5.6%
Antero Resources Corp. (a)	464,063	16,307,174
Chord Energy Corp.	88,793	10,149,040
CNX Resources Corp. (a)	222,350	7,544,335
DT Midstream, Inc.	44,835	6,579,088
HF Sinclair Corp.	241,509	16,821,102
Matador Resources Co.	184,250	9,171,965
Murphy Oil Corp.	212,853	6,930,494
Ovintiv, Inc.	433,978	22,848,942
PBF Energy, Inc. Class A	131,802	5,999,627
Permian Resources Corp. Class A	1,240,255	22,833,094
Range Resources Corp.	370,414	13,775,697
Viper Energy, Inc. Class A	306,349	12,989,197
		151,949,755
PAPER & FOREST PRODUCTS — 0.3%
Louisiana-Pacific Corp.	99,652	7,838,626
PERSONAL CARE PRODUCTS — 0.1%
elf Beauty, Inc. (a)	30,446	2,253,004
PROFESSIONAL SERVICES — 1.8%
Booz Allen Hamilton Holding Corp.	190,271	11,543,741
Exponent, Inc.	36,679	2,155,258
FTI Consulting, Inc. (a) (b)	27,878	4,154,101
Genpact Ltd.	131,134	3,606,185
KBR, Inc.	200,308	6,916,635
Maximus, Inc.	38,039	2,044,977
Parsons Corp. (a) (b)	27,162	1,423,017
Science Applications International Corp.	67,854	7,491,760
TransUnion	145,147	10,470,905
		49,806,579
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Jones Lang LaSalle, Inc. (a)	73,121	22,663,854
RESIDENTIAL REITs — 1.2%
American Homes 4 Rent Class A REIT	499,337	16,737,776
Equity LifeStyle Properties, Inc. REIT	149,965	9,665,244
Security Description	Shares	Value
Independence Realty Trust, Inc. REIT	369,998	$6,175,267
		32,578,287
RETAIL REITs — 1.2%
Agree Realty Corp. REIT (b)	103,501	7,839,166
Brixmor Property Group, Inc. REIT	261,660	8,250,140
Kite Realty Group Trust REIT (b)	319,585	9,069,822
NNN REIT, Inc.	170,157	7,917,405
		33,076,533
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Allegro MicroSystems, Inc. (a)	72,425	5,042,228
Amkor Technology, Inc.	92,965	8,016,372
Cirrus Logic, Inc. (a)	34,724	5,157,556
Entegris, Inc.	144,148	25,926,459
Lattice Semiconductor Corp. (a)	88,600	13,552,256
MKS, Inc.	30,736	13,671,373
Onto Innovation, Inc. (a)	40,785	15,435,083
Semtech Corp. (a)	43,840	7,095,504
Silicon Laboratories, Inc. (a)	24,292	5,309,259
Synaptics, Inc. (a)	60,477	7,513,058
Universal Display Corp.	38,340	3,319,861
		110,039,009
SOFTWARE — 1.2%
Bentley Systems, Inc. Class B (b)	86,143	2,574,814
Bill Holdings, Inc. (a)	69,994	2,530,983
Commvault Systems, Inc. (a)	25,316	3,588,037
Docusign, Inc. (a)	125,382	5,569,468
Dolby Laboratories, Inc. Class A	52,599	2,765,655
Manhattan Associates, Inc. (a)	36,431	5,073,017
Nutanix, Inc. Class A (a)	166,937	8,507,110
UiPath, Inc. Class A (a) (b)	162,174	1,762,831
		32,371,915
SPECIALIZED REITs — 1.6%
CubeSmart REIT	195,921	7,791,778
EPR Properties REIT	57,147	3,315,098
Gaming & Leisure Properties, Inc. REIT	245,723	10,942,045
Lamar Advertising Co. Class A REIT	54,586	8,514,324
National Storage Affiliates Trust REIT	64,703	2,877,343
Rayonier, Inc. REIT (b)	434,476	9,245,649
		42,686,237
SPECIALTY RETAIL — 4.1%
Abercrombie & Fitch Co. Class A (a)	41,586	3,743,156
AutoNation, Inc. (a)	39,509	7,340,377
Bath & Body Works, Inc.	317,012	7,332,488
Burlington Stores, Inc. (a)	38,665	12,249,072
Chewy, Inc. Class A (a)	123,669	2,430,096
Dick's Sporting Goods, Inc.	62,347	14,140,923
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Floor & Decor Holdings, Inc. Class A (a) (b)	170,566	$10,124,798
GameStop Corp. Class A (a)	650,468	14,362,334
Gap, Inc.	350,781	6,552,589
Lithia Motors, Inc. (b)	35,886	10,424,524
Murphy USA, Inc.	26,514	14,287,599
Penske Automotive Group, Inc. (b)	28,813	5,156,086
RH (a)	24,225	3,990,584
		112,134,626
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Capri Holdings Ltd. (a)	97,816	1,816,443
Columbia Sportswear Co. (b)	37,863	2,340,691
Crocs, Inc. (a)	45,482	5,486,948
PVH Corp. (b)	71,969	5,344,418
VF Corp.	518,868	8,654,718
		23,643,218
TRADING COMPANIES & DISTRIBUTORS — 2.8%
Applied Industrial Technologies, Inc.	26,099	8,825,377
Core & Main, Inc. Class A (a)	165,205	7,971,141
GATX Corp.	23,559	4,174,419
MSC Industrial Direct Co., Inc. Class A	41,460	4,931,667
Watsco, Inc. (b)	55,171	22,991,411
WESCO International, Inc.	76,749	26,511,407
		75,405,422
WATER UTILITIES — 0.6%
Essential Utilities, Inc.	447,154	17,130,470
TOTAL COMMON STOCKS (Cost $2,484,426,597)		2,736,750,268
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	3,656,668	$3,656,668
State Street Navigator Securities Lending Portfolio II (e) (f)	43,230,854	43,230,854
TOTAL SHORT-TERM INVESTMENTS (Cost $46,887,522)		46,887,522
TOTAL INVESTMENTS — 101.8% (Cost $2,531,314,119)		2,783,637,790
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(50,258,736)
NET ASSETS — 100.0%		$2,733,379,054

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,736,750,268	$—	$—	$2,736,750,268
Short-Term Investments	46,887,522	—	—	46,887,522
TOTAL INVESTMENTS	$2,783,637,790	$—	$—	$2,783,637,790
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,234,089	$3,234,089	$114,053,438	$113,630,859	$—	$—	3,656,668	$3,656,668	$93,003
State Street Navigator Securities Lending Portfolio II	91,953,099	91,953,099	1,239,186,501	1,287,908,746	—	—	43,230,854	43,230,854	259,334
Total		$95,187,188	$1,353,239,939	$1,401,539,605	$—	$—		$46,887,522	$352,337
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.0%
General Electric Co.	28,603	$10,689,799
AIR FREIGHT & LOGISTICS — 0.1%
CH Robinson Worldwide, Inc.	3,211	604,760
AIRLINES — 0.3%
Delta Air Lines, Inc.	17,949	1,681,103
Southwest Airlines Co.	13,362	687,074
United Airlines Holdings, Inc. (a)	8,865	1,205,552
		3,573,729
AUTO COMPONENTS — 0.0% *
Aptiv PLC (a)	5,792	355,513
AUTOMOBILES — 0.1%
Ford Motor Co.	107,239	1,490,622
BANKS — 3.1%
Bank of America Corp.	178,984	10,198,508
Citigroup, Inc.	46,745	6,542,430
Citizens Financial Group, Inc.	11,588	811,971
Fifth Third Bancorp	24,885	1,402,767
Huntington Bancshares, Inc.	55,511	984,210
KeyCorp	25,301	583,188
M&T Bank Corp.	4,059	966,083
Regions Financial Corp.	23,413	707,073
Truist Financial Corp.	34,126	1,700,157
U.S. Bancorp	42,497	2,566,819
Wells Fargo & Co.	83,867	6,930,769
		33,393,975
BEVERAGES — 1.4%
Coca-Cola Co.	106,129	8,625,104
Keurig Dr. Pepper, Inc.	37,266	1,219,716
Molson Coors Beverage Co. Class B	4,349	169,437
PepsiCo, Inc.	37,447	5,070,324
		15,084,581
BIOTECHNOLOGY — 2.3%
AbbVie, Inc.	48,395	12,178,118
Amgen, Inc.	14,775	5,350,323
Biogen, Inc. (a)	4,046	874,179
Gilead Sciences, Inc.	34,014	4,297,329
Moderna, Inc. (a)	9,653	675,999
Regeneron Pharmaceuticals, Inc.	2,750	1,714,735
		25,090,683
BROADLINE RETAIL — 0.1%
eBay, Inc.	12,137	1,356,310
BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	3,075	192,864
Allegion PLC	2,369	332,821
Carrier Global Corp.	21,394	1,569,250
Johnson Controls International PLC	16,750	2,447,343
Lennox International, Inc.	855	489,872
Security Description	Shares	Value
Trane Technologies PLC	6,053	$2,972,991
		8,005,141
CAPITAL MARKETS — 4.1%
Ameriprise Financial, Inc.	2,457	1,127,173
ARES Management Corp. Class A	5,735	638,363
Bank of New York Mellon Corp.	18,771	2,714,474
Blackrock, Inc.	3,971	3,818,355
Cboe Global Markets, Inc.	2,863	694,764
Charles Schwab Corp.	44,773	4,131,205
CME Group, Inc.	9,942	2,195,492
FactSet Research Systems, Inc.	1,013	233,071
Franklin Resources, Inc.	8,380	278,803
Goldman Sachs Group, Inc.	8,078	8,169,847
Interactive Brokers Group, Inc. Class A	12,200	1,061,888
Intercontinental Exchange, Inc.	15,535	1,912,514
Invesco Ltd.	12,116	319,741
Moody's Corp.	4,127	1,869,201
Morgan Stanley	32,878	6,872,817
MSCI, Inc.	1,984	1,111,119
Nasdaq, Inc.	12,257	966,097
Northern Trust Corp.	5,109	888,148
Raymond James Financial, Inc.	4,799	729,592
S&P Global, Inc.	8,319	3,387,996
State Street Corp. (b)	7,553	1,280,989
T. Rowe Price Group, Inc.	5,878	668,270
		45,069,919
CHEMICALS — 1.2%
Air Products & Chemicals, Inc.	6,118	1,793,675
Albemarle Corp.	3,195	431,421
CF Industries Holdings, Inc.	4,224	457,290
Dow, Inc.	19,725	539,676
Ecolab, Inc.	6,925	1,929,374
International Flavors & Fragrances, Inc.	7,043	557,947
Linde PLC	12,682	6,581,197
LyondellBasell Industries NV Class A	7,060	371,709
Mosaic Co.	8,695	184,247
PPG Industries, Inc.	6,073	736,594
		13,583,130
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	9,342	1,588,888
Republic Services, Inc.	5,511	1,174,284
Veralto Corp.	6,765	599,920
Waste Management, Inc.	10,123	2,256,214
		5,619,306
COMMUNICATIONS EQUIPMENT — 1.7%
Ciena Corp. (a)	3,890	1,908,279
Cisco Systems, Inc.	108,283	12,718,921
Lumentum Holdings, Inc. (a)	2,145	1,840,539
Motorola Solutions, Inc.	4,560	1,893,722
		18,361,461
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.5%
Comfort Systems USA, Inc.	960	$1,902,672
Quanta Services, Inc.	4,121	2,967,285
		4,869,957
CONSTRUCTION MATERIALS — 0.2%
CRH PLC	18,265	1,954,355
CONSUMER FINANCE — 0.8%
American Express Co.	14,588	4,934,391
Capital One Financial Corp.	17,014	3,413,349
Synchrony Financial	9,231	702,017
		9,049,757
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.6%
Costco Wholesale Corp.	12,168	11,382,799
Kroger Co.	15,499	860,659
Sysco Corp.	13,130	1,097,405
Target Corp.	12,409	1,620,740
Walmart, Inc.	120,154	13,608,642
		28,570,245
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	12,645	548,161
Avery Dennison Corp.	2,108	342,234
Ball Corp.	7,346	458,390
Smurfit Westrock PLC	14,365	664,525
		2,013,310
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc.	190,395	3,941,176
ELECTRIC UTILITIES — 1.0%
Constellation Energy Corp.	8,772	2,178,702
Entergy Corp.	12,527	1,438,851
Eversource Energy	10,315	745,465
Exelon Corp.	28,059	1,308,111
NextEra Energy, Inc.	57,125	5,013,861
		10,684,990
ELECTRICAL EQUIPMENT — 1.8%
AMETEK, Inc.	6,270	1,516,964
Eaton Corp. PLC	10,661	4,542,865
Emerson Electric Co.	15,389	2,202,935
GE Vernova, Inc.	7,380	8,670,467
Generac Holdings, Inc. (a)	1,645	481,673
Hubbell, Inc.	1,442	754,454
Rockwell Automation, Inc.	3,030	1,500,092
		19,669,450
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Coherent Corp. (a)	5,375	2,120,276
Corning, Inc.	21,513	5,495,066
Jabil, Inc.	2,895	1,115,965
Keysight Technologies, Inc. (a)	4,720	1,652,330
TE Connectivity PLC	8,013	1,615,501
		11,999,138
Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	27,232	$1,511,376
Halliburton Co.	22,852	775,825
SLB Ltd.	41,005	1,906,323
		4,193,524
ENTERTAINMENT — 1.6%
Electronic Arts, Inc.	6,178	1,266,737
Netflix, Inc. (a)	115,367	8,237,204
Take-Two Interactive Software, Inc. (a)	4,726	1,181,405
Walt Disney Co.	47,552	4,576,880
Warner Bros Discovery, Inc. (a)	67,915	1,810,614
		17,072,840
FINANCIAL SERVICES — 2.9%
Apollo Global Management, Inc.	12,686	1,500,881
Fidelity National Information Services, Inc.	14,122	549,063
Fiserv, Inc. (a)	14,600	716,130
Global Payments, Inc.	6,325	458,942
Jack Henry & Associates, Inc.	1,993	274,516
Mastercard, Inc. Class A	22,123	11,362,373
PayPal Holdings, Inc.	24,151	1,042,840
Visa, Inc. Class A	45,496	15,609,222
		31,513,967
FOOD PRODUCTS — 0.6%
Archer-Daniels-Midland Co.	13,203	1,008,709
Bunge Global SA	3,726	397,676
General Mills, Inc.	14,645	509,646
Hershey Co.	4,054	711,274
Hormel Foods Corp.	7,979	198,039
J.M. Smucker Co.	2,963	333,338
Kraft Heinz Co.	23,412	552,991
McCormick & Co., Inc.	6,914	348,604
Mondelez International, Inc. Class A	35,228	2,037,588
		6,097,865
GROUND TRANSPORTATION — 1.2%
CSX Corp.	50,878	2,418,231
JB Hunt Transport Services, Inc.	2,023	585,517
Norfolk Southern Corp.	6,171	1,941,335
Uber Technologies, Inc. (a)	55,768	4,024,219
Union Pacific Corp.	16,231	4,414,832
		13,384,134
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abbott Laboratories	47,730	4,331,020
Baxter International, Inc.	14,132	301,294
Becton Dickinson & Co.	7,540	1,141,028
Boston Scientific Corp. (a)	40,749	1,739,167
Edwards Lifesciences Corp. (a)	15,823	1,431,349
GE HealthCare Technologies, Inc.	12,435	795,965
IDEXX Laboratories, Inc. (a)	2,180	1,147,639
Medtronic PLC	35,155	2,750,176
ResMed, Inc.	4,001	779,715
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Stryker Corp.	9,449	$2,974,923
Zimmer Biomet Holdings, Inc.	5,335	459,290
		17,851,566
HEALTH CARE PROVIDERS & SERVICES — 2.3%
Cardinal Health, Inc.	6,465	1,535,825
Cencora, Inc.	5,344	1,512,245
Centene Corp. (a)	12,871	826,189
Cigna Group	7,247	1,997,853
CVS Health Corp.	34,979	3,618,578
DaVita, Inc. (a)	839	186,661
Elevance Health, Inc.	5,950	2,301,044
Henry Schein, Inc. (a)	2,675	223,416
Humana, Inc.	3,247	1,289,773
Labcorp Holdings, Inc.	2,260	632,800
Quest Diagnostics, Inc.	3,005	636,910
UnitedHealth Group, Inc.	24,873	10,337,965
		25,099,259
HEALTH CARE REITs — 0.6%
Alexandria Real Estate Equities, Inc. REIT	4,261	225,194
Healthpeak Properties, Inc. REIT	18,943	405,380
Ventas, Inc. REIT	13,289	1,180,063
Welltower, Inc. REIT	19,313	4,383,472
		6,194,109
HOTEL & RESORT REITs — 0.0% *
Host Hotels & Resorts, Inc. REIT	17,457	413,905
HOTELS, RESTAURANTS & LEISURE — 2.2%
Booking Holdings, Inc.	21,240	3,785,818
Carnival Corp. Ltd.	35,290	1,008,235
Chipotle Mexican Grill, Inc. (a)	35,185	1,196,290
Darden Restaurants, Inc.	3,175	654,082
Expedia Group, Inc.	3,155	807,301
Hilton Worldwide Holdings, Inc.	6,250	2,065,375
Las Vegas Sands Corp.	8,133	375,663
Marriott International, Inc. Class A	5,989	2,219,464
McDonald's Corp.	19,491	5,268,612
MGM Resorts International (a)	5,283	252,580
Norwegian Cruise Line Holdings Ltd. (a)	12,541	264,741
Royal Caribbean Cruises Ltd.	6,829	2,168,412
Starbucks Corp.	31,283	3,196,810
Yum! Brands, Inc.	7,535	1,204,545
		24,467,928
HOUSEHOLD DURABLES — 0.1%
Dr. Horton, Inc.	7,194	1,171,759
HOUSEHOLD PRODUCTS — 0.4%
Church & Dwight Co., Inc.	6,465	626,329
Clorox Co.	3,290	313,998
Colgate-Palmolive Co.	21,945	2,011,918
Kimberly-Clark Corp.	9,063	994,845
		3,947,090
Security Description	Shares	Value
INDUSTRIAL REITs — 0.3%
Prologis, Inc. REIT	25,582	$3,465,594
INSURANCE — 1.8%
Aflac, Inc.	12,532	1,469,377
Allstate Corp.	7,088	1,686,519
American International Group, Inc.	14,538	1,083,517
Aon PLC Class A	5,859	1,943,372
Arch Capital Group Ltd. (a)	9,562	928,088
Arthur J Gallagher & Co.	7,071	1,623,289
Assurant, Inc.	1,324	355,534
Chubb Ltd.	9,876	3,365,148
Everest Group Ltd.	1,068	381,522
Hartford Insurance Group, Inc.	7,518	996,285
Marsh & McLennan Cos., Inc.	13,250	2,208,377
MetLife, Inc.	14,860	1,257,305
Principal Financial Group, Inc.	5,371	578,886
Prudential Financial, Inc.	9,507	1,026,091
Willis Towers Watson PLC	2,570	671,721
		19,575,031
INTERACTIVE MEDIA & SERVICES — 9.4%
Alphabet, Inc. Class A	160,723	57,437,578
Alphabet, Inc. Class C	129,530	45,766,835
		103,204,413
IT SERVICES — 0.3%
Accenture PLC Class A	16,818	2,092,832
Akamai Technologies, Inc. (a)	4,001	472,958
Cognizant Technology Solutions Corp. Class A	13,030	504,652
Gartner, Inc. (a)	1,825	236,557
GoDaddy, Inc. Class A (a)	3,590	304,719
		3,611,718
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	3,684	304,262
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	7,722	1,025,713
Bio-Techne Corp.	4,305	304,148
Charles River Laboratories International, Inc. (a)	1,362	308,888
Danaher Corp.	17,251	3,285,971
Mettler-Toledo International, Inc. (a)	555	709,018
Revvity, Inc.	3,055	339,899
Thermo Fisher Scientific, Inc.	10,196	5,111,867
Waters Corp. (a)	2,678	1,004,357
		12,089,861
MACHINERY — 2.8%
Caterpillar, Inc.	12,612	13,430,519
Cummins, Inc.	3,771	2,689,515
Deere & Co.	6,875	4,361,019
Dover Corp.	3,651	818,846
Fortive Corp.	8,316	508,024
IDEX Corp.	2,045	464,113
Illinois Tool Works, Inc.	7,180	1,941,975
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Ingersoll Rand, Inc.	9,799	$803,420
Nordson Corp.	1,470	443,484
Otis Worldwide Corp.	10,483	750,583
PACCAR, Inc.	14,388	1,728,287
Pentair PLC	4,384	336,077
Stanley Black & Decker, Inc.	4,293	404,057
Westinghouse Air Brake Technologies Corp.	4,700	1,267,120
Xylem, Inc.	6,526	771,438
		30,718,477
MEDIA — 0.1%
Fox Corp. Class A	5,479	285,785
Fox Corp. Class B	3,840	179,865
News Corp. Class A	9,973	247,629
News Corp. Class B	3,294	92,430
Omnicom Group, Inc.	7,818	569,385
Paramount Skydance Corp. Class B	8,638	85,171
		1,460,265
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	39,377	2,476,420
Newmont Corp.	29,270	2,733,818
		5,210,238
MULTI-UTILITIES — 0.4%
Consolidated Edison, Inc.	10,062	1,113,159
Public Service Enterprise Group, Inc.	13,612	1,104,750
Sempra	17,963	1,665,350
		3,883,259
OFFICE REITs — 0.0% *
BXP, Inc. REIT	4,086	270,943
OIL, GAS & CONSUMABLE FUELS — 2.2%
APA Corp.	9,640	313,975
ConocoPhillips	33,342	3,466,234
Devon Energy Corp.	31,579	1,304,844
Diamondback Energy, Inc.	5,339	938,489
EOG Resources, Inc.	14,576	1,890,945
EQT Corp.	17,154	912,078
Expand Energy Corp.	6,521	594,650
Kinder Morgan, Inc.	53,654	1,715,318
Marathon Petroleum Corp.	7,999	2,045,104
Occidental Petroleum Corp.	19,867	964,940
ONEOK, Inc.	17,308	1,504,758
Phillips 66 Co.	11,021	1,863,100
Targa Resources Corp.	5,894	1,580,417
Valero Energy Corp.	8,158	2,124,670
Williams Cos., Inc.	33,546	2,493,810
		23,713,332
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	6,779	535,202
PHARMACEUTICALS — 3.9%
Bristol-Myers Squibb Co.	55,988	3,226,029
Security Description	Shares	Value
Eli Lilly & Co.	21,665	$25,985,651
Merck & Co., Inc.	67,697	8,699,064
Pfizer, Inc.	156,196	3,761,200
Zoetis, Inc.	11,526	828,258
		42,500,202
PROFESSIONAL SERVICES — 0.1%
Broadridge Financial Solutions, Inc.	3,120	427,284
Jacobs Solutions, Inc.	3,275	412,650
Verisk Analytics, Inc.	3,542	635,895
		1,475,829
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	8,034	1,082,099
RESIDENTIAL REITs — 0.1%
AvalonBay Communities, Inc. REIT	3,806	718,154
Equity Residential REIT	9,367	636,300
		1,354,454
RETAIL REITs — 0.1%
Federal Realty Investment Trust REIT	2,138	263,915
Kimco Realty Corp. REIT	18,503	469,051
Regency Centers Corp. REIT	4,469	356,358
		1,089,324
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 22.8%
Analog Devices, Inc.	13,390	5,318,106
Applied Materials, Inc.	21,745	15,721,635
First Solar, Inc. (a)	2,975	701,981
Intel Corp. (a)	129,519	18,084,738
KLA Corp.	35,800	10,801,218
Lam Research Corp.	34,299	14,862,786
Micron Technology, Inc.	30,923	35,694,110
NVIDIA Corp.	663,783	132,816,340
NXP Semiconductors NV	6,965	1,957,374
ON Semiconductor Corp. (a)	10,787	1,019,803
QUALCOMM, Inc.	28,841	5,329,528
Texas Instruments, Inc.	24,915	7,426,414
		249,734,033
SOFTWARE — 9.3%
Adobe, Inc. (a)	11,076	2,270,802
Autodesk, Inc. (a)	5,831	1,133,663
Cadence Design Systems, Inc. (a)	7,560	2,837,419
Fortinet, Inc. (a)	17,070	2,622,293
Gen Digital, Inc.	15,071	375,117
Intuit, Inc.	7,595	1,982,295
Microsoft Corp.	203,589	75,942,769
Palo Alto Networks, Inc. (a)	22,240	7,584,285
PTC, Inc. (a)	3,175	360,712
Salesforce, Inc.	22,384	3,506,677
ServiceNow, Inc. (a)	28,284	2,808,036
Workday, Inc. Class A (a)	5,550	679,431
		102,103,499
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
SPECIALIZED REITs — 0.9%
American Tower Corp. REIT	12,813	$2,095,822
Digital Realty Trust, Inc. REIT	9,086	1,631,664
Equinix, Inc. REIT	2,704	2,818,623
Extra Space Storage, Inc. REIT	5,777	839,398
Iron Mountain, Inc. REIT	8,120	1,025,637
SBA Communications Corp. REIT	2,891	510,146
VICI Properties, Inc. REIT	29,950	795,172
Weyerhaeuser Co. REIT	19,786	473,677
		10,190,139
SPECIALTY RETAIL — 1.9%
AutoZone, Inc. (a)	449	1,434,977
Best Buy Co., Inc.	5,406	410,207
Home Depot, Inc.	27,300	9,628,164
Lowe's Cos., Inc.	15,357	3,386,065
TJX Cos., Inc.	30,262	4,584,693
Tractor Supply Co.	14,414	455,627
Ulta Beauty, Inc. (a)	1,182	533,058
Williams-Sonoma, Inc.	3,275	763,403
		21,196,194
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Dell Technologies, Inc. Class C	7,935	3,423,635
HP, Inc.	25,028	549,114
NetApp, Inc.	5,375	831,835
Seagate Technology Holdings PLC	6,130	5,915,450
Western Digital Corp.	9,450	6,035,904
		16,755,938
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Deckers Outdoor Corp. (a)	3,886	385,841
NIKE, Inc. Class B	32,856	1,348,739
Ralph Lauren Corp.	1,052	422,283
Tapestry, Inc.	5,578	816,508
		2,973,371
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Fastenal Co.	31,465	1,511,264
Security Description	Shares	Value
United Rentals, Inc.	1,707	$1,933,843
WW Grainger, Inc.	1,192	1,621,597
		5,066,704
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	5,379	707,769
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	12,802	2,147,279
TOTAL COMMON STOCKS (Cost $870,756,835)		1,092,858,682
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d) (Cost $922,648)	922,648	922,648
TOTAL INVESTMENTS — 100.0% (Cost $871,679,483)		1,093,781,330
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		499,532
NET ASSETS — 100.0%		$1,094,280,862

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 ESG Index (long)	1	09/18/2026	$333,100	$336,027	$2,927
During the year ended June 30, 2026, the average notional value related to futures contracts was $993,927.
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,092,858,682	$—	$—	$1,092,858,682
Short-Term Investment	922,648	—	—	922,648
TOTAL INVESTMENTS	$1,093,781,330	$—	$—	$1,093,781,330
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$2,927	$—	$—	$2,927
TOTAL OTHER FINANCIAL INSTRUMENTS:	$2,927	$—	$—	$2,927
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Corp.	8,982	$955,146	$266,996	$416,701	$126,511	$349,037	7,553	$1,280,989	$26,242
State Street Institutional U.S. Government Money Market Fund, Class G Shares	717,840	717,840	17,739,843	17,535,035	—	—	922,648	922,648	48,543
Total		$1,672,986	$18,006,839	$17,951,736	$126,511	$349,037		$2,203,637	$74,785
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.1%
AAR Corp. (a)	223,862	$31,996,596
Mercury Systems, Inc. (a)	301,201	36,845,918
National Presto Industries, Inc.	29,781	3,722,327
VSE Corp.	160,584	36,693,444
		109,258,285
AIRLINES — 0.3%
SkyWest, Inc. (a)	140,104	13,916,530
AUTO COMPONENTS — 0.9%
Dana, Inc.	311,038	8,463,344
Dorman Products, Inc. (a) (b)	155,245	21,183,180
Gentherm, Inc. (a)	71,561	2,440,946
Patrick Industries, Inc. (b)	84,196	7,559,117
XPEL, Inc. (a) (b)	139,064	6,897,574
		46,544,161
BANKS — 4.6%
Ameris Bancorp	206,752	18,661,436
Axos Financial, Inc. (a)	324,599	31,612,697
BancFirst Corp.	73,749	8,195,726
Bancorp, Inc. (a)	238,766	14,956,302
BankUnited, Inc.	195,836	9,488,254
City Holding Co.	55,891	7,413,382
Community Financial System, Inc.	151,798	10,188,682
Customers Bancorp, Inc. (a)	87,771	6,942,686
FB Financial Corp.	100,106	5,540,867
First BanCorp	507,785	13,237,955
First Bancorp/Southern Pines NC (b)	102,823	6,573,474
Independent Bank Corp. (b)	119,879	10,036,270
Lakeland Financial Corp.	68,071	4,201,342
Nicolet Bankshares, Inc.	59,031	9,763,137
OFG Bancorp	107,036	5,252,257
Park National Corp. (b)	44,336	8,113,045
Pathward Financial, Inc.	122,482	10,663,283
Preferred Bank (b)	62,374	6,627,861
Seacoast Banking Corp. of Florida	255,426	8,492,914
ServisFirst Bancshares, Inc.	142,081	12,325,527
Stellar Bancorp, Inc.	113,110	4,447,485
TrustCo Bank Corp.	41,849	2,297,929
Trustmark Corp.	162,629	7,482,560
Westamerica BanCorp	56,032	3,287,397
WSFS Financial Corp.	159,193	12,214,879
		238,017,347
BEVERAGES — 0.4%
National Beverage Corp. (a)	68,899	2,149,649
Vita Coco Co., Inc. (a)	253,727	16,781,504
		18,931,153
BIOTECHNOLOGY — 6.5%
ACADIA Pharmaceuticals, Inc. (a)	732,370	18,528,961
Security Description	Shares	Value
ADMA Biologics, Inc. (a)	1,340,180	$11,217,307
Alkermes PLC (a)	952,302	49,895,863
Apellis Pharmaceuticals, Inc. (a)	574,813	17,245
Arcus Biosciences, Inc. (a)	318,092	9,806,776
Catalyst Pharmaceuticals, Inc. (a)	653,097	20,526,839
Krystal Biotech, Inc. (a) (b)	150,304	55,863,488
Protagonist Therapeutics, Inc. (a) (b)	345,242	42,319,764
PTC Therapeutics, Inc. (a)	473,614	38,632,694
Sarepta Therapeutics, Inc. (a)	359,634	6,462,623
TG Therapeutics, Inc. (a)	754,603	41,457,889
Veracyte, Inc. (a)	455,032	26,724,029
Vericel Corp. (a) (b)	295,837	13,161,788
Vir Biotechnology, Inc. (a)	272,384	2,775,593
		337,390,859
BROADLINE RETAIL — 0.8%
Etsy, Inc. (a)	541,915	40,822,457
BUILDING PRODUCTS — 3.1%
Armstrong World Industries, Inc.	243,695	39,093,552
AZZ, Inc.	172,223	26,703,176
CSW Industrials, Inc. (b)	53,899	15,000,091
Griffon Corp.	129,809	12,660,272
Hayward Holdings, Inc. (a) (b)	538,722	9,325,278
Resideo Technologies, Inc. (a)	451,303	14,035,523
Zurn Elkay Water Solutions Corp. Class C	848,179	42,858,485
		159,676,377
CAPITAL MARKETS — 4.5%
Acadian Asset Management, Inc.	148,754	10,638,886
Artisan Partners Asset Management, Inc. Class A	214,020	7,390,111
BGC Group, Inc. Class A	1,260,661	13,476,466
Cohen & Steers, Inc.	71,268	5,426,346
Donnelley Financial Solutions, Inc. (a)	61,859	2,594,985
Lazard, Inc.	252,480	10,589,011
MarketAxess Holdings, Inc.	111,062	12,604,426
Moelis & Co. Class A (b)	244,956	16,025,021
Piper Sandler Cos.	210,824	15,251,008
PJT Partners, Inc. Class A (b)	148,969	22,485,381
StepStone Group, Inc. Class A	425,601	17,602,857
StoneX Group, Inc. (a) (b)	404,133	47,889,760
Victory Capital Holdings, Inc. Class A	173,884	14,616,689
Virtu Financial, Inc. Class A	471,515	28,088,149
WisdomTree, Inc. (b)	728,091	12,333,862
		237,012,958
CHEMICALS — 1.9%
Balchem Corp.	107,880	18,226,326
Element Solutions, Inc.	652,521	31,157,878
Hawkins, Inc.	80,898	11,495,606
Ingevity Corp. (a)	115,305	8,609,824
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Sensient Technologies Corp.	242,576	$29,907,195
		99,396,829
COMMERCIAL SERVICES & SUPPLIES — 2.3%
Brady Corp. Class A	252,140	23,088,460
Casella Waste Systems, Inc. Class A (a) (b)	357,379	34,655,041
Healthcare Services Group, Inc. (a)	396,302	9,733,177
Interface, Inc.	183,971	6,593,521
Liquidity Services, Inc. (a)	132,558	5,185,669
OPENLANE, Inc. (a)	603,383	24,883,515
Pitney Bowes, Inc. (b)	342,032	5,992,401
UniFirst Corp.	33,447	8,845,393
		118,977,177
COMMUNICATIONS EQUIPMENT — 2.4%
Calix, Inc. (a)	329,404	12,293,357
Digi International, Inc. (a)	218,011	16,339,924
Extreme Networks, Inc. (a)	486,679	15,753,799
NetScout Systems, Inc. (a)	204,514	8,906,585
Viasat, Inc. (a) (b)	778,070	69,878,467
		123,172,132
CONSTRUCTION & ENGINEERING — 5.1%
Arcosa, Inc.	179,031	26,011,414
Argan, Inc. (b)	80,006	63,888,791
Everus Construction Group, Inc. (a)	292,328	48,511,832
Granite Construction, Inc.	249,780	39,485,222
MYR Group, Inc. (a)	89,153	44,612,161
Primoris Services Corp.	309,167	30,644,633
WillScot Holdings Corp. (b)	544,074	15,701,976
		268,856,029
CONSTRUCTION MATERIALS — 0.1%
U.S. Lime & Minerals, Inc.	44,092	4,615,110
CONSUMER FINANCE — 1.5%
Credit Acceptance Corp. (a) (b)	15,664	9,973,895
Dave, Inc. (a)	59,886	22,312,925
Enova International, Inc. (a)	141,982	34,179,327
EZCORP, Inc. Class A (a) (b)	330,222	11,415,774
World Acceptance Corp. (a) (b)	9,888	2,213,231
		80,095,152
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.9%
Chefs' Warehouse, Inc. (a) (b)	209,523	20,135,160
PriceSmart, Inc. (b)	144,384	28,203,971
		48,339,131
DIVERSIFIED CONSUMER SERVICES — 2.5%
ADT, Inc.	1,079,220	7,014,930
Bright Horizons Family Solutions, Inc. (a)	200,978	14,245,321
Covista, Inc. (a)	195,226	24,336,873
Frontdoor, Inc. (a)	400,293	31,058,734
Laureate Education, Inc. (a)	734,340	26,671,229
OneSpaWorld Holdings Ltd. (b)	575,006	16,238,169
Security Description	Shares	Value
Perdoceo Education Corp.	221,007	$7,072,224
Universal Technical Institute, Inc. (a) (b)	128,833	5,510,187
		132,147,667
DIVERSIFIED REITs — 0.6%
Broadstone Net Lease, Inc. REIT	277,300	5,731,791
Essential Properties Realty Trust, Inc. REIT	835,499	24,939,645
		30,671,436
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Cogent Communications Holdings, Inc. (b)	137,423	1,907,431
Iridium Communications, Inc.	372,597	20,436,946
Lumen Technologies, Inc. (a)	2,462,174	18,909,496
Uniti Group, Inc. (b)	1,054,336	12,093,234
		53,347,107
ELECTRIC UTILITIES — 0.4%
MGE Energy, Inc.	109,661	8,941,758
Otter Tail Corp.	106,111	9,547,868
		18,489,626
ELECTRICAL EQUIPMENT — 1.2%
Powell Industries, Inc. (b)	162,304	46,477,373
Sunrun, Inc. (a) (b)	1,378,012	18,437,801
		64,915,174
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.2%
Arlo Technologies, Inc. (a)	631,470	8,512,216
Badger Meter, Inc. (b)	166,570	24,715,656
CTS Corp.	71,864	4,684,814
ePlus, Inc.	92,722	7,717,252
Itron, Inc. (a) (b)	161,264	13,954,174
Knowles Corp. (a)	282,596	11,722,082
Mirion Technologies, Inc. (a) (b)	1,410,831	25,296,200
Napco Security Technologies, Inc.	130,015	4,937,970
OSI Systems, Inc. (a) (b)	89,460	19,564,902
Plexus Corp. (a)	67,944	20,428,722
Ralliant Corp.	331,487	24,407,388
		165,941,376
ENERGY EQUIPMENT & SERVICES — 2.9%
Archrock, Inc.	1,000,876	40,745,662
Cactus, Inc. Class A (b)	252,966	12,959,448
Helmerich & Payne, Inc.	275,221	9,010,736
Innovex International, Inc. (a) (b)	94,976	2,355,405
Kodiak Gas Services, Inc.	560,391	42,102,176
Noble Corp. PLC (b)	385,975	14,396,867
Oceaneering International, Inc. (a)	331,819	13,445,306
Tidewater, Inc. (a) (b)	267,123	17,798,405
		152,814,005
ENTERTAINMENT — 1.5%
Cinemark Holdings, Inc.	355,460	11,278,746
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Madison Square Garden Sports Corp. (a)	102,941	$41,365,812
Sphere Entertainment Co. (a) (b)	153,211	26,510,099
		79,154,657
FINANCIAL SERVICES — 2.1%
Enact Holdings, Inc.	91,946	4,202,852
EVERTEC, Inc.	359,789	9,994,938
HA Sustainable Infrastructure Capital, Inc. (b)	309,007	12,066,723
NCR Atleos Corp. (a)	257,849	11,193,225
NMI Holdings, Inc. (a)	429,244	17,637,636
Payoneer Global, Inc. (a)	1,041,830	7,417,830
Radian Group, Inc.	382,136	14,395,063
Remitly Global, Inc. (a)	649,441	14,553,973
Sezzle, Inc. (a) (b)	96,051	16,485,233
		107,947,473
FOOD PRODUCTS — 0.7%
Cal-Maine Foods, Inc. (b)	253,187	20,396,745
Freshpet, Inc. (a)	172,827	10,217,532
Tootsie Roll Industries, Inc.	113,852	4,502,847
		35,117,124
GAS UTILITIES — 0.3%
Chesapeake Utilities Corp.	83,500	10,227,080
Northwest Natural Holding Co.	123,764	6,071,862
		16,298,942
GROUND TRANSPORTATION — 0.6%
Hertz Global Holdings, Inc. (a) (b)	503,139	1,139,610
Lyft, Inc. Class A (a) (b)	2,164,572	31,624,397
		32,764,007
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Artivion, Inc. (a)	242,220	5,442,683
Glaukos Corp. (a)	231,279	32,323,553
ICU Medical, Inc. (a) (b)	69,587	10,201,454
Inspire Medical Systems, Inc. (a)	146,277	6,525,417
LeMaitre Vascular, Inc. (b)	121,762	11,684,282
Merit Medical Systems, Inc. (a)	217,360	15,071,742
STAAR Surgical Co. (a) (b)	145,534	4,175,370
Tandem Diabetes Care, Inc. (a) (b)	205,608	3,102,625
TransMedics Group, Inc. (a) (b)	199,803	13,270,915
UFP Technologies, Inc. (a) (b)	43,373	11,499,484
		113,297,525
HEALTH CARE PROVIDERS & SERVICES — 3.8%
Addus HomeCare Corp. (a)	67,457	6,777,405
Alignment Healthcare, Inc. (a) (b)	954,575	22,728,431
BrightSpring Health Services, Inc. (a)	906,273	63,203,479
Concentra Group Holdings Parent, Inc. (b)	335,246	9,973,568
CorVel Corp. (a)	106,828	6,678,887
LifeStance Health Group, Inc. (a)	712,266	7,628,369
National HealthCare Corp. (b)	72,290	15,279,214
Security Description	Shares	Value
NeoGenomics, Inc. (a) (b)	409,263	$5,971,147
OmniAb, Inc. (a) (b) (c)	65,116	—
Pediatrix Medical Group, Inc. (a)	454,909	11,522,845
Privia Health Group, Inc. (a)	684,580	17,614,243
Progyny, Inc. (a)	422,171	12,171,190
RadNet, Inc. (a) (b)	262,031	16,159,452
U.S. Physical Therapy, Inc.	41,859	2,874,876
		198,583,106
HEALTH CARE REITs — 0.4%
LTC Properties, Inc. REIT (b)	179,057	6,884,742
National Health Investors, Inc. REIT	166,050	12,662,973
		19,547,715
HEALTH CARE TECHNOLOGY — 0.4%
Certara, Inc. (a)	318,408	2,085,573
HealthStream, Inc.	64,444	1,756,099
Schrodinger, Inc. (a) (b)	315,729	5,130,596
Waystar Holding Corp. (a) (b)	647,072	13,284,388
		22,256,656
HOTEL & RESORT REITs — 1.1%
DiamondRock Hospitality Co. REIT	561,531	6,839,447
Ryman Hospitality Properties, Inc. REIT	361,438	46,462,855
Xenia Hotels & Resorts, Inc. REIT	245,235	4,992,985
		58,295,287
HOTELS, RESTAURANTS & LEISURE — 2.9%
BJ's Restaurants, Inc. (a)	51,749	3,142,976
Brinker International, Inc. (a)	244,592	41,091,456
Cheesecake Factory, Inc.	136,720	10,874,709
Life Time Group Holdings, Inc. (a)	630,563	25,752,193
Monarch Casino & Resort, Inc.	68,304	8,989,489
Papa John's International, Inc. (b)	89,830	3,303,049
Red Rock Resorts, Inc. Class A	273,840	17,816,030
Rush Street Interactive, Inc. (a)	601,446	17,887,004
Shake Shack, Inc. Class A (a)	227,176	12,726,400
Six Flags Entertainment Corp. (a) (b)	256,917	5,472,332
United Parks & Resorts, Inc. (a) (b)	73,819	3,524,119
		150,579,757
HOUSEHOLD DURABLES — 1.6%
Cavco Industries, Inc. (a)	44,217	27,166,040
Champion Homes, Inc. (a)	143,748	12,667,074
Green Brick Partners, Inc. (a)	97,716	7,821,189
Installed Building Products, Inc.	128,310	29,490,770
Sonos, Inc. (a)	680,033	9,200,847
		86,345,920
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.3%
Reynolds Consumer Products, Inc.	134,481	$3,610,815
WD-40 Co.	44,747	10,902,159
		14,512,974
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.5%
Clearway Energy, Inc. Class C	698,601	23,878,182
INDUSTRIAL REITs — 0.7%
LXP Industrial Trust REIT	176,005	9,483,149
Terreno Realty Corp. REIT (b)	424,032	27,464,553
		36,947,702
INSURANCE — 1.8%
AMERISAFE, Inc.	52,226	1,766,806
Assured Guaranty Ltd.	122,562	9,824,570
Goosehead Insurance, Inc. Class A (a) (b)	89,998	4,364,903
HCI Group, Inc.	60,349	10,576,162
Horace Mann Educators Corp.	119,047	6,148,778
Mercury General Corp.	150,058	15,999,184
Palomar Holdings, Inc. (a)	153,085	19,348,413
Safety Insurance Group, Inc.	44,218	3,310,159
SiriusPoint Ltd. (a)	605,163	14,523,912
Trupanion, Inc. (a) (b)	130,520	3,232,980
United Fire Group, Inc.	62,752	3,290,715
		92,386,582
INTERACTIVE MEDIA & SERVICES — 0.5%
Cargurus, Inc. (a)	214,376	7,308,078
QuinStreet, Inc. (a) (b)	214,523	3,142,762
TripAdvisor, Inc. (a) (b)	676,081	9,269,071
Yelp, Inc. (a) (b)	178,370	4,373,632
ZoomInfo Technologies, Inc. (a)	905,022	2,651,714
		26,745,257
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Acushnet Holdings Corp.	155,517	18,433,430
Callaway Golf Co. (a)	503,066	9,452,610
Peloton Interactive, Inc. Class A (a) (b)	1,321,350	7,809,179
		35,695,219
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Azenta, Inc. (a) (b)	132,355	3,377,700
BioLife Solutions, Inc. (a)	104,396	2,948,143
		6,325,843
MACHINERY — 6.0%
Astec Industries, Inc.	61,907	3,788,089
Atmus Filtration Technologies, Inc.	325,567	16,600,661
Enerpac Tool Group Corp.	177,879	6,378,741
Enpro, Inc.	121,010	45,612,299
ESCO Technologies, Inc.	148,423	51,953,987
Federal Signal Corp.	348,412	44,767,458
Franklin Electric Co., Inc.	118,576	12,710,162
Security Description	Shares	Value
Gates Industrial Corp. PLC (a)	791,002	$22,124,326
JBT Marel Corp.	297,305	43,109,225
Kadant, Inc. (b)	33,780	10,614,689
Mueller Water Products, Inc. Class A	573,542	14,814,590
Proto Labs, Inc. (a)	133,194	10,856,643
Standex International Corp. (b)	68,987	24,674,580
Tennant Co. (b)	42,785	3,745,399
Worthington Enterprises, Inc.	80,780	4,342,733
		316,093,582
MEDIA — 0.1%
DoubleVerify Holdings, Inc. (a)	443,673	4,809,415
METALS & MINING — 0.8%
Century Aluminum Co. (a)	199,413	9,174,992
Materion Corp.	66,047	19,641,717
Warrior Met Coal, Inc.	131,409	10,665,155
		39,481,864
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.6%
Adamas Trust, Inc. REIT (b)	472,441	4,431,497
ARMOUR Residential REIT, Inc. (b)	718,392	12,535,940
Ellington Financial, Inc. REIT (b)	704,074	9,582,447
PennyMac Mortgage Investment Trust REIT (b)	480,525	5,420,322
		31,970,206
MULTI-UTILITIES — 0.2%
Avista Corp.	225,529	9,226,391
OFFICE REITs — 0.1%
JBG SMITH Properties REIT (b)	207,317	3,041,340
OIL, GAS & CONSUMABLE FUELS — 0.9%
Comstock Resources, Inc. (a) (b)	258,141	3,851,464
CVR Energy, Inc.	84,635	2,330,848
Gulfport Energy Corp. (a)	30,600	5,192,820
International Seaways, Inc.	234,380	17,951,164
Kinetik Holdings, Inc.	146,220	7,068,275
Par Pacific Holdings, Inc. (a)	135,834	7,617,571
REX American Resources Corp. (a)	109,955	4,964,468
		48,976,610
PERSONAL CARE PRODUCTS — 0.1%
Interparfums, Inc. (b)	57,281	6,407,453
PHARMACEUTICALS — 3.9%
Amneal Pharmaceuticals, Inc. (a)	599,670	10,380,288
Amphastar Pharmaceuticals, Inc. (a)	98,725	1,992,270
ANI Pharmaceuticals, Inc. (a)	105,960	8,771,369
Collegium Pharmaceutical, Inc. (a) (b)	189,163	6,847,701
Corcept Therapeutics, Inc. (a)	545,740	47,452,093
Harmony Biosciences Holdings, Inc. (a) (b)	222,632	8,106,031
Indivior Pharmaceuticals, Inc. (a)	700,580	28,744,797
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Innoviva, Inc. (a)	236,210	$5,364,329
Ligand Pharmaceuticals, Inc. (a) (b)	114,408	36,163,225
Liquidia Corp. (a)	400,875	31,961,764
Pacira BioSciences, Inc. (a)	231,153	5,864,352
Phibro Animal Health Corp. Class A	119,361	3,747,935
Supernus Pharmaceuticals, Inc. (a)	223,802	10,409,031
		205,805,185
PROFESSIONAL SERVICES — 0.3%
First Advantage Corp. (a) (b)	207,536	3,746,025
Legalzoom.com, Inc. (a)	523,604	3,209,692
Upwork, Inc. (a) (b)	694,755	5,808,152
Verra Mobility Corp. (a)	898,927	3,820,440
		16,584,309
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
St. Joe Co.	224,763	14,076,907
RESIDENTIAL REITs — 0.1%
Centerspace REIT	46,755	2,627,163
NexPoint Residential Trust, Inc. REIT	60,079	1,677,406
		4,304,569
RETAIL REITs — 1.9%
Curbline Properties Corp. REIT (b)	560,955	17,053,032
Getty Realty Corp. REIT (b)	154,800	5,164,128
InvenTrust Properties Corp. REIT	119,259	4,221,768
Macerich Co. REIT	850,898	21,434,121
NETSTREIT Corp.	256,446	5,418,704
Phillips Edison & Co., Inc. REIT	422,143	17,569,592
Saul Centers, Inc. REIT (b)	42,212	1,578,307
Tanger, Inc. REIT	428,866	16,927,341
Urban Edge Properties REIT	340,083	7,781,099
Whitestone REIT	131,850	2,499,876
		99,647,968
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.0%
ACM Research, Inc. Class A (a)	326,624	41,445,319
Axcelis Technologies, Inc. (a)	113,528	21,507,880
FormFactor, Inc. (a)	446,721	71,444,090
Impinj, Inc. (a)	156,545	22,421,940
MaxLinear, Inc. (a)	206,027	26,377,637
PDF Solutions, Inc. (a) (b)	218,043	15,435,264
Penguin Solutions, Inc. (a)	131,844	10,021,463
Qorvo, Inc. (a)	287,479	26,813,166
SolarEdge Technologies, Inc. (a) (b)	207,894	12,149,325
Veeco Instruments, Inc. (a)	180,035	13,646,653
		261,262,737
SOFTWARE — 4.6%
A10 Networks, Inc.	265,714	9,927,075
Security Description	Shares	Value
ACI Worldwide, Inc. (a)	384,141	$19,318,451
Adeia, Inc. (b)	636,605	20,963,403
Agilysys, Inc. (a)	143,460	14,991,570
Alarm.com Holdings, Inc. (a)	162,773	7,604,755
Blackbaud, Inc. (a)	105,023	3,110,781
BlackLine, Inc. (a)	281,435	7,899,881
Box, Inc. Class A (a)	511,291	13,569,663
Cleanspark, Inc. (a) (b)	860,732	12,523,651
Clear Secure, Inc. Class A	521,791	29,079,412
Life360, Inc. (a) (b)	461,637	25,556,224
LiveRamp Holdings, Inc. (a)	356,815	13,430,517
MARA Holdings, Inc. (a) (b)	1,211,545	16,828,360
N-able, Inc. (a)	242,112	888,551
Progress Software Corp. (a) (b)	161,122	5,410,477
Q2 Holdings, Inc. (a)	222,250	10,690,225
RingCentral, Inc. Class A	251,579	9,806,549
Sprinklr, Inc. Class A (a)	667,508	3,444,341
SPS Commerce, Inc. (a)	127,284	7,276,826
Teradata Corp. (a) (b)	311,189	10,782,699
		243,103,411
SPECIALIZED REITs — 0.8%
Four Corners Property Trust, Inc. REIT	290,186	7,124,066
Millrose Properties, Inc. REIT	513,089	15,418,324
Outfront Media, Inc. REIT	601,373	19,700,980
		42,243,370
SPECIALTY RETAIL — 1.6%
American Eagle Outfitters, Inc.	372,417	6,405,572
Boot Barn Holdings, Inc. (a)	173,173	28,447,129
Buckle, Inc.	101,661	4,290,094
National Vision Holdings, Inc. (a) (b)	445,990	8,478,270
Urban Outfitters, Inc. (a) (b)	296,368	21,000,637
Warby Parker, Inc. Class A (a)	362,567	11,000,283
Winmark Corp.	9,466	4,004,875
		83,626,860
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Diebold Nixdorf, Inc. (a) (b)	126,588	10,762,512
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Kontoor Brands, Inc. (b)	155,436	12,954,036
Steven Madden Ltd.	229,645	9,668,055
		22,622,091
TRADING COMPANIES & DISTRIBUTORS — 0.2%
DXP Enterprises, Inc. (a) (b)	71,809	12,117,051
WATER UTILITIES — 0.4%
American States Water Co.	147,597	12,195,940
California Water Service Group	160,973	7,831,336
Middlesex Water Co. (b)	57,878	3,250,429
		23,277,705
TOTAL COMMON STOCKS (Cost $3,909,423,677)		5,219,469,542
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	3,315,484	$3,315,484
State Street Navigator Securities Lending Portfolio II (f) (g)	131,745,857	131,745,857
TOTAL SHORT-TERM INVESTMENTS (Cost $135,061,341)		135,061,341
TOTAL INVESTMENTS — 102.5% (Cost $4,044,485,018)		5,354,530,883
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(129,485,749)
NET ASSETS — 100.0%		$5,225,045,134

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the security is $0, representing
0.00% of the Fund's net assets.

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,219,452,297	$17,245	$0 (a)	$5,219,469,542
Short-Term Investments	135,061,341	—	—	135,061,341
TOTAL INVESTMENTS	$5,354,513,638	$17,245	$0	$5,354,530,883

(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2026.
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	943,377	$943,377	$144,230,876	$141,858,769	$—	$—	3,315,484	$3,315,484	$110,662
State Street Navigator Securities Lending Portfolio II	314,598,308	314,598,308	2,050,543,542	2,233,395,993	—	—	131,745,857	131,745,857	580,785
Total		$315,541,685	$2,194,774,418	$2,375,254,762	$—	$—		$135,061,341	$691,447
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 0.3%
Hub Group, Inc. Class A	318,710	$13,956,311
AIRLINES — 0.6%
Allegiant Travel Co. (a)	119,165	14,013,804
JetBlue Airways Corp. (a) (b)	1,550,105	8,882,101
SkyWest, Inc. (a)	78,787	7,825,913
		30,721,818
AUTO COMPONENTS — 1.8%
Adient PLC (a)	410,755	7,549,677
Dana, Inc.	290,685	7,909,539
Dauch Corp. (a)	1,282,301	6,950,071
Fox Factory Holding Corp. (a) (b)	227,655	3,857,614
Gentherm, Inc. (a)	90,270	3,079,110
LCI Industries (b)	126,814	13,427,066
Patrick Industries, Inc. (b)	94,668	8,499,293
Phinia, Inc.	194,880	16,052,266
Standard Motor Products, Inc.	111,522	4,346,012
Versigent PLC (a)	373,406	15,686,786
		87,357,434
AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (b)	153,503	4,795,434
BANKS — 12.9%
Ameris Bancorp	142,437	12,856,364
Atlantic Union Bankshares Corp.	755,488	31,964,697
Banc of California, Inc.	722,437	14,759,388
BancFirst Corp.	40,002	4,445,422
Bank of Hawaii Corp.	208,643	17,002,318
BankUnited, Inc.	202,017	9,787,724
Banner Corp.	178,454	11,856,484
Beacon Financial Corp.	440,707	13,419,528
Capitol Federal Financial, Inc.	606,031	5,157,324
Cathay General Bancorp	353,385	21,906,336
Central Pacific Financial Corp.	134,791	5,149,016
City Holding Co.	22,475	2,981,084
Community Financial System, Inc.	134,888	9,053,683
Customers Bancorp, Inc. (a)	83,759	6,625,337
CVB Financial Corp.	883,164	19,915,348
Dime Commercial Bancshares, Inc.	213,499	8,678,734
Eagle Bancorp, Inc. (b)	150,613	4,275,903
Eastern Bankshares, Inc.	1,114,751	24,792,062
FB Financial Corp.	116,716	6,460,231
First BanCorp	337,979	8,811,113
First Bancorp/Southern Pines NC (b)	121,176	7,746,782
First Commonwealth Financial Corp.	531,578	10,806,981
First Financial Bancorp	547,195	18,511,607
First Hawaiian, Inc.	640,877	18,777,696
First Interstate BancSystem, Inc. Class A (b)	444,936	17,156,732
Fulton Financial Corp.	997,991	24,141,402
Security Description	Shares	Value
Hanmi Financial Corp.	152,440	$4,939,056
Heritage Financial Corp. (b)	213,625	6,327,572
Hilltop Holdings, Inc.	214,473	8,317,263
Hope Bancorp, Inc.	669,708	9,161,605
Independent Bank Corp.	144,767	12,119,893
Lakeland Financial Corp.	66,642	4,113,144
National Bank Holdings Corp. Class A	235,001	10,441,094
NBT Bancorp, Inc.	273,449	13,500,177
Nicolet Bankshares, Inc.	49,437	8,176,385
Northwest Bancshares, Inc.	768,400	11,648,944
OFG Bancorp	123,336	6,052,098
Park National Corp.	42,700	7,813,673
Provident Financial Services, Inc.	686,036	16,217,891
Renasant Corp.	486,420	20,692,307
S&T Bancorp, Inc.	188,524	9,252,758
Seacoast Banking Corp. of Florida	267,070	8,880,077
ServisFirst Bancshares, Inc.	131,988	11,449,959
Simmons First National Corp. Class A	763,952	17,303,513
Southside Bancshares, Inc.	152,027	5,349,830
Stellar Bancorp, Inc.	139,160	5,471,771
Tompkins Financial Corp.	65,590	6,199,567
Triumph Financial, Inc. (a)	118,492	9,042,125
TrustCo Bank Corp.	54,229	2,977,714
Trustmark Corp.	156,189	7,186,256
United Community Banks, Inc.	630,943	22,139,790
WaFd, Inc.	388,716	14,915,033
WesBanco, Inc.	506,802	19,780,482
Westamerica BanCorp	69,283	4,064,834
WSFS Financial Corp.	128,308	9,845,073
		630,419,180
BEVERAGES — 0.0% *
National Beverage Corp. (a)	66,236	2,066,563
BIOTECHNOLOGY — 0.4%
Arcus Biosciences, Inc. (a)	167,502	5,164,086
Sarepta Therapeutics, Inc. (a)	219,174	3,938,557
Vir Biotechnology, Inc. (a)	372,525	3,796,030
Xencor, Inc. (a)	388,642	6,257,136
		19,155,809
BROADLINE RETAIL — 0.2%
Kohl's Corp.	588,837	10,434,192
BUILDING PRODUCTS — 1.3%
Apogee Enterprises, Inc.	114,683	5,245,600
CSW Industrials, Inc. (b)	36,313	10,105,908
Gibraltar Industries, Inc. (a)	153,874	6,939,717
Griffon Corp.	82,562	8,052,272
Hayward Holdings, Inc. (a) (b)	543,294	9,404,419
Masterbrand, Inc. (a) (b)	1,082,433	11,138,236
Quanex Building Products Corp. (b)	243,769	4,538,979
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Resideo Technologies, Inc. (a)	321,559	$10,000,485
		65,425,616
CAPITAL MARKETS — 1.7%
Artisan Partners Asset Management, Inc. Class A	176,218	6,084,807
BGC Group, Inc. Class A	808,908	8,647,226
Cohen & Steers, Inc.	80,899	6,159,650
Donnelley Financial Solutions, Inc. (a)	70,365	2,951,812
Lazard, Inc.	358,987	15,055,915
MarketAxess Holdings, Inc.	85,767	9,733,697
Moelis & Co. Class A (b)	167,980	10,989,252
Piper Sandler Cos.	163,440	11,823,250
Victory Capital Holdings, Inc. Class A	84,671	7,117,444
Virtus Investment Partners, Inc. (b)	32,448	4,656,288
		83,219,341
CHEMICALS — 4.2%
Balchem Corp.	69,218	11,694,381
Celanese Corp.	578,906	26,629,676
Chemours Co.	792,097	16,253,830
Eastman Chemical Co.	604,310	40,476,684
Element Solutions, Inc.	604,288	28,854,752
FMC Corp. (b)	649,789	7,472,573
Hawkins, Inc.	35,590	5,057,339
HB Fuller Co.	287,061	16,732,786
Ingevity Corp. (a)	77,863	5,814,030
Innospec, Inc.	129,304	10,524,053
Koppers Holdings, Inc.	99,708	4,476,889
Minerals Technologies, Inc.	162,974	12,055,187
Quaker Chemical Corp. (b)	72,061	11,448,331
Stepan Co.	116,901	6,513,724
		204,004,235
COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	307,884	13,620,787
CoreCivic, Inc. (a)	520,379	15,809,114
Deluxe Corp. (b)	244,690	5,843,197
GEO Group, Inc. (a)	691,344	20,429,215
HNI Corp. (b)	366,972	14,829,339
Interface, Inc.	131,701	4,720,164
Millerknoll, Inc.	354,941	7,262,093
Pitney Bowes, Inc. (b)	344,343	6,032,889
UniFirst Corp.	44,774	11,840,932
Vestis Corp. (a) (b)	587,397	8,529,005
		108,916,735
COMMUNICATIONS EQUIPMENT — 0.5%
Extreme Networks, Inc. (a)	239,366	7,748,277
Harmonic, Inc. (a)	568,295	9,280,257
NetScout Systems, Inc. (a)	166,672	7,258,566
		24,287,100
CONSTRUCTION & ENGINEERING — 0.5%
Arcosa, Inc.	92,355	13,418,258
Security Description	Shares	Value
WillScot Holdings Corp. (b)	456,704	$13,180,477
		26,598,735
CONSTRUCTION MATERIALS — 0.0% *
U.S. Lime & Minerals, Inc.	16,144	1,689,792
CONSUMER FINANCE — 1.2%
Bread Financial Holdings, Inc.	213,073	23,086,460
Credit Acceptance Corp. (a) (b)	16,672	10,615,729
Encore Capital Group, Inc. (a)	112,376	10,483,557
Navient Corp. (b)	361,300	3,074,663
PROG Holdings, Inc.	208,712	9,728,066
World Acceptance Corp. (a)	4,252	951,725
		57,940,200
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
Andersons, Inc.	176,206	12,052,490
Grocery Outlet Holding Corp. (a) (b)	535,727	5,346,556
United Natural Foods, Inc. (a)	319,882	14,609,011
		32,008,057
CONTAINERS & PACKAGING — 0.2%
O-I Glass, Inc. (a)	796,740	7,672,606
DISTRIBUTORS — 1.5%
LKQ Corp. (b)	1,337,232	35,209,319
Pool Corp.	168,296	36,166,810
		71,376,129
DIVERSIFIED CONSUMER SERVICES — 1.3%
ADT, Inc.	1,989,058	12,928,878
Bright Horizons Family Solutions, Inc. (a)	93,240	6,608,851
Matthews International Corp. Class A (b)	169,428	4,561,002
Perdoceo Education Corp.	112,820	3,610,240
Strategic Education, Inc.	117,191	8,979,174
Stride, Inc. (a) (b)	220,745	19,037,049
Universal Technical Institute, Inc. (a) (b)	150,254	6,426,364
		62,151,558
DIVERSIFIED REITs — 0.9%
American Assets Trust, Inc. REIT	245,353	6,057,766
Broadstone Net Lease, Inc. REIT	746,888	15,438,175
Essential Properties Realty Trust, Inc. REIT	378,738	11,305,329
Global Net Lease, Inc. REIT	999,059	8,931,587
		41,732,857
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Cogent Communications Holdings, Inc. (b)	121,491	1,686,295
Iridium Communications, Inc.	214,798	11,781,670
Lumen Technologies, Inc. (a)	2,749,339	21,114,924
Shenandoah Telecommunications Co. (b)	248,251	3,743,625
		38,326,514
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
ELECTRIC UTILITIES — 0.6%
Hawaiian Electric Industries, Inc. (a) (b)	901,404	$12,195,996
MGE Energy, Inc.	99,315	8,098,145
Otter Tail Corp.	121,179	10,903,687
		31,197,828
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.5%
Benchmark Electronics, Inc.	189,010	18,649,617
CTS Corp.	83,328	5,432,152
ePlus, Inc.	50,081	4,168,242
Insight Enterprises, Inc. (a)	159,032	19,370,098
Itron, Inc. (a) (b)	83,332	7,210,718
Knowles Corp. (a)	191,167	7,929,607
Napco Security Technologies, Inc.	64,137	2,435,923
PC Connection, Inc.	61,889	4,517,278
Plexus Corp. (a)	79,063	23,771,872
Ralliant Corp.	283,124	20,846,420
Rogers Corp. (a)	87,360	14,303,453
ScanSource, Inc. (a)	97,070	5,056,376
Vishay Intertechnology, Inc. (b)	650,847	35,002,552
		168,694,308
ENERGY EQUIPMENT & SERVICES — 2.1%
Atlas Energy Solutions, Inc. (b)	417,999	6,942,963
Bristow Group, Inc.	136,819	5,653,361
Cactus, Inc. Class A	138,489	7,094,792
Core Laboratories, Inc. (b)	253,492	2,953,182
Helix Energy Solutions Group, Inc. (a)	709,962	6,205,068
Helmerich & Payne, Inc.	267,337	8,752,613
Innovex International, Inc. (a) (b)	122,204	3,030,659
Liberty Energy, Inc.	860,779	22,543,802
Noble Corp. PLC (b)	309,197	11,533,048
Oceaneering International, Inc. (a)	213,970	8,670,064
Patterson-UTI Energy, Inc.	1,820,410	16,711,364
RPC, Inc. (b)	472,344	2,753,766
		102,844,682
ENTERTAINMENT — 0.1%
Cinemark Holdings, Inc.	209,687	6,653,368
FINANCIAL SERVICES — 2.4%
Enact Holdings, Inc.	64,404	2,943,907
HA Sustainable Infrastructure Capital, Inc. (b)	383,281	14,967,123
Jackson Financial, Inc. Class A	366,148	37,489,894
Merchants Bancorp (b)	152,797	7,639,850
NCR Atleos Corp. (a)	145,343	6,309,340
Payoneer Global, Inc. (a)	474,996	3,381,971
Radian Group, Inc.	349,470	13,164,535
Remitly Global, Inc. (a)	313,644	7,028,762
Walker & Dunlop, Inc.	178,884	9,784,955
Western Union Co. (b)	1,641,605	12,640,358
		115,350,695
Security Description	Shares	Value
FOOD PRODUCTS — 2.5%
Campbell's Co. (b)	1,031,312	$22,967,318
Conagra Brands, Inc.	2,520,621	33,927,559
Del Monte Corp.	179,119	4,999,211
Flowers Foods, Inc. (b)	1,109,260	8,763,154
Freshpet, Inc. (a)	98,206	5,805,939
J&J Snack Foods Corp.	78,230	5,745,994
John B Sanfilippo & Son, Inc.	49,453	4,252,463
Lamb Weston Holdings, Inc. (b)	729,118	31,483,315
Simply Good Foods Co. (a) (b)	433,189	5,752,750
		123,697,703
GAS UTILITIES — 0.7%
Chesapeake Utilities Corp.	51,391	6,294,370
MDU Resources Group, Inc.	1,102,804	23,390,473
Northwest Natural Holding Co.	106,117	5,206,100
		34,890,943
GROUND TRANSPORTATION — 1.5%
ArcBest Corp.	117,313	16,839,108
Heartland Express, Inc.	242,376	3,688,963
Hertz Global Holdings, Inc. (a) (b)	210,964	477,833
Marten Transport Ltd.	315,316	5,470,733
RXO, Inc. (a) (b)	869,587	23,991,905
Schneider National, Inc. Class B	260,702	9,523,444
Werner Enterprises, Inc.	315,093	13,741,206
		73,733,192
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Avanos Medical, Inc. (a)	253,007	6,294,814
CONMED Corp.	156,540	5,123,554
Enovis Corp. (a) (b)	310,766	6,432,856
Glaukos Corp. (a)	96,747	13,521,361
ICU Medical, Inc. (a) (b)	67,739	9,930,538
Integer Holdings Corp. (a) (b)	178,794	16,708,299
Integra LifeSciences Holdings Corp. (a)	346,888	6,230,109
Merit Medical Systems, Inc. (a)	114,797	7,960,024
Neogen Corp. (a) (b)	1,142,297	10,269,250
Omnicell, Inc. (a)	243,764	10,121,081
QuidelOrtho Corp. (a) (b)	369,257	6,467,537
STAAR Surgical Co. (a) (b)	127,444	3,656,368
Tandem Diabetes Care, Inc. (a) (b)	162,491	2,451,989
Teleflex, Inc.	233,692	29,622,798
		134,790,578
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Acadia Healthcare Co., Inc. (a) (b)	483,084	14,265,471
AdaptHealth Corp. (a) (b)	583,455	6,079,601
Addus HomeCare Corp. (a)	34,592	3,475,458
AMN Healthcare Services, Inc. (a)	209,257	6,773,649
Astrana Health, Inc. (a) (b)	222,365	10,319,960
Concentra Group Holdings Parent, Inc.	311,788	9,275,693
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
CorVel Corp. (a)	63,058	$3,942,386
LifeStance Health Group, Inc. (a)	541,769	5,802,346
Molina Healthcare, Inc. (a)	273,782	62,613,944
NeoGenomics, Inc. (a) (b)	286,300	4,177,117
RadNet, Inc. (a) (b)	136,242	8,402,044
U.S. Physical Therapy, Inc. (b)	43,902	3,015,189
		138,142,858
HEALTH CARE REITs — 0.5%
LTC Properties, Inc. REIT	106,170	4,082,236
Medical Properties Trust, Inc. REIT (b)	2,577,593	11,908,480
National Health Investors, Inc. REIT	102,154	7,790,264
		23,780,980
HEALTH CARE TECHNOLOGY — 0.1%
Certara, Inc. (a) (b)	305,043	1,998,032
HealthStream, Inc.	66,304	1,806,784
		3,804,816
HOTEL & RESORT REITs — 1.1%
Apple Hospitality REIT, Inc.	1,156,898	19,447,455
DiamondRock Hospitality Co. REIT	541,040	6,589,867
Pebblebrook Hotel Trust REIT (b)	595,332	11,555,394
Sunstone Hotel Investors, Inc. REIT	978,648	11,205,520
Xenia Hotels & Resorts, Inc. REIT	257,516	5,243,026
		54,041,262
HOTELS, RESTAURANTS & LEISURE — 2.4%
BJ's Restaurants, Inc. (a)	59,260	3,599,156
Caesars Entertainment, Inc. (a)	1,075,377	32,454,878
Cheesecake Factory, Inc. (b)	112,545	8,951,829
Cracker Barrel Old Country Store, Inc. (b)	115,827	6,173,579
Life Time Group Holdings, Inc. (a)	223,972	9,147,017
Marriott Vacations Worldwide Corp. (b)	144,514	14,723,086
Papa John's International, Inc. (b)	94,768	3,484,620
Penn Entertainment, Inc. (a)	668,287	14,274,610
Pursuit Attractions & Hospitality, Inc. (a) (b)	108,060	6,048,118
Sabre Corp. (a) (b)	2,153,765	4,501,369
Six Flags Entertainment Corp. (a) (b)	303,555	6,465,722
United Parks & Resorts, Inc. (a) (b)	56,591	2,701,654
Wendy's Co. (b)	819,614	6,794,600
		119,320,238
HOUSEHOLD DURABLES — 3.1%
Century Communities, Inc.	130,946	9,383,590
Champion Homes, Inc. (a)	156,991	13,834,047
Security Description	Shares	Value
Dream Finders Homes, Inc. Class A (a) (b)	140,258	$2,420,853
Green Brick Partners, Inc. (a)	67,123	5,372,525
La-Z-Boy, Inc. (b)	214,389	8,601,287
Leggett & Platt, Inc.	709,671	8,310,247
LGI Homes, Inc. (a)	106,108	6,756,957
M/I Homes, Inc. (a)	134,830	21,679,316
Meritage Homes Corp.	351,937	29,509,917
Mohawk Industries, Inc. (a)	268,632	32,593,121
Newell Brands, Inc.	2,219,400	13,627,116
		152,088,976
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a) (b)	46,257	2,051,035
Central Garden & Pet Co. Class A (a)	267,614	10,375,395
Energizer Holdings, Inc. (b)	316,463	6,784,967
Reynolds Consumer Products, Inc.	155,017	4,162,206
WD-40 Co.	28,676	6,986,621
		30,360,224
INDUSTRIAL REITs — 0.6%
Innovative Industrial Properties, Inc. REIT (b)	152,264	9,437,323
LXP Industrial Trust REIT	144,924	7,808,505
Terreno Realty Corp. REIT	166,349	10,774,425
		28,020,253
INSURANCE — 2.1%
AMERISAFE, Inc.	56,732	1,919,244
Assured Guaranty Ltd.	104,581	8,383,213
Employers Holdings, Inc.	94,575	4,774,146
F&G Annuities & Life, Inc. (b)	192,945	5,130,407
Genworth Financial, Inc. (a)	2,017,939	19,109,882
Goosehead Insurance, Inc. Class A (a) (b)	37,794	1,833,009
Horace Mann Educators Corp.	104,477	5,396,237
Kemper Corp.	306,261	8,256,797
Lincoln National Corp.	898,685	31,768,515
Safety Insurance Group, Inc.	36,583	2,738,603
Stewart Information Services Corp.	158,697	10,477,176
Trupanion, Inc. (a) (b)	66,099	1,637,272
United Fire Group, Inc.	59,241	3,106,598
		104,531,099
INTERACTIVE MEDIA & SERVICES — 1.7%
Cargurus, Inc. (a)	197,962	6,748,525
Match Group, Inc.	1,224,923	46,608,320
People, Inc. (a) (b)	328,357	15,156,959
QuinStreet, Inc. (a) (b)	118,752	1,739,717
Yelp, Inc. (a) (b)	112,109	2,748,913
Ziff Davis, Inc. (a) (b)	192,968	10,105,734
ZoomInfo Technologies, Inc. (a)	614,539	1,800,599
		84,908,767
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
IT SERVICES — 0.7%
DXC Technology Co. (a)	855,389	$7,570,192
EPAM Systems, Inc. (a) (b)	275,609	21,869,574
Everforth, Inc. (a)	212,464	3,796,732
		33,236,498
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Callaway Golf Co. (a)	268,470	5,044,551
Peloton Interactive, Inc. Class A (a) (b)	950,741	5,618,880
		10,663,431
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Azenta, Inc. (a) (b)	91,908	2,345,492
BioLife Solutions, Inc. (a)	106,478	3,006,939
Fortrea Holdings, Inc. (a)	502,814	8,748,963
		14,101,394
MACHINERY — 2.7%
Alamo Group, Inc.	56,453	9,285,954
Albany International Corp. Class A	149,052	11,104,374
Astec Industries, Inc.	61,352	3,754,129
Atmus Filtration Technologies, Inc.	131,411	6,700,647
Enerpac Tool Group Corp.	106,574	3,821,744
Franklin Electric Co., Inc.	89,620	9,606,368
Gates Industrial Corp. PLC (a)	615,000	17,201,550
Greenbrier Cos., Inc. (b)	160,903	7,885,856
Kadant, Inc. (b)	30,329	9,530,282
Kennametal, Inc.	401,006	14,055,260
Lindsay Corp. (b)	54,224	6,712,931
Mueller Water Products, Inc. Class A	284,603	7,351,295
Tennant Co. (b)	50,315	4,404,575
Trinity Industries, Inc.	418,344	14,466,335
Worthington Enterprises, Inc.	86,406	4,645,187
		130,526,487
MARINE — 0.6%
Matson, Inc.	159,750	30,708,742
MEDIA — 0.9%
DoubleVerify Holdings, Inc. (a)	267,630	2,901,109
John Wiley & Sons, Inc. Class A (b)	205,333	9,960,704
Scholastic Corp. (b)	84,574	3,890,404
Versant Media Group, Inc.	744,846	26,821,904
		43,574,121
METALS & MINING — 1.4%
Alpha Metallurgical Resources, Inc. (a)	56,120	9,256,433
Century Aluminum Co. (a)	112,887	5,193,931
Kaiser Aluminum Corp.	84,645	16,559,101
Materion Corp.	49,227	14,639,618
Metallus, Inc. (a)	190,456	3,559,623
Warrior Met Coal, Inc.	157,197	12,758,108
Security Description	Shares	Value
Worthington Steel, Inc.	168,580	$5,660,916
		67,627,730
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.2%
Arbor Realty Trust, Inc. REIT (b)	1,000,420	5,422,277
Blackstone Mortgage Trust, Inc. Class A REIT (b)	822,363	13,939,053
Franklin BSP Realty Trust, Inc. REIT (b)	396,217	3,225,206
Redwood Trust, Inc. REIT	677,722	3,212,402
Rithm Capital Corp. REIT (b)	2,946,533	27,667,945
Two Harbors Investment Corp. REIT (b)	545,044	6,763,996
		60,230,879
MULTI-UTILITIES — 0.3%
Avista Corp.	234,240	9,582,758
Unitil Corp.	95,530	5,033,476
		14,616,234
OFFICE REITs — 1.1%
Douglas Emmett, Inc. REIT (b)	878,863	10,370,583
Easterly Government Properties, Inc. REIT	237,966	5,932,492
Highwoods Properties, Inc. REIT (b)	580,676	17,513,188
JBG SMITH Properties REIT (b)	129,185	1,895,144
SL Green Realty Corp. REIT (b)	374,767	19,401,688
		55,113,095
OIL, GAS & CONSUMABLE FUELS — 3.9%
California Resources Corp.	412,117	21,788,626
Comstock Resources, Inc. (a) (b)	177,454	2,647,614
Core Natural Resources, Inc.	265,833	21,271,956
Crescent Energy Co. Class A	1,276,495	12,535,181
CVR Energy, Inc.	85,597	2,357,341
Dorian LPG Ltd.	192,342	6,689,655
Gulfport Energy Corp. (a)	47,700	8,094,690
Kinetik Holdings, Inc.	143,197	6,922,143
Magnolia Oil & Gas Corp. Class A	969,648	24,803,596
Northern Oil & Gas, Inc.	548,879	9,962,154
Par Pacific Holdings, Inc. (a)	136,303	7,643,872
Peabody Energy Corp.	641,382	14,828,752
REX American Resources Corp. (a)	46,128	2,082,679
SM Energy Co.	1,202,798	31,393,028
Talos Energy, Inc. (a)	647,539	8,359,728
World Kinect Corp.	268,972	8,859,938
		190,240,953
PAPER & FOREST PRODUCTS — 0.1%
Sylvamo Corp. (b)	179,899	6,800,182
PERSONAL CARE PRODUCTS — 0.3%
Coty, Inc. Class A (a) (b)	1,948,406	4,208,557
Edgewell Personal Care Co. (b)	238,985	6,419,137
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Interparfums, Inc. (b)	41,870	$4,683,578
		15,311,272
PHARMACEUTICALS — 1.1%
Amneal Pharmaceuticals, Inc. (a)	369,537	6,396,686
Amphastar Pharmaceuticals, Inc. (a)	81,284	1,640,311
Innoviva, Inc. (a)	148,139	3,364,237
Organon & Co.	1,383,671	18,734,905
Perrigo Co. PLC	718,424	7,464,425
Prestige Consumer Healthcare, Inc. (a)	248,808	11,761,154
Supernus Pharmaceuticals, Inc. (a)	96,678	4,496,494
		53,858,212
PROFESSIONAL SERVICES — 2.2%
Amentum Holdings, Inc. (a)	810,751	16,758,223
Concentrix Corp. (b)	228,222	5,113,314
First Advantage Corp. (a) (b)	234,430	4,231,462
Insperity, Inc. (b)	195,136	8,061,068
Korn Ferry	273,473	18,207,833
Legalzoom.com, Inc. (a)	143,218	877,926
ManpowerGroup, Inc.	242,025	8,173,184
Paycom Software, Inc. (b)	219,007	27,524,800
Robert Half, Inc. (b)	526,173	16,153,511
		105,101,321
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
AGNT, Inc. (b)	480,499	2,599,500
Cushman & Wakefield Ltd. (a)	1,225,945	16,415,403
Marcus & Millichap, Inc.	120,293	3,749,533
		22,764,436
RESIDENTIAL REITs — 0.1%
Centerspace REIT	47,376	2,662,058
NexPoint Residential Trust, Inc. REIT	61,099	1,705,884
		4,367,942
RETAIL REITs — 1.7%
Acadia Realty Trust REIT (b)	705,613	14,754,368
Getty Realty Corp. REIT (b)	149,937	5,001,898
InvenTrust Properties Corp. REIT	303,902	10,758,131
Macerich Co. REIT	712,276	17,942,233
NETSTREIT Corp. (b)	277,988	5,873,886
Phillips Edison & Co., Inc. REIT	277,920	11,567,030
Saul Centers, Inc. REIT (b)	31,750	1,187,133
Tanger, Inc. REIT	204,452	8,069,721
Urban Edge Properties REIT	340,757	7,796,520
Whitestone REIT	122,595	2,324,401
		85,275,321
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.1%
Alpha & Omega Semiconductor Ltd. (a)	132,563	6,274,207
Axcelis Technologies, Inc. (a)	58,062	10,999,846
Security Description	Shares	Value
Cohu, Inc. (a) (b)	248,425	$18,361,092
Diodes, Inc. (a)	242,505	26,539,747
Enphase Energy, Inc. (a)	691,593	34,054,039
Ichor Holdings Ltd. (a)	183,010	20,548,363
Kulicke & Soffa Industries, Inc.	276,362	36,966,181
MaxLinear, Inc. (a)	251,476	32,196,472
Penguin Solutions, Inc. (a)	123,153	9,360,860
Photronics, Inc. (a)	309,299	10,061,497
Power Integrations, Inc. (b)	293,910	24,617,902
Qorvo, Inc. (a)	155,945	14,544,990
SolarEdge Technologies, Inc. (a) (b)	133,303	7,790,227
Ultra Clean Holdings, Inc. (a) (b)	235,112	33,524,620
Veeco Instruments, Inc. (a)	156,058	11,829,196
		297,669,239
SOFTWARE — 1.7%
A10 Networks, Inc.	132,644	4,955,580
ACI Worldwide, Inc. (a)	180,923	9,098,618
Alarm.com Holdings, Inc. (a)	107,278	5,012,028
Blackbaud, Inc. (a) (b)	93,030	2,755,549
Box, Inc. Class A (a)	252,928	6,712,709
Cleanspark, Inc. (a) (b)	565,184	8,223,427
MARA Holdings, Inc. (a) (b)	901,928	12,527,780
N-able, Inc. (a) (b)	212,765	780,847
NCR Voyix Corp. (a) (b)	713,028	5,825,439
Progress Software Corp. (a) (b)	76,451	2,567,225
Q2 Holdings, Inc. (a)	125,564	6,039,628
RingCentral, Inc. Class A (b)	158,212	6,167,104
SPS Commerce, Inc. (a)	75,972	4,343,319
Teradata Corp. (a) (b)	217,852	7,548,572
		82,557,825
SPECIALIZED REITs — 0.6%
Four Corners Property Trust, Inc. REIT	304,218	7,468,552
Millrose Properties, Inc. REIT	331,512	9,961,936
Outfront Media, Inc. REIT	262,723	8,606,805
Safehold, Inc. REIT (b)	250,190	3,927,983
		29,965,276
SPECIALTY RETAIL — 4.3%
Academy Sports & Outdoors, Inc. (b)	339,779	16,013,784
Advance Auto Parts, Inc. (b)	317,885	19,778,805
American Eagle Outfitters, Inc.	473,129	8,137,819
Asbury Automotive Group, Inc. (a)	98,140	19,733,991
Buckle, Inc.	65,689	2,772,076
CarMax, Inc. (a)	744,945	39,400,141
Group 1 Automotive, Inc.	62,008	18,054,869
MarineMax, Inc. (a) (b)	99,437	3,641,383
Sally Beauty Holdings, Inc. (a) (b)	498,175	7,044,195
Signet Jewelers Ltd. (b)	211,109	18,197,596
Sonic Automotive, Inc. Class A (b)	68,237	5,785,815
Upbound Group, Inc. (b)	283,544	6,016,804
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Victoria's Secret & Co. (a)	419,463	$35,016,771
Warby Parker, Inc. Class A (a) (b)	201,593	6,116,332
Winmark Corp. (b)	6,768	2,863,405
		208,573,786
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Corsair Gaming, Inc. (a)	243,732	2,356,888
Diebold Nixdorf, Inc. (a) (b)	64,891	5,517,033
		7,873,921
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter's, Inc.	198,004	8,149,844
G-III Apparel Group Ltd.	192,556	6,491,063
Kontoor Brands, Inc. (b)	122,632	10,220,151
Steven Madden Ltd.	167,041	7,032,426
Under Armour, Inc. Class A (a) (b)	978,359	6,251,714
Under Armour, Inc. Class C (a) (b)	613,040	3,813,109
Wolverine World Wide, Inc.	425,841	7,039,152
		48,997,459
TOBACCO — 0.1%
Universal Corp. (b)	129,358	6,748,607
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Boise Cascade Co.	185,034	14,364,189
DNOW, Inc. (a)	959,865	12,449,449
Rush Enterprises, Inc. Class A	321,618	23,473,290
		50,286,928
WATER UTILITIES — 0.6%
American States Water Co.	73,683	6,088,426
California Water Service Group	161,813	7,872,203
H2O America (b)	205,409	12,482,705
Middlesex Water Co. (b)	47,368	2,660,187
		29,103,521
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Telephone & Data Systems, Inc.	509,894	$18,871,177
TOTAL COMMON STOCKS (Cost $4,238,630,940)		4,879,874,975
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	4,536,431	4,536,431
State Street Navigator Securities Lending Portfolio II (e) (f)	270,130,864	270,130,864
TOTAL SHORT-TERM INVESTMENTS (Cost $274,667,295)		274,667,295
TOTAL INVESTMENTS — 105.4% (Cost $4,513,298,235)		5,154,542,270
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(263,710,546)
NET ASSETS — 100.0%		$4,890,831,724

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,879,874,975	$—	$—	$4,879,874,975
Short-Term Investments	274,667,295	—	—	274,667,295
TOTAL INVESTMENTS	$5,154,542,270	$—	$—	$5,154,542,270
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,043,241	$3,043,241	$266,156,622	$264,663,432	$—	$—	4,536,431	$4,536,431	$196,876
State Street Navigator Securities Lending Portfolio II	320,824,963	320,824,963	2,605,783,724	2,656,477,823	—	—	270,130,864	270,130,864	947,438
Total		$323,868,204	$2,871,940,346	$2,921,141,255	$—	$—		$274,667,295	$1,144,314
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.7%
AAR Corp. (a)	164	$23,440
AeroVironment, Inc. (a)	85	14,031
ATI, Inc. (a)	601	118,457
Axon Enterprise, Inc. (a)	9	5,045
Boeing Co. (a)	1,158	250,672
BWX Technologies, Inc.	383	74,551
Carpenter Technology Corp.	208	128,303
Curtiss-Wright Corp.	154	116,695
General Dynamics Corp.	660	233,798
General Electric Co.	3,131	1,170,149
Hexcel Corp.	298	29,818
Honeywell Aerospace, Inc. (a)	608	134,417
Howmet Aerospace, Inc.	1,553	417,540
Huntington Ingalls Industries, Inc.	156	43,663
Kratos Defense & Security Solutions, Inc. (a)	784	39,090
L3Harris Technologies, Inc.	610	177,260
Lockheed Martin Corp.	561	285,807
Mercury Systems, Inc. (a)	103	12,600
Moog, Inc. Class A	112	47,470
Northrop Grumman Corp.	407	207,289
RTX Corp.	4,337	822,859
StandardAero, Inc. (a)	193	5,773
Textron, Inc.	432	39,627
TransDigm Group, Inc.	19	25,309
VSE Corp.	105	23,992
Woodward, Inc.	249	105,935
		4,553,590
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	493	92,852
Expeditors International of Washington, Inc.	369	60,140
FedEx Corp.	850	266,160
GXO Logistics, Inc. (a)	221	11,205
Hub Group, Inc. Class A	116	5,080
United Parcel Service, Inc. Class B	1,097	117,927
		553,364
AIRLINES — 0.3%
Alaska Air Group, Inc. (a)	38	1,984
Allegiant Travel Co. (a)	87	10,231
American Airlines Group, Inc. (a)	971	17,546
Delta Air Lines, Inc.	2,436	228,156
JetBlue Airways Corp. (a)	303	1,736
SkyWest, Inc. (a)	49	4,867
Southwest Airlines Co.	1,491	76,667
United Airlines Holdings, Inc. (a)	917	124,703
		465,890
AUTO COMPONENTS — 0.1%
Adient PLC (a)	137	2,518
Aptiv PLC (a)	502	30,813
Autoliv, Inc.	132	15,334
BorgWarner, Inc.	857	56,905
Security Description	Shares	Value
Dana, Inc.	480	$13,061
Dauch Corp. (a)	1,166	6,320
Dorman Products, Inc. (a)	15	2,047
Fox Factory Holding Corp. (a)	36	610
Gentex Corp.	217	5,483
Gentherm, Inc. (a)	88	3,002
Goodyear Tire & Rubber Co. (a)	32	211
LCI Industries	15	1,588
Lear Corp.	100	13,406
Patrick Industries, Inc. (b)	124	11,133
Phinia, Inc.	146	12,026
Standard Motor Products, Inc.	99	3,858
Versigent PLC (a)	88	3,697
Visteon Corp.	37	3,671
XPEL, Inc. (a)	37	1,835
		187,518
AUTOMOBILES — 2.2%
Ford Motor Co.	9,286	129,075
General Motors Co.	3,492	269,163
Harley-Davidson, Inc.	83	2,030
Tesla, Inc. (a)	7,829	3,292,878
Thor Industries, Inc. (b)	89	6,689
Winnebago Industries, Inc.	19	594
		3,700,429
BANKS — 3.9%
Ameris Bancorp	138	12,456
Associated Banc-Corp.	388	11,939
Atlantic Union Bankshares Corp.	310	13,116
Axos Financial, Inc. (a)	124	12,076
Banc of California, Inc.	316	6,456
BancFirst Corp.	16	1,778
Bancorp, Inc. (a)	71	4,447
Bank of America Corp.	16,684	950,654
Bank of Hawaii Corp.	76	6,193
Bank OZK	151	7,866
BankUnited, Inc.	161	7,800
Banner Corp.	35	2,325
Beacon Financial Corp.	207	6,303
Capitol Federal Financial, Inc.	236	2,008
Cathay General Bancorp	209	12,956
Central Pacific Financial Corp.	101	3,858
Citigroup, Inc.	6,632	928,215
Citizens Financial Group, Inc.	1,672	117,157
City Holding Co.	18	2,388
Columbia Banking System, Inc.	734	23,525
Commerce Bancshares, Inc.	46	2,657
Community Financial System, Inc.	89	5,974
Cullen/Frost Bankers, Inc.	136	21,015
Customers Bancorp, Inc. (a)	61	4,825
CVB Financial Corp.	246	5,547
Dime Commercial Bancshares, Inc.	120	4,878
Eagle Bancorp, Inc.	79	2,243
East West Bancorp, Inc.	356	45,956
FB Financial Corp.	117	6,476
Fifth Third Bancorp	2,560	144,307
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
First BanCorp	192	$5,005
First Bancorp/Southern Pines NC	97	6,201
First Commonwealth Financial Corp.	217	4,412
First Financial Bancorp	223	7,544
First Financial Bankshares, Inc.	74	2,560
First Hawaiian, Inc.	329	9,640
First Horizon Corp.	1,208	30,973
First Interstate BancSystem, Inc. Class A	254	9,794
Flagstar Bank NA	509	7,604
FNB Corp.	1,067	20,358
Fulton Financial Corp.	361	8,733
Glacier Bancorp, Inc.	218	11,244
Hancock Whitney Corp.	211	15,766
Hanmi Financial Corp.	16	518
Heritage Financial Corp.	193	5,717
Hilltop Holdings, Inc.	152	5,895
Home BancShares, Inc.	190	5,425
Hope Bancorp, Inc.	364	4,980
Huntington Bancshares, Inc.	3,436	60,920
Independent Bank Corp.	149	12,474
International Bancshares Corp.	68	5,165
JPMorgan Chase & Co.	6,258	2,048,431
KeyCorp	2,811	64,794
Lakeland Financial Corp.	103	6,357
M&T Bank Corp.	376	89,492
National Bank Holdings Corp. Class A	167	7,420
NBT Bancorp, Inc.	65	3,209
Northwest Bancshares, Inc.	98	1,486
OFG Bancorp	110	5,398
Old National Bancorp	505	13,080
Park National Corp.	27	4,941
Pathward Financial, Inc.	77	6,704
Pinnacle Financial Partners, Inc.	51	5,145
PNC Financial Services Group, Inc.	1,134	279,213
Preferred Bank	27	2,869
Prosperity Bancshares, Inc.	103	7,522
Provident Financial Services, Inc.	320	7,565
Regions Financial Corp.	2,410	72,782
Renasant Corp.	177	7,530
S&T Bancorp, Inc.	61	2,994
Seacoast Banking Corp. of Florida	280	9,310
ServisFirst Bancshares, Inc.	63	5,465
Simmons First National Corp. Class A	213	4,824
Southside Bancshares, Inc.	90	3,167
Southstate Bank Corp.	143	14,286
Stellar Bancorp, Inc.	226	8,886
Texas Capital Bancshares, Inc.	124	12,804
Tompkins Financial Corp.	15	1,418
Triumph Financial, Inc. (a)	80	6,105
Truist Financial Corp.	3,145	156,684
TrustCo Bank Corp.	96	5,271
Trustmark Corp.	201	9,248
U.S. Bancorp	4,385	264,854
Security Description	Shares	Value
UMB Financial Corp.	196	$27,981
United Bankshares, Inc.	328	15,032
United Community Banks, Inc.	318	11,159
Valley National Bancorp	911	13,346
WaFd, Inc.	125	4,796
Webster Financial Corp.	531	40,579
Wells Fargo & Co.	5,770	476,833
Westamerica BanCorp	86	5,046
Western Alliance Bancorp	127	10,439
Wintrust Financial Corp.	196	31,501
WSFS Financial Corp.	114	8,747
Zions Bancorp NA	428	29,613
		6,432,648
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a)	6	1,062
Brown-Forman Corp. Class B	19	506
Celsius Holdings, Inc. (a) (b)	161	4,714
Coca-Cola Co.	5,582	453,649
Coca-Cola Consolidated, Inc.	172	32,838
Constellation Brands, Inc. Class A	47	6,537
Keurig Dr. Pepper, Inc.	154	5,041
Molson Coors Beverage Co. Class B	18	701
Monster Beverage Corp. (a)	1,694	162,827
National Beverage Corp. (a)	28	874
PepsiCo, Inc.	2,574	348,520
Vita Coco Co., Inc. (a)	105	6,945
		1,024,214
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	3,336	839,471
ACADIA Pharmaceuticals, Inc. (a)	199	5,035
ADMA Biologics, Inc. (a)	26	218
Alkermes PLC (a)	463	24,259
Amgen, Inc.	1,377	498,639
Arcus Biosciences, Inc. (a)	382	11,777
Arrowhead Pharmaceuticals, Inc. (a)	621	50,618
Biogen, Inc. (a)	484	104,573
BioMarin Pharmaceutical, Inc. (a)	66	3,776
Catalyst Pharmaceuticals, Inc. (a)	117	3,677
Cytokinetics, Inc. (a)	445	37,909
Exelixis, Inc. (a)	369	20,077
Gilead Sciences, Inc.	3,441	434,736
Halozyme Therapeutics, Inc. (a)	121	9,471
Incyte Corp. (a)	550	62,348
Krystal Biotech, Inc. (a)	86	31,964
Moderna, Inc. (a)	1,396	97,762
Neurocrine Biosciences, Inc. (a)	239	40,280
Protagonist Therapeutics, Inc. (a)	266	32,606
PTC Therapeutics, Inc. (a)	177	14,438
Regeneron Pharmaceuticals, Inc.	250	155,885
Roivant Sciences Ltd. (a)	1,987	70,320
Sarepta Therapeutics, Inc. (a)	12	216
TG Therapeutics, Inc. (a)	15	824
United Therapeutics Corp. (a)	177	95,904
Veracyte, Inc. (a)	117	6,871
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Vericel Corp. (a)	17	$756
Vertex Pharmaceuticals, Inc. (a)	86	42,719
Vir Biotechnology, Inc. (a)	41	418
Xencor, Inc. (a)	58	934
		2,698,481
BROADLINE RETAIL — 2.5%
Amazon.com, Inc. (a)	16,335	3,893,284
eBay, Inc.	1,254	140,134
Etsy, Inc. (a)	182	13,710
Kohl's Corp.	51	904
Macy's, Inc.	983	23,150
Ollie's Bargain Outlet Holdings, Inc. (a)	21	1,614
		4,072,796
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	114	7,150
AAON, Inc.	38	4,821
Advanced Drainage Systems, Inc.	156	24,486
Allegion PLC	126	17,702
Apogee Enterprises, Inc.	19	869
Armstrong World Industries, Inc.	82	13,154
AZZ, Inc.	57	8,838
Builders FirstSource, Inc. (a)	12	1,074
Carlisle Cos., Inc.	23	8,343
Carrier Global Corp.	441	32,347
CSW Industrials, Inc.	6	1,670
Fortune Brands Innovations, Inc.	13	714
Gibraltar Industries, Inc. (a)	3	135
Griffon Corp.	57	5,559
Hayward Holdings, Inc. (a)	203	3,514
Johnson Controls International PLC	1,958	286,083
Lennox International, Inc.	11	6,302
Masco Corp.	205	16,681
Masterbrand, Inc. (a)	23	237
Owens Corning	9	1,431
Quanex Building Products Corp.	101	1,881
Resideo Technologies, Inc. (a)	582	18,100
Simpson Manufacturing Co., Inc.	70	14,655
Trane Technologies PLC	325	159,627
Trex Co., Inc. (a)	12	600
UFP Industries, Inc.	57	5,172
Zurn Elkay Water Solutions Corp. Class C	323	16,321
		657,466
CAPITAL MARKETS — 2.5%
Acadian Asset Management, Inc.	110	7,867
Affiliated Managers Group, Inc.	104	35,194
Ameriprise Financial, Inc.	91	41,747
ARES Management Corp. Class A	24	2,671
Artisan Partners Asset Management, Inc. Class A	213	7,355
Bank of New York Mellon Corp.	2,051	296,595
BGC Group, Inc. Class A	543	5,805
Blackrock, Inc.	212	203,851
Security Description	Shares	Value
Blackstone, Inc.	420	$49,421
Carlyle Group, Inc.	626	26,361
Cboe Global Markets, Inc.	258	62,609
Charles Schwab Corp.	3,075	283,730
CME Group, Inc.	532	117,482
Cohen & Steers, Inc.	9	685
Coinbase Global, Inc. Class A (a)	75	10,964
Donnelley Financial Solutions, Inc. (a)	121	5,076
Evercore, Inc. Class A	118	40,290
FactSet Research Systems, Inc.	4	920
Federated Hermes, Inc.	251	13,860
Franklin Resources, Inc.	674	22,424
Goldman Sachs Group, Inc.	951	961,813
Hamilton Lane, Inc. Class A	5	394
Houlihan Lokey, Inc.	31	4,158
Interactive Brokers Group, Inc. Class A	1,460	127,078
Intercontinental Exchange, Inc.	575	70,788
Invesco Ltd.	1,753	46,262
Janus Henderson Group PLC	404	20,988
Jefferies Financial Group, Inc.	92	4,598
KKR & Co., Inc.	234	21,477
MarketAxess Holdings, Inc.	4	454
Moelis & Co. Class A	126	8,243
Moody's Corp.	153	69,297
Morgan Stanley	3,595	751,499
Morningstar, Inc.	2	312
MSCI, Inc.	74	41,443
Nasdaq, Inc.	757	59,667
Northern Trust Corp.	606	105,347
Piper Sandler Cos.	224	16,204
PJT Partners, Inc. Class A	26	3,925
Raymond James Financial, Inc.	255	38,768
Robinhood Markets, Inc. Class A (a)	2,414	242,076
S&P Global, Inc.	103	41,948
SEI Investments Co.	93	8,157
State Street Corp. (c)	844	143,142
StepStone Group, Inc. Class A	75	3,102
Stifel Financial Corp.	433	30,210
StoneX Group, Inc. (a)	158	18,723
T. Rowe Price Group, Inc.	315	35,812
Victory Capital Holdings, Inc. Class A	89	7,481
Virtu Financial, Inc. Class A	157	9,353
Virtus Investment Partners, Inc.	12	1,722
WisdomTree, Inc. (b)	81	1,372
		4,130,720
CHEMICALS — 0.8%
Air Products & Chemicals, Inc.	327	95,870
Albemarle Corp.	520	70,216
Ashland, Inc.	57	3,756
Avient Corp.	155	5,729
Axalta Coating Systems Ltd. (a)	73	2,498
Balchem Corp.	47	7,941
Cabot Corp.	52	4,723
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Celanese Corp.	205	$9,430
CF Industries Holdings, Inc.	608	65,822
Chemours Co.	629	12,907
Corteva, Inc.	1,889	159,979
Dow, Inc.	2,199	60,165
DuPont de Nemours, Inc.	540	73,245
Eastman Chemical Co.	142	9,511
Ecolab, Inc.	372	103,643
Element Solutions, Inc.	906	43,261
FMC Corp. (b)	14	161
Hawkins, Inc.	53	7,531
HB Fuller Co.	77	4,488
Ingevity Corp. (a)	78	5,824
Innospec, Inc.	8	651
International Flavors & Fragrances, Inc.	260	20,597
Koppers Holdings, Inc.	24	1,078
Linde PLC	769	399,065
LyondellBasell Industries NV Class A	846	44,542
Minerals Technologies, Inc.	21	1,553
Mosaic Co.	108	2,288
NewMarket Corp.	11	8,704
Olin Corp.	90	1,784
PPG Industries, Inc.	227	27,533
Quaker Chemical Corp.	24	3,813
RPM International, Inc.	130	14,449
Scotts Miracle-Gro Co.	139	9,467
Sensient Technologies Corp.	34	4,192
Sherwin-Williams Co.	130	44,762
Solstice Advanced Materials, Inc.	520	46,072
Stepan Co.	101	5,628
Westlake Corp.	80	5,840
		1,388,718
COMMERCIAL SERVICES & SUPPLIES — 0.2%
ABM Industries, Inc.	20	885
Brady Corp. Class A	63	5,769
Brink's Co.	79	7,465
Casella Waste Systems, Inc. Class A (a)	7	679
Cintas Corp.	115	19,559
Clean Harbors, Inc. (a)	112	33,460
Copart, Inc. (a)	100	2,819
CoreCivic, Inc. (a)	34	1,033
Deluxe Corp.	44	1,051
GEO Group, Inc. (a)	15	443
Healthcare Services Group, Inc. (a)	118	2,898
HNI Corp.	24	970
Interface, Inc.	237	8,494
Liquidity Services, Inc. (a)	84	3,286
Millerknoll, Inc.	352	7,202
MSA Safety, Inc.	45	7,856
OPENLANE, Inc. (a)	352	14,516
Pitney Bowes, Inc.	352	6,167
RB Global, Inc. (b)	189	22,009
Republic Services, Inc.	68	14,489
Security Description	Shares	Value
Rollins, Inc.	299	$12,480
Tetra Tech, Inc.	264	7,627
UniFirst Corp.	24	6,347
Veralto Corp.	194	17,204
Vestis Corp. (a)	63	915
Waste Management, Inc.	376	83,803
		289,426
COMMUNICATIONS EQUIPMENT — 1.7%
Arista Networks, Inc. (a)	3,093	525,439
Calix, Inc. (a)	185	6,904
Ciena Corp. (a)	610	299,242
Cisco Systems, Inc.	11,856	1,392,606
Digi International, Inc. (a)	98	7,345
Extreme Networks, Inc. (a)	251	8,125
F5, Inc. (a)	83	34,525
Harmonic, Inc. (a)	110	1,796
Lumentum Holdings, Inc. (a)	336	288,308
Motorola Solutions, Inc.	169	70,184
NetScout Systems, Inc. (a)	247	10,757
Viasat, Inc. (a)	599	53,796
Viavi Solutions, Inc. (a)	1,031	49,230
		2,748,257
CONSTRUCTION & ENGINEERING — 0.9%
AECOM	44	3,071
API Group Corp. (a)	1,438	60,899
Arcosa, Inc.	95	13,803
Argan, Inc.	62	49,510
Comfort Systems USA, Inc.	152	301,256
Dycom Industries, Inc. (a)	125	63,199
EMCOR Group, Inc.	186	154,358
Everus Construction Group, Inc. (a)	225	37,339
Fluor Corp. (a)	355	18,598
Granite Construction, Inc.	80	12,646
MasTec, Inc. (a)	272	113,168
MYR Group, Inc. (a)	69	34,528
Primoris Services Corp.	239	23,690
Quanta Services, Inc.	616	443,545
Sterling Infrastructure, Inc. (a)	135	113,314
Valmont Industries, Inc.	59	34,078
WillScot Holdings Corp.	20	577
		1,477,579
CONSTRUCTION MATERIALS — 0.1%
CRH PLC	1,132	121,124
Eagle Materials, Inc.	11	2,475
Knife River Corp. (a)	19	1,589
Martin Marietta Materials, Inc.	102	58,823
Vulcan Materials Co.	161	47,497
		231,508
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	703	32,303
American Express Co.	1,002	338,926
Bread Financial Holdings, Inc.	70	7,584
Capital One Financial Corp.	633	126,992
Encore Capital Group, Inc. (a)	34	3,172
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Enova International, Inc. (a)	94	$22,629
EZCORP, Inc. Class A (a)	98	3,388
FirstCash Holdings, Inc.	118	25,526
Navient Corp.	241	2,051
PROG Holdings, Inc.	160	7,458
SLM Corp.	21	545
Synchrony Financial	950	72,247
		642,821
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.4%
Albertsons Cos., Inc. Class A	40	541
Andersons, Inc.	77	5,267
BJ's Wholesale Club Holdings, Inc. (a)	43	3,750
Casey's General Stores, Inc.	121	96,170
Chefs' Warehouse, Inc. (a)	45	4,325
Costco Wholesale Corp.	443	414,413
Dollar General Corp.	548	63,080
Dollar Tree, Inc. (a)	512	61,926
Grocery Outlet Holding Corp. (a)	198	1,976
Kroger Co.	577	32,041
Maplebear, Inc. (a)	130	6,156
Performance Food Group Co. (a)	231	25,824
PriceSmart, Inc.	50	9,767
Sprouts Farmers Market, Inc. (a)	11	930
Sysco Corp.	486	40,620
Target Corp.	1,283	167,573
U.S. Foods Holding Corp. (a)	672	68,712
United Natural Foods, Inc. (a)	181	8,266
Walmart, Inc.	11,208	1,269,418
		2,280,755
CONTAINERS & PACKAGING — 0.1%
Amcor PLC	261	11,314
AptarGroup, Inc.	22	2,754
Avery Dennison Corp.	95	15,423
Ball Corp.	511	31,887
Crown Holdings, Inc.	137	15,319
Graphic Packaging Holding Co.	33	349
Greif, Inc. Class A	39	2,905
International Paper Co.	179	6,820
O-I Glass, Inc. (a)	430	4,141
Packaging Corp. of America	170	40,508
Silgan Holdings, Inc.	10	464
Smurfit Westrock PLC	533	24,657
Sonoco Products Co.	297	16,736
		173,277
DISTRIBUTORS — 0.0% *
Genuine Parts Co.	109	12,860
LKQ Corp.	86	2,264
Pool Corp.	4	860
		15,984
DIVERSIFIED CONSUMER SERVICES — 0.1%
ADT, Inc.	191	1,242
Covista, Inc. (a)	50	6,233
Duolingo, Inc. (a)	5	575
Security Description	Shares	Value
Frontdoor, Inc. (a)	158	$12,259
Graham Holdings Co. Class B	6	6,849
Grand Canyon Education, Inc. (a)	27	3,864
H&R Block, Inc.	14	533
Laureate Education, Inc. (a)	504	18,305
Matthews International Corp. Class A	91	2,450
OneSpaWorld Holdings Ltd.	193	5,450
Perdoceo Education Corp.	158	5,056
Service Corp. International	171	12,989
Strategic Education, Inc.	28	2,146
Stride, Inc. (a)	5	431
		78,382
DIVERSIFIED REITs — 0.0% *
American Assets Trust, Inc. REIT	77	1,901
Essential Properties Realty Trust, Inc. REIT	220	6,567
Global Net Lease, Inc. REIT	530	4,738
WP Carey, Inc. REIT	428	30,602
		43,808
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc.	10,206	211,264
Cogent Communications Holdings, Inc.	76	1,055
Comcast Corp. Class A	2,013	49,419
Iridium Communications, Inc.	203	11,134
Lumen Technologies, Inc. (a)	3,963	30,436
Shenandoah Telecommunications Co.	200	3,016
Uniti Group, Inc.	604	6,928
Verizon Communications, Inc.	8,793	372,296
		685,548
ELECTRIC UTILITIES — 1.3%
Alliant Energy Corp.	613	46,766
American Electric Power Co., Inc.	1,414	193,449
Constellation Energy Corp.	831	206,395
Duke Energy Corp.	1,321	167,212
Edison International	1,174	87,404
Entergy Corp.	1,397	160,459
Evergy, Inc.	547	47,277
Eversource Energy	892	64,465
Exelon Corp.	1,503	70,070
FirstEnergy Corp.	1,235	58,712
Hawaiian Electric Industries, Inc. (a)	325	4,397
IDACORP, Inc. (b)	133	20,123
MGE Energy, Inc.	13	1,060
NextEra Energy, Inc.	6,247	548,299
NRG Energy, Inc.	596	87,052
OGE Energy Corp.	303	14,744
Otter Tail Corp.	71	6,389
PG&E Corp.	3,235	54,413
Pinnacle West Capital Corp.	178	19,046
Portland General Electric Co.	247	12,802
PPL Corp.	1,105	40,167
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Southern Co.	1,656	$158,496
TXNM Energy, Inc.	169	9,596
Xcel Energy, Inc.	1,199	96,280
		2,175,073
ELECTRICAL EQUIPMENT — 2.1%
Acuity, Inc.	58	21,846
AMETEK, Inc.	570	137,906
Eaton Corp. PLC	904	385,212
Emerson Electric Co.	1,456	208,426
EnerSys	154	36,008
GE Vernova, Inc.	1,165	1,368,712
Generac Holdings, Inc. (a)	233	68,225
Hubbell, Inc.	161	84,235
Nextpower, Inc. Class A (a)	654	77,918
nVent Electric PLC	713	120,932
Powell Industries, Inc.	125	35,795
Regal Rexnord Corp.	263	62,644
Rockwell Automation, Inc.	339	167,832
Sensata Technologies Holding PLC	575	27,451
Sunrun, Inc. (a)	997	13,340
Vertiv Holdings Co. Class A	1,663	556,806
Vicor Corp. (a)	103	39,117
		3,412,405
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Advanced Energy Industries, Inc.	168	62,642
Amphenol Corp. Class A	4,508	794,851
Arlo Technologies, Inc. (a)	201	2,709
Arrow Electronics, Inc. (a)	126	26,890
Avnet, Inc.	144	12,790
Badger Meter, Inc.	3	445
Belden, Inc.	66	7,914
Benchmark Electronics, Inc.	82	8,091
CDW Corp.	14	1,969
Cognex Corp.	658	47,652
Coherent Corp. (a)	845	333,327
Corning, Inc.	3,392	866,419
Crane NXT Co.	17	870
CTS Corp.	29	1,891
ePlus, Inc.	37	3,079
Fabrinet (a)	158	88,809
Flex Ltd. (a)	1,537	249,102
Insight Enterprises, Inc. (a)	3	365
IPG Photonics Corp. (a)	106	12,436
Itron, Inc. (a)	15	1,298
Jabil, Inc.	417	160,745
Keysight Technologies, Inc. (a)	717	251,000
Knowles Corp. (a)	279	11,573
Littelfuse, Inc.	106	48,265
Mirion Technologies, Inc. (a)	470	8,427
Novanta, Inc. (a)	36	5,841
OSI Systems, Inc. (a)	41	8,967
PC Connection, Inc.	15	1,095
Plexus Corp. (a)	100	30,067
Ralliant Corp.	38	2,798
Security Description	Shares	Value
Rogers Corp. (a)	66	$10,806
Sanmina Corp. (a)	212	53,653
ScanSource, Inc. (a)	25	1,302
TD SYNNEX Corp.	245	65,498
TE Connectivity PLC	890	179,433
Teledyne Technologies, Inc. (a)	117	78,027
TTM Technologies, Inc. (a)	458	85,655
Vishay Intertechnology, Inc.	378	20,329
Vontier Corp.	239	6,931
Zebra Technologies Corp. Class A (a)	16	4,212
		3,558,173
ENERGY EQUIPMENT & SERVICES — 0.6%
Archrock, Inc.	574	23,368
Atlas Energy Solutions, Inc. (b)	273	4,535
Baker Hughes Co.	3,923	217,726
Bristow Group, Inc.	96	3,967
Cactus, Inc. Class A	173	8,863
Core Laboratories, Inc.	49	571
Halliburton Co.	3,492	118,553
Helix Energy Solutions Group, Inc. (a)	25	219
Helmerich & Payne, Inc.	418	13,685
Innovex International, Inc. (a)	126	3,125
Kodiak Gas Services, Inc.	387	29,075
Liberty Energy, Inc.	719	18,831
Noble Corp. PLC	555	20,701
NOV, Inc.	1,419	26,322
Oceaneering International, Inc. (a)	417	16,897
Patterson-UTI Energy, Inc.	1,444	13,256
RPC, Inc.	51	297
SLB Ltd.	4,899	227,755
TechnipFMC PLC	1,757	116,489
Tidewater, Inc. (a)	204	13,593
Valaris Ltd. (a)	284	20,618
Weatherford International PLC	317	25,835
		924,281
ENTERTAINMENT — 0.6%
Cinemark Holdings, Inc.	105	3,332
Electronic Arts, Inc.	687	140,862
Live Nation Entertainment, Inc. (a)	304	55,665
Madison Square Garden Sports Corp. (a)	71	28,531
Netflix, Inc. (a)	1,427	101,888
Sphere Entertainment Co. (a)	119	20,591
Take-Two Interactive Software, Inc. (a)	59	14,749
TKO Group Holdings, Inc.	167	33,619
Walt Disney Co.	2,551	245,534
Warner Bros Discovery, Inc. (a)	10,696	285,155
Warner Music Group Corp. Class A	50	1,353
		931,279
FINANCIAL SERVICES — 0.7%
Apollo Global Management, Inc.	156	18,456
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Berkshire Hathaway, Inc. Class B (a)	1,017	$508,897
Block, Inc. (a)	665	50,540
Corebridge Financial, Inc.	82	2,348
Corpay, Inc. (a)	37	12,331
Enact Holdings, Inc.	125	5,714
Equitable Holdings, Inc.	32	1,404
Essent Group Ltd.	115	7,392
Euronet Worldwide, Inc. (a)	4	293
EVERTEC, Inc.	21	583
Fidelity National Information Services, Inc.	58	2,255
Fiserv, Inc. (a)	60	2,943
Global Payments, Inc.	131	9,505
HA Sustainable Infrastructure Capital, Inc.	360	14,058
Jack Henry & Associates, Inc.	40	5,510
Jackson Financial, Inc. Class A	213	21,809
Mastercard, Inc. Class A	456	234,201
Merchants Bancorp	8	400
MGIC Investment Corp.	311	8,770
NCR Atleos Corp. (a)	119	5,166
NMI Holdings, Inc. (a)	94	3,862
Payoneer Global, Inc. (a)	31	221
PayPal Holdings, Inc.	100	4,318
Radian Group, Inc.	195	7,346
Sezzle, Inc. (a) (b)	40	6,865
Shift4 Payments, Inc. Class A (a) (b)	7	340
Visa, Inc. Class A	563	193,160
Voya Financial, Inc.	174	15,752
Walker & Dunlop, Inc.	4	219
Western Union Co.	318	2,449
WEX, Inc. (a)	67	9,453
		1,156,560
FOOD PRODUCTS — 0.2%
Archer-Daniels-Midland Co.	1,579	120,636
Bunge Global SA	537	57,314
Cal-Maine Foods, Inc.	25	2,014
Campbell's Co. (b)	22	490
Conagra Brands, Inc.	54	727
Darling Ingredients, Inc. (a)	664	36,268
Del Monte Corp.	120	3,349
Flowers Foods, Inc.	24	190
Freshpet, Inc. (a)	17	1,005
General Mills, Inc.	60	2,088
Hershey Co.	368	64,566
Hormel Foods Corp.	33	819
Ingredion, Inc.	21	1,989
J&J Snack Foods Corp.	2	147
J.M. Smucker Co.	36	4,050
John B Sanfilippo & Son, Inc.	10	860
Kraft Heinz Co.	289	6,826
Lamb Weston Holdings, Inc.	47	2,029
Marzetti Co.	7	799
McCormick & Co., Inc.	29	1,462
Mondelez International, Inc. Class A	435	25,160
Security Description	Shares	Value
Pilgrim's Pride Corp.	5	$140
Post Holdings, Inc. (a)	14	1,236
Simply Good Foods Co. (a)	9	119
Tootsie Roll Industries, Inc.	112	4,430
Tyson Foods, Inc. Class A	414	23,701
		362,414
GAS UTILITIES — 0.1%
Atmos Energy Corp.	321	55,299
Chesapeake Utilities Corp.	24	2,940
MDU Resources Group, Inc.	725	15,377
National Fuel Gas Co.	237	18,299
New Jersey Resources Corp.	194	10,872
Northwest Natural Holding Co.	178	8,733
ONE Gas, Inc.	106	8,169
Southwest Gas Holdings, Inc.	165	14,632
Spire, Inc.	167	13,041
UGI Corp.	412	14,230
		161,592
GROUND TRANSPORTATION — 0.8%
ArcBest Corp.	88	12,632
Avis Budget Group, Inc. (a) (b)	24	3,548
CSX Corp.	5,668	269,400
Fedex Freight Holding Co., Inc. (a)	430	64,930
Heartland Express, Inc.	58	883
Hertz Global Holdings, Inc. (a) (b)	498	1,128
JB Hunt Transport Services, Inc.	278	80,462
Knight-Swift Transportation Holdings, Inc.	496	38,623
Landstar System, Inc.	98	20,267
Lyft, Inc. Class A (a)	558	8,152
Marten Transport Ltd.	163	2,828
Norfolk Southern Corp.	634	199,450
Old Dominion Freight Line, Inc.	462	100,069
RXO, Inc. (a)	205	5,656
Ryder System, Inc.	127	33,499
Saia, Inc. (a)	81	34,114
Schneider National, Inc. Class B	133	4,858
Uber Technologies, Inc. (a)	1,150	82,984
Union Pacific Corp.	1,117	303,824
Werner Enterprises, Inc.	214	9,333
XPO, Inc. (a)	491	100,797
		1,377,437
HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Abbott Laboratories	590	53,537
Align Technology, Inc. (a)	68	11,469
Artivion, Inc. (a)	222	4,988
Avanos Medical, Inc. (a)	29	721
Baxter International, Inc.	58	1,237
Becton Dickinson & Co.	280	42,372
Boston Scientific Corp. (a)	168	7,170
CONMED Corp.	3	98
Cooper Cos., Inc. (a)	66	4,733
Dentsply Sirona, Inc.	68	721
Dexcom, Inc. (a)	131	8,823
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Edwards Lifesciences Corp. (a)	846	$76,529
Enovis Corp. (a)	7	145
Envista Holdings Corp. (a)	289	7,615
GE HealthCare Technologies, Inc.	463	29,637
Glaukos Corp. (a)	113	15,793
Globus Medical, Inc. Class A (a)	309	24,414
Haemonetics Corp. (a)	26	1,950
Hologic, Inc. (a)	358	4
ICU Medical, Inc. (a)	25	3,665
IDEXX Laboratories, Inc. (a)	197	103,709
Inspire Medical Systems, Inc. (a)	3	134
Insulet Corp. (a)	23	3,502
Integer Holdings Corp. (a)	4	374
Integra LifeSciences Holdings Corp. (a)	8	144
Intuitive Surgical, Inc. (a)	200	79,536
Lantheus Holdings, Inc. (a)	7	777
LeMaitre Vascular, Inc.	31	2,975
LivaNova PLC (a)	217	17,844
Medtronic PLC	1,886	147,542
Merit Medical Systems, Inc. (a)	7	485
Neogen Corp. (a)	195	1,753
Omnicell, Inc. (a)	67	2,782
Penumbra, Inc. (a)	67	21,155
QuidelOrtho Corp. (a)	385	6,743
ResMed, Inc.	148	28,842
Solventum Corp. (a)	150	11,572
STAAR Surgical Co. (a) (b)	51	1,463
STERIS PLC	100	21,057
Stryker Corp.	195	61,394
Tandem Diabetes Care, Inc. (a)	41	619
Teleflex, Inc.	15	1,901
TransMedics Group, Inc. (a) (b)	51	3,387
UFP Technologies, Inc. (a)	6	1,591
Zimmer Biomet Holdings, Inc.	66	5,682
		822,584
HEALTH CARE PROVIDERS & SERVICES — 0.7%
Acadia Healthcare Co., Inc. (a)	94	2,776
AdaptHealth Corp. (a)	252	2,626
Addus HomeCare Corp. (a)	10	1,005
AMN Healthcare Services, Inc. (a)	22	712
Astrana Health, Inc. (a)	5	232
BrightSpring Health Services, Inc. (a)	697	48,609
Cardinal Health, Inc.	767	182,208
Cencora, Inc.	286	80,932
Centene Corp. (a)	53	3,402
Chemed Corp.	1	466
Cigna Group	90	24,811
Concentra Group Holdings Parent, Inc.	121	3,600
CorVel Corp. (a)	4	250
CVS Health Corp.	1,874	193,865
DaVita, Inc. (a)	47	10,457
Elevance Health, Inc.	25	9,668
Encompass Health Corp.	34	3,437
Security Description	Shares	Value
Ensign Group, Inc.	190	$30,457
HCA Healthcare, Inc.	474	184,808
HealthEquity, Inc. (a)	86	7,767
Henry Schein, Inc. (a)	164	13,697
Hims & Hers Health, Inc. (a)	24	832
Humana, Inc.	14	5,561
Labcorp Holdings, Inc.	139	38,920
McKesson Corp.	285	215,346
Molina Healthcare, Inc. (a)	6	1,372
National HealthCare Corp.	32	6,764
NeoGenomics, Inc. (a)	93	1,357
Option Care Health, Inc. (a)	53	1,111
Pediatrix Medical Group, Inc. (a)	83	2,102
Privia Health Group, Inc. (a)	40	1,029
Progyny, Inc. (a)	8	231
Quest Diagnostics, Inc.	188	39,847
RadNet, Inc. (a)	104	6,414
Select Medical Holdings Corp.	62	1,024
Tenet Healthcare Corp. (a)	243	45,460
U.S. Physical Therapy, Inc.	16	1,099
UnitedHealth Group, Inc.	103	42,810
Universal Health Services, Inc. Class B	54	8,029
		1,225,093
HEALTH CARE REITs — 0.4%
Alexandria Real Estate Equities, Inc. REIT	18	951
American Healthcare REIT, Inc. (b)	588	30,664
CareTrust REIT, Inc.	490	19,772
Healthcare Realty Trust, Inc. REIT	666	13,433
Healthpeak Properties, Inc. REIT	701	15,001
LTC Properties, Inc. REIT	29	1,115
Medical Properties Trust, Inc. REIT	277	1,280
Omega Healthcare Investors, Inc. REIT	639	30,468
Sabra Health Care REIT, Inc.	484	9,443
Ventas, Inc. REIT	1,044	92,707
Welltower, Inc. REIT	1,956	443,953
		658,787
HEALTH CARE TECHNOLOGY — 0.0% *
Certara, Inc. (a)	331	2,168
Doximity, Inc. Class A (a)	15	311
HealthStream, Inc.	86	2,343
Schrodinger, Inc. (a)	127	2,064
Waystar Holding Corp. (a)	13	267
		7,153
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc.	273	4,589
DiamondRock Hospitality Co. REIT	309	3,764
Host Hotels & Resorts, Inc. REIT	1,943	46,068
Park Hotels & Resorts, Inc. REIT	268	3,819
Pebblebrook Hotel Trust REIT	75	1,456
Ryman Hospitality Properties, Inc. REIT	93	11,955
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Sunstone Hotel Investors, Inc. REIT	172	$1,969
Xenia Hotels & Resorts, Inc. REIT	180	3,665
		77,285
HOTELS, RESTAURANTS & LEISURE — 1.1%
Airbnb, Inc. Class A (a)	519	74,269
Aramark	624	35,506
BJ's Restaurants, Inc. (a)	66	4,008
Booking Holdings, Inc.	263	46,877
Boyd Gaming Corp.	109	9,628
Brinker International, Inc. (a)	63	10,584
Caesars Entertainment, Inc. (a)	207	6,247
Carnival Corp. Ltd.	3,924	112,109
Cava Group, Inc. (a)	34	2,668
Cheesecake Factory, Inc.	77	6,125
Chipotle Mexican Grill, Inc. (a)	145	4,930
Choice Hotels International, Inc. (b)	7	772
Churchill Downs, Inc.	67	6,006
Cracker Barrel Old Country Store, Inc.	28	1,492
Darden Restaurants, Inc.	116	23,897
Domino's Pizza, Inc.	3	888
DoorDash, Inc. Class A (a)	43	7,935
Dutch Bros, Inc. Class A (a)	43	3,088
Expedia Group, Inc.	349	89,302
Hilton Grand Vacations, Inc. (a)	170	8,903
Hilton Worldwide Holdings, Inc.	643	212,486
Hyatt Hotels Corp. Class A (b)	105	20,353
Las Vegas Sands Corp.	977	45,128
Life Time Group Holdings, Inc. (a)	52	2,124
Marriott International, Inc. Class A	653	241,995
Marriott Vacations Worldwide Corp.	68	6,928
McDonald's Corp.	722	195,164
MGM Resorts International (a)	369	17,642
Monarch Casino & Resort, Inc.	23	3,027
Norwegian Cruise Line Holdings Ltd. (a)	882	18,619
Papa John's International, Inc. (b)	54	1,986
Penn Entertainment, Inc. (a)	129	2,755
Planet Fitness, Inc. Class A (a)	9	469
Pursuit Attractions & Hospitality, Inc. (a)	59	3,302
Red Rock Resorts, Inc. Class A	109	7,092
Royal Caribbean Cruises Ltd.	624	198,139
Sabre Corp. (a)	381	796
Shake Shack, Inc. Class A (a)	41	2,297
Six Flags Entertainment Corp. (a)	12	256
Starbucks Corp.	2,189	223,694
Texas Roadhouse, Inc.	67	12,946
Travel & Leisure Co.	164	12,534
United Parks & Resorts, Inc. (a)	3	143
Vail Resorts, Inc. (b)	36	4,901
Wendy's Co. (b)	18	149
Wingstop, Inc.	3	520
Wyndham Hotels & Resorts, Inc.	76	6,400
Wynn Resorts Ltd.	206	20,001
Security Description	Shares	Value
Yum! Brands, Inc.	343	$54,832
		1,771,912
HOUSEHOLD DURABLES — 0.2%
Cavco Industries, Inc. (a)	8	4,915
Century Communities, Inc.	10	717
Champion Homes, Inc. (a)	19	1,674
Dr. Horton, Inc.	387	63,034
Dream Finders Homes, Inc. Class A (a) (b)	24	414
Garmin Ltd.	409	97,154
Green Brick Partners, Inc. (a)	69	5,523
Installed Building Products, Inc.	84	19,306
KB Home	64	4,006
La-Z-Boy, Inc.	14	562
Leggett & Platt, Inc.	196	2,295
Lennar Corp. Class A	73	6,606
LGI Homes, Inc. (a)	2	127
M/I Homes, Inc. (a)	37	5,949
Meritage Homes Corp.	53	4,444
Mohawk Industries, Inc. (a)	29	3,519
Newell Brands, Inc.	48	295
NVR, Inc. (a)	2	13,627
PulteGroup, Inc.	366	50,219
Somnigroup International, Inc.	499	39,122
Sonos, Inc. (a)	294	3,978
Taylor Morrison Home Corp. (a)	95	6,815
Toll Brothers, Inc.	268	44,153
Whirlpool Corp.	7	276
		378,730
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	8	355
Central Garden & Pet Co. Class A (a)	92	3,567
Church & Dwight Co., Inc.	241	23,348
Clorox Co.	14	1,336
Colgate-Palmolive Co.	633	58,033
Energizer Holdings, Inc.	7	150
Kimberly-Clark Corp.	38	4,171
Procter & Gamble Co.	1,315	192,832
WD-40 Co.	8	1,949
		285,741
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	2,176	31,900
Clearway Energy, Inc. Class C	376	12,852
Ormat Technologies, Inc.	201	21,889
Talen Energy Corp. (a)	138	53,028
Vistra Corp.	609	96,605
		216,274
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	766	124,023
Honeywell International, Inc.	608	136,131
		260,154
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
INDUSTRIAL REITs — 0.3%
EastGroup Properties, Inc. REIT	103	$20,861
First Industrial Realty Trust, Inc. REIT	394	24,156
Innovative Industrial Properties, Inc. REIT	42	2,603
LXP Industrial Trust REIT	168	9,052
Prologis, Inc. REIT	2,583	349,919
Rexford Industrial Realty, Inc. REIT	278	9,313
STAG Industrial, Inc. REIT	324	12,331
Terreno Realty Corp. REIT	180	11,659
		439,894
INSURANCE — 0.8%
Aflac, Inc.	569	66,715
Allstate Corp.	378	89,941
American Financial Group, Inc.	101	14,134
American International Group, Inc.	539	40,172
AMERISAFE, Inc.	24	812
Aon PLC Class A	121	40,134
Arch Capital Group Ltd. (a)	511	49,598
Arthur J Gallagher & Co.	29	6,658
Assurant, Inc.	95	25,510
Assured Guaranty Ltd.	42	3,367
Brighthouse Financial, Inc. (a)	71	4,494
Brown & Brown, Inc.	33	2,117
Chubb Ltd.	693	236,133
Cincinnati Financial Corp.	297	54,987
CNO Financial Group, Inc.	137	6,984
Employers Holdings, Inc.	84	4,240
Erie Indemnity Co. Class A	3	719
Everest Group Ltd.	31	11,074
Fidelity National Financial, Inc.	29	1,368
First American Financial Corp.	127	8,711
Genworth Financial, Inc. (a)	736	6,970
Globe Life, Inc.	132	23,586
Goosehead Insurance, Inc. Class A (a)	140	6,790
Hanover Insurance Group, Inc.	51	10,920
Hartford Insurance Group, Inc.	465	61,622
HCI Group, Inc.	16	2,804
Horace Mann Educators Corp.	59	3,047
Kemper Corp.	7	189
Kinsale Capital Group, Inc.	2	660
Lincoln National Corp.	327	11,559
Loews Corp.	400	45,284
Marsh & McLennan Cos., Inc.	54	9,000
Mercury General Corp.	99	10,555
MetLife, Inc.	550	46,535
Old Republic International Corp.	430	17,596
Palomar Holdings, Inc. (a)	9	1,138
Primerica, Inc.	32	9,094
Principal Financial Group, Inc.	492	53,028
Progressive Corp.	66	14,418
Prudential Financial, Inc.	353	38,099
Reinsurance Group of America, Inc.	111	23,604
RenaissanceRe Holdings Ltd.	110	34,859
Security Description	Shares	Value
RLI Corp.	31	$1,831
Ryan Specialty Holdings, Inc. (b)	13	491
Safety Insurance Group, Inc.	18	1,347
Selective Insurance Group, Inc.	20	1,940
SiriusPoint Ltd. (a)	272	6,528
Stewart Information Services Corp.	31	2,047
Travelers Cos., Inc.	360	118,843
Trupanion, Inc. (a)	28	694
United Fire Group, Inc.	128	6,712
Unum Group	149	13,321
W.R. Berkley Corp.	299	21,088
Willis Towers Watson PLC	96	25,092
		1,299,159
INTERACTIVE MEDIA & SERVICES — 10.1%
Alphabet, Inc. Class A	24,141	8,627,269
Alphabet, Inc. Class C	18,406	6,503,392
Cargurus, Inc. (a)	164	5,591
Match Group, Inc.	290	11,034
Meta Platforms, Inc. Class A	2,686	1,512,997
People, Inc. (a)	133	6,139
Pinterest, Inc. Class A (a)	54	1,136
QuinStreet, Inc. (a)	104	1,523
Shutterstock, Inc.	68	949
TripAdvisor, Inc. (a)	39	535
Yelp, Inc. (a)	6	147
Ziff Davis, Inc. (a)	70	3,666
ZoomInfo Technologies, Inc. (a)	1,532	4,489
		16,678,867
IT SERVICES — 0.3%
Accenture PLC Class A	69	8,586
Akamai Technologies, Inc. (a)	444	52,485
Cognizant Technology Solutions Corp. Class A	161	6,235
DigitalOcean Holdings, Inc. (a)	359	56,374
DXC Technology Co. (a)	55	487
EPAM Systems, Inc. (a)	18	1,428
Everforth, Inc. (a)	244	4,360
Gartner, Inc. (a)	8	1,037
GoDaddy, Inc. Class A (a)	15	1,273
International Business Machines Corp.	1,144	321,704
Kyndryl Holdings, Inc. (a)	25	283
Okta, Inc. (a)	19	2,593
Twilio, Inc. Class A (a)	429	88,516
VeriSign, Inc.	46	11,572
		556,933
LEISURE EQUIPMENT & PRODUCTS — 0.0% *
Acushnet Holdings Corp.	67	7,942
Brunswick Corp.	242	20,386
Callaway Golf Co. (a)	344	6,464
Mattel, Inc. (a)	164	2,276
Polaris, Inc.	214	14,646
YETI Holdings, Inc. (a)	197	9,763
		61,477
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	440	$36,340
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	415	55,124
Avantor, Inc. (a)	77	762
Azenta, Inc. (a)	38	970
BioLife Solutions, Inc. (a)	64	1,807
Bio-Rad Laboratories, Inc. Class A (a)	35	10,276
Bio-Techne Corp.	195	13,777
Bruker Corp.	63	3,791
Charles River Laboratories International, Inc. (a)	147	33,338
Danaher Corp.	641	122,098
Fortrea Holdings, Inc. (a)	74	1,288
Illumina, Inc. (a)	496	87,212
IQVIA Holdings, Inc. (a)	245	47,339
Medpace Holdings, Inc. (a)	74	39,190
Mettler-Toledo International, Inc. (a)	39	49,823
Repligen Corp. (a)	18	2,456
Revvity, Inc.	88	9,791
Sotera Health Co. (a)	591	10,490
Thermo Fisher Scientific, Inc.	700	350,952
Waters Corp. (a)	33	12,376
West Pharmaceutical Services, Inc.	136	48,824
		901,684
MACHINERY — 2.9%
AGCO Corp.	159	19,032
Alamo Group, Inc.	11	1,809
Albany International Corp. Class A	10	745
Astec Industries, Inc.	69	4,222
Caterpillar, Inc.	1,998	2,127,670
Chart Industries, Inc. (a)	147	30,714
CNH Industrial NV	895	10,051
Crane Co.	72	16,061
Cummins, Inc.	566	403,677
Deere & Co.	584	370,449
Donaldson Co., Inc.	252	22,622
Dover Corp.	320	71,770
Enerpac Tool Group Corp.	29	1,040
Enpro, Inc.	84	31,662
Esab Corp.	19	1,874
ESCO Technologies, Inc.	102	35,704
Federal Signal Corp.	175	22,486
Flowserve Corp.	477	35,374
Fortive Corp.	448	27,368
Franklin Electric Co., Inc.	56	6,003
Gates Industrial Corp. PLC (a)	479	13,398
Graco, Inc.	206	15,576
Greenbrier Cos., Inc.	67	3,284
IDEX Corp.	109	24,737
Illinois Tool Works, Inc.	444	120,089
Ingersoll Rand, Inc.	523	42,881
ITT, Inc.	273	53,988
JBT Marel Corp.	124	17,980
Security Description	Shares	Value
Kadant, Inc.	12	$3,771
Kennametal, Inc.	188	6,589
Lincoln Electric Holdings, Inc.	167	44,340
Lindsay Corp.	32	3,962
Middleby Corp. (a)	42	7,224
Mueller Industries, Inc.	362	44,501
Mueller Water Products, Inc. Class A	230	5,941
Nordson Corp.	162	48,874
Oshkosh Corp.	247	37,910
Otis Worldwide Corp.	130	9,308
PACCAR, Inc.	1,487	178,618
Parker-Hannifin Corp.	377	368,751
Pentair PLC	164	12,572
Proto Labs, Inc. (a)	102	8,314
RBC Bearings, Inc. (a)	118	75,999
Snap-on, Inc.	99	39,838
SPX Technologies, Inc. (a)	153	37,511
Standex International Corp.	48	17,168
Stanley Black & Decker, Inc.	383	36,048
Tennant Co.	13	1,138
Terex Corp.	452	32,720
Timken Co.	163	23,687
Toro Co.	296	28,836
Trinity Industries, Inc.	77	2,663
Watts Water Technologies, Inc. Class A	84	32,882
Westinghouse Air Brake Technologies Corp.	479	129,138
Worthington Enterprises, Inc.	39	2,097
Xylem, Inc.	242	28,607
		4,801,273
MARINE — 0.0% *
Kirby Corp. (a)	106	14,413
Matson, Inc.	99	19,031
		33,444
MEDIA — 0.1%
Charter Communications, Inc. Class A (a)	9	1,280
DoubleVerify Holdings, Inc. (a)	14	152
EchoStar Corp. Class A (a)	601	61,002
Fox Corp. Class A	383	19,977
Fox Corp. Class B	267	12,506
John Wiley & Sons, Inc. Class A	22	1,067
New York Times Co. Class A	601	42,058
News Corp. Class A	206	5,115
News Corp. Class B	68	1,908
Nexstar Media Group, Inc.	70	12,501
Omnicom Group, Inc.	354	25,782
Paramount Skydance Corp. Class B	36	355
Scholastic Corp.	76	3,496
Trade Desk, Inc. Class A (a)	48	868
Versant Media Group, Inc.	48	1,728
		189,795
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
METALS & MINING — 0.8%
Alcoa Corp.	1,163	$60,639
Alpha Metallurgical Resources, Inc. (a)	4	660
Century Aluminum Co. (a)	117	5,383
Cleveland-Cliffs, Inc. (a)	580	5,446
Commercial Metals Co.	338	21,210
Freeport-McMoRan, Inc.	5,256	330,550
Hecla Mining Co.	2,955	45,596
Kaiser Aluminum Corp.	28	5,478
Materion Corp.	82	24,386
Metallus, Inc. (a)	76	1,420
MP Materials Corp. (a)	566	31,702
Newmont Corp.	4,380	409,092
Nucor Corp.	695	154,811
Reliance, Inc.	75	28,020
Royal Gold, Inc.	249	49,703
Steel Dynamics, Inc.	414	94,996
Warrior Met Coal, Inc.	221	17,936
Worthington Steel, Inc.	66	2,216
		1,289,244
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% *
Adamas Trust, Inc. REIT	343	3,217
Annaly Capital Management, Inc. REIT	1,739	38,884
Arbor Realty Trust, Inc. REIT (b)	22	119
ARMOUR Residential REIT, Inc. (b)	260	4,537
Blackstone Mortgage Trust, Inc. Class A REIT	169	2,865
Ellington Financial, Inc. REIT	387	5,267
Franklin BSP Realty Trust, Inc. REIT	269	2,190
PennyMac Mortgage Investment Trust REIT	316	3,564
Redwood Trust, Inc. REIT	355	1,683
Rithm Capital Corp. REIT	315	2,958
Two Harbors Investment Corp. REIT	144	1,787
Starwood Property Trust, Inc. REIT	354	5,799
		72,870
MULTI-UTILITIES — 0.4%
Ameren Corp.	532	60,137
Avista Corp.	84	3,437
Black Hills Corp.	146	10,862
CenterPoint Energy, Inc.	1,109	48,840
CMS Energy Corp.	454	34,731
Consolidated Edison, Inc.	458	50,669
Dominion Energy, Inc.	1,689	115,342
DTE Energy Co.	306	46,625
NiSource, Inc.	1,138	54,112
Northwestern Energy Group, Inc.	118	8,451
Public Service Enterprise Group, Inc.	619	50,238
Sempra	1,846	171,143
Unitil Corp.	27	1,423
Security Description	Shares	Value
WEC Energy Group, Inc.	478	$55,816
		711,826
OFFICE REITs — 0.0% *
BXP, Inc. REIT	50	3,316
COPT Defense Properties REIT	220	8,006
Cousins Properties, Inc. REIT	56	1,679
Douglas Emmett, Inc. REIT	19	224
Easterly Government Properties, Inc. REIT	63	1,571
Highwoods Properties, Inc. REIT	37	1,116
JBG SMITH Properties REIT	190	2,787
Kilroy Realty Corp. REIT	109	4,084
SL Green Realty Corp. REIT	8	414
Vornado Realty Trust REIT	18	707
		23,904
OIL, GAS & CONSUMABLE FUELS — 4.0%
Antero Midstream Corp.	1,014	23,069
Antero Resources Corp. (a)	639	22,454
APA Corp.	1,558	50,744
California Resources Corp.	327	17,289
Chevron Corp.	6,033	1,000,030
Chord Energy Corp.	210	24,003
CNX Resources Corp. (a)	311	10,552
Comstock Resources, Inc. (a)	408	6,087
ConocoPhillips	3,917	407,211
Core Natural Resources, Inc.	101	8,082
Crescent Energy Co. Class A	966	9,486
CVR Energy, Inc.	109	3,002
Devon Energy Corp.	4,559	188,378
Diamondback Energy, Inc.	636	111,796
Dorian LPG Ltd.	32	1,113
DT Midstream, Inc.	311	45,636
EOG Resources, Inc.	1,504	195,114
EQT Corp.	1,767	93,951
Expand Energy Corp.	351	32,008
Exxon Mobil Corp.	16,134	2,205,841
HF Sinclair Corp.	675	47,014
International Seaways, Inc.	179	13,710
Kinder Morgan, Inc.	5,530	176,794
Kinetik Holdings, Inc.	114	5,511
Magnolia Oil & Gas Corp. Class A	606	15,502
Marathon Petroleum Corp.	1,154	295,043
Matador Resources Co.	435	21,654
Murphy Oil Corp.	563	18,331
Northern Oil & Gas, Inc.	258	4,683
Occidental Petroleum Corp.	2,871	139,444
ONEOK, Inc.	1,210	105,197
Ovintiv, Inc.	1,089	57,336
Par Pacific Holdings, Inc. (a)	117	6,561
PBF Energy, Inc. Class A	370	16,842
Peabody Energy Corp.	537	12,415
Permian Resources Corp. Class A	3,290	60,569
Phillips 66 Co.	1,585	267,944
Range Resources Corp.	524	19,488
REX American Resources Corp. (a)	66	2,980
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
SM Energy Co.	430	$11,223
Talos Energy, Inc. (a)	120	1,549
Targa Resources Corp.	655	175,632
Texas Pacific Land Corp.	98	42,889
Valero Energy Corp.	1,282	333,884
Viper Energy, Inc. Class A	521	22,090
Williams Cos., Inc.	3,178	236,253
World Kinect Corp.	152	5,007
		6,571,391
PAPER & FOREST PRODUCTS — 0.0% *
Louisiana-Pacific Corp.	22	1,731
Sylvamo Corp.	4	151
		1,882
PERSONAL CARE PRODUCTS — 0.0% *
Coty, Inc. Class A (a)	642	1,387
Edgewell Personal Care Co.	5	134
elf Beauty, Inc. (a)	60	4,440
Estee Lauder Cos., Inc. Class A	587	46,344
Interparfums, Inc.	6	671
Kenvue, Inc.	217	4,147
		57,123
PHARMACEUTICALS — 3.2%
Amneal Pharmaceuticals, Inc. (a)	642	11,113
Amphastar Pharmaceuticals, Inc. (a)	28	565
ANI Pharmaceuticals, Inc. (a)	47	3,891
Bristol-Myers Squibb Co.	5,197	299,451
Collegium Pharmaceutical, Inc. (a)	104	3,765
Corcept Therapeutics, Inc. (a)	11	957
Elanco Animal Health, Inc. (a)	2,201	54,167
Eli Lilly & Co.	967	1,159,849
Harmony Biosciences Holdings, Inc. (a)	105	3,823
Indivior Pharmaceuticals, Inc. (a)	537	22,033
Innoviva, Inc. (a)	311	7,063
Jazz Pharmaceuticals PLC (a)	234	56,387
Johnson & Johnson	8,834	2,243,571
Ligand Pharmaceuticals, Inc. (a)	84	26,552
Merck & Co., Inc.	7,407	951,800
Organon & Co.	30	406
Pacira BioSciences, Inc. (a)	141	3,577
Perrigo Co. PLC	16	166
Pfizer, Inc.	13,255	319,180
Phibro Animal Health Corp. Class A	120	3,768
Prestige Consumer Healthcare, Inc. (a)	5	236
Supernus Pharmaceuticals, Inc. (a)	96	4,465
Viatris, Inc.	4,605	73,127
Zoetis, Inc.	47	3,377
		5,253,289
PROFESSIONAL SERVICES — 0.1%
Amentum Holdings, Inc. (a)	474	9,798
Automatic Data Processing, Inc.	45	10,078
Booz Allen Hamilton Holding Corp.	14	849
Broadridge Financial Solutions, Inc.	13	1,780
Security Description	Shares	Value
CACI International, Inc. Class A (a)	42	$19,457
Concentrix Corp.	5	112
Equifax, Inc.	13	2,063
ExlService Holdings, Inc. (a)	17	440
Exponent, Inc.	16	940
FTI Consulting, Inc. (a)	43	6,407
Genpact Ltd.	18	495
Insperity, Inc.	4	165
Jacobs Solutions, Inc.	147	18,522
KBR, Inc.	14	483
Korn Ferry	64	4,261
Legalzoom.com, Inc. (a)	88	540
Leidos Holdings, Inc.	185	19,050
ManpowerGroup, Inc.	5	169
Maximus, Inc.	53	2,849
Parsons Corp. (a)	18	943
Paychex, Inc.	36	3,540
Paycom Software, Inc.	5	628
Paylocity Holding Corp. (a)	5	523
Robert Half, Inc.	11	338
Science Applications International Corp.	5	552
TransUnion	65	4,689
UL Solutions, Inc. Class A	255	25,974
Upwork, Inc. (a)	42	351
Verisk Analytics, Inc.	15	2,693
Verra Mobility Corp. (a)	911	3,872
		142,561
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
AGNT, Inc.	196	1,060
CBRE Group, Inc. Class A (a)	496	66,806
CoStar Group, Inc. (a)	46	1,303
Cushman & Wakefield Ltd. (a)	662	8,864
Jones Lang LaSalle, Inc. (a)	106	32,855
Marcus & Millichap, Inc.	64	1,995
St. Joe Co.	83	5,198
		118,081
RESIDENTIAL REITs — 0.0% *
American Homes 4 Rent Class A REIT	36	1,207
AvalonBay Communities, Inc. REIT	47	8,868
Camden Property Trust REIT	57	6,526
Centerspace REIT	37	2,079
Equity LifeStyle Properties, Inc. REIT	197	12,697
Equity Residential REIT	116	7,880
Essex Property Trust, Inc. REIT	36	10,497
Independence Realty Trust, Inc. REIT	80	1,335
Invitation Homes, Inc. REIT	62	1,873
Mid-America Apartment Communities, Inc. REIT	13	1,806
NexPoint Residential Trust, Inc. REIT	74	2,066
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
UDR, Inc. REIT	100	$3,992
		60,826
RETAIL REITs — 0.3%
Acadia Realty Trust REIT	166	3,471
Agree Realty Corp. REIT	122	9,240
Brixmor Property Group, Inc. REIT	659	20,778
Curbline Properties Corp. REIT (b)	129	3,922
Federal Realty Investment Trust REIT	151	18,639
Getty Realty Corp. REIT	108	3,603
Kimco Realty Corp. REIT	1,295	32,828
Kite Realty Group Trust REIT	390	11,068
Macerich Co. REIT	568	14,308
NNN REIT, Inc.	279	12,982
Phillips Edison & Co., Inc. REIT	214	8,907
Realty Income Corp. REIT	1,580	97,897
Regency Centers Corp. REIT	242	19,297
Saul Centers, Inc. REIT	9	337
Simon Property Group, Inc. REIT	807	180,486
Tanger, Inc. REIT	195	7,697
Urban Edge Properties REIT	165	3,775
Whitestone REIT	238	4,512
		453,747
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 27.7%
ACM Research, Inc. Class A (a)	185	23,475
Advanced Micro Devices, Inc. (a)	6,712	3,899,068
Allegro MicroSystems, Inc. (a)	463	32,234
Alpha & Omega Semiconductor Ltd. (a)	56	2,650
Amkor Technology, Inc.	502	43,287
Analog Devices, Inc.	1,789	710,537
Applied Materials, Inc.	3,442	2,488,566
Axcelis Technologies, Inc. (a)	128	24,250
Broadcom, Inc.	17,385	6,567,184
Cirrus Logic, Inc. (a)	167	24,805
Cohu, Inc. (a)	197	14,560
Diodes, Inc. (a)	182	19,918
Enphase Energy, Inc. (a)	45	2,216
Entegris, Inc.	465	83,635
First Solar, Inc. (a)	352	83,058
FormFactor, Inc. (a)	344	55,016
Ichor Holdings Ltd. (a)	72	8,084
Impinj, Inc. (a)	46	6,589
Intel Corp. (a)	20,495	2,861,717
KLA Corp.	5,373	1,621,088
Kulicke & Soffa Industries, Inc.	219	29,293
Lam Research Corp.	5,424	2,350,382
Lattice Semiconductor Corp. (a)	573	87,646
MACOM Technology Solutions Holdings, Inc. (a)	274	104,221
MaxLinear, Inc. (a)	333	42,634
Microchip Technology, Inc.	1,651	150,571
Micron Technology, Inc.	4,894	5,649,095
MKS, Inc.	298	132,550
Security Description	Shares	Value
Monolithic Power Systems, Inc.	201	$277,854
NVIDIA Corp.	83,621	16,731,726
NXP Semiconductors NV	371	104,262
ON Semiconductor Corp. (a)	1,284	121,389
Onto Innovation, Inc. (a)	197	74,555
PDF Solutions, Inc. (a)	65	4,601
Penguin Solutions, Inc. (a)	57	4,333
Photronics, Inc. (a)	124	4,034
Power Integrations, Inc.	82	6,868
Qnity Electronics, Inc.	497	81,165
Qorvo, Inc. (a)	118	11,006
QUALCOMM, Inc.	595	109,950
Rambus, Inc. (a)	428	56,813
Semtech Corp. (a)	410	66,358
Silicon Laboratories, Inc. (a)	138	30,161
SiTime Corp. (a)	98	73,065
Skyworks Solutions, Inc.	51	3,458
SolarEdge Technologies, Inc. (a) (b)	268	15,662
Synaptics, Inc. (a)	100	12,423
Teradyne, Inc.	676	327,076
Texas Instruments, Inc.	2,325	693,013
Ultra Clean Holdings, Inc. (a)	198	28,233
Universal Display Corp.	5	433
Veeco Instruments, Inc. (a)	241	18,268
		45,975,035
SOFTWARE — 2.6%
A10 Networks, Inc.	231	8,630
ACI Worldwide, Inc. (a)	11	553
Adeia, Inc.	461	15,181
Adobe, Inc. (a)	46	9,431
Agilysys, Inc. (a)	6	627
Alarm.com Holdings, Inc. (a)	17	794
Appfolio, Inc. Class A (a)	3	481
AppLovin Corp. Class A (a)	805	414,760
Autodesk, Inc. (a)	72	13,998
Bentley Systems, Inc. Class B	51	1,524
Bill Holdings, Inc. (a)	30	1,085
Blackbaud, Inc. (a)	4	118
BlackLine, Inc. (a)	6	168
Box, Inc. Class A (a)	16	425
Cadence Design Systems, Inc. (a)	218	81,820
Cleanspark, Inc. (a) (b)	319	4,641
Clear Secure, Inc. Class A	383	21,345
Commvault Systems, Inc. (a)	5	709
Crowdstrike Holdings, Inc. Class A (a)	144	109,892
Datadog, Inc. Class A (a)	635	165,329
Docusign, Inc. (a)	22	977
Dolby Laboratories, Inc. Class A	20	1,052
Dropbox, Inc. Class A (a)	17	467
Dynatrace, Inc. (a)	33	1,449
Fair Isaac Corp. (a)	3	3,584
Fortinet, Inc. (a)	70	10,753
Gen Digital, Inc.	62	1,543
Guidewire Software, Inc. (a)	10	1,231
InterDigital, Inc.	85	24,066
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Intuit, Inc.	31	$8,091
Life360, Inc. (a) (b)	82	4,540
LiveRamp Holdings, Inc. (a)	64	2,409
Manhattan Associates, Inc. (a)	7	975
MARA Holdings, Inc. (a)	43	597
Microsoft Corp.	5,783	2,157,175
N-able, Inc. (a)	205	752
NCR Voyix Corp. (a)	364	2,974
Nutanix, Inc. Class A (a)	30	1,529
Oracle Corp.	2,068	303,065
Palantir Technologies, Inc. Class A (a)	5,864	684,153
Palo Alto Networks, Inc. (a)	275	93,780
Pegasystems, Inc.	51	1,528
Progress Software Corp. (a)	5	168
PTC, Inc. (a)	65	7,385
Q2 Holdings, Inc. (a)	7	337
Qualys, Inc. (a)	4	550
RingCentral, Inc. Class A	182	7,094
Roper Technologies, Inc.	11	3,722
Salesforce, Inc.	92	14,413
ServiceNow, Inc. (a)	117	11,616
Sprinklr, Inc. Class A (a)	196	1,011
SPS Commerce, Inc. (a)	4	229
Synopsys, Inc. (a)	65	28,995
Teradata Corp. (a)	181	6,272
Trimble, Inc. (a)	290	14,842
Tyler Technologies, Inc. (a)	5	1,462
UiPath, Inc. Class A (a)	338	3,674
Workday, Inc. Class A (a)	23	2,816
		4,262,787
SPECIALIZED REITs — 0.4%
American Tower Corp. REIT	53	8,669
Crown Castle, Inc. REIT	148	11,208
CubeSmart REIT	179	7,119
Digital Realty Trust, Inc. REIT	634	113,854
EPR Properties REIT	112	6,497
Equinix, Inc. REIT	189	197,012
Extra Space Storage, Inc. REIT	167	24,265
Four Corners Property Trust, Inc. REIT	62	1,522
Gaming & Leisure Properties, Inc. REIT	288	12,825
Iron Mountain, Inc. REIT	571	72,123
Lamar Advertising Co. Class A REIT	167	26,049
Millrose Properties, Inc. REIT	428	12,861
National Storage Affiliates Trust REIT	104	4,625
Outfront Media, Inc. REIT	640	20,966
Public Storage REIT	125	39,789
Rayonier, Inc. REIT	219	4,660
Safehold, Inc. REIT	107	1,680
SBA Communications Corp. REIT	12	2,118
VICI Properties, Inc. REIT	617	16,381
Security Description	Shares	Value
Weyerhaeuser Co. REIT	733	$17,548
		601,771
SPECIALTY RETAIL — 1.1%
Abercrombie & Fitch Co. Class A (a)	103	9,271
Academy Sports & Outdoors, Inc.	103	4,854
Advance Auto Parts, Inc. (b)	225	13,999
American Eagle Outfitters, Inc.	164	2,821
Asbury Automotive Group, Inc. (a)	11	2,212
AutoNation, Inc. (a)	43	7,989
AutoZone, Inc. (a)	9	28,763
Bath & Body Works, Inc.	23	532
Best Buy Co., Inc.	199	15,100
Boot Barn Holdings, Inc. (a)	87	14,291
Buckle, Inc.	131	5,528
Burlington Stores, Inc. (a)	192	60,826
CarMax, Inc. (a)	16	846
Carvana Co. (a)	1,762	115,975
Chewy, Inc. Class A (a)	27	531
Dick's Sporting Goods, Inc.	97	22,001
Five Below, Inc. (a)	244	43,869
Floor & Decor Holdings, Inc. Class A (a)	12	712
GameStop Corp. Class A (a)	140	3,091
Gap, Inc.	378	7,061
Group 1 Automotive, Inc.	4	1,165
Home Depot, Inc.	788	277,912
Lithia Motors, Inc.	8	2,324
Lowe's Cos., Inc.	823	181,463
MarineMax, Inc. (a)	10	366
Murphy USA, Inc.	17	9,161
National Vision Holdings, Inc. (a)	38	722
O'Reilly Automotive, Inc. (a)	843	77,632
Penske Automotive Group, Inc.	19	3,400
RH (a)	2	329
Ross Stores, Inc.	1,056	224,770
Sally Beauty Holdings, Inc. (a)	209	2,955
Signet Jewelers Ltd.	75	6,465
Sonic Automotive, Inc. Class A	14	1,187
TJX Cos., Inc.	2,821	427,381
Tractor Supply Co.	296	9,357
Ulta Beauty, Inc. (a)	123	55,471
Upbound Group, Inc.	76	1,613
Urban Outfitters, Inc. (a)	146	10,346
Valvoline, Inc. (a)	130	5,140
Victoria's Secret & Co. (a)	350	29,218
Williams-Sonoma, Inc.	226	52,681
		1,741,330
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.9%
Apple, Inc.	31,052	8,985,207
Corsair Gaming, Inc. (a)	204	1,973
Dell Technologies, Inc. Class C	1,123	484,529
Everpure, Inc. Class A (a)	891	70,202
Hewlett Packard Enterprise Co.	4,348	196,138
HP, Inc.	103	2,260
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
NetApp, Inc.	379	$58,654
Sandisk Corp. (a)	642	1,459,734
Seagate Technology Holdings PLC	972	937,980
Super Micro Computer, Inc. (a)	57	1,672
Western Digital Corp.	1,494	954,248
		13,152,597
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Capri Holdings Ltd. (a)	405	7,521
Carter's, Inc.	71	2,922
Columbia Sportswear Co.	14	866
Crocs, Inc. (a)	17	2,051
Deckers Outdoor Corp. (a)	80	7,943
G-III Apparel Group Ltd.	30	1,011
Kontoor Brands, Inc.	140	11,668
Lululemon Athletica, Inc. (a)	12	1,370
NIKE, Inc. Class B	1,220	50,081
PVH Corp.	47	3,490
Ralph Lauren Corp.	127	50,979
Steven Madden Ltd.	272	11,451
Tapestry, Inc.	845	123,691
Under Armour, Inc. Class A (a) (b)	136	869
Under Armour, Inc. Class C (a)	132	821
VF Corp.	623	10,392
Wolverine World Wide, Inc.	73	1,207
		288,333
TOBACCO — 0.3%
Altria Group, Inc.	3,207	230,744
Philip Morris International, Inc.	1,585	286,742
Universal Corp.	108	5,634
		523,120
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	54	18,260
Boise Cascade Co.	12	931
Core & Main, Inc. Class A (a)	149	7,189
DNOW, Inc. (a)	21	272
DXP Enterprises, Inc. (a)	28	4,725
Fastenal Co.	2,205	105,906
GATX Corp.	68	12,049
MSC Industrial Direct Co., Inc. Class A	119	14,155
Rush Enterprises, Inc. Class A	141	10,291
United Rentals, Inc.	120	135,947
Watsco, Inc.	12	5,001
WESCO International, Inc.	193	66,668
WW Grainger, Inc.	64	87,066
		468,460
Security Description	Shares	Value
WATER UTILITIES — 0.0% *
American States Water Co.	40	$3,305
American Water Works Co., Inc.	199	26,185
California Water Service Group	34	1,654
Essential Utilities, Inc.	288	11,033
H2O America (b)	89	5,409
Middlesex Water Co.	32	1,797
		49,383
WIRELESS TELECOMMUNICATION SERVICES — 0.0% *
Telephone & Data Systems, Inc.	164	6,070
T-Mobile U.S., Inc.	158	26,501
		32,571
TOTAL COMMON STOCKS (Cost $158,700,285)		165,147,103
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	598,901	598,901
State Street Navigator Securities Lending Portfolio II (c) (f)	134,556	134,556
TOTAL SHORT-TERM INVESTMENTS (Cost $733,457)		733,457
TOTAL INVESTMENTS — 100.0% (Cost $159,433,742)		165,880,560
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(17,486)
NET ASSETS — 100.0%		$165,863,074

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	2	09/18/2026	$747,898	$754,825	$6,927
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

During the year ended June 30, 2026, the average notional value related to futures contracts was $172,213.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$165,147,099	$4	$—	$165,147,103
Short-Term Investments	733,457	—	—	733,457
TOTAL INVESTMENTS	$165,880,556	$4	$—	$165,880,560
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$6,927	$—	$—	$6,927
TOTAL OTHER FINANCIAL INSTRUMENTS:	$6,927	$—	$—	$6,927
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Corp.	937	$99,641	$206,037	$207,957	$43,643	$1,778	844	$143,142	$3,061
State Street Institutional U.S. Government Money Market Fund, Class G Shares	30,170	30,170	3,570,964	3,002,233	—	—	598,901	598,901	7,664
State Street Navigator Securities Lending Portfolio II	127,829	127,829	4,604,042	4,597,315	—	—	134,556	134,556	691
Total		$257,640	$8,381,043	$7,807,505	$43,643	$1,778		$876,599	$11,416
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.4%
AAR Corp. (a)	383	$54,742
AeroVironment, Inc. (a)	224	36,976
ATI, Inc. (a)	751	148,022
Axon Enterprise, Inc. (a)	200	112,122
Boeing Co. (a)	1,593	344,837
BWX Technologies, Inc.	321	62,483
Carpenter Technology Corp.	165	101,779
Curtiss-Wright Corp.	90	68,198
General Dynamics Corp.	3,023	1,070,867
General Electric Co.	3,835	1,433,254
Hexcel Corp.	766	76,646
Honeywell Aerospace, Inc. (a)	2,564	566,849
Howmet Aerospace, Inc.	795	213,744
Huntington Ingalls Industries, Inc.	567	158,698
Kratos Defense & Security Solutions, Inc. (a)	646	32,210
L3Harris Technologies, Inc.	1,675	486,738
Lockheed Martin Corp.	2,923	1,489,152
Mercury Systems, Inc. (a)	393	48,076
Moog, Inc. Class A	239	101,298
National Presto Industries, Inc.	75	9,374
Northrop Grumman Corp.	1,314	669,233
RTX Corp.	10,076	1,911,719
StandardAero, Inc. (a)	2,734	81,774
Textron, Inc.	3,295	302,250
TransDigm Group, Inc.	137	182,489
Woodward, Inc.	265	112,742
		9,876,272
AIR FREIGHT & LOGISTICS — 0.9%
CH Robinson Worldwide, Inc.	1,416	266,689
Expeditors International of Washington, Inc.	1,320	215,134
FedEx Corp.	5,983	1,873,457
GXO Logistics, Inc. (a)	3,099	157,119
Hub Group, Inc. Class A	3,593	157,338
United Parcel Service, Inc. Class B	38,494	4,138,105
		6,807,842
AIRLINES — 0.8%
Alaska Air Group, Inc. (a) (b)	5,871	306,466
Allegiant Travel Co. (a)	959	112,779
American Airlines Group, Inc. (a)	33,842	611,525
Delta Air Lines, Inc.	17,595	1,647,948
JetBlue Airways Corp. (a) (b)	17,062	97,765
SkyWest, Inc. (a)	2,057	204,322
Southwest Airlines Co.	12,941	665,426
United Airlines Holdings, Inc. (a)	16,578	2,254,442
		5,900,673
AUTO COMPONENTS — 0.4%
Adient PLC (a)	5,003	91,955
Aptiv PLC (a)	10,903	669,226
Autoliv, Inc.	3,526	409,616
BorgWarner, Inc.	5,605	372,172
Security Description	Shares	Value
Dana, Inc.	3,042	$82,773
Dauch Corp. (a)	14,089	76,362
Dorman Products, Inc. (a) (b)	405	55,262
Fox Factory Holding Corp. (a)	2,444	41,414
Gentex Corp.	5,933	149,927
Gentherm, Inc. (a)	1,149	39,192
Goodyear Tire & Rubber Co. (a)	17,088	112,781
LCI Industries (b)	1,239	131,185
Lear Corp.	2,602	348,824
Patrick Industries, Inc. (b)	603	54,137
Phinia, Inc.	1,023	84,265
Standard Motor Products, Inc.	1,205	46,959
Versigent PLC (a)	3,641	152,958
Visteon Corp.	1,402	139,093
XPEL, Inc. (a) (b)	319	15,822
		3,073,923
AUTOMOBILES — 1.5%
Ford Motor Co.	200,822	2,791,426
General Motors Co.	46,328	3,570,962
Harley-Davidson, Inc.	6,051	148,008
Tesla, Inc. (a)	10,352	4,354,051
Thor Industries, Inc. (b)	2,709	203,608
Winnebago Industries, Inc.	1,690	52,796
		11,120,851
BANKS — 6.8%
Ameris Bancorp	1,165	105,153
Associated Banc-Corp.	8,388	258,099
Atlantic Union Bankshares Corp.	3,844	162,640
Axos Financial, Inc. (a)	1,023	99,630
Banc of California, Inc.	7,727	157,863
BancFirst Corp.	500	55,565
Bancorp, Inc. (a)	607	38,022
Bank of America Corp.	131,113	7,470,819
Bank of Hawaii Corp.	993	80,920
Bank OZK	5,320	277,119
BankUnited, Inc.	2,012	97,481
Banner Corp.	1,033	68,633
Beacon Financial Corp.	1,209	36,814
Capitol Federal Financial, Inc.	6,969	59,306
Cathay General Bancorp	2,112	130,923
Central Pacific Financial Corp.	780	29,796
Citigroup, Inc.	34,250	4,793,630
Citizens Financial Group, Inc.	11,512	806,646
City Holding Co.	313	41,516
Columbia Banking System, Inc.	7,998	256,336
Commerce Bancshares, Inc.	2,483	143,393
Community Financial System, Inc.	1,225	82,222
Cullen/Frost Bankers, Inc.	1,151	177,853
Customers Bancorp, Inc. (a)	923	73,009
CVB Financial Corp.	4,186	94,394
Dime Commercial Bancshares, Inc.	1,233	50,121
Eagle Bancorp, Inc.	1,827	51,869
East West Bancorp, Inc.	2,746	354,481
FB Financial Corp.	1,174	64,981
Fifth Third Bancorp	10,717	604,117
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
First BanCorp	4,037	$105,245
First Bancorp/Southern Pines NC	598	38,230
First Commonwealth Financial Corp.	3,207	65,198
First Financial Bancorp	2,908	98,378
First Financial Bankshares, Inc.	1,810	62,626
First Hawaiian, Inc.	4,080	119,544
First Horizon Corp.	13,132	336,704
First Interstate BancSystem, Inc. Class A	4,507	173,790
Flagstar Bank NA	15,353	229,374
FNB Corp.	9,679	184,675
Fulton Financial Corp.	3,823	92,478
Glacier Bancorp, Inc.	2,348	121,110
Hancock Whitney Corp.	2,225	166,252
Hanmi Financial Corp.	1,559	50,512
Heritage Financial Corp.	1,088	32,227
Hilltop Holdings, Inc.	2,706	104,939
Home BancShares, Inc.	4,541	129,646
Hope Bancorp, Inc.	7,314	100,056
Huntington Bancshares, Inc.	40,515	718,331
Independent Bank Corp.	987	82,632
International Bancshares Corp.	1,745	132,533
JPMorgan Chase & Co.	32,109	10,510,239
KeyCorp	25,380	585,009
Lakeland Financial Corp.	382	23,577
M&T Bank Corp.	4,115	979,411
National Bank Holdings Corp. Class A	1,312	58,292
NBT Bancorp, Inc.	1,225	60,478
Northwest Bancshares, Inc.	8,538	129,436
OFG Bancorp	1,309	64,233
Old National Bancorp	8,705	225,459
Park National Corp.	317	58,008
Pathward Financial, Inc.	654	56,937
Pinnacle Financial Partners, Inc.	1,488	150,109
PNC Financial Services Group, Inc.	8,064	1,985,518
Preferred Bank	371	39,422
Prosperity Bancshares, Inc.	2,880	210,326
Provident Financial Services, Inc.	3,933	92,976
Regions Financial Corp.	23,507	709,911
Renasant Corp.	1,705	72,531
S&T Bancorp, Inc.	1,383	67,878
Seacoast Banking Corp. of Florida	2,332	77,539
ServisFirst Bancshares, Inc.	598	51,877
Simmons First National Corp. Class A	7,416	167,972
Southside Bancshares, Inc.	1,782	62,709
Southstate Bank Corp.	1,944	194,206
Stellar Bancorp, Inc.	912	35,860
Texas Capital Bancshares, Inc.	804	83,021
Tompkins Financial Corp.	370	34,972
Triumph Financial, Inc. (a)	342	26,098
Truist Financial Corp.	64,693	3,223,005
TrustCo Bank Corp.	491	26,961
Trustmark Corp.	1,596	73,432
U.S. Bancorp	42,106	2,543,202
Security Description	Shares	Value
UMB Financial Corp.	1,291	$184,303
United Bankshares, Inc.	4,232	193,953
United Community Banks, Inc.	3,631	127,412
Valley National Bancorp	24,533	359,408
WaFd, Inc.	3,890	149,259
Webster Financial Corp.	4,365	333,573
Wells Fargo & Co.	56,038	4,630,980
Westamerica BanCorp	657	38,546
Western Alliance Bancorp	2,780	228,516
Wintrust Financial Corp.	1,214	195,114
WSFS Financial Corp.	966	74,121
Zions Bancorp NA	3,998	276,622
		49,340,242
BEVERAGES — 1.1%
Boston Beer Co., Inc. Class A (a) (b)	253	44,789
Brown-Forman Corp. Class B	8,758	233,401
Celsius Holdings, Inc. (a) (b)	1,069	31,300
Coca-Cola Co.	31,338	2,546,839
Coca-Cola Consolidated, Inc.	560	106,915
Constellation Brands, Inc. Class A	2,801	389,591
Keurig Dr. Pepper, Inc.	36,798	1,204,399
Molson Coors Beverage Co. Class B	8,676	338,017
Monster Beverage Corp. (a)	4,781	459,550
National Beverage Corp. (a)	1,380	43,056
PepsiCo, Inc.	19,705	2,668,057
Vita Coco Co., Inc. (a)	10	661
		8,066,575
BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	13,272	3,339,766
ACADIA Pharmaceuticals, Inc. (a)	1,238	31,321
ADMA Biologics, Inc. (a)	784	6,562
Alkermes PLC (a)	1,684	88,233
Amgen, Inc.	4,370	1,582,465
Arcus Biosciences, Inc. (a)	475	14,644
Arrowhead Pharmaceuticals, Inc. (a)	482	39,288
Biogen, Inc. (a)	2,662	575,152
BioMarin Pharmaceutical, Inc. (a)	2,292	131,148
Catalyst Pharmaceuticals, Inc. (a)	832	26,150
Cytokinetics, Inc. (a)	300	25,557
Exelixis, Inc. (a)	2,145	116,710
Gilead Sciences, Inc.	11,096	1,401,869
Halozyme Therapeutics, Inc. (a)	782	61,207
Incyte Corp. (a)	1,647	186,704
Krystal Biotech, Inc. (a)	184	68,387
Moderna, Inc. (a)	6,304	441,469
Neurocrine Biosciences, Inc. (a)	749	126,233
Protagonist Therapeutics, Inc. (a)	390	47,806
PTC Therapeutics, Inc. (a)	797	65,011
Regeneron Pharmaceuticals, Inc.	993	619,175
Roivant Sciences Ltd. (a)	3,627	128,360
Sarepta Therapeutics, Inc. (a)	612	10,998
TG Therapeutics, Inc. (a)	963	52,907
United Therapeutics Corp. (a)	382	206,979
Veracyte, Inc. (a)	706	41,463
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Vericel Corp. (a)	73	$3,248
Vertex Pharmaceuticals, Inc. (a)	1,412	701,383
Vir Biotechnology, Inc. (a)	3,059	31,171
Xencor, Inc. (a)	824	13,266
		10,184,632
BROADLINE RETAIL — 2.8%
Amazon.com, Inc. (a)	79,224	18,882,248
eBay, Inc.	4,037	451,135
Etsy, Inc. (a)	1,387	104,483
Kohl's Corp.	6,671	118,210
Macy's, Inc.	13,627	320,916
Ollie's Bargain Outlet Holdings, Inc. (a)	606	46,589
		19,923,581
BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	1,807	113,335
AAON, Inc.	391	49,601
Advanced Drainage Systems, Inc.	685	107,518
Allegion PLC	706	99,186
Apogee Enterprises, Inc.	537	24,562
Armstrong World Industries, Inc.	323	51,816
AZZ, Inc.	399	61,865
Builders FirstSource, Inc. (a)	5,668	507,173
Carlisle Cos., Inc.	488	177,022
Carrier Global Corp.	11,325	830,689
CSW Industrials, Inc.	48	13,358
Fortune Brands Innovations, Inc.	3,257	178,809
Gibraltar Industries, Inc. (a)	737	33,239
Griffon Corp.	719	70,124
Hayward Holdings, Inc. (a)	3,731	64,584
Johnson Controls International PLC	4,594	671,229
Lennox International, Inc.	248	142,092
Masco Corp.	2,806	228,324
Masterbrand, Inc. (a)	12,414	127,740
Owens Corning	4,213	669,698
Quanex Building Products Corp. (b)	1,688	31,430
Resideo Technologies, Inc. (a)	3,728	115,941
Simpson Manufacturing Co., Inc.	388	81,228
Trane Technologies PLC	1,227	602,653
Trex Co., Inc. (a)	701	35,078
UFP Industries, Inc.	1,789	162,334
Zurn Elkay Water Solutions Corp. Class C	1,370	69,226
		5,319,854
CAPITAL MARKETS — 3.2%
Acadian Asset Management, Inc.	181	12,945
Affiliated Managers Group, Inc.	402	136,037
Ameriprise Financial, Inc.	1,650	756,954
ARES Management Corp. Class A	2,453	273,043
Artisan Partners Asset Management, Inc. Class A	3,612	124,722
Bank of New York Mellon Corp.	9,926	1,435,399
BGC Group, Inc. Class A	5,026	53,728
Blackrock, Inc.	1,425	1,370,223
Security Description	Shares	Value
Blackstone, Inc.	7,392	$869,817
Carlyle Group, Inc.	4,702	198,001
Cboe Global Markets, Inc.	623	151,183
Charles Schwab Corp.	14,928	1,377,407
CME Group, Inc.	2,708	598,008
Cohen & Steers, Inc.	454	34,568
Coinbase Global, Inc. Class A (a)	1,795	262,411
Donnelley Financial Solutions, Inc. (a)	745	31,253
Evercore, Inc. Class A	344	117,455
FactSet Research Systems, Inc. (b)	537	123,553
Federated Hermes, Inc.	1,335	73,719
Franklin Resources, Inc.	15,747	523,903
Goldman Sachs Group, Inc.	2,654	2,684,176
Hamilton Lane, Inc. Class A	320	25,226
Houlihan Lokey, Inc.	788	105,694
Interactive Brokers Group, Inc. Class A	8,257	718,689
Intercontinental Exchange, Inc.	4,263	524,818
Invesco Ltd.	12,030	317,472
Janus Henderson Group PLC	3,339	173,461
Jefferies Financial Group, Inc.	8,474	423,530
KKR & Co., Inc.	6,779	622,177
MarketAxess Holdings, Inc.	297	33,707
Moelis & Co. Class A	953	62,345
Moody's Corp.	356	161,240
Morgan Stanley	14,325	2,994,498
Morningstar, Inc.	461	71,925
MSCI, Inc.	523	292,901
Nasdaq, Inc.	4,012	316,226
Northern Trust Corp.	3,717	646,163
Piper Sandler Cos.	610	44,127
PJT Partners, Inc. Class A (b)	350	52,829
Raymond James Financial, Inc.	2,526	384,028
Robinhood Markets, Inc. Class A (a)	5,596	561,167
S&P Global, Inc.	2,053	836,105
SEI Investments Co.	1,282	112,444
State Street Corp. (c)	5,567	944,163
StepStone Group, Inc. Class A	420	17,371
Stifel Financial Corp.	2,822	196,891
StoneX Group, Inc. (a)	3,591	425,533
T. Rowe Price Group, Inc.	5,924	673,500
Victory Capital Holdings, Inc. Class A	1,283	107,849
Virtu Financial, Inc. Class A	4,088	243,522
Virtus Investment Partners, Inc.	375	53,812
WisdomTree, Inc. (b)	2,166	36,692
		23,388,610
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.	1,995	584,894
Albemarle Corp.	1,166	157,445
Ashland, Inc.	1,402	92,378
Avient Corp.	2,743	101,381
Axalta Coating Systems Ltd. (a)	3,122	106,835
Balchem Corp.	249	42,069
Cabot Corp.	1,356	123,152
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Celanese Corp.	5,612	$258,152
CF Industries Holdings, Inc.	2,823	305,618
Chemours Co.	4,056	83,229
Corteva, Inc.	6,014	509,326
Dow, Inc.	36,771	1,006,055
DuPont de Nemours, Inc.	3,695	501,190
Eastman Chemical Co.	5,845	391,498
Ecolab, Inc.	1,762	490,911
Element Solutions, Inc.	2,481	118,468
FMC Corp. (b)	7,395	85,043
Hawkins, Inc.	108	15,347
HB Fuller Co.	1,363	79,449
Ingevity Corp. (a)	354	26,433
Innospec, Inc.	402	32,719
International Flavors & Fragrances, Inc.	5,113	405,052
Koppers Holdings, Inc.	1,145	51,411
Linde PLC	3,125	1,621,687
LyondellBasell Industries NV Class A	13,196	694,769
Minerals Technologies, Inc.	621	45,935
Mosaic Co.	16,270	344,761
NewMarket Corp.	111	87,828
Olin Corp.	5,820	115,352
PPG Industries, Inc.	4,062	492,680
Quaker Chemical Corp. (b)	390	61,959
RPM International, Inc.	1,846	205,183
Scotts Miracle-Gro Co.	1,211	82,481
Sensient Technologies Corp.	570	70,275
Sherwin-Williams Co.	1,544	531,630
Solstice Advanced Materials, Inc.	2,293	203,160
Stepan Co.	1,288	71,767
Westlake Corp.	1,713	125,049
		10,322,571
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	3,507	155,150
Brady Corp. Class A	582	53,294
Brink's Co.	799	75,497
Casella Waste Systems, Inc. Class A (a) (b)	474	45,964
Cintas Corp.	1,883	320,261
Clean Harbors, Inc. (a)	444	132,645
Copart, Inc. (a)	8,798	248,016
CoreCivic, Inc. (a)	2,007	60,973
Deluxe Corp.	2,686	64,142
GEO Group, Inc. (a)	3,701	109,365
Healthcare Services Group, Inc. (a)	1,806	44,355
HNI Corp.	1,725	69,707
Interface, Inc.	1,139	40,822
Liquidity Services, Inc. (a)	394	15,413
Millerknoll, Inc.	4,077	83,415
MSA Safety, Inc.	319	55,691
OPENLANE, Inc. (a)	1,986	81,903
Pitney Bowes, Inc.	3,868	67,767
RB Global, Inc.	1,315	153,132
Republic Services, Inc.	2,906	619,210
Security Description	Shares	Value
Rollins, Inc.	2,057	$85,859
Tetra Tech, Inc.	2,146	61,998
UniFirst Corp.	212	56,065
Veralto Corp.	1,414	125,393
Vestis Corp. (a)	6,511	94,540
Waste Management, Inc.	2,784	620,498
		3,541,075
COMMUNICATIONS EQUIPMENT — 1.0%
Arista Networks, Inc. (a)	7,313	1,242,332
Calix, Inc. (a)	674	25,154
Ciena Corp. (a)	352	172,677
Cisco Systems, Inc.	35,321	4,148,805
Digi International, Inc. (a)	404	30,280
Extreme Networks, Inc. (a)	1,207	39,071
F5, Inc. (a)	418	173,871
Harmonic, Inc. (a)	1,142	18,649
Lumentum Holdings, Inc. (a)	140	120,128
Motorola Solutions, Inc.	1,175	487,966
NetScout Systems, Inc. (a)	1,242	54,089
Viasat, Inc. (a)	3,678	330,321
Viavi Solutions, Inc. (a)	1,041	49,708
		6,893,051
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	2,070	144,486
API Group Corp. (a)	3,085	130,650
Arcosa, Inc.	585	84,995
Comfort Systems USA, Inc.	68	134,772
Dycom Industries, Inc. (a)	288	145,610
EMCOR Group, Inc.	250	207,470
Everus Construction Group, Inc. (a)	513	85,132
Fluor Corp. (a)	4,358	228,316
Granite Construction, Inc. (b)	426	67,342
MasTec, Inc. (a)	497	206,782
MYR Group, Inc. (a)	203	101,581
Primoris Services Corp.	536	53,128
Quanta Services, Inc.	547	393,862
Sterling Infrastructure, Inc. (a)	175	146,888
Valmont Industries, Inc.	198	114,365
WillScot Holdings Corp.	4,926	142,164
		2,387,543
CONSTRUCTION MATERIALS — 0.2%
CRH PLC	9,666	1,034,262
Eagle Materials, Inc.	451	101,475
Knife River Corp. (a)	739	61,817
Martin Marietta Materials, Inc.	401	231,257
Vulcan Materials Co.	949	279,965
		1,708,776
CONSUMER FINANCE — 1.1%
Ally Financial, Inc.	14,382	660,853
American Express Co.	6,378	2,157,359
Bread Financial Holdings, Inc.	2,255	244,329
Capital One Financial Corp.	12,475	2,502,735
Encore Capital Group, Inc. (a)	782	72,953
Enova International, Inc. (a)	1,265	304,523
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
EZCORP, Inc. Class A (a) (b)	2,032	$70,246
FirstCash Holdings, Inc.	466	100,805
Navient Corp. (b)	4,273	36,363
PROG Holdings, Inc.	2,386	111,212
SLM Corp.	5,396	139,972
Synchrony Financial	17,344	1,319,011
World Acceptance Corp. (a) (b)	168	37,603
		7,757,964
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.9%
Albertsons Cos., Inc. Class A	18,956	256,475
Andersons, Inc.	2,008	137,347
BJ's Wholesale Club Holdings, Inc. (a)	2,373	206,973
Casey's General Stores, Inc.	250	198,698
Chefs' Warehouse, Inc. (a) (b)	840	80,724
Costco Wholesale Corp.	2,646	2,475,254
Dollar General Corp.	5,966	686,746
Dollar Tree, Inc. (a)	3,351	405,303
Grocery Outlet Holding Corp. (a) (b)	5,769	57,575
Kroger Co.	29,247	1,624,086
Maplebear, Inc. (a)	3,328	157,581
Performance Food Group Co. (a)	8,055	900,468
PriceSmart, Inc. (b)	551	107,632
Sprouts Farmers Market, Inc. (a)	1,766	149,368
Sysco Corp.	12,975	1,084,450
Target Corp.	23,429	3,060,062
U.S. Foods Holding Corp. (a)	4,407	450,616
United Natural Foods, Inc. (a)	3,563	162,722
Walmart, Inc.	79,926	9,052,419
		21,254,499
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	12,513	542,439
AptarGroup, Inc.	615	76,998
Avery Dennison Corp.	1,009	163,811
Ball Corp.	5,353	334,027
Crown Holdings, Inc.	2,113	236,276
Graphic Packaging Holding Co.	15,126	159,882
Greif, Inc. Class A	1,580	117,694
International Paper Co.	14,301	544,868
O-I Glass, Inc. (a)	8,730	84,070
Packaging Corp. of America	1,374	327,397
Silgan Holdings, Inc.	4,496	208,569
Smurfit Westrock PLC	14,153	654,718
Sonoco Products Co.	5,058	285,018
		3,735,767
DISTRIBUTORS — 0.1%
Genuine Parts Co.	3,764	444,077
LKQ Corp.	13,115	345,318
Pool Corp.	653	140,329
		929,724
DIVERSIFIED CONSUMER SERVICES — 0.2%
ADT, Inc.	29,895	194,318
Covista, Inc. (a)	431	53,728
Duolingo, Inc. (a)	392	45,088
Security Description	Shares	Value
Frontdoor, Inc. (a)	1,038	$80,538
Graham Holdings Co. Class B	178	203,173
Grand Canyon Education, Inc. (a)	262	37,495
H&R Block, Inc.	6,492	247,215
Laureate Education, Inc. (a)	1,321	47,979
Matthews International Corp. Class A	1,794	48,294
OneSpaWorld Holdings Ltd.	20	565
Perdoceo Education Corp.	1,273	40,736
Service Corp. International	1,399	106,268
Strategic Education, Inc.	626	47,964
Stride, Inc. (a) (b)	766	66,060
		1,219,421
DIVERSIFIED REITs — 0.1%
American Assets Trust, Inc. REIT	2,776	68,539
Essential Properties Realty Trust, Inc. REIT	2,537	75,729
Global Net Lease, Inc. REIT	11,774	105,260
WP Carey, Inc. REIT	5,940	424,710
		674,238
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	189,614	3,925,010
Cogent Communications Holdings, Inc.	1,197	16,614
Comcast Corp. Class A	183,889	4,514,475
Iridium Communications, Inc.	1,183	64,888
Lumen Technologies, Inc. (a)	48,356	371,374
Shenandoah Telecommunications Co.	2,721	41,033
Uniti Group, Inc.	9,187	105,375
Verizon Communications, Inc.	215,295	9,115,590
		18,154,359
ELECTRIC UTILITIES — 2.2%
Alliant Energy Corp.	3,984	303,939
American Electric Power Co., Inc.	7,801	1,067,255
Constellation Energy Corp.	1,776	441,105
Duke Energy Corp.	11,213	1,419,342
Edison International	19,719	1,468,080
Entergy Corp.	5,389	618,981
Evergy, Inc.	4,594	397,059
Eversource Energy	10,162	734,408
Exelon Corp.	27,705	1,291,607
FirstEnergy Corp.	14,080	669,363
Hawaiian Electric Industries, Inc. (a) (b)	4,671	63,199
IDACORP, Inc. (b)	807	122,099
MGE Energy, Inc.	441	35,959
NextEra Energy, Inc.	20,575	1,805,868
NRG Energy, Inc.	2,099	306,580
OGE Energy Corp.	3,735	181,745
Otter Tail Corp.	1,029	92,589
PG&E Corp.	59,535	1,001,379
Pinnacle West Capital Corp.	3,070	328,490
Portland General Electric Co.	3,315	171,817
PPL Corp.	13,789	501,230
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Southern Co.	16,354	$1,565,241
TXNM Energy, Inc.	1,812	102,885
Xcel Energy, Inc.	11,381	913,894
		15,604,114
ELECTRICAL EQUIPMENT — 0.6%
Acuity, Inc.	318	119,778
AMETEK, Inc.	1,275	308,474
Eaton Corp. PLC	2,153	917,436
Emerson Electric Co.	5,549	794,339
EnerSys	434	101,478
GE Vernova, Inc.	541	635,599
Generac Holdings, Inc. (a)	475	139,085
Hubbell, Inc.	316	165,331
Nextpower, Inc. Class A (a)	826	98,410
nVent Electric PLC	895	151,801
Powell Industries, Inc. (b)	205	58,704
Regal Rexnord Corp.	795	189,361
Rockwell Automation, Inc.	667	330,218
Sensata Technologies Holding PLC	2,643	126,177
Sunrun, Inc. (a)	6,288	84,133
Vertiv Holdings Co. Class A	535	179,129
Vicor Corp. (a)	122	46,333
		4,445,786
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Advanced Energy Industries, Inc.	136	50,710
Amphenol Corp. Class A	3,086	544,124
Arlo Technologies, Inc. (a)	684	9,220
Arrow Electronics, Inc. (a)	2,622	559,561
Avnet, Inc.	4,197	372,778
Badger Meter, Inc. (b)	73	10,832
Belden, Inc.	473	56,717
Benchmark Electronics, Inc.	967	95,414
CDW Corp.	3,528	496,178
Cognex Corp.	1,175	85,093
Coherent Corp. (a)	1,326	523,067
Corning, Inc.	2,478	632,956
Crane NXT Co.	756	38,677
CTS Corp.	308	20,079
ePlus, Inc.	758	63,088
Fabrinet (a)	255	143,330
Flex Ltd. (a)	5,298	858,647
Insight Enterprises, Inc. (a)	1,590	193,662
IPG Photonics Corp. (a)	640	75,085
Itron, Inc. (a) (b)	429	37,121
Jabil, Inc.	1,256	484,163
Keysight Technologies, Inc. (a)	347	121,474
Knowles Corp. (a)	841	34,885
Littelfuse, Inc.	235	107,003
Mirion Technologies, Inc. (a) (b)	1,638	29,369
Napco Security Technologies, Inc.	10	380
Novanta, Inc. (a) (b)	288	46,725
OSI Systems, Inc. (a) (b)	110	24,057
PC Connection, Inc.	794	57,954
Plexus Corp. (a)	318	95,613
Security Description	Shares	Value
Ralliant Corp.	1,093	$80,478
Rogers Corp. (a)	243	39,786
Sanmina Corp. (a)	987	249,790
ScanSource, Inc. (a)	1,309	68,186
TD SYNNEX Corp.	3,846	1,028,190
TE Connectivity PLC	2,627	529,629
Teledyne Technologies, Inc. (a)	430	286,767
TTM Technologies, Inc. (a)	574	107,349
Vishay Intertechnology, Inc.	6,330	340,427
Vontier Corp.	1,945	56,405
Zebra Technologies Corp. Class A (a)	706	185,862
		8,840,831
ENERGY EQUIPMENT & SERVICES — 0.6%
Archrock, Inc.	1,713	69,736
Atlas Energy Solutions, Inc. (b)	4,560	75,742
Baker Hughes Co.	11,771	653,291
Bristow Group, Inc.	679	28,056
Cactus, Inc. Class A	928	47,541
Core Laboratories, Inc. (b)	466	5,429
Halliburton Co.	15,176	515,225
Helix Energy Solutions Group, Inc. (a)	3,846	33,614
Helmerich & Payne, Inc.	5,118	167,563
Innovex International, Inc. (a)	1,981	49,129
Kodiak Gas Services, Inc.	1,347	101,200
Liberty Energy, Inc.	4,387	114,896
Noble Corp. PLC	3,404	126,969
NOV, Inc.	18,471	342,637
Oceaneering International, Inc. (a)	1,790	72,531
Patterson-UTI Energy, Inc.	17,698	162,468
RPC, Inc. (b)	5,604	32,671
SLB Ltd.	21,559	1,002,278
TechnipFMC PLC	2,240	148,512
Tidewater, Inc. (a)	551	36,713
Valaris Ltd. (a)	1,168	84,797
Weatherford International PLC	1,030	83,945
		3,954,943
ENTERTAINMENT — 1.0%
Cinemark Holdings, Inc.	1,970	62,508
Electronic Arts, Inc.	1,248	255,890
Live Nation Entertainment, Inc. (a)	1,878	343,881
Madison Square Garden Sports Corp. (a)	95	38,175
Netflix, Inc. (a)	29,912	2,135,717
Sphere Entertainment Co. (a) (b)	381	65,924
Take-Two Interactive Software, Inc. (a)	555	138,739
TKO Group Holdings, Inc.	653	131,455
Walt Disney Co.	31,659	3,047,179
Warner Bros Discovery, Inc. (a)	35,736	952,722
Warner Music Group Corp. Class A	7,533	203,918
		7,376,108
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
FINANCIAL SERVICES — 4.4%
Apollo Global Management, Inc.	8,417	$995,815
Berkshire Hathaway, Inc. Class B (a)	36,817	18,422,859
Block, Inc. (a)	9,925	754,300
Corebridge Financial, Inc.	13,078	374,423
Corpay, Inc. (a)	690	229,956
Enact Holdings, Inc.	1,481	67,697
Equitable Holdings, Inc.	7,671	336,603
Essent Group Ltd.	4,891	314,393
Euronet Worldwide, Inc. (a)	2,006	146,819
EVERTEC, Inc.	769	21,363
Fidelity National Information Services, Inc.	14,024	545,253
Fiserv, Inc. (a)	27,563	1,351,965
Global Payments, Inc.	12,191	884,579
HA Sustainable Infrastructure Capital, Inc. (b)	1,840	71,852
Jack Henry & Associates, Inc.	445	61,294
Jackson Financial, Inc. Class A	3,630	371,676
Mastercard, Inc. Class A	2,590	1,330,224
Merchants Bancorp (b)	1,506	75,300
MGIC Investment Corp.	5,944	167,621
NCR Atleos Corp. (a)	1,476	64,073
NMI Holdings, Inc. (a)	1,911	78,523
Payoneer Global, Inc. (a)	3,584	25,518
PayPal Holdings, Inc.	24,039	1,038,004
Radian Group, Inc.	4,079	153,656
Sezzle, Inc. (a) (b)	201	34,498
Shift4 Payments, Inc. Class A (a) (b)	1,828	88,914
Visa, Inc. Class A	9,324	3,198,971
Voya Financial, Inc.	4,816	435,992
Walker & Dunlop, Inc.	1,748	95,616
Western Union Co. (b)	16,290	125,433
WEX, Inc. (a)	585	82,538
		31,945,728
FOOD PRODUCTS — 1.4%
Archer-Daniels-Midland Co.	24,628	1,881,579
Bunge Global SA	6,938	740,493
Cal-Maine Foods, Inc. (b)	2,300	185,288
Campbell's Co. (b)	10,081	224,504
Conagra Brands, Inc.	24,517	329,999
Darling Ingredients, Inc. (a)	2,864	156,432
Del Monte Corp.	1,973	55,066
Flowers Foods, Inc. (b)	10,825	85,518
Freshpet, Inc. (a)	345	20,396
General Mills, Inc.	27,343	951,536
Hershey Co.	2,136	374,761
Hormel Foods Corp.	14,939	370,786
Ingredion, Inc.	3,232	306,103
J&J Snack Foods Corp.	784	57,585
J.M. Smucker Co.	2,703	304,087
John B Sanfilippo & Son, Inc.	582	50,046
Kraft Heinz Co.	43,680	1,031,722
Lamb Weston Holdings, Inc.	3,758	162,270
Marzetti Co.	552	63,016
Security Description	Shares	Value
McCormick & Co., Inc.	6,872	$346,486
Mondelez International, Inc. Class A	23,232	1,343,739
Pilgrim's Pride Corp.	2,416	67,914
Post Holdings, Inc. (a)	2,161	190,730
Simply Good Foods Co. (a)	4,361	57,914
Tootsie Roll Industries, Inc.	1,232	48,726
Tyson Foods, Inc. Class A	14,459	827,778
		10,234,474
GAS UTILITIES — 0.2%
Atmos Energy Corp.	2,077	357,805
Chesapeake Utilities Corp.	333	40,786
MDU Resources Group, Inc.	5,535	117,397
National Fuel Gas Co.	1,375	106,164
New Jersey Resources Corp.	1,938	108,605
Northwest Natural Holding Co.	1,245	61,080
ONE Gas, Inc.	1,812	139,651
Southwest Gas Holdings, Inc.	1,743	154,569
Spire, Inc.	1,598	124,788
UGI Corp.	10,997	379,836
		1,590,681
GROUND TRANSPORTATION — 1.1%
ArcBest Corp.	1,148	164,784
Avis Budget Group, Inc. (a) (b)	867	128,169
CSX Corp.	16,626	790,234
Fedex Freight Holding Co., Inc. (a)	2,930	442,430
Heartland Express, Inc.	2,746	41,794
Hertz Global Holdings, Inc. (a) (b)	7,999	18,118
JB Hunt Transport Services, Inc.	1,082	313,163
Knight-Swift Transportation Holdings, Inc.	4,396	342,316
Landstar System, Inc.	534	110,436
Lyft, Inc. Class A (a)	20,393	297,942
Marten Transport Ltd.	3,422	59,372
Norfolk Southern Corp.	2,215	696,817
Old Dominion Freight Line, Inc.	1,017	220,282
RXO, Inc. (a) (b)	4,450	122,775
Ryder System, Inc.	2,024	533,870
Saia, Inc. (a)	285	120,031
Schneider National, Inc. Class B	2,843	103,855
Uber Technologies, Inc. (a)	18,400	1,327,744
Union Pacific Corp.	5,867	1,595,824
Werner Enterprises, Inc.	3,606	157,258
XPO, Inc. (a)	695	142,677
		7,729,891
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abbott Laboratories	20,708	1,879,044
Align Technology, Inc. (a)	798	134,591
Artivion, Inc. (a)	285	6,404
Avanos Medical, Inc. (a)	2,781	69,191
Baxter International, Inc.	26,367	562,144
Becton Dickinson & Co.	5,158	780,560
Boston Scientific Corp. (a)	11,137	475,327
CONMED Corp. (b)	1,585	51,877
Cooper Cos., Inc. (a)	1,620	116,170
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Dentsply Sirona, Inc.	11,785	$125,039
Dexcom, Inc. (a)	2,248	151,403
Edwards Lifesciences Corp. (a)	4,580	414,307
Enovis Corp. (a) (b)	2,933	60,713
Envista Holdings Corp. (a)	3,595	94,728
GE HealthCare Technologies, Inc.	5,429	347,510
Glaukos Corp. (a)	58	8,106
Globus Medical, Inc. Class A (a)	941	74,348
Haemonetics Corp. (a)	405	30,375
Hologic, Inc. (a)	2,870	29
ICU Medical, Inc. (a) (b)	439	64,357
IDEXX Laboratories, Inc. (a)	567	298,491
Inspire Medical Systems, Inc. (a)	105	4,684
Insulet Corp. (a)	502	76,429
Integer Holdings Corp. (a) (b)	424	39,623
Integra LifeSciences Holdings Corp. (a)	3,433	61,657
Intuitive Surgical, Inc. (a)	2,513	999,370
Lantheus Holdings, Inc. (a)	654	72,555
LeMaitre Vascular, Inc.	61	5,854
LivaNova PLC (a)	438	36,017
Medtronic PLC	23,235	1,817,674
Merit Medical Systems, Inc. (a)	406	28,152
Neogen Corp. (a) (b)	6,018	54,102
Omnicell, Inc. (a)	1,001	41,562
Penumbra, Inc. (a)	105	33,154
QuidelOrtho Corp. (a) (b)	3,805	66,645
ResMed, Inc.	1,009	196,634
Solventum Corp. (a)	3,992	307,983
STAAR Surgical Co. (a) (b)	452	12,968
STERIS PLC	702	147,820
Stryker Corp.	2,311	727,595
Tandem Diabetes Care, Inc. (a)	388	5,855
Teleflex, Inc.	808	102,422
TransMedics Group, Inc. (a) (b)	88	5,845
UFP Technologies, Inc. (a) (b)	43	11,401
Zimmer Biomet Holdings, Inc.	3,593	309,321
		10,910,036
HEALTH CARE PROVIDERS & SERVICES — 5.9%
Acadia Healthcare Co., Inc. (a) (b)	4,732	139,736
AdaptHealth Corp. (a)	6,042	62,958
Addus HomeCare Corp. (a)	277	27,830
AMN Healthcare Services, Inc. (a)	2,290	74,127
Astrana Health, Inc. (a)	2,208	102,473
BrightSpring Health Services, Inc. (a)	2,917	203,432
Cardinal Health, Inc.	12,062	2,865,449
Cencora, Inc.	9,970	2,821,311
Centene Corp. (a)	23,942	1,536,837
Chemed Corp.	138	64,272
Cigna Group	13,640	3,760,275
Concentra Group Holdings Parent, Inc.	6,107	181,683
CorVel Corp. (a)	292	18,256
CVS Health Corp.	65,788	6,805,769
DaVita, Inc. (a)	1,713	381,108
Security Description	Shares	Value
Elevance Health, Inc.	11,198	$4,330,603
Encompass Health Corp.	1,453	146,869
Ensign Group, Inc.	342	54,823
HCA Healthcare, Inc.	2,833	1,104,558
HealthEquity, Inc. (a)	666	60,153
Henry Schein, Inc. (a)	2,541	212,224
Hims & Hers Health, Inc. (a) (b)	935	32,416
Humana, Inc.	6,176	2,453,231
Labcorp Holdings, Inc.	1,196	334,880
McKesson Corp.	3,276	2,475,346
Molina Healthcare, Inc. (a)	2,642	604,225
National HealthCare Corp.	334	70,594
NeoGenomics, Inc. (a) (b)	1,272	18,558
OmniAb, Inc. (a) (d)	38	—
Option Care Health, Inc. (a)	2,185	45,819
Pediatrix Medical Group, Inc. (a)	2,502	63,376
Privia Health Group, Inc. (a)	905	23,286
Progyny, Inc. (a)	1,233	35,547
Quest Diagnostics, Inc.	1,584	335,729
RadNet, Inc. (a)	742	45,759
Select Medical Holdings Corp.	6,260	103,353
Tenet Healthcare Corp. (a)	2,382	445,625
U.S. Physical Therapy, Inc. (b)	178	12,225
UnitedHealth Group, Inc.	24,748	10,286,011
Universal Health Services, Inc. Class B	2,827	420,347
		42,761,073
HEALTH CARE REITs — 0.4%
Alexandria Real Estate Equities, Inc. REIT	7,991	422,324
American Healthcare REIT, Inc. (b)	1,189	62,006
CareTrust REIT, Inc.	1,787	72,105
Healthcare Realty Trust, Inc. REIT	9,448	190,566
Healthpeak Properties, Inc. REIT	18,826	402,876
LTC Properties, Inc. REIT	1,306	50,216
Medical Properties Trust, Inc. REIT (b)	29,387	135,768
Omega Healthcare Investors, Inc. REIT	5,614	267,676
Sabra Health Care REIT, Inc.	5,037	98,272
Ventas, Inc. REIT	3,727	330,958
Welltower, Inc. REIT	5,033	1,142,340
		3,175,107
HEALTH CARE TECHNOLOGY — 0.0% *
Certara, Inc. (a) (b)	2,160	14,148
Doximity, Inc. Class A (a)	778	16,136
HealthStream, Inc.	499	13,598
Schrodinger, Inc. (a) (b)	378	6,142
Waystar Holding Corp. (a)	2,296	47,137
		97,161
HOTEL & RESORT REITs — 0.2%
Apple Hospitality REIT, Inc.	11,273	189,499
DiamondRock Hospitality Co. REIT	6,845	83,372
Host Hotels & Resorts, Inc. REIT	17,322	410,705
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Park Hotels & Resorts, Inc. REIT (b)	11,961	$170,444
Pebblebrook Hotel Trust REIT (b)	6,948	134,861
Ryman Hospitality Properties, Inc. REIT	729	93,713
Sunstone Hotel Investors, Inc. REIT	4,371	50,048
Xenia Hotels & Resorts, Inc. REIT	3,192	64,989
		1,197,631
HOTELS, RESTAURANTS & LEISURE — 1.6%
Airbnb, Inc. Class A (a)	4,189	599,446
Aramark	5,243	298,327
BJ's Restaurants, Inc. (a)	437	26,541
Booking Holdings, Inc.	4,470	796,733
Boyd Gaming Corp.	2,963	261,722
Brinker International, Inc. (a)	318	53,424
Caesars Entertainment, Inc. (a)	10,457	315,592
Carnival Corp. Ltd.	25,662	733,163
Cava Group, Inc. (a)	290	22,759
Cheesecake Factory, Inc. (b)	1,112	88,448
Chipotle Mexican Grill, Inc. (a)	8,726	296,684
Choice Hotels International, Inc. (b)	561	61,861
Churchill Downs, Inc.	955	85,606
Cracker Barrel Old Country Store, Inc. (b)	1,293	68,917
Darden Restaurants, Inc.	1,659	341,771
Domino's Pizza, Inc.	269	79,635
DoorDash, Inc. Class A (a)	2,075	382,900
Dutch Bros, Inc. Class A (a)	10	718
Expedia Group, Inc.	1,158	296,309
Hilton Grand Vacations, Inc. (a)	3,306	173,135
Hilton Worldwide Holdings, Inc.	577	190,675
Hyatt Hotels Corp. Class A (b)	828	160,500
Las Vegas Sands Corp.	8,192	378,388
Life Time Group Holdings, Inc. (a)	4,125	168,465
Marriott International, Inc. Class A	1,520	563,297
Marriott Vacations Worldwide Corp. (b)	1,422	144,873
McDonald's Corp.	4,774	1,290,460
MGM Resorts International (a)	9,829	469,925
Monarch Casino & Resort, Inc.	279	36,719
Norwegian Cruise Line Holdings Ltd. (a)	12,335	260,392
Papa John's International, Inc. (b)	1,025	37,689
Penn Entertainment, Inc. (a)	6,532	139,524
Planet Fitness, Inc. Class A (a)	334	17,425
Pursuit Attractions & Hospitality, Inc. (a)	488	27,313
Red Rock Resorts, Inc. Class A	1,311	85,294
Royal Caribbean Cruises Ltd.	1,889	599,814
Sabre Corp. (a) (b)	7,549	15,777
Shake Shack, Inc. Class A (a)	318	17,814
Six Flags Entertainment Corp. (a) (b)	2,749	58,554
Starbucks Corp.	10,189	1,041,214
Texas Roadhouse, Inc.	594	114,779
Travel & Leisure Co.	1,549	118,390
United Parks & Resorts, Inc. (a) (b)	1,400	66,836
Security Description	Shares	Value
Vail Resorts, Inc. (b)	967	$131,657
Wendy's Co. (b)	5,175	42,901
Wingstop, Inc.	54	9,364
Wyndham Hotels & Resorts, Inc.	675	56,842
Wynn Resorts Ltd.	1,361	132,139
Yum! Brands, Inc.	1,924	307,571
		11,668,282
HOUSEHOLD DURABLES — 0.9%
Cavco Industries, Inc. (a)	67	41,163
Century Communities, Inc.	1,557	111,575
Champion Homes, Inc. (a)	704	62,037
Dr. Horton, Inc.	7,297	1,188,535
Dream Finders Homes, Inc. Class A (a) (b)	1,649	28,462
Garmin Ltd.	1,315	312,365
Green Brick Partners, Inc. (a)	1,561	124,942
Installed Building Products, Inc.	226	51,944
KB Home	3,241	202,854
La-Z-Boy, Inc.	1,565	62,788
Leggett & Platt, Inc.	7,526	88,129
Lennar Corp. Class A	11,054	1,000,277
LGI Homes, Inc. (a)	1,255	79,918
M/I Homes, Inc. (a)	1,336	214,815
Meritage Homes Corp.	3,420	286,767
Mohawk Industries, Inc. (a)	2,664	323,223
Newell Brands, Inc.	23,743	145,782
NVR, Inc. (a)	39	265,723
PulteGroup, Inc.	5,206	714,315
Somnigroup International, Inc.	1,448	113,523
Sonos, Inc. (a)	2,511	33,974
Taylor Morrison Home Corp. (a)	5,011	359,489
Toll Brothers, Inc.	2,562	422,090
Whirlpool Corp.	3,252	128,194
		6,362,884
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (a) (b)	390	17,292
Central Garden & Pet Co. Class A (a)	3,005	116,504
Church & Dwight Co., Inc.	1,778	172,253
Clorox Co.	2,189	208,918
Colgate-Palmolive Co.	7,208	660,829
Energizer Holdings, Inc. (b)	1,963	42,087
Kimberly-Clark Corp.	6,627	727,446
Procter & Gamble Co.	20,776	3,046,593
Reynolds Consumer Products, Inc.	2,800	75,180
WD-40 Co.	47	11,451
		5,078,553
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	36,493	534,987
Clearway Energy, Inc. Class C	2,874	98,233
Ormat Technologies, Inc. (b)	493	53,688
Talen Energy Corp. (a)	255	97,986
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Vistra Corp.	2,133	$338,358
		1,123,252
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	5,202	842,256
Honeywell International, Inc.	2,564	574,079
		1,416,335
INDUSTRIAL REITs — 0.3%
EastGroup Properties, Inc. REIT	419	84,860
First Industrial Realty Trust, Inc. REIT	1,771	108,580
Innovative Industrial Properties, Inc. REIT (b)	1,687	104,560
LXP Industrial Trust REIT	1,048	56,466
Prologis, Inc. REIT	8,308	1,125,485
Rexford Industrial Realty, Inc. REIT	6,238	208,973
STAG Industrial, Inc. REIT	3,049	116,045
Terreno Realty Corp. REIT	1,503	97,350
		1,902,319
INSURANCE — 4.4%
Aflac, Inc.	8,458	991,701
Allstate Corp.	7,040	1,675,098
American Financial Group, Inc.	3,551	496,927
American International Group, Inc.	27,499	2,049,500
AMERISAFE, Inc.	404	13,667
Aon PLC Class A	1,440	477,634
Arch Capital Group Ltd. (a)	9,681	939,638
Arthur J Gallagher & Co.	1,926	442,152
Assurant, Inc.	1,309	351,506
Assured Guaranty Ltd.	2,217	177,715
Brighthouse Financial, Inc. (a)	2,934	185,722
Brown & Brown, Inc.	3,484	223,499
Chubb Ltd.	7,260	2,473,772
Cincinnati Financial Corp.	4,227	782,587
CNO Financial Group, Inc.	4,843	246,896
Employers Holdings, Inc.	809	40,838
Erie Indemnity Co. Class A	685	164,229
Everest Group Ltd.	2,087	745,539
Fidelity National Financial, Inc.	13,070	616,381
First American Financial Corp.	5,220	358,040
Genworth Financial, Inc. (a)	20,460	193,756
Globe Life, Inc.	1,493	266,769
Goosehead Insurance, Inc. Class A (a)	46	2,231
Hanover Insurance Group, Inc.	937	200,630
Hartford Insurance Group, Inc.	7,555	1,001,189
HCI Group, Inc.	254	44,514
Horace Mann Educators Corp.	2,086	107,742
Kemper Corp.	3,010	81,150
Kinsale Capital Group, Inc. (b)	221	72,888
Lincoln National Corp.	8,667	306,378
Loews Corp.	8,663	980,738
Marsh & McLennan Cos., Inc.	4,785	797,516
Mercury General Corp.	1,360	145,003
MetLife, Inc.	27,869	2,357,996
Security Description	Shares	Value
Old Republic International Corp.	11,664	$477,291
Palomar Holdings, Inc. (a)	290	36,653
Primerica, Inc.	409	116,238
Principal Financial Group, Inc.	10,134	1,092,243
Progressive Corp.	10,620	2,319,939
Prudential Financial, Inc.	17,836	1,925,039
Reinsurance Group of America, Inc.	3,367	715,993
RenaissanceRe Holdings Ltd.	2,225	705,103
RLI Corp.	1,833	108,275
Ryan Specialty Holdings, Inc. (b)	1,640	61,926
Safety Insurance Group, Inc.	763	57,118
Selective Insurance Group, Inc.	3,078	298,597
SiriusPoint Ltd. (a)	6,198	148,752
Stewart Information Services Corp.	1,548	102,199
Travelers Cos., Inc.	5,854	1,932,522
Trupanion, Inc. (a) (b)	331	8,199
United Fire Group, Inc.	1,421	74,517
Unum Group	7,813	698,482
W.R. Berkley Corp.	8,072	569,318
Willis Towers Watson PLC	938	245,165
		31,705,110
INTERACTIVE MEDIA & SERVICES — 3.5%
Alphabet, Inc. Class A	11,929	4,263,067
Alphabet, Inc. Class C	33,685	11,901,921
Cargurus, Inc. (a)	781	26,624
Match Group, Inc.	2,783	105,893
Meta Platforms, Inc. Class A	14,804	8,338,945
People, Inc. (a) (b)	3,341	154,220
Pinterest, Inc. Class A (a)	6,989	146,979
QuinStreet, Inc. (a)	658	9,640
Shutterstock, Inc.	1,077	15,024
TripAdvisor, Inc. (a) (b)	3,209	43,995
Yelp, Inc. (a)	1,142	28,002
Ziff Davis, Inc. (a) (b)	2,026	106,102
ZoomInfo Technologies, Inc. (a)	13,762	40,323
		25,180,735
IT SERVICES — 0.8%
Accenture PLC Class A	11,152	1,387,755
Akamai Technologies, Inc. (a)	1,424	168,331
Cognizant Technology Solutions Corp. Class A	12,955	501,747
DigitalOcean Holdings, Inc. (a)	580	91,077
DXC Technology Co. (a)	10,138	89,721
EPAM Systems, Inc. (a) (b)	998	79,191
Everforth, Inc. (a)	1,371	24,500
Gartner, Inc. (a)	1,012	131,176
GoDaddy, Inc. Class A (a)	1,944	165,007
International Business Machines Corp.	9,280	2,609,629
Kyndryl Holdings, Inc. (a)	11,715	132,497
Okta, Inc. (a)	1,515	206,722
Twilio, Inc. Class A (a)	1,219	251,516
VeriSign, Inc.	463	116,472
		5,955,341
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Acushnet Holdings Corp. (b)	779	$92,335
Brunswick Corp.	1,764	148,599
Callaway Golf Co. (a)	8,321	156,351
Mattel, Inc. (a)	8,417	116,828
Polaris, Inc.	2,738	187,389
YETI Holdings, Inc. (a)	1,328	65,816
		767,318
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	1,314	108,523
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	2,009	266,855
Avantor, Inc. (a)	34,953	346,035
Azenta, Inc. (a)	1,402	35,779
BioLife Solutions, Inc. (a)	273	7,710
Bio-Rad Laboratories, Inc. Class A (a)	931	273,351
Bio-Techne Corp.	946	66,835
Bruker Corp. (b)	1,372	82,567
Charles River Laboratories International, Inc. (a)	756	171,453
Danaher Corp.	6,214	1,183,643
Fortrea Holdings, Inc. (a)	5,348	93,055
Illumina, Inc. (a)	1,150	202,204
IQVIA Holdings, Inc. (a)	2,445	472,423
Medpace Holdings, Inc. (a)	145	76,791
Mettler-Toledo International, Inc. (a)	112	143,081
Repligen Corp. (a)	309	42,160
Revvity, Inc.	1,631	181,465
Sotera Health Co. (a)	2,582	45,831
Thermo Fisher Scientific, Inc.	2,818	1,412,832
Waters Corp. (a)	753	282,405
West Pharmaceutical Services, Inc.	446	160,114
		5,546,589
MACHINERY — 1.6%
AGCO Corp.	3,078	368,437
Alamo Group, Inc.	238	39,149
Albany International Corp. Class A	410	30,545
Astec Industries, Inc.	680	41,609
Caterpillar, Inc.	944	1,005,266
Chart Industries, Inc. (a)	360	75,218
CNH Industrial NV	45,349	509,269
Crane Co.	454	101,274
Cummins, Inc.	1,115	795,229
Deere & Co.	2,249	1,426,608
Donaldson Co., Inc.	1,120	100,542
Dover Corp.	1,206	270,482
Enerpac Tool Group Corp.	330	11,834
Enpro, Inc.	121	45,609
Esab Corp.	423	41,721
ESCO Technologies, Inc.	224	78,409
Federal Signal Corp.	400	51,396
Flowserve Corp.	1,361	100,932
Fortive Corp.	4,520	276,127
Franklin Electric Co., Inc.	414	44,377
Security Description	Shares	Value
Gates Industrial Corp. PLC (a)	4,598	$128,606
Graco, Inc.	1,134	85,742
Greenbrier Cos., Inc.	1,759	86,209
IDEX Corp.	719	163,177
Illinois Tool Works, Inc.	2,347	634,793
Ingersoll Rand, Inc.	2,487	203,909
ITT, Inc.	515	101,846
JBT Marel Corp. (b)	337	48,865
Kadant, Inc.	55	17,283
Kennametal, Inc.	1,521	53,311
Lincoln Electric Holdings, Inc.	438	116,293
Lindsay Corp.	90	11,142
Middleby Corp. (a)	792	136,232
Mueller Industries, Inc.	990	121,701
Mueller Water Products, Inc. Class A	1,680	43,394
Nordson Corp.	394	118,866
Oshkosh Corp.	1,261	193,538
Otis Worldwide Corp.	3,843	275,159
PACCAR, Inc.	9,519	1,143,422
Parker-Hannifin Corp.	258	252,355
Pentair PLC	1,381	105,867
Proto Labs, Inc. (a)	422	34,397
RBC Bearings, Inc. (a)	62	39,932
Snap-on, Inc.	658	264,779
SPX Technologies, Inc. (a)	266	65,215
Standex International Corp.	97	34,694
Stanley Black & Decker, Inc.	7,936	746,936
Tennant Co.	261	22,848
Terex Corp.	1,349	97,654
Timken Co.	1,151	167,263
Toro Co.	1,277	124,405
Trinity Industries, Inc.	2,446	84,583
Watts Water Technologies, Inc. Class A	276	108,040
Westinghouse Air Brake Technologies Corp.	1,145	308,692
Worthington Enterprises, Inc.	1,870	100,531
Xylem, Inc.	2,176	257,225
		11,912,937
MARINE — 0.0% *
Kirby Corp. (a)	786	106,872
Matson, Inc.	847	162,819
		269,691
MEDIA — 0.4%
Charter Communications, Inc. Class A (a)	4,415	627,857
DoubleVerify Holdings, Inc. (a)	2,104	22,807
EchoStar Corp. Class A (a)	3,646	370,069
Fox Corp. Class A	5,272	274,987
Fox Corp. Class B	3,679	172,324
John Wiley & Sons, Inc. Class A (b)	2,066	100,222
New York Times Co. Class A	1,119	78,308
News Corp. Class A	6,946	172,469
News Corp. Class B	2,333	65,464
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Nexstar Media Group, Inc.	1,463	$261,277
Omnicom Group, Inc.	5,196	378,425
Paramount Skydance Corp. Class B	15,927	157,040
Scholastic Corp.	1,391	63,986
Trade Desk, Inc. Class A (a)	4,346	78,576
Versant Media Group, Inc.	7,453	268,383
		3,092,194
METALS & MINING — 0.7%
Alcoa Corp.	3,082	160,696
Alpha Metallurgical Resources, Inc. (a)	659	108,696
Century Aluminum Co. (a)	633	29,124
Cleveland-Cliffs, Inc. (a)	29,229	274,460
Commercial Metals Co.	3,005	188,564
Freeport-McMoRan, Inc.	11,560	727,008
Hecla Mining Co.	42	648
Kaiser Aluminum Corp.	434	84,903
Materion Corp.	189	56,207
Metallus, Inc. (a)	2,480	46,351
MP Materials Corp. (a) (b)	1,059	59,315
Newmont Corp.	8,777	819,772
Nucor Corp.	6,195	1,379,936
Reliance, Inc.	1,039	388,170
Royal Gold, Inc.	593	118,369
Steel Dynamics, Inc.	2,485	570,208
Warrior Met Coal, Inc.	625	50,725
Worthington Steel, Inc.	1,900	63,802
		5,126,954
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
Adamas Trust, Inc. REIT	5,625	52,762
Annaly Capital Management, Inc. REIT	19,461	435,148
Arbor Realty Trust, Inc. REIT (b)	11,733	63,593
ARMOUR Residential REIT, Inc. (b)	5,739	100,146
Blackstone Mortgage Trust, Inc. Class A REIT	8,129	137,787
Ellington Financial, Inc. REIT (b)	1,871	25,464
Franklin BSP Realty Trust, Inc. REIT (b)	2,208	17,973
PennyMac Mortgage Investment Trust REIT (b)	5,628	63,484
Redwood Trust, Inc. REIT	7,553	35,801
Rithm Capital Corp. REIT	28,490	267,521
Two Harbors Investment Corp. REIT (b)	6,157	76,408
Starwood Property Trust, Inc. REIT	17,842	292,252
		1,568,339
MULTI-UTILITIES — 1.0%
Ameren Corp.	3,984	450,351
Avista Corp.	4,173	170,718
Black Hills Corp.	2,322	172,757
CenterPoint Energy, Inc.	9,413	414,549
CMS Energy Corp.	4,422	338,283
Consolidated Edison, Inc.	7,207	797,310
Security Description	Shares	Value
Dominion Energy, Inc.	23,968	$1,636,775
DTE Energy Co.	3,855	587,386
NiSource, Inc.	6,902	328,190
Northwestern Energy Group, Inc.	1,920	137,510
Public Service Enterprise Group, Inc.	7,200	584,352
Sempra	9,410	872,401
Unitil Corp.	447	23,553
WEC Energy Group, Inc.	4,690	547,651
		7,061,786
OFFICE REITs — 0.3%
BXP, Inc. REIT	7,557	501,105
COPT Defense Properties REIT	2,081	75,728
Cousins Properties, Inc. REIT	8,605	257,978
Douglas Emmett, Inc. REIT (b)	8,579	101,232
Easterly Government Properties, Inc. REIT	2,406	59,981
Highwoods Properties, Inc. REIT	5,638	170,042
JBG SMITH Properties REIT (b)	3,627	53,208
Kilroy Realty Corp. REIT	5,583	209,195
SL Green Realty Corp. REIT	1,927	99,761
Vornado Realty Trust REIT	8,207	322,535
		1,850,765
OIL, GAS & CONSUMABLE FUELS — 5.7%
Antero Midstream Corp.	8,974	204,158
Antero Resources Corp. (a)	5,387	189,299
APA Corp.	18,177	592,025
California Resources Corp.	2,128	112,507
Chevron Corp.	37,613	6,234,731
Chord Energy Corp.	2,918	333,527
CNX Resources Corp. (a)	3,859	130,936
Comstock Resources, Inc. (a) (b)	4,051	60,441
ConocoPhillips	24,456	2,542,446
Core Natural Resources, Inc.	734	58,735
Crescent Energy Co. Class A	14,000	137,480
CVR Energy, Inc.	1,774	48,856
Devon Energy Corp.	58,956	2,436,062
Diamondback Energy, Inc.	9,949	1,748,835
Dorian LPG Ltd.	1,993	69,316
DT Midstream, Inc.	1,001	146,887
EOG Resources, Inc.	10,831	1,405,106
EQT Corp.	7,711	409,994
Expand Energy Corp.	4,757	433,791
Exxon Mobil Corp.	60,253	8,237,790
HF Sinclair Corp.	8,009	557,827
International Seaways, Inc.	1,101	84,325
Kinder Morgan, Inc.	39,079	1,249,356
Kinetik Holdings, Inc.	2,335	112,874
Magnolia Oil & Gas Corp. Class A	3,280	83,902
Marathon Petroleum Corp.	15,117	3,864,963
Matador Resources Co.	5,989	298,132
Murphy Oil Corp.	6,879	223,980
Northern Oil & Gas, Inc.	5,351	97,121
Occidental Petroleum Corp.	19,480	946,144
ONEOK, Inc.	9,073	788,807
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Ovintiv, Inc.	14,231	$749,262
Par Pacific Holdings, Inc. (a)	2,574	144,350
PBF Energy, Inc. Class A	4,254	193,642
Peabody Energy Corp.	6,236	144,176
Permian Resources Corp. Class A	20,060	369,305
Phillips 66 Co.	10,914	1,845,012
Range Resources Corp.	3,737	138,979
REX American Resources Corp. (a)	626	28,264
SM Energy Co.	6,129	159,967
Talos Energy, Inc. (a)	7,853	101,382
Targa Resources Corp.	1,441	386,390
Texas Pacific Land Corp.	98	42,889
Valero Energy Corp.	8,093	2,107,741
Viper Energy, Inc. Class A	2,888	122,451
Williams Cos., Inc.	10,917	811,570
World Kinect Corp.	3,374	111,139
		41,296,872
PAPER & FOREST PRODUCTS — 0.0% *
Louisiana-Pacific Corp.	1,117	87,863
Sylvamo Corp.	2,029	76,696
		164,559
PERSONAL CARE PRODUCTS — 0.4%
Coty, Inc. Class A (a) (b)	21,691	46,853
Edgewell Personal Care Co. (b)	2,817	75,665
elf Beauty, Inc. (a)	385	28,490
Estee Lauder Cos., Inc. Class A	4,932	389,381
Interparfums, Inc.	936	104,701
Kenvue, Inc.	98,195	1,876,506
		2,521,596
PHARMACEUTICALS — 2.7%
Amneal Pharmaceuticals, Inc. (a)	3,075	53,228
Amphastar Pharmaceuticals, Inc. (a)	1,125	22,703
ANI Pharmaceuticals, Inc. (a)	189	15,645
Bristol-Myers Squibb Co.	36,905	2,126,466
Collegium Pharmaceutical, Inc. (a) (b)	916	33,159
Corcept Therapeutics, Inc. (a)	326	28,346
Elanco Animal Health, Inc. (a) (b)	5,919	145,667
Eli Lilly & Co.	1,995	2,392,863
Harmony Biosciences Holdings, Inc. (a)	2,039	74,240
Indivior Pharmaceuticals, Inc. (a)	885	36,312
Innoviva, Inc. (a)	2,138	48,554
Jazz Pharmaceuticals PLC (a)	877	211,331
Johnson & Johnson	19,386	4,923,462
Ligand Pharmaceuticals, Inc. (a) (b)	110	34,770
Merck & Co., Inc.	29,556	3,797,946
Organon & Co.	13,324	180,407
Pacira BioSciences, Inc. (a) (b)	1,112	28,211
Perrigo Co. PLC	8,094	84,097
Pfizer, Inc.	155,395	3,741,912
Phibro Animal Health Corp. Class A	548	17,207
Prestige Consumer Healthcare, Inc. (a)	708	33,467
Security Description	Shares	Value
Supernus Pharmaceuticals, Inc. (a)	426	$19,813
Viatris, Inc.	59,030	937,396
Zoetis, Inc.	3,394	243,893
		19,231,095
PROFESSIONAL SERVICES — 0.6%
Amentum Holdings, Inc. (a)	7,876	162,797
Automatic Data Processing, Inc.	3,976	890,425
Booz Allen Hamilton Holding Corp.	3,269	198,330
Broadridge Financial Solutions, Inc.	1,155	158,177
CACI International, Inc. Class A (a)	318	147,317
Concentrix Corp. (b)	2,661	59,620
Equifax, Inc.	967	153,482
ExlService Holdings, Inc. (a)	1,215	31,420
Exponent, Inc.	279	16,394
FTI Consulting, Inc. (a)	350	52,154
Genpact Ltd.	4,289	117,948
Insperity, Inc. (b)	1,837	75,886
Jacobs Solutions, Inc.	1,844	232,344
KBR, Inc.	3,436	118,645
Korn Ferry	1,416	94,277
Legalzoom.com, Inc. (a)	100	613
Leidos Holdings, Inc.	1,843	189,774
ManpowerGroup, Inc.	2,728	92,125
Maximus, Inc.	1,704	91,607
Parsons Corp. (a)	2,712	142,082
Paychex, Inc.	4,655	457,726
Paycom Software, Inc. (b)	701	88,102
Paylocity Holding Corp. (a)	521	54,460
Robert Half, Inc. (b)	5,095	156,416
Science Applications International Corp.	2,314	255,489
TransUnion	1,723	124,297
UL Solutions, Inc. Class A	920	93,711
Upwork, Inc. (a) (b)	78	652
Verisk Analytics, Inc.	985	176,837
Verra Mobility Corp. (a)	1,109	4,713
		4,437,820
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
AGNT, Inc. (b)	5,384	29,128
CBRE Group, Inc. Class A (a)	3,458	465,758
CoStar Group, Inc. (a)	3,407	96,486
Cushman & Wakefield Ltd. (a)	11,870	158,939
Jones Lang LaSalle, Inc. (a)	1,276	395,496
Marcus & Millichap, Inc.	794	24,749
St. Joe Co.	480	30,063
		1,200,619
RESIDENTIAL REITs — 0.4%
American Homes 4 Rent Class A REIT	8,827	295,881
AvalonBay Communities, Inc. REIT	2,561	483,235
Camden Property Trust REIT	1,872	214,325
Centerspace REIT	392	22,026
Equity LifeStyle Properties, Inc. REIT	1,450	93,453
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Equity Residential REIT	9,315	$632,768
Essex Property Trust, Inc. REIT	929	270,887
Independence Realty Trust, Inc. REIT	6,414	107,050
Invitation Homes, Inc. REIT	15,270	461,307
Mid-America Apartment Communities, Inc. REIT	2,118	294,275
NexPoint Residential Trust, Inc. REIT	610	17,031
UDR, Inc. REIT	5,450	217,564
		3,109,802
RETAIL REITs — 0.4%
Acadia Realty Trust REIT (b)	2,405	50,289
Agree Realty Corp. REIT	1,440	109,066
Brixmor Property Group, Inc. REIT	4,754	149,894
Curbline Properties Corp. REIT	389	11,826
Federal Realty Investment Trust REIT	787	97,147
Getty Realty Corp. REIT (b)	1,318	43,968
Kimco Realty Corp. REIT	10,501	266,200
Kite Realty Group Trust REIT	4,060	115,223
Macerich Co. REIT	3,900	98,241
NNN REIT, Inc.	5,145	239,397
Phillips Edison & Co., Inc. REIT	1,683	70,046
Realty Income Corp. REIT	16,672	1,032,997
Regency Centers Corp. REIT	3,043	242,649
Saul Centers, Inc. REIT	742	27,743
Simon Property Group, Inc. REIT	2,441	545,930
Tanger, Inc. REIT	1,230	48,548
Urban Edge Properties REIT	2,410	55,141
Whitestone REIT	972	18,429
		3,222,734
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.7%
ACM Research, Inc. Class A (a)	634	80,448
Advanced Micro Devices, Inc. (a)	11,621	6,750,755
Allegro MicroSystems, Inc. (a)	510	35,506
Alpha & Omega Semiconductor Ltd. (a)	1,610	76,201
Amkor Technology, Inc.	5,828	502,548
Analog Devices, Inc.	2,711	1,076,728
Applied Materials, Inc.	2,518	1,820,514
Axcelis Technologies, Inc. (a)	496	93,967
Broadcom, Inc.	9,471	3,577,670
Cirrus Logic, Inc. (a)	507	75,305
Cohu, Inc. (a)	558	41,242
Diodes, Inc. (a)	837	91,601
Enphase Energy, Inc. (a)	1,558	76,716
Entegris, Inc.	441	79,318
First Solar, Inc. (a)	1,276	301,085
FormFactor, Inc. (a)	684	109,392
Ichor Holdings Ltd. (a)	472	52,996
Impinj, Inc. (a)	69	9,883
Intel Corp. (a)	46,957	6,556,606
KLA Corp.	3,282	990,212
Security Description	Shares	Value
Kulicke & Soffa Industries, Inc.	567	$75,842
Lam Research Corp.	3,133	1,357,623
Lattice Semiconductor Corp. (a)	431	65,926
MACOM Technology Solutions Holdings, Inc. (a)	211	80,258
MaxLinear, Inc. (a)	806	103,192
Microchip Technology, Inc.	4,838	441,226
Micron Technology, Inc.	8,036	9,275,874
MKS, Inc.	370	164,576
Monolithic Power Systems, Inc.	118	163,118
NVIDIA Corp.	33,799	6,762,842
NXP Semiconductors NV	2,484	698,079
ON Semiconductor Corp. (a)	4,688	443,204
Onto Innovation, Inc. (a)	276	104,452
PDF Solutions, Inc. (a)	268	18,972
Penguin Solutions, Inc. (a)	1,016	77,226
Photronics, Inc. (a)	1,075	34,970
Power Integrations, Inc.	320	26,803
Qnity Electronics, Inc.	1,407	229,777
Qorvo, Inc. (a)	1,709	159,398
QUALCOMM, Inc.	15,385	2,842,994
Rambus, Inc. (a)	597	79,246
Semtech Corp. (a)	323	52,278
Silicon Laboratories, Inc. (a)	324	70,813
SiTime Corp. (a)	67	49,953
Skyworks Solutions, Inc.	7,702	522,196
SolarEdge Technologies, Inc. (a) (b)	605	35,356
Synaptics, Inc. (a)	561	69,693
Teradyne, Inc.	313	151,442
Texas Instruments, Inc.	6,811	2,030,155
Ultra Clean Holdings, Inc. (a)	444	63,310
Universal Display Corp.	528	45,720
Veeco Instruments, Inc. (a)	596	45,177
		48,740,384
SOFTWARE — 4.0%
A10 Networks, Inc.	622	23,238
ACI Worldwide, Inc. (a)	799	40,182
Adeia, Inc. (b)	1,148	37,804
Adobe, Inc. (a)	4,888	1,002,138
Agilysys, Inc. (a) (b)	241	25,184
Alarm.com Holdings, Inc. (a)	363	16,959
Appfolio, Inc. Class A (a) (b)	101	16,195
AppLovin Corp. Class A (a)	863	444,643
Autodesk, Inc. (a)	427	83,017
Bentley Systems, Inc. Class B (b)	1,775	53,055
Bill Holdings, Inc. (a)	2,387	86,314
Blackbaud, Inc. (a)	303	8,975
BlackLine, Inc. (a)	299	8,393
Box, Inc. Class A (a)	866	22,984
Cadence Design Systems, Inc. (a)	867	325,402
Cleanspark, Inc. (a) (b)	3,632	52,846
Clear Secure, Inc. Class A	721	40,181
Commvault Systems, Inc. (a)	266	37,700
Crowdstrike Holdings, Inc. Class A (a)	633	483,068
Datadog, Inc. Class A (a)	1,200	312,432
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Docusign, Inc. (a)	2,386	$105,986
Dolby Laboratories, Inc. Class A	1,645	86,494
Dropbox, Inc. Class A (a)	4,723	129,741
Dynatrace, Inc. (a)	1,826	80,180
Fair Isaac Corp. (a)	172	205,502
Fortinet, Inc. (a)	3,508	538,899
Gen Digital, Inc.	10,998	273,740
Guidewire Software, Inc. (a)	201	24,733
InterDigital, Inc.	138	39,072
Intuit, Inc.	1,653	431,433
Life360, Inc. (a) (b)	578	31,998
LiveRamp Holdings, Inc. (a)	867	32,634
Manhattan Associates, Inc. (a)	284	39,547
MARA Holdings, Inc. (a) (b)	4,687	65,102
Microsoft Corp.	44,513	16,604,239
N-able, Inc. (a)	4,240	15,561
NCR Voyix Corp. (a) (b)	7,676	62,713
Nutanix, Inc. Class A (a)	1,500	76,440
Oracle Corp.	16,792	2,460,868
Palantir Technologies, Inc. Class A (a)	4,564	532,482
Palo Alto Networks, Inc. (a)	2,650	903,703
Pegasystems, Inc. (b)	902	27,033
Progress Software Corp. (a)	420	14,104
PTC, Inc. (a)	788	89,525
Q2 Holdings, Inc. (a)	10	481
Qualys, Inc. (a)	312	42,897
RingCentral, Inc. Class A (b)	1,097	42,761
Roper Technologies, Inc.	1,268	429,078
Salesforce, Inc.	7,358	1,152,704
ServiceNow, Inc. (a)	2,125	210,970
Sprinklr, Inc. Class A (a)	2,144	11,063
SPS Commerce, Inc. (a)	257	14,693
Synopsys, Inc. (a)	1,087	484,878
Teradata Corp. (a)	1,734	60,083
Trimble, Inc. (a)	2,398	122,730
Tyler Technologies, Inc. (a)	227	66,388
UiPath, Inc. Class A (a) (b)	4,231	45,991
Workday, Inc. Class A (a)	2,105	257,694
		28,934,850
SPECIALIZED REITs — 1.0%
American Tower Corp. REIT	4,622	756,021
Crown Castle, Inc. REIT	7,891	597,585
CubeSmart REIT	4,135	164,449
Digital Realty Trust, Inc. REIT	2,524	453,260
EPR Properties REIT	1,144	66,363
Equinix, Inc. REIT	547	570,187
Extra Space Storage, Inc. REIT	3,849	559,260
Four Corners Property Trust, Inc. REIT	1,636	40,164
Gaming & Leisure Properties, Inc. REIT	7,663	341,233
Iron Mountain, Inc. REIT	2,049	258,809
Lamar Advertising Co. Class A REIT	1,574	245,513
Millrose Properties, Inc. REIT	7,901	237,425
Security Description	Shares	Value
National Storage Affiliates Trust REIT	2,090	$92,942
Outfront Media, Inc. REIT	3,218	105,422
Public Storage REIT	1,095	348,549
Rayonier, Inc. REIT	4,008	85,290
Safehold, Inc. REIT (b)	2,548	40,004
SBA Communications Corp. REIT	951	167,814
VICI Properties, Inc. REIT	55,835	1,482,419
Weyerhaeuser Co. REIT	13,338	319,312
		6,932,021
SPECIALTY RETAIL — 2.0%
Abercrombie & Fitch Co. Class A (a)	1,242	111,792
Academy Sports & Outdoors, Inc.	3,415	160,949
Advance Auto Parts, Inc. (b)	3,075	191,326
American Eagle Outfitters, Inc.	8,081	138,993
Asbury Automotive Group, Inc. (a)	993	199,672
AutoNation, Inc. (a)	1,330	247,101
AutoZone, Inc. (a)	120	383,513
Bath & Body Works, Inc.	10,494	242,726
Best Buy Co., Inc.	9,987	757,813
Boot Barn Holdings, Inc. (a)	398	65,379
Buckle, Inc.	1,751	73,892
Burlington Stores, Inc. (a)	471	149,213
CarMax, Inc. (a)	7,267	384,352
Carvana Co. (a)	3,935	259,002
Chewy, Inc. Class A (a)	5,518	108,429
Dick's Sporting Goods, Inc.	1,799	408,031
Five Below, Inc. (a)	410	73,714
Floor & Decor Holdings, Inc. Class A (a)	1,948	115,633
GameStop Corp. Class A (a)	4,071	89,888
Gap, Inc.	11,623	217,118
Group 1 Automotive, Inc.	605	176,158
Home Depot, Inc.	11,940	4,210,999
Lithia Motors, Inc. (b)	1,242	360,789
Lowe's Cos., Inc.	6,680	1,472,873
MarineMax, Inc. (a) (b)	1,106	40,502
Murphy USA, Inc.	422	227,403
National Vision Holdings, Inc. (a)	1,764	33,534
O'Reilly Automotive, Inc. (a)	4,665	429,600
Penske Automotive Group, Inc.	1,062	190,045
RH (a)	265	43,653
Ross Stores, Inc.	1,795	382,066
Sally Beauty Holdings, Inc. (a)	5,754	81,362
Signet Jewelers Ltd.	2,086	179,813
Sonic Automotive, Inc. Class A (b)	863	73,174
TJX Cos., Inc.	6,156	932,634
Tractor Supply Co.	6,295	198,985
Ulta Beauty, Inc. (a)	434	195,725
Upbound Group, Inc. (b)	2,857	60,625
Urban Outfitters, Inc. (a)	2,757	195,361
Valvoline, Inc. (a)	1,692	66,902
Victoria's Secret & Co. (a)	2,173	181,402
Williams-Sonoma, Inc.	1,149	267,832
		14,379,973
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
Apple, Inc.	46,944	$13,583,716
Corsair Gaming, Inc. (a)	1,784	17,251
Dell Technologies, Inc. Class C	14,916	6,435,657
Everpure, Inc. Class A (a)	2,104	165,774
Hewlett Packard Enterprise Co.	35,996	1,623,780
HP, Inc.	47,043	1,032,124
NetApp, Inc.	2,361	365,388
Sandisk Corp. (a)	295	670,750
Seagate Technology Holdings PLC	550	530,750
Super Micro Computer, Inc. (a)	15,299	448,720
Western Digital Corp.	853	544,828
		25,418,738
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Capri Holdings Ltd. (a)	7,008	130,139
Carter's, Inc.	2,107	86,724
Columbia Sportswear Co.	1,295	80,057
Crocs, Inc. (a)	1,377	166,121
Deckers Outdoor Corp. (a)	1,695	168,297
G-III Apparel Group Ltd.	2,399	80,870
Kontoor Brands, Inc.	1,081	90,091
Lululemon Athletica, Inc. (a)	2,130	243,203
NIKE, Inc. Class B	23,781	976,210
PVH Corp.	2,350	174,511
Ralph Lauren Corp.	559	224,388
Steven Madden Ltd.	1,452	61,129
Tapestry, Inc.	1,206	176,534
Under Armour, Inc. Class A (a) (b)	11,297	72,188
Under Armour, Inc. Class C (a) (b)	7,226	44,946
VF Corp.	16,845	280,975
Wolverine World Wide, Inc.	2,438	40,300
		3,096,683
TOBACCO — 0.6%
Altria Group, Inc.	30,415	2,188,359
Philip Morris International, Inc.	12,620	2,283,084
Universal Corp. (b)	1,397	72,882
		4,544,325
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	310	104,827
Boise Cascade Co.	1,896	147,186
Core & Main, Inc. Class A (a)	2,374	114,546
DNOW, Inc. (a)	5,675	73,605
DXP Enterprises, Inc. (a)	187	31,554
Fastenal Co.	6,368	305,855
GATX Corp.	589	104,365
MSC Industrial Direct Co., Inc. Class A	1,351	160,701
Rush Enterprises, Inc. Class A	3,105	226,618
United Rentals, Inc.	746	845,136
Watsco, Inc.	507	211,282
WESCO International, Inc.	969	334,722
WW Grainger, Inc.	293	398,597
		3,058,994
Security Description	Shares	Value
WATER UTILITIES — 0.1%
American States Water Co.	400	$33,052
American Water Works Co., Inc.	2,811	369,871
California Water Service Group	1,079	52,493
Essential Utilities, Inc.	5,192	198,906
H2O America (b)	947	57,549
Middlesex Water Co. (b)	278	15,613
		727,484
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Telephone & Data Systems, Inc.	2,664	98,595
T-Mobile U.S., Inc.	23,994	4,024,513
		4,123,108
TOTAL COMMON STOCKS (Cost $597,698,731)		724,285,171
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (e) (f)	747,530	747,530
State Street Navigator Securities Lending Portfolio II (c) (g)	5,995,566	5,995,566
TOTAL SHORT-TERM INVESTMENTS (Cost $6,743,096)		6,743,096
TOTAL INVESTMENTS — 100.8% (Cost $604,441,827)		731,028,267
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(5,512,433)
NET ASSETS — 100.0%		$725,515,834

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the security is $0, representing
0.00% of the Fund's net assets.

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2026.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	4	09/18/2026	$1,506,611	$1,509,650	$3,039
During the year ended June 30, 2026, the average notional value related to futures contracts was $333,954.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$724,285,142	$29	$0 (a)	$724,285,171
Short-Term Investments	6,743,096	—	—	6,743,096
TOTAL INVESTMENTS	$731,028,238	$29	$0	$731,028,267
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$3,039	$—	$—	$3,039
TOTAL OTHER FINANCIAL INSTRUMENTS:	$3,039	$—	$—	$3,039

(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2026.
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Corp.	5,101	$542,440	$291,926	$245,139	$56,104	$298,832	5,567	$944,163	$17,857
State Street Institutional U.S. Government Money Market Fund, Class G Shares	266,668	266,668	21,973,133	21,492,271	—	—	747,530	747,530	22,937
State Street Navigator Securities Lending Portfolio II	1,991,352	1,991,352	53,202,875	49,198,661	—	—	5,995,566	5,995,566	11,813
Total		$2,800,460	$75,467,934	$70,936,071	$56,104	$298,832		$7,687,259	$52,607
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUTOMOBILES — 2.2%
Tesla, Inc. (a)	13,122	$5,519,113
CONSTRUCTION & ENGINEERING — 8.0%
Ameresco, Inc. Class A (a)	245,526	6,776,518
Arcosa, Inc.	51,505	7,483,161
Valmont Industries, Inc.	9,785	5,651,816
		19,911,495
ELECTRIC UTILITIES — 11.2%
Axia Energia SA ADR	650,016	6,864,169
Cia Energetica de Minas Gerais ADR	3,081,872	6,471,931
Constellation Energy Corp.	26,087	6,479,228
Enel Chile SA ADR	388,446	1,748,007
NextEra Energy, Inc.	74,238	6,515,870
		28,079,205
ELECTRICAL EQUIPMENT — 44.0%
American Superconductor Corp. (a)	135,940	5,642,870
Array Technologies, Inc. (a) (b)	926,211	6,863,223
Ballard Power Systems, Inc. (a)	1,442,457	5,611,158
Bloom Energy Corp. Class A (a)	27,012	8,176,532
Energy Vault Holdings, Inc. (a)	1,462,346	6,887,650
Eos Energy Enterprises, Inc. (a) (b)	1,043,027	6,132,999
Fluence Energy, Inc. (a) (b)	231,165	4,595,560
FuelCell Energy, Inc. (a)	390,542	14,063,417
GE Vernova, Inc.	7,315	8,594,101
Generac Holdings, Inc. (a)	26,510	7,762,393
Nextpower, Inc. Class A (a)	56,584	6,741,418
Plug Power, Inc. (a) (b)	2,208,959	5,986,279
Shoals Technologies Group, Inc. Class A (a)	684,463	6,776,184
Sunrun, Inc. (a)	532,007	7,118,254
T1 Energy, Inc. (a) (b)	818,963	7,763,769
Tigo Energy, Inc. (a)	457,622	1,066,259
		109,782,066
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Corning, Inc.	29,807	7,613,602
ENERGY EQUIPMENT & SERVICES — 1.8%
Tenaris SA ADR (b)	81,299	4,511,281
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 11.1%
AES Corp.	431,808	6,330,305
Enlight Renewable Energy Ltd. (a) (b)	70,258	6,254,367
Ormat Technologies, Inc.	46,309	5,043,050
ReNew Energy Global PLC Class A (a)	463,315	2,895,719
Security Description	Shares	Value
TransAlta Corp.	511,420	$7,072,939
		27,596,380
MACHINERY — 0.7%
Hyster-Yale, Inc.	53,299	1,868,663
MULTI-UTILITIES — 2.4%
Avista Corp.	149,390	6,111,545
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.0%
Canadian Solar, Inc. (a) (b)	414,594	6,641,796
Daqo New Energy Corp. ADR (a)	436,917	5,850,319
Enphase Energy, Inc. (a)	124,977	6,153,867
First Solar, Inc. (a)	25,353	5,982,294
JinkoSolar Holding Co. Ltd. ADR (b)	362,636	6,092,285
SolarEdge Technologies, Inc. (a) (b)	115,882	6,772,144
		37,492,705
TOTAL COMMON STOCKS (Cost $202,292,467)		248,486,055
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	411,809	411,809
State Street Navigator Securities Lending Portfolio II (e) (f)	8,863,368	8,863,368
TOTAL SHORT-TERM INVESTMENTS (Cost $9,275,177)		9,275,177
TOTAL INVESTMENTS — 103.2% (Cost $211,567,644)		257,761,232
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(8,094,699)
NET ASSETS — 100.0%		$249,666,533

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
ADR	American Depositary Receipt
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$248,486,055	$—	$—	$248,486,055
Short-Term Investments	9,275,177	—	—	9,275,177
TOTAL INVESTMENTS	$257,761,232	$—	$—	$257,761,232
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	48,841	$48,841	$10,709,851	$10,346,883	$—	$—	411,809	$411,809	$8,616
State Street Navigator Securities Lending Portfolio II	11,143,238	11,143,238	203,181,756	205,461,626	—	—	8,863,368	8,863,368	148,973
Total		$11,192,079	$213,891,607	$215,808,509	$—	$—		$9,275,177	$157,589
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 54.5%
Boeing Co. (a)	36,130	$7,821,061
BWX Technologies, Inc.	28,962	5,637,453
Ducommun, Inc. (a)	49,066	9,087,514
Elbit Systems Ltd.	6,492	4,925,610
Firefly Aerospace, Inc. (a) (b)	225,309	6,624,085
General Dynamics Corp.	15,535	5,503,118
HEICO Corp.	23,543	8,385,781
Hexcel Corp.	82,265	8,231,436
Honeywell Aerospace, Inc. (a)	18,337	4,053,944
Huntington Ingalls Industries, Inc.	18,397	5,149,136
Intuitive Machines, Inc. (a) (b)	283,793	6,070,332
L3Harris Technologies, Inc.	24,926	7,243,246
Lockheed Martin Corp.	14,383	7,327,563
Moog, Inc. Class A	19,766	8,377,622
Northrop Grumman Corp.	13,890	7,074,316
Redwire Corp. (a)	506,408	6,193,370
Rocket Lab Corp. (a)	71,695	7,287,797
RTX Corp.	42,463	8,056,505
TransDigm Group, Inc.	4,372	5,823,679
Voyager Technologies, Inc. Class A (a) (b)	182,418	5,882,981
		134,756,549
COMMUNICATIONS EQUIPMENT — 3.1%
Viasat, Inc. (a)	86,138	7,736,054
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.7%
Iridium Communications, Inc.	165,131	9,057,435
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.3%
Amphenol Corp. Class A	35,529	6,264,473
Teledyne Technologies, Inc. (a)	12,562	8,377,598
TTM Technologies, Inc. (a)	30,868	5,772,933
		20,415,004
ENERGY EQUIPMENT & SERVICES — 7.6%
Forum Energy Technologies, Inc. (a)	118,846	5,969,634
Oceaneering International, Inc. (a)	191,609	7,763,997
TechnipFMC PLC	75,727	5,020,700
		18,754,331
INDUSTRIAL CONGLOMERATES — 1.7%
Honeywell International, Inc.	18,337	4,105,654
MACHINERY — 6.1%
ESCO Technologies, Inc.	24,794	8,678,892
Security Description	Shares	Value
Standex International Corp.	18,237	$6,522,828
		15,201,720
PROFESSIONAL SERVICES — 12.7%
KBR, Inc.	154,868	5,347,592
Leidos Holdings, Inc.	43,705	4,500,304
Parsons Corp. (a)	93,858	4,917,221
Planet Labs PBC (a) (b)	245,139	8,121,455
Spire Global, Inc. (a) (b)	461,272	8,579,659
		31,466,231
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Analog Devices, Inc.	13,557	5,384,434
TOTAL COMMON STOCKS (Cost $211,120,071)		246,877,412
SHORT-TERM INVESTMENTS — 8.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	341,922	341,922
State Street Navigator Securities Lending Portfolio II (e) (f)	20,230,357	20,230,357
TOTAL SHORT-TERM INVESTMENTS (Cost $20,572,279)		20,572,279
TOTAL INVESTMENTS — 108.2% (Cost $231,692,350)		267,449,691
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2)%		(20,289,395)
NET ASSETS — 100.0%		$247,160,296

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$246,877,412	$—	$—	$246,877,412
Short-Term Investments	20,572,279	—	—	20,572,279
TOTAL INVESTMENTS	$267,449,691	$—	$—	$267,449,691
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	49,919	$49,919	$1,303,325	$1,011,322	$—	$—	341,922	$341,922	$1,198
State Street Navigator Securities Lending Portfolio II	508,189	508,189	116,597,111	96,874,943	—	—	20,230,357	20,230,357	14,920
Total		$558,108	$117,900,436	$97,886,265	$—	$—		$20,572,279	$16,118
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 30.0%
AeroVironment, Inc. (a)	11,117	$1,835,083
Boeing Co. (a)	9,199	1,991,308
Ducommun, Inc. (a)	12,488	2,312,903
Elbit Systems Ltd.	2,347	1,780,716
Embraer SA ADR	28,630	1,826,594
Firefly Aerospace, Inc. (a) (b)	57,526	1,691,264
General Dynamics Corp.	4,518	1,600,456
HEICO Corp.	5,991	2,133,934
Hexcel Corp.	20,995	2,100,760
Huntington Ingalls Industries, Inc.	5,329	1,491,534
Karman Holdings, Inc. (a)	41,913	2,092,297
Kratos Defense & Security Solutions, Inc. (a)	35,070	1,748,590
L3Harris Technologies, Inc.	6,345	1,843,794
Leonardo DRS, Inc.	33,417	1,425,903
Lockheed Martin Corp.	3,662	1,865,643
Mercury Systems, Inc. (a)	14,426	1,764,733
Moog, Inc. Class A	5,031	2,132,339
Northrop Grumman Corp.	3,546	1,806,013
Red Cat Holdings, Inc. (a) (b)	176,460	1,879,299
Redwire Corp. (a)	129,289	1,581,204
Rocket Lab Corp. (a)	18,301	1,860,297
RTX Corp.	10,837	2,056,104
Textron, Inc.	16,871	1,547,577
V2X, Inc. (a)	17,990	1,341,334
Voyager Technologies, Inc. Class A (a) (b)	46,573	1,501,979
		45,211,658
COMMUNICATIONS EQUIPMENT — 7.9%
Cisco Systems, Inc.	16,183	1,900,855
F5, Inc. (a)	4,920	2,046,523
Lantronix, Inc. (a)	238,895	1,404,703
NetScout Systems, Inc. (a)	47,705	2,077,553
Ondas, Inc. (a) (b)	206,502	1,701,577
Viasat, Inc. (a)	31,261	2,807,550
		11,938,761
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Iridium Communications, Inc.	42,152	2,312,037
ELECTRICAL EQUIPMENT — 1.1%
KULR Technology Group, Inc. (a) (b)	437,747	1,667,816
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 10.1%
908 Devices, Inc. (a) (b)	85,312	742,215
Amphenol Corp. Class A	10,326	1,820,680
Coherent Corp. (a)	4,343	1,713,183
Mirion Technologies, Inc. (a) (b)	97,400	1,746,382
OSI Systems, Inc. (a) (b)	8,821	1,929,153
Sanmina Corp. (a)	6,661	1,685,766
Teledyne Technologies, Inc. (a)	3,197	2,132,079
TTM Technologies, Inc. (a)	8,952	1,674,203
Security Description	Shares	Value
Vuzix Corp. (a) (b)	613,909	$1,780,336
		15,223,997
ENERGY EQUIPMENT & SERVICES — 1.8%
Geospace Technologies Corp. (a) (b)	101,686	688,414
Oceaneering International, Inc. (a)	48,919	1,982,198
		2,670,612
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Varex Imaging Corp. (a)	128,134	1,336,438
INTERACTIVE MEDIA & SERVICES — 1.5%
Ziff Davis, Inc. (a) (b)	41,977	2,198,335
IT SERVICES — 4.1%
Akamai Technologies, Inc. (a)	14,792	1,748,562
Cloudflare, Inc. Class A (a)	8,752	2,146,691
Okta, Inc. (a)	16,729	2,282,672
		6,177,925
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Bruker Corp. (b)	35,006	2,106,661
MACHINERY — 2.5%
ESCO Technologies, Inc.	6,310	2,208,753
Lincoln Electric Holdings, Inc.	6,085	1,615,628
		3,824,381
PROFESSIONAL SERVICES — 4.7%
KBR, Inc.	45,028	1,554,817
Leidos Holdings, Inc.	15,799	1,626,823
Parsons Corp. (a)	34,045	1,783,617
Planet Labs PBC (a) (b)	62,582	2,073,342
		7,038,599
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Broadcom, Inc.	5,167	1,951,834
Kopin Corp. (a) (b)	417,941	1,872,376
		3,824,210
SOFTWARE — 29.9%
A10 Networks, Inc.	60,609	2,264,352
BlackBerry Ltd. (a)	217,974	2,757,371
Check Point Software Technologies Ltd. (a)	15,296	2,010,353
Crowdstrike Holdings, Inc. Class A (a)	2,968	2,264,999
CyberArk Software Ltd. (a)	3,240	145,800
Datadog, Inc. Class A (a)	8,446	2,199,001
Fortinet, Inc. (a)	13,843	2,126,562
Gen Digital, Inc.	78,088	1,943,610
Gorilla Technology Group, Inc. (a) (b)	119,338	2,372,439
N-able, Inc. (a)	626,231	2,298,268
OneSpan, Inc.	136,060	1,952,461
Palo Alto Networks, Inc. (a)	7,304	2,490,810
Qualys, Inc. (a)	17,446	2,398,650
Radware Ltd. (a)	67,457	2,081,723
Rapid7, Inc. (a)	266,648	2,159,849
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Rubrik, Inc. Class A (a)	26,956	$2,164,028
SailPoint, Inc. (a) (b)	130,695	1,913,375
SentinelOne, Inc. Class A (a)	129,989	2,205,913
Tenable Holdings, Inc. (a)	71,736	2,645,624
Varonis Systems, Inc. (a)	58,436	2,451,975
Zscaler, Inc. (a)	15,414	2,175,686
		45,022,849
TOTAL COMMON STOCKS (Cost $124,417,801)		150,554,279
SHORT-TERM INVESTMENTS — 8.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	113,082	113,082
State Street Navigator Securities Lending Portfolio II (e) (f)	12,461,445	12,461,445
TOTAL SHORT-TERM INVESTMENTS (Cost $12,574,527)		12,574,527
TOTAL INVESTMENTS — 108.3% (Cost $136,992,328)		163,128,806
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.3)%		(12,479,246)
NET ASSETS — 100.0%		$150,649,560

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$150,408,479	$145,800	$—	$150,554,279
Short-Term Investments	12,574,527	—	—	12,574,527
TOTAL INVESTMENTS	$162,983,006	$145,800	$—	$163,128,806
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	24,111	$24,111	$2,272,143	$2,183,172	$—	$—	113,082	$113,082	$2,259
State Street Navigator Securities Lending Portfolio II	4,099,311	4,099,311	99,497,190	91,135,056	—	—	12,461,445	12,461,445	151,627
Total		$4,123,422	$101,769,333	$93,318,228	$—	$—		$12,574,527	$153,886
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.8%
Honeywell Aerospace, Inc. (a)	313	$69,198
AUTO COMPONENTS — 1.5%
Gentex Corp.	5,239	132,390
AUTOMOBILES — 2.7%
Tesla, Inc. (a)	574	241,424
BUILDING PRODUCTS — 8.2%
Allegion PLC	996	139,928
Carrier Global Corp.	1,896	139,072
Johnson Controls International PLC	1,571	229,539
Resideo Technologies, Inc. (a)	7,294	226,843
		735,382
CHEMICALS — 3.7%
DuPont de Nemours, Inc.	954	129,401
Hawkins, Inc.	1,425	202,492
		331,893
COMMERCIAL SERVICES & SUPPLIES — 5.2%
Tetra Tech, Inc.	8,064	232,969
Veralto Corp.	2,650	235,002
		467,971
CONSTRUCTION & ENGINEERING — 2.6%
Ameresco, Inc. Class A (a) (b)	8,490	234,324
DIVERSIFIED CONSUMER SERVICES — 2.4%
ADT, Inc.	32,679	212,414
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
BCE, Inc. (b)	5,222	112,325
ELECTRIC UTILITIES — 1.7%
NRG Energy, Inc.	1,068	155,992
ELECTRICAL EQUIPMENT — 17.5%
Acuity, Inc.	460	173,264
AMETEK, Inc.	581	140,567
Bloom Energy Corp. Class A (a)	935	283,024
ChargePoint Holdings, Inc. (a) (b)	10,061	59,461
Fluence Energy, Inc. (a) (b)	5,961	118,505
FuelCell Energy, Inc. (a)	7,951	286,315
Generac Holdings, Inc. (a)	916	268,214
Shoals Technologies Group, Inc. Class A (a)	23,671	234,343
		1,563,693
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 11.5%
Arlo Technologies, Inc. (a)	17,772	239,567
Badger Meter, Inc. (b)	1,705	252,988
Itron, Inc. (a)	2,748	237,784
Napco Security Technologies, Inc.	3,663	139,121
SmartRent, Inc. (a)	27,739	33,009
TE Connectivity PLC	638	128,627
		1,031,096
ENERGY EQUIPMENT & SERVICES — 2.7%
Select Water Solutions, Inc.	11,899	237,742
Security Description	Shares	Value
ENTERTAINMENT — 1.7%
Roku, Inc. (a)	1,102	$152,230
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.3%
Clearway Energy, Inc. Class C	3,450	117,921
INDUSTRIAL CONGLOMERATES — 0.8%
Honeywell International, Inc.	313	70,081
INTERACTIVE MEDIA & SERVICES — 1.4%
Baidu, Inc. ADR (a) (b)	1,098	125,490
MACHINERY — 11.0%
Chart Industries, Inc. (a)	625	130,588
Energy Recovery, Inc. (a)	27,646	249,367
Mueller Water Products, Inc. Class A	5,035	130,054
Pentair PLC	3,067	235,116
Xylem, Inc.	2,044	241,621
		986,746
OIL, GAS & CONSUMABLE FUELS — 3.8%
BP PLC ADR	3,005	111,035
Shell PLC ADR	1,498	116,155
Suncor Energy, Inc.	2,078	111,547
		338,737
PROFESSIONAL SERVICES — 1.3%
Parsons Corp. (a)	2,285	119,711
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.1%
CEVA, Inc. (a)	3,138	147,988
Enphase Energy, Inc. (a)	2,552	125,661
Himax Technologies, Inc. ADR (b)	7,951	121,968
ON Semiconductor Corp. (a)	1,171	110,706
Silicon Laboratories, Inc. (a)	1,005	219,653
		725,976
SOFTWARE — 3.9%
Alarm.com Holdings, Inc. (a)	4,744	221,640
Roper Technologies, Inc.	386	130,618
		352,258
SPECIALTY RETAIL — 2.2%
EVgo, Inc. (a) (b)	101,220	193,330
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Core & Main, Inc. Class A (a)	2,610	125,933
WATER UTILITIES — 1.2%
Consolidated Water Co. Ltd. (b)	3,474	102,483
TOTAL COMMON STOCKS (Cost $8,365,439)		8,936,740
SHORT-TERM INVESTMENTS — 8.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	7,255	7,255
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	714,942	$714,942
TOTAL SHORT-TERM INVESTMENTS (Cost $722,197)		722,197
TOTAL INVESTMENTS — 108.0% (Cost $9,087,636)		9,658,937
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.0)%		(712,164)
NET ASSETS — 100.0%		$8,946,773

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,936,740	$—	$—	$8,936,740
Short-Term Investments	722,197	—	—	722,197
TOTAL INVESTMENTS	$9,658,937	$—	$—	$9,658,937
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,676	$10,676	$367,081	$370,502	$—	$—	7,255	$7,255	$532
State Street Navigator Securities Lending Portfolio II	404,731	404,731	11,052,108	10,741,897	—	—	714,942	714,942	2,236
Total		$415,407	$11,419,189	$11,112,399	$—	$—		$722,197	$2,768
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 10.7%
AeroVironment, Inc. (a)	152,518	$25,176,146
ATI, Inc. (a)	47,969	9,454,690
Axon Enterprise, Inc. (a)	20,425	11,450,459
Boeing Co. (a)	46,852	10,142,052
BWX Technologies, Inc.	21,160	4,118,794
Carpenter Technology Corp.	25,008	15,425,935
Ducommun, Inc. (a)	39,826	7,376,174
EHang Holdings Ltd. ADR (a) (b)	1,530,026	10,021,670
Elbit Systems Ltd.	34,651	26,290,407
Embraer SA ADR	91,597	5,843,889
Firefly Aerospace, Inc. (a)	238,600	7,014,840
General Dynamics Corp.	23,071	8,172,671
HEICO Corp.	34,980	12,459,526
Hexcel Corp.	60,187	6,022,311
Honeywell Aerospace, Inc. (a)	29,026	6,417,068
Huntington Ingalls Industries, Inc.	11,790	3,299,903
Intuitive Machines, Inc. (a) (b)	371,838	7,953,615
Karman Holdings, Inc. (a)	117,450	5,863,104
Kratos Defense & Security Solutions, Inc. (a)	204,313	10,187,046
L3Harris Technologies, Inc.	20,394	5,926,292
Leonardo DRS, Inc.	98,168	4,188,829
Lockheed Martin Corp.	18,503	9,426,538
Mercury Systems, Inc. (a)	40,432	4,946,047
Moog, Inc. Class A	17,606	7,462,127
Northrop Grumman Corp.	22,840	11,632,640
Red Cat Holdings, Inc. (a) (b)	1,051,931	11,203,065
Redwire Corp. (a)	1,441,488	17,629,398
Rocket Lab Corp. (a)	95,645	9,722,314
RTX Corp.	34,125	6,474,536
Textron, Inc.	68,794	6,310,474
TransDigm Group, Inc.	3,590	4,782,024
V2X, Inc. (a)	49,142	3,664,028
Voyager Technologies, Inc. Class A (a) (b)	268,151	8,647,870
		304,706,482
AIRLINES — 0.1%
Joby Aviation, Inc. (a)	416,420	3,714,466
AUTO COMPONENTS — 2.4%
Aptiv PLC (a)	68,984	4,234,238
BorgWarner, Inc.	64,324	4,271,114
Dana, Inc.	106,456	2,896,668
Dauch Corp. (a)	719,391	3,899,099
Garrett Motion, Inc.	99,670	3,611,044
Gentex Corp.	207,553	5,244,864
Gentherm, Inc. (a)	84,033	2,866,366
Hesai Group ADR (a) (b)	256,282	4,669,458
Kodiak AI, Inc. (a) (b)	734,726	3,732,408
Lear Corp.	19,402	2,601,032
Magna International, Inc.	42,361	2,781,423
Mobileye Global, Inc. Class A (a) (b)	665,534	6,442,369
Security Description	Shares	Value
Solid Power, Inc. (a) (b)	1,355,870	$3,511,703
Visteon Corp.	99,571	9,878,439
WeRide, Inc. ADR (a) (b)	1,165,018	6,780,405
		67,420,630
AUTOMOBILES — 3.0%
Ford Motor Co.	262,833	3,653,379
General Motors Co.	50,545	3,896,009
Honda Motor Co. Ltd. ADR	158,807	4,305,258
Li Auto, Inc. ADR (a)	464,767	5,456,364
Lucid Group, Inc. (a) (b)	1,692,511	11,322,899
NIO, Inc. ADR (a)	1,663,873	8,419,197
Rivian Automotive, Inc. Class A (a)	573,404	9,948,559
Stellantis NV (a) (b)	415,910	2,387,323
Tesla, Inc. (a)	51,340	21,593,604
Toyota Motor Corp. ADR (b)	35,885	6,043,752
XPeng, Inc. ADR (a) (b)	631,007	8,354,533
		85,380,877
BANKS — 0.2%
Customers Bancorp, Inc. (a)	7,410	586,131
ING Groep NV ADR	26,830	841,925
Inter & Co., Inc. Class A	139,811	759,174
NU Holdings Ltd. Class A (a)	66,785	892,248
Shinhan Financial Group Co. Ltd. ADR	8,568	541,926
Toronto-Dominion Bank	6,637	805,931
		4,427,335
BIOTECHNOLOGY — 5.0%
4D Molecular Therapeutics, Inc. (a)	275,621	3,665,759
Alkermes PLC (a)	198,950	10,423,985
Allogene Therapeutics, Inc. (a)	1,314,750	2,734,680
Alnylam Pharmaceuticals, Inc. (a)	7,186	2,163,202
Arbutus Biopharma Corp. (a)	537,087	2,578,018
Arrowhead Pharmaceuticals, Inc. (a)	30,638	2,497,303
Beam Therapeutics, Inc. (a)	86,433	2,966,381
Biogen, Inc. (a)	10,804	2,334,312
BioNTech SE ADR (a)	25,847	2,405,063
Candel Therapeutics, Inc. (a) (b)	264,530	2,724,659
CareDx, Inc. (a)	71,889	2,048,837
CRISPR Therapeutics AG (a) (b)	48,666	2,654,244
Grifols SA ADR	348,760	2,469,221
Ideaya Biosciences, Inc. (a)	56,190	2,094,201
Immatics NV (a)	180,706	1,830,552
Inhibrx Biosciences, Inc. (a)	21,599	2,046,505
Intellia Therapeutics, Inc. (a)	196,894	3,331,447
Ionis Pharmaceuticals, Inc. (a)	21,024	1,666,993
Iovance Biotherapeutics, Inc. (a)	638,939	2,657,986
Krystal Biotech, Inc. (a)	6,858	2,548,913
Kyverna Therapeutics, Inc. (a)	260,625	2,322,169
Legend Biotech Corp. ADR (a)	58,973	1,703,140
Lexeo Therapeutics, Inc. (a)	566,200	2,635,661
MannKind Corp. (a)	368,738	1,570,824
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
MeiraGTx Holdings PLC (a)	260,125	$3,514,289
Moderna, Inc. (a)	45,750	3,203,873
Natera, Inc. (a)	7,967	2,162,642
Novavax, Inc. (a)	293,458	2,764,374
Ocugen, Inc. (a) (b)	1,818,215	2,781,869
Precigen, Inc. (a) (b)	546,669	3,116,013
Recursion Pharmaceuticals, Inc. Class A (a) (b)	591,989	2,172,600
Regeneron Pharmaceuticals, Inc.	2,406	1,500,237
Roivant Sciences Ltd. (a)	55,768	1,973,630
Sarepta Therapeutics, Inc. (a)	144,884	2,603,565
Tango Therapeutics, Inc. (a)	56,240	1,758,062
Taysha Gene Therapies, Inc. (a)	427,344	2,910,213
TG Therapeutics, Inc. (a)	30,744	1,689,075
Twist Bioscience Corp. (a)	278,488	28,650,845
Ultragenyx Pharmaceutical, Inc. (a)	94,619	3,159,328
uniQure NV (a)	87,862	4,046,924
Vertex Pharmaceuticals, Inc. (a)	4,824	2,396,226
Vir Biotechnology, Inc. (a)	276,260	2,815,089
Xencor, Inc. (a)	196,590	3,165,099
		142,458,008
BROADLINE RETAIL — 0.2%
Alibaba Group Holding Ltd. ADR (b)	32,329	3,102,937
MercadoLibre, Inc. (a)	1,040	1,765,286
Sea Ltd. ADR (a)	6,912	662,377
		5,530,600
BUILDING PRODUCTS — 1.0%
Allegion PLC	36,745	5,162,305
Carrier Global Corp.	68,985	5,060,050
Johnson Controls International PLC	60,066	8,776,243
Modine Manufacturing Co. (a)	10,287	2,746,835
Resideo Technologies, Inc. (a)	226,384	7,040,542
		28,785,975
CAPITAL MARKETS — 0.7%
Bakkt, Inc. (a) (b)	177,725	1,388,032
Bitgo Holdings, Inc. Class A (a)	174,220	902,460
Charles Schwab Corp.	7,718	712,140
Coinbase Global, Inc. Class A (a)	48,478	7,086,999
Etoro Group Ltd. Class A (a)	40,550	1,600,508
Futu Holdings Ltd. ADR	6,586	617,372
Galaxy Digital, Inc. Class A (a)	228,777	6,254,763
Robinhood Markets, Inc. Class A (a)	10,663	1,069,286
Webull Corp. (a)	108,526	707,589
WisdomTree, Inc. (b)	43,955	744,598
		21,083,747
CHEMICALS — 2.7%
Aspen Aerogels, Inc. (a)	1,077,261	6,829,835
Cabot Corp.	160,039	14,534,742
Corteva, Inc.	27,177	2,301,620
Security Description	Shares	Value
DuPont de Nemours, Inc.	16,120	$2,186,517
FMC Corp. (b)	785,176	9,029,524
Hawkins, Inc.	20,643	2,933,370
Huntsman Corp.	619,308	6,577,051
ICL Group Ltd.	1,470,655	7,323,862
Mosaic Co.	296,228	6,277,071
Nutrien Ltd.	116,534	7,335,815
Scotts Miracle-Gro Co.	93,292	6,354,118
Sociedad Quimica y Minera de Chile SA ADR	75,544	5,593,278
		77,276,803
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Deluxe Corp.	37,249	889,506
MSA Safety, Inc.	7,754	1,353,693
Tetra Tech, Inc.	112,084	3,238,107
Veralto Corp.	39,366	3,490,977
		8,972,283
COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	83,289	9,783,126
F5, Inc. (a)	8,038	3,343,487
Ituran Location & Control Ltd.	57,270	3,494,043
Lantronix, Inc. (a)	660,330	3,882,740
NetScout Systems, Inc. (a)	81,167	3,534,823
Ondas, Inc. (a) (b)	1,761,401	14,513,944
Viasat, Inc. (a)	136,682	12,275,410
		50,827,573
CONSTRUCTION & ENGINEERING — 1.1%
Ameresco, Inc. Class A (a) (b)	550,281	15,187,756
Arcosa, Inc.	42,223	6,134,580
Valmont Industries, Inc.	18,097	10,452,827
		31,775,163
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	18,209	836,704
Figure Technology Solutions, Inc. Class A (a)	42,255	1,297,651
FinVolution Group ADR (b)	267,496	1,281,306
Green Dot Corp. Class A (a)	66,004	891,714
Happen, Inc. (a)	82,674	1,714,659
Kaspi.KZ JSC ADR	7,017	607,953
Qfin Holdings, Inc. ADR	61,775	976,663
SoFi Technologies, Inc. (a) (b)	96,279	1,726,282
Upstart Holdings, Inc. (a) (b)	48,312	1,711,694
		11,044,626
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.2%
Andersons, Inc.	71,902	4,918,097
CONTAINERS & PACKAGING — 0.1%
AptarGroup, Inc.	13,488	1,688,698
DIVERSIFIED CONSUMER SERVICES — 0.3%
ADT, Inc.	1,282,099	8,333,644
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
Bandwidth, Inc. Class A (a)	111,940	7,085,802
BCE, Inc. (b)	208,885	4,493,116
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
IDT Corp. Class B	60,603	$3,524,670
Iridium Communications, Inc.	258,883	14,199,733
TELUS Corp. (b)	130,335	1,377,641
		30,680,962
ELECTRIC UTILITIES — 1.4%
Axia Energia SA ADR	822,492	8,685,516
Cia Energetica de Minas Gerais ADR	3,922,841	8,237,966
Constellation Energy Corp.	37,677	9,357,836
NextEra Energy, Inc.	93,781	8,231,158
NRG Energy, Inc.	36,477	5,327,831
		39,840,307
ELECTRICAL EQUIPMENT — 6.9%
Acuity, Inc.	18,332	6,904,931
Allient, Inc.	70,410	7,247,301
American Superconductor Corp. (a)	103,496	4,296,119
AMETEK, Inc.	9,476	2,292,624
Array Technologies, Inc. (a) (b)	786,376	5,827,046
Ballard Power Systems, Inc. (a) (b)	2,775,872	10,798,142
Bloom Energy Corp. Class A (a)	36,819	11,145,111
Emerson Electric Co.	78,760	11,274,494
Energy Vault Holdings, Inc. (a) (b)	1,156,889	5,448,947
Eos Energy Enterprises, Inc. (a) (b)	963,405	5,664,821
Fluence Energy, Inc. (a) (b)	314,960	6,261,405
FuelCell Energy, Inc. (a)	601,660	21,665,777
GE Vernova, Inc.	5,260	6,179,764
Generac Holdings, Inc. (a)	61,692	18,064,035
KULR Technology Group, Inc. (a) (b)	1,342,285	5,114,106
Nextpower, Inc. Class A (a)	52,403	6,243,293
Plug Power, Inc. (a) (b)	3,568,243	9,669,939
Rockwell Automation, Inc.	30,973	15,334,113
Sensata Technologies Holding PLC	60,230	2,875,380
SES AI Corp. (a) (b)	4,775,171	4,585,119
Shoals Technologies Group, Inc. Class A (a)	1,245,290	12,328,371
Sunrun, Inc. (a)	509,113	6,811,932
T1 Energy, Inc. (a) (b)	948,044	8,987,457
		195,020,227
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.2%
Aeva Technologies, Inc. (a) (b)	397,854	11,426,367
Amphenol Corp. Class A	30,684	5,410,203
Arlo Technologies, Inc. (a)	664,122	8,952,365
Badger Meter, Inc.	26,816	3,978,958
Cognex Corp.	200,312	14,506,595
Coherent Corp. (a)	23,019	9,080,305
Corning, Inc.	21,557	5,506,304
IPG Photonics Corp. (a)	97,988	11,495,952
Itron, Inc. (a)	42,908	3,712,829
Security Description	Shares	Value
Lightwave Logic, Inc. (a) (b)	776,381	$7,344,564
Mirion Technologies, Inc. (a)	219,745	3,940,028
Napco Security Technologies, Inc.	128,710	4,888,406
Novanta, Inc. (a) (b)	70,424	11,425,590
OSI Systems, Inc. (a)	33,000	7,217,100
Ouster, Inc. (a)	606,768	37,935,135
Powerfleet, Inc. (a)	604,206	2,314,109
Sanmina Corp. (a)	46,037	11,651,044
ScanSource, Inc. (a)	74,213	3,865,755
TE Connectivity PLC	24,342	4,907,591
Teledyne Technologies, Inc. (a)	25,568	17,051,299
TTM Technologies, Inc. (a)	26,127	4,886,271
Unusual Machines, Inc. (a) (b)	688,319	15,349,514
Vontier Corp.	56,142	1,628,118
Vuzix Corp. (a) (b) (c)	5,693,552	16,511,301
Zebra Technologies Corp. Class A (a)	28,889	7,605,318
		232,591,021
ENERGY EQUIPMENT & SERVICES — 1.0%
Forum Energy Technologies, Inc. (a)	113,745	5,713,411
Helix Energy Solutions Group, Inc. (a)	242,251	2,117,274
Oceaneering International, Inc. (a)	274,599	11,126,751
Select Water Solutions, Inc.	191,887	3,833,902
TechnipFMC PLC	47,493	3,148,786
Tenaris SA ADR	57,328	3,181,131
		29,121,255
ENTERTAINMENT — 0.5%
Electronic Arts, Inc.	6,957	1,426,463
iQIYI, Inc. ADR (a) (b)	940,660	978,286
NetEase, Inc. ADR	11,625	1,489,628
ROBLOX Corp. Class A (a)	36,556	1,987,915
Roku, Inc. (a)	43,299	5,981,324
Tencent Music Entertainment Group ADR	108,202	903,487
		12,767,103
FINANCIAL SERVICES — 0.6%
Block, Inc. (a)	13,733	1,043,708
Chime Financial, Inc. Class A (a)	36,821	754,094
Corpay, Inc. (a)	2,525	841,507
Dlocal Ltd.	70,902	921,371
Euronet Worldwide, Inc. (a)	14,073	1,030,003
Fiserv, Inc. (a)	15,806	775,284
Flywire Corp. (a)	59,418	1,043,974
Global Payments, Inc.	14,838	1,076,645
Marqeta, Inc. Class A (a)	223,375	906,903
Mastercard, Inc. Class A	2,570	1,319,952
Pagseguro Digital Ltd. Class A	101,983	922,946
Paymentus Holdings, Inc. Class A (a)	38,687	934,678
Payoneer Global, Inc. (a)	89,422	636,685
PayPal Holdings, Inc.	20,965	905,269
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Repay Holdings Corp. (a)	279,250	$1,172,850
Rocket Cos., Inc. Class A (a)	111,052	1,749,069
Shift4 Payments, Inc. Class A (a) (b)	25,465	1,238,618
Visa, Inc. Class A	2,569	881,398
		18,154,954
FOOD PRODUCTS — 0.3%
Archer-Daniels-Midland Co.	65,432	4,999,005
Darling Ingredients, Inc. (a)	88,959	4,858,940
		9,857,945
GROUND TRANSPORTATION — 0.4%
Avis Budget Group, Inc. (a)	18,684	2,762,056
Grab Holdings Ltd. Class A (a)	734,258	2,768,153
Lyft, Inc. Class A (a)	241,531	3,528,768
Uber Technologies, Inc. (a)	42,239	3,047,966
		12,106,943
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	14,021	1,272,266
Alphatec Holdings, Inc. (a)	295,685	2,557,675
Boston Scientific Corp. (a)	22,523	961,282
Butterfly Network, Inc. (a)	544,900	4,588,058
ClearPoint Neuro, Inc. (a)	122,955	2,193,517
CONMED Corp.	69,348	2,269,760
Dentsply Sirona, Inc.	807,953	8,572,381
Dexcom, Inc. (a)	39,572	2,665,174
Globus Medical, Inc. Class A (a)	50,565	3,995,141
Inspire Medical Systems, Inc. (a)	51,920	2,316,151
Intuitive Surgical, Inc. (a)	27,909	11,098,851
IRhythm Holdings, Inc. (a)	43,791	5,208,939
Kestra Medical Technologies Ltd. (a) (b)	115,267	2,932,392
Koninklijke Philips NV NY Reg Shares	59,906	1,628,844
Medtronic PLC	62,584	4,895,946
Omnicell, Inc. (a)	174,111	7,229,089
Procept Biorobotics Corp. (a) (b)	139,510	3,150,136
ResMed, Inc.	12,579	2,451,396
Smith & Nephew PLC ADR (b)	79,406	2,287,687
Stryker Corp.	12,402	3,904,646
Zimmer Biomet Holdings, Inc.	27,611	2,377,031
		78,556,362
HEALTH CARE PROVIDERS & SERVICES — 0.9%
Cigna Group	4,870	1,342,562
Concentra Group Holdings Parent, Inc.	55,513	1,651,512
CorVel Corp. (a)	26,073	1,630,084
CVS Health Corp.	14,952	1,546,784
HealthEquity, Inc. (a)	8,456	763,746
Hims & Hers Health, Inc. (a) (b)	111,030	3,849,410
Hinge Health, Inc. Class A (a)	43,655	3,623,365
McKesson Corp.	3,158	2,386,185
OmniAb, Inc. (a) (d)	4,014	—
Pediatrix Medical Group, Inc. (a)	60,279	1,526,867
Privia Health Group, Inc. (a)	106,767	2,747,115
Security Description	Shares	Value
Quest Diagnostics, Inc.	7,588	$1,608,277
UnitedHealth Group, Inc.	3,626	1,507,074
		24,182,981
HEALTH CARE TECHNOLOGY — 0.3%
Doximity, Inc. Class A (a)	83,300	1,727,642
LifeMD, Inc. (a) (b)	529,988	2,188,850
Teladoc Health, Inc. (a) (b)	433,345	3,674,766
		7,591,258
HOTELS, RESTAURANTS & LEISURE — 0.2%
Serve Robotics, Inc. (a) (b)	929,475	6,115,946
HOUSEHOLD DURABLES — 0.1%
Garmin Ltd.	10,038	2,384,426
Sony Group Corp. ADR (b)	52,412	1,051,385
		3,435,811
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.5%
AES Corp.	568,959	8,340,939
Clearway Energy, Inc. Class C	64,380	2,200,508
Enlight Renewable Energy Ltd. (a) (b)	115,645	10,294,718
Ormat Technologies, Inc.	100,261	10,918,423
TransAlta Corp. (b)	738,604	10,214,893
		41,969,481
INDUSTRIAL CONGLOMERATES — 0.2%
Honeywell International, Inc.	29,026	6,498,921
INSURANCE — 0.1%
Allstate Corp.	2,948	701,447
Progressive Corp.	3,295	719,793
Sun Life Financial, Inc. (b)	20,318	1,593,337
		3,014,577
INTERACTIVE MEDIA & SERVICES — 2.1%
Alphabet, Inc. Class C	16,749	5,917,924
Baidu, Inc. ADR (a) (b)	77,648	8,874,390
Bilibili, Inc. ADR (a)	60,263	1,026,279
Bumble, Inc. Class A (a)	480,050	1,536,160
Grindr, Inc. (a)	112,601	1,618,076
JOYY, Inc. ADR	23,043	1,520,607
Match Group, Inc.	39,003	1,484,064
Meta Platforms, Inc. Class A	29,135	16,411,454
Reddit, Inc. Class A (a)	8,610	1,494,524
RUM Group, Inc. (a) (b)	229,514	1,455,119
Snap, Inc. Class A (a)	3,011,457	13,370,869
Trump Media & Technology Group Corp. (a) (b)	184,900	1,431,126
Weibo Corp. ADR (b)	170,553	1,238,215
Ziff Davis, Inc. (a)	62,872	3,292,607
		60,671,414
IT SERVICES — 0.6%
Akamai Technologies, Inc. (a)	26,380	3,118,380
Cloudflare, Inc. Class A (a)	12,365	3,032,887
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	115,395	1,044,325
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Okta, Inc. (a)	38,649	$5,273,656
Shopify, Inc. Class A (a)	9,054	1,033,786
Twilio, Inc. Class A (a)	22,812	4,706,800
		18,209,834
LIFE SCIENCES TOOLS & SERVICES — 2.8%
Agilent Technologies, Inc.	23,759	3,155,908
Azenta, Inc. (a)	84,086	2,145,875
Bio-Techne Corp.	44,168	3,120,469
Bruker Corp. (b)	459,187	27,633,873
Charles River Laboratories International, Inc. (a)	25,675	5,822,833
Danaher Corp.	54,354	10,353,350
Ginkgo Bioworks Holdings, Inc. (a) (b)	326,836	3,238,945
Maravai LifeSciences Holdings, Inc. Class A (a)	456,370	2,847,749
Mettler-Toledo International, Inc. (a)	2,533	3,235,933
Qiagen NV	58,875	2,302,012
Revvity, Inc.	27,420	3,050,749
Stevanato Group SpA	72,001	1,301,058
Tempus AI, Inc. Class A (a) (b)	33,945	1,966,434
Thermo Fisher Scientific, Inc.	17,463	8,755,250
		78,930,438
MACHINERY — 6.8%
3D Systems Corp. (a) (b) (c)	10,261,239	30,988,942
AGCO Corp.	73,350	8,779,995
Allison Transmission Holdings, Inc.	29,655	3,343,305
Blue Bird Corp. (a)	39,809	3,143,319
Chart Industries, Inc. (a)	10,883	2,273,894
CNH Industrial NV	776,382	8,718,770
Cummins, Inc.	5,408	3,857,040
Deere & Co.	13,799	8,753,120
Dover Corp.	25,679	5,759,286
Energy Recovery, Inc. (a)	305,275	2,753,580
ESCO Technologies, Inc.	16,998	5,949,980
Flowserve Corp.	83,493	6,191,841
JBT Marel Corp.	36,017	5,222,465
Lincoln Electric Holdings, Inc.	10,242	2,719,353
Lindsay Corp.	70,612	8,741,766
Microvast Holdings, Inc. (a) (b)	2,656,216	3,107,773
Mueller Water Products, Inc. Class A	81,662	2,109,329
Nordson Corp.	19,941	6,016,000
Oshkosh Corp.	17,122	2,627,884
PACCAR, Inc.	21,776	2,615,733
Pentair PLC	42,607	3,266,253
Proto Labs, Inc. (a)	165,766	13,511,587
Richtech Robotics, Inc. Class B (a) (b)	2,308,604	4,871,154
Standex International Corp.	15,105	5,402,605
Stratasys Ltd. (a)	2,542,798	21,766,351
Symbotic, Inc. (a)	96,448	4,335,338
Velo3D, Inc. (a) (b)	706,190	12,393,634
Security Description	Shares	Value
Xylem, Inc.	29,568	$3,495,233
		192,715,530
METALS & MINING — 0.2%
ArcelorMittal SA NY Reg Shares	45,236	2,724,112
POSCO Holdings, Inc. ADR (b)	81,365	4,180,534
		6,904,646
MULTI-UTILITIES — 0.3%
Avista Corp.	197,625	8,084,839
OIL, GAS & CONSUMABLE FUELS — 0.3%
BP PLC ADR	49,228	1,818,975
Eni SpA ADR	34,992	1,639,725
Shell PLC ADR	25,251	1,957,962
Suncor Energy, Inc.	35,153	1,887,013
		7,303,675
PHARMACEUTICALS — 1.2%
AstraZeneca PLC	8,354	1,584,086
Bristol-Myers Squibb Co.	26,263	1,513,274
Johnson & Johnson	10,515	2,670,495
Liquidia Corp. (a)	188,651	15,041,144
Novartis AG ADR (b)	10,066	1,577,544
Pacira BioSciences, Inc. (a)	66,185	1,679,113
WaVe Life Sciences Ltd. (a)	385,920	2,242,195
Zoetis, Inc.	95,906	6,891,805
		33,199,656
PROFESSIONAL SERVICES — 2.0%
BlackSky Technology, Inc. (a) (b)	222,959	6,225,015
ExlService Holdings, Inc. (a)	52,438	1,356,047
Innodata, Inc. (a) (b)	18,125	1,369,887
KBR, Inc.	124,019	4,282,376
Leidos Holdings, Inc.	114,476	11,787,594
Parsons Corp. (a)	314,312	16,466,806
Planet Labs PBC (a) (b)	248,527	8,233,699
Spire Global, Inc. (a) (b)	451,970	8,406,642
		58,128,066
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.5%
Allegro MicroSystems, Inc. (a)	110,959	7,724,966
Ambarella, Inc. (a)	345,411	29,636,264
Ambiq Micro, Inc. (a)	151,690	13,394,227
Analog Devices, Inc.	10,750	4,269,577
Applied Materials, Inc.	12,480	9,023,040
Broadcom, Inc.	7,878	2,975,914
Canadian Solar, Inc. (a) (b)	374,902	6,005,930
CEVA, Inc. (a)	305,385	14,401,957
Daqo New Energy Corp. ADR (a)	323,440	4,330,862
Enphase Energy, Inc. (a)	321,371	15,824,308
First Solar, Inc. (a)	26,491	6,250,816
Himax Technologies, Inc. ADR (b)	1,965,146	30,145,340
indie Semiconductor, Inc. Class A (a) (b)	1,463,088	6,569,265
JinkoSolar Holding Co. Ltd. ADR (b)	288,887	4,853,302
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
KLA Corp.	78,652	$23,730,095
Kopin Corp. (a) (b)	4,113,274	18,427,468
Lattice Semiconductor Corp. (a)	71,490	10,935,110
Micron Technology, Inc.	12,435	14,353,596
NVE Corp.	135,570	14,173,843
NVIDIA Corp.	95,092	19,026,958
NXP Semiconductors NV	15,972	4,488,611
ON Semiconductor Corp. (a)	162,426	15,355,754
QUALCOMM, Inc.	36,190	6,687,550
Silicon Laboratories, Inc. (a)	41,233	9,011,884
SolarEdge Technologies, Inc. (a) (b)	212,607	12,424,753
STMicroelectronics NV NY Reg Shares	89,704	6,717,933
Synaptics, Inc. (a)	68,902	8,559,695
Teradyne, Inc.	13,303	6,436,524
Tower Semiconductor Ltd. (a)	29,922	7,798,870
Ultra Clean Holdings, Inc. (a)	31,206	4,449,664
Valens Semiconductor Ltd. (a)	2,118,955	4,788,838
Veeco Instruments, Inc. (a)	190,832	14,465,066
		357,237,980
SOFTWARE — 12.2%
A10 Networks, Inc.	99,338	3,711,268
ACI Worldwide, Inc. (a)	19,535	982,415
Adobe, Inc. (a)	14,239	2,919,280
Agilysys, Inc. (a)	6,641	693,985
Alarm.com Holdings, Inc. (a)	192,263	8,982,527
Asana, Inc. Class A (a) (b)	710,828	4,975,796
Atlassian Corp. Class A (a)	63,235	4,919,051
Aurora Innovation, Inc. (a) (b)	890,417	6,072,644
Autodesk, Inc. (a)	47,722	9,278,111
Bill Holdings, Inc. (a)	16,618	600,907
Bit Digital, Inc. (a) (b)	4,414,617	7,946,311
Bitdeer Technologies Group Class A (a)	544,248	8,637,216
BitMine Immersion Technologies, Inc.	424,735	5,653,223
Blackbaud, Inc. (a)	25,077	742,781
BlackBerry Ltd. (a)	475,608	6,016,441
Box, Inc. Class A (a)	200,706	5,326,737
Check Point Software Technologies Ltd. (a)	26,219	3,445,963
Cipher Digital, Inc. (a)	384,772	9,426,914
Circle Internet Group, Inc. (a)	98,450	6,165,924
Cleanspark, Inc. (a) (b)	537,026	7,813,728
Core Scientific, Inc. (a)	293,053	7,499,226
Crowdstrike Holdings, Inc. Class A (a)	6,720	5,128,301
CyberArk Software Ltd. (a)	5,289	238,005
Datadog, Inc. Class A (a)	21,103	5,494,377
Dropbox, Inc. Class A (a)	188,171	5,169,057
Fortinet, Inc. (a)	30,845	4,738,409
Gen Digital, Inc.	149,569	3,722,772
Gorilla Technology Group, Inc. (a) (b)	233,957	4,651,065
Security Description	Shares	Value
Hive Digital Technologies Ltd. (a) (b)	2,478,208	$9,020,677
Hut 8 Corp. (a)	81,357	9,392,259
I3 Verticals, Inc. Class A (a) (b)	29,423	628,475
IREN Ltd. (a)	166,033	7,592,689
Keel Infrastructure Corp. (a) (b)	1,651,979	9,482,359
Lightspeed Commerce, Inc. (a) (b)	64,477	676,364
MARA Holdings, Inc. (a) (b)	588,571	8,175,251
Microsoft Corp.	11,630	4,338,223
Monday.com Ltd. (a)	66,160	4,789,322
N-able, Inc. (a)	633,682	2,325,613
NCR Voyix Corp. (a)	87,510	714,957
Nebius Group NV (a) (b)	21,020	5,805,093
OneSpan, Inc.	241,859	3,470,677
Palo Alto Networks, Inc. (a)	16,193	5,522,137
Pony AI, Inc. ADR (a) (b)	637,099	4,427,838
Progress Software Corp. (a)	117,367	3,941,184
PTC, Inc. (a)	182,617	20,747,117
Q2 Holdings, Inc. (a)	40,206	1,933,909
Qualys, Inc. (a)	30,491	4,192,208
Radware Ltd. (a)	110,640	3,414,350
Rapid7, Inc. (a)	493,947	4,000,971
RingCentral, Inc. Class A	116,932	4,558,009
Riot Platforms, Inc. (a)	319,476	8,747,253
Roper Technologies, Inc.	6,281	2,125,428
Rubrik, Inc. Class A (a)	53,266	4,276,194
SailPoint, Inc. (a) (b)	307,579	4,502,957
Samsara, Inc. Class A (a)	72,785	2,360,418
SentinelOne, Inc. Class A (a)	203,761	3,457,824
ServiceNow, Inc. (a)	62,580	6,212,942
Synopsys, Inc. (a)	12,103	5,398,785
Tenable Holdings, Inc. (a)	138,969	5,125,177
Trimble, Inc. (a)	141,791	7,256,863
Unity Software, Inc. (a)	631,640	18,052,271
Varonis Systems, Inc. (a)	105,012	4,406,304
Via Transportation, Inc. Class A (a) (b)	194,445	3,527,232
Weave Communications, Inc. (a)	102,356	613,112
Workiva, Inc. (a)	93,639	4,542,428
Zoom Communications, Inc. (a)	49,177	4,244,467
Zscaler, Inc. (a)	22,540	3,181,521
		348,133,292
SPECIALTY RETAIL — 0.1%
EVgo, Inc. (a) (b)	2,079,974	3,972,750
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Apple, Inc.	10,983	3,178,041
Eastman Kodak Co. (a) (b)	816,590	7,553,457
GPGI, Inc.	50,213	795,876
HP, Inc.	394,212	8,649,011
Xerox Holdings Corp. (b)	3,108,427	9,729,377
		29,905,762
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	30,857	$10,434,294
Core & Main, Inc. Class A (a)	44,435	2,143,989
		12,578,283
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Kyivstar Group Ltd. (a)	121,350	1,962,230
SK Telecom Co. Ltd. ADR (b)	297,517	9,568,147
Turkcell Iletisim Hizmetleri AS ADR (b)	995,355	5,852,687
		17,383,064
TOTAL COMMON STOCKS (Cost $2,347,621,372)		2,843,210,290
SHORT-TERM INVESTMENTS — 9.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (e) (f)	1,770,931	1,770,931
State Street Navigator Securities Lending Portfolio II (g) (h)	261,407,653	261,407,653
TOTAL SHORT-TERM INVESTMENTS (Cost $263,178,584)		263,178,584
TOTAL INVESTMENTS — 109.1% (Cost $2,610,799,956)		3,106,388,874
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.1)%		(258,718,273)
NET ASSETS — 100.0%		$2,847,670,601

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
These securities are affiliated investments as a result of the
Fund owning 5% or more of the entity’s outstanding shares.
Amounts related to these investments during the year
ended June 30, 2026 are shown in the Affiliate Table below.

(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the security is $0, representing
0.00% of the Fund's net assets.

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

Abbreviations:
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,842,972,285	$238,005	$0 (a)	$2,843,210,290
Short-Term Investments	263,178,584	—	—	263,178,584
TOTAL INVESTMENTS	$3,106,150,869	$238,005	$0	$3,106,388,874

(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2026.
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
3D Systems Corp.	7,169,485	$11,041,007	$10,569,397	$3,121,889	$(1,936,430)	$14,436,857	10,261,239	$30,988,942	$—
BTCS, Inc.	—	—	8,275,438	3,252,629	(5,022,809)	— *	—	— *	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,522,191	2,522,191	94,910,415	95,661,675	—	—	1,770,931	1,770,931	101,686
State Street Navigator Securities Lending Portfolio II	229,135,396	229,135,396	944,490,435	912,218,178	—	—	261,407,653	261,407,653	3,375,562
Vuzix Corp.	—	—	21,215,645	3,644,901	45,653	(1,105,096)	5,693,552	16,511,301	—
Total		$242,698,594	$1,079,461,330	$1,017,899,272	$(6,913,586)	$13,331,761		$310,678,827	$3,477,248

(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at year ended June 30, 2026.
*	As of June 30, 2026, no longer an affiliate.
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 6.5%
EHang Holdings Ltd. ADR (a) (b)	45,114	$295,497
Embraer SA ADR	3,696	235,805
HEICO Corp.	620	220,838
Huntington Ingalls Industries, Inc.	688	192,564
Red Cat Holdings, Inc. (a) (b)	28,242	300,777
Textron, Inc.	2,178	199,788
		1,445,269
AIRLINES — 1.4%
Joby Aviation, Inc. (a)	34,719	309,694
AUTO COMPONENTS — 16.4%
Aptiv PLC (a)	3,051	187,270
BorgWarner, Inc.	4,316	286,582
Dana, Inc.	8,678	236,128
Dauch Corp. (a)	50,938	276,084
ECARX Holdings, Inc. Class A (a) (b)	161,743	208,648
Garrett Motion, Inc.	6,221	225,387
Gentherm, Inc. (a)	5,674	193,540
Hesai Group ADR (a) (b)	17,554	319,834
Kodiak AI, Inc. (a) (b)	53,131	269,906
Lear Corp.	1,417	189,963
Magna International, Inc.	3,108	204,071
Mobileye Global, Inc. Class A (a) (b)	33,670	325,926
Solid Power, Inc. (a) (b)	111,073	287,679
Visteon Corp.	1,690	167,665
WeRide, Inc. ADR (a) (b)	50,441	293,567
		3,672,250
AUTOMOBILES — 15.8%
Ford Motor Co.	13,916	193,432
General Motors Co.	3,875	298,685
Honda Motor Co. Ltd. ADR	11,784	319,464
Li Auto, Inc. ADR (a)	22,478	263,892
Lucid Group, Inc. (a) (b)	65,451	437,867
NIO, Inc. ADR (a)	59,401	300,569
Niu Technologies ADR (a)	32,337	64,997
Polestar Automotive Holding U.K. PLC Class A ADR (a)	7,523	141,282
Rivian Automotive, Inc. Class A (a)	20,845	361,661
Stellantis NV (a) (b)	30,281	173,813
Tesla, Inc. (a)	806	339,004
Toyota Motor Corp. ADR (b)	1,156	194,694
Vinfast Auto Ltd. (a) (b)	54,125	168,870
XPeng, Inc. ADR (a) (b)	20,710	274,200
		3,532,430
BUILDING PRODUCTS — 0.9%
Modine Manufacturing Co. (a)	771	205,872
CHEMICALS — 1.6%
Aspen Aerogels, Inc. (a)	56,541	358,470
COMMUNICATIONS EQUIPMENT — 2.9%
Ituran Location & Control Ltd.	4,856	296,264
Lantronix, Inc. (a)	30,844	181,363
Security Description	Shares	Value
Ondas, Inc. (a)	21,369	$176,081
		653,708
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
Iridium Communications, Inc.	4,362	239,256
ELECTRICAL EQUIPMENT — 6.7%
Ballard Power Systems, Inc. (a) (b)	70,249	273,269
Electrovaya, Inc. (a) (b)	21,698	227,829
KULR Technology Group, Inc. (a) (b)	56,518	215,333
Plug Power, Inc. (a) (b)	107,586	291,558
Sensata Technologies Holding PLC	4,231	201,988
SES AI Corp. (a) (b)	290,271	278,718
		1,488,695
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.3%
Aeva Technologies, Inc. (a) (b)	13,557	389,356
Ouster, Inc. (a)	5,215	326,042
Powerfleet, Inc. (a)	51,808	198,424
Unusual Machines, Inc. (a)	13,466	300,292
Vontier Corp.	7,025	203,725
		1,417,839
GROUND TRANSPORTATION — 5.1%
Avis Budget Group, Inc. (a) (b)	1,647	243,476
Grab Holdings Ltd. Class A (a)	60,839	229,363
Lyft, Inc. Class A (a)	22,975	335,665
Uber Technologies, Inc. (a)	4,484	323,565
		1,132,069
HOTELS, RESTAURANTS & LEISURE — 0.8%
Serve Robotics, Inc. (a) (b)	28,502	187,543
INTERACTIVE MEDIA & SERVICES — 1.7%
Alphabet, Inc. Class C	563	198,925
Baidu, Inc. ADR (a) (b)	1,693	193,493
		392,418
MACHINERY — 8.2%
Allison Transmission Holdings, Inc.	2,703	304,736
Blue Bird Corp. (a)	2,895	228,589
Cummins, Inc.	488	348,047
Hyster-Yale, Inc.	5,064	177,544
Microvast Holdings, Inc. (a) (b)	272,222	318,500
Oshkosh Corp.	1,567	240,503
PACCAR, Inc.	1,745	209,609
		1,827,528
METALS & MINING — 0.8%
ArcelorMittal SA NY Reg Shares	3,118	187,766
OIL, GAS & CONSUMABLE FUELS — 0.8%
Eni SpA ADR	3,668	171,883
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.6%
Allegro MicroSystems, Inc. (a)	6,904	480,656
Ambarella, Inc. (a)	4,911	421,364
Enphase Energy, Inc. (a)	3,934	193,710
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
indie Semiconductor, Inc. Class A (a) (b)	78,087	$350,611
NVIDIA Corp.	1,535	307,138
NXP Semiconductors NV	697	195,878
ON Semiconductor Corp. (a)	2,792	263,956
QUALCOMM, Inc.	1,609	297,327
SolarEdge Technologies, Inc. (a) (b)	3,648	213,189
STMicroelectronics NV NY Reg Shares	4,348	325,622
Valens Semiconductor Ltd. (a)	94,735	214,101
		3,263,552
SOFTWARE — 8.3%
Aurora Innovation, Inc. (a) (b)	50,848	346,783
Karooooo Ltd.	4,163	205,486
Nebius Group NV (a) (b)	946	261,257
Pony AI, Inc. ADR (a) (b)	37,617	261,438
Samsara, Inc. Class A (a)	6,095	197,661
Trimble, Inc. (a)	3,932	201,240
Via Transportation, Inc. Class A (a) (b)	20,873	378,636
		1,852,501
TOTAL COMMON STOCKS (Cost $24,547,293)		22,338,743
SHORT-TERM INVESTMENTS — 9.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	11,149	11,149
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	2,085,379	$2,085,379
TOTAL SHORT-TERM INVESTMENTS (Cost $2,096,528)		2,096,528
TOTAL INVESTMENTS — 109.3% (Cost $26,643,821)		24,435,271
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.3)%		(2,074,739)
NET ASSETS — 100.0%		$22,360,532

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,338,743	$—	$—	$22,338,743
Short-Term Investments	2,096,528	—	—	2,096,528
TOTAL INVESTMENTS	$24,435,271	$—	$—	$24,435,271
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	39,615	$39,615	$731,128	$759,594	$—	$—	11,149	$11,149	$1,158
State Street Navigator Securities Lending Portfolio II	1,857,187	1,857,187	14,135,455	13,907,263	—	—	2,085,379	2,085,379	39,448
Total		$1,896,802	$14,866,583	$14,666,857	$—	$—		$2,096,528	$40,606
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 4.9%
Curtiss-Wright Corp.	6,926	$5,248,246
General Dynamics Corp.	31,542	11,173,438
HEICO Corp.	18,154	6,466,273
Honeywell Aerospace, Inc. (a)	13,661	3,020,174
L3Harris Technologies, Inc.	15,533	4,513,734
Lockheed Martin Corp.	7,393	3,766,438
Northrop Grumman Corp.	8,021	4,085,175
RTX Corp.	30,526	5,791,698
Textron, Inc.	62,304	5,715,146
TransDigm Group, Inc.	4,720	6,287,229
		56,067,551
BEVERAGES — 2.1%
Coca-Cola Co.	156,030	12,680,558
PepsiCo, Inc.	82,468	11,166,167
		23,846,725
BIOTECHNOLOGY — 0.7%
AbbVie, Inc.	29,642	7,459,113
BUILDING PRODUCTS — 0.8%
Allegion PLC	30,914	4,343,108
Lennox International, Inc.	9,310	5,334,164
		9,677,272
CAPITAL MARKETS — 1.1%
CME Group, Inc.	45,105	9,960,537
SEI Investments Co.	36,112	3,167,384
		13,127,921
CHEMICALS — 2.2%
Ecolab, Inc.	29,702	8,275,274
Linde PLC	19,490	10,114,141
LyondellBasell Industries NV Class A	92,255	4,857,226
NewMarket Corp. (b)	2,896	2,291,431
		25,538,072
COMMERCIAL SERVICES & SUPPLIES — 2.4%
Cintas Corp.	34,144	5,807,211
Republic Services, Inc.	41,820	8,911,006
Rollins, Inc.	112,578	4,699,006
Waste Management, Inc.	36,258	8,081,183
		27,498,406
COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc.	104,886	12,319,910
Motorola Solutions, Inc.	14,395	5,978,099
		18,298,009
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	46,364	3,236,207
CONSTRUCTION MATERIALS — 1.1%
Martin Marietta Materials, Inc.	10,176	5,868,499
Vulcan Materials Co.	23,452	6,918,575
		12,787,074
Security Description	Shares	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.7%
Casey's General Stores, Inc.	8,169	$6,492,639
Costco Wholesale Corp.	5,842	5,465,016
Walmart, Inc.	67,351	7,628,174
		19,585,829
CONTAINERS & PACKAGING — 1.9%
Amcor PLC	166,182	7,203,990
AptarGroup, Inc.	22,999	2,879,475
Avery Dennison Corp.	27,545	4,471,931
Packaging Corp. of America	31,013	7,389,777
		21,945,173
DISTRIBUTORS — 0.5%
Genuine Parts Co.	45,004	5,309,572
DIVERSIFIED CONSUMER SERVICES — 0.3%
Service Corp. International (b)	48,606	3,692,112
DIVERSIFIED REITs — 0.7%
Essential Properties Realty Trust, Inc. REIT	75,235	2,245,765
WP Carey, Inc. REIT	78,379	5,604,098
		7,849,863
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
AT&T, Inc.	208,794	4,322,036
Comcast Corp. Class A	165,067	4,052,395
Verizon Communications, Inc.	158,772	6,722,406
		15,096,837
ELECTRIC UTILITIES — 5.0%
Duke Energy Corp.	130,053	16,462,109
Evergy, Inc.	82,275	7,111,028
FirstEnergy Corp.	208,376	9,906,195
IDACORP, Inc. (b)	19,765	2,990,444
OGE Energy Corp.	73,960	3,598,894
Southern Co.	150,128	14,368,751
TXNM Energy, Inc.	38,832	2,204,881
		56,642,302
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	34,705	8,396,528
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Amphenol Corp. Class A	49,194	8,673,886
Teledyne Technologies, Inc. (a)	7,752	5,169,809
		13,843,695
ENTERTAINMENT — 0.9%
Liberty Media Corp.-Liberty Formula One Class C (a)	75,029	7,138,259
Madison Square Garden Sports Corp. (a)	7,532	3,026,659
		10,164,918
FINANCIAL SERVICES — 2.9%
Berkshire Hathaway, Inc. Class B (a)	21,131	10,573,741
Jack Henry & Associates, Inc.	25,846	3,560,028
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Mastercard, Inc. Class A	16,822	$8,639,779
Visa, Inc. Class A	31,720	10,882,815
		33,656,363
FOOD PRODUCTS — 0.6%
General Mills, Inc.	191,834	6,675,823
GAS UTILITIES — 0.2%
National Fuel Gas Co.	33,767	2,607,150
GROUND TRANSPORTATION — 1.1%
CSX Corp.	121,007	5,751,463
Union Pacific Corp.	23,478	6,386,016
		12,137,479
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Abbott Laboratories	71,712	6,507,147
Becton Dickinson & Co.	53,930	8,161,227
Boston Scientific Corp. (a)	109,006	4,652,376
Hologic, Inc. (a)	79,188	792
Medtronic PLC	69,936	5,471,093
Stryker Corp.	19,646	6,185,347
		30,977,982
HEALTH CARE PROVIDERS & SERVICES — 1.1%
Cencora, Inc.	18,567	5,254,090
Labcorp Holdings, Inc.	24,712	6,919,360
		12,173,450
HEALTH CARE REITs — 4.8%
Omega Healthcare Investors, Inc. REIT	106,224	5,064,760
Welltower, Inc. REIT	221,656	50,309,263
		55,374,023
HOTELS, RESTAURANTS & LEISURE — 2.8%
Darden Restaurants, Inc.	41,476	8,544,471
McDonald's Corp.	34,540	9,336,507
Restaurant Brands International, Inc.	102,829	7,456,131
Yum! Brands, Inc.	43,061	6,883,731
		32,220,840
HOUSEHOLD PRODUCTS — 1.8%
Colgate-Palmolive Co.	118,307	10,846,386
Procter & Gamble Co.	66,414	9,738,949
		20,585,335
INDUSTRIAL CONGLOMERATES — 0.3%
Honeywell International, Inc.	13,661	3,058,698
INDUSTRIAL REITs — 0.8%
EastGroup Properties, Inc. REIT	18,999	3,847,867
First Industrial Realty Trust, Inc. REIT	48,668	2,983,835
STAG Industrial, Inc. REIT	68,528	2,608,176
		9,439,878
INSURANCE — 6.2%
Aflac, Inc.	81,992	9,613,563
Chubb Ltd.	30,049	10,238,896
Security Description	Shares	Value
CNA Financial Corp. (b)	97,094	$4,719,739
Hanover Insurance Group, Inc.	12,501	2,676,714
Loews Corp.	61,007	6,906,603
Markel Group, Inc. (a)	4,443	8,677,224
Marsh & McLennan Cos., Inc.	58,454	9,742,528
Travelers Cos., Inc.	32,569	10,751,678
Willis Towers Watson PLC	29,955	7,829,338
		71,156,283
INTERACTIVE MEDIA & SERVICES — 0.4%
Alphabet, Inc. Class A	13,594	4,858,088
IT SERVICES — 0.7%
Amdocs Ltd.	38,447	1,943,112
VeriSign, Inc.	24,506	6,164,729
		8,107,841
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Danaher Corp.	31,500	6,000,120
Qiagen NV	74,050	2,895,355
		8,895,475
MACHINERY — 6.7%
Crane Co.	20,738	4,626,026
Donaldson Co., Inc.	41,438	3,719,889
Dover Corp.	25,475	5,713,533
Fortive Corp.	110,463	6,748,185
Graco, Inc.	59,515	4,499,929
IDEX Corp.	26,766	6,074,544
Illinois Tool Works, Inc.	22,906	6,195,386
Nordson Corp.	18,943	5,714,914
Otis Worldwide Corp.	71,846	5,144,173
PACCAR, Inc.	44,055	5,291,886
Pentair PLC	51,364	3,937,564
Snap-on, Inc.	17,142	6,897,941
Westinghouse Air Brake Technologies Corp.	25,040	6,750,784
Xylem, Inc.	40,690	4,809,965
		76,124,719
MEDIA — 1.2%
Fox Corp. Class A	91,893	4,793,139
News Corp. Class A	181,002	4,494,280
Omnicom Group, Inc. (b)	68,100	4,959,723
		14,247,142
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
Starwood Property Trust, Inc. REIT (b)	125,801	2,060,620
MULTI-UTILITIES — 6.8%
Ameren Corp.	99,546	11,252,680
CenterPoint Energy, Inc.	235,178	10,357,239
CMS Energy Corp.	109,791	8,399,012
Consolidated Edison, Inc.	121,453	13,436,345
DTE Energy Co.	74,622	11,370,154
NiSource, Inc.	171,900	8,173,845
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Public Service Enterprise Group, Inc.	178,445	$14,482,596
		77,471,871
OFFICE REITs — 0.3%
COPT Defense Properties REIT	81,059	2,949,737
OIL, GAS & CONSUMABLE FUELS — 3.2%
Antero Midstream Corp.	117,784	2,679,586
Cheniere Energy, Inc.	33,417	7,986,997
DT Midstream, Inc.	36,491	5,354,690
Exxon Mobil Corp.	39,443	5,392,647
Kinder Morgan, Inc.	258,464	8,263,094
Williams Cos., Inc.	98,721	7,338,919
		37,015,933
PHARMACEUTICALS — 1.8%
Johnson & Johnson	45,394	11,528,714
Royalty Pharma PLC Class A	156,416	8,770,245
		20,298,959
PROFESSIONAL SERVICES — 3.0%
Automatic Data Processing, Inc.	36,618	8,200,601
Booz Allen Hamilton Holding Corp.	42,892	2,602,258
Broadridge Financial Solutions, Inc.	40,401	5,532,917
Jacobs Solutions, Inc.	42,025	5,295,150
Paychex, Inc.	82,983	8,159,718
SS&C Technologies Holdings, Inc.	75,032	4,655,736
		34,446,380
RESIDENTIAL REITs — 5.7%
American Homes 4 Rent Class A REIT	121,535	4,073,853
AvalonBay Communities, Inc. REIT	50,326	9,496,013
Camden Property Trust REIT	48,435	5,545,323
Equity LifeStyle Properties, Inc. REIT	71,465	4,605,919
Equity Residential REIT	134,865	9,161,379
Essex Property Trust, Inc. REIT	23,928	6,977,166
Invitation Homes, Inc. REIT	218,631	6,604,843
Mid-America Apartment Communities, Inc. REIT	42,842	5,952,468
Sun Communities, Inc. REIT	43,907	5,264,888
UDR, Inc. REIT	188,873	7,539,810
		65,221,662
RETAIL REITs — 4.0%
Agree Realty Corp. REIT (b)	42,302	3,203,953
Brixmor Property Group, Inc. REIT	108,979	3,436,108
Federal Realty Investment Trust REIT	31,017	3,828,739
Kimco Realty Corp. REIT	237,826	6,028,889
NNN REIT, Inc.	67,900	3,159,387
Realty Income Corp. REIT	336,364	20,841,113
Regency Centers Corp. REIT	65,934	5,257,577
		45,755,766
Security Description	Shares	Value
SOFTWARE — 1.8%
Check Point Software Technologies Ltd. (a)	29,747	$3,909,648
Dolby Laboratories, Inc. Class A (b)	33,954	1,785,301
Microsoft Corp.	17,624	6,574,105
Roper Technologies, Inc.	23,105	7,818,501
		20,087,555
SPECIALIZED REITs — 1.3%
Gaming & Leisure Properties, Inc. REIT	97,628	4,347,375
VICI Properties, Inc. REIT	384,054	10,196,633
		14,544,008
SPECIALTY RETAIL — 2.9%
AutoZone, Inc. (a)	1,553	4,963,295
Home Depot, Inc.	15,256	5,380,486
Lowe's Cos., Inc.	21,326	4,702,170
O'Reilly Automotive, Inc. (a)	69,614	6,410,753
TJX Cos., Inc.	48,740	7,384,110
Tractor Supply Co.	119,491	3,777,110
		32,617,924
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Apple, Inc.	25,344	7,333,540
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Applied Industrial Technologies, Inc.	13,346	4,512,950
Fastenal Co.	122,669	5,891,792
GATX Corp. (b)	12,620	2,236,138
WW Grainger, Inc.	4,222	5,743,609
		18,384,489
TOTAL COMMON STOCKS (Cost $1,092,473,430)		1,140,548,192
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	2,153,101	2,153,101
State Street Navigator Securities Lending Portfolio II (e) (f)	8,729,623	8,729,623
TOTAL SHORT-TERM INVESTMENTS (Cost $10,882,724)		10,882,724
TOTAL INVESTMENTS — 100.7% (Cost $1,103,356,154)		1,151,430,916
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(8,017,942)
NET ASSETS — 100.0%		$1,143,412,974

See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,140,547,400	$792	$—	$1,140,548,192
Short-Term Investments	10,882,724	—	—	10,882,724
TOTAL INVESTMENTS	$1,151,430,124	$792	$—	$1,151,430,916
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,350,568	$1,350,568	$44,093,961	$43,291,428	$—	$—	2,153,101	$2,153,101	$70,802
State Street Navigator Securities Lending Portfolio II	4,392,179	4,392,179	261,029,365	256,691,921	—	—	8,729,623	8,729,623	23,475
Total		$5,742,747	$305,123,326	$299,983,349	$—	$—		$10,882,724	$94,277
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 0.9%
Ducommun, Inc. (a)	3,396	$628,973
National Presto Industries, Inc.	4,829	603,577
Park Aerospace Corp.	25,707	980,979
		2,213,529
AIR FREIGHT & LOGISTICS — 0.4%
Hub Group, Inc. Class A	11,577	506,957
Radiant Logistics, Inc. (a)	55,733	527,234
		1,034,191
AIRLINES — 0.3%
Copa Holdings SA Class A	4,376	680,774
AUTO COMPONENTS — 1.1%
Dorman Products, Inc. (a) (b)	3,629	495,177
Gentex Corp.	34,874	881,266
Phinia, Inc.	5,385	443,563
Standard Motor Products, Inc. (b)	13,157	512,728
Visteon Corp.	4,299	426,504
		2,759,238
BANKS — 22.8%
1st Source Corp.	12,272	1,001,150
ACNB Corp.	13,076	776,453
Associated Banc-Corp.	24,668	759,034
Avidbank Holdings, Inc. (a)	13,029	430,348
Banc of California, Inc.	36,888	753,622
BancFirst Corp.	6,355	706,231
Bank First Corp.	7,429	1,102,092
Bank of NT Butterfield & Son Ltd.	15,682	933,079
Bankwell Financial Group, Inc.	9,270	544,612
Bar Harbor Bankshares	25,971	980,665
BayCom Corp.	16,396	539,428
Beacon Financial Corp.	21,206	645,723
Byline Bancorp, Inc.	23,583	888,136
California BanCorp	41,354	861,817
Camden National Corp.	14,932	809,613
Capital City Bank Group, Inc.	21,250	1,050,175
Capitol Federal Financial, Inc.	94,765	806,450
Cathay General Bancorp	13,277	823,041
Citizens & Northern Corp. (b)	26,870	626,340
City Holding Co.	11,216	1,487,690
CNB Financial Corp. (b)	28,060	945,903
CoastalSouth Bancshares, Inc.	15,969	428,768
Community Trust Bancorp, Inc.	17,272	1,249,802
Enterprise Financial Services Corp.	11,375	749,385
Esquire Financial Holdings, Inc.	6,957	828,648
Farmers National Banc Corp.	51,346	749,652
First Bancorp, Inc.	15,498	539,640
First Busey Corp.	31,556	930,902
First Business Financial Services, Inc.	12,201	770,737
First Community Bankshares, Inc.	15,741	699,215
First Financial Corp.	13,986	1,083,076
First Hawaiian, Inc.	27,599	808,651
Security Description	Shares	Value
First Mid Bancshares, Inc.	16,330	$785,310
FS Bancorp, Inc.	10,158	440,857
German American Bancorp, Inc.	21,464	1,018,681
Great Southern Bancorp, Inc.	12,170	954,250
Hilltop Holdings, Inc.	19,716	764,586
Home Bancorp, Inc.	10,653	729,944
Home BancShares, Inc.	32,158	918,111
HomeTrust Bancshares, Inc.	17,190	857,609
International Bancshares Corp.	11,988	910,489
Isabella Bank Corp.	10,487	414,236
Lakeland Financial Corp.	11,756	725,580
Metrocity Bankshares, Inc. (b)	23,712	851,024
National Bank Holdings Corp. Class A	18,684	830,130
Northeast Community Bancorp, Inc.	21,420	594,191
Northwest Bancshares, Inc.	73,386	1,112,532
Norwood Financial Corp.	15,772	507,070
Oak Valley Bancorp	10,715	361,578
OFG Bancorp	16,421	805,778
Origin Bancorp, Inc.	17,408	890,419
Orrstown Financial Services, Inc.	17,674	721,629
Park National Corp.	4,824	882,744
Parke Bancorp, Inc.	15,830	524,923
PCB Bancorp	17,319	491,340
Peoples Bancorp, Inc.	28,305	1,087,195
Peoples Financial Services Corp. (b)	13,157	873,230
Ponce Financial Group, Inc. (a) (b)	29,998	598,160
Preferred Bank	7,249	770,279
Red River Bancshares, Inc. (b)	7,596	693,363
SmartFinancial, Inc.	18,727	878,671
South Plains Financial, Inc.	18,091	779,451
Southside Bancshares, Inc.	21,683	763,025
TFS Financial Corp. (b)	69,642	1,234,056
Timberland Bancorp, Inc.	11,620	520,692
Towne Bank	25,998	942,167
TrustCo Bank Corp.	16,410	901,073
United Bankshares, Inc.	18,612	852,988
Unity Bancorp, Inc.	10,832	635,730
Univest Financial Corp.	20,560	899,500
WesBanco, Inc.	20,291	791,958
West BanCorp, Inc.	23,486	623,084
Westamerica BanCorp	13,958	818,916
		58,066,627
BIOTECHNOLOGY — 1.2%
Agios Pharmaceuticals, Inc. (a)	6,650	246,782
Alkermes PLC (a)	15,878	831,928
Arbutus Biopharma Corp. (a)	42,113	202,142
Catalyst Pharmaceuticals, Inc. (a)	8,774	275,767
Kiniksa Pharmaceuticals International PLC (a)	3,932	251,451
Mirum Pharmaceuticals, Inc. (a) (b)	1,907	223,252
PTC Therapeutics, Inc. (a)	2,689	219,342
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Ultragenyx Pharmaceutical, Inc. (a)	8,947	$298,740
Vericel Corp. (a) (b)	7,050	313,655
Zymeworks, Inc. (a)	6,892	180,157
		3,043,216
BUILDING PRODUCTS — 0.4%
AZZ, Inc.	3,749	581,283
CSW Industrials, Inc. (b)	1,867	519,586
		1,100,869
CAPITAL MARKETS — 1.4%
Donnelley Financial Solutions, Inc. (a)	7,386	309,843
Federated Hermes, Inc. (b)	14,785	816,428
GCM Grosvenor, Inc. Class A (b)	54,806	674,114
PJT Partners, Inc. Class A (b)	4,494	678,324
Webull Corp. (a) (b)	106,821	696,473
WisdomTree, Inc. (b)	22,679	384,182
		3,559,364
CHEMICALS — 2.4%
Ashland, Inc.	15,438	1,017,210
Balchem Corp.	4,237	715,841
Cabot Corp. (b)	5,548	503,869
HB Fuller Co.	10,947	638,101
Huntsman Corp.	32,031	340,169
Innospec, Inc.	8,948	728,278
Minerals Technologies, Inc.	7,346	543,384
Sensient Technologies Corp.	8,253	1,017,512
Stepan Co.	12,666	705,749
		6,210,113
COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	15,865	701,868
ACCO Brands Corp.	117,600	489,216
Brady Corp. Class A	13,243	1,212,661
Brink's Co.	3,925	370,873
Casella Waste Systems, Inc. Class A (a) (b)	8,842	857,409
Ennis, Inc.	38,463	817,339
HNI Corp. (b)	12,587	508,641
OPENLANE, Inc. (a)	10,226	421,720
UniFirst Corp.	2,039	539,234
		5,918,961
COMMUNICATIONS EQUIPMENT — 0.9%
Aviat Networks, Inc. (a) (b)	11,115	246,753
Digi International, Inc. (a)	6,009	450,374
Ituran Location & Control Ltd.	10,671	651,038
NetScout Systems, Inc. (a)	19,282	839,731
		2,187,896
CONSTRUCTION & ENGINEERING — 0.5%
Arcosa, Inc.	4,736	688,094
Granite Construction, Inc.	3,279	518,344
		1,206,438
Security Description	Shares	Value
CONSUMER FINANCE — 0.5%
Nelnet, Inc. Class A	8,961	$1,194,770
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.6%
PriceSmart, Inc. (b)	4,094	799,722
Village Super Market, Inc. Class A	17,378	733,004
		1,532,726
CONTAINERS & PACKAGING — 1.2%
Graphic Packaging Holding Co.	60,692	641,514
Silgan Holdings, Inc.	16,517	766,224
Sonoco Products Co. (b)	17,207	969,614
TriMas Corp.	15,588	701,928
		3,079,280
DISTRIBUTORS — 0.1%
Weyco Group, Inc.	8,983	353,301
DIVERSIFIED CONSUMER SERVICES — 1.5%
ADT, Inc.	86,889	564,778
Graham Holdings Co. Class B	780	890,308
Grand Canyon Education, Inc. (a)	2,892	413,874
H&R Block, Inc.	14,594	555,740
Matthews International Corp. Class A (b)	15,749	423,963
OneSpaWorld Holdings Ltd. (b)	20,524	579,598
Strategic Education, Inc.	5,421	415,357
		3,843,618
DIVERSIFIED REITs — 1.6%
AH Realty Trust, Inc. REIT (b)	125,583	889,128
Alpine Income Property Trust, Inc. REIT (b)	21,785	452,257
Broadstone Net Lease, Inc. REIT	41,987	867,871
CTO Realty Growth, Inc. REIT	50,137	1,078,447
Gladstone Commercial Corp. REIT (b)	57,031	701,481
		3,989,184
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Liberty Global Ltd. Class A (a)	30,000	341,100
ELECTRICAL EQUIPMENT — 0.2%
Sensata Technologies Holding PLC	13,044	622,721
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Avnet, Inc.	9,666	858,534
Badger Meter, Inc. (b)	3,521	522,446
Benchmark Electronics, Inc.	6,107	602,578
Crane NXT Co. (b)	12,102	619,138
CTS Corp.	8,745	570,087
ePlus, Inc.	4,291	357,140
Insight Enterprises, Inc. (a)	5,215	635,187
Knowles Corp. (a)	16,403	680,396
Novanta, Inc. (a) (b)	2,716	440,644
OSI Systems, Inc. (a) (b)	1,526	333,736
Plexus Corp. (a)	2,295	690,038
ScanSource, Inc. (a)	9,455	492,511
Vishay Intertechnology, Inc. (b)	19,690	1,058,928
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Vishay Precision Group, Inc. (a)	9,863	$1,478,562
Vontier Corp.	11,489	333,181
		9,673,106
ENERGY EQUIPMENT & SERVICES — 0.3%
Kodiak Gas Services, Inc.	6,255	469,938
Ranger Energy Services, Inc. Class A	17,991	288,036
		757,974
ENTERTAINMENT — 1.5%
Atlanta Braves Holdings, Inc. Class C (a)	27,279	1,415,780
Lionsgate Studios Corp. (a) (b)	62,317	954,073
Madison Square Garden Entertainment Corp. (a)	10,985	888,577
Marcus Corp.	25,500	598,230
		3,856,660
FINANCIAL SERVICES — 4.0%
Alerus Financial Corp. (b)	27,431	853,104
Bladex, Inc.	18,067	1,110,578
Cannae Holdings, Inc. (b)	44,650	642,960
Cass Information Systems, Inc. (b)	18,236	935,872
Essent Group Ltd.	14,494	931,674
Euronet Worldwide, Inc. (a) (b)	6,538	478,516
EVERTEC, Inc.	21,977	610,521
Lesaka Technologies, Inc. (a) (b)	69,876	347,284
MGIC Investment Corp.	34,899	984,152
NMI Holdings, Inc. (a)	20,710	850,974
Radian Group, Inc.	23,095	869,989
Waterstone Financial, Inc.	24,007	497,665
Western Union Co. (b)	85,920	661,584
WEX, Inc. (a)	2,697	380,520
		10,155,393
FOOD PRODUCTS — 1.7%
Alico, Inc. (b)	8,900	368,193
Cal-Maine Foods, Inc. (b)	6,351	511,637
Flowers Foods, Inc. (b)	138,870	1,097,073
J&J Snack Foods Corp.	8,345	612,940
John B Sanfilippo & Son, Inc.	10,279	883,891
Post Holdings, Inc. (a) (b)	10,754	949,148
		4,422,882
GAS UTILITIES — 0.9%
New Jersey Resources Corp.	21,194	1,187,712
Spire, Inc.	13,382	1,045,000
		2,232,712
GROUND TRANSPORTATION — 1.8%
Heartland Express, Inc.	45,251	688,720
Landstar System, Inc.	6,832	1,412,926
Marten Transport Ltd.	53,255	923,974
Schneider National, Inc. Class B	20,882	762,820
Werner Enterprises, Inc.	19,744	861,036
		4,649,476
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
AngioDynamics, Inc. (a)	19,044	$247,762
Artivion, Inc. (a)	5,415	121,675
AtriCure, Inc. (a)	9,136	255,625
Avanos Medical, Inc. (a)	27,906	694,301
CONMED Corp.	10,661	348,935
Dentsply Sirona, Inc.	32,195	341,589
Enovis Corp. (a) (b)	16,135	333,995
Envista Holdings Corp. (a)	17,560	462,706
ICU Medical, Inc. (a) (b)	2,601	381,307
Integer Holdings Corp. (a) (b)	5,398	504,443
Integra LifeSciences Holdings Corp. (a)	31,377	563,531
iRadimed Corp.	3,078	294,134
LeMaitre Vascular, Inc. (b)	3,614	346,799
LivaNova PLC (a)	5,780	475,289
Merit Medical Systems, Inc. (a)	10,135	702,761
Orthofix Medical, Inc. (a) (b)	19,160	175,122
OrthoPediatrics Corp. (a) (b)	16,689	319,261
QuidelOrtho Corp. (a) (b)	11,946	209,234
SI-BONE, Inc. (a) (b)	12,731	207,770
Teleflex, Inc.	3,910	495,632
Varex Imaging Corp. (a)	18,777	195,844
		7,677,715
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Addus HomeCare Corp. (a)	4,906	492,906
Chemed Corp.	2,650	1,234,211
Fulgent Genetics, Inc. (a) (b)	12,143	249,174
National HealthCare Corp. (b)	3,397	717,990
NRC Health (b)	14,799	319,214
Option Care Health, Inc. (a)	10,312	216,242
Pediatrix Medical Group, Inc. (a)	10,176	257,758
RadNet, Inc. (a) (b)	4,125	254,389
Select Medical Holdings Corp.	19,066	314,780
U.S. Physical Therapy, Inc. (b)	4,041	277,536
Viemed Healthcare, Inc. (a)	24,387	278,012
		4,612,212
HEALTH CARE REITs — 2.0%
Community Healthcare Trust, Inc. REIT (b)	42,492	776,754
LTC Properties, Inc. REIT	27,484	1,056,760
National Health Investors, Inc. REIT	9,684	738,502
Sabra Health Care REIT, Inc.	35,318	689,054
Sila Realty Trust, Inc. REIT	35,029	1,063,480
Universal Health Realty Income Trust REIT	19,103	837,858
		5,162,408
HEALTH CARE TECHNOLOGY — 0.3%
HealthStream, Inc.	29,580	806,055
HOTEL & RESORT REITs — 1.3%
Apple Hospitality REIT, Inc.	77,255	1,298,656
RLJ Lodging Trust REIT (b)	83,914	994,381
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Sunstone Hotel Investors, Inc. REIT	80,895	$926,248
		3,219,285
HOTELS, RESTAURANTS & LEISURE — 3.0%
Accel Entertainment, Inc. (a)	37,983	478,966
Arcos Dorados Holdings, Inc. Class A (b)	53,645	432,379
Cheesecake Factory, Inc. (b)	6,098	485,035
Choice Hotels International, Inc. (b)	7,944	875,985
El Pollo Loco Holdings, Inc. (a)	32,184	545,841
Nathan's Famous, Inc. (b)	4,531	460,350
Six Flags Entertainment Corp. (a) (b)	25,692	547,239
Travel & Leisure Co.	6,989	534,169
United Parks & Resorts, Inc. (a) (b)	11,898	568,010
Vail Resorts, Inc. (b)	5,974	813,360
Wendy's Co. (b)	123,272	1,021,925
Wyndham Hotels & Resorts, Inc.	9,140	769,679
		7,532,938
HOUSEHOLD DURABLES — 0.5%
Ethan Allen Interiors, Inc. (b)	19,837	443,159
La-Z-Boy, Inc. (b)	10,438	418,772
Leggett & Platt, Inc.	34,261	401,196
		1,263,127
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a) (b)	12,311	545,870
Spectrum Brands Holdings, Inc.	4,566	391,534
WD-40 Co.	2,642	643,697
		1,581,101
INDUSTRIAL REITs — 0.2%
One Liberty Properties, Inc. REIT (b)	24,492	598,095
INSURANCE — 3.7%
AMERISAFE, Inc.	24,341	823,456
CNO Financial Group, Inc.	17,221	877,927
Employers Holdings, Inc.	18,201	918,786
Greenlight Capital Re Ltd. Class A (a)	41,245	667,344
Horace Mann Educators Corp.	31,435	1,623,618
RLI Corp.	14,400	850,608
Safety Insurance Group, Inc.	16,174	1,210,786
Selective Insurance Group, Inc.	14,048	1,362,796
White Mountains Insurance Group Ltd.	505	1,047,062
		9,382,383
INTERACTIVE MEDIA & SERVICES — 0.4%
People, Inc. (a) (b)	9,322	430,304
Yelp, Inc. (a) (b)	21,001	514,944
		945,248
IT SERVICES — 0.3%
DXC Technology Co. (a) (b)	25,729	227,701
Security Description	Shares	Value
Everforth, Inc. (a)	12,648	$226,020
Hackett Group, Inc.	28,583	307,839
		761,560
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Johnson Outdoors, Inc. Class A	8,937	411,459
Mattel, Inc. (a)	24,904	345,668
Sturm Ruger & Co., Inc.	11,222	424,753
		1,181,880
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Avantor, Inc. (a)	49,205	487,129
Azenta, Inc. (a) (b)	8,488	216,614
Bruker Corp. (b)	8,953	538,791
Mesa Laboratories, Inc.	3,161	314,678
Stevanato Group SpA	18,114	327,320
		1,884,532
MACHINERY — 2.6%
Alamo Group, Inc.	2,722	447,742
Albany International Corp. Class A	6,810	507,345
Atmus Filtration Technologies, Inc.	6,665	339,848
Enerpac Tool Group Corp.	12,189	437,098
Franklin Electric Co., Inc.	8,199	878,851
Gorman-Rupp Co. (b)	8,118	744,745
Kadant, Inc. (b)	1,366	429,238
Lindsay Corp. (b)	4,331	536,178
Miller Industries, Inc.	8,003	409,353
Mueller Water Products, Inc. Class A	18,287	472,353
Standex International Corp. (b)	1,783	637,726
Tennant Co. (b)	9,839	861,306
		6,701,783
MEDIA — 0.4%
Boston Omaha Corp. Class A (a) (b)	38,922	530,896
John Wiley & Sons, Inc. Class A (b)	12,070	585,516
		1,116,412
METALS & MINING — 0.4%
Materion Corp.	2,494	741,690
Warrior Met Coal, Inc.	3,530	286,495
		1,028,185
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.6%
Blackstone Mortgage Trust, Inc. Class A REIT (b)	40,100	679,695
Dynex Capital, Inc. REIT (b)	66,290	869,062
Ellington Financial, Inc. REIT (b)	73,110	995,027
Ladder Capital Corp. REIT	95,405	949,280
Rithm Capital Corp. REIT (b)	64,818	608,641
		4,101,705
MULTI-UTILITIES — 1.0%
Avista Corp.	27,159	1,111,075
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Northwestern Energy Group, Inc.	20,704	$1,482,820
		2,593,895
OFFICE REITs — 0.8%
Easterly Government Properties, Inc. REIT	31,747	791,453
Postal Realty Trust, Inc. Class A REIT (b)	46,801	1,153,176
		1,944,629
OIL, GAS & CONSUMABLE FUELS — 1.5%
California Resources Corp.	4,524	239,184
CNX Resources Corp. (a)	9,020	306,049
Diversified Energy Co.	20,600	285,516
Geopark Ltd. (b)	37,653	342,642
Golar LNG Ltd. (b)	6,791	338,463
Gulfport Energy Corp. (a)	1,891	320,903
Magnolia Oil & Gas Corp. Class A	11,976	306,346
REX American Resources Corp. (a)	10,175	459,401
Sabine Royalty Trust	6,404	468,773
SFL Corp. Ltd.	44,472	453,614
Vitesse Energy, Inc. (b)	23,900	376,903
		3,897,794
PERSONAL CARE PRODUCTS — 0.3%
BellRing Brands, Inc. (a)	15,864	205,280
Nature's Sunshine Products, Inc. (a) (b)	7,372	160,710
USANA Health Sciences, Inc. (a)	16,781	358,274
		724,264
PHARMACEUTICALS — 1.9%
Amphastar Pharmaceuticals, Inc. (a)	10,673	215,381
ANI Pharmaceuticals, Inc. (a)	3,235	267,793
Collegium Pharmaceutical, Inc. (a) (b)	8,508	307,990
Harmony Biosciences Holdings, Inc. (a)	7,015	255,416
Indivior Pharmaceuticals, Inc. (a)	5,424	222,547
Innoviva, Inc. (a)	23,600	535,956
Ligand Pharmaceuticals, Inc. (a) (b)	1,301	411,233
Organon & Co.	31,321	424,086
Pacira BioSciences, Inc. (a) (b)	11,007	279,248
Perrigo Co. PLC	31,870	331,129
Phibro Animal Health Corp. Class A	4,349	136,559
Prestige Consumer Healthcare, Inc. (a)	11,333	535,711
Supernus Pharmaceuticals, Inc. (a)	7,175	333,709
Theravance Biopharma, Inc. (a)	17,223	292,791
Zevra Therapeutics, Inc. (a)	17,584	252,155
		4,801,704
PROFESSIONAL SERVICES — 3.2%
Alight, Inc. Class A	305,062	170,835
Security Description	Shares	Value
Barrett Business Services, Inc.	17,404	$618,190
CBIZ, Inc. (a) (b)	17,739	569,067
Concentrix Corp. (b)	8,574	192,100
ExlService Holdings, Inc. (a)	16,713	432,198
Exponent, Inc.	9,527	559,807
FTI Consulting, Inc. (a)	4,849	722,550
Huron Consulting Group, Inc. (a)	4,859	438,087
ICF International, Inc.	6,675	486,341
KBR, Inc.	17,299	597,334
Kforce, Inc.	17,700	830,484
Korn Ferry	9,141	608,608
Maximus, Inc.	9,857	529,912
Robert Half, Inc. (b)	17,414	534,610
Science Applications International Corp.	6,723	742,286
Verra Mobility Corp. (a)	35,623	151,398
		8,183,807
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
FRP Holdings, Inc. (a)	23,566	588,914
RMR Group, Inc. Class A (b)	41,335	848,608
Tejon Ranch Co. (a) (b)	38,912	727,654
		2,165,176
RESIDENTIAL REITs — 0.3%
UMH Properties, Inc. REIT	45,154	683,632
RETAIL REITs — 3.2%
Acadia Realty Trust REIT (b)	34,268	716,544
Getty Realty Corp. REIT (b)	32,101	1,070,889
Kite Realty Group Trust REIT	36,153	1,026,022
NETSTREIT Corp. (b)	44,164	933,185
Phillips Edison & Co., Inc. REIT	38,882	1,618,269
Saul Centers, Inc. REIT (b)	23,715	886,704
Urban Edge Properties REIT	42,938	982,421
Whitestone REIT	46,760	886,570
		8,120,604
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Cohu, Inc. (a) (b)	11,819	873,542
NVE Corp. (b)	4,759	497,554
Power Integrations, Inc.	6,890	577,106
Veeco Instruments, Inc. (a)	11,182	847,596
		2,795,798
SOFTWARE — 3.6%
A10 Networks, Inc.	15,362	573,924
ACI Worldwide, Inc. (a)	8,771	441,094
Alarm.com Holdings, Inc. (a)	10,285	480,515
Blackbaud, Inc. (a) (b)	9,373	277,628
BlackLine, Inc. (a) (b)	9,744	273,514
Box, Inc. Class A (a)	16,170	429,152
CCC Intelligent Solutions Holdings, Inc. (a)	65,729	339,162
Commvault Systems, Inc. (a)	4,580	649,123
Daily Journal Corp. (a) (b)	829	498,387
I3 Verticals, Inc. Class A (a) (b)	14,444	308,524
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
nCino, Inc. (a) (b)	18,844	$308,099
NCR Voyix Corp. (a) (b)	41,105	335,828
Ooma, Inc. (a)	20,836	400,468
PagerDuty, Inc. (a)	39,500	381,175
Progress Software Corp. (a) (b)	18,299	614,480
Qualys, Inc. (a)	3,730	512,838
Radware Ltd. (a)	12,644	390,194
Sapiens International Corp. NV (a)	11,899	517,607
SPS Commerce, Inc. (a)	4,777	273,101
Tenable Holdings, Inc. (a)	23,915	881,985
Workiva, Inc. (a)	5,251	254,726
		9,141,524
SPECIALIZED REITs — 0.5%
Four Corners Property Trust, Inc. REIT	49,245	1,208,965
SPECIALTY RETAIL — 0.6%
Group 1 Automotive, Inc.	1,460	425,108
Valvoline, Inc. (a)	14,335	566,806
Winmark Corp.	1,123	475,119
		1,467,033
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Diebold Nixdorf, Inc. (a) (b)	4,062	345,351
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Carter's, Inc.	12,467	513,142
Steven Madden Ltd.	10,913	459,437
		972,579
TOBACCO — 0.2%
Universal Corp. (b)	10,209	532,603
TRADING COMPANIES & DISTRIBUTORS — 1.4%
McGrath RentCorp	11,159	1,350,574
MSC Industrial Direct Co., Inc. Class A	10,475	1,246,001
Rush Enterprises, Inc. Class A	7,019	512,282
Transcat, Inc. (a) (b)	3,842	356,422
		3,465,279
Security Description	Shares	Value
WATER UTILITIES — 0.8%
American States Water Co.	17,610	$1,455,114
Artesian Resources Corp. Class A	14,851	504,786
		1,959,900
TOTAL COMMON STOCKS (Cost $218,082,523)		253,247,280
SHORT-TERM INVESTMENTS — 8.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	1,937,581	1,937,581
State Street Navigator Securities Lending Portfolio II (e) (f)	19,872,636	19,872,636
TOTAL SHORT-TERM INVESTMENTS (Cost $21,810,217)		21,810,217
TOTAL INVESTMENTS — 107.9% (Cost $239,892,740)		275,057,497
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(20,191,254)
NET ASSETS — 100.0%		$254,866,243

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	12	09/18/2026	$1,780,814	$1,827,360	$46,546
During the year ended June 30, 2026, the average notional value related to futures contracts was $521,072.
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$252,729,673	$517,607	$—	$253,247,280
Short-Term Investments	21,810,217	—	—	21,810,217
TOTAL INVESTMENTS	$274,539,890	$517,607	$—	$275,057,497
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$46,546	$—	$—	$46,546
TOTAL OTHER FINANCIAL INSTRUMENTS:	$46,546	$—	$—	$46,546
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	307,620	$307,620	$17,718,844	$16,088,883	$—	$—	1,937,581	$1,937,581	$22,748
State Street Navigator Securities Lending Portfolio II	4,691,488	4,691,488	124,046,100	108,864,952	—	—	19,872,636	19,872,636	69,139
Total		$4,999,108	$141,764,944	$124,953,835	$—	$—		$21,810,217	$91,887
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026

	State Street SPDR Russell 1000 Low Volatility Focus ETF	State Street SPDR Russell 1000 Momentum Focus ETF	State Street SPDR Russell 1000 Yield Focus ETF
ASSETS
Investments in unaffiliated issuers, at value*	$340,842,811	$28,946,345	$723,120,826
Investments in affiliated issuers, at value	5,237,099	169,973	2,328,332
Total Investments	346,079,910	29,116,318	725,449,158
Net cash at broker	54,849	2,469	217,189
Cash	67,613	31,434	2,940,857
Receivable from broker — accumulated variation margin on futures contracts	10,260	243	2,489
Receivable for investments sold	—	6,381	359,174
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	583,889	26,295	1,721,208
Dividends receivable — affiliated issuers	2,402	181	7,114
Securities lending income receivable — unaffiliated issuers	53	25	267
Securities lending income receivable — affiliated issuers	2,815	42	1,061
TOTAL ASSETS	346,801,791	29,183,388	730,698,517
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	4,866,652	105,281	2,328,332
Payable for investments purchased	—	31,056	1,771,393
Advisory fee payable	66,962	4,862	134,966
Trustees’ fees and expenses payable	195	72	239
Accrued expenses and other liabilities	2,636	2,636	2,637
TOTAL LIABILITIES	4,936,445	143,907	4,237,567
NET ASSETS	$341,865,346	$29,039,481	$726,460,950
NET ASSETS CONSIST OF:
Paid-in capital	$450,636,125	$138,192,403	$869,320,550
Total distributable earnings (loss)	(108,770,779)	(109,152,922)	(142,859,600)
NET ASSETS	$341,865,346	$29,039,481	$726,460,950
NET ASSET VALUE PER SHARE
Net asset value per share	$143.04	$152.84	$128.12
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,390,000	190,000	5,670,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$323,016,824	$25,909,641	$702,825,720
Investments in affiliated issuers	5,237,099	165,978	2,328,332
Total cost of investments	$328,253,923	$26,075,619	$705,154,052
* Includes investments in securities on loan, at value	$4,483,042	$128,502	$3,979,399
See accompanying notes to financial statements.

State Street SPDR S&P 400 Mid Cap Growth ETF	State Street SPDR S&P 400 Mid Cap Value ETF	State Street SPDR S&P 500 ESG ETF	State Street SPDR S&P 600 Small Cap Growth ETF	State Street SPDR S&P 600 Small Cap Value ETF

$2,920,724,598	$2,736,750,268	$1,091,577,693	$5,219,469,542	$4,879,874,975
102,941,392	46,887,522	2,203,637	135,061,341	274,667,295
3,023,665,990	2,783,637,790	1,093,781,330	5,354,530,883	5,154,542,270
—	—	16,131	—	—
—	—	—	12,843,700	28,875,183
—	—	2,930	—	—
29,214,864	—	—	5,388,239	23,279,475
—	40,263	—	10,188	151,068
1,343,119	3,239,556	569,982	2,517,593	5,270,441
6,425	10,556	2,734	11,432	21,301
17,880	18,450	—	66,293	55,430
16,322	12,964	—	32,076	90,727
3,054,264,600	2,786,959,579	1,094,373,107	5,375,400,404	5,212,285,895

—	—	59	—	—
100,359,840	43,230,854	—	131,745,857	270,130,864
30,051,087	10,023,874	—	18,005,069	50,737,132
353,123	322,526	89,078	600,958	582,614
612	634	472	750	924
2,636	2,637	2,636	2,636	2,637
130,767,298	53,580,525	92,245	150,355,270	321,454,171
$2,923,497,302	$2,733,379,054	$1,094,280,862	$5,225,045,134	$4,890,831,724

$2,907,479,281	$3,158,173,961	$925,949,478	$4,408,287,155	$5,490,409,610
16,018,021	(424,794,907)	168,331,384	816,757,979	(599,577,886)
$2,923,497,302	$2,733,379,054	$1,094,280,862	$5,225,045,134	$4,890,831,724

$112.01	$94.74	$72.95	$119.16	$109.04
26,100,000	28,850,000	15,000,000	43,850,028	44,852,102

$2,314,838,667	$2,484,426,597	$870,030,414	$3,909,423,677	$4,238,630,940
102,941,392	46,887,522	1,649,069	135,061,341	274,667,295
$2,417,780,059	$2,531,314,119	$871,679,483	$4,044,485,018	$4,513,298,235
$231,118,242	$191,682,931	$—	$773,084,652	$862,795,552

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2026

	State Street SPDR S&P 1500 Momentum Tilt ETF	State Street SPDR S&P1500 Value Tilt ETF	State Street SPDR S&P Kensho Clean Power ETF
ASSETS
Investments in unaffiliated issuers, at value*	$165,003,961	$723,341,008	$248,486,055
Investments in affiliated issuers, at value	876,599	7,687,259	9,275,177
Total Investments	165,880,560	731,028,267	257,761,232
Foreign currency, at value	—	—	—
Net cash at broker	47,993	79,430	—
Cash	11,700	—	4,903
Receivable from broker — accumulated variation margin on futures contracts	6,932	3,049	—
Receivable for investments sold	19,144	226,017	—
Dividends receivable — unaffiliated issuers	80,507	596,224	851,426
Dividends receivable — affiliated issuers	1,469	2,250	1,100
Securities lending income receivable — unaffiliated issuers	31	298	2,334
Securities lending income receivable — affiliated issuers	73	1,868	3,999
Receivable for foreign taxes recoverable	56	—	—
TOTAL ASSETS	166,048,465	731,937,403	258,624,994
LIABILITIES
Due to custodian	—	69,855	—
Payable upon return of securities loaned	134,556	5,995,566	8,863,368
Payable for investments purchased	31,328	282,695	—
Payable for fund shares repurchased	—	—	—
Advisory fee payable	16,840	70,733	92,422
Trustees’ fees and expenses payable	31	83	34
Accrued expenses and other liabilities	2,636	2,637	2,637
TOTAL LIABILITIES	185,391	6,421,569	8,958,461
NET ASSETS	$165,863,074	$725,515,834	$249,666,533
NET ASSETS CONSIST OF:
Paid-in capital	$190,322,012	$621,839,362	$404,238,670
Total distributable earnings (loss)	(24,458,938)	103,676,472	(154,572,137)
NET ASSETS	$165,863,074	$725,515,834	$249,666,533
NET ASSET VALUE PER SHARE
Net asset value per share	$312.95	$237.87	$113.23
Shares outstanding (unlimited amount authorized, $0.01 par value)	530,000	3,050,000	2,205,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$158,575,909	$597,189,043	$202,292,467
Investments in affiliated issuers	857,833	7,252,784	9,275,177
Total cost of investments	$159,433,742	$604,441,827	$211,567,644
Foreign currency, at cost	$—	$—	$—
* Includes investments in securities on loan, at value	$152,322	$7,408,179	$18,212,476
See accompanying notes to financial statements.

State Street SPDR S&P Kensho Final Frontiers ETF	State Street SPDR S&P Kensho Future Security ETF	State Street SPDR S&P Kensho Intelligent Structures ETF	State Street SPDR S&P Kensho New Economies Composite ETF	State Street SPDR S&P Kensho Smart Mobility ETF

$246,877,412	$150,554,279	$8,936,740	$2,795,710,047	$22,338,743
20,572,279	12,574,527	722,197	310,678,827	2,096,528
267,449,691	163,128,806	9,658,937	3,106,388,874	24,435,271
—	—	—	15,512	—
—	—	—	—	—
—	3,359	1,256	131,193	2,230
—	—	—	—	—
—	—	—	—	—
28,598	16,025	7,185	2,464,007	1,865
444	233	51	14,549	95
954	8,512	30	135,828	14,555
4,957	11,966	143	290,326	3,333
—	—	—	119,235	1,471
267,484,644	163,168,901	9,667,602	3,109,559,524	24,458,820

—	—	—	—	—
20,230,357	12,461,445	714,942	261,407,653	2,085,379
—	—	—	—	1,899
637	—	—	—	—
90,717	55,248	3,247	478,040	8,365
—	9	—	594	9
2,637	2,639	2,640	2,636	2,636
20,324,348	12,519,341	720,829	261,888,923	2,098,288
$247,160,296	$150,649,560	$8,946,773	$2,847,670,601	$22,360,532

$218,595,487	$133,937,116	$24,743,712	$3,660,756,588	$129,775,350
28,564,809	16,712,444	(15,796,939)	(813,085,987)	(107,414,818)
$247,160,296	$150,649,560	$8,946,773	$2,847,670,601	$22,360,532

$119.40	$112.43	$47.09	$71.58	$39.93
2,070,000	1,340,000	190,000	39,785,000	560,000

$211,120,071	$124,417,801	$8,365,439	$2,289,864,157	$24,547,293
20,572,279	12,574,527	722,197	320,935,799	2,096,528
$231,692,350	$136,992,328	$9,087,636	$2,610,799,956	$26,643,821
$—	$—	$—	$16,031	$—
$21,585,407	$16,813,443	$816,948	$317,670,545	$5,498,730

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2026

	State Street SPDR US Large Cap Low Volatility Index ETF	State Street SPDR US Small Cap Low Volatility Index ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,140,548,192	$253,247,280
Investments in affiliated issuers, at value	10,882,724	21,810,217
Total Investments	1,151,430,916	275,057,497
Net cash at broker	—	94,853
Cash	—	93,354
Receivable from broker — accumulated variation margin on futures contracts	—	46,575
Receivable for investments sold	—	723,787
Receivable for fund shares sold	3,650	—
Dividends receivable — unaffiliated issuers	1,853,786	337,942
Dividends receivable — affiliated issuers	8,646	4,898
Securities lending income receivable — unaffiliated issuers	1,142	2,918
Securities lending income receivable — affiliated issuers	6,048	5,202
Receivable for foreign taxes recoverable	—	125
TOTAL ASSETS	1,153,304,188	276,367,151
LIABILITIES
Due to custodian	1,457	—
Payable upon return of securities loaned	8,729,623	19,872,636
Payable for investments purchased	1,046,943	1,601,261
Advisory fee payable	110,313	24,329
Trustees’ fees and expenses payable	242	46
Accrued expenses and other liabilities	2,636	2,636
TOTAL LIABILITIES	9,891,214	21,500,908
NET ASSETS	$1,143,412,974	$254,866,243
NET ASSETS CONSIST OF:
Paid-in capital	$1,224,882,687	$286,506,729
Total distributable earnings (loss)	(81,469,713)	(31,640,486)
NET ASSETS	$1,143,412,974	$254,866,243
NET ASSET VALUE PER SHARE
Net asset value per share	$181.49	$157.32
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,300,000	1,620,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,092,473,430	$218,082,523
Investments in affiliated issuers	10,882,724	21,810,217
Total cost of investments	$1,103,356,154	$239,892,740
* Includes investments in securities on loan, at value	$20,573,894	$46,123,212
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026

	State Street SPDR Russell 1000 Low Volatility Focus ETF	State Street SPDR Russell 1000 Momentum Focus ETF	State Street SPDR Russell 1000 Yield Focus ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$2,704	$313	$6,377
Dividend income — unaffiliated issuers	10,914,572	896,801	27,993,201
Dividend income — affiliated issuers	29,465	4,757	77,874
Unaffiliated securities lending income	3,816	390	2,348
Affiliated securities lending income	22,904	1,589	20,182
Foreign taxes withheld	(18,143)	(2,692)	(38,848)
TOTAL INVESTMENT INCOME (LOSS)	10,955,318	901,158	28,061,134
EXPENSES
Advisory fee	1,088,546	122,967	1,685,487
Trustees’ fees and expenses	4,090	485	6,156
Miscellaneous expenses	2,645	2,637	2,650
TOTAL EXPENSES	1,095,281	126,089	1,694,293
NET INVESTMENT INCOME (LOSS)	$9,860,037	$775,069	$26,366,841
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(9,517,809)	(1,872,295)	(28,004,163)
Investments — affiliated issuers	—	6,121	—
In-kind redemptions — unaffiliated issuers	100,516,451	24,316,746	163,633,777
In-kind redemptions — affiliated issuers	—	6,882	—
Futures contracts	164,550	23,286	491,865
Net realized gain (loss)	91,163,192	22,480,740	136,121,479
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(36,027,971)	(11,708,675)	9,799,453
Investments — affiliated issuers	—	(5,105)	—
Futures contracts	(15,599)	(4,930)	(66,498)
Net change in unrealized appreciation/depreciation	(36,043,570)	(11,718,710)	9,732,955
NET REALIZED AND UNREALIZED GAIN (LOSS)	55,119,622	10,762,030	145,854,434
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$64,979,659	$11,537,099	$172,221,275
See accompanying notes to financial statements.

State Street SPDR S&P 400 Mid Cap Growth ETF	State Street SPDR S&P 400 Mid Cap Value ETF	State Street SPDR S&P 500 ESG ETF	State Street SPDR S&P 600 Small Cap Growth ETF	State Street SPDR S&P 600 Small Cap Value ETF

$—	$—	$2,285	$—	$—
20,340,766	49,207,634	12,630,587	39,324,374	84,570,062
59,103	93,003	74,785	110,662	196,876
239,484	202,401	—	533,465	946,539
259,156	259,334	—	580,785	947,438
(51,516)	—	(1,059)	(50,456)	(43,180)
20,846,993	49,762,372	12,706,598	40,498,830	86,617,735

3,781,844	3,720,215	1,091,328	5,835,799	6,299,411
17,547	17,493	8,620	25,943	29,045
2,676	2,675	2,655	2,696	2,703
3,802,067	3,740,383	1,102,603	5,864,438	6,331,159
$17,044,926	$46,021,989	$11,603,995	$34,634,392	$80,286,576

116,445,564	52,986,309	(3,113,978)	207,936,056	368,641,623
—	—	781	—	—
117,500,250	36,807,151	140,315,375	154,697,190	94,465,351
—	—	125,730	—	—
—	—	254,443	—	—
233,945,814	89,793,460	137,582,351	362,633,246	463,106,974

424,322,383	350,641,168	102,899,402	874,418,293	853,304,573
—	—	349,037	—	—
—	—	(20,241)	—	—
424,322,383	350,641,168	103,228,198	874,418,293	853,304,573
658,268,197	440,434,628	240,810,549	1,237,051,539	1,316,411,547
$675,313,123	$486,456,617	$252,414,544	$1,271,685,931	$1,396,698,123

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2026

	State Street SPDR S&P 1500 Momentum Tilt ETF	State Street SPDR S&P1500 Value Tilt ETF	State Street SPDR S&P Kensho Clean Power ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$147	$308	$—
Dividend income — unaffiliated issuers	1,636,488	11,369,600	2,763,722
Dividend income — affiliated issuers	10,725	40,794	8,616
Unaffiliated securities lending income	216	2,572	79,995
Affiliated securities lending income	691	11,813	148,973
Foreign taxes withheld	(311)	(1,800)	(42,024)
TOTAL INVESTMENT INCOME (LOSS)	1,647,956	11,423,287	2,959,282
EXPENSES
Advisory fee	191,020	707,652	872,143
Trustees’ fees and expenses	1,128	3,869	1,082
Miscellaneous expenses	2,638	2,645	2,639
TOTAL EXPENSES	194,786	714,166	875,864
NET INVESTMENT INCOME (LOSS)	$1,453,170	$10,709,121	$2,083,418
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(10,323,640)	(8,715,719)	(2,641,130)
Investments — affiliated issuers	549	2,446	—
In-kind redemptions — unaffiliated issuers	65,661,512	67,899,011	33,539,312
In-kind redemptions — affiliated issuers	43,094	53,658	—
Foreign currency transactions	—	—	(163)
Futures contracts	26,722	126,944	—
Net realized gain (loss)	55,408,237	59,366,340	30,898,019
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(30,471,702)	69,201,432	80,790,067
Investments — affiliated issuers	1,778	298,832	—
Foreign currency translations	—	—	(468)
Futures contracts	6,927	3,039	—
Net change in unrealized appreciation/depreciation	(30,462,997)	69,503,303	80,789,599
NET REALIZED AND UNREALIZED GAIN (LOSS)	24,945,240	128,869,643	111,687,618
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$26,398,410	$139,578,764	$113,771,036
See accompanying notes to financial statements.

State Street SPDR S&P Kensho Final Frontiers ETF	State Street SPDR S&P Kensho Future Security ETF	State Street SPDR S&P Kensho Intelligent Structures ETF	State Street SPDR S&P Kensho New Economies Composite ETF	State Street SPDR S&P Kensho Smart Mobility ETF

$—	$—	$—	$—	$—
520,925	434,020	80,660	18,752,416	147,005
1,198	2,259	532	101,686	1,158
3,731	63,820	789	2,108,570	83,373
14,920	151,627	2,236	3,375,562	39,448
(2,511)	(3,126)	(2,185)	(532,446)	(9,724)
538,263	648,600	82,032	23,805,788	261,260

350,510	470,267	39,599	5,083,697	95,614
275	656	50	17,627	113
2,637	2,638	2,637	2,675	2,637
353,422	473,561	42,286	5,103,999	98,364
$184,841	$175,039	$39,746	$18,701,789	$162,896

(3,789,400)	(1,542,243)	550,114	(164,225,998)	(1,282,621)
—	—	—	(6,913,586)	—
6,556,012	26,081,587	1,586,378	677,270,029	675,737
—	—	—	—	—
—	—	(98)	(4,543)	—
—	—	—	—	—
2,766,612	24,539,344	2,136,394	506,125,902	(606,884)

29,768,874	18,945,651	582,934	252,859,057	6,238,233
—	—	—	(10,256,972)	—
—	—	(20)	(2,219)	—
—	—	—	—	—
29,768,874	18,945,651	582,914	242,599,866	6,238,233
32,535,486	43,484,995	2,719,308	748,725,768	5,631,349
$32,720,327	$43,660,034	$2,759,054	$767,427,557	$5,794,245

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2026

	State Street SPDR US Large Cap Low Volatility Index ETF	State Street SPDR US Small Cap Low Volatility Index ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$610
Dividend income — unaffiliated issuers	24,510,976	5,402,420
Dividend income — affiliated issuers	70,802	22,748
Unaffiliated securities lending income	10,654	20,927
Affiliated securities lending income	23,475	69,139
Foreign taxes withheld	(13,155)	(7,726)
TOTAL INVESTMENT INCOME (LOSS)	24,602,752	5,508,118
EXPENSES
Advisory fee	1,341,604	255,199
Trustees’ fees and expenses	8,091	1,483
Miscellaneous expenses	2,654	2,640
TOTAL EXPENSES	1,352,349	259,322
NET INVESTMENT INCOME (LOSS)	$23,250,403	$5,248,796
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(46,745,830)	(6,943,053)
In-kind redemptions — unaffiliated issuers	129,811,810	27,054,068
Futures contracts	—	254,439
Net realized gain (loss)	83,065,980	20,365,454
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(35,868,279)	31,258,851
Futures contracts	—	46,546
Net change in unrealized appreciation/depreciation	(35,868,279)	31,305,397
NET REALIZED AND UNREALIZED GAIN (LOSS)	47,197,701	51,670,851
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$70,448,104	$56,919,647
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street SPDR Russell 1000 Low Volatility Focus ETF		State Street SPDR Russell 1000 Momentum Focus ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,860,037	$11,340,395	$775,069	$1,355,491
Net realized gain (loss)	91,163,192	54,846,367	22,480,740	21,168,766
Net change in unrealized appreciation/depreciation	(36,043,570)	4,545,186	(11,718,710)	(7,525,936)
Net increase (decrease) in net assets resulting from operations	64,979,659	70,731,948	11,537,099	14,998,321
Net equalization credits and charges	1,229,819	(75,041)	260,205	164,734
Distributions to shareholders	(10,153,092)	(11,789,931)	(824,695)	(1,404,592)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	106,841,469	156,466,309	19,024,176	2,223,897
Cost of shares redeemed	(407,311,808)	(259,430,888)	(93,265,521)	(69,000,951)
Net income equalization	(1,229,819)	75,041	(260,205)	(164,734)
Other capital	225	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(301,699,933)	(102,889,538)	(74,501,550)	(66,941,788)
Net increase (decrease) in net assets during the period	(245,643,547)	(44,022,562)	(63,528,941)	(53,183,325)
Net assets at beginning of period	587,508,893	631,531,455	92,568,422	145,751,747
NET ASSETS AT END OF PERIOD	$341,865,346	$587,508,893	$29,039,481	$92,568,422
SHARES OF BENEFICIAL INTEREST:
Shares sold	750,000	1,230,000	140,000	20,000
Shares redeemed	(2,910,000)	(2,020,000)	(700,000)	(590,000)
Net increase (decrease) from share transactions	(2,160,000)	(790,000)	(560,000)	(570,000)
See accompanying notes to financial statements.

State Street SPDR Russell 1000 Yield Focus ETF		State Street SPDR S&P 400 Mid Cap Growth ETF		State Street SPDR S&P 400 Mid Cap Value ETF
Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25

$26,366,841	$27,022,599	$17,044,926	$21,082,627	$46,021,989	$52,214,307
136,121,479	45,314,740	233,945,814	7,355,211	89,793,460	321,486,664
9,732,955	(12,494,616)	424,322,383	9,053,592	350,641,168	(126,389,611)
172,221,275	59,842,723	675,313,123	37,491,430	486,456,617	247,311,360
(11,431)	(109,472)	3,619	781,981	(105,330)	(2,338,652)
(26,007,564)	(26,273,241)	(16,634,536)	(22,550,206)	(45,503,534)	(49,303,555)

418,194,363	389,996,480	330,518,925	546,005,946	180,599,513	2,160,097,282
(678,540,590)	(368,277,746)	(328,002,401)	(750,501,964)	(266,820,888)	(2,398,391,719)
11,431	109,472	(3,619)	(781,981)	105,330	2,338,652
1,719	—	—	—	—	—
(260,333,077)	21,828,206	2,512,905	(205,277,999)	(86,116,045)	(235,955,785)
(114,130,797)	55,288,216	661,195,111	(189,554,794)	354,731,708	(40,286,632)
840,591,747	785,303,531	2,262,302,191	2,451,856,985	2,378,647,346	2,418,933,978
$726,460,950	$840,591,747	$2,923,497,302	$2,262,302,191	$2,733,379,054	$2,378,647,346

3,380,000	3,630,000	3,300,000	6,300,000	2,050,000	26,700,000
(5,480,000)	(3,420,000)	(3,250,000)	(9,400,000)	(3,150,000)	(29,900,000)
(2,100,000)	210,000	50,000	(3,100,000)	(1,100,000)	(3,200,000)

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street SPDR S&P 500 ESG ETF		State Street SPDR S&P 600 Small Cap Growth ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,603,995	$18,880,958	$34,634,392	$38,191,291
Net realized gain (loss)	137,582,351	225,268,721	362,633,246	140,148,068
Net change in unrealized appreciation/depreciation	103,228,198	(128,571,592)	874,418,293	(66,634,281)
Net increase (decrease) in net assets resulting from operations	252,414,544	115,578,087	1,271,685,931	111,705,078
Net equalization credits and charges	(143,802)	(147,361)	427,965	400,813
Distributions to shareholders	(11,474,236)	(18,691,744)	(30,710,306)	(43,845,204)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	247,109,845	668,390,130	961,712,198	510,153,487
Cost of shares redeemed	(529,452,585)	(914,044,235)	(378,075,179)	(404,524,845)
Net income equalization	143,802	147,361	(427,965)	(400,813)
Net increase (decrease) in net assets from beneficial interest transactions	(282,198,938)	(245,506,744)	583,209,054	105,227,829
Net increase (decrease) in net assets during the period	(41,402,432)	(148,767,762)	1,824,612,644	173,488,516
Net assets at beginning of period	1,135,683,294	1,284,451,056	3,400,432,490	3,226,943,974
NET ASSETS AT END OF PERIOD	$1,094,280,862	$1,135,683,294	$5,225,045,134	$3,400,432,490
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,600,000	12,075,000	9,500,000	5,650,000
Shares redeemed	(8,000,000)	(16,875,000)	(4,000,000)	(4,900,000)
Net increase (decrease) from share transactions	(4,400,000)	(4,800,000)	5,500,000	750,000
See accompanying notes to financial statements.

State Street SPDR S&P 600 Small Cap Value ETF		State Street SPDR S&P 1500 Momentum Tilt ETF		State Street SPDR S&P 1500 Value Tilt ETF
Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25

$80,286,576	$73,420,348	$1,453,170	$1,298,190	$10,709,121	$8,489,927
463,106,974	195,364,395	55,408,237	7,415,608	59,366,340	16,361,105
853,304,573	(137,270,799)	(30,462,997)	3,778,427	69,503,303	27,933,931
1,396,698,123	131,513,944	26,398,410	12,492,225	139,578,764	52,784,963
319,485	(294,512)	(8,063)	35,051	263,742	119,808
(88,449,484)	(88,961,643)	(1,451,344)	(1,338,990)	(10,896,015)	(8,591,316)

463,005,743	1,610,610,147	175,172,525	66,558,368	249,051,945	144,579,103
(519,461,608)	(1,660,796,998)	(180,947,127)	(37,821,415)	(132,494,963)	(61,410,614)
(319,485)	294,512	8,063	(35,051)	(263,742)	(119,808)
(56,775,350)	(49,892,339)	(5,766,539)	28,701,902	116,293,240	83,048,681
1,251,792,774	(7,634,550)	19,172,464	39,890,188	245,239,731	127,362,136
3,639,038,950	3,646,673,500	146,690,610	106,800,422	480,276,103	352,913,967
$4,890,831,724	$3,639,038,950	$165,863,074	$146,690,610	$725,515,834	$480,276,103

4,700,000	18,450,000	580,000	260,000	1,140,000	780,000
(5,450,000)	(19,350,000)	(600,000)	(150,000)	(590,000)	(330,000)
(750,000)	(900,000)	(20,000)	110,000	550,000	450,000

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street SPDR S&P Kensho Clean Power ETF		State Street SPDR S&P Kensho Final Frontiers ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,083,418	$1,311,121	$184,841	$102,086
Net realized gain (loss)	30,898,019	(60,181,429)	2,766,612	3,177,568
Net change in unrealized appreciation/depreciation	80,789,599	56,437,538	29,768,874	3,606,396
Net increase (decrease) in net assets resulting from operations	113,771,036	(2,432,770)	32,720,327	6,886,050
Net equalization credits and charges	(78,181)	(37,710)	(119,855)	614
Distributions to shareholders	(2,572,859)	(1,592,496)	(225,563)	(121,960)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	74,222,466	9,747,707	201,540,355	5,939,804
Cost of shares redeemed	(57,896,534)	(62,526,274)	(9,413,795)	(5,355,354)
Net income equalization	78,181	37,710	119,855	(614)
Net increase (decrease) in net assets from beneficial interest transactions	16,404,113	(52,740,857)	192,246,415	583,836
Net increase (decrease) in net assets during the period	127,524,109	(56,803,833)	224,621,324	7,348,540
Net assets at beginning of period	122,142,424	178,946,257	22,538,972	15,190,432
NET ASSETS AT END OF PERIOD	$249,666,533	$122,142,424	$247,160,296	$22,538,972
SHARES OF BENEFICIAL INTEREST:
Shares sold	780,000	170,000	1,820,000	110,000
Shares redeemed	(630,000)	(1,080,000)	(100,000)	(100,000)
Net increase (decrease) from share transactions	150,000	(910,000)	1,720,000	10,000
See accompanying notes to financial statements.

State Street SPDR S&P Kensho Future Security ETF		State Street SPDR S&P Kensho Intelligent Structures ETF		State Street SPDR S&P Kensho New Economies Composite ETF
Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25

$175,039	$153,505	$39,746	$64,617	$18,701,789	$19,251,264
24,539,344	13,720,121	2,136,394	(4,654,837)	506,125,902	222,183,315
18,945,651	3,830,684	582,914	5,383,643	242,599,866	145,579,123
43,660,034	17,704,310	2,759,054	793,423	767,427,557	387,013,702
1,488	(2,515)	6,824	2,215	757,425	(521,093)
(159,904)	(144,112)	(49,328)	(74,522)	(41,596,347)	(21,708,860)

83,622,093	45,345,413	1,243,945	—	1,256,723,332	936,588,728
(50,170,876)	(46,917,770)	(3,507,270)	(5,530,877)	(1,427,033,804)	(893,487,287)
(1,488)	2,515	(6,824)	(2,215)	(757,425)	521,093
33,449,729	(1,569,842)	(2,270,149)	(5,533,092)	(171,067,897)	43,622,534
76,951,347	15,987,841	446,401	(4,811,976)	555,520,738	408,406,283
73,698,213	57,710,372	8,500,372	13,312,348	2,292,149,863	1,883,743,580
$150,649,560	$73,698,213	$8,946,773	$8,500,372	$2,847,670,601	$2,292,149,863

900,000	670,000	30,000	—	19,460,000	18,570,000
(530,000)	(720,000)	(80,000)	(160,000)	(21,790,000)	(17,350,000)
370,000	(50,000)	(50,000)	(160,000)	(2,330,000)	1,220,000

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street SPDR S&P Kensho Smart Mobility ETF		State Street SPDR US Large Cap Low Volatility Index ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$162,896	$640,887	$23,250,403	$17,325,470
Net realized gain (loss)	(606,884)	(10,963,071)	83,065,980	73,691,597
Net change in unrealized appreciation/depreciation	6,238,233	12,776,438	(35,868,279)	38,298,639
Net increase (decrease) in net assets resulting from operations	5,794,245	2,454,254	70,448,104	129,315,706
Net equalization credits and charges	111,815	460,025	(93,264)	(1,727,248)
Distributions to shareholders	(377,475)	(715,913)	(23,531,448)	(17,718,170)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,307,545	15,552,236	569,694,094	699,583,946
Cost of shares redeemed	(5,621,820)	(40,248,032)	(565,672,386)	(414,084,084)
Net income equalization	(111,815)	(460,025)	93,264	1,727,248
Net increase (decrease) in net assets from beneficial interest transactions	(4,426,090)	(25,155,821)	4,114,972	287,227,110
Net increase (decrease) in net assets during the period	1,102,495	(22,957,455)	50,938,364	397,097,398
Net assets at beginning of period	21,258,037	44,215,492	1,092,474,610	695,377,212
NET ASSETS AT END OF PERIOD	$22,360,532	$21,258,037	$1,143,412,974	$1,092,474,610
SHARES OF BENEFICIAL INTEREST:
Shares sold	30,000	500,000	3,220,000	4,140,000
Shares redeemed	(170,000)	(1,390,000)	(3,180,000)	(2,430,000)
Net increase (decrease) from share transactions	(140,000)	(890,000)	40,000	1,710,000
See accompanying notes to financial statements.

State Street SPDR US Small Cap Low Volatility Index ETF
Year Ended 6/30/26	Year Ended 6/30/25

$5,248,796	$5,529,560
20,365,454	11,367,878
31,305,397	11,298,272
56,919,647	28,195,710
(37,845)	(84,320)
(5,542,347)	(5,752,092)

86,357,016	99,628,014
(83,017,501)	(93,649,633)
37,845	84,320
3,377,360	6,062,701
54,716,815	28,421,999
200,149,428	171,727,429
$254,866,243	$200,149,428

630,000	800,000
(610,000)	(760,000)
20,000	40,000

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street SPDR Russell 1000 Low Volatility Focus ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$129.12	$118.26	$108.47	$98.00	$103.93
Income (loss) from investment operations:
Net investment income (loss) (a)	2.45	2.28	2.04	1.84	1.60
Net realized and unrealized gain (loss) (b)	13.82	11.06	9.89	10.61	(5.82)
Total from investment operations	16.27	13.34	11.93	12.45	(4.22)
Net equalization credits and charges (a)	0.31	(0.02)	(0.03)	0.00 (c)	(0.02)
Other capital	0.00 (c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(2.66)	(2.46)	(2.11)	(1.98)	(1.69)
Net asset value, end of period	$143.04	$129.12	$118.26	$108.47	$98.00
Total return (d)	12.96%	11.30%	11.07%	12.87%	(4.20)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$341,865	$587,509	$631,531	$546,670	$540,953
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.21%	0.20%
Net investment income (loss)	1.81%	1.79%	1.80%	1.78%	1.49%
Portfolio turnover rate (e)	22%	25%	34%	30%	27%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Russell 1000 Momentum Focus ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$123.42	$110.42	$98.00	$85.87	$98.81
Income (loss) from investment operations:
Net investment income (loss) (a)	1.64	1.55	1.28	1.63	1.45
Net realized and unrealized gain (loss) (b)	29.04	12.94	12.50	12.32	(13.03)
Total from investment operations	30.68	14.49	13.78	13.95	(11.58)
Net equalization credits and charges (a)	0.55	0.19	0.04	(0.04)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(1.81)	(1.68)	(1.40)	(1.78)	(1.36)
Net asset value, end of period	$152.84	$123.42	$110.42	$98.00	$85.87
Total return (d)	25.48%	13.36%	14.17%	16.40%	(11.87)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$29,039	$92,568	$145,752	$156,805	$267,926
Ratios to average net assets:
Total expenses	0.21%	0.20%	0.20%	0.21%	0.20%
Net investment income (loss)	1.26%	1.32%	1.25%	1.76%	1.46%
Portfolio turnover rate (e)	49%	42%	50%	37%	44%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Russell 1000 Yield Focus ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$108.18	$103.88	$95.25	$89.12	$94.82
Income (loss) from investment operations:
Net investment income (loss) (a)	3.68	3.56	3.41	3.05	2.76
Net realized and unrealized gain (loss) (b)	19.93	4.22	8.55	6.18	(5.91)
Total from investment operations	23.61	7.78	11.96	9.23	(3.15)
Net equalization credits and charges (a)	(0.00)(c)	(0.01)	0.00 (c)	(0.00)(c)	0.02
Other capital	0.00 (c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(3.67)	(3.47)	(3.33)	(3.10)	(2.57)
Net asset value, end of period	$128.12	$108.18	$103.88	$95.25	$89.12
Total return (d)	22.14%	7.49%	12.72%	10.59%	(3.45)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$726,461	$840,592	$785,304	$759,173	$779,832
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.21%	0.20%
Net investment income (loss)	3.13%	3.26%	3.45%	3.26%	2.83%
Portfolio turnover rate (e)	37%	29%	35%	33%	40%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P 400 Mid Cap Growth ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$86.84	$84.11	$71.68	$60.97	$77.52
Income (loss) from investment operations:
Net investment income (loss) (a)	0.65	0.70	0.79	0.77	0.55
Net realized and unrealized gain (loss) (b)	25.15	2.75	12.52	10.79	(16.50)
Total from investment operations	25.80	3.45	13.31	11.56	(15.95)
Net equalization credits and charges (a)	0.00 (c)	0.03	(0.03)	(0.01)	0.08
Distributions to shareholders from:
Net investment income	(0.63)	(0.75)	(0.85)	(0.84)	(0.68)
Net asset value, end of period	$112.01	$86.84	$84.11	$71.68	$60.97
Total return (d)	29.82%	4.15%	18.65%	19.07%	(20.61)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,923,497	$2,262,302	$2,451,857	$1,849,233	$1,289,549
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.16%	0.15%
Net investment income (loss)	0.68%	0.81%	1.02%	1.15%	0.73%
Portfolio turnover rate (e)	53%	41%	51%	52%	43%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P 400 Mid Cap Value ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$79.42	$72.97	$68.76	$60.51	$67.55
Income (loss) from investment operations:
Net investment income (loss) (a)	1.60	1.54	1.30	1.28	1.16
Net realized and unrealized gain (loss) (b)	15.31	6.48	4.22	8.21	(7.00)
Total from investment operations	16.91	8.02	5.52	9.49	(5.84)
Net equalization credits and charges (a)	—	(0.07)	(0.04)	(0.02)	0.01
Distributions to shareholders from:
Net investment income	(1.59)	(1.50)	(1.27)	(1.22)	(1.21)
Net asset value, end of period	$94.74	$79.42	$72.97	$68.76	$60.51
Total return (c)	21.49%	10.92%	8.02%	15.84%	(8.78)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,733,379	$2,378,647	$2,418,934	$2,224,494	$1,431,126
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.86%	1.95%	1.86%	1.94%	1.71%
Portfolio turnover rate (d)	38%	37%	41%	46%	32%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P 500 ESG ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$58.54	$53.08	$43.05	$36.21	$40.12
Income (loss) from investment operations:
Net investment income (loss) (a)	0.69	0.69	0.64	0.63	0.57
Net realized and unrealized gain (loss) (b)	14.43	5.47	10.02	6.80	(3.97)
Total from investment operations	15.12	6.16	10.66	7.43	(3.40)
Net equalization credits and charges (a)	(0.01)	(0.01)	0.01	0.04	0.05
Distributions to shareholders from:
Net investment income	(0.70)	(0.69)	(0.64)	(0.63)	(0.56)
Net asset value, end of period	$72.95	$58.54	$53.08	$43.05	$36.21
Total return (c)	25.94%	11.66%	24.95%	20.86%	(8.48)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,094,281	$1,135,683	$1,284,451	$886,892	$434,577
Ratios to average net assets:
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	1.06%	1.25%	1.38%	1.63%	1.36%
Portfolio turnover rate (d)	16%	13%	12%	12%	6%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P 600 Small Cap Growth ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$88.67	$85.82	$76.91	$70.53	$88.70
Income (loss) from investment operations:
Net investment income (loss) (a)	0.88	0.98	0.97	0.96	0.80
Net realized and unrealized gain (loss) (b)	30.36	2.97	8.87	6.38	(18.19)
Total from investment operations	31.24	3.95	9.84	7.34	(17.39)
Net equalization credits and charges (a)	0.01	0.01	0.01	0.01	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.76)	(1.11)	(0.94)	(0.97)	(0.78)
Net asset value, end of period	$119.16	$88.67	$85.82	$76.91	$70.53
Total return (d)	35.40%	4.61%	12.88%	10.53%	(19.74)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,225,045	$3,400,432	$3,226,944	$2,530,443	$2,038,288
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.16%	0.15%
Net investment income (loss)	0.89%	1.10%	1.21%	1.30%	0.95%
Portfolio turnover rate (e)	53%	50%	53%	48%	44%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P 600 Small Cap Value ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$79.80	$78.42	$77.18	$72.36	$85.72
Income (loss) from investment operations:
Net investment income (loss) (a)	1.79	1.58	1.65	1.45	1.41
Net realized and unrealized gain (loss) (b)	29.42	1.74	1.48	4.79	(13.35)
Total from investment operations	31.21	3.32	3.13	6.24	(11.94)
Net equalization credits and charges (a)	0.01	(0.01)	(0.01)	(0.01)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(1.98)	(1.93)	(1.88)	(1.41)	(1.42)
Net asset value, end of period	$109.04	$79.80	$78.42	$77.18	$72.36
Total return (d)	39.50%	4.13%	4.06%	8.76%	(14.09)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,890,832	$3,639,039	$3,646,674	$3,824,442	$3,835,224
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.16%	0.15%
Net investment income (loss)	1.91%	1.89%	2.12%	1.90%	1.72%
Portfolio turnover rate (e)	59%	45%	58%	46%	38%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P 1500 Momentum Tilt ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$266.71	$242.73	$185.39	$160.63	$181.66
Income (loss) from investment operations:
Net investment income (loss) (a)	2.66	2.48	2.01	2.93	2.33
Net realized and unrealized gain (loss) (b)	46.30	23.91	57.30	24.60	(21.01)
Total from investment operations	48.96	26.39	59.31	27.53	(18.68)
Net equalization credits and charges (a)	(0.01)	0.07	(0.01)	(0.04)	(0.01)
Contribution from affiliate	—	—	—	0.22	—
Distributions to shareholders from:
Net investment income	(2.71)	(2.48)	(1.96)	(2.95)	(2.34)
Net asset value, end of period	$312.95	$266.71	$242.73	$185.39	$160.63
Total return (c)	18.42%	10.95%	32.16%	17.46%(d)	(10.45)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$165,863	$146,691	$106,800	$83,424	$72,286
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.13%	0.12%
Net investment income (loss)	0.91%	0.98%	0.98%	1.73%	1.24%
Portfolio turnover rate (e)	136%	58%	56%	104%	60%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	If an affiliate had not made a contribution during the period ended June 30, 2023, the total return would have been 17.32%.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P 1500 Value Tilt ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$192.11	$172.15	$148.31	$133.90	$146.31
Income (loss) from investment operations:
Net investment income (loss) (a)	3.89	3.83	3.44	3.12	2.99
Net realized and unrealized gain (loss) (b)	45.65	19.91	23.73	14.42	(12.36)
Total from investment operations	49.54	23.74	27.17	17.54	(9.37)
Net equalization credits and charges (a)	0.10	0.05	0.08	(0.01)	(0.02)
Distributions to shareholders from:
Net investment income	(3.88)	(3.83)	(3.41)	(3.12)	(3.02)
Net asset value, end of period	$237.87	$192.11	$172.15	$148.31	$133.90
Total return (c)	26.05%	13.91%	18.54%	13.29%	(6.60)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$725,516	$480,276	$352,914	$231,357	$203,533
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.13%	0.12%
Net investment income (loss)	1.82%	2.09%	2.16%	2.21%	2.00%
Portfolio turnover rate (d)	14%	17%	13%	14%	11%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Kensho Clean Power ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$59.44	$60.35	$84.70	$78.18	$105.73
Income (loss) from investment operations:
Net investment income (loss) (a)	0.99	0.52	0.82	0.70	1.05
Net realized and unrealized gain (loss) (b)	54.06	(0.77)	(24.14)	6.55	(27.37)
Total from investment operations	55.05	(0.25)	(23.32)	7.25	(26.32)
Net equalization credits and charges (a)	(0.04)	(0.01)	(0.05)	0.04	(0.00)(c)
Distributions to shareholders from:
Net investment income	(1.22)	(0.65)	(0.98)	(0.77)	(1.23)
Net asset value, end of period	$113.23	$59.44	$60.35	$84.70	$78.18
Total return (d)	93.05%	(0.44)%	(27.69)%	9.35%	(25.03)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$249,667	$122,142	$178,946	$339,214	$266,970
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.46%	0.45%
Net investment income (loss)	1.07%	0.87%	1.21%	0.80%	1.15%
Portfolio turnover rate (e)	46%	42%	38%	32%	27%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Kensho Final Frontiers ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$64.40	$44.68	$43.72	$35.32	$42.47
Income (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.29	0.28	0.20	0.18
Net realized and unrealized gain (loss) (b)	55.23	19.78	1.00	8.42	(7.14)
Total from investment operations	55.47	20.07	1.28	8.62	(6.96)
Net equalization credits and charges (a)	(0.16)	0.00 (c)	(0.01)	(0.01)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.31)	(0.35)	(0.31)	(0.21)	(0.19)
Net asset value, end of period	$119.40	$64.40	$44.68	$43.72	$35.32
Total return (d)	86.08%	45.03%	2.93%	24.43%	(16.42)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$247,160	$22,539	$15,190	$17,923	$17,309
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.46%	0.45%
Net investment income (loss)	0.24%	0.55%	0.66%	0.51%	0.45%
Portfolio turnover rate (e)	60%	21%	21%	28%	22%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Kensho Future Security ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$75.98	$56.58	$48.83	$43.97	$51.75
Income (loss) from investment operations:
Net investment income (loss) (a)	0.15	0.13	0.09	0.05	0.23
Net realized and unrealized gain (loss) (b)	36.44	19.40	7.77	4.85	(7.76)
Total from investment operations	36.59	19.53	7.86	4.90	(7.53)
Net equalization credits and charges (a)	0.00 (c)	(0.00)(c)	(0.01)	(0.00)(c)	(0.02)
Distributions to shareholders from:
Net investment income	(0.14)	(0.13)	(0.10)	(0.04)	(0.23)
Net asset value, end of period	$112.43	$75.98	$56.58	$48.83	$43.97
Total return (d)	48.21%	34.54%	16.07%	11.16%	(14.66)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$150,650	$73,698	$57,710	$32,719	$28,580
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.46%	0.45%
Net investment income (loss)	0.17%	0.21%	0.17%	0.10%	0.46%
Portfolio turnover rate (e)	28%	22%	32%	33%	32%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Kensho Intelligent Structures ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$35.42	$33.28	$35.95	$32.12	$47.76
Income (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.21	0.36	0.56	0.37
Net realized and unrealized gain (loss) (b)	11.70	2.18	(2.65)	3.83	(15.59)
Total from investment operations	11.89	2.39	(2.29)	4.39	(15.22)
Net equalization credits and charges (a)	0.03	0.01	(0.01)	(0.01)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.25)	(0.26)	(0.37)	(0.55)	(0.42)
Net asset value, end of period	$47.09	$35.42	$33.28	$35.95	$32.12
Total return (d)	33.72%	7.24%	(6.39)%	13.75%	(32.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,947	$8,500	$13,312	$23,366	$31,157
Ratios to average net assets:
Total expenses	0.48%	0.45%	0.45%	0.46%	0.45%
Net investment income (loss)	0.45%	0.62%	1.07%	1.61%	0.88%
Portfolio turnover rate (e)	36%	25%	31%	31%	32%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Kensho New Economies Composite ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$54.43	$46.06	$44.58	$40.57	$66.83
Income (loss) from investment operations:
Net investment income (loss) (a)	0.46	0.46	0.46	0.56	0.62
Net realized and unrealized gain (loss) (b)	17.71	8.44	1.61	4.03	(26.12)
Total from investment operations	18.17	8.90	2.07	4.59	(25.50)
Net equalization credits and charges (a)	0.02	(0.01)	(0.00)(c)	(0.01)	(0.01)
Distributions to shareholders from:
Net investment income	(1.04)	(0.52)	(0.59)	(0.57)	(0.75)
Net asset value, end of period	$71.58	$54.43	$46.06	$44.58	$40.57
Total return (d)	33.72%	19.38%	4.69%	11.41%	(38.45)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,847,671	$2,292,150	$1,883,744	$1,810,051	$1,537,096
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.21%	0.20%
Net investment income (loss)	0.74%	0.93%	1.04%	1.34%	1.12%
Portfolio turnover rate (e)	49%	45%	59%	62%	61%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Kensho Smart Mobility ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$30.37	$27.81	$33.44	$34.44	$62.05
Income (loss) from investment operations:
Net investment income (loss) (a)	0.27	0.63	0.74	0.71	0.39
Net realized and unrealized gain (loss) (b)	9.74	2.19	(5.49)	(1.13)	(27.65)
Total from investment operations	10.01	2.82	(4.75)	(0.42)	(27.26)
Net equalization credits and charges (a)	0.18	0.45	(0.02)	0.13	0.18
Distributions to shareholders from:
Net investment income	(0.63)	(0.71)	(0.86)	(0.71)	(0.53)
Net asset value, end of period	$39.93	$30.37	$27.81	$33.44	$34.44
Total return (c)	33.88%	11.91%	(14.40)%	(0.71)%	(43.90)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,361	$21,258	$44,215	$53,837	$77,138
Ratios to average net assets:
Total expenses	0.46%	0.45%	0.45%	0.46%	0.45%
Net investment income (loss)	0.77%	2.27%	2.47%	2.11%	0.75%
Portfolio turnover rate (d)	48%	33%	44%	33%	38%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR US Large Cap Low Volatility Index ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$174.52	$152.83	$140.50	$130.93	$133.08
Income (loss) from investment operations:
Net investment income (loss) (a)	3.71	3.38	2.91	2.66	2.09
Net realized and unrealized gain (loss) (b)	7.00	21.98	12.39	9.83	(1.87)
Total from investment operations	10.71	25.36	15.30	12.49	0.22
Net equalization credits and charges (a)	(0.01)	(0.34)	0.22	(0.25)	(0.05)
Distributions to shareholders from:
Net investment income	(3.73)	(3.33)	(3.19)	(2.67)	(2.32)
Net asset value, end of period	$181.49	$174.52	$152.83	$140.50	$130.93
Total return (c)	6.20%	16.44%	11.16%	9.48%	0.05%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,143,413	$1,092,475	$695,377	$817,722	$557,743
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.13%	0.12%
Net investment income (loss)	2.08%	2.00%	2.02%	1.96%	1.50%
Portfolio turnover rate (d)	38%	16%	22%	27%	22%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR US Small Cap Low Volatility Index ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$125.09	$110.08	$103.22	$104.54	$112.64
Income (loss) from investment operations:
Net investment income (loss) (a)	3.36	3.51	2.46	2.84	2.11
Net realized and unrealized gain (loss) (b)	32.42	15.20	7.21	(1.22)	(7.72)
Total from investment operations	35.78	18.71	9.67	1.62	(5.61)
Net equalization credits and charges (a)	(0.02)	(0.05)	0.17	0.01	0.03
Distributions to shareholders from:
Net investment income	(3.53)	(3.65)	(2.98)	(2.95)	(2.52)
Net asset value, end of period	$157.32	$125.09	$110.08	$103.22	$104.54
Total return (c)	29.01%	16.98%	9.65%	1.56%	(5.07)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$254,866	$200,149	$171,727	$190,965	$186,085
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.13%	0.12%
Net investment income (loss)	2.47%	2.80%	2.33%	2.65%	1.86%
Portfolio turnover rate (d)	39%	48%	56%	31%	23%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

1. Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

State Street SPDR Russell 1000 Low Volatility Focus ETF (formerly SPDR Russell 1000 Low Volatility Focus ETF)
State Street SPDR Russell 1000 Momentum Focus ETF (formerly SPDR Russell 1000 Momentum Focus ETF)
State Street SPDR Russell 1000 Yield Focus ETF (formerly SPDR Russell 1000 Yield Focus ETF)
State Street SPDR S&P 400 Mid Cap Growth ETF (formerly SPDR S&P 400 Mid Cap Growth ETF)
State Street SPDR S&P 400 Mid Cap Value ETF (formerly SPDR S&P 400 Mid Cap Value ETF)
State Street SPDR S&P 500 ESG ETF (formerly SPDR S&P 500 ESG ETF)
State Street SPDR S&P 600 Small Cap Growth ETF (formerly SPDR S&P 600 Small Cap Growth ETF)
State Street SPDR S&P 600 Small Cap Value ETF (formerly SPDR S&P 600 Small Cap Value ETF)
State Street SPDR S&P 1500 Momentum Tilt ETF (formerly SPDR S&P 1500 Momentum Tilt ETF)
State Street SPDR S&P 1500 Value Tilt ETF (formerly SPDR S&P 1500 Value Tilt ETF)
State Street SPDR S&P Kensho Clean Power ETF (formerly SPDR S&P Kensho Clean Power ETF)
State Street SPDR S&P Kensho Final Frontiers ETF (formerly SPDR S&P Kensho Final Frontiers ETF)
State Street SPDR S&P Kensho Future Security ETF (formerly SPDR S&P Kensho Future Security ETF)
State Street SPDR S&P Kensho Intelligent Structures ETF (formerly SPDR S&P Kensho Intelligent Structures ETF)
State Street SPDR S&P Kensho New Economies Composite ETF (formerly SPDR S&P Kensho New Economies Composite ETF)
State Street SPDR S&P Kensho Smart Mobility ETF (formerly SPDR S&P Kensho Smart Mobility ETF)
State Street SPDR US Large Cap Low Volatility Index ETF (formerly SPDR SSGA US Large Cap Low Volatility Index ETF)
State Street SPDR US Small Cap Low Volatility Index ETF (formerly SPDR SSGA US Small Cap Low Volatility Index ETF)
Each Fund is classified as a diversified investment company under the 1940 Act, except the State Street SPDR S&P 1500 Momentum Tilt ETF, which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
• Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2026, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986 (the “Internal Revenue Code”), as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4. Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended June 30, 2026, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
State Street SPDR Russell 1000 Low Volatility Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR Russell 1000 Momentum Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR Russell 1000 Yield Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR S&P 500 ESG ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR S&P 1500 Momentum Tilt ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR S&P 1500 Value Tilt ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR US Small Cap Low Volatility Index ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

The following tables summarize the value of the Funds' derivative instruments as of June 30, 2026, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$10,260	$—	$10,260
State Street SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	243	—	243
State Street SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	2,489	—	2,489
State Street SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	2,930	—	2,930
State Street SPDR S&P 1500 Momentum Tilt ETF
Futures Contracts	—	—	—	6,932	—	6,932
State Street SPDR S&P 1500 Value Tilt ETF
Futures Contracts	—	—	—	3,049	—	3,049
State Street SPDR US Small Cap Low Volatility Index ETF
Futures Contracts	—	—	—	46,575	—	46,575

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$164,550	$—	$164,550
State Street SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	23,286	—	23,286
State Street SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	491,865	—	491,865
State Street SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	254,443	—	254,443
State Street SPDR S&P 1500 Momentum Tilt ETF
Futures Contracts	—	—	—	26,722	—	26,722
State Street SPDR S&P 1500 Value Tilt ETF
Futures Contracts	—	—	—	126,944	—	126,944
State Street SPDR US Small Cap Low Volatility Index ETF
Futures Contracts	—	—	—	254,439	—	254,439

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$(15,599)	$—	$(15,599)
State Street SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	(4,930)	—	(4,930)
State Street SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	(66,498)	—	(66,498)
State Street SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	(20,241)	—	(20,241)
State Street SPDR S&P 1500 Momentum Tilt ETF
Futures Contracts	—	—	—	6,927	—	6,927
State Street SPDR S&P 1500 Value Tilt ETF
Futures Contracts	—	—	—	3,039	—	3,039
State Street SPDR US Small Cap Low Volatility Index ETF
Futures Contracts	—	—	—	46,546	—	46,546
5. Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street SPDR Russell 1000 Low Volatility Focus ETF	0.20%
State Street SPDR Russell 1000 Momentum Focus ETF	0.20
State Street SPDR Russell 1000 Yield Focus ETF	0.20
State Street SPDR S&P 400 Mid Cap Growth ETF	0.15
State Street SPDR S&P 400 Mid Cap Value ETF	0.15
State Street SPDR S&P 500 ESG ETF	0.10
State Street SPDR S&P 600 Small Cap Growth ETF	0.15
State Street SPDR S&P 600 Small Cap Value ETF	0.15
State Street SPDR S&P 1500 Momentum Tilt ETF	0.12
State Street SPDR S&P 1500 Value Tilt ETF	0.12
State Street SPDR S&P Kensho Clean Power ETF	0.45
State Street SPDR S&P Kensho Final Frontiers ETF	0.45
State Street SPDR S&P Kensho Future Security ETF	0.45
State Street SPDR S&P Kensho Intelligent Structures ETF	0.45
State Street SPDR S&P Kensho New Economies Composite ETF	0.20
State Street SPDR S&P Kensho Smart Mobility ETF	0.45
State Street SPDR US Large Cap Low Volatility Index ETF	0.12
State Street SPDR US Small Cap Low Volatility Index ETF	0.12

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2026. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2026 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty-five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2026 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6. Trustees' Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

7. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended June 30, 2026, were as follows:
	Purchases	Sales
State Street SPDR Russell 1000 Low Volatility Focus ETF	$117,174,460	$118,297,448
State Street SPDR Russell 1000 Momentum Focus ETF	29,207,286	29,605,482
State Street SPDR Russell 1000 Yield Focus ETF	323,915,189	303,933,768
State Street SPDR S&P 400 Mid Cap Growth ETF	1,345,064,017	1,343,779,636
State Street SPDR S&P 400 Mid Cap Value ETF	944,409,322	931,214,176
State Street SPDR S&P 500 ESG ETF	169,916,318	181,200,783
State Street SPDR S&P 600 Small Cap Growth ETF	2,106,126,687	2,091,362,120
State Street SPDR S&P 600 Small Cap Value ETF	2,505,089,675	2,489,356,271
State Street SPDR S&P 1500 Momentum Tilt ETF	213,235,830	213,854,753
State Street SPDR S&P 1500 Value Tilt ETF	89,556,035	82,468,828
State Street SPDR S&P Kensho Clean Power ETF	88,337,109	88,205,179
State Street SPDR S&P Kensho Final Frontiers ETF	51,057,027	51,006,869
State Street SPDR S&P Kensho Future Security ETF	30,538,487	29,794,445
State Street SPDR S&P Kensho Intelligent Structures ETF	3,276,944	3,118,775
State Street SPDR S&P Kensho New Economies Composite ETF	1,243,153,987	1,250,307,940
State Street SPDR S&P Kensho Smart Mobility ETF	10,106,952	10,085,967
State Street SPDR US Large Cap Low Volatility Index ETF	444,808,761	422,199,592
State Street SPDR US Small Cap Low Volatility Index ETF	89,401,513	82,563,610
For the year ended June 30, 2026, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street SPDR Russell 1000 Low Volatility Focus ETF	$106,558,056	$403,737,032	$100,516,451
State Street SPDR Russell 1000 Momentum Focus ETF	18,958,917	92,436,823	24,323,628
State Street SPDR Russell 1000 Yield Focus ETF	393,415,184	672,535,520	163,633,777
State Street SPDR S&P 400 Mid Cap Growth ETF	325,351,490	323,699,472	117,500,250
State Street SPDR S&P 400 Mid Cap Value ETF	180,559,678	266,698,718	36,807,151
State Street SPDR S&P 500 ESG ETF	245,321,100	524,613,363	140,441,105
State Street SPDR S&P 600 Small Cap Growth ETF	961,556,564	370,562,232	154,697,190
State Street SPDR S&P 600 Small Cap Value ETF	462,779,158	518,986,688	94,465,351
State Street SPDR S&P 1500 Momentum Tilt ETF	174,778,167	180,405,562	65,704,606
State Street SPDR S&P 1500 Value Tilt ETF	242,118,368	132,410,764	67,952,669
State Street SPDR S&P Kensho Clean Power ETF	74,216,920	59,338,040	33,539,312
State Street SPDR S&P Kensho Final Frontiers ETF	201,502,659	9,674,802	6,556,012
State Street SPDR S&P Kensho Future Security ETF	83,607,446	50,968,896	26,081,587
State Street SPDR S&P Kensho Intelligent Structures ETF	1,243,025	3,595,314	1,586,378
State Street SPDR S&P Kensho New Economies Composite ETF	1,256,090,845	1,433,078,920	677,270,029
State Street SPDR S&P Kensho Smart Mobility ETF	1,307,401	5,580,405	675,737
State Street SPDR US Large Cap Low Volatility Index ETF	543,196,804	552,396,660	129,811,810
State Street SPDR US Small Cap Low Volatility Index ETF	79,438,608	83,040,098	27,054,068

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

8. Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9. Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, passive foreign investment companies, adviser contributions, corporate actions, futures contracts mark to market, wash sale loss deferrals, royalty trusts, and distributions in excess of current earnings.
The tax character of distributions paid during the year ended June 30, 2026 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street SPDR Russell 1000 Low Volatility Focus ETF	$10,153,092	$—	$10,153,092
State Street SPDR Russell 1000 Momentum Focus ETF	824,695	—	824,695
State Street SPDR Russell 1000 Yield Focus ETF	26,007,564	—	26,007,564
State Street SPDR S&P 400 Mid Cap Growth ETF	16,634,536	—	16,634,536
State Street SPDR S&P 400 Mid Cap Value ETF	45,503,534	—	45,503,534
State Street SPDR S&P 500 ESG ETF	11,474,236	—	11,474,236
State Street SPDR S&P 600 Small Cap Growth ETF	30,710,306	—	30,710,306
State Street SPDR S&P 600 Small Cap Value ETF	88,449,484	—	88,449,484
State Street SPDR S&P 1500 Momentum Tilt ETF	1,451,344	—	1,451,344
State Street SPDR S&P 1500 Value Tilt ETF	10,896,015	—	10,896,015
State Street SPDR S&P Kensho Clean Power ETF	2,572,859	—	2,572,859
State Street SPDR S&P Kensho Final Frontiers ETF	225,563	—	225,563
State Street SPDR S&P Kensho Future Security ETF	159,904	—	159,904
State Street SPDR S&P Kensho Intelligent Structures ETF	49,328	—	49,328
State Street SPDR S&P Kensho New Economies Composite ETF	41,596,347	—	41,596,347
State Street SPDR S&P Kensho Smart Mobility ETF	377,475	—	377,475
State Street SPDR US Large Cap Low Volatility Index ETF	23,531,448	—	23,531,448

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

	Ordinary Income	Long-Term Capital Gains	Total
State Street SPDR US Small Cap Low Volatility Index ETF	$5,542,347	$—	$5,542,347
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street SPDR Russell 1000 Low Volatility Focus ETF	$11,789,931	$ —	$11,789,931
State Street SPDR Russell 1000 Momentum Focus ETF	1,404,592	—	1,404,592
State Street SPDR Russell 1000 Yield Focus ETF	26,273,241	—	26,273,241
State Street SPDR S&P 400 Mid Cap Growth ETF	22,550,206	—	22,550,206
State Street SPDR S&P 400 Mid Cap Value ETF	49,303,555	—	49,303,555
State Street SPDR S&P 500 ESG ETF	18,691,744	—	18,691,744
State Street SPDR S&P 600 Small Cap Growth ETF	43,845,204	—	43,845,204
State Street SPDR S&P 600 Small Cap Value ETF	88,961,643	—	88,961,643
State Street SPDR S&P 1500 Momentum Tilt ETF	1,338,990	—	1,338,990
State Street SPDR S&P 1500 Value Tilt ETF	8,591,316	—	8,591,316
State Street SPDR S&P Kensho Clean Power ETF	1,592,496	—	1,592,496
State Street SPDR S&P Kensho Final Frontiers ETF	121,960	—	121,960
State Street SPDR S&P Kensho Future Security ETF	144,112	—	144,112
State Street SPDR S&P Kensho Intelligent Structures ETF	74,522	—	74,522
State Street SPDR S&P Kensho New Economies Composite ETF	21,708,860	—	21,708,860
State Street SPDR S&P Kensho Smart Mobility ETF	715,913	—	715,913
State Street SPDR US Large Cap Low Volatility Index ETF	17,718,170	—	17,718,170
State Street SPDR US Small Cap Low Volatility Index ETF	5,752,092	—	5,752,092
At June 30, 2026, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street SPDR Russell 1000 Low Volatility Focus ETF	$140,465	$(126,117,627)	$—	$17,206,383	$(108,770,779)
State Street SPDR Russell 1000 Momentum Focus ETF	280,594	(112,437,624)	—	3,004,108	(109,152,922)
State Street SPDR Russell 1000 Yield Focus ETF	3,686,434	(165,815,770)	—	19,269,736	(142,859,600)
State Street SPDR S&P 400 Mid Cap Growth ETF	410,390	(585,327,608)	—	600,935,239	16,018,021
State Street SPDR S&P 400 Mid Cap Value ETF	6,645,159	(680,750,422)	—	249,310,356	(424,794,907)
State Street SPDR S&P 500 ESG ETF	318,973	(54,020,941)	—	222,033,352	168,331,384
State Street SPDR S&P 600 Small Cap Growth ETF	3,924,086	(481,612,795)	—	1,294,446,688	816,757,979
State Street SPDR S&P 600 Small Cap Value ETF	—	(1,226,277,105)	—	626,699,219	(599,577,886)
State Street SPDR S&P 1500 Momentum Tilt ETF	29,463	(30,673,068)	—	6,184,667	(24,458,938)
State Street SPDR S&P 1500 Value Tilt ETF	—	(22,506,672)	—	126,183,144	103,676,472

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street SPDR S&P Kensho Clean Power ETF	$1,659,668	$(196,967,521)	$—	$40,735,716	(154,572,137)
State Street SPDR S&P Kensho Final Frontiers ETF	—	(7,179,622)	—	35,744,431	28,564,809
State Street SPDR S&P Kensho Future Security ETF	36,253	(9,374,642)	—	26,050,833	16,712,444
State Street SPDR S&P Kensho Intelligent Structures ETF	17,818	(16,347,464)	—	532,707	(15,796,939)
State Street SPDR S&P Kensho New Economies Composite ETF	—	(1,292,147,962)	—	479,061,975	(813,085,987)
State Street SPDR S&P Kensho Smart Mobility ETF	—	(105,127,663)	—	(2,287,155)	(107,414,818)
State Street SPDR US Large Cap Low Volatility Index ETF	941,606	(128,824,281)	—	46,412,962	(81,469,713)
State Street SPDR US Small Cap Low Volatility Index ETF	—	(66,700,333)	—	35,059,847	(31,640,486)
As of June 30, 2026, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street SPDR Russell 1000 Low Volatility Focus ETF	$45,420,433	$80,697,194
State Street SPDR Russell 1000 Momentum Focus ETF	77,042,386	35,395,238
State Street SPDR Russell 1000 Yield Focus ETF	22,505,517	143,310,253
State Street SPDR S&P 400 Mid Cap Growth ETF	358,507,911	226,819,697
State Street SPDR S&P 400 Mid Cap Value ETF	227,565,026	453,185,396
State Street SPDR S&P 500 ESG ETF	24,692,552	29,328,389
State Street SPDR S&P 600 Small Cap Growth ETF	425,642,656	55,970,139
State Street SPDR S&P 600 Small Cap Value ETF	212,015,991	1,014,261,114
State Street SPDR S&P 1500 Momentum Tilt ETF	30,244,695	428,373
State Street SPDR S&P 1500 Value Tilt ETF	3,555,063	18,951,609
State Street SPDR S&P Kensho Clean Power ETF	66,406,828	130,560,693
State Street SPDR S&P Kensho Final Frontiers ETF	5,848,009	1,331,613
State Street SPDR S&P Kensho Future Security ETF	4,544,229	4,830,413
State Street SPDR S&P Kensho Intelligent Structures ETF	6,903,503	9,443,961
State Street SPDR S&P Kensho New Economies Composite ETF	765,460,859	526,687,103
State Street SPDR S&P Kensho Smart Mobility ETF	46,674,940	58,452,723
State Street SPDR US Large Cap Low Volatility Index ETF	64,062,225	64,762,056
State Street SPDR US Small Cap Low Volatility Index ETF	22,088,866	44,611,467
As of June 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street SPDR Russell 1000 Low Volatility Focus ETF	$328,883,774	$35,660,998	$18,454,615	$17,206,383
State Street SPDR Russell 1000 Momentum Focus ETF	26,112,450	4,208,517	1,204,409	3,004,108
State Street SPDR Russell 1000 Yield Focus ETF	706,181,890	49,902,658	30,632,922	19,269,736

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street SPDR S&P 400 Mid Cap Growth ETF	$2,422,730,751	$759,872,596	$158,937,357	$600,935,239
State Street SPDR S&P 400 Mid Cap Value ETF	2,534,327,434	432,842,439	183,532,083	249,310,356
State Street SPDR S&P 500 ESG ETF	871,750,905	283,672,302	61,638,950	222,033,352
State Street SPDR S&P 600 Small Cap Growth ETF	4,060,084,195	1,543,125,889	248,679,201	1,294,446,688
State Street SPDR S&P 600 Small Cap Value ETF	4,527,843,051	959,504,113	332,804,894	626,699,219
State Street SPDR S&P 1500 Momentum Tilt ETF	159,702,820	9,715,255	3,530,588	6,184,667
State Street SPDR S&P 1500 Value Tilt ETF	604,848,162	155,099,678	28,916,534	126,183,144
State Street SPDR S&P Kensho Clean Power ETF	217,025,111	69,991,706	29,255,585	40,736,121
State Street SPDR S&P Kensho Final Frontiers ETF	231,705,260	40,445,044	4,700,613	35,744,431
State Street SPDR S&P Kensho Future Security ETF	137,077,973	33,363,185	7,312,352	26,050,833
State Street SPDR S&P Kensho Intelligent Structures ETF	9,122,944	1,711,413	1,175,420	535,993
State Street SPDR S&P Kensho New Economies Composite ETF	2,627,324,529	650,230,035	171,165,690	479,064,345
State Street SPDR S&P Kensho Smart Mobility ETF	26,722,473	3,924,295	6,211,497	(2,287,202)
State Street SPDR US Large Cap Low Volatility Index ETF	1,105,017,954	97,079,307	50,666,345	46,412,962
State Street SPDR US Small Cap Low Volatility Index ETF	240,044,196	44,754,406	9,694,559	35,059,847
10. Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2026, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2026:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street SPDR Russell 1000 Low Volatility Focus ETF	$4,483,042	$4,866,652	$114,595	$4,981,247
State Street SPDR Russell 1000 Momentum Focus ETF	128,502	105,281	26,825	132,106
State Street SPDR Russell 1000 Yield Focus ETF	3,979,399	2,328,332	1,723,310	4,051,642
State Street SPDR S&P 400 Mid Cap Growth ETF	231,118,242	100,359,840	135,114,872	235,474,712
State Street SPDR S&P 400 Mid Cap Value ETF	191,682,931	43,230,854	152,953,111	196,183,965
State Street SPDR S&P 600 Small Cap Growth ETF	773,084,652	131,745,857	647,367,501	779,113,358
State Street SPDR S&P 600 Small Cap Value ETF	862,795,552	270,130,864	612,272,616	882,403,480

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street SPDR S&P 1500 Momentum Tilt ETF	$152,322	$134,556	$22,367	$156,923
State Street SPDR S&P 1500 Value Tilt ETF	7,408,179	5,995,566	1,612,048	7,607,614
State Street SPDR S&P Kensho Clean Power ETF	18,212,476	8,863,368	9,272,265	18,135,633
State Street SPDR S&P Kensho Final Frontiers ETF	21,585,407	20,230,357	975,446	21,205,803
State Street SPDR S&P Kensho Future Security ETF	16,813,443	12,461,445	4,403,792	16,865,237
State Street SPDR S&P Kensho Intelligent Structures ETF	816,948	714,942	96,524	811,466
State Street SPDR S&P Kensho New Economies Composite ETF	317,670,545	261,407,653	59,786,373	321,194,026
State Street SPDR S&P Kensho Smart Mobility ETF	5,498,730	2,085,379	3,411,056	5,496,435
State Street SPDR US Large Cap Low Volatility Index ETF	20,573,894	8,729,623	12,544,357	21,273,980
State Street SPDR US Small Cap Low Volatility Index ETF	46,123,212	19,872,636	27,307,102	47,179,738

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2026:
		Remaining Contractual Maturity of the Agreements as of June 30, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street SPDR Russell 1000 Low Volatility Focus ETF	Common Stocks	$4,866,652	$—	$—	$—	$4,866,652	$4,866,652
State Street SPDR Russell 1000 Momentum Focus ETF	Common Stocks	105,281	—	—	—	105,281	105,281
State Street SPDR Russell 1000 Yield Focus ETF	Common Stocks	2,328,332	—	—	—	2,328,332	2,328,332
State Street SPDR S&P 400 Mid Cap Growth ETF	Common Stocks	100,359,840	—	—	—	100,359,840	100,359,840
State Street SPDR S&P 400 Mid Cap Value ETF	Common Stocks	43,230,854	—	—	—	43,230,854	43,230,854
State Street SPDR S&P 600 Small Cap Growth ETF	Common Stocks	131,745,857	—	—	—	131,745,857	131,745,857
State Street SPDR S&P 600 Small Cap Value ETF	Common Stocks	270,130,864	—	—	—	270,130,864	270,130,864
State Street SPDR S&P 1500 Momentum Tilt ETF	Common Stocks	134,556	—	—	—	134,556	134,556
State Street SPDR S&P 1500 Value Tilt ETF	Common Stocks	5,995,566	—	—	—	5,995,566	5,995,566
State Street SPDR S&P Kensho Clean Power ETF	Common Stocks	8,863,368	—	—	—	8,863,368	8,863,368
State Street SPDR S&P Kensho Final Frontiers ETF	Common Stocks	20,230,357	—	—	—	20,230,357	20,230,357
State Street SPDR S&P Kensho Future Security ETF	Common Stocks	12,461,445	—	—	—	12,461,445	12,461,445
State Street SPDR S&P Kensho Intelligent Structures ETF	Common Stocks	714,942	—	—	—	714,942	714,942
State Street SPDR S&P Kensho New Economies Composite ETF	Common Stocks	261,407,653	—	—	—	261,407,653	261,407,653

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

		Remaining Contractual Maturity of the Agreements as of June 30, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street SPDR S&P Kensho Smart Mobility ETF	Common Stocks	$2,085,379	$—	$—	$—	$2,085,379	$2,085,379
State Street SPDR US Large Cap Low Volatility Index ETF	Common Stocks	8,729,623	—	—	—	8,729,623	8,729,623
State Street SPDR US Small Cap Low Volatility Index ETF	Common Stocks	19,872,636	—	—	—	19,872,636	19,872,636
11. Recent Accounting Pronouncement
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09 as of June 30, 2026, with no material impact on the Funds’ financial statements.
12. Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions default.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
13. Subsequent Events
On August 20, 2026, at the recommendation of the Adviser, the Board voted to close and liquidate the State Street SPDR S&P Kensho Intelligent Structures ETF and the State Street SPDR S&P Kensho Smart Mobility ETF (the“Liquidating Funds”).
The Liquidating Funds will create and redeem creation units through February 17, 2027, which is the last day the Liquidating Funds’ shares will trade on their principal U.S. listing exchange. Each Liquidating Fund will then cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about February 23, 2027 (the “Liquidation Date”).
On or about February 24, 2027, each Liquidating Fund will distribute to its remaining shareholders as of the Liquidation Date a liquidating cash distribution equal to the current net asset value of their shares.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street SPDR Russell 1000 Low Volatility Focus ETF, State Street SPDR Russell 1000 Momentum Focus ETF, State Street SPDR Russell 1000 Yield Focus ETF, State Street SPDR S&P 400 Mid Cap Growth ETF, State Street SPDR S&P 400 Mid Cap Value ETF, State Street SPDR S&P 500 ESG ETF, State Street SPDR S&P 600 Small Cap Growth ETF, State Street SPDR S&P 600 Small Cap Value ETF, State Street SPDR S&P 1500 Momentum Tilt ETF, State Street SPDR S&P 1500 Value Tilt ETF, State Street SPDR S&P Kensho Clean Power ETF, State Street SPDR S&P Kensho Final Frontiers ETF, State Street SPDR S&P Kensho Future Security ETF, State Street SPDR S&P Kensho Intelligent Structures ETF, State Street SPDR S&P Kensho New Economies Composite ETF, State Street SPDR S&P Kensho Smart Mobility ETF, State Street SPDR US Large Cap Low Volatility Index ETF and State Street SPDR US Small Cap Low Volatility Index ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street SPDR Russell 1000 Low Volatility Focus ETF (formerly SPDR Russell 1000 Low Volatility Focus ETF), State Street SPDR Russell 1000 Momentum Focus ETF (formerly SPDR Russell 1000 Momentum Focus ETF), State Street SPDR Russell 1000 Yield Focus ETF (formerly SPDR Russell 1000 Yield Focus ETF), State Street SPDR S&P 400 Mid Cap Growth ETF (formerly SPDR S&P 400 Mid Cap Growth ETF), State Street SPDR S&P 400 Mid Cap Value ETF (formerly SPDR S&P 400 Mid Cap Value ETF), State Street SPDR S&P 500 ESG ETF (formerly SPDR S&P 500 ESG ETF), State Street SPDR S&P 600 Small Cap Growth ETF (formerly SPDR S&P 600 Small Cap Growth ETF), State Street SPDR S&P 600 Small Cap Value ETF (formerly SPDR S&P 600 Small Cap Value ETF), State Street SPDR S&P 1500 Momentum Tilt ETF (formerly SPDR S&P 1500 Momentum Tilt ETF), State Street SPDR S&P 1500 Value Tilt ETF (formerly SPDR S&P 1500 Value Tilt ETF), State Street SPDR S&P Kensho Clean Power ETF (formerly SPDR S&P Kensho Clean Power ETF), State Street SPDR S&P Kensho Final Frontiers ETF (formerly SPDR S&P Kensho Final Frontiers ETF), State Street SPDR S&P Kensho Future Security ETF (formerly SPDR S&P Kensho Future Security ETF), State Street SPDR S&P Kensho Intelligent Structures ETF (formerly SPDR S&P Kensho Intelligent Structures ETF), State Street SPDR S&P Kensho New Economies Composite ETF (formerly SPDR S&P Kensho New Economies Composite ETF), State Street SPDR S&P Kensho Smart Mobility ETF (formerly SPDR S&P Kensho Smart Mobility ETF), State Street SPDR US Large Cap Low Volatility Index ETF (formerly SPDR SSGA US Large Cap Low Volatility Index ETF) and State Street SPDR US Small Cap Low Volatility Index ETF (formerly SPDR SSGA US Small Cap Low Volatility Index ETF) (collectively referred to as the “Funds”) (eighteen of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2026, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eighteen of the funds constituting SPDR® Series Trust) at June 30, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

We have served as the auditor of one or more State Street Investment Management investment companies since 2000.
Boston, Massachusetts
August 27, 2026

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2026 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2026.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2026 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2026 (Unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements
At a meeting held on May 20-21, 2026, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement between the SPDR Series Trust (the “Trust” or “SST”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of SST (each series of SST, a “State Street ETF”, and collectively, the “State Street ETFs”) (each an “Advisory Agreement”, and collectively the “Advisory Agreements” or “Agreements”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreements, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board submitted additional questions and met with representatives of the Adviser and affiliated service providers both on April 16th and again on May 21st to discuss matters related to the Board’s evaluation of the Advisory Agreements and provide the Trustees an opportunity to ask additional questions. In deciding whether to approve the Advisory Agreements, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the State Street ETFs under each Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the State Street ETFs, and extent to which economies of scale would be shared as the State Street ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreements and the Adviser’s responsibilities for managing investment operations of each of the State Street ETFs in accordance with each State Street ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the State Street ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the State Street ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each State Street ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board also considered the unique nature of the investments of certain State Street ETFs and confirmed the adequacy of compliance, operational and valuation resources to be dedicated to such State Street ETFs. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity and fixed income exchange-traded funds with index-based investment objectives, as well as actively managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party sub-advisers and other third-party service providers that are engaged to fulfill roles critical to the operations of the State Street ETFs, as applicable.
Investment Performance
The Board then reviewed the State Street ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively managed funds. The Board focused on the extent to which each index-based State Street ETF achieved its objective as a passively managed index fund and reviewed information regarding such State Street ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
In those instances where the Board observed underperformance for an extended period of time, the Trustees discussed with management those factors that contributed to such underperformance and steps being taken in response to such factors, where appropriate. They noted that they further had an opportunity to discuss such underperformance with the sub-advisers to certain of the Funds or the Adviser’s Investment Solutions Group, as applicable, during meetings throughout the year.

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the State Street ETFs to the Adviser and its affiliates, including data on each State Street ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss with representatives of the Adviser and State Street Investment Management, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each State Street ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity or fixed income indexes with respect to each series of SST and SIS, and exchange-traded funds with a similar strategy that are actively managed with respect to the remaining series of SSAT. The Board reviewed the universe of similar exchange-traded funds for each State Street ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (Broadridge) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a State Street ETF’s fee and fees paid by similar funds, which may include characteristics of a Fund’s investment strategy that differ from such other similar funds. In their assessment of the reasonableness of the fee, the Trustees noted that the fees for many services to the Funds are paid from the unitary fee.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trusts, noting that the Adviser maintains soft-dollar arrangements in connection with the brokerage transactions for one State Street ETF.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each State Street ETF’s assets grow in size. The Board noted that the advisory fee rate for each State Street ETF does not provide for breakpoints as assets of the State Street ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the State Street ETFs by fixing relatively low advisory fees initially, effectively sharing the benefits of lower fees with the State Street ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the State Street ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each State Street ETF. In approving the continuance of each Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of each Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable State Street ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the State Street ETFs were appropriate; (b) the performance and, more importantly for those State Street ETFs measured against an index, the index tracking, of each State Street ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each State Street ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trusts’ relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the State Street ETFs by way of the relatively low fee structure of the Trusts. The Independent Trustees were advised by their independent counsel throughout the process.

Annual Financial Statements and Other Information
June 30, 2026
SPDR ® Series Trust - Equity Funds
State Street SPDR Dow Jones REIT ETF (formerly SPDR Dow Jones REIT ETF)
State Street SPDR Portfolio Nasdaq® 100 ETF
State Street SPDR Portfolio S&P 500 High Dividend ETF (formerly SPDR Portfolio S&P 500 High Dividend ETF)
State Street SPDR Portfolio S&P 400 Mid Cap ETF (formerly SPDR Portfolio S&P 400 Mid Cap ETF)
State Street SPDR Portfolio S&P 500 ETF (formerly SPDR Portfolio S&P 500 ETF)
State Street SPDR Portfolio S&P 500 Growth ETF (formerly SPDR Portfolio S&P 500 Growth ETF)
State Street SPDR Portfolio S&P 500 Value ETF (formerly SPDR Portfolio S&P 500 Value ETF)
State Street SPDR Portfolio S&P 600 Small Cap ETF (formerly SPDR Portfolio S&P 600 Small Cap ETF)
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF (formerly SPDR Portfolio S&P 1500 Composite Stock Market ETF)
State Street SPDR Portfolio S&P Sector Neutral Dividend ETF (formerly SPDR Portfolio S&P Sector Neutral Dividend ETF)
State Street SPDR S&P Aerospace & Defense ETF (formerly SPDR S&P Aerospace & Defense ETF)
State Street SPDR S&P Bank ETF (formerly SPDR S&P Bank ETF)
State Street SPDR S&P Biotech ETF (formerly SPDR S&P Biotech ETF)
State Street SPDR S&P Dividend ETF (formerly SPDR S&P Dividend ETF)
State Street SPDR S&P Homebuilders ETF (formerly SPDR S&P Homebuilders ETF)
State Street SPDR S&P Oil & Gas Exploration & Production ETF (formerly SPDR S&P Oil & Gas Exploration & Production ETF)
State Street SPDR S&P Regional Banking ETF (formerly SPDR S&P Regional Banking ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

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STATE STREET SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.1%
DIVERSIFIED REITs — 2.8%
American Assets Trust, Inc. REIT	81,562	$2,013,766
Broadstone Net Lease, Inc. REIT	330,340	6,828,128
Essential Properties Realty Trust, Inc. REIT	372,529	11,119,991
Gladstone Commercial Corp. REIT (a)	83,366	1,025,402
Global Net Lease, Inc. REIT	328,240	2,934,465
WP Carey, Inc. REIT	383,659	27,431,618
		51,353,370
HEALTH CARE REITs — 21.7%
Alexandria Real Estate Equities, Inc. REIT	270,145	14,277,163
American Healthcare REIT, Inc.	331,914	17,309,315
CareTrust REIT, Inc.	406,879	16,417,568
Chiron Real Estate, Inc. REIT	21,477	805,817
Community Healthcare Trust, Inc. REIT	44,222	808,378
Diversified Healthcare Trust REIT	375,288	3,490,178
Healthcare Realty Trust, Inc. REIT	596,880	12,039,070
Healthpeak Properties, Inc. REIT	1,187,551	25,413,591
Medical Properties Trust, Inc. REIT	844,818	3,903,059
National Health Investors, Inc. REIT	83,461	6,364,736
Omega Healthcare Investors, Inc. REIT	512,961	24,457,981
Sila Realty Trust, Inc. REIT	94,926	2,881,953
Universal Health Realty Income Trust REIT	21,985	964,262
Ventas, Inc. REIT	837,391	74,360,321
Welltower, Inc. REIT	854,006	193,833,742
		397,327,134
HOTEL & RESORT REITs — 3.9%
Apple Hospitality REIT, Inc.	378,139	6,356,517
DiamondRock Hospitality Co. REIT	352,267	4,290,612
Host Hotels & Resorts, Inc. REIT	1,097,149	26,013,403
Park Hotels & Resorts, Inc. REIT	346,799	4,941,886
Pebblebrook Hotel Trust REIT	195,325	3,791,258
RLJ Lodging Trust REIT	257,969	3,056,933
Ryman Hospitality Properties, Inc. REIT	108,704	13,973,899
Service Properties Trust REIT (a)	1,092,536	1,846,386
Summit Hotel Properties, Inc. REIT (a)	180,301	1,263,910
Sunstone Hotel Investors, Inc. REIT	320,898	3,674,282
Xenia Hotels & Resorts, Inc. REIT	158,932	3,235,855
		72,444,941
INDUSTRIAL REITs — 13.9%
Americold Realty Trust, Inc. REIT	491,400	7,724,808
EastGroup Properties, Inc. REIT	92,415	18,716,810
Security Description	Shares	Value
First Industrial Realty Trust, Inc. REIT	228,306	$13,997,441
Innovative Industrial Properties, Inc. REIT	49,517	3,069,064
LXP Industrial Trust REIT	101,553	5,471,676
Prologis, Inc. REIT	1,238,331	167,756,700
Rexford Industrial Realty, Inc. REIT	385,713	12,921,385
STAG Industrial, Inc. REIT	329,331	12,534,338
Terreno Realty Corp. REIT (a)	183,091	11,858,804
		254,051,026
OFFICE REITs — 4.1%
Brandywine Realty Trust REIT	299,183	948,410
BXP, Inc. REIT	255,431	16,937,630
COPT Defense Properties REIT	194,391	7,073,888
Cousins Properties, Inc. REIT	283,398	8,496,272
Douglas Emmett, Inc. REIT	288,493	3,404,217
Easterly Government Properties, Inc. REIT (a)	75,933	1,893,010
Empire State Realty Trust, Inc. Class A REIT (a)	242,212	1,310,367
Highwoods Properties, Inc. REIT (a)	189,945	5,728,741
Hudson Pacific Properties, Inc. REIT (a) (b)	93,289	1,417,060
JBG SMITH Properties REIT (a)	100,383	1,472,619
Kilroy Realty Corp. REIT	184,260	6,904,222
NET Lease Office Properties REIT (a)	25,471	283,492
Piedmont Realty Trust, Inc. REIT (a) (b)	215,332	1,970,288
SL Green Realty Corp. REIT	122,523	6,343,016
Vornado Realty Trust REIT (a)	272,131	10,694,748
		74,877,980
RESIDENTIAL REITs — 15.8%
American Homes 4 Rent Class A REIT	545,575	18,287,674
AvalonBay Communities, Inc. REIT	239,284	45,150,498
Camden Property Trust REIT	173,114	19,819,822
Centerspace REIT	28,972	1,627,937
Equity LifeStyle Properties, Inc. REIT	334,039	21,528,814
Equity Residential REIT	587,326	39,897,055
Essex Property Trust, Inc. REIT	110,665	32,268,807
Independence Realty Trust, Inc. REIT	405,233	6,763,339
Invitation Homes, Inc. REIT	941,420	28,440,298
Mid-America Apartment Communities, Inc. REIT	200,489	27,855,942
NexPoint Residential Trust, Inc. REIT	37,744	1,053,812
Sun Communities, Inc. REIT	199,490	23,920,846
UDR, Inc. REIT	509,302	20,331,336
UMH Properties, Inc. REIT	139,316	2,109,244
		289,055,424
See accompanying notes to financial statements.
1

STATE STREET SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
RETAIL REITs — 18.8%
Acadia Realty Trust REIT	229,966	$4,808,589
Agree Realty Corp. REIT	206,556	15,644,552
Brixmor Property Group, Inc. REIT	528,538	16,664,803
CBL & Associates Properties, Inc. REIT	27,160	1,441,924
Curbline Properties Corp. REIT	167,280	5,085,312
Federal Realty Investment Trust REIT	135,437	16,718,343
Getty Realty Corp. REIT	95,869	3,198,190
Kimco Realty Corp. REIT	1,161,601	29,446,585
Kite Realty Group Trust REIT	349,813	9,927,693
Macerich Co. REIT (a)	488,220	12,298,262
NETSTREIT Corp. (a)	167,548	3,540,289
NNN REIT, Inc.	327,743	15,249,882
Phillips Edison & Co., Inc. REIT	217,039	9,033,163
Realty Income Corp. REIT	1,307,835	81,033,457
Regency Centers Corp. REIT	283,857	22,634,757
Simon Property Group, Inc. REIT	381,726	85,373,020
SITE Centers Corp. REIT (a)	90,359	358,725
Tanger, Inc. REIT	197,826	7,808,192
Urban Edge Properties REIT	217,030	4,965,647
		345,231,385
SPECIALIZED REITs — 18.1%
CubeSmart REIT	389,999	15,510,260
Digital Realty Trust, Inc. REIT	449,340	80,692,477
EPR Properties REIT	131,760	7,643,398
Equinix, Inc. REIT	78,238	81,554,509
Extra Space Storage, Inc. REIT	363,905	52,875,396
Fermi, Inc. REIT (b)	54,925	503,113
Four Corners Property Trust, Inc. REIT	189,064	4,641,521
National Storage Affiliates Trust REIT	122,306	5,438,948
Public Storage REIT	250,815	79,836,923
Security Description	Shares	Value
Smartstop Self Storage REIT, Inc.	95,346	$3,098,745
		331,795,290
TOTAL COMMON STOCKS (Cost $1,950,982,365)		1,816,136,550
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	9,145,224	9,145,224
State Street Navigator Securities Lending Portfolio II (e) (f)	5,397,172	5,397,172
TOTAL SHORT-TERM INVESTMENTS (Cost $14,542,396)		14,542,396
TOTAL INVESTMENTS — 99.9% (Cost $1,965,524,761)		1,830,678,946
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,407,236
NET ASSETS — 100.0%		$1,833,086,182

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones US Real Estate Index (long)	413	09/18/2026	$16,266,233	$16,010,798	$(255,435)
During the year ended June 30, 2026, the average notional value related to futures contracts was $19,206,392.
See accompanying notes to financial statements.
2

STATE STREET SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,816,136,550	$—	$—	$1,816,136,550
Short-Term Investments	14,542,396	—	—	14,542,396
TOTAL INVESTMENTS	$1,830,678,946	$—	$—	$1,830,678,946
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(255,435)	$—	$—	$(255,435)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(255,435)	$—	$—	$(255,435)
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,535,100	$9,535,100	$93,087,904	$93,477,780	$—	$—	9,145,224	$9,145,224	$643,791
State Street Navigator Securities Lending Portfolio II	4,630,940	4,630,940	399,483,052	398,716,820	—	—	5,397,172	5,397,172	41,830
Total		$14,166,040	$492,570,956	$492,194,600	$—	$—		$14,542,396	$685,621
See accompanying notes to financial statements.
3

STATE STREET SPDR PORTFOLIO NASDAQ® 100 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 0.8%
Axon Enterprise, Inc. (a)	114	$63,910
Honeywell Aerospace, Inc. (a)	444	98,159
Rocket Lab Corp. (a)	819	83,251
		245,320
AUTOMOBILES — 3.3%
Tesla, Inc. (a)	2,543	1,069,586
BEVERAGES — 1.6%
Coca-Cola Europacific Partners PLC	624	62,444
Keurig Dr. Pepper, Inc.	1,911	62,547
Monster Beverage Corp. (a)	1,378	132,453
PepsiCo, Inc.	1,924	260,510
		517,954
BIOTECHNOLOGY — 2.5%
Alnylam Pharmaceuticals, Inc. (a)	182	54,788
Amgen, Inc.	760	275,211
Gilead Sciences, Inc.	1,748	220,842
Regeneron Pharmaceuticals, Inc.	143	89,166
Vertex Pharmaceuticals, Inc. (a)	357	177,333
		817,340
BROADLINE RETAIL — 4.6%
Amazon.com, Inc. (a)	5,479	1,305,865
MercadoLibre, Inc. (a)	67	113,725
PDD Holdings, Inc. ADR (a)	936	71,398
		1,490,988
CHEMICALS — 1.1%
Linde PLC	650	337,311
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	559	95,075
Copart, Inc. (a)	1,300	36,647
		131,722
COMMUNICATIONS EQUIPMENT — 2.3%
Cisco Systems, Inc.	5,544	651,198
Lumentum Holdings, Inc. (a)	104	89,238
		740,436
CONSTRUCTION & ENGINEERING — 0.2%
Ferrovial NV	1,014	69,571
CONSUMER STAPLES DISTRIBUTION & RETAIL — 4.2%
Costco Wholesale Corp.	624	583,733
Walmart, Inc.	6,863	777,304
		1,361,037
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Comcast Corp. Class A	5,011	123,020
ELECTRIC UTILITIES — 1.1%
American Electric Power Co., Inc.	767	104,933
Constellation Energy Corp.	507	125,924
Exelon Corp.	1,443	67,273
Xcel Energy, Inc.	877	70,423
		368,553
Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	1,397	$77,534
ENTERTAINMENT — 2.0%
Electronic Arts, Inc.	351	71,969
Netflix, Inc. (a)	5,921	422,759
Take-Two Interactive Software, Inc. (a)	260	64,995
Warner Bros Discovery, Inc. (a)	3,529	94,083
		653,806
FINANCIAL SERVICES — 0.2%
PayPal Holdings, Inc.	1,241	53,586
FOOD PRODUCTS — 0.5%
Kraft Heinz Co.	1,670	39,445
Mondelez International, Inc. Class A	1,807	104,517
		143,962
GROUND TRANSPORTATION — 0.6%
CSX Corp.	2,613	124,196
Old Dominion Freight Line, Inc.	292	63,247
		187,443
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Dexcom, Inc. (a)	546	36,773
GE HealthCare Technologies, Inc.	637	40,775
IDEXX Laboratories, Inc. (a)	112	58,961
Intuitive Surgical, Inc. (a)	494	196,454
		332,963
HOTELS, RESTAURANTS & LEISURE — 2.1%
Airbnb, Inc. Class A (a)	585	83,714
Booking Holdings, Inc.	1,092	194,638
DoorDash, Inc. Class A (a)	578	106,658
Marriott International, Inc. Class A	372	137,859
Starbucks Corp.	1,605	164,015
		686,884
INDUSTRIAL CONGLOMERATES — 0.3%
Honeywell International, Inc.	443	99,188
INTERACTIVE MEDIA & SERVICES — 8.9%
Alphabet, Inc. Class A	2,963	1,058,887
Alphabet, Inc. Class C	2,777	981,198
Meta Platforms, Inc. Class A	1,508	849,441
		2,889,526
IT SERVICES — 0.8%
CoreWeave, Inc. Class A (a)	630	62,710
Shopify, Inc. Class A (a)	1,716	195,933
		258,643
MACHINERY — 0.3%
PACCAR, Inc.	741	89,009
OIL, GAS & CONSUMABLE FUELS — 0.2%
Diamondback Energy, Inc.	390	68,554
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	559	125,188
Paychex, Inc.	507	49,853
See accompanying notes to financial statements.
4

STATE STREET SPDR PORTFOLIO NASDAQ® 100 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Thomson Reuters Corp.	533	$43,530
		218,571
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 36.7%
Advanced Micro Devices, Inc. (a)	2,290	1,330,284
Analog Devices, Inc.	685	272,061
Applied Materials, Inc.	1,118	808,314
ARM Holdings PLC ADR (a)	598	212,033
ASML Holding NV NY Reg Shares	129	256,638
Astera Labs, Inc. (a)	242	116,891
Broadcom, Inc.	2,413	911,511
Intel Corp. (a)	7,059	985,648
KLA Corp.	1,839	554,845
Lam Research Corp.	1,756	760,927
Marvell Technology, Inc.	1,235	367,894
Microchip Technology, Inc.	767	69,950
Micron Technology, Inc.	1,585	1,829,550
Monolithic Power Systems, Inc.	65	89,853
NVIDIA Corp.	12,313	2,463,708
NXP Semiconductors NV	351	98,641
QUALCOMM, Inc.	1,482	273,859
Teradyne, Inc.	221	106,929
Texas Instruments, Inc.	1,280	381,530
		11,891,066
SOFTWARE — 11.4%
Adobe, Inc. (a)	572	117,271
AppLovin Corp. Class A (a)	429	221,034
Autodesk, Inc. (a)	299	58,132
Cadence Design Systems, Inc. (a)	390	146,375
Crowdstrike Holdings, Inc. Class A (a)	359	273,967
Datadog, Inc. Class A (a)	468	121,848
Fortinet, Inc. (a)	1,027	157,768
Intuit, Inc.	390	101,790
Microsoft Corp.	3,780	1,410,016
Nebius Group NV (a)	312	86,165
Palantir Technologies, Inc. Class A (a)	3,230	376,844
Palo Alto Networks, Inc. (a)	1,144	390,127
Roper Technologies, Inc.	143	48,390
Strategy, Inc. (a)	468	40,683
Synopsys, Inc. (a)	273	121,777
Workday, Inc. Class A (a)	286	35,012
		3,707,199
Security Description	Shares	Value
SPECIALTY RETAIL — 0.6%
O'Reilly Automotive, Inc. (a)	1,170	$107,745
Ross Stores, Inc.	455	96,847
		204,592
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 10.0%
Apple, Inc.	7,474	2,162,677
Sandisk Corp. (a)	208	472,936
Seagate Technology Holdings PLC	312	301,080
Western Digital Corp.	481	307,224
		3,243,917
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	1,612	77,424
WIRELESS TELECOMMUNICATION SERVICES — 0.8%
T-Mobile U.S., Inc.	1,521	255,117
TOTAL COMMON STOCKS (Cost $31,871,905)		32,411,822
SHORT-TERM INVESTMENT — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c) (Cost $10,804)	10,804	10,804
TOTAL INVESTMENTS — 100.0% (Cost $31,882,709)		32,422,626
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(4,754)
NET ASSETS — 100.0%		$32,417,872

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$32,411,822	$—	$—	$32,411,822
Short-Term Investment	10,804	—	—	10,804
TOTAL INVESTMENTS	$32,422,626	$—	$—	$32,422,626
See accompanying notes to financial statements.
5

STATE STREET SPDR PORTFOLIO NASDAQ® 100 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Affiliate Table
	Number of Shares Held at 6/23/26*	Value at 6/23/26*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$12,471	$1,667	$—	$—	10,804	$10,804	$2

*	Commencement of operations.
See accompanying notes to financial statements.
6

STATE STREET SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AIR FREIGHT & LOGISTICS — 1.2%
United Parcel Service, Inc. Class B	811,840	$87,272,800
AUTOMOBILES — 1.2%
Ford Motor Co.	6,395,684	88,900,008
BANKS — 7.4%
Fifth Third Bancorp	1,666,083	93,917,099
Huntington Bancshares, Inc.	4,692,028	83,189,656
KeyCorp	4,060,369	93,591,506
Regions Financial Corp.	3,073,902	92,831,840
Truist Financial Corp.	1,760,693	87,717,725
U.S. Bancorp	1,587,727	95,898,711
		547,146,537
BEVERAGES — 2.0%
Molson Coors Beverage Co. Class B (a)	1,746,400	68,039,744
PepsiCo, Inc.	600,190	81,265,726
		149,305,470
CAPITAL MARKETS — 2.8%
Franklin Resources, Inc.	3,457,781	115,040,374
T. Rowe Price Group, Inc. (a)	829,865	94,347,352
		209,387,726
CHEMICALS — 2.4%
Dow, Inc.	3,099,941	84,814,386
LyondellBasell Industries NV Class A	1,699,499	89,478,622
		174,293,008
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.5%
Target Corp.	830,544	108,477,352
CONTAINERS & PACKAGING — 3.6%
Amcor PLC (a)	2,077,116	90,042,979
International Paper Co.	2,058,162	78,415,972
Smurfit Westrock PLC (a)	2,100,366	97,162,931
		265,621,882
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
AT&T, Inc.	3,747,573	77,574,760
Comcast Corp. Class A	3,048,434	74,839,055
Verizon Communications, Inc.	2,244,397	95,027,769
		247,441,584
ELECTRIC UTILITIES — 9.1%
Duke Energy Corp.	737,782	93,388,446
Edison International	1,457,589	108,517,501
Evergy, Inc.	1,145,136	98,974,104
Eversource Energy	1,233,799	89,166,654
Exelon Corp.	1,957,128	91,241,307
Security Description	Shares	Value
FirstEnergy Corp.	1,859,150	$88,383,991
Pinnacle West Capital Corp.	942,377	100,834,339
		670,506,342
FOOD PRODUCTS — 6.1%
Archer-Daniels-Midland Co.	1,300,844	99,384,482
General Mills, Inc.	2,002,502	69,687,070
Hormel Foods Corp.	3,604,964	89,475,206
J.M. Smucker Co.	861,840	96,957,000
Kraft Heinz Co.	3,931,679	92,866,258
		448,370,016
HEALTH CARE PROVIDERS & SERVICES — 1.5%
CVS Health Corp.	1,080,695	111,797,898
HEALTH CARE REITs — 2.5%
Alexandria Real Estate Equities, Inc. REIT	1,506,737	79,631,050
Healthpeak Properties, Inc. REIT	4,917,277	105,229,728
		184,860,778
HOTEL & RESORT REITs — 1.5%
Host Hotels & Resorts, Inc. REIT	4,714,627	111,783,806
HOUSEHOLD PRODUCTS — 2.4%
Clorox Co.	796,757	76,042,488
Kimberly-Clark Corp. (a)	880,561	96,659,181
		172,701,669
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.2%
AES Corp.	6,184,590	90,666,089
INSURANCE — 2.6%
Principal Financial Group, Inc.	966,852	104,207,309
Prudential Financial, Inc.	804,336	86,811,984
		191,019,293
LEISURE PRODUCTS — 1.1%
Hasbro, Inc.	1,001,921	82,748,655
MACHINERY — 1.4%
Stanley Black & Decker, Inc.	1,054,213	99,222,528
MEDIA — 1.1%
Omnicom Group, Inc.	1,120,735	81,623,130
MULTI-UTILITIES — 1.3%
Dominion Energy, Inc.	1,445,642	98,722,892
OFFICE REITs — 1.2%
BXP, Inc. REIT	1,335,743	88,573,118
OIL, GAS & CONSUMABLE FUELS — 8.2%
APA Corp.	3,318,300	108,077,031
See accompanying notes to financial statements.
7

STATE STREET SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Chevron Corp.	528,211	$87,556,255
EOG Resources, Inc.	815,042	105,735,399
Kinder Morgan, Inc.	3,081,478	98,514,852
ONEOK, Inc.	1,161,549	100,985,070
Phillips 66 Co.	621,795	105,114,445
		605,983,052
PERSONAL CARE PRODUCTS — 1.3%
Kenvue, Inc.	5,067,222	96,834,612
PHARMACEUTICALS — 3.8%
Bristol-Myers Squibb Co.	1,615,920	93,109,311
Pfizer, Inc.	3,401,617	81,910,937
Viatris, Inc.	6,748,591	107,167,625
		282,187,873
RESIDENTIAL REITs — 7.7%
Camden Property Trust REIT	812,214	92,990,381
Equity Residential REIT	1,435,495	97,513,175
Essex Property Trust, Inc. REIT	342,323	99,817,964
Invitation Homes, Inc. REIT	3,202,550	96,749,035
Mid-America Apartment Communities, Inc. REIT	650,556	90,388,251
UDR, Inc. REIT	2,337,854	93,327,132
		570,785,938
RETAIL REITs — 6.9%
Federal Realty Investment Trust REIT	859,496	106,096,186
Kimco Realty Corp. REIT	4,209,774	106,717,771
Realty Income Corp. REIT	1,425,290	88,310,968
Regency Centers Corp. REIT	1,240,094	98,885,096
Simon Property Group, Inc. REIT	475,609	106,369,953
		506,379,974
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
Skyworks Solutions, Inc.	1,504,201	101,984,828
SPECIALIZED REITs — 7.4%
American Tower Corp. REIT	494,318	80,855,595
Crown Castle, Inc. REIT	1,010,329	76,512,215
Extra Space Storage, Inc. REIT	605,581	87,990,919
Iron Mountain, Inc. REIT	938,782	118,577,555
Public Storage REIT	305,049	97,100,147
Security Description	Shares	Value
VICI Properties, Inc. REIT	3,104,280	$82,418,634
		543,455,065
SPECIALTY RETAIL — 1.4%
Best Buy Co., Inc.	1,323,117	100,398,118
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
HP, Inc.	4,509,376	98,935,709
TOBACCO — 1.4%
Altria Group, Inc.	1,441,886	103,743,698
TOTAL COMMON STOCKS (Cost $7,075,190,958)		7,321,131,448

SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c)	25,805,325	25,805,325
State Street Navigator Securities Lending Portfolio II (d) (e)	92,492,145	92,492,145
TOTAL SHORT-TERM INVESTMENTS (Cost $118,297,470)		118,297,470
TOTAL INVESTMENTS — 100.9% (Cost $7,193,488,428)		7,439,428,918
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(65,255,645)
NET ASSETS — 100.0%		$7,374,173,273

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	100	09/18/2026	$37,732,780	$37,741,250	$8,470
During the year ended June 30, 2026, the average notional value related to futures contracts was $34,337,981.
See accompanying notes to financial statements.
8

STATE STREET SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,321,131,448	$—	$—	$7,321,131,448
Short-Term Investments	118,297,470	—	—	118,297,470
TOTAL INVESTMENTS	$7,439,428,918	$—	$—	$7,439,428,918
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$8,470	$—	$—	$8,470
TOTAL OTHER FINANCIAL INSTRUMENTS:	$8,470	$—	$—	$8,470
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	20,221,705	$20,221,705	$631,750,560	$626,166,940	$—	$—	25,805,325	$25,805,325	$856,908
State Street Navigator Securities Lending Portfolio II	74,063,324	74,063,324	2,882,342,791	2,863,913,970	—	—	92,492,145	92,492,145	185,703
Total		$94,285,029	$3,514,093,351	$3,490,080,910	$—	$—		$118,297,470	$1,042,611
See accompanying notes to financial statements.
9

STATE STREET SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 100.1%
AEROSPACE & DEFENSE — 4.6%
AeroVironment, Inc. (a)	163,341	$26,962,699
ATI, Inc. (a)	691,290	136,253,259
BWX Technologies, Inc.	464,065	90,330,253
Carpenter Technology Corp.	251,674	155,242,590
Curtiss-Wright Corp.	187,108	141,782,958
Hexcel Corp.	382,067	38,229,624
Kratos Defense & Security Solutions, Inc. (a)	949,907	47,362,363
Moog, Inc. Class A	144,037	61,048,642
StandardAero, Inc. (a) (b)	959,676	28,703,909
Woodward, Inc.	301,798	128,396,941
		854,313,238
AIR FREIGHT & LOGISTICS — 0.2%
GXO Logistics, Inc. (a) (b)	582,779	29,546,895
AIRLINES — 0.5%
Alaska Air Group, Inc. (a) (b)	564,459	29,464,760
American Airlines Group, Inc. (a)	3,350,238	60,538,800
		90,003,560
AUTO COMPONENTS — 1.1%
Autoliv, Inc. (b)	348,877	40,529,041
BorgWarner, Inc.	1,039,018	68,990,795
Gentex Corp. (b)	1,078,702	27,258,800
Goodyear Tire & Rubber Co. (a) (b)	1,456,010	9,609,666
Lear Corp.	253,774	34,020,942
Visteon Corp. (b)	135,226	13,415,772
		193,825,016
AUTOMOBILES — 0.2%
Harley-Davidson, Inc. (b)	533,238	13,043,001
Thor Industries, Inc. (b)	266,428	20,024,729
		33,067,730
BANKS — 5.9%
Associated Banc-Corp.	827,516	25,462,667
Bank OZK	519,788	27,075,757
Columbia Banking System, Inc.	1,466,396	46,997,992
Commerce Bancshares, Inc.	686,737	39,659,062
Cullen/Frost Bankers, Inc.	318,079	49,149,567
East West Bancorp, Inc.	693,932	89,579,682
First Financial Bankshares, Inc.	660,459	22,851,881
First Horizon Corp.	2,404,197	61,643,611
Flagstar Bank NA	1,520,181	22,711,504
FNB Corp.	1,803,127	34,403,663
Glacier Bancorp, Inc. (b)	652,653	33,663,842
Hancock Whitney Corp. (b)	411,128	30,719,484
Home BancShares, Inc.	946,399	27,019,691
International Bancshares Corp.	274,015	20,811,439
Old National Bancorp (b)	1,741,886	45,114,847
Pinnacle Financial Partners, Inc.	761,859	76,856,336
Prosperity Bancshares, Inc.	510,889	37,310,224
Southstate Bank Corp.	494,743	49,424,826
Texas Capital Bancshares, Inc.	221,232	22,844,416
Security Description	Shares	Value
UMB Financial Corp.	361,759	$51,644,715
United Bankshares, Inc.	696,384	31,915,279
Valley National Bancorp	2,413,968	35,364,631
Webster Financial Corp.	820,754	62,722,021
Western Alliance Bancorp	518,673	42,634,921
Wintrust Financial Corp.	341,669	54,913,042
Zions Bancorp NA	745,101	51,553,538
		1,094,048,638
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a) (b)	37,876	6,705,188
Celsius Holdings, Inc. (a) (b)	802,852	23,507,507
Coca-Cola Consolidated, Inc.	286,306	54,661,541
		84,874,236
BIOTECHNOLOGY — 3.1%
Arrowhead Pharmaceuticals, Inc. (a)	713,509	58,158,119
BioMarin Pharmaceutical, Inc. (a)	979,088	56,023,415
Cytokinetics, Inc. (a) (b)	687,733	58,587,974
Exelixis, Inc. (a)	1,273,245	69,277,260
Halozyme Therapeutics, Inc. (a)	600,818	47,026,025
Neurocrine Biosciences, Inc. (a)	509,357	85,844,482
Roivant Sciences Ltd. (a)	2,284,014	80,831,256
United Therapeutics Corp. (a)	215,039	116,514,581
		572,263,112
BROADLINE RETAIL — 0.3%
Macy's, Inc.	1,335,952	31,461,670
Ollie's Bargain Outlet Holdings, Inc. (a)	307,258	23,621,995
		55,083,665
BUILDING PRODUCTS — 2.0%
AAON, Inc. (b)	344,376	43,687,539
Advanced Drainage Systems, Inc.	363,031	56,981,346
Carlisle Cos., Inc.	204,525	74,191,444
Fortune Brands Innovations, Inc. (b)	604,279	33,174,917
Owens Corning	407,918	64,842,645
Simpson Manufacturing Co., Inc.	208,372	43,622,678
Trex Co., Inc. (a)	526,316	26,336,853
UFP Industries, Inc.	286,120	25,962,529
		368,799,951
CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc.	133,810	45,281,304
Carlyle Group, Inc. (b)	1,312,876	55,285,208
Evercore, Inc. Class A	195,944	66,903,120
Federated Hermes, Inc.	366,836	20,256,684
Hamilton Lane, Inc. Class A (b)	206,992	16,317,179
Houlihan Lokey, Inc.	274,631	36,836,256
Janus Henderson Group PLC	623,932	32,413,268
Jefferies Financial Group, Inc.	828,433	41,405,081
Morningstar, Inc.	111,748	17,434,923
See accompanying notes to financial statements.
10

STATE STREET SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
SEI Investments Co.	463,023	$40,611,747
Stifel Financial Corp.	777,071	54,216,244
		426,961,014
CHEMICALS — 1.7%
Ashland, Inc.	231,957	15,283,647
Avient Corp.	464,542	17,169,472
Axalta Coating Systems Ltd. (a)	1,084,108	37,098,176
Cabot Corp. (b)	261,485	23,748,068
NewMarket Corp. (b)	38,667	30,594,877
Olin Corp.	576,952	11,435,188
RPM International, Inc.	646,506	71,859,142
Scotts Miracle-Gro Co. (b)	226,950	15,457,564
Solstice Advanced Materials, Inc.	804,433	71,272,764
Westlake Corp.	168,742	12,318,166
		306,237,064
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Brink's Co.	208,588	19,709,480
Clean Harbors, Inc. (a)	251,620	75,171,475
MSA Safety, Inc.	183,827	32,092,518
RB Global, Inc. (b)	943,687	109,892,351
Tetra Tech, Inc.	1,314,649	37,980,210
		274,846,034
COMMUNICATIONS EQUIPMENT — 0.3%
Viavi Solutions, Inc. (a)	1,184,878	56,577,924
CONSTRUCTION & ENGINEERING — 3.2%
AECOM	651,053	45,443,499
API Group Corp. (a)	1,953,132	82,715,140
Dycom Industries, Inc. (a)	152,064	76,882,038
Fluor Corp. (a)	707,501	37,065,977
IES Holdings, Inc. (a)	44,337	32,572,621
MasTec, Inc. (a)	312,097	129,851,078
Sterling Infrastructure, Inc. (a)	155,461	130,487,745
Valmont Industries, Inc.	98,339	56,800,606
		591,818,704
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	159,208	35,821,800
Knife River Corp. (a) (b)	287,496	24,049,040
		59,870,840
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	1,412,972	64,926,063
FirstCash Holdings, Inc. (b)	195,415	42,272,173
SLM Corp. (b)	955,342	24,781,572
		131,979,808
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.0%
Albertsons Cos., Inc. Class A (b)	1,803,635	24,403,182
BJ's Wholesale Club Holdings, Inc. (a) (b)	646,833	56,416,774
Maplebear, Inc. (a)	833,378	39,460,448
Performance Food Group Co. (a)	795,732	88,954,880
Sprouts Farmers Market, Inc. (a)	476,403	40,294,166
U.S. Foods Holding Corp. (a)	1,115,539	114,063,863
		363,593,313
Security Description	Shares	Value
CONTAINERS & PACKAGING — 1.0%
AptarGroup, Inc.	323,263	$40,472,528
Crown Holdings, Inc.	559,721	62,588,002
Graphic Packaging Holding Co.	1,498,802	15,842,337
Greif, Inc. Class A	125,505	9,348,867
Silgan Holdings, Inc. (b)	444,335	20,612,701
Sonoco Products Co. (b)	500,822	28,221,320
		177,085,755
DIVERSIFIED CONSUMER SERVICES — 0.8%
Duolingo, Inc. (a) (b)	203,800	23,441,076
Graham Holdings Co. Class B (b)	16,929	19,323,099
Grand Canyon Education, Inc. (a)	132,799	19,004,865
H&R Block, Inc.	642,106	24,451,397
Service Corp. International (b)	698,875	53,086,545
		139,306,982
DIVERSIFIED REITs — 0.4%
WP Carey, Inc. REIT	1,128,274	80,671,591
ELECTRIC UTILITIES — 0.8%
IDACORP, Inc. (b)	280,690	42,468,397
OGE Energy Corp.	1,045,387	50,868,532
Portland General Electric Co.	586,245	30,385,078
TXNM Energy, Inc.	505,923	28,726,308
		152,448,315
ELECTRICAL EQUIPMENT — 2.7%
Acuity, Inc.	152,547	57,458,353
EnerSys	186,656	43,643,906
Nextpower, Inc. Class A (a) (b)	752,099	89,605,075
nVent Electric PLC	819,179	138,940,950
Regal Rexnord Corp.	337,213	80,320,765
Sensata Technologies Holding PLC	736,672	35,168,721
Vicor Corp. (a)	118,373	44,955,698
		490,093,468
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Advanced Energy Industries, Inc.	192,628	71,825,202
Arrow Electronics, Inc. (a)	259,039	55,281,513
Avnet, Inc.	415,478	36,902,756
Belden, Inc. (b)	197,260	23,653,447
Cognex Corp.	843,003	61,050,277
Crane NXT Co. (b)	250,670	12,824,277
Fabrinet (a) (b)	181,481	102,006,840
IPG Photonics Corp. (a) (b)	129,014	15,135,922
Littelfuse, Inc.	128,123	58,338,246
Novanta, Inc. (a) (b)	180,386	29,265,825
Sanmina Corp. (a)	271,507	68,712,992
TD SYNNEX Corp.	378,735	101,251,015
TTM Technologies, Inc. (a)	526,070	98,385,611
Vontier Corp.	713,222	20,683,438
		755,317,361
See accompanying notes to financial statements.
11

STATE STREET SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.2%
NOV, Inc.	1,817,951	$33,722,991
TechnipFMC PLC	2,019,627	133,901,270
Valaris Ltd. (a)	326,244	23,685,315
Weatherford International PLC	364,340	29,693,710
		221,003,286
ENTERTAINMENT — 0.6%
Roku, Inc. (a)	664,550	91,800,937
Warner Music Group Corp. Class A	740,751	20,052,130
		111,853,067
FINANCIAL SERVICES — 1.7%
Corebridge Financial, Inc.	1,226,188	35,105,762
Equitable Holdings, Inc.	1,426,038	62,574,547
Essent Group Ltd.	466,813	30,006,740
Euronet Worldwide, Inc. (a) (b)	179,371	13,128,163
MGIC Investment Corp.	1,071,313	30,211,027
Shift4 Payments, Inc. Class A (a) (b)	297,380	14,464,563
Toast, Inc. Class A (a)	2,374,782	66,066,435
Voya Financial, Inc.	459,252	41,576,084
WEX, Inc. (a)	175,599	24,775,263
		317,908,584
FOOD PRODUCTS — 0.6%
Darling Ingredients, Inc. (a)	805,051	43,971,886
Ingredion, Inc.	319,441	30,254,257
Marzetti Co.	102,796	11,735,191
Pilgrim's Pride Corp.	216,942	6,098,240
Post Holdings, Inc. (a) (b)	202,029	17,831,079
		109,890,653
GAS UTILITIES — 1.0%
National Fuel Gas Co.	481,380	37,167,350
New Jersey Resources Corp.	511,225	28,649,049
ONE Gas, Inc.	317,908	24,501,169
Southwest Gas Holdings, Inc.	326,291	28,935,486
Spire, Inc.	299,457	23,384,597
UGI Corp. (b)	1,086,037	37,511,718
		180,149,369
GROUND TRANSPORTATION — 1.9%
Avis Budget Group, Inc. (a) (b)	85,901	12,698,745
Knight-Swift Transportation Holdings, Inc.	823,105	64,095,186
Landstar System, Inc.	171,882	35,546,916
Ryder System, Inc.	195,989	51,696,019
Saia, Inc. (a)	135,110	56,902,928
XPO, Inc. (a)	594,729	122,091,916
		343,031,710
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Dentsply Sirona, Inc.	1,014,739	10,766,381
Envista Holdings Corp. (a)	824,280	21,719,778
Globus Medical, Inc. Class A (a)	575,014	45,431,856
Haemonetics Corp. (a)	235,388	17,654,100
Security Description	Shares	Value
Lantheus Holdings, Inc. (a) (b)	329,814	$36,589,565
LivaNova PLC (a)	278,263	22,881,566
Penumbra, Inc. (a)	199,250	62,913,188
		217,956,434
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Chemed Corp.	67,223	31,308,440
Encompass Health Corp.	502,479	50,790,577
Ensign Group, Inc.	293,595	47,063,279
HealthEquity, Inc. (a)	427,942	38,651,721
Hims & Hers Health, Inc. (a) (b)	1,074,815	37,263,836
Option Care Health, Inc. (a)	795,421	16,679,978
Tenet Healthcare Corp. (a)	436,320	81,626,746
		303,384,577
HEALTH CARE REITs — 1.3%
American Healthcare REIT, Inc. (b)	976,219	50,909,821
CareTrust REIT, Inc.	1,196,683	48,286,159
Healthcare Realty Trust, Inc. REIT (b)	1,755,289	35,404,179
Omega Healthcare Investors, Inc. REIT	1,508,513	71,925,900
Sabra Health Care REIT, Inc.	1,277,485	24,923,732
		231,449,791
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a)	677,848	14,058,567
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT (b)	1,019,983	14,534,758
HOTELS, RESTAURANTS & LEISURE — 2.6%
Aramark	1,332,010	75,791,369
Boyd Gaming Corp. (b)	278,616	24,610,151
Cava Group, Inc. (a) (b)	507,122	39,798,935
Choice Hotels International, Inc. (b)	102,826	11,338,623
Churchill Downs, Inc.	335,416	30,066,690
Dutch Bros, Inc. Class A (a) (b)	646,318	46,412,096
Hilton Grand Vacations, Inc. (a) (b)	304,192	15,930,535
Hyatt Hotels Corp. Class A (b)	207,829	40,285,573
Planet Fitness, Inc. Class A (a)	400,835	20,911,562
Texas Roadhouse, Inc.	332,948	64,335,542
Travel & Leisure Co.	316,195	24,166,784
Vail Resorts, Inc. (b)	180,492	24,573,986
Wingstop, Inc. (b)	137,933	23,918,961
Wyndham Hotels & Resorts, Inc.	379,219	31,934,032
		474,074,839
HOUSEHOLD DURABLES — 1.5%
KB Home	317,330	19,861,685
SharkNinja, Inc. (a) (b)	358,442	54,579,963
Somnigroup International, Inc.	1,065,496	83,534,886
Taylor Morrison Home Corp. (a)	473,263	33,951,888
Toll Brothers, Inc.	479,733	79,036,012
See accompanying notes to financial statements.
12

STATE STREET SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Whirlpool Corp. (b)	327,876	$12,924,872
		283,889,306
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.7%
Ormat Technologies, Inc. (b)	311,277	33,898,065
Talen Energy Corp. (a)	229,938	88,355,976
		122,254,041
INDUSTRIAL REITs — 0.9%
EastGroup Properties, Inc. REIT	271,868	55,061,426
First Industrial Realty Trust, Inc. REIT	671,518	41,170,769
Rexford Industrial Realty, Inc. REIT (b)	1,134,417	38,002,969
STAG Industrial, Inc. REIT	968,554	36,863,165
		171,098,329
INSURANCE — 3.5%
American Financial Group, Inc.	349,316	48,883,281
Brighthouse Financial, Inc. (a)	289,656	18,335,225
CNO Financial Group, Inc.	472,866	24,106,709
Fidelity National Financial, Inc.	1,281,596	60,440,067
First American Financial Corp.	516,183	35,404,992
Hanover Insurance Group, Inc.	177,247	37,952,128
Kinsale Capital Group, Inc. (b)	110,967	36,598,026
Old Republic International Corp.	1,135,049	46,446,205
Primerica, Inc.	157,962	44,892,800
Reinsurance Group of America, Inc.	331,858	70,569,604
RenaissanceRe Holdings Ltd.	215,973	68,441,844
RLI Corp.	465,733	27,510,848
Ryan Specialty Holdings, Inc. (b)	577,122	21,792,127
Selective Insurance Group, Inc.	303,285	29,421,678
Unum Group	744,609	66,568,044
		637,363,578
INTERACTIVE MEDIA & SERVICES — 0.3%
Pinterest, Inc. Class A (a)	2,440,295	51,319,404
IT SERVICES — 1.9%
DigitalOcean Holdings, Inc. (a) (b)	412,364	64,753,519
Kyndryl Holdings, Inc. (a)	1,142,013	12,916,167
Okta, Inc. (a)	849,277	115,883,846
Twilio, Inc. Class A (a)	768,802	158,626,917
		352,180,449
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Brunswick Corp.	329,105	27,723,805
Mattel, Inc. (a)	1,472,017	20,431,596
Polaris, Inc. (b)	273,735	18,734,423
YETI Holdings, Inc. (a) (b)	383,730	19,017,659
		85,907,483
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Avantor, Inc. (a)	3,458,485	34,239,002
Bio-Rad Laboratories, Inc. Class A (a)	91,250	26,791,913
Security Description	Shares	Value
Bruker Corp. (b)	562,886	$33,874,479
Illumina, Inc. (a)	766,421	134,759,804
Medpace Holdings, Inc. (a) (b)	114,290	60,526,841
Repligen Corp. (a) (b)	268,575	36,644,373
Sotera Health Co. (a) (b)	1,343,409	23,845,510
		350,681,922
MACHINERY — 5.7%
AGCO Corp. (b)	304,438	36,441,229
Chart Industries, Inc. (a)	227,718	47,579,399
CNH Industrial NV (b)	4,459,486	50,080,028
Crane Co.	248,651	55,466,578
Donaldson Co., Inc.	586,667	52,665,097
Esab Corp. (b)	289,883	28,591,160
Flowserve Corp. (b)	647,410	48,011,926
Graco, Inc.	840,692	63,564,722
ITT, Inc.	452,848	89,555,220
Lincoln Electric Holdings, Inc.	277,525	73,685,663
Middleby Corp. (a)	210,723	36,246,463
Mueller Industries, Inc.	560,103	68,853,462
Oshkosh Corp.	315,838	48,474,816
RBC Bearings, Inc. (a)	159,770	102,901,466
SPX Technologies, Inc. (a)	253,624	62,180,996
Terex Corp.	578,469	41,875,371
Timken Co.	320,352	46,553,553
Toro Co.	491,006	47,833,804
Watts Water Technologies, Inc. Class A (b)	139,195	54,487,883
		1,055,048,836
MARINE — 0.2%
Kirby Corp. (a)	271,015	36,849,910
MEDIA — 0.6%
New York Times Co. Class A (b)	815,967	57,101,371
Nexstar Media Group, Inc.	145,427	25,971,808
Sirius XM Holdings, Inc.	951,869	28,118,210
		111,191,389
METALS & MINING — 2.6%
Alcoa Corp.	1,336,931	69,707,582
Cleveland-Cliffs, Inc. (a)	2,889,451	27,131,945
Coeur Mining, Inc.	5,240,338	85,522,316
Commercial Metals Co.	561,690	35,246,048
Hecla Mining Co.	3,397,490	52,423,271
MP Materials Corp. (a) (b)	685,351	38,386,510
Reliance, Inc.	258,612	96,617,443
Royal Gold, Inc.	412,707	82,380,444
		487,415,559
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.6%
Annaly Capital Management, Inc. REIT	3,708,684	82,926,174
Starwood Property Trust, Inc. REIT (b)	1,765,336	28,916,204
		111,842,378
See accompanying notes to financial statements.
13

STATE STREET SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
MULTI-UTILITIES — 0.3%
Black Hills Corp.	385,639	$28,691,542
Northwestern Energy Group, Inc.	311,558	22,313,784
		51,005,326
OFFICE REITs — 0.5%
COPT Defense Properties REIT	571,712	20,804,600
Cousins Properties, Inc. REIT	833,473	24,987,520
Kilroy Realty Corp. REIT	541,912	20,305,443
Vornado Realty Trust REIT (b)	800,361	31,454,187
		97,551,750
OIL, GAS & CONSUMABLE FUELS — 3.2%
Antero Midstream Corp.	1,684,192	38,315,368
Antero Resources Corp. (a)	1,491,007	52,393,986
Chord Energy Corp.	285,165	32,594,360
CNX Resources Corp. (a) (b)	716,674	24,316,749
DT Midstream, Inc.	516,756	75,828,775
HF Sinclair Corp.	776,225	54,064,071
Matador Resources Co.	591,301	29,434,964
Murphy Oil Corp.	682,554	22,223,958
Ovintiv, Inc.	1,395,021	73,447,856
PBF Energy, Inc. Class A	425,488	19,368,214
Permian Resources Corp. Class A	3,986,793	73,396,859
Range Resources Corp. (b)	1,193,533	44,387,492
Viper Energy, Inc. Class A	983,810	41,713,544
		581,486,196
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	322,043	25,331,902
PERSONAL CARE PRODUCTS — 0.1%
elf Beauty, Inc. (a) (b)	299,131	22,135,694
PHARMACEUTICALS — 0.8%
Elanco Animal Health, Inc. (a) (b)	2,529,979	62,262,783
Jazz Pharmaceuticals PLC (a)	317,807	76,581,953
		138,844,736
PROFESSIONAL SERVICES — 2.0%
Booz Allen Hamilton Holding Corp.	610,860	37,060,876
CACI International, Inc. Class A (a)	111,923	51,849,449
ExlService Holdings, Inc. (a)	773,915	20,013,442
Exponent, Inc.	245,731	14,439,154
FTI Consulting, Inc. (a) (b)	149,809	22,323,039
Genpact Ltd.	798,548	21,960,070
KBR, Inc.	642,256	22,177,100
Maximus, Inc.	266,147	14,308,063
Parsons Corp. (a) (b)	270,962	14,195,699
Paylocity Holding Corp. (a)	219,678	22,962,941
Science Applications International Corp.	218,329	24,105,705
TransUnion	976,611	70,452,718
UL Solutions, Inc. Class A (b)	394,118	40,144,859
		375,993,115
Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc. (a)	235,001	$72,838,560
RESIDENTIAL REITs — 0.7%
American Homes 4 Rent Class A REIT	1,604,590	53,785,857
Equity LifeStyle Properties, Inc. REIT	982,373	63,313,940
Independence Realty Trust, Inc. REIT	1,191,805	19,891,225
		136,991,022
RETAIL REITs — 0.9%
Agree Realty Corp. REIT (b)	607,459	46,008,945
Brixmor Property Group, Inc. REIT	1,554,307	49,007,300
Kite Realty Group Trust REIT (b)	1,028,639	29,192,775
NNN REIT, Inc.	963,701	44,841,007
		169,050,027
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.8%
Allegro MicroSystems, Inc. (a) (b)	628,879	43,782,556
Amkor Technology, Inc.	577,572	49,804,034
Cirrus Logic, Inc. (a)	258,355	38,373,468
Entegris, Inc. (b)	772,494	138,940,771
Lattice Semiconductor Corp. (a)	693,992	106,153,016
MACOM Technology Solutions Holdings, Inc. (a)	332,368	126,422,816
MKS, Inc.	342,151	152,188,765
Onto Innovation, Inc. (a)	251,965	95,356,154
Rambus, Inc. (a) (b)	547,786	72,713,114
Semtech Corp. (a)	471,691	76,343,188
Silicon Laboratories, Inc. (a)	167,085	36,518,098
SiTime Corp. (a)	112,337	83,753,974
Synaptics, Inc. (a)	195,723	24,314,668
Universal Display Corp.	220,219	19,068,763
		1,063,733,385
SOFTWARE — 2.7%
Appfolio, Inc. Class A (a) (b)	121,703	19,515,076
Bentley Systems, Inc. Class B (b)	755,097	22,569,849
Bill Holdings, Inc. (a)	448,991	16,235,515
Commvault Systems, Inc. (a)	208,939	29,612,924
Docusign, Inc. (a)	984,192	43,717,809
Dolby Laboratories, Inc. Class A (b)	305,676	16,072,444
Dropbox, Inc. Class A (a)	758,649	20,840,088
Dynatrace, Inc. (a)	1,492,558	65,538,222
Guidewire Software, Inc. (a)	428,841	52,768,885
InterDigital, Inc. (b)	130,916	37,066,247
Manhattan Associates, Inc. (a)	299,698	41,732,947
Nutanix, Inc. Class A (a)	1,343,443	68,461,855
Pegasystems, Inc. (b)	457,126	13,700,066
Qualys, Inc. (a)	178,402	24,528,491
See accompanying notes to financial statements.
14

STATE STREET SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
UiPath, Inc. Class A (a) (b)	2,163,382	$23,515,962
		495,876,380
SPECIALIZED REITs — 1.3%
CubeSmart REIT	1,146,916	45,612,849
EPR Properties REIT	387,543	22,481,369
Gaming & Leisure Properties, Inc. REIT	1,434,684	63,886,479
Lamar Advertising Co. Class A REIT	440,977	68,783,593
National Storage Affiliates Trust REIT	359,722	15,996,837
Rayonier, Inc. REIT (b)	1,401,548	29,824,941
		246,586,068
SPECIALTY RETAIL — 3.0%
Abercrombie & Fitch Co. Class A (a)	226,643	20,400,136
AutoNation, Inc. (a)	127,106	23,615,024
Bath & Body Works, Inc.	1,020,089	23,594,659
Burlington Stores, Inc. (a)	318,244	100,819,699
Chewy, Inc. Class A (a)	1,216,752	23,909,177
Dick's Sporting Goods, Inc. (b)	333,692	75,684,683
Five Below, Inc. (a)	280,076	50,354,864
Floor & Decor Holdings, Inc. Class A (a) (b)	547,570	32,503,755
GameStop Corp. Class A (a)	2,089,554	46,137,352
Gap, Inc.	1,128,868	21,087,254
Lithia Motors, Inc. (b)	115,514	33,555,662
Murphy USA, Inc.	85,161	45,890,708
Penske Automotive Group, Inc. (b)	93,249	16,686,909
RH (a) (b)	78,490	12,929,658
Valvoline, Inc. (a)	646,049	25,544,777
		552,714,317
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Everpure, Inc. Class A (a)	1,598,414	125,939,039
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings Ltd. (a)	603,621	11,209,242
Columbia Sportswear Co. (b)	121,739	7,525,905
Crocs, Inc. (a)	251,694	30,364,364
PVH Corp. (b)	233,394	17,331,838
VF Corp.	1,664,842	27,769,565
		94,200,914
TRADING COMPANIES & DISTRIBUTORS — 1.8%
Applied Industrial Technologies, Inc.	187,203	63,302,695
Security Description	Shares	Value
Core & Main, Inc. Class A (a)	953,036	$45,983,987
GATX Corp.	179,824	31,863,015
MSC Industrial Direct Co., Inc. Class A	231,937	27,588,906
Watsco, Inc. (b)	177,333	73,899,981
WESCO International, Inc.	246,701	85,217,926
		327,856,510
WATER UTILITIES — 0.3%
Essential Utilities, Inc.	1,436,748	55,041,816
TOTAL COMMON STOCKS (Cost $14,666,835,338)		18,412,149,190
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	19,643,045	19,643,045
State Street Navigator Securities Lending Portfolio II (e) (f)	519,611,832	519,611,832
TOTAL SHORT-TERM INVESTMENTS (Cost $539,254,877)		539,254,877
TOTAL INVESTMENTS — 103.0% (Cost $15,206,090,215)		18,951,404,067
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(551,638,078)
NET ASSETS — 100.0%		$18,399,765,989

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
15

STATE STREET SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P MidCap 400 Index (long)	49	09/18/2026	$18,760,949	$19,036,500	$275,551
During the year ended June 30, 2026, the average notional value related to futures contracts was $15,243,875.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,412,149,190	$—	$—	$18,412,149,190
Short-Term Investments	539,254,877	—	—	539,254,877
TOTAL INVESTMENTS	$18,951,404,067	$—	$—	$18,951,404,067
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$275,551	$—	$—	$275,551
TOTAL OTHER FINANCIAL INSTRUMENTS:	$275,551	$—	$—	$275,551
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,277,222	$7,277,222	$519,209,220	$506,843,397	$—	$—	19,643,045	$19,643,045	$489,589
State Street Navigator Securities Lending Portfolio II	477,291,052	477,291,052	5,808,520,408	5,766,199,628	—	—	519,611,832	519,611,832	1,450,461
Total		$484,568,274	$6,327,729,628	$6,273,043,025	$—	$—		$539,254,877	$1,940,050
See accompanying notes to financial statements.
16

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.3%
Axon Enterprise, Inc. (a)	193,297	$108,364,231
Boeing Co. (a)	1,895,739	410,370,621
General Dynamics Corp.	610,028	216,096,319
General Electric Co.	2,508,602	937,539,826
Honeywell Aerospace, Inc. (a)	761,938	168,449,253
Howmet Aerospace, Inc.	961,755	258,577,449
Huntington Ingalls Industries, Inc.	95,540	26,740,691
L3Harris Technologies, Inc.	448,285	130,267,138
Lockheed Martin Corp.	488,063	248,648,576
Northrop Grumman Corp.	320,953	163,464,572
RTX Corp.	3,238,275	614,397,916
Textron, Inc.	416,864	38,238,935
TransDigm Group, Inc.	134,678	179,396,483
		3,500,552,010
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	282,794	53,261,422
Expeditors International of Washington, Inc.	314,843	51,313,112
FedEx Corp.	528,123	165,371,155
United Parcel Service, Inc. Class B	1,794,728	192,933,260
		462,878,949
AIRLINES — 0.2%
Delta Air Lines, Inc.	1,574,086	147,428,895
Southwest Airlines Co.	1,174,059	60,370,114
United Airlines Holdings, Inc. (a)	779,563	106,012,772
		313,811,781
AUTO COMPONENTS — 0.0% *
Aptiv PLC (a)	505,323	31,016,726
AUTOMOBILES — 2.0%
Ford Motor Co.	9,412,337	130,831,484
General Motors Co.	2,167,923	167,103,505
Tesla, Inc. (a)	6,770,376	2,847,620,146
		3,145,555,135
BANKS — 3.4%
Bank of America Corp.	15,698,255	894,486,570
Citigroup, Inc.	4,100,778	573,944,889
Citizens Financial Group, Inc.	1,016,995	71,260,840
Fifth Third Bancorp	2,183,972	123,110,501
Huntington Bancshares, Inc.	4,873,275	86,403,166
JPMorgan Chase & Co.	6,443,268	2,109,074,914
KeyCorp	2,215,797	51,074,121
M&T Bank Corp.	352,091	83,801,179
PNC Financial Services Group, Inc.	965,099	237,626,676
Regions Financial Corp.	2,052,219	61,977,014
Truist Financial Corp.	2,995,534	149,237,504
U.S. Bancorp	3,732,713	225,455,865
Wells Fargo & Co.	7,358,515	608,107,679
		5,275,560,918
Security Description	Shares	Value
BEVERAGES — 1.0%
Brown-Forman Corp. Class B (b)	407,462	$10,858,862
Coca-Cola Co.	9,312,138	756,797,455
Constellation Brands, Inc. Class A	336,059	46,742,446
Keurig Dr. Pepper, Inc.	3,266,752	106,920,793
Molson Coors Beverage Co. Class B	387,428	15,094,195
Monster Beverage Corp. (a)	1,717,445	165,080,814
PepsiCo, Inc.	3,286,875	445,042,875
		1,546,537,440
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	4,248,197	1,069,016,293
Amgen, Inc.	1,297,941	470,010,395
Biogen, Inc. (a)	355,148	76,733,277
Gilead Sciences, Inc.	2,985,762	377,221,171
Incyte Corp. (a)	404,987	45,909,326
Moderna, Inc. (a)	846,173	59,257,495
Regeneron Pharmaceuticals, Inc.	240,456	149,933,934
Vertex Pharmaceuticals, Inc. (a)	609,969	302,989,902
		2,551,071,793
BROADLINE RETAIL — 3.7%
Amazon.com, Inc. (a)	23,540,777	5,610,708,790
eBay, Inc.	1,067,401	119,282,062
		5,729,990,852
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	270,593	16,971,593
Allegion PLC	207,244	29,115,710
Builders FirstSource, Inc. (a)	258,538	23,133,980
Carrier Global Corp.	1,877,622	137,723,574
Johnson Controls International PLC	1,467,709	214,446,962
Lennox International, Inc.	75,989	43,537,897
Masco Corp.	485,982	39,544,355
Trane Technologies PLC	531,555	261,078,554
		765,552,625
CAPITAL MARKETS — 3.0%
Ameriprise Financial, Inc.	216,014	99,098,583
ARES Management Corp. Class A (b)	506,736	56,404,784
Bank of New York Mellon Corp.	1,650,624	238,696,737
Blackrock, Inc.	347,294	333,944,019
Blackstone, Inc.	1,786,573	210,226,045
Cboe Global Markets, Inc.	251,171	60,951,666
Charles Schwab Corp.	3,930,489	362,666,220
CME Group, Inc.	871,649	192,486,249
Coinbase Global, Inc. Class A (a)	534,647	78,160,045
FactSet Research Systems, Inc. (b)	86,650	19,936,432
Franklin Resources, Inc. (b)	744,164	24,758,336
Goldman Sachs Group, Inc.	709,233	717,296,979
Interactive Brokers Group, Inc. Class A	1,071,510	93,264,230
See accompanying notes to financial statements.
17

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Intercontinental Exchange, Inc.	1,360,277	$167,463,701
Invesco Ltd.	1,069,299	28,218,801
KKR & Co., Inc.	1,663,705	152,694,845
Moody's Corp.	361,005	163,506,385
Morgan Stanley	2,882,564	602,571,178
MSCI, Inc.	175,086	98,055,163
Nasdaq, Inc.	1,073,796	84,636,601
Northern Trust Corp.	444,735	77,312,732
Raymond James Financial, Inc.	417,172	63,422,659
Robinhood Markets, Inc. Class A (a)	1,902,465	190,779,190
S&P Global, Inc.	729,387	297,050,150
State Street Corp. (c)	665,633	112,891,357
T. Rowe Price Group, Inc. (b)	514,604	58,505,329
		4,584,998,416
CHEMICALS — 1.0%
Air Products & Chemicals, Inc.	535,256	156,926,354
Albemarle Corp.	284,483	38,413,740
CF Industries Holdings, Inc.	368,940	39,941,444
Corteva, Inc.	1,608,556	136,228,608
Dow, Inc.	1,737,084	47,526,618
DuPont de Nemours, Inc.	329,060	44,633,698
Ecolab, Inc.	608,761	169,606,902
International Flavors & Fragrances, Inc.	613,620	48,610,977
Linde PLC	1,112,219	577,174,928
LyondellBasell Industries NV Class A	617,740	32,524,011
Mosaic Co.	774,294	16,407,290
PPG Industries, Inc.	536,953	65,127,029
Sherwin-Williams Co.	551,884	190,024,699
		1,563,146,298
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	817,359	139,016,419
Copart, Inc. (a)	2,130,265	60,052,170
Republic Services, Inc.	481,188	102,531,539
Rollins, Inc.	710,316	29,648,590
Veralto Corp.	590,796	52,391,789
Waste Management, Inc.	888,125	197,945,300
		581,585,807
COMMUNICATIONS EQUIPMENT — 1.4%
Arista Networks, Inc. (a)	2,482,356	421,702,637
Ciena Corp. (a)	340,362	166,967,983
Cisco Systems, Inc.	9,497,359	1,115,559,788
F5, Inc. (a)	135,811	56,491,944
Lumentum Holdings, Inc. (a)	186,765	160,255,576
Motorola Solutions, Inc.	398,788	165,612,668
		2,086,590,596
CONSTRUCTION & ENGINEERING — 0.3%
Comfort Systems USA, Inc.	84,438	167,351,894
EMCOR Group, Inc.	107,075	88,859,401
Quanta Services, Inc.	360,901	259,863,156
		516,074,451
Security Description	Shares	Value
CONSTRUCTION MATERIALS — 0.2%
CRH PLC	1,607,208	$171,971,256
Martin Marietta Materials, Inc.	144,311	83,224,153
Vulcan Materials Co.	312,171	92,093,567
		347,288,976
CONSUMER FINANCE — 0.5%
American Express Co.	1,279,398	432,756,374
Capital One Financial Corp.	1,495,795	300,086,393
Synchrony Financial	808,784	61,508,023
		794,350,790
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.7%
Casey's General Stores, Inc.	89,378	71,036,741
Costco Wholesale Corp.	1,066,895	998,048,266
Dollar General Corp.	528,332	60,816,296
Dollar Tree, Inc. (a)	435,168	52,633,570
Kroger Co.	1,364,685	75,780,958
Sysco Corp.	1,150,463	96,155,697
Target Corp.	1,092,230	142,656,160
Walgreens Boots Alliance, Inc. (a)	3,400	1,802
Walmart, Inc.	10,541,827	1,193,967,326
		2,691,096,816
CONTAINERS & PACKAGING — 0.2%
Amcor PLC (b)	1,108,307	48,045,109
Avery Dennison Corp.	183,967	29,867,042
Ball Corp.	638,296	39,829,670
International Paper Co.	1,278,413	48,707,535
Packaging Corp. of America	213,084	50,773,656
Smurfit Westrock PLC	1,257,862	58,188,696
		275,411,708
DISTRIBUTORS — 0.0% *
Genuine Parts Co.	330,626	39,007,255
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	16,707,832	345,852,122
Comcast Corp. Class A	8,566,961	210,318,893
Verizon Communications, Inc.	10,040,948	425,133,738
		981,304,753
ELECTRIC UTILITIES — 1.4%
Alliant Energy Corp.	619,979	47,298,198
American Electric Power Co., Inc.	1,308,017	178,949,806
Constellation Energy Corp.	768,888	190,968,713
Duke Energy Corp.	1,874,946	237,330,665
Edison International	923,815	68,778,027
Entergy Corp.	1,102,572	126,641,420
Evergy, Inc.	552,935	47,790,172
Eversource Energy	907,523	65,586,687
Exelon Corp.	2,461,466	114,753,545
FirstEnergy Corp.	1,251,078	59,476,248
NextEra Energy, Inc.	5,014,282	440,103,531
NRG Energy, Inc.	506,927	74,041,758
PG&E Corp.	5,289,949	88,976,942
Pinnacle West Capital Corp. (b)	292,059	31,250,313
See accompanying notes to financial statements.
18

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
PPL Corp.	1,809,415	$65,772,235
Southern Co.	2,711,316	259,500,054
Xcel Energy, Inc.	1,501,917	120,603,935
		2,217,822,249
ELECTRICAL EQUIPMENT — 1.3%
AMETEK, Inc.	551,461	133,420,474
Eaton Corp. PLC	933,179	397,646,236
Emerson Electric Co.	1,346,516	192,753,765
GE Vernova, Inc.	646,188	759,180,434
Generac Holdings, Inc. (a)	141,932	41,559,109
Hubbell, Inc.	127,316	66,611,731
Rockwell Automation, Inc.	267,967	132,665,102
Vertiv Holdings Co. Class A	923,385	309,167,766
		2,033,004,617
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Amphenol Corp. Class A	2,958,189	521,587,884
CDW Corp.	308,888	43,442,008
Coherent Corp. (a)	470,066	185,426,935
Corning, Inc.	1,882,770	480,915,941
Flex Ltd. (a)	883,941	143,260,318
Jabil, Inc.	253,924	97,882,624
Keysight Technologies, Inc. (a)	412,628	144,448,684
TE Connectivity PLC	701,888	141,507,640
Teledyne Technologies, Inc. (a)	111,184	74,148,610
Zebra Technologies Corp. Class A (a)	114,796	30,221,195
		1,862,841,839
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	2,387,293	132,494,762
Halliburton Co.	2,003,571	68,021,235
SLB Ltd.	3,594,725	167,118,765
		367,634,762
ENTERTAINMENT — 1.0%
Electronic Arts, Inc.	541,154	110,958,216
Live Nation Entertainment, Inc. (a)	380,727	69,714,921
Netflix, Inc. (a)	10,124,990	722,924,286
Take-Two Interactive Software, Inc. (a)	418,699	104,666,376
TKO Group Holdings, Inc.	152,410	30,681,657
Walt Disney Co.	4,174,983	401,842,114
Warner Bros Discovery, Inc. (a)	5,954,605	158,749,769
		1,599,537,339
FINANCIAL SERVICES — 3.3%
Apollo Global Management, Inc.	1,108,551	131,152,669
Berkshire Hathaway, Inc. Class B (a)	4,408,387	2,205,912,771
Block, Inc. (a)	1,286,731	97,791,556
Corpay, Inc. (a)	156,716	52,228,741
Fidelity National Information Services, Inc.	1,239,586	48,195,104
Fiserv, Inc. (a)	1,281,983	62,881,266
Security Description	Shares	Value
Global Payments, Inc.	559,339	$40,585,638
Jack Henry & Associates, Inc.	171,108	23,568,416
Mastercard, Inc. Class A	1,940,159	996,465,662
PayPal Holdings, Inc.	2,121,137	91,590,696
Visa, Inc. Class A	3,990,717	1,369,175,095
		5,119,547,614
FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co.	1,157,440	88,428,416
Bunge Global SA	326,849	34,884,594
Conagra Brands, Inc.	3,894	52,413
General Mills, Inc.	1,278,234	44,482,543
Hershey Co.	356,420	62,533,889
Hormel Foods Corp.	704,075	17,475,142
J.M. Smucker Co.	257,044	28,917,450
Kraft Heinz Co. (b)	2,044,349	48,287,524
McCormick & Co., Inc.	612,258	30,870,048
Mondelez International, Inc. Class A	3,087,848	178,601,128
Tyson Foods, Inc. Class A	681,941	39,041,122
		573,574,269
GAS UTILITIES — 0.1%
Atmos Energy Corp.	401,732	69,206,372
GROUND TRANSPORTATION — 0.8%
CSX Corp.	4,469,473	212,434,052
Fedex Freight Holding Co., Inc. (a)	261,470	39,481,970
JB Hunt Transport Services, Inc.	179,389	51,920,558
Norfolk Southern Corp.	539,517	169,726,653
Old Dominion Freight Line, Inc.	439,742	95,248,117
Uber Technologies, Inc. (a)	4,895,089	353,229,622
Union Pacific Corp.	1,427,319	388,230,768
		1,310,271,740
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abbott Laboratories	4,188,235	380,040,444
Align Technology, Inc. (a)	160,557	27,079,544
Baxter International, Inc. (b)	1,247,115	26,588,492
Becton Dickinson & Co.	662,593	100,270,199
Boston Scientific Corp. (a)	3,573,345	152,510,365
Cooper Cos., Inc. (a)	472,186	33,860,458
Dexcom, Inc. (a)	926,631	62,408,598
Edwards Lifesciences Corp. (a)	1,384,015	125,197,997
GE HealthCare Technologies, Inc.	1,093,511	69,995,639
Hologic, Inc. (a)	484,850	4,848
IDEXX Laboratories, Inc. (a)	189,252	99,629,823
Insulet Corp. (a)	166,740	25,386,165
Intuitive Surgical, Inc. (a)	851,336	338,559,300
Medtronic PLC	3,087,255	241,515,959
ResMed, Inc.	348,792	67,972,585
Solventum Corp. (a)	356,092	27,472,498
STERIS PLC	236,078	49,710,944
Stryker Corp.	829,974	261,309,014
Zimmer Biomet Holdings, Inc.	464,825	40,016,784
		2,129,529,656
See accompanying notes to financial statements.
19

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Cardinal Health, Inc.	563,135	$133,778,351
Cencora, Inc.	467,319	132,241,931
Centene Corp. (a)	1,125,259	72,230,375
Cigna Group	636,057	175,348,194
CVS Health Corp.	3,068,108	317,395,772
DaVita, Inc. (a)	77,017	17,134,742
Elevance Health, Inc.	522,387	202,022,724
HCA Healthcare, Inc.	373,817	145,747,510
Henry Schein, Inc. (a)	233,299	19,485,132
Humana, Inc.	289,170	114,864,107
Labcorp Holdings, Inc.	197,618	55,333,040
McKesson Corp.	288,816	218,229,370
Quest Diagnostics, Inc.	266,647	56,515,832
UnitedHealth Group, Inc.	2,183,787	907,647,391
Universal Health Services, Inc. Class B	128,527	19,110,680
		2,587,085,151
HEALTH CARE REITs — 0.4%
Alexandria Real Estate Equities, Inc. REIT	380,272	20,097,375
Healthpeak Properties, Inc. REIT	1,669,677	35,731,088
Ventas, Inc. REIT	1,168,969	103,804,447
Welltower, Inc. REIT	1,697,255	385,225,968
		544,858,878
HEALTH CARE TECHNOLOGY — 0.0% *
Veeva Systems, Inc. Class A (a)	360,796	64,030,466
HOTEL & RESORT REITs — 0.0% *
Host Hotels & Resorts, Inc. REIT	1,540,595	36,527,507
HOTELS, RESTAURANTS & LEISURE — 1.6%
Airbnb, Inc. Class A (a)	1,004,713	143,774,430
Booking Holdings, Inc.	1,863,343	332,122,256
Carnival Corp. Ltd.	3,093,193	88,372,524
Chipotle Mexican Grill, Inc. (a)	3,083,687	104,845,358
Darden Restaurants, Inc.	275,571	56,770,382
Domino's Pizza, Inc.	73,497	21,758,052
DoorDash, Inc. Class A (a)	910,800	168,069,924
Expedia Group, Inc.	275,491	70,492,637
Hilton Worldwide Holdings, Inc.	547,804	181,027,310
Las Vegas Sands Corp.	716,443	33,092,502
Marriott International, Inc. Class A	526,298	195,040,776
McDonald's Corp.	1,708,018	461,694,346
MGM Resorts International (a)	463,898	22,178,963
Norwegian Cruise Line Holdings Ltd. (a)	1,099,911	23,219,121
Royal Caribbean Cruises Ltd.	599,699	190,422,423
Starbucks Corp.	2,740,687	280,070,805
Wynn Resorts Ltd.	201,914	19,603,830
Yum! Brands, Inc.	662,966	105,981,745
		2,498,537,384
HOUSEHOLD DURABLES — 0.2%
Dr. Horton, Inc.	634,609	103,365,114
Garmin Ltd.	393,389	93,445,623
Security Description	Shares	Value
Lennar Corp. Class A	518,140	$46,886,489
NVR, Inc. (a)	6,411	43,680,707
PulteGroup, Inc.	458,190	62,868,250
		350,246,183
HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	572,050	55,420,204
Clorox Co.	292,641	27,929,657
Colgate-Palmolive Co.	1,924,032	176,395,254
Kimberly-Clark Corp. (b)	798,231	87,621,817
Procter & Gamble Co.	5,598,743	820,999,673
		1,168,366,605
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	1,729,500	25,354,470
Vistra Corp.	761,889	120,858,452
		146,212,922
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	1,254,598	203,131,962
Honeywell International, Inc.	761,938	170,597,918
		373,729,880
INDUSTRIAL REITs — 0.2%
Prologis, Inc. REIT	2,242,322	303,767,361
INSURANCE — 1.6%
Aflac, Inc.	1,101,958	129,204,576
Allstate Corp.	619,579	147,422,627
American International Group, Inc.	1,275,213	95,041,625
Aon PLC Class A	514,126	170,530,453
Arch Capital Group Ltd. (a)	837,522	81,289,885
Arthur J Gallagher & Co.	618,295	141,941,983
Assurant, Inc.	119,327	32,042,879
Brown & Brown, Inc.	701,449	44,997,953
Chubb Ltd.	867,989	295,758,572
Cincinnati Financial Corp.	372,539	68,971,871
Erie Indemnity Co. Class A (b)	60,807	14,578,478
Everest Group Ltd.	95,257	34,028,658
Globe Life, Inc.	185,476	33,140,852
Hartford Insurance Group, Inc.	660,129	87,480,295
Loews Corp.	406,632	46,034,809
Marsh & McLennan Cos., Inc.	1,158,932	193,159,196
MetLife, Inc.	1,299,940	109,987,923
Principal Financial Group, Inc.	472,623	50,939,307
Progressive Corp.	1,405,376	307,004,387
Prudential Financial, Inc.	832,701	89,873,419
Travelers Cos., Inc.	512,055	169,039,597
W.R. Berkley Corp.	707,660	49,911,260
Willis Towers Watson PLC	226,757	59,267,477
		2,451,648,082
INTERACTIVE MEDIA & SERVICES — 7.8%
Alphabet, Inc. Class A	14,101,102	5,039,310,822
Alphabet, Inc. Class C	11,366,095	4,015,982,346
See accompanying notes to financial statements.
20

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Meta Platforms, Inc. Class A	5,280,792	$2,974,617,326
		12,029,910,494
IT SERVICES — 0.7%
Accenture PLC Class A	1,476,459	183,730,558
Akamai Technologies, Inc. (a)	349,331	41,294,417
Cognizant Technology Solutions Corp. Class A	1,139,435	44,130,318
Gartner, Inc. (a)	161,502	20,933,889
GoDaddy, Inc. Class A (a)	318,429	27,028,254
International Business Machines Corp.	2,259,939	635,517,446
VeriSign, Inc.	197,385	49,654,171
		1,002,289,053
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	322,802	26,660,217
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	680,732	90,421,632
Bio-Techne Corp. (b)	377,683	26,683,304
Charles River Laboratories International, Inc. (a)	116,089	26,327,824
Danaher Corp.	1,514,858	288,550,152
IQVIA Holdings, Inc. (a)	401,642	77,605,267
Mettler-Toledo International, Inc. (a)	48,354	61,772,719
Revvity, Inc. (b)	270,963	30,147,343
Thermo Fisher Scientific, Inc.	893,277	447,853,357
Waters Corp. (a)	236,100	88,546,795
West Pharmaceutical Services, Inc.	170,093	61,063,387
		1,198,971,780
MACHINERY — 2.0%
Caterpillar, Inc.	1,107,578	1,179,459,812
Cummins, Inc.	331,416	236,369,206
Deere & Co.	603,940	383,097,260
Dover Corp.	323,842	72,631,284
Fortive Corp.	733,825	44,829,369
IDEX Corp.	177,427	40,267,058
Illinois Tool Works, Inc.	629,954	170,383,659
Ingersoll Rand, Inc.	856,287	70,206,971
Nordson Corp.	127,115	38,349,324
Otis Worldwide Corp.	923,113	66,094,891
PACCAR, Inc.	1,265,828	152,051,259
Parker-Hannifin Corp.	303,619	296,975,816
Pentair PLC	388,359	29,771,601
Snap-on, Inc.	125,205	50,382,492
Stanley Black & Decker, Inc.	374,767	35,273,070
Westinghouse Air Brake Technologies Corp.	408,587	110,155,055
Xylem, Inc.	571,532	67,560,798
		3,043,858,925
MEDIA — 0.1%
Charter Communications, Inc. Class A (a)	201,442	28,647,067
EchoStar Corp. Class A (a) (b)	326,771	33,167,256
Security Description	Shares	Value
Fox Corp. Class A	481,336	$25,106,486
Fox Corp. Class B	339,962	15,923,820
News Corp. Class A	880,545	21,863,932
News Corp. Class B (b)	297,948	8,360,421
Omnicom Group, Inc.	685,096	49,895,542
Paramount Skydance Corp. Class B	749,774	7,392,772
Trade Desk, Inc. Class A (a)	1,026,498	18,559,084
		208,916,380
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	3,456,384	217,371,990
Newmont Corp.	2,567,078	239,765,085
Nucor Corp.	547,993	122,065,441
Steel Dynamics, Inc.	326,279	74,867,979
		654,070,495
MULTI-UTILITIES — 0.6%
Ameren Corp.	666,230	75,310,639
CenterPoint Energy, Inc.	1,571,821	69,222,997
CMS Energy Corp.	742,504	56,801,556
Consolidated Edison, Inc.	886,891	98,116,751
Dominion Energy, Inc.	2,115,314	144,454,793
DTE Energy Co.	501,584	76,426,354
NiSource, Inc.	1,151,989	54,777,077
Public Service Enterprise Group, Inc.	1,198,684	97,285,194
Sempra	1,572,532	145,789,442
WEC Energy Group, Inc.	783,952	91,542,075
		909,726,878
OFFICE REITs — 0.0% *
BXP, Inc. REIT	355,678	23,585,008
OIL, GAS & CONSUMABLE FUELS — 2.7%
APA Corp.	852,102	27,752,962
Chevron Corp.	4,502,291	746,299,756
ConocoPhillips	2,929,871	304,589,389
Devon Energy Corp.	2,768,896	114,410,804
Diamondback Energy, Inc.	466,646	82,027,034
EOG Resources, Inc.	1,281,086	166,195,287
EQT Corp.	1,504,825	80,011,545
Expand Energy Corp.	575,448	52,475,103
Exxon Mobil Corp.	9,967,589	1,362,768,768
Kinder Morgan, Inc.	4,709,505	150,562,875
Marathon Petroleum Corp.	702,166	179,522,781
Occidental Petroleum Corp.	1,742,905	84,652,896
ONEOK, Inc.	1,515,393	131,748,268
Phillips 66 Co.	963,907	162,948,478
Targa Resources Corp.	516,608	138,523,269
Texas Pacific Land Corp.	139,524	61,061,283
Valero Energy Corp.	713,839	185,912,229
Williams Cos., Inc.	2,940,175	218,572,610
		4,250,035,337
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	593,322	46,842,772
See accompanying notes to financial statements.
21

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Kenvue, Inc.	4,619,381	$88,276,371
		135,119,143
PHARMACEUTICALS — 3.4%
Bristol-Myers Squibb Co.	4,910,114	282,920,769
Eli Lilly & Co.	1,902,225	2,281,585,732
Johnson & Johnson	5,788,269	1,470,046,678
Merck & Co., Inc.	5,938,605	763,110,743
Pfizer, Inc.	13,706,188	330,045,007
Viatris, Inc.	2,790,296	44,309,900
Zoetis, Inc.	1,008,592	72,477,421
		5,244,496,250
PROFESSIONAL SERVICES — 0.3%
Automatic Data Processing, Inc.	960,841	215,180,342
Broadridge Financial Solutions, Inc.	278,268	38,108,803
Equifax, Inc.	286,228	45,430,108
Jacobs Solutions, Inc.	284,208	35,810,208
Leidos Holdings, Inc.	302,938	31,193,526
Paychex, Inc.	774,985	76,204,275
Verisk Analytics, Inc.	315,146	56,578,161
		498,505,423
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	704,355	94,869,575
CoStar Group, Inc. (a)	982,038	27,811,316
		122,680,891
RESIDENTIAL REITs — 0.2%
AvalonBay Communities, Inc. REIT	333,554	62,938,304
Camden Property Trust REIT	240,933	27,584,419
Equity Residential REIT	817,088	55,504,788
Essex Property Trust, Inc. REIT	154,686	45,104,891
Invitation Homes, Inc. REIT	1,307,671	39,504,741
Mid-America Apartment Communities, Inc. REIT	278,685	38,720,494
UDR, Inc. REIT	711,084	28,386,473
		297,744,110
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	190,159	23,473,227
Kimco Realty Corp. REIT	1,627,527	41,257,809
Realty Income Corp. REIT	2,243,112	138,983,220
Regency Centers Corp. REIT	397,178	31,670,974
Simon Property Group, Inc. REIT	779,533	174,342,555
		409,727,785
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 19.1%
Advanced Micro Devices, Inc. (a)	3,921,323	2,277,935,744
Analog Devices, Inc.	1,173,681	466,150,883
Applied Materials, Inc.	1,908,202	1,379,630,046
Broadcom, Inc.	11,386,081	4,301,092,098
First Solar, Inc. (a)	258,325	60,954,367
Intel Corp. (a)	11,360,141	1,586,216,488
KLA Corp.	3,141,011	947,674,429
Security Description	Shares	Value
Lam Research Corp.	3,006,860	$1,302,962,644
Marvell Technology, Inc.	2,105,639	627,248,802
Microchip Technology, Inc.	1,301,463	118,693,425
Micron Technology, Inc.	2,711,824	3,130,231,325
Monolithic Power Systems, Inc.	118,104	163,262,245
NVIDIA Corp.	58,245,543	11,654,350,699
NXP Semiconductors NV	606,534	170,454,250
ON Semiconductor Corp. (a)	941,887	89,045,997
Qnity Electronics, Inc.	503,817	82,278,354
QUALCOMM, Inc.	2,534,586	468,366,147
Skyworks Solutions, Inc.	362,588	24,583,466
Teradyne, Inc.	376,782	182,302,203
Texas Instruments, Inc.	2,188,374	652,288,638
		29,685,722,250
SOFTWARE — 7.5%
Adobe, Inc. (a)	972,413	199,364,113
AppLovin Corp. Class A (a)	646,571	333,132,776
Autodesk, Inc. (a)	507,321	98,633,349
Cadence Design Systems, Inc. (a)	663,420	248,994,794
Crowdstrike Holdings, Inc. Class A (a)	611,787	466,879,131
Datadog, Inc. Class A (a)	796,379	207,345,237
Fair Isaac Corp. (a)	56,189	67,133,493
Fortinet, Inc. (a)	1,496,968	229,964,224
Gen Digital, Inc.	1,328,571	33,068,132
Intuit, Inc.	665,139	173,601,279
Microsoft Corp.	17,864,091	6,663,663,225
Oracle Corp.	4,080,528	598,001,378
Palantir Technologies, Inc. Class A (a)	5,521,432	644,185,472
Palo Alto Networks, Inc. (a)	1,949,799	664,920,455
PTC, Inc. (a)	277,920	31,574,491
Roper Technologies, Inc.	242,809	82,164,138
Salesforce, Inc.	1,967,286	308,195,025
ServiceNow, Inc. (a)	2,479,518	246,166,547
Synopsys, Inc. (a)	460,558	205,441,107
Trimble, Inc. (a)	560,774	28,700,413
Tyler Technologies, Inc. (a)	101,554	29,700,483
Workday, Inc. Class A (a)	489,954	59,980,169
		11,620,809,431
SPECIALIZED REITs — 0.7%
American Tower Corp. REIT	1,120,629	183,301,285
Crown Castle, Inc. REIT	1,048,063	79,369,811
Digital Realty Trust, Inc. REIT	794,767	142,724,258
Equinix, Inc. REIT	237,423	247,487,361
Extra Space Storage, Inc. REIT	507,475	73,736,117
Iron Mountain, Inc. REIT	715,986	90,436,192
Public Storage REIT	380,160	121,008,730
SBA Communications Corp. REIT	255,440	45,074,942
VICI Properties, Inc. REIT	2,628,551	69,788,029
Weyerhaeuser Co. REIT	1,742,040	41,704,438
		1,094,631,163
See accompanying notes to financial statements.
22

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
SPECIALTY RETAIL — 1.5%
AutoZone, Inc. (a)	39,612	$126,597,575
Best Buy Co., Inc.	470,338	35,689,247
Carvana Co. (a) (b)	1,725,499	113,572,344
Home Depot, Inc.	2,394,986	844,663,663
Lowe's Cos., Inc.	1,346,443	296,877,217
O'Reilly Automotive, Inc. (a)	1,993,141	183,548,355
Ross Stores, Inc.	774,662	164,886,807
TJX Cos., Inc.	2,658,482	402,760,023
Tractor Supply Co.	1,261,534	39,877,090
Ulta Beauty, Inc. (a)	104,780	47,253,684
Williams-Sonoma, Inc.	283,809	66,155,878
		2,321,881,883
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.2%
Apple, Inc.	35,320,267	10,220,272,459
Dell Technologies, Inc. Class C	695,864	300,237,481
Hewlett Packard Enterprise Co.	3,189,957	143,898,960
HP, Inc.	2,198,549	48,236,165
NetApp, Inc.	473,968	73,351,288
Sandisk Corp. (a)	355,993	809,431,964
Seagate Technology Holdings PLC	539,216	520,343,440
Super Micro Computer, Inc. (a)	1,352,941	39,681,760
Western Digital Corp.	829,316	529,700,716
		12,685,154,233
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Deckers Outdoor Corp. (a)	340,724	33,830,486
Lululemon Athletica, Inc. (a)	251,931	28,765,482
NIKE, Inc. Class B	2,886,323	118,483,559
Ralph Lauren Corp.	93,003	37,332,334
Tapestry, Inc.	485,276	71,034,701
		289,446,562
TOBACCO — 0.6%
Altria Group, Inc.	4,015,774	288,934,939
Philip Morris International, Inc.	3,747,409	677,943,762
		966,878,701
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	2,759,983	132,561,984
United Rentals, Inc.	150,569	170,578,114
Security Description	Shares	Value
WW Grainger, Inc.	104,464	$142,112,826
		445,252,924
WATER UTILITIES — 0.0% *
American Water Works Co., Inc.	467,969	61,575,361
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile U.S., Inc.	1,119,309	187,741,699
TOTAL COMMON STOCKS (Cost $133,509,869,714)		155,006,757,347
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	114,139,838	114,139,838
State Street Navigator Securities Lending Portfolio II (c) (f)	205,261,152	205,261,152
TOTAL SHORT-TERM INVESTMENTS (Cost $319,400,990)		319,400,990
TOTAL INVESTMENTS — 100.1% (Cost $133,829,270,704)		155,326,158,337
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(135,882,780)
NET ASSETS — 100.0%		$155,190,275,557

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	414	09/18/2026	$156,643,312	$156,248,775	$(394,537)
During the year ended June 30, 2026, the average notional value related to futures contracts was $121,074,380.
See accompanying notes to financial statements.
23

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$155,006,750,697	$6,650	$—	$155,006,757,347
Short-Term Investments	319,400,990	—	—	319,400,990
TOTAL INVESTMENTS	$155,326,151,687	$6,650	$—	$155,326,158,337
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(394,537)	$—	$—	$(394,537)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(394,537)	$—	$—	$(394,537)
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Corp.	397,795	$42,301,520	$55,416,637	$20,718,451	$8,398,211	$27,493,440	665,633	$112,891,357	$1,552,139
State Street Institutional U.S. Government Money Market Fund, Class G Shares	87,668,852	87,668,852	2,162,131,523	2,135,660,537	—	—	114,139,838	114,139,838	2,918,678
State Street Navigator Securities Lending Portfolio II	160,350,431	160,350,431	5,012,064,080	4,967,153,359	—	—	205,261,152	205,261,152	572,674
Total		$290,320,803	$7,229,612,240	$7,123,532,347	$8,398,211	$27,493,440		$432,292,347	$5,043,491
See accompanying notes to financial statements.
24

STATE STREET SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 2.2%
Axon Enterprise, Inc. (a)	78,943	$44,256,235
Boeing Co. (a)	514,734	111,424,469
General Dynamics Corp.	199,625	70,715,160
General Electric Co.	805,122	300,898,245
Howmet Aerospace, Inc.	593,761	159,638,583
RTX Corp.	1,998,473	379,170,282
TransDigm Group, Inc.	83,016	110,580,633
		1,176,683,607
AUTOMOBILES — 2.1%
Tesla, Inc. (a)	2,589,870	1,089,299,322
BANKS — 1.7%
JPMorgan Chase & Co.	2,703,467	884,925,853
BEVERAGES — 0.6%
Coca-Cola Co.	2,413,479	196,143,438
Monster Beverage Corp. (a)	1,059,489	101,838,083
		297,981,521
BIOTECHNOLOGY — 1.2%
AbbVie, Inc.	1,206,091	303,500,739
Amgen, Inc.	544,619	197,217,432
Gilead Sciences, Inc.	994,930	125,699,456
Incyte Corp. (a)	248,476	28,167,240
		654,584,867
BROADLINE RETAIL — 3.6%
Amazon.com, Inc. (a)	7,698,104	1,834,766,107
eBay, Inc.	487,585	54,487,624
		1,889,253,731
BUILDING PRODUCTS — 0.4%
Allegion PLC	69,418	9,752,535
Johnson Controls International PLC	597,560	87,309,491
Trane Technologies PLC	173,855	85,390,622
		182,452,648
CAPITAL MARKETS — 2.1%
Bank of New York Mellon Corp.	641,697	92,795,803
Cboe Global Markets, Inc.	78,984	19,167,047
CME Group, Inc.	300,884	66,444,214
Goldman Sachs Group, Inc.	284,568	287,803,538
Interactive Brokers Group, Inc. Class A	661,091	57,541,361
KKR & Co., Inc.	553,570	50,806,655
Moody's Corp.	107,023	48,472,857
Morgan Stanley	1,085,135	226,836,620
MSCI, Inc.	56,187	31,466,967
Robinhood Markets, Inc. Class A (a)	1,174,110	117,739,751
S&P Global, Inc.	197,987	80,632,186
		1,079,706,999
COMMERCIAL SERVICES & SUPPLIES — 0.0% *
Rollins, Inc.	434,619	18,140,997
Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.6%
Arista Networks, Inc. (a)	1,532,303	$260,307,634
Ciena Corp. (a)	209,680	102,860,621
Cisco Systems, Inc.	3,106,641	364,906,052
Lumentum Holdings, Inc. (a)	115,456	99,068,175
		827,142,482
CONSTRUCTION & ENGINEERING — 0.6%
Comfort Systems USA, Inc.	52,151	103,360,674
EMCOR Group, Inc.	65,960	54,738,885
Quanta Services, Inc.	222,574	160,262,183
		318,361,742
CONSUMER FINANCE — 0.3%
American Express Co.	537,060	181,660,545
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.1%
Casey's General Stores, Inc.	54,901	43,634,766
ELECTRIC UTILITIES — 0.2%
Constellation Energy Corp.	317,848	78,943,908
NRG Energy, Inc.	231,701	33,842,248
		112,786,156
ELECTRICAL EQUIPMENT — 1.3%
GE Vernova, Inc.	398,782	468,513,021
Rockwell Automation, Inc.	90,828	44,967,126
Vertiv Holdings Co. Class A	570,028	190,856,775
		704,336,922
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
Amphenol Corp. Class A	1,825,650	321,898,608
Coherent Corp. (a)	290,323	114,523,714
Corning, Inc.	801,936	204,838,513
Flex Ltd. (a)	545,620	88,428,633
Jabil, Inc.	95,500	36,813,340
TE Connectivity PLC	298,884	60,258,003
		826,760,811
ENTERTAINMENT — 1.1%
Electronic Arts, Inc.	157,086	32,208,913
Live Nation Entertainment, Inc. (a)	124,904	22,871,171
Netflix, Inc. (a)	6,248,804	446,164,606
Take-Two Interactive Software, Inc. (a)	134,327	33,579,064
TKO Group Holdings, Inc.	93,441	18,810,608
		553,634,362
FINANCIAL SERVICES — 4.3%
Apollo Global Management, Inc.	362,754	42,917,426
Berkshire Hathaway, Inc. Class B (a)	2,720,224	1,361,172,887
Mastercard, Inc. Class A	802,249	412,035,087
Visa, Inc. Class A	1,354,657	464,769,270
		2,280,894,670
GROUND TRANSPORTATION — 0.4%
Uber Technologies, Inc. (a)	3,020,813	217,981,866
See accompanying notes to financial statements.
25

STATE STREET SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Boston Scientific Corp. (a)	1,477,853	$63,074,766
Dexcom, Inc. (a)	293,007	19,734,021
Edwards Lifesciences Corp. (a)	393,075	35,557,565
IDEXX Laboratories, Inc. (a)	117,068	61,629,278
Insulet Corp. (a)	102,780	15,648,255
Intuitive Surgical, Inc. (a)	525,588	209,015,836
ResMed, Inc.	118,404	23,074,572
STERIS PLC	73,116	15,396,036
Stryker Corp.	215,055	67,707,916
		510,838,245
HEALTH CARE PROVIDERS & SERVICES — 0.2%
HCA Healthcare, Inc.	230,448	89,849,371
HEALTH CARE REITs — 0.5%
Ventas, Inc. REIT	375,178	33,315,807
Welltower, Inc. REIT	1,047,561	237,764,920
		271,080,727
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	138,134	24,514,641
HOTELS, RESTAURANTS & LEISURE — 1.9%
Airbnb, Inc. Class A (a)	291,496	41,713,078
Booking Holdings, Inc.	1,149,917	204,961,206
Carnival Corp. Ltd.	1,909,083	54,542,501
DoorDash, Inc. Class A (a)	561,577	103,627,804
Expedia Group, Inc.	169,922	43,479,641
Hilton Worldwide Holdings, Inc.	337,834	111,640,624
Las Vegas Sands Corp.	442,487	20,438,474
Marriott International, Inc. Class A	324,784	120,361,703
McDonald's Corp.	463,943	125,408,432
Norwegian Cruise Line Holdings Ltd. (a) (b)	384,680	8,120,595
Royal Caribbean Cruises Ltd.	370,137	117,529,602
Wynn Resorts Ltd.	123,941	12,033,432
Yum! Brands, Inc.	200,412	32,037,862
		995,894,954
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Vistra Corp.	470,359	74,613,048
INSURANCE — 0.3%
Cincinnati Financial Corp.	135,445	25,076,287
Progressive Corp.	485,603	106,079,975
W.R. Berkley Corp.	248,775	17,546,101
		148,702,363
INTERACTIVE MEDIA & SERVICES — 14.1%
Alphabet, Inc. Class A	8,700,510	3,109,301,259
Alphabet, Inc. Class C	7,013,008	2,477,906,116
Meta Platforms, Inc. Class A	3,258,452	1,835,453,427
		7,422,660,802
IT SERVICES — 0.4%
International Business Machines Corp.	725,168	203,924,493
Security Description	Shares	Value
VeriSign, Inc.	121,533	$30,572,842
		234,497,335
LIFE SCIENCES TOOLS & SERVICES — 0.0% *
Mettler-Toledo International, Inc. (a)	14,084	17,992,451
MACHINERY — 1.8%
Caterpillar, Inc.	683,524	727,884,708
Cummins, Inc.	137,187	97,843,140
Parker-Hannifin Corp.	104,779	102,486,435
		928,214,283
MEDIA — 0.1%
EchoStar Corp. Class A (a)	201,082	20,409,823
Fox Corp. Class A	194,346	10,137,087
Fox Corp. Class B	136,195	6,379,374
		36,926,284
METALS & MINING — 0.3%
Newmont Corp.	1,584,249	147,968,857
PHARMACEUTICALS — 3.7%
Eli Lilly & Co.	1,173,747	1,407,827,364
Johnson & Johnson	2,107,667	535,284,188
		1,943,111,552
PROFESSIONAL SERVICES — 0.0% *
Verisk Analytics, Inc.	103,043	18,499,310
RETAIL REITs — 0.1%
Simon Property Group, Inc. REIT	197,314	44,129,276
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 30.0%
Advanced Micro Devices, Inc. (a)	2,419,425	1,405,468,177
Applied Materials, Inc.	1,177,500	851,332,500
Broadcom, Inc.	7,025,295	2,653,805,186
First Solar, Inc. (a)	159,461	37,626,417
KLA Corp.	1,938,521	584,871,171
Lam Research Corp.	1,855,840	804,191,147
Marvell Technology, Inc.	610,681	181,915,763
Micron Technology, Inc.	1,673,323	1,931,500,006
Monolithic Power Systems, Inc.	72,915	100,794,779
NVIDIA Corp.	35,938,786	7,190,991,691
Teradyne, Inc.	134,744	65,194,537
		15,807,691,374
SOFTWARE — 11.3%
AppLovin Corp. Class A (a)	399,264	205,712,791
Autodesk, Inc. (a)	181,725	35,330,974
Cadence Design Systems, Inc. (a)	257,869	96,783,393
Crowdstrike Holdings, Inc. Class A (a)	377,725	288,257,056
Datadog, Inc. Class A (a)	489,532	127,454,551
Fair Isaac Corp. (a)	16,861	20,145,186
Fortinet, Inc. (a)	582,217	89,440,176
Intuit, Inc.	229,823	59,983,803
Microsoft Corp.	11,022,373	4,111,565,576
Oracle Corp.	1,309,438	191,898,139
See accompanying notes to financial statements.
26

STATE STREET SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Palantir Technologies, Inc. Class A (a)	3,404,659	$397,221,566
Palo Alto Networks, Inc. (a)	673,977	229,839,637
ServiceNow, Inc. (a)	933,569	92,684,730
Workday, Inc. Class A (a)	133,017	16,283,941
		5,962,601,519
SPECIALTY RETAIL — 0.8%
AutoZone, Inc. (a)	15,889	50,780,291
Carvana Co. (a)	538,135	35,420,046
O'Reilly Automotive, Inc. (a)	1,229,812	113,253,387
Ross Stores, Inc.	229,471	48,842,902
TJX Cos., Inc.	902,565	136,738,597
Ulta Beauty, Inc. (a)	64,651	29,156,308
		414,191,531
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.3%
Apple, Inc.	10,896,565	3,153,030,048
Sandisk Corp. (a)	219,761	499,677,179
Seagate Technology Holdings PLC	212,965	205,511,225
		3,858,218,452
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Ralph Lauren Corp.	57,376	23,031,300
Tapestry, Inc.	299,832	43,889,408
		66,920,708
TOBACCO — 0.4%
Philip Morris International, Inc.	1,295,209	234,316,260
TRADING COMPANIES & DISTRIBUTORS — 0.1%
United Rentals, Inc.	52,059	58,977,121
TOTAL COMMON STOCKS (Cost $34,332,569,425)		52,652,634,331
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	16,971,192	$16,971,192
State Street Navigator Securities Lending Portfolio II (e) (f)	153,000	153,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,124,192)		17,124,192
TOTAL INVESTMENTS — 100.0% (Cost $34,349,693,617)		52,669,758,523
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		9,007,187
NET ASSETS — 100.0%		$52,678,765,710

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$52,652,634,331	$—	$—	$52,652,634,331
Short-Term Investments	17,124,192	—	—	17,124,192
TOTAL INVESTMENTS	$52,669,758,523	$—	$—	$52,669,758,523
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,208,705	$8,208,705	$478,612,977	$469,850,490	$—	$—	16,971,192	$16,971,192	$692,722
State Street Navigator Securities Lending Portfolio II	48,674,899	48,674,899	2,112,664,045	2,161,185,944	—	—	153,000	153,000	109,055
Total		$56,883,604	$2,591,277,022	$2,631,036,434	$—	$—		$17,124,192	$801,777
See accompanying notes to financial statements.
27

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.3%
Axon Enterprise, Inc. (a)	32,877	$18,431,175
Boeing Co. (a)	537,462	116,344,399
General Dynamics Corp.	145,234	51,447,692
General Electric Co.	609,624	227,834,778
Honeywell Aerospace, Inc. (a)	385,648	85,259,060
Huntington Ingalls Industries, Inc.	47,845	13,391,337
L3Harris Technologies, Inc.	226,788	65,902,325
Lockheed Martin Corp.	246,965	125,818,789
Northrop Grumman Corp.	162,517	82,771,533
Textron, Inc.	211,658	19,415,388
		806,616,476
AIR FREIGHT & LOGISTICS — 0.7%
CH Robinson Worldwide, Inc.	143,467	27,020,575
Expeditors International of Washington, Inc.	159,218	25,949,350
FedEx Corp.	267,209	83,671,154
United Parcel Service, Inc. Class B	908,768	97,692,560
		234,333,639
AIRLINES — 0.4%
Delta Air Lines, Inc.	792,674	74,241,847
Southwest Airlines Co.	594,951	30,592,380
United Airlines Holdings, Inc. (a)	395,007	53,717,002
		158,551,229
AUTO COMPONENTS — 0.0% *
Aptiv PLC (a)	257,589	15,810,813
AUTOMOBILES — 2.0%
Ford Motor Co.	4,764,167	66,221,921
General Motors Co.	1,097,576	84,601,158
Tesla, Inc. (a)	1,301,846	547,556,428
		698,379,507
BANKS — 5.5%
Bank of America Corp.	7,944,875	452,698,977
Citigroup, Inc.	2,075,411	290,474,524
Citizens Financial Group, Inc.	514,740	36,067,832
Fifth Third Bancorp	1,098,539	61,924,643
Huntington Bancshares, Inc.	2,467,553	43,749,715
JPMorgan Chase & Co.	1,043,386	341,531,539
KeyCorp	1,121,828	25,858,135
M&T Bank Corp.	178,246	42,424,330
PNC Financial Services Group, Inc.	488,803	120,353,075
Regions Financial Corp.	1,038,803	31,371,851
Truist Financial Corp.	1,516,568	75,555,418
U.S. Bancorp	1,889,554	114,129,062
Wells Fargo & Co.	3,723,760	307,731,526
		1,943,870,627
BEVERAGES — 1.5%
Brown-Forman Corp. Class B (b)	204,942	5,461,704
Coca-Cola Co.	2,733,848	222,179,827
Security Description	Shares	Value
Constellation Brands, Inc. Class A	169,774	$23,613,866
Keurig Dr. Pepper, Inc.	1,656,162	54,206,182
Molson Coors Beverage Co. Class B	195,294	7,608,654
PepsiCo, Inc.	1,663,691	225,263,762
		538,333,995
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	1,161,341	292,239,849
Amgen, Inc.	210,224	76,126,315
Biogen, Inc. (a)	178,926	38,658,752
Gilead Sciences, Inc.	695,207	87,832,452
Moderna, Inc. (a) (b)	429,860	30,103,096
Regeneron Pharmaceuticals, Inc.	121,609	75,828,076
Vertex Pharmaceuticals, Inc. (a)	308,961	153,470,197
		754,258,737
BROADLINE RETAIL — 3.8%
Amazon.com, Inc. (a)	5,598,971	1,334,458,748
eBay, Inc.	140,516	15,702,663
		1,350,161,411
BUILDING PRODUCTS — 0.7%
A.O. Smith Corp. (b)	137,315	8,612,397
Allegion PLC	47,838	6,720,761
Builders FirstSource, Inc. (a)	130,917	11,714,453
Carrier Global Corp.	950,372	69,709,786
Johnson Controls International PLC	252,517	36,895,259
Lennox International, Inc.	38,535	22,078,628
Masco Corp.	245,556	19,980,892
Trane Technologies PLC	126,472	62,117,987
		237,830,163
CAPITAL MARKETS — 4.1%
Ameriprise Financial, Inc.	109,410	50,192,932
ARES Management Corp. Class A	256,747	28,578,509
Bank of New York Mellon Corp.	309,150	44,706,181
Blackrock, Inc.	175,727	168,972,054
Blackstone, Inc.	904,279	106,406,510
Cboe Global Markets, Inc.	62,432	15,150,373
Charles Schwab Corp.	1,989,969	183,614,440
CME Group, Inc.	193,999	42,840,799
Coinbase Global, Inc. Class A (a)	270,737	39,579,042
FactSet Research Systems, Inc.	44,353	10,204,738
Franklin Resources, Inc.	373,187	12,415,931
Goldman Sachs Group, Inc.	125,692	127,121,118
Intercontinental Exchange, Inc.	688,359	84,743,876
Invesco Ltd.	539,627	14,240,757
KKR & Co., Inc.	385,197	35,353,381
Moody's Corp.	95,091	43,068,616
Morgan Stanley	569,075	118,959,438
MSCI, Inc.	42,550	23,829,702
Nasdaq, Inc.	543,849	42,866,178
Northern Trust Corp.	225,231	39,154,157
See accompanying notes to financial statements.
28

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Raymond James Financial, Inc.	211,120	$32,096,574
S&P Global, Inc.	206,688	84,175,755
State Street Corp. (c)	336,895	57,137,392
T. Rowe Price Group, Inc.	260,797	29,650,011
		1,435,058,464
CHEMICALS — 2.2%
Air Products & Chemicals, Inc.	271,045	79,464,973
Albemarle Corp.	143,699	19,403,676
CF Industries Holdings, Inc.	187,001	20,244,728
Corteva, Inc.	814,118	68,947,653
Dow, Inc.	876,458	23,979,891
DuPont de Nemours, Inc.	166,043	22,522,073
Ecolab, Inc.	308,342	85,907,165
International Flavors & Fragrances, Inc.	310,778	24,619,833
Linde PLC	562,816	292,067,735
LyondellBasell Industries NV Class A	313,416	16,501,352
Mosaic Co.	389,247	8,248,144
PPG Industries, Inc.	271,311	32,907,311
Sherwin-Williams Co.	279,202	96,134,833
		790,949,367
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Cintas Corp.	413,971	70,408,188
Copart, Inc. (a)	1,078,788	30,411,034
Republic Services, Inc.	243,430	51,870,064
Veralto Corp.	298,967	26,512,393
Waste Management, Inc.	449,726	100,234,931
		279,436,610
COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	2,259,786	265,434,464
F5, Inc. (a)	68,680	28,568,133
Motorola Solutions, Inc.	202,043	83,906,437
		377,909,034
CONSTRUCTION MATERIALS — 0.5%
CRH PLC	813,368	87,030,376
Martin Marietta Materials, Inc.	73,079	42,144,659
Vulcan Materials Co.	157,961	46,600,075
		175,775,110
CONSUMER FINANCE — 0.7%
American Express Co.	207,315	70,124,299
Capital One Financial Corp.	757,477	151,965,035
Synchrony Financial	408,878	31,095,172
		253,184,506
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.8%
Costco Wholesale Corp.	539,900	505,060,253
Dollar General Corp.	268,548	30,912,560
Dollar Tree, Inc. (a)	220,438	26,661,976
Kroger Co.	690,493	38,343,076
Sysco Corp.	582,065	48,648,993
Target Corp.	552,470	72,158,107
Security Description	Shares	Value
Walmart, Inc.	5,334,999	$604,241,987
		1,326,026,952
CONTAINERS & PACKAGING — 0.4%
Amcor PLC (b)	561,834	24,355,504
Avery Dennison Corp.	93,107	15,115,921
Ball Corp.	324,094	20,223,466
International Paper Co.	643,479	24,516,550
Packaging Corp. of America	107,770	25,679,436
Smurfit Westrock PLC	638,305	29,527,989
		139,418,866
DISTRIBUTORS — 0.1%
Genuine Parts Co.	167,505	19,762,240
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.	8,457,917	175,078,882
Comcast Corp. Class A	4,336,833	106,469,250
Verizon Communications, Inc.	5,082,726	215,202,619
		496,750,751
ELECTRIC UTILITIES — 2.9%
Alliant Energy Corp.	312,895	23,870,760
American Electric Power Co., Inc.	660,715	90,392,419
Constellation Energy Corp.	128,411	31,893,440
Duke Energy Corp.	948,978	120,121,635
Edison International	468,376	34,870,593
Entergy Corp.	557,365	64,018,944
Evergy, Inc.	280,097	24,208,784
Eversource Energy	458,066	33,104,430
Exelon Corp.	1,245,492	58,064,837
FirstEnergy Corp.	634,871	30,181,767
NextEra Energy, Inc.	2,538,405	222,795,807
NRG Energy, Inc.	66,510	9,714,451
PG&E Corp.	2,680,673	45,088,920
Pinnacle West Capital Corp.	146,378	15,662,446
PPL Corp.	915,807	33,289,584
Southern Co.	1,372,203	131,333,549
Xcel Energy, Inc.	759,881	61,018,444
		1,029,630,810
ELECTRICAL EQUIPMENT — 1.3%
AMETEK, Inc.	278,997	67,500,534
Eaton Corp. PLC	472,672	201,414,993
Emerson Electric Co.	681,796	97,599,097
Generac Holdings, Inc. (a)	71,634	20,975,152
Hubbell, Inc.	64,341	33,663,211
Rockwell Automation, Inc.	60,942	30,171,165
		451,324,152
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
CDW Corp.	155,492	21,868,395
Corning, Inc.	295,613	75,508,429
Jabil, Inc.	49,966	19,260,894
Keysight Technologies, Inc. (a)	208,763	73,081,663
TE Connectivity PLC	110,125	22,202,301
Teledyne Technologies, Inc. (a)	56,400	37,613,160
See accompanying notes to financial statements.
29

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	57,982	$15,264,341
		264,799,183
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes Co.	1,207,954	67,041,447
Halliburton Co.	1,016,910	34,524,095
SLB Ltd.	1,819,876	84,606,035
		186,171,577
ENTERTAINMENT — 1.0%
Electronic Arts, Inc.	145,495	29,832,295
Live Nation Entertainment, Inc. (a)	90,747	16,616,683
Take-Two Interactive Software, Inc. (a)	101,795	25,446,714
Walt Disney Co.	2,113,773	203,450,651
Warner Bros Discovery, Inc. (a)	3,016,849	80,429,195
		355,775,538
FINANCIAL SERVICES — 2.0%
Apollo Global Management, Inc.	263,877	31,219,288
Block, Inc. (a)	651,464	49,511,264
Corpay, Inc. (a)	79,568	26,517,627
Fidelity National Information Services, Inc.	629,166	24,461,974
Fiserv, Inc. (a)	649,110	31,838,846
Global Payments, Inc.	283,009	20,535,133
Jack Henry & Associates, Inc.	86,469	11,910,240
Mastercard, Inc. Class A	324,120	166,468,032
PayPal Holdings, Inc.	1,073,768	46,365,302
Visa, Inc. Class A	908,803	311,801,221
		720,628,927
FOOD PRODUCTS — 0.8%
Archer-Daniels-Midland Co.	586,084	44,776,818
Bunge Global SA	165,063	17,617,174
General Mills, Inc.	648,431	22,565,399
Hershey Co.	180,453	31,660,479
Hormel Foods Corp.	353,131	8,764,711
J.M. Smucker Co.	129,464	14,564,700
Kraft Heinz Co.	1,037,493	24,505,585
McCormick & Co., Inc.	309,710	15,615,578
Mondelez International, Inc. Class A	1,562,547	90,377,718
Tyson Foods, Inc. Class A	342,720	19,620,720
		290,068,882
GAS UTILITIES — 0.1%
Atmos Energy Corp.	201,963	34,792,166
GROUND TRANSPORTATION — 1.4%
CSX Corp.	2,261,835	107,505,018
Fedex Freight Holding Co., Inc. (a)	132,097	19,946,647
JB Hunt Transport Services, Inc.	90,689	26,248,117
Norfolk Southern Corp.	273,407	86,011,108
Old Dominion Freight Line, Inc.	222,764	48,250,682
Security Description	Shares	Value
Union Pacific Corp.	722,688	$196,571,136
		484,532,708
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Abbott Laboratories	2,120,244	192,390,941
Align Technology, Inc. (a)	80,865	13,638,691
Baxter International, Inc. (b)	629,706	13,425,332
Becton Dickinson & Co.	335,407	50,757,141
Boston Scientific Corp. (a)	596,764	25,469,888
Cooper Cos., Inc. (a)	237,483	17,029,906
Dexcom, Inc. (a)	229,628	15,465,446
Edwards Lifesciences Corp. (a)	378,500	34,239,110
GE HealthCare Technologies, Inc.	553,732	35,444,385
Hologic, Inc. (a)	262,752	2,628
Medtronic PLC	1,562,832	122,260,347
ResMed, Inc. (b)	79,463	15,485,749
Solventum Corp. (a)	179,159	13,822,117
STERIS PLC	59,944	12,622,408
Stryker Corp.	243,591	76,692,190
Zimmer Biomet Holdings, Inc.	235,481	20,272,559
		659,018,838
HEALTH CARE PROVIDERS & SERVICES — 3.5%
Cardinal Health, Inc.	285,107	67,730,019
Cencora, Inc.	236,812	67,013,060
Centene Corp. (a)	570,085	36,593,756
Cigna Group	321,876	88,734,776
CVS Health Corp.	1,552,427	160,598,573
DaVita, Inc. (a)	39,059	8,689,846
Elevance Health, Inc.	264,351	102,232,462
Henry Schein, Inc. (a)	117,860	9,843,667
Humana, Inc.	146,163	58,058,867
Labcorp Holdings, Inc.	99,831	27,952,680
McKesson Corp.	146,335	110,570,726
Quest Diagnostics, Inc.	134,761	28,562,594
UnitedHealth Group, Inc.	1,105,094	459,310,219
Universal Health Services, Inc. Class B	64,882	9,647,305
		1,235,538,550
HEALTH CARE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	191,001	10,094,403
Healthpeak Properties, Inc. REIT	839,187	17,958,602
Ventas, Inc. REIT	284,040	25,222,752
		53,275,757
HEALTH CARE TECHNOLOGY — 0.0% *
Veeva Systems, Inc. Class A (a)	69,206	12,281,989
HOTEL & RESORT REITs — 0.1%
Host Hotels & Resorts, Inc. REIT	775,325	18,382,956
HOTELS, RESTAURANTS & LEISURE — 1.3%
Airbnb, Inc. Class A (a)	269,616	38,582,050
Chipotle Mexican Grill, Inc. (a)	1,561,436	53,088,824
Darden Restaurants, Inc.	139,418	28,721,502
Domino's Pizza, Inc. (b)	37,241	11,024,826
See accompanying notes to financial statements.
30

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
McDonald's Corp.	484,337	$130,921,134
MGM Resorts International (a)	233,489	11,163,109
Norwegian Cruise Line Holdings Ltd. (a) (b)	242,516	5,119,513
Starbucks Corp.	1,387,327	141,770,946
Yum! Brands, Inc.	171,116	27,354,604
		447,746,508
HOUSEHOLD DURABLES — 0.5%
Dr. Horton, Inc.	321,040	52,290,995
Garmin Ltd.	199,339	47,350,986
Lennar Corp. Class A	262,025	23,710,642
NVR, Inc. (a)	3,274	22,307,072
PulteGroup, Inc.	231,871	31,815,020
		177,474,715
HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	288,428	27,942,905
Clorox Co.	147,785	14,104,600
Colgate-Palmolive Co.	974,039	89,299,896
Kimberly-Clark Corp. (b)	404,064	44,354,105
Procter & Gamble Co.	2,833,613	415,521,010
		591,222,516
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% *
AES Corp.	871,324	12,773,610
INDUSTRIAL CONGLOMERATES — 0.5%
3M Co.	634,893	102,795,526
Honeywell International, Inc.	385,648	86,346,587
		189,142,113
INDUSTRIAL REITs — 0.4%
Prologis, Inc. REIT	1,134,395	153,676,491
INSURANCE — 3.2%
Aflac, Inc.	557,607	65,379,421
Allstate Corp.	313,348	74,558,023
American International Group, Inc.	645,413	48,102,631
Aon PLC Class A	259,960	86,226,132
Arch Capital Group Ltd. (a)	423,600	41,114,616
Arthur J Gallagher & Co.	312,716	71,790,212
Assurant, Inc.	60,305	16,193,702
Brown & Brown, Inc.	354,842	22,763,114
Chubb Ltd.	439,083	149,613,141
Cincinnati Financial Corp.	77,215	14,295,585
Erie Indemnity Co. Class A	30,924	7,414,029
Everest Group Ltd.	48,163	17,205,269
Globe Life, Inc.	94,508	16,886,689
Hartford Insurance Group, Inc.	333,698	44,221,659
Loews Corp.	205,401	23,253,447
Marsh & McLennan Cos., Inc.	586,487	97,749,788
MetLife, Inc.	657,924	55,666,950
Principal Financial Group, Inc.	239,293	25,791,000
Progressive Corp.	312,968	68,367,860
Prudential Financial, Inc.	422,370	45,586,394
Travelers Cos., Inc.	258,831	85,445,290
Security Description	Shares	Value
W.R. Berkley Corp.	153,927	$10,856,471
Willis Towers Watson PLC	114,971	30,049,970
		1,118,531,393
IT SERVICES — 0.9%
Accenture PLC Class A	747,303	92,994,386
Akamai Technologies, Inc. (a) (b)	175,501	20,745,973
Cognizant Technology Solutions Corp. Class A	576,833	22,340,742
Gartner, Inc. (a)	81,497	10,563,641
GoDaddy, Inc. Class A (a)	161,182	13,681,128
International Business Machines Corp.	547,966	154,093,519
		314,419,389
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	162,759	13,442,266
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Agilent Technologies, Inc.	344,014	45,695,380
Bio-Techne Corp.	191,070	13,499,096
Charles River Laboratories International, Inc. (a) (b)	58,631	13,296,924
Danaher Corp.	766,767	146,053,778
IQVIA Holdings, Inc. (a)	203,180	39,258,440
Mettler-Toledo International, Inc. (a)	13,032	16,648,510
Revvity, Inc.	135,809	15,110,109
Thermo Fisher Scientific, Inc.	452,359	226,794,708
Waters Corp. (a)	119,505	44,819,155
West Pharmaceutical Services, Inc.	85,980	30,866,820
		592,042,920
MACHINERY — 2.2%
Cummins, Inc.	55,439	39,539,649
Deere & Co.	305,760	193,952,741
Dover Corp.	163,912	36,762,183
Fortive Corp.	371,095	22,670,193
IDEX Corp.	90,105	20,449,330
Illinois Tool Works, Inc.	318,666	86,189,593
Ingersoll Rand, Inc.	432,922	35,495,275
Nordson Corp.	64,394	19,427,026
Otis Worldwide Corp.	467,071	33,442,284
PACCAR, Inc.	640,617	76,950,914
Parker-Hannifin Corp.	67,538	66,060,268
Pentair PLC	196,718	15,080,402
Snap-on, Inc.	63,039	25,366,894
Stanley Black & Decker, Inc.	189,272	17,814,281
Westinghouse Air Brake Technologies Corp.	206,549	55,685,610
Xylem, Inc.	289,336	34,202,409
		779,089,052
MEDIA — 0.2%
Charter Communications, Inc. Class A (a) (b)	101,808	14,478,116
Fox Corp. Class A	82,554	4,306,017
Fox Corp. Class B	57,548	2,695,548
See accompanying notes to financial statements.
31

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
News Corp. Class A	444,160	$11,028,493
News Corp. Class B (b)	145,424	4,080,597
Omnicom Group, Inc.	346,930	25,266,912
Paramount Skydance Corp. Class B	376,467	3,711,965
Trade Desk, Inc. Class A (a)	519,778	9,397,586
		74,965,234
METALS & MINING — 0.6%
Freeport-McMoRan, Inc.	1,749,887	110,050,394
Nucor Corp.	277,224	61,751,646
Steel Dynamics, Inc.	165,003	37,861,588
		209,663,628
MULTI-UTILITIES — 1.3%
Ameren Corp.	336,478	38,035,473
CenterPoint Energy, Inc.	797,163	35,107,059
CMS Energy Corp.	374,845	28,675,642
Consolidated Edison, Inc.	448,610	49,629,724
Dominion Energy, Inc.	1,070,511	73,105,196
DTE Energy Co.	253,456	38,619,091
NiSource, Inc.	583,564	27,748,468
Public Service Enterprise Group, Inc.	606,572	49,229,384
Sempra	795,727	73,771,850
WEC Energy Group, Inc.	396,486	46,297,670
		460,219,557
OFFICE REITs — 0.0% *
BXP, Inc. REIT	180,640	11,978,238
OIL, GAS & CONSUMABLE FUELS — 6.1%
APA Corp.	429,102	13,975,852
Chevron Corp.	2,278,091	377,616,364
ConocoPhillips	1,482,986	154,171,225
Devon Energy Corp.	1,402,288	57,942,540
Diamondback Energy, Inc.	236,262	41,530,134
EOG Resources, Inc.	648,352	84,110,705
EQT Corp.	760,966	40,460,562
Expand Energy Corp.	290,935	26,530,363
Exxon Mobil Corp.	5,044,069	689,625,114
Kinder Morgan, Inc.	2,383,185	76,190,424
Marathon Petroleum Corp.	355,378	90,859,493
Occidental Petroleum Corp.	879,347	42,709,884
ONEOK, Inc.	766,909	66,675,068
Phillips 66 Co.	488,039	82,502,993
Targa Resources Corp.	261,297	70,064,178
Texas Pacific Land Corp.	70,408	30,813,357
Valero Energy Corp.	361,438	94,132,913
Williams Cos., Inc.	1,488,690	110,669,215
		2,150,580,384
PERSONAL CARE PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	301,016	23,765,213
Kenvue, Inc.	2,337,805	44,675,454
		68,440,667
PHARMACEUTICALS — 3.0%
Bristol-Myers Squibb Co.	2,484,501	143,156,948
Security Description	Shares	Value
Johnson & Johnson	1,201,402	$305,120,066
Merck & Co., Inc.	3,005,414	386,195,699
Pfizer, Inc.	6,937,691	167,059,599
Viatris, Inc.	1,405,575	22,320,531
Zoetis, Inc.	510,309	36,670,805
		1,060,523,648
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	486,582	108,970,039
Broadridge Financial Solutions, Inc.	140,780	19,279,821
Equifax, Inc.	144,919	23,001,544
Jacobs Solutions, Inc.	143,719	18,108,594
Leidos Holdings, Inc.	153,105	15,765,222
Paychex, Inc.	392,526	38,597,081
Verisk Analytics, Inc.	74,940	13,453,978
		237,176,279
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	354,780	47,785,318
CoStar Group, Inc. (a)	497,081	14,077,334
		61,862,652
RESIDENTIAL REITs — 0.4%
AvalonBay Communities, Inc. REIT	169,121	31,911,441
Camden Property Trust REIT	122,377	14,010,943
Equity Residential REIT	415,035	28,193,328
Essex Property Trust, Inc. REIT	78,235	22,812,544
Invitation Homes, Inc. REIT	665,238	20,096,840
Mid-America Apartment Communities, Inc. REIT	141,662	19,682,518
UDR, Inc. REIT	359,910	14,367,607
		151,075,221
RETAIL REITs — 0.5%
Federal Realty Investment Trust REIT	96,011	11,851,598
Kimco Realty Corp. REIT	820,917	20,810,246
Realty Income Corp. REIT	1,135,092	70,330,300
Regency Centers Corp. REIT	200,850	16,015,779
Simon Property Group, Inc. REIT	232,891	52,086,072
		171,093,995
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.8%
Analog Devices, Inc.	594,261	236,022,641
Intel Corp. (a)	5,749,302	802,775,038
Marvell Technology, Inc.	564,873	168,270,018
Microchip Technology, Inc.	658,710	60,074,352
NXP Semiconductors NV	307,118	86,309,372
ON Semiconductor Corp. (a)	477,042	45,099,551
Qnity Electronics, Inc.	254,821	41,614,818
QUALCOMM, Inc.	1,282,560	237,004,262
Skyworks Solutions, Inc.	183,126	12,415,943
Teradyne, Inc.	80,036	38,724,618
Texas Instruments, Inc.	1,107,442	330,095,237
		2,058,405,850
See accompanying notes to financial statements.
32

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
SOFTWARE — 2.8%
Adobe, Inc. (a)	491,997	$100,869,225
Autodesk, Inc. (a)	107,935	20,984,723
Cadence Design Systems, Inc. (a)	124,236	46,628,255
Fair Isaac Corp. (a) (b)	14,387	17,189,300
Fortinet, Inc. (a)	280,471	43,085,955
Gen Digital, Inc.	670,904	16,698,800
Intuit, Inc.	148,128	38,661,408
Oracle Corp.	991,432	145,294,360
Palo Alto Networks, Inc. (a)	434,257	148,090,322
PTC, Inc. (a)	140,596	15,973,112
Roper Technologies, Inc.	122,859	41,574,257
Salesforce, Inc.	995,790	156,000,461
ServiceNow, Inc. (a)	489,585	48,605,999
Synopsys, Inc. (a)	233,176	104,012,818
Trimble, Inc. (a)	283,737	14,521,660
Tyler Technologies, Inc. (a) (b)	51,311	15,006,415
Workday, Inc. Class A (a)	138,865	16,999,853
		990,196,923
SPECIALIZED REITs — 1.6%
American Tower Corp. REIT	567,117	92,763,328
Crown Castle, Inc. REIT	531,332	40,237,772
Digital Realty Trust, Inc. REIT	402,101	72,209,298
Equinix, Inc. REIT	119,956	125,040,935
Extra Space Storage, Inc. REIT	257,152	37,364,186
Iron Mountain, Inc. REIT	361,710	45,687,590
Public Storage REIT	192,334	61,221,835
SBA Communications Corp. REIT	129,101	22,781,162
VICI Properties, Inc. REIT	1,330,285	35,319,067
Weyerhaeuser Co. REIT	877,087	20,997,463
		553,622,636
SPECIALTY RETAIL — 2.4%
AutoZone, Inc. (a)	7,036	22,486,634
Best Buy Co., Inc.	238,570	18,102,691
Carvana Co. (a) (b)	422,839	27,831,263
Home Depot, Inc.	1,212,028	427,458,035
Lowe's Cos., Inc.	681,751	150,319,278
Ross Stores, Inc.	203,929	43,406,288
TJX Cos., Inc.	605,719	91,766,428
Tractor Supply Co.	638,390	20,179,508
Williams-Sonoma, Inc.	143,309	33,405,328
		834,955,453
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.2%
Apple, Inc.	8,936,978	2,586,003,954
Dell Technologies, Inc. Class C	352,114	151,923,107
Hewlett Packard Enterprise Co.	1,615,113	72,857,747
HP, Inc.	1,113,246	24,424,617
NetApp, Inc.	240,214	37,175,519
Seagate Technology Holdings PLC	98,239	94,800,635
Super Micro Computer, Inc. (a) (b)	684,834	20,086,181
Security Description	Shares	Value
Western Digital Corp.	419,417	$267,890,026
		3,255,161,786
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Deckers Outdoor Corp. (a)	172,824	17,159,695
Lululemon Athletica, Inc. (a)	127,467	14,554,182
NIKE, Inc. Class B	1,456,545	59,791,172
		91,505,049
TOBACCO — 0.8%
Altria Group, Inc.	2,032,678	146,251,182
Philip Morris International, Inc.	834,756	151,015,708
		297,266,890
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Fastenal Co.	1,397,434	67,118,755
United Rentals, Inc.	33,558	38,017,523
WW Grainger, Inc.	52,891	71,952,916
		177,089,194
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	237,352	31,230,776
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile U.S., Inc.	566,456	95,011,665
TOTAL COMMON STOCKS (Cost $31,179,125,811)		35,260,227,228
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	31,945,543	31,945,543
State Street Navigator Securities Lending Portfolio II (c) (f)	97,386,514	97,386,514
TOTAL SHORT-TERM INVESTMENTS (Cost $129,332,057)		129,332,057
TOTAL INVESTMENTS — 100.2% (Cost $31,308,457,868)		35,389,559,285
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(68,176,890)
NET ASSETS — 100.0%		$35,321,382,395

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
See accompanying notes to financial statements.
33

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$35,260,224,600	$2,628	$—	$35,260,227,228
Short-Term Investments	129,332,057	—	—	129,332,057
TOTAL INVESTMENTS	$35,389,556,657	$2,628	$—	$35,389,559,285
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Corp.	313,158	$33,301,222	$17,633,184	$14,818,375	$1,636,026	$19,385,335	336,895	$57,137,392	$1,059,045
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,769,323	16,769,323	1,015,044,237	999,868,017	—	—	31,945,543	31,945,543	1,095,571
State Street Navigator Securities Lending Portfolio II	75,661,969	75,661,969	2,096,889,751	2,075,165,206	—	—	97,386,514	97,386,514	161,852
Total		$125,732,514	$3,129,567,172	$3,089,851,598	$1,636,026	$19,385,335		$186,469,449	$2,316,468
See accompanying notes to financial statements.
34

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.0%
AAR Corp. (a)	359,629	$51,401,773
Mercury Systems, Inc. (a)	484,439	59,261,423
National Presto Industries, Inc.	48,545	6,067,639
VSE Corp.	257,324	58,798,534
		175,529,369
AIR FREIGHT & LOGISTICS — 0.1%
Hub Group, Inc. Class A	557,475	24,411,830
AIRLINES — 0.5%
Allegiant Travel Co. (a)	205,120	24,122,112
JetBlue Airways Corp. (a)	2,723,566	15,606,033
SkyWest, Inc. (a)	365,158	36,271,144
		75,999,289
AUTO COMPONENTS — 1.3%
Adient PLC (a)	720,708	13,246,613
Dana, Inc.	1,001,745	27,257,481
Dauch Corp. (a)	2,181,002	11,821,031
Dorman Products, Inc. (a)(b)	248,482	33,905,369
Fox Factory Holding Corp. (a)(b)	382,893	6,488,122
Gentherm, Inc. (a)	280,042	9,552,233
LCI Industries (b)	223,408	23,654,439
Patrick Industries, Inc. (b)	302,767	27,182,421
Phinia, Inc.	340,688	28,062,471
Standard Motor Products, Inc.	192,938	7,518,794
Versigent PLC (a)	652,693	27,419,633
XPEL, Inc. (a)(b)	230,222	11,419,011
		227,527,618
AUTOMOBILES — 0.1%
Winnebago Industries, Inc.	258,405	8,072,572
BANKS — 8.8%
Ameris Bancorp	578,008	52,171,002
Atlantic Union Bankshares Corp.	1,312,336	55,524,936
Axos Financial, Inc. (a)	521,394	50,778,562
Banc of California, Inc.	1,256,449	25,669,253
BancFirst Corp.	191,577	21,289,952
Bancorp, Inc. (a)	383,089	23,996,695
Bank of Hawaii Corp.	364,676	29,717,447
BankUnited, Inc.	664,034	32,172,447
Banner Corp.	312,487	20,761,636
Beacon Financial Corp.	771,184	23,482,553
Capitol Federal Financial, Inc.	1,069,445	9,100,977
Cathay General Bancorp	613,332	38,020,451
Central Pacific Financial Corp.	241,102	9,210,096
City Holding Co.	129,743	17,209,112
Community Financial System, Inc.	480,085	32,223,305
Customers Bancorp, Inc. (a)	289,441	22,894,783
CVB Financial Corp.	1,532,216	34,551,471
Security Description	Shares	Value
Dime Commercial Bancshares, Inc.	377,072	$15,327,977
Eagle Bancorp, Inc.	254,614	7,228,491
Eastern Bankshares, Inc.	1,947,078	43,303,015
FB Financial Corp.	369,673	20,461,401
First BanCorp	1,405,057	36,629,836
First Bancorp/Southern Pines NC (b)	380,753	24,341,539
First Commonwealth Financial Corp.	931,507	18,937,537
First Financial Bancorp	948,985	32,104,163
First Hawaiian, Inc.	1,111,498	32,566,891
First Interstate BancSystem, Inc. Class A (b)	777,958	29,998,060
Fulton Financial Corp.	1,732,358	41,905,740
Hanmi Financial Corp.	271,168	8,785,843
Heritage Financial Corp.	378,276	11,204,535
Hilltop Holdings, Inc.	376,516	14,601,290
Hope Bancorp, Inc.	1,175,044	16,074,602
Independent Bank Corp.	442,103	37,012,863
Lakeland Financial Corp.	228,868	14,125,733
National Bank Holdings Corp. Class A	411,866	18,299,206
NBT Bancorp, Inc.	478,508	23,623,940
Nicolet Bankshares, Inc. (b)	180,008	29,771,523
Northwest Bancshares, Inc.	1,345,790	20,402,176
OFG Bancorp	388,665	19,071,792
Park National Corp.	148,199	27,118,935
Pathward Financial, Inc.	194,060	16,894,864
Preferred Bank	101,211	10,754,681
Provident Financial Services, Inc.	1,199,457	28,355,163
Renasant Corp.	843,816	35,895,933
S&T Bancorp, Inc.	330,700	16,230,756
Seacoast Banking Corp. of Florida	885,601	29,446,233
ServisFirst Bancshares, Inc.	460,318	39,932,586
Simmons First National Corp. Class A	1,324,463	29,999,087
Southside Bancshares, Inc.	258,566	9,098,938
Stellar Bancorp, Inc.	421,338	16,567,010
Tompkins Financial Corp.	116,651	11,025,853
Triumph Financial, Inc. (a)(b)	207,931	15,867,215
TrustCo Bank Corp.	159,647	8,766,217
Trustmark Corp.	539,276	24,812,089
United Community Banks, Inc.	1,095,074	38,426,147
WaFd, Inc.	679,975	26,090,641
WesBanco, Inc.	879,068	34,310,024
Westamerica BanCorp	215,774	12,659,461
WSFS Financial Corp.	476,030	36,525,782
		1,483,330,446
BEVERAGES — 0.2%
National Beverage Corp. (a)	213,429	6,658,985
Vita Coco Co., Inc. (a)	404,916	26,781,144
		33,440,129
See accompanying notes to financial statements.
35

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
BIOTECHNOLOGY — 3.4%
ACADIA Pharmaceuticals, Inc. (a)	1,166,201	$29,504,885
ADMA Biologics, Inc. (a)	2,131,480	17,840,488
Alkermes PLC (a)	1,529,834	80,155,652
Apellis Pharmaceuticals, Inc. (a)	937,065	28,112
Arcus Biosciences, Inc. (a)	796,295	24,549,775
Catalyst Pharmaceuticals, Inc. (a)	1,051,285	33,041,887
Krystal Biotech, Inc. (a)	240,801	89,498,508
Protagonist Therapeutics, Inc. (a)	554,739	67,999,907
PTC Therapeutics, Inc. (a)	762,377	62,187,092
Sarepta Therapeutics, Inc. (a)	968,346	17,401,178
TG Therapeutics, Inc. (a)(b)	1,209,466	66,448,062
Tobira Therapeutics, Inc. CVR (a)	740	3,352
Veracyte, Inc. (a)	730,709	42,914,540
Vericel Corp. (a)	469,629	20,893,794
Vir Biotechnology, Inc. (a)	1,114,491	11,356,663
Xencor, Inc. (a)	683,139	10,998,538
		574,822,433
BROADLINE RETAIL — 0.5%
Etsy, Inc. (a)	870,518	65,576,121
Kohl's Corp.	1,032,219	18,290,921
		83,867,042
BUILDING PRODUCTS — 2.2%
Apogee Enterprises, Inc.	194,489	8,895,927
Armstrong World Industries, Inc.	391,702	62,836,835
AZZ, Inc.	273,585	42,419,354
CSW Industrials, Inc. (b)	150,817	41,972,371
Gibraltar Industries, Inc. (a)	272,299	12,280,685
Griffon Corp.	354,713	34,595,159
Hayward Holdings, Inc. (a)	1,837,180	31,801,586
Masterbrand, Inc. (a)	1,866,462	19,205,898
Quanex Building Products Corp. (b)	416,521	7,755,621
Resideo Technologies, Inc. (a)	1,274,815	39,646,747
Zurn Elkay Water Solutions Corp. Class C	1,363,582	68,901,798
		370,311,981
CAPITAL MARKETS — 3.1%
Acadian Asset Management, Inc.	242,596	17,350,466
Artisan Partners Asset Management, Inc. Class A	653,277	22,557,655
BGC Group, Inc. Class A	3,382,254	36,156,295
Cohen & Steers, Inc.	255,336	19,441,283
Donnelley Financial Solutions, Inc. (a)	228,235	9,574,458
Lazard, Inc.	1,022,567	42,886,460
MarketAxess Holdings, Inc.	327,291	37,144,256
Security Description	Shares	Value
Moelis & Co. Class A (b)	681,169	$44,562,076
Piper Sandler Cos.	619,182	44,791,626
PJT Partners, Inc. Class A	237,795	35,892,777
StepStone Group, Inc. Class A	678,864	28,077,815
StoneX Group, Inc. (a)	647,069	76,677,676
Victory Capital Holdings, Inc. Class A	426,154	35,822,505
Virtu Financial, Inc. Class A	749,910	44,672,139
Virtus Investment Partners, Inc.	57,079	8,190,837
WisdomTree, Inc. (b)	1,157,629	19,610,235
		523,408,559
CHEMICALS — 3.0%
Balchem Corp.	294,466	49,750,031
Celanese Corp.	1,005,166	46,237,636
Chemours Co.	1,384,420	28,408,298
Eastman Chemical Co.	1,048,492	70,227,994
Element Solutions, Inc.	2,100,771	100,311,815
FMC Corp. (b)	1,148,985	13,213,328
Hawkins, Inc.	192,120	27,300,252
HB Fuller Co.	501,677	29,242,752
Ingevity Corp. (a)	319,994	23,893,952
Innospec, Inc.	226,586	18,441,835
Koppers Holdings, Inc.	176,188	7,910,841
Minerals Technologies, Inc.	285,340	21,106,600
Quaker Chemical Corp. (b)	126,176	20,045,581
Sensient Technologies Corp.	390,018	48,085,319
Stepan Co.	198,069	11,036,405
		515,212,639
COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	538,632	23,829,080
Brady Corp. Class A	399,491	36,581,391
Casella Waste Systems, Inc. Class A (a)(b)	574,154	55,675,713
CoreCivic, Inc. (a)	910,149	27,650,327
Deluxe Corp.	418,307	9,989,171
GEO Group, Inc. (a)	1,199,502	35,445,284
Healthcare Services Group, Inc. (a)	630,805	15,492,571
HNI Corp. (b)	642,393	25,959,101
Interface, Inc.	533,775	19,130,496
Liquidity Services, Inc. (a)	217,429	8,505,823
Millerknoll, Inc.	627,506	12,838,773
OPENLANE, Inc. (a)	969,804	39,994,717
Pitney Bowes, Inc.	1,146,172	20,080,933
UniFirst Corp.	132,877	35,140,651
Vestis Corp. (a)	1,031,641	14,979,427
		381,293,458
COMMUNICATIONS EQUIPMENT — 1.4%
Calix, Inc. (a)	533,902	19,925,223
Digi International, Inc. (a)	346,861	25,997,232
Extreme Networks, Inc. (a)	1,196,424	38,728,245
Harmonic, Inc. (a)	997,173	16,283,835
See accompanying notes to financial statements.
36

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
NetScout Systems, Inc. (a)	625,096	$27,222,931
Viasat, Inc. (a)	1,246,309	111,931,011
		240,088,477
CONSTRUCTION & ENGINEERING — 2.8%
Arcosa, Inc.	450,595	65,466,948
Argan, Inc.	128,132	102,319,809
Everus Construction Group, Inc. (a)	468,660	77,774,127
Granite Construction, Inc. (b)	401,455	63,462,006
MYR Group, Inc. (a)(b)	142,956	71,535,182
Primoris Services Corp.	497,031	49,265,713
WillScot Holdings Corp. (b)	1,658,525	47,865,031
		477,688,816
CONSTRUCTION MATERIALS — 0.1%
U.S. Lime & Minerals, Inc.	97,256	10,179,786
CONSUMER FINANCE — 1.4%
Bread Financial Holdings, Inc.	369,774	40,065,013
Credit Acceptance Corp. (a)(b)	53,892	34,315,192
Dave, Inc. (a)	95,488	35,577,874
Encore Capital Group, Inc. (a)	197,165	18,393,523
Enova International, Inc. (a)	228,089	54,907,865
EZCORP, Inc. Class A (a)(b)	538,436	18,613,732
Navient Corp. (b)	588,664	5,009,531
PROG Holdings, Inc.	366,598	17,087,133
World Acceptance Corp. (a)(b)	25,274	5,657,079
		229,626,942
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.8%
Andersons, Inc.	310,359	21,228,556
Chefs' Warehouse, Inc. (a)	334,098	32,106,818
Grocery Outlet Holding Corp. (a)(b)	902,489	9,006,840
PriceSmart, Inc. (b)	231,844	45,288,407
United Natural Foods, Inc. (a)	559,238	25,540,399
		133,171,020
CONTAINERS & PACKAGING — 0.1%
O-I Glass, Inc. (a)	1,403,354	13,514,299
DISTRIBUTORS — 0.7%
LKQ Corp.	2,337,633	61,549,877
Pool Corp.	294,100	63,202,090
		124,751,967
DIVERSIFIED CONSUMER SERVICES — 1.9%
ADT, Inc.	5,199,013	33,793,585
Bright Horizons Family Solutions, Inc. (a)	480,757	34,076,056
Covista, Inc. (a)	311,453	38,825,731
Frontdoor, Inc. (a)	643,644	49,940,338
Security Description	Shares	Value
Laureate Education, Inc. (a)	1,166,513	$42,367,752
Matthews International Corp. Class A (b)	284,587	7,661,082
OneSpaWorld Holdings Ltd.	934,304	26,384,745
Perdoceo Education Corp.	541,998	17,343,936
Strategic Education, Inc.	205,615	15,754,221
Stride, Inc. (a)(b)	385,801	33,271,478
Universal Technical Institute, Inc. (a)(b)	465,839	19,923,934
		319,342,858
Diversified REITs — 0.7%
American Assets Trust, Inc. REIT	434,606	10,730,422
Broadstone Net Lease, Inc. REIT	1,754,101	36,257,268
Essential Properties Realty Trust, Inc. REIT	1,982,868	59,188,610
Global Net Lease, Inc. REIT	1,752,079	15,663,586
		121,839,886
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Cogent Communications Holdings, Inc. (b)	440,497	6,114,098
Iridium Communications, Inc.	968,068	53,098,530
Lumen Technologies, Inc. (a)	8,698,424	66,803,896
Shenandoah Telecommunications Co. (b)	420,255	6,337,446
Uniti Group, Inc. (b)	1,670,695	19,162,872
		151,516,842
ELECTRIC UTILITIES — 0.5%
Hawaiian Electric Industries, Inc. (a)	1,588,245	21,488,955
MGE Energy, Inc.	346,814	28,279,214
Otter Tail Corp.	383,774	34,531,984
		84,300,153
ELECTRICAL EQUIPMENT — 0.6%
Powell Industries, Inc. (b)	260,798	74,682,115
Sunrun, Inc. (a)	2,188,118	29,277,019
		103,959,134
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.3%
Arlo Technologies, Inc. (a)	1,005,432	13,553,223
Badger Meter, Inc. (b)	266,963	39,611,970
Benchmark Electronics, Inc.	330,258	32,586,557
CTS Corp.	262,958	17,142,232
ePlus, Inc.	240,513	20,017,897
Insight Enterprises, Inc. (a)	278,115	33,874,407
Itron, Inc. (a)	408,205	35,321,979
Knowles Corp. (a)	781,593	32,420,478
Mirion Technologies, Inc. (a)(b)	2,239,616	40,156,315
See accompanying notes to financial statements.
37

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Napco Security Technologies, Inc.	328,118	$12,461,922
OSI Systems, Inc. (a)(b)	142,609	31,188,588
PC Connection, Inc.	103,937	7,586,362
Plexus Corp. (a)	245,523	73,821,400
Ralliant Corp.	1,026,839	75,606,155
Rogers Corp. (a)	152,798	25,017,616
ScanSource, Inc. (a)	171,021	8,908,484
Vishay Intertechnology, Inc.	1,137,800	61,190,884
		560,466,469
ENERGY EQUIPMENT & SERVICES — 2.5%
Archrock, Inc.	1,608,169	65,468,560
Atlas Energy Solutions, Inc. (b)	711,127	11,811,819
Bristow Group, Inc.	235,581	9,734,207
Cactus, Inc. Class A	639,169	32,744,628
Core Laboratories, Inc. (b)	419,704	4,889,552
Helix Energy Solutions Group, Inc. (a)	1,257,740	10,992,648
Helmerich & Payne, Inc.	920,066	30,122,961
Innovex International, Inc. (a)	353,251	8,760,625
Kodiak Gas Services, Inc.	898,178	67,480,113
Liberty Energy, Inc.	1,493,695	39,119,872
Noble Corp. PLC (b)	1,154,574	43,065,610
Oceaneering International, Inc. (a)	912,151	36,960,358
Patterson-UTI Energy, Inc.	3,180,664	29,198,495
RPC, Inc. (b)	809,624	4,720,108
Tidewater, Inc. (a)(b)	425,735	28,366,723
		423,436,279
ENTERTAINMENT — 0.8%
Cinemark Holdings, Inc.	947,018	30,048,881
Madison Square Garden Sports Corp. (a)	165,041	66,320,076
Sphere Entertainment Co. (a)(b)	246,172	42,595,141
		138,964,098
FINANCIAL SERVICES — 2.2%
Enact Holdings, Inc. (b)	254,329	11,625,379
EVERTEC, Inc.	566,422	15,735,203
HA Sustainable Infrastructure Capital, Inc. (b)	1,170,840	45,721,302
Jackson Financial, Inc. Class A	639,287	65,456,596
Merchants Bancorp (b)	270,115	13,505,750
NCR Atleos Corp. (a)	679,143	29,481,598
NMI Holdings, Inc. (a)	699,232	28,731,443
Payoneer Global, Inc. (a)	2,493,619	17,754,567
Radian Group, Inc.	1,217,535	45,864,543
Remitly Global, Inc. (a)	1,578,555	35,375,417
Sezzle, Inc. (a)(b)	154,709	26,552,706
Walker & Dunlop, Inc.	315,652	17,266,164
Security Description	Shares	Value
Western Union Co. (b)	2,874,204	$22,131,371
		375,202,039
FOOD PRODUCTS — 1.6%
Cal-Maine Foods, Inc. (b)	410,005	33,030,003
Campbell's Co. (b)	1,801,178	40,112,234
Conagra Brands, Inc.	4,393,349	59,134,477
Del Monte Corp.	300,993	8,400,715
Flowers Foods, Inc. (b)	1,947,003	15,381,324
Freshpet, Inc. (a)	452,288	26,739,267
J&J Snack Foods Corp.	137,703	10,114,285
John B Sanfilippo & Son, Inc.	83,127	7,148,091
Lamb Weston Holdings, Inc.	1,266,484	54,686,779
Simply Good Foods Co. (a)	763,709	10,142,055
Tootsie Roll Industries, Inc.	184,942	7,314,456
		272,203,686
GAS UTILITIES — 0.5%
Chesapeake Utilities Corp.	220,944	27,061,221
MDU Resources Group, Inc.	1,913,467	40,584,635
Northwest Natural Holding Co.	385,805	18,927,593
		86,573,449
GROUND TRANSPORTATION — 1.1%
ArcBest Corp.	204,981	29,422,973
Heartland Express, Inc.	417,089	6,348,094
Hertz Global Holdings, Inc. (a)(b)	1,195,388	2,707,554
Lyft, Inc. Class A (a)	3,480,024	50,843,151
Marten Transport Ltd.	527,789	9,157,139
RXO, Inc. (a)(b)	1,509,557	41,648,678
Schneider National, Inc. Class B	457,206	16,701,735
Werner Enterprises, Inc.	551,541	24,052,703
		180,882,027
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Artivion, Inc. (a)	390,575	8,776,220
Avanos Medical, Inc. (a)	429,611	10,688,722
CONMED Corp.	276,149	9,038,357
Enovis Corp. (a)(b)	526,913	10,907,099
Glaukos Corp. (a)	538,919	75,319,319
ICU Medical, Inc. (a)	230,068	33,727,969
Inspire Medical Systems, Inc. (a)	240,154	10,713,270
Integer Holdings Corp. (a)(b)	312,516	29,204,620
Integra LifeSciences Holdings Corp. (a)	614,084	11,028,949
LeMaitre Vascular, Inc.	193,300	18,549,068
Merit Medical Systems, Inc. (a)	545,796	37,845,495
Neogen Corp. (a)	2,001,737	17,995,615
Omnicell, Inc. (a)	418,186	17,363,083
QuidelOrtho Corp. (a)(b)	624,597	10,939,816
STAAR Surgical Co. (a)(b)	457,473	13,124,900
Tandem Diabetes Care, Inc. (a)	628,065	9,477,501
See accompanying notes to financial statements.
38

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Teleflex, Inc.	405,887	$51,450,236
TransMedics Group, Inc. (a)(b)	317,990	21,120,896
UFP Technologies, Inc. (a)(b)	71,106	18,852,334
		416,123,469
HEALTH CARE PROVIDERS & SERVICES — 3.3%
Acadia Healthcare Co., Inc. (a)(b)	845,996	24,982,262
AdaptHealth Corp. (a)	988,216	10,297,211
Addus HomeCare Corp. (a)	168,060	16,884,988
Alignment Healthcare, Inc. (a)	1,512,163	36,004,601
AMN Healthcare Services, Inc. (a)	355,547	11,509,056
Astrana Health, Inc. (a)(b)	390,146	18,106,676
BrightSpring Health Services, Inc. (a)	1,451,630	101,236,676
Concentra Group Holdings Parent, Inc.	1,087,330	32,348,068
CorVel Corp. (a)	286,857	17,934,300
LifeStance Health Group, Inc. (a)	2,106,904	22,564,942
Molina Healthcare, Inc. (a)	478,037	109,327,062
National HealthCare Corp.	115,028	24,312,318
NeoGenomics, Inc. (a)(b)	1,196,091	17,450,968
OmniAb, Inc. (a)(c)	84,362	—
Pediatrix Medical Group, Inc. (a)	737,385	18,677,962
Privia Health Group, Inc. (a)	1,085,548	27,931,150
Progyny, Inc. (a)	669,893	19,313,015
RadNet, Inc. (a)	647,548	39,934,285
U.S. Physical Therapy, Inc. (b)	139,615	9,588,758
		558,404,298
HEALTH CARE REITs — 0.4%
LTC Properties, Inc. REIT	470,628	18,095,646
Medical Properties Trust, Inc. REIT (b)	4,512,172	20,846,235
National Health Investors, Inc. REIT	445,076	33,941,496
		72,883,377
HEALTH CARE TECHNOLOGY — 0.3%
Certara, Inc. (a)	1,067,981	6,995,275
HealthStream, Inc.	210,367	5,732,501
Schrodinger, Inc. (a)(b)	521,399	8,472,734
Waystar Holding Corp. (a)	1,058,546	21,731,949
		42,932,459
HOTEL & RESORT REITs — 1.1%
Apple Hospitality REIT, Inc.	2,021,432	33,980,272
DiamondRock Hospitality Co. REIT	1,881,493	22,916,585
Pebblebrook Hotel Trust REIT (b)	1,042,746	20,239,700
Ryman Hospitality Properties, Inc. REIT	579,015	74,432,378
Security Description	Shares	Value
Sunstone Hotel Investors, Inc. REIT	1,713,672	$19,621,544
Xenia Hotels & Resorts, Inc. REIT	848,109	17,267,499
		188,457,978
HOTELS, RESTAURANTS & LEISURE — 2.7%
BJ's Restaurants, Inc. (a)	192,891	11,715,235
Brinker International, Inc. (a)	393,418	66,094,224
Caesars Entertainment, Inc. (a)	1,868,118	56,379,801
Cheesecake Factory, Inc.	417,716	33,225,131
Cracker Barrel Old Country Store, Inc. (b)	205,036	10,928,419
Life Time Group Holdings, Inc. (a)	1,408,792	57,535,065
Marriott Vacations Worldwide Corp. (b)	252,776	25,752,819
Monarch Casino & Resort, Inc.	110,909	14,596,733
Papa John's International, Inc. (b)	302,112	11,108,658
Penn Entertainment, Inc. (a)	1,169,049	24,970,887
Pursuit Attractions & Hospitality, Inc. (a)	189,689	10,616,893
Red Rock Resorts, Inc. Class A (b)	436,624	28,406,757
Rush Street Interactive, Inc. (a)	958,251	28,498,385
Sabre Corp. (a)(b)	3,617,808	7,561,219
Shake Shack, Inc. Class A (a)	371,324	20,801,570
Six Flags Entertainment Corp. (a)(b)	940,505	20,032,757
United Parks & Resorts, Inc. (a)(b)	216,294	10,325,876
Wendy's Co. (b)	1,450,959	12,028,450
		450,578,879
HOUSEHOLD DURABLES — 2.4%
Cavco Industries, Inc. (a)	71,060	43,657,843
Century Communities, Inc.	229,959	16,478,862
Champion Homes, Inc. (a)	506,475	44,630,577
Dream Finders Homes, Inc. Class A (a)(b)	255,318	4,406,789
Green Brick Partners, Inc. (a)	277,896	22,242,796
Installed Building Products, Inc. (b)	206,060	47,360,830
La-Z-Boy, Inc.	376,160	15,091,539
Leggett & Platt, Inc.	1,253,569	14,679,293
LGI Homes, Inc. (a)	187,583	11,945,285
M/I Homes, Inc. (a)	234,093	37,639,814
Meritage Homes Corp.	611,451	51,270,166
Mohawk Industries, Inc. (a)	469,615	56,978,388
Newell Brands, Inc.	3,900,026	23,946,160
Sonos, Inc. (a)	1,095,189	14,817,907
		405,146,249
See accompanying notes to financial statements.
39

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. Class A (a)	471,886	$18,295,020
Central Garden & Pet Co. (a)(b)	70,721	3,135,769
Energizer Holdings, Inc. (b)	559,564	11,997,052
Reynolds Consumer Products, Inc.	503,203	13,511,001
WD-40 Co.	123,850	30,174,814
		77,113,656
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Clearway Energy, Inc. Class C (b)	1,109,133	37,910,166
INDUSTRIAL REITs — 0.6%
Innovative Industrial Properties, Inc. REIT (b)	262,881	16,293,364
LXP Industrial Trust REIT	542,667	29,238,898
Terreno Realty Corp. REIT	975,610	63,190,260
		108,722,522
INSURANCE — 2.0%
AMERISAFE, Inc.	170,814	5,778,638
Assured Guaranty Ltd.	382,930	30,695,669
Employers Holdings, Inc.	165,204	8,339,498
F&G Annuities & Life, Inc. (b)	340,269	9,047,753
Genworth Financial, Inc. (a)	3,526,252	33,393,606
Goosehead Insurance, Inc. Class A (a)(b)	216,913	10,520,280
HCI Group, Inc.	97,069	17,011,342
Horace Mann Educators Corp.	371,395	19,182,552
Kemper Corp.	540,987	14,585,009
Lincoln National Corp.	1,560,285	55,156,075
Mercury General Corp.	244,697	26,089,594
Palomar Holdings, Inc. (a)	243,937	30,831,197
Safety Insurance Group, Inc.	134,673	10,081,621
SiriusPoint Ltd. (a)	962,592	23,102,208
Stewart Information Services Corp.	279,881	18,477,744
Trupanion, Inc. (a)(b)	311,766	7,722,444
United Fire Group, Inc.	201,302	10,556,277
		330,571,507
INTERACTIVE MEDIA & SERVICES — 1.1%
Cargurus, Inc. (a)	698,856	23,824,001
Match Group, Inc.	2,138,592	81,373,426
People, Inc. (a)	574,343	26,511,673
QuinStreet, Inc. (a)(b)	522,590	7,655,943
TripAdvisor, Inc. (a)(b)	1,064,640	14,596,214
Yelp, Inc. (a)	479,548	11,758,517
Ziff Davis, Inc. (a)(b)	338,526	17,728,607
Security Description	Shares	Value
ZoomInfo Technologies, Inc. (a)	2,373,679	$6,954,879
		190,403,260
IT SERVICES — 0.3%
DXC Technology Co. (a)	1,502,048	13,293,125
EPAM Systems, Inc. (a)(b)	478,088	37,936,283
Everforth, Inc. (a)	375,707	6,713,884
		57,943,292
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Acushnet Holdings Corp. (b)	253,250	30,017,723
Callaway Golf Co. (a)	1,256,901	23,617,170
Peloton Interactive, Inc. Class A (a)	3,837,818	22,681,504
		76,316,397
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Azenta, Inc. (a)(b)	375,911	9,593,249
BioLife Solutions, Inc. (a)	362,560	10,238,694
Fortrea Holdings, Inc. (a)	865,276	15,055,803
		34,887,746
MACHINERY — 4.4%
Alamo Group, Inc.	99,132	16,306,223
Albany International Corp. Class A	261,159	19,456,345
Astec Industries, Inc.	211,103	12,917,393
Atmus Filtration Technologies, Inc.	747,520	38,116,045
Enerpac Tool Group Corp.	473,878	16,993,265
Enpro, Inc.	193,849	73,067,504
ESCO Technologies, Inc.	237,715	83,209,759
Federal Signal Corp.	559,773	71,925,233
Franklin Electric Co., Inc.	347,645	37,264,067
Gates Industrial Corp. PLC (a)	2,329,594	65,158,744
Greenbrier Cos., Inc.	284,309	13,933,984
JBT Marel Corp. (b)	477,825	69,284,625
Kadant, Inc.	108,722	34,163,714
Kennametal, Inc.	701,400	24,584,070
Lindsay Corp. (b)	95,391	11,809,406
Mueller Water Products, Inc. Class A	1,431,507	36,975,826
Proto Labs, Inc. (a)	218,729	17,828,601
Standex International Corp.	111,541	39,894,869
Tennant Co. (b)	156,598	13,708,589
Trinity Industries, Inc.	731,744	25,303,707
Worthington Enterprises, Inc.	285,321	15,338,857
		737,240,826
MARINE — 0.3%
Matson, Inc.	277,524	53,348,438
MEDIA — 0.5%
DoubleVerify Holdings, Inc. (a)	1,169,953	12,682,291
John Wiley & Sons, Inc. Class A (b)	359,987	17,462,969
See accompanying notes to financial statements.
40

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Scholastic Corp.	149,495	$6,876,770
Versant Media Group, Inc.	1,293,079	46,563,775
		83,585,805
METALS & MINING — 1.1%
Alpha Metallurgical Resources, Inc. (a)	98,298	16,213,272
Century Aluminum Co. (a)	519,272	23,891,705
Ferroglobe PLC (a)(c)	5,429	—
Kaiser Aluminum Corp.	148,939	29,136,936
Materion Corp.	190,693	56,710,191
Metallus, Inc. (a)	327,797	6,126,526
Warrior Met Coal, Inc.	483,299	39,224,547
Worthington Steel, Inc.	298,167	10,012,448
		181,315,625
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.9%
Adamas Trust, Inc. REIT	765,374	7,179,208
Arbor Realty Trust, Inc. REIT (b)	1,764,340	9,562,723
ARMOUR Residential REIT, Inc. (b)	1,140,867	19,908,129
Blackstone Mortgage Trust, Inc. Class A REIT (b)	1,438,193	24,377,372
Ellington Financial, Inc. REIT (b)	1,152,633	15,687,335
Franklin BSP Realty Trust, Inc. REIT (b)	703,827	5,729,152
PennyMac Mortgage Investment Trust REIT (b)	797,939	9,000,752
Redwood Trust, Inc. REIT	1,129,854	5,355,508
Rithm Capital Corp. REIT	5,116,026	48,039,484
Two Harbors Investment Corp. REIT	964,742	11,972,448
		156,812,111
MULTI-UTILITIES — 0.2%
Avista Corp.	760,770	31,123,101
Unitil Corp.	164,912	8,689,213
		39,812,314
OFFICE REITs — 0.6%
Douglas Emmett, Inc. REIT (b)	1,540,167	18,173,970
Easterly Government Properties, Inc. REIT	402,443	10,032,904
Highwoods Properties, Inc. REIT	1,015,111	30,615,748
JBG SMITH Properties REIT (b)	533,742	7,829,995
SL Green Realty Corp. REIT (b)	654,853	33,901,740
		100,554,357
OIL, GAS & CONSUMABLE FUELS — 2.4%
California Resources Corp.	714,978	37,800,887
Security Description	Shares	Value
Comstock Resources, Inc. (a)(b)	725,384	$10,822,729
Core Natural Resources, Inc.	461,155	36,901,623
Crescent Energy Co. Class A (b)	2,248,957	22,084,758
CVR Energy, Inc. (b)	275,364	7,583,525
Dorian LPG Ltd.	337,744	11,746,736
Gulfport Energy Corp. (a)	133,500	22,654,950
International Seaways, Inc.	373,760	28,626,278
Kinetik Holdings, Inc.	480,787	23,241,244
Magnolia Oil & Gas Corp. Class A	1,693,815	43,327,788
Northern Oil & Gas, Inc. (b)	961,602	17,453,076
Par Pacific Holdings, Inc. (a)	461,473	25,879,406
Peabody Energy Corp. (b)	1,121,205	25,922,260
REX American Resources Corp. (a)	260,120	11,744,418
SM Energy Co.	2,087,983	54,496,356
Talos Energy, Inc. (a)	1,135,531	14,659,705
World Kinect Corp.	471,996	15,547,548
		410,493,287
PAPER & FOREST PRODUCTS — 0.1%
Sylvamo Corp.	306,107	11,570,845
PERSONAL CARE PRODUCTS — 0.2%
Coty, Inc. Class A (a)	3,384,773	7,311,109
Edgewell Personal Care Co. (b)	422,864	11,358,127
Interparfums, Inc. (b)	167,852	18,775,925
		37,445,161
PHARMACEUTICALS — 2.5%
Amneal Pharmaceuticals, Inc. (a)	1,585,494	27,444,901
Amphastar Pharmaceuticals, Inc. (a)	306,699	6,189,186
ANI Pharmaceuticals, Inc. (a)	166,987	13,823,184
Collegium Pharmaceutical, Inc. (a)(b)	296,768	10,743,002
Corcept Therapeutics, Inc. (a)	876,683	76,227,587
Harmony Biosciences Holdings, Inc. (a)	366,260	13,335,526
Indivior Pharmaceuticals, Inc. (a)	1,116,987	45,829,977
Innoviva, Inc. (a)	644,457	14,635,618
Ligand Pharmaceuticals, Inc. (a)(b)	183,864	58,117,572
Liquidia Corp. (a)	643,947	51,341,894
Organon & Co.	2,417,723	32,735,969
Pacira BioSciences, Inc. (a)(b)	360,694	9,150,807
Perrigo Co. PLC	1,267,036	13,164,504
Phibro Animal Health Corp. Class A	195,924	6,152,014
Prestige Consumer Healthcare, Inc. (a)	435,772	20,598,942
See accompanying notes to financial statements.
41

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Supernus Pharmaceuticals, Inc. (a)	534,041	$24,838,247
		424,328,930
PROFESSIONAL SERVICES — 1.2%
Amentum Holdings, Inc. (a)	1,416,998	29,289,349
Concentrix Corp. (b)	397,524	8,906,525
First Advantage Corp. (a)(b)	722,118	13,034,230
Insperity, Inc. (b)	331,904	13,710,954
Korn Ferry	477,790	31,811,258
Legalzoom.com, Inc. (a)	1,020,252	6,254,145
ManpowerGroup, Inc.	425,066	14,354,479
Paycom Software, Inc.	380,177	47,780,645
Robert Half, Inc. (b)	925,474	28,412,052
Upwork, Inc. (a)(b)	1,133,042	9,472,231
Verra Mobility Corp. (a)	1,390,574	5,909,940
		208,935,808
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
AGNT, Inc. (b)	866,532	4,687,938
Cushman & Wakefield Ltd. (a)	2,156,748	28,878,856
Marcus & Millichap, Inc.	212,659	6,628,581
St. Joe Co.	364,473	22,826,944
		63,022,319
RESIDENTIAL REITs — 0.1%
Centerspace REIT	153,711	8,637,021
NexPoint Residential Trust, Inc. REIT	199,376	5,566,578
		14,203,599
RETAIL REITs — 1.8%
Acadia Realty Trust REIT (b)	1,222,768	25,568,079
Curbline Properties Corp. REIT (b)	893,671	27,167,599
Getty Realty Corp. REIT (b)	511,491	17,063,340
InvenTrust Properties Corp. REIT	717,263	25,391,110
Macerich Co. REIT	2,600,355	65,502,943
NETSTREIT Corp. (b)	896,240	18,937,551
Phillips Edison & Co., Inc. REIT	1,154,737	48,060,154
Saul Centers, Inc. REIT	114,583	4,284,258
Tanger, Inc. REIT	1,051,849	41,516,480
Urban Edge Properties REIT	1,159,847	26,537,299
Whitestone REIT	414,649	7,861,745
		307,890,558
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.5%
ACM Research, Inc. Class A (a)	523,255	66,395,827
Alpha & Omega Semiconductor Ltd. (a)	227,823	10,782,863
Axcelis Technologies, Inc. (a)	281,685	53,365,223
Security Description	Shares	Value
Cohu, Inc. (a)	434,240	$32,094,678
Diodes, Inc. (a)	420,753	46,047,208
Enphase Energy, Inc. (a)(b)	1,208,941	59,528,255
FormFactor, Inc. (a)	715,368	114,408,804
Ichor Holdings Ltd. (a)	319,896	35,917,923
Impinj, Inc. (a)	249,621	35,753,216
Kulicke & Soffa Industries, Inc.	480,117	64,220,450
MaxLinear, Inc. (a)	772,028	98,842,745
PDF Solutions, Inc. (a)	344,558	24,391,261
Penguin Solutions, Inc. (a)(b)	425,034	32,306,834
Photronics, Inc. (a)	542,141	17,635,847
Power Integrations, Inc. (b)	509,978	42,715,757
Qorvo, Inc. (a)	735,211	68,573,130
SolarEdge Technologies, Inc. (a)(b)	559,881	32,719,446
Ultra Clean Holdings, Inc. (a)	410,829	58,580,107
Veeco Instruments, Inc. (a)	558,619	42,343,320
		936,622,894
SOFTWARE — 3.2%
A10 Networks, Inc.	662,418	24,747,936
ACI Worldwide, Inc. (a)	930,375	46,788,559
Adeia, Inc. (b)	1,015,467	33,439,328
Agilysys, Inc. (a)	234,703	24,526,463
Alarm.com Holdings, Inc. (a)	455,012	21,258,161
Blackbaud, Inc. (a)	323,807	9,591,163
BlackLine, Inc. (a)(b)	452,631	12,705,352
Box, Inc. Class A (a)	1,261,987	33,493,135
Cleanspark, Inc. (a)(b)	2,347,932	34,162,411
Clear Secure, Inc. Class A	841,187	46,879,352
Life360, Inc. (a)(b)	744,500	41,215,520
LiveRamp Holdings, Inc. (a)	580,722	21,858,376
MARA Holdings, Inc. (a)(b)	3,494,903	48,544,203
N-able, Inc. (a)(b)	715,258	2,624,997
NCR Voyix Corp. (a)(b)	1,264,364	10,329,854
Pivotal Software, Inc. (a)(c)	42,757	—
Progress Software Corp. (a)(b)	386,359	12,973,935
Q2 Holdings, Inc. (a)	576,168	27,713,681
RingCentral, Inc. Class A	681,756	26,574,849
Sprinklr, Inc. Class A (a)	1,031,831	5,324,248
SPS Commerce, Inc. (a)	337,653	19,303,622
Teradata Corp. (a)(b)	866,186	30,013,345
		534,068,490
SPECIALIZED REITs — 0.7%
Four Corners Property Trust, Inc. REIT	1,010,007	24,795,672
Millrose Properties, Inc. REIT	1,412,291	42,439,344
Outfront Media, Inc. REIT	1,403,305	45,972,272
Safehold, Inc. REIT	418,690	6,573,433
		119,780,721
SPECIALTY RETAIL — 2.9%
Academy Sports & Outdoors, Inc.	593,858	27,988,528
Advance Auto Parts, Inc. (b)	555,433	34,559,041
American Eagle Outfitters, Inc.	1,433,821	24,661,721
See accompanying notes to financial statements.
42

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Asbury Automotive Group, Inc. (a)	171,378	$34,460,688
Boot Barn Holdings, Inc. (a)	278,169	45,694,822
Buckle, Inc.	279,437	11,792,241
CarMax, Inc. (a)	1,301,985	68,861,987
Group 1 Automotive, Inc. (b)	107,549	31,315,042
MarineMax, Inc. (a)(b)	175,004	6,408,647
National Vision Holdings, Inc. (a)	732,935	13,933,094
Sally Beauty Holdings, Inc. (a)	876,080	12,387,771
Signet Jewelers Ltd.	368,928	31,801,594
Sonic Automotive, Inc. Class A (b)	120,144	10,187,010
Upbound Group, Inc.	479,805	10,181,462
Urban Outfitters, Inc. (a)	469,513	33,269,691
Victoria's Secret & Co. (a)	728,830	60,842,728
Warby Parker, Inc. Class A (a)(b)	926,244	28,102,243
Winmark Corp. (b)	27,295	11,547,969
		497,996,279
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Corsair Gaming, Inc. (a)	420,770	4,068,846
Diebold Nixdorf, Inc. (a)(b)	318,729	27,098,339
		31,167,185
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter's, Inc.	338,619	13,937,558
G-III Apparel Group Ltd.	340,306	11,471,715
Kontoor Brands, Inc. (b)	465,202	38,769,935
Steven Madden Ltd.	672,772	28,323,701
Under Armour, Inc. Class A (a)(b)	1,748,223	11,171,145
Under Armour, Inc. Class C (a)(b)	1,075,494	6,689,573
Wolverine World Wide, Inc.	753,150	12,449,569
		122,813,196
TOBACCO — 0.1%
Universal Corp.	228,884	11,940,878
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Boise Cascade Co.	323,779	25,134,964
DNOW, Inc. (a)	1,679,680	21,785,450
DXP Enterprises, Inc. (a)	115,564	19,500,269
Rush Enterprises, Inc. Class A	558,315	40,748,620
		107,169,303
WATER UTILITIES — 0.5%
American States Water Co.	357,806	29,565,510
California Water Service Group	550,764	26,794,668
Security Description	Shares	Value
H2O America (b)	361,760	$21,984,155
Middlesex Water Co.	170,435	9,571,630
		87,915,963
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	884,204	32,724,390
TOTAL COMMON STOCKS (Cost $13,512,996,189)		16,886,090,129

SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	23,402,859	23,402,859
State Street Navigator Securities Lending Portfolio II (f) (g)	988,978,846	988,978,846
TOTAL SHORT-TERM INVESTMENTS (Cost $1,012,381,705)		1,012,381,705
TOTAL INVESTMENTS — 105.8% (Cost $14,525,377,894)		17,898,471,834
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(979,571,240)
NET ASSETS — 100.0%		$16,918,900,594

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $0,
representing 0.00% of the Fund's net assets.

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
43

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	167	09/18/2026	$24,783,048	$25,430,760	$647,712
During the year ended June 30, 2026, the average notional value related to futures contracts was $21,279,911.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$16,886,058,665	$31,464	$0 (a)	$16,886,090,129
Short-Term Investments	1,012,381,705	—	—	1,012,381,705
TOTAL INVESTMENTS	$17,898,440,370	$31,464	$0	$17,898,471,834
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$647,712	$—	$—	$647,712
TOTAL OTHER FINANCIAL INSTRUMENTS:	$647,712	$—	$—	$647,712

(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2026.
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	13,332,714	$13,332,714	$666,430,259	$656,360,114	$—	$—	23,402,859	$23,402,859	$748,557
State Street Navigator Securities Lending Portfolio II	770,712,279	770,712,279	5,003,758,527	4,785,491,960	—	—	988,978,846	988,978,846	2,826,143
Total		$784,044,993	$5,670,188,786	$5,441,852,074	$—	$—		$1,012,381,705	$3,574,700
See accompanying notes to financial statements.
44

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.3%
AAR Corp. (a)	6,925	$989,790
AeroVironment, Inc. (a)	6,274	1,035,649
ATI, Inc. (a)	26,269	5,177,620
Axon Enterprise, Inc. (a)	14,268	7,998,784
Boeing Co. (a)	152,379	32,985,482
BWX Technologies, Inc.	18,374	3,576,499
Carpenter Technology Corp.	9,918	6,117,819
Curtiss-Wright Corp.	7,634	5,784,740
General Dynamics Corp.	48,318	17,116,168
General Electric Co.	201,507	75,309,211
Hexcel Corp. (b)	17,045	1,705,523
Honeywell Aerospace, Inc. (a)	61,788	13,660,091
Howmet Aerospace, Inc.	78,873	21,205,795
Huntington Ingalls Industries, Inc.	8,575	2,400,057
Kratos Defense & Security Solutions, Inc. (a)	37,559	1,872,692
L3Harris Technologies, Inc.	36,153	10,505,700
Lockheed Martin Corp.	39,767	20,259,696
Mercury Systems, Inc. (a)	10,564	1,292,294
Moog, Inc. Class A	5,940	2,517,610
National Presto Industries, Inc.	3,108	388,469
Northrop Grumman Corp.	25,287	12,878,922
RTX Corp.	261,528	49,619,707
StandardAero, Inc. (a)	28,267	845,466
Textron, Inc.	30,636	2,810,240
TransDigm Group, Inc.	10,753	14,323,426
VSE Corp. (b)	104	23,764
Woodward, Inc.	11,712	4,982,753
		317,383,967
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	23,526	4,430,887
Expeditors International of Washington, Inc.	23,981	3,908,423
FedEx Corp.	41,542	13,008,047
GXO Logistics, Inc. (a)	23,755	1,204,379
Hub Group, Inc. Class A	13,136	575,225
United Parcel Service, Inc. Class B	145,162	15,604,915
		38,731,876
AIRLINES — 0.2%
Alaska Air Group, Inc. (a) (b)	25,016	1,305,835
Allegiant Travel Co. (a)	3,108	365,501
American Airlines Group, Inc. (a)	125,309	2,264,334
Delta Air Lines, Inc.	127,690	11,959,445
JetBlue Airways Corp. (a) (b)	60,875	348,814
SkyWest, Inc. (a)	9,919	985,254
Southwest Airlines Co.	94,186	4,843,044
United Airlines Holdings, Inc. (a)	61,658	8,384,872
		30,457,099
AUTO COMPONENTS — 0.1%
Adient PLC (a)	17,791	326,999
Security Description	Shares	Value
Aptiv PLC (a)	42,980	$2,638,112
Autoliv, Inc. (b)	15,488	1,799,241
BorgWarner, Inc.	35,048	2,327,187
Dana, Inc.	29,827	811,593
Dauch Corp. (a)	20,735	112,384
Dorman Products, Inc. (a) (b)	5,966	814,061
Fox Factory Holding Corp. (a) (b)	7,703	130,527
Gentex Corp.	48,573	1,227,440
Gentherm, Inc. (a)	6,399	218,270
Goodyear Tire & Rubber Co. (a)	56,485	372,801
LCI Industries (b)	5,510	583,399
Lear Corp.	11,269	1,510,722
Patrick Industries, Inc. (b)	5,739	515,247
Phinia, Inc.	9,518	783,998
Standard Motor Products, Inc. (b)	3,152	122,833
Versigent PLC (a)	14,340	602,423
Visteon Corp. (b)	5,801	575,517
XPEL, Inc. (a) (b)	2,400	119,040
		15,591,794
AUTOMOBILES — 1.9%
Ford Motor Co.	780,931	10,854,941
General Motors Co.	179,501	13,835,937
Harley-Davidson, Inc. (b)	25,146	615,071
Tesla, Inc. (a)	545,456	229,418,794
Thor Industries, Inc. (b)	10,866	816,689
Winnebago Industries, Inc. (b)	6,543	204,403
		255,745,835
BANKS — 3.7%
Ameris Bancorp (b)	11,385	1,027,610
Associated Banc-Corp.	31,943	982,886
Atlantic Union Bankshares Corp. (b)	16,355	691,980
Axos Financial, Inc. (a) (b)	11,168	1,087,652
Banc of California, Inc.	26,713	545,747
BancFirst Corp.	3,442	382,509
Bancorp, Inc. (a)	10,368	649,452
Bank of America Corp.	1,268,356	72,270,925
Bank of Hawaii Corp. (b)	8,476	690,709
Bank OZK	23,678	1,233,387
BankUnited, Inc.	17,655	855,385
Banner Corp.	6,316	419,635
Beacon Financial Corp.	16,170	492,377
Capitol Federal Financial, Inc.	25,997	221,234
Cathay General Bancorp	14,912	924,395
Central Pacific Financial Corp.	6,610	252,502
Citigroup, Inc.	330,850	46,305,766
Citizens Financial Group, Inc.	78,113	5,473,378
City Holding Co.	3,331	441,824
Columbia Banking System, Inc.	57,174	1,832,427
Commerce Bancshares, Inc.	26,970	1,557,517
Community Financial System, Inc.	10,627	713,284
Cullen/Frost Bankers, Inc.	11,750	1,815,610
Customers Bancorp, Inc. (a)	6,671	527,676
See accompanying notes to financial statements.
45

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
CVB Financial Corp. (b)	32,653	$736,325
Dime Commercial Bancshares, Inc. (b)	6,868	279,184
Eagle Bancorp, Inc. (b)	6,772	192,257
East West Bancorp, Inc.	28,454	3,673,127
Eastern Bankshares, Inc.	56,473	1,255,960
FB Financial Corp.	4,613	255,330
Fifth Third Bancorp	176,121	9,927,941
First BanCorp	41,559	1,083,443
First Bancorp/Southern Pines NC (b)	3,168	202,530
First Commonwealth Financial Corp.	20,485	416,460
First Financial Bancorp	18,020	609,617
First Financial Bankshares, Inc.	27,763	960,600
First Hawaiian, Inc.	26,330	771,469
First Horizon Corp.	98,866	2,534,924
First Interstate BancSystem, Inc. Class A (b)	17,986	693,540
Flagstar Bank NA (b)	47,729	713,071
FNB Corp.	67,450	1,286,946
Fulton Financial Corp. (b)	34,018	822,895
Glacier Bancorp, Inc. (b)	19,087	984,507
Hancock Whitney Corp.	18,247	1,363,416
Hanmi Financial Corp.	6,670	216,108
Heritage Financial Corp. (b)	6,616	195,966
Hilltop Holdings, Inc.	11,527	447,017
Home BancShares, Inc.	32,930	940,151
Hope Bancorp, Inc.	26,466	362,055
Huntington Bancshares, Inc.	380,556	6,747,258
Independent Bank Corp. (b)	7,802	653,183
International Bancshares Corp.	11,255	854,817
JPMorgan Chase & Co.	518,918	169,857,429
KeyCorp	192,726	4,442,334
Lakeland Financial Corp.	5,314	327,980
M&T Bank Corp.	29,281	6,969,171
National Bank Holdings Corp. Class A	7,290	323,895
NBT Bancorp, Inc.	9,816	484,616
Nicolet Bankshares, Inc.	5,899	975,636
Northwest Bancshares, Inc.	23,273	352,819
OFG Bancorp	9,451	463,761
Old National Bancorp (b)	58,830	1,523,697
Park National Corp. (b)	2,942	538,357
Pathward Financial, Inc.	6,621	576,424
Pinnacle Financial Partners, Inc.	30,494	3,076,235
PNC Financial Services Group, Inc.	76,094	18,735,865
Preferred Bank	2,892	307,304
Prosperity Bancshares, Inc.	18,351	1,340,174
Provident Financial Services, Inc.	16,191	382,755
Regions Financial Corp.	164,967	4,982,003
Renasant Corp. (b)	12,122	515,670
S&T Bancorp, Inc.	7,858	385,671
Seacoast Banking Corp. of Florida	10,251	340,846
Security Description	Shares	Value
ServisFirst Bancshares, Inc.	9,398	$815,276
Simmons First National Corp. Class A	23,571	533,883
Southside Bancshares, Inc. (b)	6,540	230,143
Southstate Bank Corp.	19,437	1,941,756
Stellar Bancorp, Inc.	5,617	220,860
Texas Capital Bancshares, Inc.	9,908	1,023,100
Tompkins Financial Corp.	2,614	247,075
Triumph Financial, Inc. (a) (b)	3,842	293,183
Truist Financial Corp.	247,327	12,321,831
TrustCo Bank Corp.	3,718	204,155
Trustmark Corp.	13,089	602,225
U.S. Bancorp	299,622	18,097,169
UMB Financial Corp.	8,056	1,150,075
United Bankshares, Inc.	23,534	1,078,563
United Community Banks, Inc.	17,421	611,303
Valley National Bancorp	81,465	1,193,462
WaFd, Inc.	15,328	588,135
Webster Financial Corp.	36,298	2,773,893
Wells Fargo & Co.	593,724	49,065,351
WesBanco, Inc.	27,289	1,065,090
Westamerica BanCorp	4,672	274,106
Western Alliance Bancorp	19,595	1,610,709
Wintrust Financial Corp.	11,264	1,810,350
WSFS Financial Corp.	10,534	808,274
Zions Bancorp NA	31,853	2,203,909
		498,242,482
BEVERAGES — 1.0%
Boston Beer Co., Inc. Class A (a) (b)	2,220	393,007
Brown-Forman Corp. Class B (b)	36,669	977,229
Celsius Holdings, Inc. (a) (b)	29,833	873,510
Coca-Cola Co.	755,096	61,366,652
Coca-Cola Consolidated, Inc.	8,708	1,662,531
Constellation Brands, Inc. Class A	25,870	3,598,258
Keurig Dr. Pepper, Inc.	269,092	8,807,381
Molson Coors Beverage Co. Class B	37,801	1,472,727
Monster Beverage Corp. (a)	135,300	13,005,036
National Beverage Corp. (a)	5,652	176,343
PepsiCo, Inc.	265,927	36,006,516
Vita Coco Co., Inc. (a)	8,635	571,119
		128,910,309
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	343,239	86,372,662
ACADIA Pharmaceuticals, Inc. (a)	24,364	616,409
ADMA Biologics, Inc. (a)	34,982	292,799
Alkermes PLC (a)	33,359	1,747,845
Amgen, Inc.	104,702	37,914,688
Apellis Pharmaceuticals, Inc. (a)	19,977	599
Arcus Biosciences, Inc. (a)	10,089	311,044
Arrowhead Pharmaceuticals, Inc. (a) (b)	20,409	1,663,538
See accompanying notes to financial statements.
46

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Biogen, Inc. (a)	29,293	$6,329,046
BioMarin Pharmaceutical, Inc. (a)	38,138	2,182,256
Catalyst Pharmaceuticals, Inc. (a)	19,767	621,277
Cytokinetics, Inc. (a)	22,404	1,908,597
Exelixis, Inc. (a)	51,797	2,818,275
Gilead Sciences, Inc.	244,376	30,874,464
Halozyme Therapeutics, Inc. (a)	25,825	2,021,323
Incyte Corp. (a)	29,603	3,355,796
Krystal Biotech, Inc. (a) (b)	5,152	1,914,844
Moderna, Inc. (a)	66,598	4,663,858
Neurocrine Biosciences, Inc. (a)	19,098	3,218,681
Protagonist Therapeutics, Inc. (a) (b)	11,796	1,445,954
PTC Therapeutics, Inc. (a)	15,575	1,270,453
Regeneron Pharmaceuticals, Inc.	19,367	12,076,099
Roivant Sciences Ltd. (a)	70,112	2,481,264
Sarepta Therapeutics, Inc. (a)	18,793	337,710
TG Therapeutics, Inc. (a) (b)	17,565	965,021
United Therapeutics Corp. (a)	8,980	4,865,633
Veracyte, Inc. (a)	15,510	910,902
Vericel Corp. (a) (b)	9,451	420,475
Vertex Pharmaceuticals, Inc. (a)	48,536	24,109,287
Vir Biotechnology, Inc. (a) (b)	15,450	157,436
Xencor, Inc. (a) (b)	11,894	191,493
		238,059,728
BROADLINE RETAIL — 3.4%
Amazon.com, Inc. (a)	1,899,535	452,735,172
eBay, Inc.	84,855	9,482,546
Etsy, Inc. (a)	14,186	1,068,631
Kohl's Corp.	22,053	390,779
Macy's, Inc.	60,688	1,429,203
Ollie's Bargain Outlet Holdings, Inc. (a)	11,124	855,213
		465,961,544
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp. (b)	24,330	1,525,978
AAON, Inc.	11,709	1,485,404
Advanced Drainage Systems, Inc.	13,130	2,060,885
Allegion PLC	18,198	2,556,637
Apogee Enterprises, Inc.	5,864	268,219
Armstrong World Industries, Inc.	8,907	1,428,861
AZZ, Inc.	6,260	970,613
Builders FirstSource, Inc. (a)	24,372	2,180,807
Carlisle Cos., Inc.	7,128	2,585,682
Carrier Global Corp.	156,058	11,446,854
CSW Industrials, Inc. (b)	2,585	719,406
Fortune Brands Innovations, Inc. (b)	25,059	1,375,739
Gibraltar Industries, Inc. (a)	6,384	287,918
Griffon Corp.	9,690	945,066
Hayward Holdings, Inc. (a) (b)	26,037	450,700
Security Description	Shares	Value
Johnson Controls International PLC	117,570	$17,178,153
Lennox International, Inc.	6,633	3,800,377
Masco Corp.	35,009	2,848,682
Masterbrand, Inc. (a) (b)	44,124	454,036
Owens Corning	17,851	2,837,595
Quanex Building Products Corp. (b)	6,955	129,502
Resideo Technologies, Inc. (a)	29,543	918,787
Simpson Manufacturing Co., Inc.	8,532	1,786,174
Trane Technologies PLC	43,772	21,499,056
Trex Co., Inc. (a)	23,062	1,154,022
UFP Industries, Inc.	12,344	1,120,095
Zurn Elkay Water Solutions Corp. Class C	22,106	1,117,016
		85,132,264
CAPITAL MARKETS — 2.9%
Acadian Asset Management, Inc.	5,698	407,521
Affiliated Managers Group, Inc.	4,200	1,421,280
Ameriprise Financial, Inc.	17,092	7,841,126
ARES Management Corp. Class A (b)	40,264	4,481,786
Artisan Partners Asset Management, Inc. Class A	13,945	481,521
Bank of New York Mellon Corp.	135,979	19,663,923
BGC Group, Inc. Class A	77,050	823,664
Blackrock, Inc.	28,136	27,054,452
Blackstone, Inc.	142,848	16,808,924
Carlyle Group, Inc. (b)	43,629	1,837,217
Cboe Global Markets, Inc.	21,768	5,282,440
Charles Schwab Corp.	316,652	29,217,480
CME Group, Inc.	71,935	15,885,406
Cohen & Steers, Inc.	5,300	403,542
Coinbase Global, Inc. Class A (a)	44,531	6,509,987
Donnelley Financial Solutions, Inc. (a)	6,325	265,334
Evercore, Inc. Class A	7,403	2,527,680
FactSet Research Systems, Inc. (b)	7,637	1,757,121
Federated Hermes, Inc. (b)	18,404	1,016,269
Franklin Resources, Inc.	56,546	1,881,285
Goldman Sachs Group, Inc.	57,286	57,937,342
Hamilton Lane, Inc. Class A	7,055	556,146
Houlihan Lokey, Inc.	10,498	1,408,097
Interactive Brokers Group, Inc. Class A	85,968	7,482,655
Intercontinental Exchange, Inc.	109,498	13,480,299
Invesco Ltd.	78,944	2,083,332
Janus Henderson Group PLC	29,505	1,532,785
Jefferies Financial Group, Inc.	33,665	1,682,577
KKR & Co., Inc.	133,530	12,255,383
Lazard, Inc.	29,987	1,257,655
MarketAxess Holdings, Inc.	7,775	882,385
Moelis & Co. Class A (b)	13,545	886,114
Moody's Corp.	30,087	13,627,004
Morgan Stanley	232,619	48,626,676
See accompanying notes to financial statements.
47

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Morningstar, Inc.	5,365	$837,047
MSCI, Inc.	13,893	7,780,636
Nasdaq, Inc.	83,227	6,559,952
Northern Trust Corp.	35,468	6,165,757
Piper Sandler Cos.	11,708	846,957
PJT Partners, Inc. Class A (b)	4,654	702,475
Raymond James Financial, Inc.	33,146	5,039,186
Robinhood Markets, Inc. Class A (a)	152,665	15,309,246
S&P Global, Inc.	59,293	24,147,667
SEI Investments Co.	19,883	1,743,938
State Street Corp. (c)	55,995	9,496,752
StepStone Group, Inc. Class A	10,724	443,545
Stifel Financial Corp.	31,379	2,189,313
StoneX Group, Inc. (a) (b)	11,653	1,380,880
T. Rowe Price Group, Inc.	44,968	5,112,412
Victory Capital Holdings, Inc. Class A	9,300	781,758
Virtu Financial, Inc. Class A	8,171	486,746
Virtus Investment Partners, Inc. (b)	2,850	408,975
WisdomTree, Inc. (b)	23,738	402,122
		399,101,772
CHEMICALS — 1.1%
Air Products & Chemicals, Inc.	44,506	13,048,269
Albemarle Corp.	23,917	3,229,513
Ashland, Inc.	10,745	707,988
Avient Corp.	16,472	608,805
Axalta Coating Systems Ltd. (a)	44,415	1,519,881
Balchem Corp.	6,360	1,074,522
Cabot Corp. (b)	11,434	1,038,436
Celanese Corp.	20,322	934,812
CF Industries Holdings, Inc.	29,231	3,164,548
Chemours Co.	32,061	657,892
Corteva, Inc.	129,531	10,969,980
Dow, Inc.	140,960	3,856,666
DuPont de Nemours, Inc.	28,570	3,875,235
Eastman Chemical Co.	23,755	1,591,110
Ecolab, Inc.	50,184	13,981,764
Element Solutions, Inc.	44,270	2,113,893
FMC Corp. (b)	25,476	292,974
Hawkins, Inc. (b)	4,230	601,083
HB Fuller Co.	10,916	636,294
Ingevity Corp. (a)	7,835	585,039
Innospec, Inc.	5,326	433,483
International Flavors & Fragrances, Inc.	49,686	3,936,125
Koppers Holdings, Inc. (b)	3,442	154,546
Linde PLC	89,059	46,216,277
LyondellBasell Industries NV Class A	51,308	2,701,366
Minerals Technologies, Inc.	6,590	487,462
Mosaic Co.	68,376	1,448,887
NewMarket Corp. (b)	1,491	1,179,739
Olin Corp.	24,342	482,458
PPG Industries, Inc.	47,040	5,705,482
Security Description	Shares	Value
Quaker Chemical Corp. (b)	2,784	$442,294
RPM International, Inc.	26,375	2,931,581
Scotts Miracle-Gro Co. (b)	8,436	574,576
Sensient Technologies Corp.	8,785	1,083,103
Sherwin-Williams Co.	45,105	15,530,554
Solstice Advanced Materials, Inc.	30,829	2,731,449
Stepan Co.	3,446	192,011
Westlake Corp.	6,726	490,998
		151,211,095
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	12,940	572,466
Brady Corp. Class A	9,771	894,730
Brink's Co.	9,865	932,144
Casella Waste Systems, Inc. Class A (a) (b)	12,312	1,193,895
Cintas Corp.	65,877	11,204,360
Clean Harbors, Inc. (a)	9,793	2,925,659
Copart, Inc. (a)	174,482	4,918,648
CoreCivic, Inc. (a)	26,850	815,703
Deluxe Corp. (b)	10,029	239,492
GEO Group, Inc. (a)	27,795	821,342
Healthcare Services Group, Inc. (a)	14,907	366,116
HNI Corp. (b)	9,211	372,216
Interface, Inc.	13,213	473,554
Liquidity Services, Inc. (a)	5,287	206,827
Millerknoll, Inc.	13,052	267,044
MSA Safety, Inc.	6,948	1,212,982
OPENLANE, Inc. (a)	24,866	1,025,474
Pitney Bowes, Inc. (b)	33,930	594,454
RB Global, Inc. (b)	36,712	4,275,112
Republic Services, Inc.	39,112	8,333,985
Rollins, Inc.	56,555	2,360,606
Tetra Tech, Inc.	55,639	1,607,411
UniFirst Corp.	3,046	805,545
Veralto Corp.	44,596	3,954,773
Vestis Corp. (a) (b)	25,964	376,997
Waste Management, Inc.	73,699	16,426,033
		67,177,568
COMMUNICATIONS EQUIPMENT — 1.3%
Arista Networks, Inc. (a)	201,429	34,218,758
Calix, Inc. (a)	11,268	420,522
Ciena Corp. (a)	26,275	12,889,464
Cisco Systems, Inc.	770,272	90,476,149
Digi International, Inc. (a) (b)	6,175	462,816
Extreme Networks, Inc. (a)	25,910	838,707
F5, Inc. (a)	10,086	4,195,373
Harmonic, Inc. (a)	25,409	414,929
Lumentum Holdings, Inc. (a)	13,651	11,713,377
Motorola Solutions, Inc.	31,879	13,239,030
NetScout Systems, Inc. (a)	14,268	621,371
Viasat, Inc. (a) (b)	13,190	1,184,594
Viavi Solutions, Inc. (a)	46,140	2,203,185
		172,878,275
See accompanying notes to financial statements.
48

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.6%
AECOM	27,652	$1,930,110
API Group Corp. (a)	72,514	3,070,968
Arcosa, Inc.	9,454	1,373,572
Argan, Inc. (b)	2,752	2,197,610
Comfort Systems USA, Inc.	6,692	13,263,209
Dycom Industries, Inc. (a)	6,336	3,203,418
EMCOR Group, Inc.	8,429	6,995,059
Everus Construction Group, Inc. (a)	10,137	1,682,235
Fluor Corp. (a)	33,974	1,779,898
Granite Construction, Inc.	10,120	1,599,770
IES Holdings, Inc. (a)	1,720	1,263,615
MasTec, Inc. (a)	11,674	4,857,084
MYR Group, Inc. (a) (b)	3,226	1,614,290
Primoris Services Corp.	10,612	1,051,861
Quanta Services, Inc.	28,646	20,626,266
Sterling Infrastructure, Inc. (a)	6,116	5,133,526
Valmont Industries, Inc.	3,174	1,833,302
WillScot Holdings Corp. (b)	36,596	1,056,161
		74,531,954
CONSTRUCTION MATERIALS — 0.2%
CRH PLC	129,334	13,838,738
Eagle Materials, Inc. (b)	6,819	1,534,275
Knife River Corp. (a) (b)	10,524	880,333
Martin Marietta Materials, Inc.	12,375	7,136,663
U.S. Lime & Minerals, Inc.	5,399	565,113
Vulcan Materials Co.	25,935	7,651,084
		31,606,206
CONSUMER FINANCE — 0.6%
Ally Financial, Inc.	54,444	2,501,702
American Express Co.	103,972	35,168,529
Bread Financial Holdings, Inc.	8,620	933,977
Capital One Financial Corp.	119,045	23,882,808
Credit Acceptance Corp. (a)	1,120	713,149
Dave, Inc. (a)	2,132	794,362
Encore Capital Group, Inc. (a) (b)	6,315	589,126
Enova International, Inc. (a)	5,590	1,345,681
EZCORP, Inc. Class A (a) (b)	10,745	371,455
FirstCash Holdings, Inc. (b)	8,439	1,825,524
Navient Corp. (b)	12,365	105,226
PROG Holdings, Inc.	5,228	243,677
SLM Corp. (b)	44,824	1,162,734
Synchrony Financial	60,796	4,623,536
		74,261,486
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.7%
Albertsons Cos., Inc. Class A	79,840	1,080,235
Andersons, Inc.	6,448	441,043
BJ's Wholesale Club Holdings, Inc. (a)	26,176	2,283,071
Casey's General Stores, Inc.	6,790	5,396,624
Chefs' Warehouse, Inc. (a) (b)	4,549	437,159
Costco Wholesale Corp.	85,730	80,197,843
Security Description	Shares	Value
Dollar General Corp.	43,952	$5,059,315
Dollar Tree, Inc. (a)	35,186	4,255,747
Grocery Outlet Holding Corp. (a) (b)	15,393	153,622
Kroger Co.	104,692	5,813,547
Maplebear, Inc. (a)	32,399	1,534,093
Performance Food Group Co. (a)	31,016	3,467,279
PriceSmart, Inc. (b)	4,358	851,292
Sprouts Farmers Market, Inc. (a)	18,386	1,555,088
Sysco Corp.	90,362	7,552,456
Target Corp.	85,463	11,162,322
U.S. Foods Holding Corp. (a)	42,231	4,318,120
United Natural Foods, Inc. (a)	11,244	513,513
Walmart, Inc.	852,360	96,538,293
		232,610,662
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	92,780	4,022,013
AptarGroup, Inc.	12,727	1,593,420
Avery Dennison Corp.	16,287	2,644,194
Ball Corp.	50,435	3,147,144
Crown Holdings, Inc.	24,129	2,698,105
Graphic Packaging Holding Co.	61,824	653,480
Greif, Inc. Class A	3,746	279,039
International Paper Co.	104,247	3,971,811
O-I Glass, Inc. (a)	30,895	297,519
Packaging Corp. of America	18,786	4,476,328
Silgan Holdings, Inc.	16,240	753,374
Smurfit Westrock PLC	98,692	4,565,492
Sonoco Products Co. (b)	20,386	1,148,751
		30,250,670
DISTRIBUTORS — 0.1%
Genuine Parts Co.	28,404	3,351,104
LKQ Corp. (b)	55,325	1,456,707
Pool Corp.	7,724	1,659,888
		6,467,699
DIVERSIFIED CONSUMER SERVICES — 0.1%
ADT, Inc.	99,887	649,266
Bright Horizons Family Solutions, Inc. (a)	11,118	788,044
Covista, Inc. (a)	9,467	1,180,156
Duolingo, Inc. (a) (b)	7,258	834,815
Frontdoor, Inc. (a)	16,338	1,267,665
Graham Holdings Co. Class B	522	595,821
Grand Canyon Education, Inc. (a)	6,014	860,664
H&R Block, Inc.	28,455	1,083,566
Laureate Education, Inc. (a)	470	17,070
Matthews International Corp. Class A (b)	6,638	178,695
OneSpaWorld Holdings Ltd. (b)	20,096	567,511
Perdoceo Education Corp.	13,986	447,552
Service Corp. International (b)	29,520	2,242,339
Strategic Education, Inc.	5,125	392,678
Stride, Inc. (a) (b)	8,321	717,603
See accompanying notes to financial statements.
49

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Universal Technical Institute, Inc. (a) (b)	9,896	$423,252
		12,246,697
DIVERSIFIED REITs — 0.0% *
American Assets Trust, Inc. REIT	9,976	246,307
Broadstone Net Lease, Inc. REIT	37,080	766,444
Essential Properties Realty Trust, Inc. REIT	24,638	735,444
Global Net Lease, Inc. REIT	21,990	196,591
WP Carey, Inc. REIT	42,977	3,072,855
		5,017,641
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	1,361,783	28,188,908
Cogent Communications Holdings, Inc. (b)	8,737	121,269
Comcast Corp. Class A	676,596	16,610,432
Iridium Communications, Inc. (b)	25,616	1,405,037
Lumen Technologies, Inc. (a)	198,422	1,523,881
Shenandoah Telecommunications Co. (b)	9,787	147,588
Uniti Group, Inc. (b)	24,812	284,594
Verizon Communications, Inc.	802,911	33,995,252
		82,276,961
ELECTRIC UTILITIES — 1.4%
Alliant Energy Corp.	50,414	3,846,084
American Electric Power Co., Inc.	103,902	14,214,833
Constellation Energy Corp.	61,128	15,182,361
Duke Energy Corp.	154,590	19,568,002
Edison International	75,425	5,615,391
Entergy Corp.	81,858	9,402,210
Evergy, Inc.	45,826	3,960,741
Eversource Energy	68,492	4,949,917
Exelon Corp.	196,361	9,154,350
FirstEnergy Corp.	103,347	4,913,116
Hawaiian Electric Industries, Inc. (a) (b)	33,833	457,761
IDACORP, Inc. (b)	10,120	1,531,156
MGE Energy, Inc.	7,094	578,445
NextEra Energy, Inc.	400,708	35,170,141
NRG Energy, Inc.	38,138	5,570,436
OGE Energy Corp.	40,560	1,973,650
Otter Tail Corp.	8,534	767,889
PG&E Corp.	422,087	7,099,503
Pinnacle West Capital Corp. (b)	23,425	2,506,475
Portland General Electric Co.	18,581	963,053
PPL Corp. (b)	151,439	5,504,808
Southern Co.	218,822	20,943,454
TXNM Energy, Inc.	16,886	958,787
Xcel Energy, Inc.	111,467	8,950,800
		183,783,363
ELECTRICAL EQUIPMENT — 1.4%
Acuity, Inc.	6,184	2,329,265
AMETEK, Inc.	45,705	11,057,868
Security Description	Shares	Value
Eaton Corp. PLC	75,147	$32,021,640
Emerson Electric Co.	108,564	15,540,936
EnerSys	8,609	2,012,956
GE Vernova, Inc.	52,129	61,244,277
Generac Holdings, Inc. (a)	12,468	3,650,755
Hubbell, Inc.	10,949	5,728,517
Nextpower, Inc. Class A (a)	25,120	2,992,797
nVent Electric PLC	32,539	5,518,940
Powell Industries, Inc. (b)	6,728	1,926,630
Regal Rexnord Corp.	13,754	3,276,065
Rockwell Automation, Inc.	21,115	10,453,614
Sensata Technologies Holding PLC	30,482	1,455,211
Sunrun, Inc. (a)	43,197	577,976
Vertiv Holdings Co. Class A	75,100	25,144,982
Vicor Corp. (a)	3,970	1,507,727
		186,440,156
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Advanced Energy Industries, Inc.	7,375	2,749,916
Amphenol Corp. Class A	239,688	42,261,788
Arlo Technologies, Inc. (a)	16,061	216,502
Arrow Electronics, Inc. (a)	11,022	2,352,205
Avnet, Inc.	19,300	1,714,226
Badger Meter, Inc. (b)	6,005	891,022
Belden, Inc.	8,256	989,977
Benchmark Electronics, Inc.	6,851	675,988
CDW Corp.	26,909	3,784,482
Cognex Corp.	35,302	2,556,571
Coherent Corp. (a)	36,815	14,522,413
Corning, Inc.	152,852	39,042,986
Crane NXT Co. (b)	9,715	497,019
CTS Corp.	6,464	421,388
ePlus, Inc.	6,196	515,693
Fabrinet (a) (b)	6,818	3,832,261
Flex Ltd. (a)	70,430	11,414,590
Insight Enterprises, Inc. (a)	5,663	689,753
IPG Photonics Corp. (a) (b)	6,700	786,044
Itron, Inc. (a) (b)	8,308	718,891
Jabil, Inc.	20,891	8,053,063
Keysight Technologies, Inc. (a)	32,611	11,416,133
Knowles Corp. (a)	18,774	778,746
Littelfuse, Inc.	5,321	2,422,811
Mirion Technologies, Inc. (a) (b)	37,668	675,387
Napco Security Technologies, Inc. (b)	6,938	263,505
Novanta, Inc. (a) (b)	6,832	1,108,424
OSI Systems, Inc. (a) (b)	3,254	711,650
PC Connection, Inc.	2,637	192,475
Plexus Corp. (a)	5,988	1,800,412
Ralliant Corp.	22,679	1,669,855
Rogers Corp. (a)	3,356	549,478
Sanmina Corp. (a)	10,584	2,678,599
ScanSource, Inc. (a)	6,219	323,948
TD SYNNEX Corp.	15,479	4,138,156
TE Connectivity PLC	57,921	11,677,453
See accompanying notes to financial statements.
50

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Teledyne Technologies, Inc. (a)	9,190	$6,128,811
TTM Technologies, Inc. (a)	20,710	3,873,184
Vishay Intertechnology, Inc. (b)	26,591	1,430,064
Vontier Corp.	28,947	839,463
Zebra Technologies Corp. Class A (a)	10,511	2,767,126
		194,132,458
ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	22,001	895,661
Atlas Energy Solutions, Inc. (b)	12,306	204,403
Baker Hughes Co.	190,635	10,580,242
Bristow Group, Inc.	5,515	227,880
Cactus, Inc. Class A (b)	13,086	670,396
Core Laboratories, Inc. (b)	9,076	105,735
Halliburton Co.	152,902	5,191,023
Helix Energy Solutions Group, Inc. (a)	28,444	248,601
Helmerich & Payne, Inc.	22,457	735,242
Innovex International, Inc. (a) (b)	6,827	169,310
Kodiak Gas Services, Inc.	8,321	625,157
Liberty Energy, Inc.	31,365	821,449
Noble Corp. PLC (b)	24,612	918,028
NOV, Inc.	78,580	1,457,659
Oceaneering International, Inc. (a) (b)	20,767	841,479
Patterson-UTI Energy, Inc.	64,396	591,155
RPC, Inc. (b)	14,888	86,797
SLB Ltd.	285,358	13,266,293
TechnipFMC PLC	83,116	5,510,591
Tidewater, Inc. (a) (b)	9,578	638,182
Valaris Ltd. (a)	12,172	883,687
Weatherford International PLC	14,590	1,189,085
		45,858,055
ENTERTAINMENT — 1.0%
Cinemark Holdings, Inc.	22,726	721,096
Electronic Arts, Inc.	43,472	8,913,499
Live Nation Entertainment, Inc. (a)	29,006	5,311,289
Madison Square Garden Sports Corp. (a)	3,491	1,402,823
Netflix, Inc. (a)	812,689	58,025,995
Roku, Inc. (a)	25,482	3,520,083
Sphere Entertainment Co. (a) (b)	104	17,995
Take-Two Interactive Software, Inc. (a)	32,204	8,050,356
TKO Group Holdings, Inc.	9,949	2,002,833
Walt Disney Co.	333,616	32,110,540
Warner Bros Discovery, Inc. (a)	486,302	12,964,811
Warner Music Group Corp. Class A	28,394	768,626
		133,809,946
FINANCIAL SERVICES — 3.2%
Apollo Global Management, Inc.	88,893	10,516,931
Berkshire Hathaway, Inc. Class B (a)	355,050	177,663,470
Security Description	Shares	Value
Block, Inc. (a)	110,041	$8,363,116
Corebridge Financial, Inc.	52,499	1,503,046
Corpay, Inc. (a)	13,222	4,406,496
Enact Holdings, Inc.	5,826	266,306
Equitable Holdings, Inc.	63,219	2,774,050
Essent Group Ltd.	20,675	1,328,989
Euronet Worldwide, Inc. (a) (b)	10,125	741,049
EVERTEC, Inc.	12,126	336,860
Fidelity National Information Services, Inc.	105,896	4,117,236
Fiserv, Inc. (a)	108,230	5,308,682
Global Payments, Inc.	40,462	2,935,923
HA Sustainable Infrastructure Capital, Inc. (b)	21,832	852,540
Jack Henry & Associates, Inc.	15,349	2,114,171
Jackson Financial, Inc. Class A	12,375	1,267,076
Mastercard, Inc. Class A	157,170	80,722,512
Merchants Bancorp (b)	5,756	287,800
MGIC Investment Corp.	54,501	1,536,928
NCR Atleos Corp. (a)	13,470	584,733
NMI Holdings, Inc. (a)	12,798	525,870
Payoneer Global, Inc. (a)	42,253	300,841
PayPal Holdings, Inc.	163,223	7,047,969
Radian Group, Inc.	31,385	1,182,273
Remitly Global, Inc. (a)	33,619	753,402
Sezzle, Inc. (a) (b)	3,310	568,095
Shift4 Payments, Inc. Class A (a) (b)	12,947	629,742
Toast, Inc. Class A (a)	91,100	2,534,402
Visa, Inc. Class A	323,334	110,932,662
Voya Financial, Inc.	21,491	1,945,580
Walker & Dunlop, Inc.	5,942	325,027
Western Union Co. (b)	79,650	613,305
WEX, Inc. (a)	8,675	1,223,956
		436,211,038
FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co.	91,393	6,982,425
Bunge Global SA	29,774	3,177,779
Cal-Maine Foods, Inc. (b)	7,544	607,745
Campbell's Co. (b)	42,256	941,041
Conagra Brands, Inc.	96,788	1,302,766
Darling Ingredients, Inc. (a)	32,726	1,787,494
Del Monte Corp.	6,636	185,211
Flowers Foods, Inc. (b)	36,825	290,918
Freshpet, Inc. (a)	12,374	731,551
General Mills, Inc.	104,840	3,648,432
Hershey Co.	29,682	5,207,707
Hormel Foods Corp.	57,230	1,420,449
Ingredion, Inc.	13,186	1,248,846
J&J Snack Foods Corp.	3,045	223,655
J.M. Smucker Co.	21,210	2,386,125
John B Sanfilippo & Son, Inc.	1,298	111,615
Kraft Heinz Co. (b)	162,631	3,841,344
Lamb Weston Holdings, Inc. (b)	29,598	1,278,042
Marzetti Co.	3,190	364,170
McCormick & Co., Inc.	50,157	2,528,916
See accompanying notes to financial statements.
51

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Mondelez International, Inc. Class A	252,272	$14,591,412
Pilgrim's Pride Corp.	9,904	278,401
Post Holdings, Inc. (a) (b)	10,050	887,013
Simply Good Foods Co. (a) (b)	17,254	229,133
Tootsie Roll Industries, Inc.	3,930	155,421
Tyson Foods, Inc. Class A	58,390	3,342,828
		57,750,439
GAS UTILITIES — 0.1%
Atmos Energy Corp.	30,086	5,182,915
Chesapeake Utilities Corp.	3,545	434,192
MDU Resources Group, Inc.	40,999	869,589
National Fuel Gas Co.	17,779	1,372,717
New Jersey Resources Corp.	18,359	1,028,838
Northwest Natural Holding Co.	6,896	338,318
ONE Gas, Inc.	10,970	845,458
Southwest Gas Holdings, Inc.	10,734	951,891
Spire, Inc.	10,658	832,283
UGI Corp. (b)	41,732	1,441,423
		13,297,624
GROUND TRANSPORTATION — 0.9%
ArcBest Corp.	5,607	804,829
Avis Budget Group, Inc. (a) (b)	3,751	554,510
CSX Corp.	357,948	17,013,268
Fedex Freight Holding Co., Inc. (a)	20,771	3,136,421
Heartland Express, Inc.	10,030	152,657
Hertz Global Holdings, Inc. (a) (b)	31,247	70,775
JB Hunt Transport Services, Inc.	13,007	3,764,616
Knight-Swift Transportation Holdings, Inc.	34,552	2,690,564
Landstar System, Inc.	7,428	1,536,185
Lyft, Inc. Class A (a) (b)	1,354	19,782
Marten Transport Ltd.	11,298	196,020
Norfolk Southern Corp.	43,149	13,574,244
Old Dominion Freight Line, Inc.	36,129	7,825,541
RXO, Inc. (a) (b)	20,870	575,803
Ryder System, Inc.	8,931	2,355,730
Saia, Inc. (a)	5,526	2,327,330
Schneider National, Inc. Class B (b)	7,577	276,788
Uber Technologies, Inc. (a)	399,572	28,833,116
Union Pacific Corp.	115,366	31,379,552
Werner Enterprises, Inc.	11,208	488,781
XPO, Inc. (a)	23,463	4,816,719
		122,393,231
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abbott Laboratories	342,517	31,079,993
Align Technology, Inc. (a)	14,404	2,429,379
Artivion, Inc. (a)	7,359	165,357
Avanos Medical, Inc. (a)	9,637	239,769
Baxter International, Inc. (b)	102,010	2,174,853
Becton Dickinson & Co.	51,147	7,740,075
Boston Scientific Corp. (a)	293,954	12,545,957
Security Description	Shares	Value
CONMED Corp. (b)	5,884	$192,583
Cooper Cos., Inc. (a)	38,587	2,767,074
Dentsply Sirona, Inc.	43,431	460,803
Dexcom, Inc. (a)	77,658	5,230,266
Edwards Lifesciences Corp. (a)	110,498	9,995,649
Enovis Corp. (a) (b)	7,901	163,551
Envista Holdings Corp. (a)	32,303	851,184
GE HealthCare Technologies, Inc.	94,167	6,027,630
Glaukos Corp. (a) (b)	8,865	1,238,972
Globus Medical, Inc. Class A (a)	22,002	1,738,378
Haemonetics Corp. (a)	9,767	732,525
Hologic, Inc. (a)	39,002	390
ICU Medical, Inc. (a) (b)	3,709	543,739
IDEXX Laboratories, Inc. (a)	15,296	8,052,426
Inspire Medical Systems, Inc. (a)	5,070	226,173
Insulet Corp. (a)	14,252	2,169,867
Integer Holdings Corp. (a) (b)	6,398	597,893
Integra LifeSciences Holdings Corp. (a)	14,164	254,385
Intuitive Surgical, Inc. (a)	69,106	27,482,074
Lantheus Holdings, Inc. (a) (b)	13,403	1,486,929
LeMaitre Vascular, Inc. (b)	3,283	315,037
LivaNova PLC (a) (b)	10,665	876,983
Medtronic PLC	252,976	19,790,312
Merit Medical Systems, Inc. (a)	10,297	713,994
Neogen Corp. (a) (b)	36,178	325,240
Omnicell, Inc. (a)	7,740	321,365
Penumbra, Inc. (a)	7,283	2,299,607
QuidelOrtho Corp. (a) (b)	12,092	211,791
ResMed, Inc.	29,293	5,708,620
Solventum Corp. (a)	28,091	2,167,221
STAAR Surgical Co. (a) (b)	9,126	261,825
STERIS PLC	19,815	4,172,445
Stryker Corp.	67,920	21,383,933
Tandem Diabetes Care, Inc. (a) (b)	12,372	186,693
Teleflex, Inc.	9,221	1,168,854
TransMedics Group, Inc. (a) (b)	6,574	436,645
UFP Technologies, Inc. (a) (b)	2,761	732,024
Zimmer Biomet Holdings, Inc.	41,277	3,553,537
		191,214,000
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Acadia Healthcare Co., Inc. (a) (b)	18,061	533,341
AdaptHealth Corp. (a) (b)	19,417	202,325
Addus HomeCare Corp. (a)	3,029	304,324
Alignment Healthcare, Inc. (a) (b)	31,388	747,348
AMN Healthcare Services, Inc. (a)	8,590	278,058
Astrana Health, Inc. (a) (b)	4,715	218,823
BrightSpring Health Services, Inc. (a)	26,040	1,816,030
Cardinal Health, Inc.	44,666	10,610,855
Cencora, Inc.	38,276	10,831,342
Centene Corp. (a)	96,599	6,200,690
See accompanying notes to financial statements.
52

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Chemed Corp.	3,046	$1,418,644
Cigna Group	52,108	14,365,133
Concentra Group Holdings Parent, Inc. (b)	18,056	537,166
CorVel Corp. (a)	4,371	273,275
CVS Health Corp.	246,138	25,462,976
DaVita, Inc. (a)	4,802	1,068,349
Elevance Health, Inc.	42,778	16,543,536
Encompass Health Corp.	20,497	2,071,837
Ensign Group, Inc.	10,707	1,716,332
HCA Healthcare, Inc.	29,276	11,414,420
HealthEquity, Inc. (a)	15,495	1,399,508
Henry Schein, Inc. (a) (b)	16,180	1,351,354
Hims & Hers Health, Inc. (a) (b)	38,040	1,318,847
Humana, Inc.	22,419	8,905,275
Labcorp Holdings, Inc.	17,061	4,777,080
LifeStance Health Group, Inc. (a)	38,189	409,004
McKesson Corp.	23,703	17,909,987
Molina Healthcare, Inc. (a)	11,879	2,716,727
National HealthCare Corp.	2,769	585,256
NeoGenomics, Inc. (a) (b)	24,716	360,606
OmniAb, Inc. (a) (b) (d)	1,881	—
Option Care Health, Inc. (a)	35,669	747,979
Pediatrix Medical Group, Inc. (a)	17,543	444,364
Privia Health Group, Inc. (a)	19,287	496,255
Progyny, Inc. (a)	16,496	475,580
Quest Diagnostics, Inc.	22,404	4,748,528
RadNet, Inc. (a) (b)	8,699	536,467
Tenet Healthcare Corp. (a)	15,944	2,982,804
U.S. Physical Therapy, Inc. (b)	2,873	197,318
UnitedHealth Group, Inc.	177,255	73,672,496
Universal Health Services, Inc. Class B	11,118	1,653,135
		232,303,374
HEALTH CARE REITs — 0.4%
Alexandria Real Estate Equities, Inc. REIT	31,168	1,647,229
American Healthcare REIT, Inc. (b)	34,782	1,813,881
CareTrust REIT, Inc.	22,236	897,223
Healthcare Realty Trust, Inc. REIT (b)	67,293	1,357,300
Healthpeak Properties, Inc. REIT	133,544	2,857,842
LTC Properties, Inc. REIT	8,315	319,712
Medical Properties Trust, Inc. REIT (b)	110,679	511,337
National Health Investors, Inc. REIT	9,400	716,844
Omega Healthcare Investors, Inc. REIT	47,763	2,277,340
Sabra Health Care REIT, Inc.	43,852	855,552
Ventas, Inc. REIT	93,223	8,278,202
Welltower, Inc. REIT	132,019	29,964,352
		51,496,814
Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.1%
Certara, Inc. (a) (b)	21,437	$140,412
Doximity, Inc. Class A (a)	24,290	503,775
HealthStream, Inc.	6,530	177,942
Schrodinger, Inc. (a) (b)	11,116	180,635
Veeva Systems, Inc. Class A (a)	29,590	5,251,337
Waystar Holding Corp. (a)	22,654	465,087
		6,719,188
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc.	42,877	720,762
DiamondRock Hospitality Co. REIT	44,242	538,868
Host Hotels & Resorts, Inc. REIT	140,360	3,327,936
Park Hotels & Resorts, Inc. REIT (b)	46,881	668,054
Pebblebrook Hotel Trust REIT (b)	25,695	498,740
Ryman Hospitality Properties, Inc. REIT	11,932	1,533,859
Sunstone Hotel Investors, Inc. REIT	42,362	485,045
Xenia Hotels & Resorts, Inc. REIT	23,037	469,033
		8,242,297
HOTELS, RESTAURANTS & LEISURE — 1.7%
Airbnb, Inc. Class A (a)	78,703	11,262,399
Aramark	52,580	2,991,802
BJ's Restaurants, Inc. (a)	5,742	348,740
Booking Holdings, Inc.	148,406	26,451,885
Boyd Gaming Corp.	6,920	611,244
Brinker International, Inc. (a)	8,125	1,365,000
Caesars Entertainment, Inc. (a)	41,434	1,250,478
Carnival Corp. Ltd.	249,609	7,131,329
Cava Group, Inc. (a)	16,297	1,278,989
Cheesecake Factory, Inc. (b)	8,561	680,942
Chipotle Mexican Grill, Inc. (a)	246,340	8,375,560
Choice Hotels International, Inc. (b)	5,639	621,813
Churchill Downs, Inc.	13,820	1,238,825
Cracker Barrel Old Country Store, Inc. (b)	4,637	247,152
Darden Restaurants, Inc.	24,061	4,956,807
Domino's Pizza, Inc.	5,451	1,613,714
DoorDash, Inc. Class A (a)	72,929	13,457,588
Dutch Bros, Inc. Class A (a) (b)	24,856	1,784,909
Expedia Group, Inc.	22,002	5,629,872
Hilton Grand Vacations, Inc. (a) (b)	15,455	809,378
Hilton Worldwide Holdings, Inc.	44,626	14,747,108
Hyatt Hotels Corp. Class A (b)	9,190	1,781,390
Las Vegas Sands Corp.	55,335	2,555,924
Life Time Group Holdings, Inc. (a)	520	21,237
Marriott International, Inc. Class A	42,190	15,635,192
See accompanying notes to financial statements.
53

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Marriott Vacations Worldwide Corp. (b)	7,122	$725,589
McDonald's Corp.	138,996	37,572,009
MGM Resorts International (a)	32,167	1,537,904
Monarch Casino & Resort, Inc.	2,998	394,567
Norwegian Cruise Line Holdings Ltd. (a)	85,898	1,813,307
Papa John's International, Inc. (b)	7,197	264,634
Penn Entertainment, Inc. (a)	29,745	635,353
Planet Fitness, Inc. Class A (a)	17,274	901,185
Pursuit Attractions & Hospitality, Inc. (a) (b)	3,452	193,208
Red Rock Resorts, Inc. Class A	9,483	616,964
Royal Caribbean Cruises Ltd.	49,811	15,816,487
Rush Street Interactive, Inc. (a)	30,887	918,579
Sabre Corp. (a) (b)	61,808	129,179
Shake Shack, Inc. Class A (a)	7,234	405,249
Six Flags Entertainment Corp. (a) (b)	10,180	216,834
Starbucks Corp.	222,826	22,770,589
Texas Roadhouse, Inc.	13,146	2,540,202
Travel & Leisure Co.	17,119	1,308,405
United Parks & Resorts, Inc. (a) (b)	5,706	272,404
Vail Resorts, Inc. (b)	7,589	1,033,242
Wendy's Co. (b)	35,351	293,060
Wingstop, Inc.	6,066	1,051,905
Wyndham Hotels & Resorts, Inc.	16,450	1,385,254
Wynn Resorts Ltd.	19,748	1,917,333
Yum! Brands, Inc.	55,699	8,904,042
		230,466,761
HOUSEHOLD DURABLES — 0.4%
Cavco Industries, Inc. (a)	2,142	1,316,002
Century Communities, Inc. (b)	4,491	321,825
Champion Homes, Inc. (a)	13,176	1,161,069
Dr. Horton, Inc.	50,665	8,252,315
Dream Finders Homes, Inc. Class A (a) (b)	20,716	357,558
Garmin Ltd.	30,081	7,145,441
Green Brick Partners, Inc. (a)	5,216	417,489
Installed Building Products, Inc. (b)	4,553	1,046,461
KB Home	17,335	1,084,998
La-Z-Boy, Inc. (b)	9,324	374,079
Leggett & Platt, Inc.	26,663	312,224
Lennar Corp. Class A	43,613	3,946,540
LGI Homes, Inc. (a)	3,233	205,877
M/I Homes, Inc. (a)	4,612	741,563
Meritage Homes Corp.	14,241	1,194,108
Mohawk Industries, Inc. (a)	11,595	1,406,821
Newell Brands, Inc.	77,416	475,334
NVR, Inc. (a)	489	3,331,753
PulteGroup, Inc.	36,750	5,042,467
SharkNinja, Inc. (a) (b)	13,840	2,107,417
Somnigroup International, Inc.	37,818	2,964,931
Security Description	Shares	Value
Sonos, Inc. (a)	25,519	$345,272
Taylor Morrison Home Corp. (a)	21,321	1,529,569
Toll Brothers, Inc.	17,253	2,842,432
Whirlpool Corp.	11,156	439,770
		48,363,315
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (a) (b)	2,805	124,374
Central Garden & Pet Co. Class A (a)	10,785	418,134
Church & Dwight Co., Inc.	48,977	4,744,892
Clorox Co.	24,712	2,358,513
Colgate-Palmolive Co.	160,059	14,674,209
Energizer Holdings, Inc. (b)	11,769	252,327
Kimberly-Clark Corp.	67,852	7,448,114
Procter & Gamble Co.	453,615	66,518,104
Reynolds Consumer Products, Inc.	10,856	291,484
WD-40 Co.	2,884	702,658
		97,532,809
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	135,346	1,984,172
Clearway Energy, Inc. Class C	23,346	797,966
Ormat Technologies, Inc. (b)	9,660	1,051,974
Talen Energy Corp. (a)	9,003	3,459,493
Vistra Corp.	62,782	9,959,109
		17,252,714
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	101,761	16,476,124
Honeywell International, Inc.	62,889	14,080,847
		30,556,971
INDUSTRIAL REITs — 0.3%
EastGroup Properties, Inc. REIT	8,408	1,702,872
First Industrial Realty Trust, Inc. REIT	26,580	1,629,620
Innovative Industrial Properties, Inc. REIT (b)	5,015	310,830
LXP Industrial Trust REIT	10,817	582,820
Prologis, Inc. REIT	183,968	24,922,145
Rexford Industrial Realty, Inc. REIT (b)	42,047	1,408,574
STAG Industrial, Inc. REIT	36,192	1,377,468
Terreno Realty Corp. REIT	19,935	1,291,190
		33,225,519
INSURANCE — 1.7%
Aflac, Inc.	89,974	10,549,452
Allstate Corp.	49,284	11,726,635
American Financial Group, Inc.	13,971	1,955,102
American International Group, Inc.	102,563	7,644,020
AMERISAFE, Inc.	3,386	114,548
Aon PLC Class A	40,999	13,598,958
Arch Capital Group Ltd. (a)	65,587	6,365,874
See accompanying notes to financial statements.
54

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Arthur J Gallagher & Co.	49,695	$11,408,481
Assurant, Inc.	10,348	2,778,749
Assured Guaranty Ltd.	10,672	855,468
Brighthouse Financial, Inc. (a)	10,884	688,957
Brown & Brown, Inc.	57,644	3,697,863
Chubb Ltd.	70,947	24,174,481
Cincinnati Financial Corp.	30,513	5,649,177
CNO Financial Group, Inc.	26,149	1,333,076
Employers Holdings, Inc.	6,557	330,997
Erie Indemnity Co. Class A (b)	5,282	1,266,360
Everest Group Ltd.	8,519	3,043,242
F&G Annuities & Life, Inc. (b)	7,354	195,543
Fidelity National Financial, Inc.	51,788	2,442,322
First American Financial Corp.	21,256	1,457,949
Genworth Financial, Inc. (a)	92,977	880,492
Globe Life, Inc.	17,085	3,052,748
Goosehead Insurance, Inc. Class A (a) (b)	5,034	244,149
Hanover Insurance Group, Inc.	7,058	1,511,259
Hartford Insurance Group, Inc.	54,840	7,267,397
HCI Group, Inc.	1,441	252,535
Horace Mann Educators Corp.	7,906	408,345
Kemper Corp.	11,493	309,851
Kinsale Capital Group, Inc. (b)	4,153	1,369,701
Lincoln National Corp.	35,160	1,242,906
Loews Corp.	29,842	3,378,413
Marsh & McLennan Cos., Inc.	96,206	16,034,654
Mercury General Corp.	5,576	594,513
MetLife, Inc.	103,807	8,783,110
Old Republic International Corp.	39,839	1,630,212
Palomar Holdings, Inc. (a)	4,375	552,956
Primerica, Inc.	6,825	1,939,665
Principal Financial Group, Inc.	35,081	3,781,030
Progressive Corp.	114,125	24,930,606
Prudential Financial, Inc.	64,178	6,926,732
Reinsurance Group of America, Inc.	13,114	2,788,692
RenaissanceRe Holdings Ltd.	8,376	2,654,354
RLI Corp.	16,882	997,220
Ryan Specialty Holdings, Inc. (b)	20,561	776,383
Safety Insurance Group, Inc.	3,274	245,092
Selective Insurance Group, Inc.	11,271	1,093,400
SiriusPoint Ltd. (a)	17,418	418,032
Stewart Information Services Corp.	4,615	304,682
Travelers Cos., Inc.	40,170	13,260,920
Trupanion, Inc. (a) (b)	6,096	150,998
United Fire Group, Inc.	3,442	180,499
Unum Group	24,882	2,224,451
W.R. Berkley Corp.	52,346	3,691,963
Willis Towers Watson PLC	18,299	4,782,810
		229,938,024
INTERACTIVE MEDIA & SERVICES — 7.2%
Alphabet, Inc. Class A	1,137,833	406,627,379
Alphabet, Inc. Class C	916,185	323,715,646
Cargurus, Inc. (a)	17,430	594,189
Security Description	Shares	Value
Match Group, Inc.	54,558	$2,075,932
Meta Platforms, Inc. Class A	425,529	239,696,231
People, Inc. (a) (b)	13,981	645,363
Pinterest, Inc. Class A (a)	105,679	2,222,429
QuinStreet, Inc. (a) (b)	9,808	143,687
Shutterstock, Inc. (b)	4,393	61,282
TripAdvisor, Inc. (a) (b)	20,233	277,395
Yelp, Inc. (a) (b)	11,791	289,115
Ziff Davis, Inc. (a) (b)	8,382	438,965
ZoomInfo Technologies, Inc. (a)	54,879	160,796
		976,948,409
IT SERVICES — 0.7%
Accenture PLC Class A	119,123	14,823,666
Akamai Technologies, Inc. (a)	30,052	3,552,447
Cognizant Technology Solutions Corp. Class A	100,956	3,910,026
DigitalOcean Holdings, Inc. (a)	10,472	1,644,418
DXC Technology Co. (a)	38,354	339,433
EPAM Systems, Inc. (a) (b)	11,462	909,510
Everforth, Inc. (a)	9,917	177,217
Gartner, Inc. (a)	15,651	2,028,682
GoDaddy, Inc. Class A (a)	29,111	2,470,942
International Business Machines Corp.	183,135	51,499,393
Kyndryl Holdings, Inc. (a)	37,515	424,295
Okta, Inc. (a)	32,442	4,426,711
Twilio, Inc. Class A (a)	30,300	6,251,799
VeriSign, Inc.	15,195	3,822,454
		96,280,993
LEISURE EQUIPMENT & PRODUCTS — 0.0% *
Acushnet Holdings Corp. (b)	5,490	650,730
Brunswick Corp.	13,619	1,147,265
Callaway Golf Co. (a)	21,613	406,108
Mattel, Inc. (a)	69,966	971,128
Peloton Interactive, Inc. Class A (a) (b)	80,264	474,360
Polaris, Inc. (b)	11,494	786,649
YETI Holdings, Inc. (a) (b)	15,778	781,958
		5,218,198
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	26,371	2,177,981
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	58,426	7,760,726
Avantor, Inc. (a)	136,113	1,347,519
Azenta, Inc. (a) (b)	11,641	297,078
BioLife Solutions, Inc. (a)	6,343	179,126
Bio-Rad Laboratories, Inc. Class A (a) (b)	3,707	1,088,412
Bio-Techne Corp.	31,681	2,238,263
Bruker Corp. (b)	20,384	1,226,709
Charles River Laboratories International, Inc. (a)	9,892	2,243,407
Danaher Corp.	122,114	23,260,275
Fortrea Holdings, Inc. (a)	19,023	331,000
See accompanying notes to financial statements.
55

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Illumina, Inc. (a)	31,736	$5,580,141
IQVIA Holdings, Inc. (a)	33,305	6,435,192
Medpace Holdings, Inc. (a) (b)	4,760	2,520,848
Mettler-Toledo International, Inc. (a)	4,088	5,222,461
Repligen Corp. (a) (b)	9,441	1,288,130
Revvity, Inc. (b)	25,370	2,822,666
Sotera Health Co. (a) (b)	21,999	390,482
Thermo Fisher Scientific, Inc.	72,031	36,113,462
Waters Corp. (a)	19,585	7,344,971
West Pharmaceutical Services, Inc.	14,849	5,330,791
		113,021,659
MACHINERY — 2.2%
AGCO Corp. (b)	12,282	1,470,155
Alamo Group, Inc.	2,315	380,794
Albany International Corp. Class A	6,242	465,029
Astec Industries, Inc.	4,250	260,058
Atmus Filtration Technologies, Inc.	16,000	815,840
Caterpillar, Inc.	89,500	95,308,550
Chart Industries, Inc. (a)	7,437	1,553,887
CNH Industrial NV (b)	157,932	1,773,576
Crane Co.	9,715	2,167,125
Cummins, Inc.	26,647	19,004,907
Deere & Co.	48,175	30,558,848
Donaldson Co., Inc.	25,081	2,251,521
Dover Corp.	26,068	5,846,531
Enerpac Tool Group Corp.	12,613	452,302
Enpro, Inc.	3,796	1,430,826
Esab Corp.	11,477	1,131,977
ESCO Technologies, Inc.	5,526	1,934,321
Federal Signal Corp.	12,233	1,571,818
Flowserve Corp.	27,062	2,006,918
Fortive Corp.	53,683	3,279,495
Franklin Electric Co., Inc.	8,242	883,460
Gates Industrial Corp. PLC (a)	38,619	1,080,173
Graco, Inc.	33,628	2,542,613
Greenbrier Cos., Inc. (b)	6,472	317,193
IDEX Corp.	15,265	3,464,392
Illinois Tool Works, Inc.	52,502	14,200,216
Ingersoll Rand, Inc.	67,616	5,543,836
ITT, Inc.	17,396	3,440,233
JBT Marel Corp. (b)	9,185	1,331,825
Kadant, Inc. (b)	2,392	751,638
Kennametal, Inc.	16,615	582,356
Lincoln Electric Holdings, Inc.	12,022	3,191,961
Lindsay Corp. (b)	2,474	306,281
Middleby Corp. (a)	8,095	1,392,421
Mueller Industries, Inc.	22,799	2,802,681
Mueller Water Products, Inc. Class A	40,180	1,037,849
Nordson Corp.	10,426	3,145,420
Oshkosh Corp.	13,474	2,067,990
Otis Worldwide Corp.	72,381	5,182,480
Security Description	Shares	Value
PACCAR, Inc.	103,776	$12,465,573
Parker-Hannifin Corp.	24,098	23,570,736
Pentair PLC	33,514	2,569,183
Proto Labs, Inc. (a)	5,614	457,597
RBC Bearings, Inc. (a)	5,916	3,810,259
Snap-on, Inc.	10,877	4,376,905
SPX Technologies, Inc. (a)	9,138	2,240,364
Standex International Corp. (b)	3,055	1,092,682
Stanley Black & Decker, Inc.	31,361	2,951,697
Tennant Co. (b)	3,346	292,909
Terex Corp.	14,783	1,070,141
Timken Co.	13,511	1,963,419
Toro Co.	21,332	2,078,163
Trinity Industries, Inc.	16,552	572,368
Watts Water Technologies, Inc. Class A	5,792	2,267,278
Westinghouse Air Brake Technologies Corp.	31,896	8,599,162
Worthington Enterprises, Inc.	6,936	372,879
Xylem, Inc.	48,341	5,714,390
		303,395,201
MARINE — 0.0% *
Kirby Corp. (a)	11,254	1,530,206
Matson, Inc. (b)	6,869	1,320,428
		2,850,634
MEDIA — 0.2%
Charter Communications, Inc. Class A (a) (b)	17,200	2,446,012
DoubleVerify Holdings, Inc. (a)	25,548	276,940
EchoStar Corp. Class A (a) (b)	18,909	1,919,264
Fox Corp. Class A	38,601	2,013,428
Fox Corp. Class B	29,964	1,403,514
John Wiley & Sons, Inc. Class A (b)	8,920	432,709
New York Times Co. Class A	29,815	2,086,454
News Corp. Class A	78,387	1,946,349
News Corp. Class B	24,225	679,754
Nexstar Media Group, Inc.	6,402	1,143,333
Omnicom Group, Inc. (b)	50,899	3,706,974
Paramount Skydance Corp. Class B	38,990	384,441
Scholastic Corp. (b)	6,455	296,930
Sirius XM Holdings, Inc.	36,660	1,082,937
Trade Desk, Inc. Class A (a)	88,841	1,606,245
Versant Media Group, Inc.	20,197	727,294
		22,152,578
METALS & MINING — 0.5%
Alcoa Corp.	36,513	1,903,788
Alpha Metallurgical Resources, Inc. (a) (b)	2,523	416,144
Century Aluminum Co. (a)	10,001	460,146
Cleveland-Cliffs, Inc. (a)	99,847	937,563
Coeur Mining, Inc.	200,766	3,276,501
Commercial Metals Co.	23,996	1,505,749
Ferroglobe PLC (a) (d)	929	—
See accompanying notes to financial statements.
56

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Freeport-McMoRan, Inc.	277,445	$17,448,516
Hecla Mining Co.	130,326	2,010,930
Kaiser Aluminum Corp.	3,356	656,534
Materion Corp.	3,410	1,014,100
Metallus, Inc. (a)	4,914	91,843
MP Materials Corp. (a) (b)	17,342	971,326
Newmont Corp.	205,956	19,236,290
Nucor Corp.	44,559	9,925,517
Reliance, Inc.	9,713	3,628,777
Royal Gold, Inc.	15,847	3,163,220
Steel Dynamics, Inc.	25,191	5,780,327
Warrior Met Coal, Inc.	7,915	642,381
Worthington Steel, Inc.	6,940	233,045
		73,302,697
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% *
Adamas Trust, Inc. REIT (b)	17,013	159,582
Annaly Capital Management, Inc. REIT	98,258	2,197,049
Arbor Realty Trust, Inc. REIT (b)	36,808	199,500
ARMOUR Residential REIT, Inc. (b)	4,818	84,074
Blackstone Mortgage Trust, Inc. Class A REIT (b)	34,406	583,182
Ellington Financial, Inc. REIT (b)	10,900	148,349
Franklin BSP Realty Trust, Inc. REIT (b)	9,308	75,767
PennyMac Mortgage Investment Trust REIT (b)	19,869	224,122
Redwood Trust, Inc. REIT (b)	23,668	112,186
Rithm Capital Corp. REIT (b)	1,872	17,578
Two Harbors Investment Corp. REIT (b)	15,573	193,261
Starwood Property Trust, Inc. REIT (b)	63,056	1,032,857
		5,027,507
MULTI-UTILITIES — 0.6%
Ameren Corp.	50,622	5,722,311
Avista Corp.	14,336	586,486
Black Hills Corp.	12,813	953,287
CenterPoint Energy, Inc.	130,579	5,750,699
CMS Energy Corp.	57,657	4,410,761
Consolidated Edison, Inc.	69,451	7,683,364
Dominion Energy, Inc.	164,382	11,225,647
DTE Energy Co.	41,561	6,332,650
NiSource, Inc.	80,392	3,822,640
Northwestern Energy Group, Inc.	10,954	784,525
Public Service Enterprise Group, Inc.	100,694	8,172,325
Sempra	127,450	11,815,889
Unitil Corp.	2,963	156,120
WEC Energy Group, Inc.	62,923	7,347,519
		74,764,223
OFFICE REITs — 0.1%
BXP, Inc. REIT (b)	28,651	1,899,848
Security Description	Shares	Value
COPT Defense Properties REIT	23,511	$855,565
Cousins Properties, Inc. REIT	30,476	913,671
Douglas Emmett, Inc. REIT (b)	33,264	392,515
Easterly Government Properties, Inc. REIT	5,543	138,187
Highwoods Properties, Inc. REIT (b)	21,244	640,719
JBG SMITH Properties REIT (b)	20,990	307,924
Kilroy Realty Corp. REIT	20,441	765,924
SL Green Realty Corp. REIT (b)	14,064	728,093
Vornado Realty Trust REIT (b)	32,517	1,277,918
		7,920,364
OIL, GAS & CONSUMABLE FUELS — 2.7%
Antero Midstream Corp.	61,113	1,390,321
Antero Resources Corp. (a)	56,887	1,999,009
APA Corp.	70,847	2,307,487
California Resources Corp.	13,172	696,404
Chevron Corp.	364,165	60,363,990
Chord Energy Corp.	12,335	1,409,891
CNX Resources Corp. (a) (b)	31,411	1,065,775
Comstock Resources, Inc. (a) (b)	18,163	270,992
ConocoPhillips	239,532	24,901,747
Core Natural Resources, Inc. (b)	11,259	900,945
Crescent Energy Co. Class A	36,829	361,661
CVR Energy, Inc. (b)	5,936	163,477
Devon Energy Corp.	215,835	8,918,301
Diamondback Energy, Inc.	35,025	6,156,694
Dorian LPG Ltd.	6,707	233,269
DT Midstream, Inc.	19,182	2,814,767
EOG Resources, Inc.	102,846	13,342,212
EQT Corp.	112,254	5,968,545
Expand Energy Corp.	39,769	3,626,535
Exxon Mobil Corp.	801,956	109,643,424
Gulfport Energy Corp. (a)	2,800	475,160
HF Sinclair Corp.	30,456	2,121,260
International Seaways, Inc.	8,073	618,311
Kinder Morgan, Inc.	388,864	12,431,982
Kinetik Holdings, Inc.	7,706	372,508
Magnolia Oil & Gas Corp. Class A	37,127	949,709
Marathon Petroleum Corp.	56,124	14,349,223
Matador Resources Co.	22,062	1,098,246
Murphy Oil Corp.	29,502	960,585
Northern Oil & Gas, Inc. (b)	14,808	268,765
Occidental Petroleum Corp.	133,868	6,501,969
ONEOK, Inc.	117,611	10,225,100
Ovintiv, Inc.	51,127	2,691,837
Par Pacific Holdings, Inc. (a)	10,458	586,485
PBF Energy, Inc. Class A	22,302	1,015,187
Peabody Energy Corp.	22,280	515,114
Permian Resources Corp. Class A	145,261	2,674,255
Phillips 66 Co.	77,220	13,054,041
Range Resources Corp.	52,499	1,952,438
REX American Resources Corp. (a)	2,324	104,929
See accompanying notes to financial statements.
57

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
SM Energy Co.	48,507	$1,266,033
Talos Energy, Inc. (a)	8,719	112,562
Targa Resources Corp.	41,892	11,232,921
Texas Pacific Land Corp.	10,980	4,805,287
Valero Energy Corp.	57,312	14,926,337
Viper Energy, Inc. Class A	14,502	614,885
Williams Cos., Inc.	242,590	18,034,141
World Kinect Corp. (b)	12,498	411,684
		370,906,400
PAPER & FOREST PRODUCTS — 0.0% *
Louisiana-Pacific Corp.	12,978	1,020,850
Sylvamo Corp. (b)	6,755	255,339
		1,276,189
PERSONAL CARE PRODUCTS — 0.1%
Coty, Inc. Class A (a) (b)	61,426	132,680
Edgewell Personal Care Co. (b)	10,779	289,524
elf Beauty, Inc. (a) (b)	11,178	827,172
Estee Lauder Cos., Inc. Class A	45,822	3,617,647
Interparfums, Inc. (b)	3,334	372,941
Kenvue, Inc.	383,471	7,328,131
		12,568,095
PHARMACEUTICALS — 3.2%
Amneal Pharmaceuticals, Inc. (a)	33,385	577,894
Amphastar Pharmaceuticals, Inc. (a)	7,130	143,883
ANI Pharmaceuticals, Inc. (a)	1,298	107,448
Bristol-Myers Squibb Co.	397,608	22,910,173
Collegium Pharmaceutical, Inc. (a) (b)	2,274	82,319
Corcept Therapeutics, Inc. (a)	20,240	1,759,868
Elanco Animal Health, Inc. (a) (b)	98,488	2,423,790
Eli Lilly & Co.	153,216	183,771,867
Harmony Biosciences Holdings, Inc. (a) (b)	5,275	192,063
Indivior Pharmaceuticals, Inc. (a)	24,632	1,010,651
Innoviva, Inc. (a)	12,396	281,513
Jazz Pharmaceuticals PLC (a)	11,556	2,784,649
Johnson & Johnson	468,080	118,878,278
Ligand Pharmaceuticals, Inc. (a) (b)	3,130	989,362
Liquidia Corp. (a)	18,091	1,442,395
Merck & Co., Inc.	479,442	61,608,297
Organon & Co.	50,671	686,085
Pacira BioSciences, Inc. (a) (b)	8,955	227,188
Perrigo Co. PLC	27,728	288,094
Pfizer, Inc.	1,103,859	26,580,925
Phibro Animal Health Corp. Class A	3,424	107,514
Prestige Consumer Healthcare, Inc. (a)	10,139	479,270
Spectrum Pharmaceuticals, Inc. (a)	22	2
Supernus Pharmaceuticals, Inc. (a)	10,918	507,796
Viatris, Inc.	239,936	3,810,184
Security Description	Shares	Value
Zoetis, Inc.	80,251	$5,766,837
		437,418,345
PROFESSIONAL SERVICES — 0.5%
Amentum Holdings, Inc. (a)	29,970	619,480
Automatic Data Processing, Inc.	77,064	17,258,483
Booz Allen Hamilton Holding Corp.	20,424	1,239,124
Broadridge Financial Solutions, Inc.	23,395	3,203,945
CACI International, Inc. Class A (a)	4,196	1,943,839
Concentrix Corp. (b)	8,653	193,870
Equifax, Inc.	24,158	3,834,358
ExlService Holdings, Inc. (a)	33,338	862,121
Exponent, Inc.	9,965	585,543
First Advantage Corp. (a) (b)	15,705	283,475
FTI Consulting, Inc. (a) (b)	6,416	956,048
Genpact Ltd.	34,260	942,150
Insperity, Inc. (b)	6,758	279,173
Jacobs Solutions, Inc.	26,036	3,280,536
KBR, Inc.	28,111	970,673
Korn Ferry	10,748	715,602
Legalzoom.com, Inc. (a)	22,658	138,894
Leidos Holdings, Inc.	26,925	2,772,467
ManpowerGroup, Inc.	11,174	377,346
Maximus, Inc.	12,493	671,624
Parsons Corp. (a) (b)	6,962	364,739
Paychex, Inc.	63,789	6,272,372
Paycom Software, Inc. (b)	9,476	1,190,944
Paylocity Holding Corp. (a)	7,949	830,909
Robert Half, Inc. (b)	22,503	690,842
Science Applications International Corp.	11,043	1,219,258
TransUnion	38,393	2,769,671
UL Solutions, Inc. Class A (b)	14,815	1,509,056
Upwork, Inc. (a) (b)	26,197	219,007
Verisk Analytics, Inc.	23,561	4,229,906
Verra Mobility Corp. (a)	28,866	122,680
		60,548,135
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
AGNT, Inc. (b)	15,225	82,367
CBRE Group, Inc. Class A (a)	56,558	7,617,797
CoStar Group, Inc. (a)	82,473	2,335,635
Cushman & Wakefield Ltd. (a)	34,531	462,370
Jones Lang LaSalle, Inc. (a)	9,958	3,086,482
Marcus & Millichap, Inc.	5,167	161,056
St. Joe Co.	6,573	411,667
		14,157,374
RESIDENTIAL REITs — 0.2%
American Homes 4 Rent Class A REIT	63,888	2,141,526
AvalonBay Communities, Inc. REIT	27,641	5,215,580
Camden Property Trust REIT	20,602	2,358,723
Centerspace REIT (b)	1,668	93,725
See accompanying notes to financial statements.
58

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Equity LifeStyle Properties, Inc. REIT	35,848	$2,310,403
Equity Residential REIT	68,715	4,667,810
Essex Property Trust, Inc. REIT	12,632	3,683,365
Independence Realty Trust, Inc. REIT	47,988	800,920
Invitation Homes, Inc. REIT	114,966	3,473,123
Mid-America Apartment Communities, Inc. REIT	23,293	3,236,329
NexPoint Residential Trust, Inc. REIT	3,749	104,672
UDR, Inc. REIT	60,042	2,396,877
		30,483,053
RETAIL REITs — 0.3%
Acadia Realty Trust REIT	18,819	393,505
Agree Realty Corp. REIT (b)	20,463	1,549,868
Brixmor Property Group, Inc. REIT	60,245	1,899,525
Curbline Properties Corp. REIT (b)	16,252	494,061
Federal Realty Investment Trust REIT	14,640	1,807,162
Getty Realty Corp. REIT (b)	7,805	260,375
InvenTrust Properties Corp. REIT	24,391	863,441
Kimco Realty Corp. REIT	134,883	3,419,284
Kite Realty Group Trust REIT (b)	44,311	1,257,546
Macerich Co. REIT	43,934	1,106,697
NETSTREIT Corp. (b)	18,876	398,850
NNN REIT, Inc.	35,663	1,659,399
Phillips Edison & Co., Inc. REIT	23,832	991,888
Realty Income Corp. REIT	165,773	10,271,295
Regency Centers Corp. REIT	33,454	2,667,622
Saul Centers, Inc. REIT (b)	3,421	127,911
Simon Property Group, Inc. REIT	59,648	13,340,275
Tanger, Inc. REIT	20,984	828,239
Urban Edge Properties REIT	23,584	539,602
Whitestone REIT	8,605	163,151
		44,039,696
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 18.0%
ACM Research, Inc. Class A (a)	10,281	1,304,556
Advanced Micro Devices, Inc. (a)	315,782	183,440,922
Allegro MicroSystems, Inc. (a) (b)	14,964	1,041,794
Alpha & Omega Semiconductor Ltd. (a)	4,569	216,251
Amkor Technology, Inc.	21,293	1,836,095
Analog Devices, Inc.	94,622	37,581,020
Applied Materials, Inc.	153,433	110,932,059
Axcelis Technologies, Inc. (a)	6,514	1,234,077
Broadcom, Inc.	918,764	347,063,101
Cirrus Logic, Inc. (a)	11,676	1,734,236
Cohu, Inc. (a) (b)	8,323	615,153
Diodes, Inc. (a)	7,730	845,971
Enphase Energy, Inc. (a)	26,785	1,318,893
Security Description	Shares	Value
Entegris, Inc.	29,980	$5,392,203
First Solar, Inc. (a)	21,427	5,055,915
FormFactor, Inc. (a)	15,419	2,465,961
Ichor Holdings Ltd. (a)	4,225	474,383
Impinj, Inc. (a) (b)	3,570	511,331
Intel Corp. (a)	913,965	127,616,933
KLA Corp.	252,070	76,052,040
Kulicke & Soffa Industries, Inc.	12,292	1,644,178
Lam Research Corp.	241,745	104,755,361
Lattice Semiconductor Corp. (a)	27,148	4,152,558
MACOM Technology Solutions Holdings, Inc. (a)	10,212	3,884,338
Marvell Technology, Inc.	169,886	50,607,341
MaxLinear, Inc. (a)	14,324	1,833,902
Microchip Technology, Inc.	106,659	9,727,301
Micron Technology, Inc.	218,824	252,586,355
MKS, Inc.	11,014	4,899,027
Monolithic Power Systems, Inc.	9,510	13,146,244
NVIDIA Corp.	4,699,953	940,413,596
NXP Semiconductors NV	48,297	13,572,906
ON Semiconductor Corp. (a)	72,310	6,836,187
Onto Innovation, Inc. (a)	9,131	3,455,627
PDF Solutions, Inc. (a) (b)	6,237	441,517
Penguin Solutions, Inc. (a) (b)	6,949	528,193
Photronics, Inc. (a) (b)	12,983	422,337
Power Integrations, Inc. (b)	10,588	886,851
Qnity Electronics, Inc.	42,935	7,011,715
Qorvo, Inc. (a)	19,260	1,796,380
QUALCOMM, Inc.	204,422	37,775,141
Rambus, Inc. (a)	23,292	3,091,780
Semtech Corp. (a)	13,527	2,189,345
Silicon Laboratories, Inc. (a)	6,358	1,389,604
SiTime Corp. (a)	2,966	2,211,331
Skyworks Solutions, Inc.	32,911	2,231,366
SolarEdge Technologies, Inc. (a) (b)	10,616	620,399
Synaptics, Inc. (a)	7,568	940,173
Teradyne, Inc.	30,824	14,913,884
Texas Instruments, Inc.	177,240	52,829,927
Ultra Clean Holdings, Inc. (a) (b)	7,864	1,121,328
Universal Display Corp.	8,821	763,810
Veeco Instruments, Inc. (a)	10,234	775,737
		2,450,188,633
SOFTWARE — 7.1%
A10 Networks, Inc.	12,582	470,063
ACI Worldwide, Inc. (a)	23,237	1,168,589
Adeia, Inc. (b)	19,671	647,766
Adobe, Inc. (a)	79,299	16,257,881
Agilysys, Inc. (a) (b)	3,624	378,708
Alarm.com Holdings, Inc. (a)	8,567	400,250
Appfolio, Inc. Class A (a) (b)	4,275	685,496
AppLovin Corp. Class A (a)	51,520	26,544,650
Autodesk, Inc. (a)	42,753	8,312,038
Bentley Systems, Inc. Class B (b)	29,370	877,869
Bill Holdings, Inc. (a)	18,830	680,893
See accompanying notes to financial statements.
59

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Blackbaud, Inc. (a) (b)	9,676	$286,603
BlackLine, Inc. (a)	10,041	281,851
Box, Inc. Class A (a)	28,701	761,725
Cadence Design Systems, Inc. (a)	54,414	20,422,662
Cleanspark, Inc. (a) (b)	55,192	803,044
Clear Secure, Inc. Class A	11,410	635,879
Commvault Systems, Inc. (a)	9,703	1,375,206
Crowdstrike Holdings, Inc. Class A (a)	49,346	37,657,906
Datadog, Inc. Class A (a)	63,400	16,506,824
Docusign, Inc. (a)	40,557	1,801,542
Dolby Laboratories, Inc. Class A	12,028	632,432
Dropbox, Inc. Class A (a)	27,019	742,212
Dynatrace, Inc. (a)	49,282	2,163,973
Fair Isaac Corp. (a)	4,892	5,844,864
Fortinet, Inc. (a)	119,846	18,410,742
Gen Digital, Inc.	116,791	2,906,928
Guidewire Software, Inc. (a)	16,740	2,059,857
InterDigital, Inc. (b)	6,088	1,723,695
Intuit, Inc.	54,926	14,335,686
Life360, Inc. (a) (b)	260	14,394
LiveRamp Holdings, Inc. (a)	13,206	497,074
Manhattan Associates, Inc. (a)	12,515	1,742,714
MARA Holdings, Inc. (a) (b)	47,770	663,525
Microsoft Corp.	1,441,480	537,700,870
N-able, Inc. (a) (b)	13,890	50,976
NCR Voyix Corp. (a) (b)	26,804	218,989
Nutanix, Inc. Class A (a)	52,900	2,695,784
Oracle Corp.	330,403	48,420,560
Palantir Technologies, Inc. Class A (a)	448,292	52,302,228
Palo Alto Networks, Inc. (a)	156,249	53,284,034
Pegasystems, Inc. (b)	17,708	530,709
Pivotal Software, Inc. (a) (d)	11,498	—
Progress Software Corp. (a) (b)	9,382	315,048
PTC, Inc. (a)	23,908	2,716,188
Q2 Holdings, Inc. (a)	12,256	589,514
Qualys, Inc. (a)	6,529	897,672
RingCentral, Inc. Class A (b)	15,040	586,259
Roper Technologies, Inc.	18,572	6,284,579
Salesforce, Inc.	156,600	24,532,956
ServiceNow, Inc. (a)	196,642	19,522,618
Sprinklr, Inc. Class A (a)	21,658	111,755
SPS Commerce, Inc. (a)	6,781	387,670
Synopsys, Inc. (a)	36,234	16,162,900
Teradata Corp. (a) (b)	21,093	730,872
Trimble, Inc. (a)	50,485	2,583,822
Tyler Technologies, Inc. (a)	8,284	2,422,739
UiPath, Inc. Class A (a) (b)	82,776	899,775
Workday, Inc. Class A (a)	42,272	5,174,938
		967,818,996
SPECIALIZED REITs — 0.7%
American Tower Corp. REIT	88,562	14,486,087
Crown Castle, Inc. REIT	86,437	6,545,874
CubeSmart REIT	45,335	1,802,973
Security Description	Shares	Value
Digital Realty Trust, Inc. REIT	61,177	$10,986,166
EPR Properties REIT	14,981	869,048
Equinix, Inc. REIT	18,727	19,520,838
Extra Space Storage, Inc. REIT	41,353	6,008,591
Four Corners Property Trust, Inc. REIT	15,413	378,389
Gaming & Leisure Properties, Inc. REIT	53,153	2,366,903
Iron Mountain, Inc. REIT	57,935	7,317,770
Lamar Advertising Co. Class A REIT	17,792	2,775,196
Millrose Properties, Inc. REIT	27,065	813,303
National Storage Affiliates Trust REIT	15,366	683,326
Outfront Media, Inc. REIT	22,807	747,157
Public Storage REIT	31,568	10,048,410
Rayonier, Inc. REIT (b)	56,833	1,209,406
Safehold, Inc. REIT (b)	6,906	108,424
SBA Communications Corp. REIT	21,695	3,828,300
VICI Properties, Inc. REIT	205,189	5,447,781
Weyerhaeuser Co. REIT	148,166	3,547,094
		99,491,036
SPECIALTY RETAIL — 1.6%
Abercrombie & Fitch Co. Class A (a)	10,093	908,471
Academy Sports & Outdoors, Inc. (b)	16,855	794,376
Advance Auto Parts, Inc. (b)	13,155	818,504
American Eagle Outfitters, Inc.	32,167	553,272
Asbury Automotive Group, Inc. (a)	3,717	747,414
AutoNation, Inc. (a)	5,554	1,031,878
AutoZone, Inc. (a)	3,228	10,316,494
Bath & Body Works, Inc.	46,988	1,086,832
Best Buy Co., Inc.	40,296	3,057,660
Boot Barn Holdings, Inc. (a) (b)	4,381	719,667
Buckle, Inc.	5,879	248,094
Burlington Stores, Inc. (a)	12,892	4,084,186
CarMax, Inc. (a)	32,780	1,733,734
Carvana Co. (a)	135,654	8,928,746
Chewy, Inc. Class A (a)	33,560	659,454
Dick's Sporting Goods, Inc. (b)	14,486	3,285,570
Five Below, Inc. (a)	11,241	2,021,019
Floor & Decor Holdings, Inc. Class A (a) (b)	21,354	1,267,573
GameStop Corp. Class A (a)	89,535	1,976,933
Gap, Inc.	42,466	793,265
Group 1 Automotive, Inc. (b)	2,854	830,999
Home Depot, Inc.	192,259	67,805,904
Lithia Motors, Inc. (b)	5,791	1,682,228
Lowe's Cos., Inc.	109,199	24,077,288
MarineMax, Inc. (a) (b)	3,494	127,950
Murphy USA, Inc.	3,368	1,814,914
National Vision Holdings, Inc. (a) (b)	16,241	308,741
See accompanying notes to financial statements.
60

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
O'Reilly Automotive, Inc. (a)	159,235	$14,663,951
Penske Automotive Group, Inc. (b)	4,524	809,570
RH (a)	3,127	515,111
Ross Stores, Inc.	62,003	13,197,339
Sally Beauty Holdings, Inc. (a) (b)	25,242	356,922
Signet Jewelers Ltd. (b)	10,166	876,309
Sonic Automotive, Inc. Class A (b)	4,367	370,278
TJX Cos., Inc.	216,735	32,835,353
Tractor Supply Co.	108,498	3,429,622
Ulta Beauty, Inc. (a)	8,327	3,755,310
Upbound Group, Inc. (b)	8,257	175,214
Urban Outfitters, Inc. (a) (b)	13,129	930,321
Valvoline, Inc. (a)	27,422	1,084,266
Victoria's Secret & Co. (a)	15,592	1,301,620
Warby Parker, Inc. Class A (a)	30,687	931,044
Williams-Sonoma, Inc.	22,374	5,215,379
Winmark Corp. (b)	560	236,925
		222,365,700
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.6%
Apple, Inc.	2,850,081	824,699,438
Corsair Gaming, Inc. (a)	7,080	68,463
Dell Technologies, Inc. Class C	55,932	24,132,421
Diebold Nixdorf, Inc. (a) (b)	6,846	582,047
Everpure, Inc. Class A (a)	59,081	4,654,992
Hewlett Packard Enterprise Co.	258,066	11,641,357
HP, Inc.	175,985	3,861,111
NetApp, Inc.	37,946	5,872,523
Sandisk Corp. (a)	28,578	64,978,656
Seagate Technology Holdings PLC	43,517	41,993,905
Super Micro Computer, Inc. (a)	93,418	2,739,950
Western Digital Corp.	66,889	42,723,342
		1,027,948,205
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Capri Holdings Ltd. (a)	23,435	435,188
Carter's, Inc.	8,517	350,560
Columbia Sportswear Co. (b)	6,306	389,837
Crocs, Inc. (a)	6,954	838,931
Deckers Outdoor Corp. (a)	29,788	2,957,650
G-III Apparel Group Ltd.	9,714	327,459
Kontoor Brands, Inc. (b)	9,368	780,729
Lululemon Athletica, Inc. (a)	22,987	2,624,656
NIKE, Inc. Class B	235,702	9,675,567
PVH Corp. (b)	11,916	884,882
Ralph Lauren Corp.	8,140	3,267,477
Steven Madden Ltd.	15,535	654,023
Tapestry, Inc.	37,611	5,505,498
Under Armour, Inc. Class A (a) (b)	39,561	252,795
Under Armour, Inc. Class C (a) (b)	37,921	235,869
Security Description	Shares	Value
VF Corp.	64,390	$1,074,025
Wolverine World Wide, Inc.	15,998	264,447
		30,519,593
TOBACCO — 0.6%
Altria Group, Inc.	323,984	23,310,649
Philip Morris International, Inc.	302,546	54,733,597
Universal Corp. (b)	3,926	204,819
		78,249,065
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	8,125	2,747,469
Boise Cascade Co.	7,719	599,226
Core & Main, Inc. Class A (a)	26,228	1,265,501
DNOW, Inc. (a)	16,097	208,778
DXP Enterprises, Inc. (a) (b)	3,147	531,025
Fastenal Co.	229,061	11,001,800
GATX Corp.	6,666	1,181,148
MSC Industrial Direct Co., Inc. Class A	9,257	1,101,120
Rush Enterprises, Inc. Class A	12,252	894,212
United Rentals, Inc.	11,821	13,391,893
Watsco, Inc. (b)	6,436	2,682,074
WESCO International, Inc.	9,089	3,139,613
WW Grainger, Inc.	8,319	11,317,168
		50,061,027
WATER UTILITIES — 0.1%
American States Water Co.	7,120	588,326
American Water Works Co., Inc.	39,096	5,144,252
California Water Service Group	10,708	520,944
Essential Utilities, Inc.	46,079	1,765,286
H2O America (b)	7,316	444,593
Middlesex Water Co. (b)	3,324	186,676
		8,650,077
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc. (b)	20,894	773,287
T-Mobile U.S., Inc.	91,476	15,343,269
		16,116,556
TOTAL COMMON STOCKS (Cost $8,091,581,676)		13,570,710,299
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (e) (f)	8,414,520	8,414,520
See accompanying notes to financial statements.
61

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (g)	48,065,616	$48,065,616
TOTAL SHORT-TERM INVESTMENTS (Cost $56,480,136)		56,480,136
TOTAL INVESTMENTS — 100.3% (Cost $8,148,061,812)		13,627,190,435
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(45,030,063)
NET ASSETS — 100.0%		$13,582,160,372

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $0,
representing 0.00% of the Fund's net assets.

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2026.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	46	09/18/2026	$17,540,606	$17,360,975	$(179,631)
During the year ended June 30, 2026, the average notional value related to futures contracts was $18,331,345.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,570,709,308	$991	$0 (a)	$13,570,710,299
Short-Term Investments	56,480,136	—	—	56,480,136
TOTAL INVESTMENTS	$13,627,189,444	$991	$0	$13,627,190,435
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(179,631)	$—	$—	$(179,631)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(179,631)	$—	$—	$(179,631)

(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2026.
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Corp.	52,298	$5,561,369	$817,834	$328,490	$136,890	$3,309,149	55,995	$9,496,752	$176,439
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,895,807	5,895,807	204,466,047	201,947,334	—	—	8,414,520	8,414,520	624,842
State Street Navigator Securities Lending Portfolio II	64,979,135	64,979,135	680,454,646	697,368,165	—	—	48,065,616	48,065,616	191,355
Total		$76,436,311	$885,738,527	$899,643,989	$136,890	$3,309,149		$65,976,888	$992,636
See accompanying notes to financial statements.
62

STATE STREET SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.8%
General Dynamics Corp.	147	$52,073
Honeywell Aerospace, Inc. (a)	177	39,131
Huntington Ingalls Industries, Inc.	22	6,158
L3Harris Technologies, Inc.	104	30,221
Lockheed Martin Corp.	117	59,607
Northrop Grumman Corp.	82	41,764
		228,954
AIR FREIGHT & LOGISTICS — 0.7%
CH Robinson Worldwide, Inc.	59	11,112
FedEx Corp.	107	33,505
United Parcel Service, Inc. Class B	375	40,312
		84,929
AUTO COMPONENTS — 0.1%
Gentex Corp.	266	6,722
LCI Industries (b)	31	3,282
		10,004
AUTOMOBILES — 0.0% *
Thor Industries, Inc. (b)	66	4,961
BANKS — 8.7%
Associated Banc-Corp.	268	8,246
Atlantic Union Bankshares Corp.	238	10,070
Bank of Hawaii Corp.	67	5,460
Bank OZK	173	9,012
BankUnited, Inc.	126	6,105
Cathay General Bancorp	111	6,881
Citizens Financial Group, Inc.	690	48,348
Columbia Banking System, Inc.	492	15,769
Community Financial System, Inc.	87	5,839
Cullen/Frost Bankers, Inc.	107	16,534
CVB Financial Corp.	215	4,848
Fifth Third Bancorp	1,446	81,511
First BanCorp	244	6,361
First Financial Bancorp	174	5,886
First Financial Bankshares, Inc.	210	7,266
First Hawaiian, Inc.	199	5,831
First Horizon Corp.	791	20,281
First Interstate BancSystem, Inc. Class A	152	5,861
FNB Corp.	598	11,410
Fulton Financial Corp.	315	7,620
Glacier Bancorp, Inc.	207	10,677
Hancock Whitney Corp.	135	10,087
Home BancShares, Inc.	324	9,250
Huntington Bancshares, Inc.	3,308	58,651
Independent Bank Corp.	85	7,116
KeyCorp	1,502	34,621
M&T Bank Corp.	253	60,217
NBT Bancorp, Inc.	87	4,295
Old National Bancorp	570	14,763
Park National Corp.	27	4,941
PNC Financial Services Group, Inc.	654	161,028
Prosperity Bancshares, Inc.	172	12,561
Security Description	Shares	Value
Provident Financial Services, Inc.	218	$5,153
Regions Financial Corp.	1,413	42,673
Renasant Corp.	152	6,466
Simmons First National Corp. Class A	234	5,300
Southstate Bank Corp.	164	16,384
Truist Financial Corp.	2,008	100,039
Trustmark Corp.	98	4,509
U.S. Bancorp	2,523	152,389
United Bankshares, Inc.	234	10,724
United Community Banks, Inc.	202	7,088
Valley National Bancorp	775	11,354
WaFd, Inc.	120	4,604
Webster Financial Corp.	274	20,939
Zions Bancorp NA	242	16,744
		1,081,712
BEVERAGES — 1.0%
Brown-Forman Corp. Class B	106	2,825
PepsiCo, Inc.	927	125,516
		128,341
BIOTECHNOLOGY — 2.7%
AbbVie, Inc.	750	188,730
Amgen, Inc.	219	79,304
Gilead Sciences, Inc.	517	65,318
		333,352
BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	62	3,889
Allegion PLC	48	6,743
Carlisle Cos., Inc.	21	7,618
Johnson Controls International PLC	314	45,879
Masco Corp.	101	8,218
Owens Corning	40	6,358
UFP Industries, Inc.	31	2,813
		81,518
CAPITAL MARKETS — 1.2%
Cohen & Steers, Inc.	44	3,350
Federated Hermes, Inc.	131	7,234
Franklin Resources, Inc.	471	15,670
Jefferies Financial Group, Inc.	253	12,645
State Street Corp. (c)	406	68,858
T. Rowe Price Group, Inc.	351	39,905
Virtu Financial, Inc. Class A	130	7,744
		155,406
CHEMICALS — 1.6%
Air Products & Chemicals, Inc.	273	80,038
Ashland, Inc.	55	3,624
Avient Corp.	108	3,992
Cabot Corp.	64	5,812
CF Industries Holdings, Inc.	206	22,302
Eastman Chemical Co.	149	9,980
Mosaic Co.	414	8,773
NewMarket Corp.	10	7,912
Olin Corp.	154	3,052
PPG Industries, Inc.	267	32,384
See accompanying notes to financial statements.
63

STATE STREET SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
RPM International, Inc.	147	$16,339
Scotts Miracle-Gro Co.	52	3,542
Westlake Corp.	42	3,066
		200,816
COMMERCIAL SERVICES & SUPPLIES — 0.4%
ABM Industries, Inc.	31	1,371
HNI Corp.	34	1,374
MSA Safety, Inc.	19	3,317
Waste Management, Inc.	209	46,582
		52,644
COMMUNICATIONS EQUIPMENT — 9.0%
Cisco Systems, Inc.	8,183	961,175
Motorola Solutions, Inc.	387	160,717
		1,121,892
CONSUMER FINANCE — 0.2%
Ally Financial, Inc.	426	19,575
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.3%
Target Corp.	280	36,571
CONTAINERS & PACKAGING — 0.7%
Amcor PLC (b)	553	23,972
Avery Dennison Corp.	97	15,748
Graphic Packaging Holding Co.	372	3,932
Packaging Corp. of America	111	26,449
Silgan Holdings, Inc.	103	4,778
Sonoco Products Co. (b)	116	6,537
		81,416
DISTRIBUTORS — 0.2%
Genuine Parts Co.	162	19,113
Pool Corp.	36	7,736
		26,849
DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	158	6,017
Strategic Education, Inc.	29	2,222
		8,239
DIVERSIFIED TELECOMMUNICATION SERVICES — 7.5%
Comcast Corp. Class A	11,907	292,317
Verizon Communications, Inc.	15,351	649,961
		942,278
ELECTRIC UTILITIES — 1.7%
Duke Energy Corp.	446	56,455
Edison International	222	16,528
Evergy, Inc.	129	11,149
Eversource Energy	214	15,466
Exelon Corp.	596	27,786
FirstEnergy Corp.	299	14,214
Security Description	Shares	Value
OGE Energy Corp.	117	$5,693
Pinnacle West Capital Corp.	66	7,062
Portland General Electric Co.	65	3,369
Southern Co.	636	60,872
		218,594
ELECTRICAL EQUIPMENT — 1.3%
Eaton Corp. PLC	186	79,259
Emerson Electric Co.	278	39,796
Hubbell, Inc.	26	13,603
Rockwell Automation, Inc.	54	26,734
		159,392
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.6%
Avnet, Inc.	160	14,211
CDW Corp.	266	37,410
Corning, Inc.	1,537	392,596
Vishay Intertechnology, Inc.	197	10,595
		454,812
FINANCIAL SERVICES — 0.3%
HA Sustainable Infrastructure Capital, Inc. (b)	204	7,966
Radian Group, Inc.	224	8,438
Voya Financial, Inc.	152	13,760
Walker & Dunlop, Inc.	54	2,954
Western Union Co. (b)	514	3,958
		37,076
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	337	25,747
Campbell's Co. (b)	141	3,140
Conagra Brands, Inc.	345	4,644
General Mills, Inc.	382	13,294
Hormel Foods Corp.	209	5,187
J.M. Smucker Co.	72	8,100
Lamb Weston Holdings, Inc.	88	3,800
Mondelez International, Inc. Class A	886	51,246
Tyson Foods, Inc. Class A	188	10,763
		125,921
GAS UTILITIES — 0.1%
New Jersey Resources Corp.	55	3,082
ONE Gas, Inc.	33	2,543
Spire, Inc.	33	2,577
UGI Corp.	118	4,076
		12,278
GROUND TRANSPORTATION — 1.4%
CSX Corp.	964	45,819
Knight-Swift Transportation Holdings, Inc.	79	6,152
Norfolk Southern Corp.	117	36,807
Ryder System, Inc.	19	5,011
Union Pacific Corp.	314	85,408
See accompanying notes to financial statements.
64

STATE STREET SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Werner Enterprises, Inc.	29	$1,265
		180,462
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Abbott Laboratories	768	69,688
Becton Dickinson & Co.	114	17,252
Medtronic PLC	540	42,244
		129,184
HEALTH CARE PROVIDERS & SERVICES — 1.9%
Cigna Group	101	27,844
CVS Health Corp.	471	48,725
Elevance Health, Inc.	79	30,551
Quest Diagnostics, Inc.	42	8,902
UnitedHealth Group, Inc.	284	118,039
		234,061
HEALTH CARE REITs — 0.1%
Omega Healthcare Investors, Inc. REIT	290	13,827
HOTELS, RESTAURANTS & LEISURE — 3.1%
McDonald's Corp.	931	251,659
Starbucks Corp.	1,326	135,504
		387,163
HOUSEHOLD PRODUCTS — 0.3%
Clorox Co.	85	8,112
Kimberly-Clark Corp.	223	24,479
		32,591
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% *
AES Corp.	382	5,600
INDUSTRIAL CONGLOMERATES — 0.3%
Honeywell International, Inc.	177	39,630
INDUSTRIAL REITs — 0.1%
Rexford Industrial Realty, Inc. REIT	211	7,069
INSURANCE — 2.4%
American Financial Group, Inc.	120	16,793
Everest Group Ltd.	67	23,934
Fidelity National Financial, Inc.	412	19,430
First American Financial Corp.	162	11,112
Kemper Corp.	96	2,588
Lincoln National Corp.	289	10,216
MetLife, Inc.	888	75,134
Old Republic International Corp.	375	15,345
Principal Financial Group, Inc.	329	35,460
Prudential Financial, Inc.	623	67,240
Unum Group	250	22,350
		299,602
IT SERVICES — 6.6%
Accenture PLC Class A	1,505	187,282
Security Description	Shares	Value
Cognizant Technology Solutions Corp. Class A	1,159	$44,888
International Business Machines Corp.	2,122	596,728
		828,898
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	71	5,981
Polaris, Inc.	60	4,106
		10,087
LEISURE PRODUCTS — 0.1%
Hasbro, Inc.	173	14,288
MACHINERY — 1.9%
Cummins, Inc.	64	45,645
Deere & Co.	133	84,366
Donaldson Co., Inc.	61	5,476
Graco, Inc.	88	6,654
IDEX Corp.	38	8,624
Illinois Tool Works, Inc.	138	37,325
Kennametal, Inc.	39	1,367
Lincoln Electric Holdings, Inc.	29	7,700
Nordson Corp.	27	8,146
Oshkosh Corp.	34	5,218
Snap-on, Inc.	27	10,865
Stanley Black & Decker, Inc.	79	7,435
Timken Co.	32	4,650
Toro Co.	53	5,163
Trinity Industries, Inc.	46	1,591
		240,225
MEDIA — 0.6%
Omnicom Group, Inc.	1,016	73,995
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Starwood Property Trust, Inc. REIT (b)	581	9,517
MULTI-UTILITIES — 0.6%
Avista Corp.	45	1,841
Black Hills Corp.	39	2,901
Consolidated Edison, Inc.	208	23,011
DTE Energy Co.	116	17,675
Northwestern Energy Group, Inc.	32	2,292
WEC Energy Group, Inc.	182	21,252
		68,972
OFFICE REITs — 0.1%
Cousins Properties, Inc. REIT	158	4,737
Highwoods Properties, Inc. REIT	101	3,046
Kilroy Realty Corp. REIT	99	3,710
		11,493
OIL, GAS & CONSUMABLE FUELS — 3.6%
Chevron Corp.	617	102,274
ConocoPhillips	398	41,376
See accompanying notes to financial statements.
65

STATE STREET SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
EOG Resources, Inc.	175	$22,703
Exxon Mobil Corp.	1,419	194,006
Kinder Morgan, Inc.	615	19,661
ONEOK, Inc.	199	17,301
Phillips 66 Co.	136	22,991
Williams Cos., Inc.	373	27,729
		448,041
PERSONAL CARE PRODUCTS — 0.2%
Kenvue, Inc.	1,286	24,575
PHARMACEUTICALS — 4.1%
Bristol-Myers Squibb Co.	829	47,767
Johnson & Johnson	1,042	264,637
Merck & Co., Inc.	1,062	136,467
Perrigo Co. PLC	50	520
Pfizer, Inc.	2,330	56,106
Zoetis, Inc.	168	12,072
		517,569
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	221	49,493
Booz Allen Hamilton Holding Corp.	64	3,883
Broadridge Financial Solutions, Inc.	64	8,765
Exponent, Inc.	26	1,528
Genpact Ltd.	87	2,392
KBR, Inc.	70	2,417
Korn Ferry	27	1,798
Maximus, Inc.	28	1,505
Paychex, Inc.	174	17,109
Robert Half, Inc. (b)	48	1,474
Science Applications International Corp.	24	2,650
		93,014
RESIDENTIAL REITs — 0.4%
Equity Residential REIT	338	22,960
Mid-America Apartment Communities, Inc. REIT	117	16,256
UDR, Inc. REIT	298	11,896
		51,112
RETAIL REITs — 0.6%
Federal Realty Investment Trust REIT	77	9,505
NNN REIT, Inc.	185	8,608
Realty Income Corp. REIT	904	56,012
		74,125
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.4%
Analog Devices, Inc.	992	393,993
Kulicke & Soffa Industries, Inc.	98	13,108
Microchip Technology, Inc.	1,032	94,118
NXP Semiconductors NV	529	148,665
Power Integrations, Inc.	101	8,460
QUALCOMM, Inc.	2,428	448,670
Skyworks Solutions, Inc.	321	21,764
Security Description	Shares	Value
Texas Instruments, Inc.	1,810	$539,507
Universal Display Corp.	98	8,486
		1,676,771
SOFTWARE — 0.3%
Dolby Laboratories, Inc. Class A	135	7,098
Gen Digital, Inc.	1,245	30,988
		38,086
SPECIALIZED REITs — 1.0%
CubeSmart REIT	217	8,630
Extra Space Storage, Inc. REIT	199	28,915
Four Corners Property Trust, Inc. REIT	106	2,602
Millrose Properties, Inc. REIT	144	4,327
National Storage Affiliates Trust REIT	64	2,846
Public Storage REIT	143	45,519
VICI Properties, Inc. REIT	1,056	28,037
		120,876
SPECIALTY RETAIL — 4.9%
Best Buy Co., Inc.	238	18,060
Dick's Sporting Goods, Inc.	73	16,557
Home Depot, Inc.	1,207	425,685
Lowe's Cos., Inc.	670	147,728
		608,030
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.8%
Hewlett Packard Enterprise Co.	2,628	118,549
HP, Inc.	1,997	43,814
NetApp, Inc.	433	67,011
		229,374
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
NIKE, Inc. Class B	1,716	70,442
TOBACCO — 2.3%
Altria Group, Inc.	1,154	83,030
Philip Morris International, Inc.	1,135	205,333
		288,363
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Fastenal Co.	638	30,643
GATX Corp. (b)	17	3,012
MSC Industrial Direct Co., Inc. Class A	24	2,855
Rush Enterprises, Inc. Class A	30	2,189
Watsco, Inc.	16	6,668
		45,367
WATER UTILITIES — 0.0% *
Essential Utilities, Inc.	160	6,130
TOTAL COMMON STOCKS (Cost $10,846,775)		12,486,069

See accompanying notes to financial statements.
66

STATE STREET SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	19,974	$19,974
State Street Navigator Securities Lending Portfolio II (c) (f)	62,127	62,127
TOTAL SHORT-TERM INVESTMENTS (Cost $82,101)		82,101
TOTAL INVESTMENTS — 100.5% (Cost $10,928,876)		12,568,170
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(64,261)
NET ASSETS — 100.0%		$12,503,909

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,486,069	$—	$—	$12,486,069
Short-Term Investments	82,101	—	—	82,101
TOTAL INVESTMENTS	$12,568,170	$—	$—	$12,568,170
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Corp.	302	$32,115	$40,636	$28,881	$10,157	$14,831	406	$68,858	$1,107
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,991	9,991	571,298	561,315	—	—	19,974	19,974	851
State Street Navigator Securities Lending Portfolio II	16,599	16,599	1,673,406	1,627,878	—	—	62,127	62,127	83
Total		$58,705	$2,285,340	$2,218,074	$10,157	$14,831		$150,959	$2,041
See accompanying notes to financial statements.
67

STATE STREET SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 100.0%
AAR Corp. (a) (b)	1,193,657	$170,609,395
AeroVironment, Inc. (a) (b)	962,882	158,942,932
Archer Aviation, Inc. Class A (a) (b)	32,972,474	155,959,802
Astronics Corp. (a)	1,320,332	107,290,178
Astronics Corp. Class B (a) (b)	329,971	25,077,796
ATI, Inc. (a)	908,061	178,978,823
Axon Enterprise, Inc. (a)	372,015	208,555,329
Beta Technologies, Inc. Class A (a) (b)	1,668,445	27,946,454
Boeing Co. (a)	796,703	172,462,298
BWX Technologies, Inc. (b)	909,897	177,111,451
Cadre Holdings, Inc. (b)	1,230,693	35,087,057
Carpenter Technology Corp.	318,345	196,367,930
Curtiss-Wright Corp.	231,581	175,482,819
Ducommun, Inc. (a)	496,489	91,954,728
Firefly Aerospace, Inc. (a) (b)	2,100,072	61,742,117
FTAI Aviation Ltd.	737,558	199,531,566
General Dynamics Corp.	488,202	172,940,677
General Electric Co.	522,452	195,255,986
HEICO Corp.	518,919	184,833,759
Hexcel Corp. (b)	1,818,401	181,949,204
Howmet Aerospace, Inc.	667,405	179,438,508
Huntington Ingalls Industries, Inc.	575,905	161,190,050
Intuitive Machines, Inc. (a) (b)	6,275,146	134,225,373
Karman Holdings, Inc. (a) (b)	3,630,063	181,212,745
Kratos Defense & Security Solutions, Inc. (a)	3,037,412	151,445,362
L3Harris Technologies, Inc.	549,541	159,691,119
Leonardo DRS, Inc.	3,004,354	128,195,785
Loar Holdings, Inc. (a) (b)	1,625,313	131,016,481
Lockheed Martin Corp.	317,153	161,576,767
Mercury Systems, Inc. (a) (b)	1,188,665	145,409,389
Moog, Inc. Class A	435,743	184,685,314
National Presto Industries, Inc.	238,991	29,871,485
Northrop Grumman Corp.	307,137	156,427,946
Park Aerospace Corp.	665,943	25,412,385
Red Cat Holdings, Inc. (a) (b) (c)	8,074,886	85,997,536
Redwire Corp. (a) (b)	8,459,480	103,459,440
Rocket Lab Corp. (a)	1,585,063	161,121,654
RTX Corp.	938,565	178,073,937
Satellogic, Inc. Class A (a)	5,461,247	31,238,333
StandardAero, Inc. (a) (b)	6,722,284	201,063,514
Textron, Inc.	1,823,180	167,240,301
Security Description	Shares	Value
TransDigm Group, Inc.	137,344	$182,947,702
V2X, Inc. (a)	907,846	67,688,998
Virgin Galactic Holdings, Inc. (a) (b) (c)	6,071,680	17,547,155
Voyager Technologies, Inc. Class A (a) (b)	708,126	22,837,064
VSE Corp. (b)	961,491	219,700,694
Woodward, Inc.	453,375	192,883,860
York Space Systems, Inc. (a) (b)	1,039,642	25,595,986
TOTAL COMMON STOCKS (Cost $5,514,400,409)		6,465,275,184
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	4,360,752	4,360,752
State Street Navigator Securities Lending Portfolio II (f) (g)	192,333,363	192,333,363
TOTAL SHORT-TERM INVESTMENTS (Cost $196,694,115)		196,694,115
TOTAL INVESTMENTS — 103.0% (Cost $5,711,094,524)		6,661,969,299
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(193,662,990)
NET ASSETS — 100.0%		$6,468,306,309

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
These securities are affiliated investments as a result of the
Fund owning 5% or more of the entity’s outstanding shares.
Amounts related to these investments during the year
ended June 30, 2026 are shown in the Affiliate Table below.

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
68

STATE STREET SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,465,275,184	$—	$—	$6,465,275,184
Short-Term Investments	196,694,115	—	—	196,694,115
TOTAL INVESTMENTS	$6,661,969,299	$—	$—	$6,661,969,299
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
Astronics Corp.	846,397	$28,337,372	$90,029,202	$82,403,817	$19,250,096	$— *	—	$— *	$—
Red Cat Holdings, Inc.	—	—	94,744,291	10,887,658	(469,360)	2,610,263	8,074,886	85,997,536	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,021,423	3,021,423	133,852,922	132,513,593	—	—	4,360,752	4,360,752	147,354
State Street Navigator Securities Lending Portfolio II	195,032,392	195,032,392	3,839,543,511	3,842,242,540	—	—	192,333,363	192,333,363	1,195,786
Virgin Galactic Holdings, Inc.	—	—	21,736,402	55,945	(6,097)	(4,127,205)	6,071,680	17,547,155	—
Total		$226,391,187	$4,179,906,328	$4,068,103,553	$18,774,639	$(1,516,942)		$300,238,806	$1,343,140

(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at year ended June 30, 2026.
*	As of June 30, 2026, no longer an affiliate.
See accompanying notes to financial statements.
69

STATE STREET SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 86.0%
Ameris Bancorp (a)	162,488	$14,666,167
Associated Banc-Corp.	491,447	15,121,824
Atlantic Union Bankshares Corp. (a)	362,783	15,349,349
Axos Financial, Inc. (b)	159,562	15,539,743
Banc of California, Inc.	715,782	14,623,426
BancFirst Corp.	123,320	13,704,552
Bancorp, Inc. (b)	255,962	16,033,460
Bank of America Corp.	257,883	14,694,173
Bank of Hawaii Corp. (a)	179,653	14,639,923
Bank OZK	275,567	14,354,285
BankUnited, Inc.	292,349	14,164,309
Banner Corp.	211,503	14,052,259
Beacon Financial Corp.	474,050	14,434,823
BOK Financial Corp. (a)	106,876	14,842,939
Cathay General Bancorp	236,430	14,656,296
Citigroup, Inc.	105,452	14,759,062
Citizens Financial Group, Inc.	216,523	15,171,767
Columbia Banking System, Inc.	463,888	14,867,610
Commerce Bancshares, Inc.	257,790	14,887,373
Community Financial System, Inc.	216,654	14,541,816
Cullen/Frost Bankers, Inc.	97,340	15,040,977
Customers Bancorp, Inc. (b)	185,288	14,656,281
CVB Financial Corp. (a)	673,938	15,197,302
East West Bancorp, Inc.	109,808	14,175,115
Eastern Bankshares, Inc.	687,447	15,288,821
Enterprise Financial Services Corp.	223,075	14,696,181
FB Financial Corp.	260,614	14,424,985
Fifth Third Bancorp	267,141	15,058,738
First BanCorp	568,056	14,809,220
First Bancorp/Southern Pines NC (a)	199,798	12,773,086
First Busey Corp.	496,474	14,645,983
First Citizens BancShares, Inc. Class A	6,655	13,847,657
First Financial Bancorp	445,802	15,081,482
First Financial Bankshares, Inc.	423,523	14,653,896
First Hawaiian, Inc.	502,147	14,712,907
First Horizon Corp.	568,975	14,588,519
First Interstate BancSystem, Inc. Class A (a)	388,325	14,973,812
First Merchants Corp.	341,715	14,929,528
Flagstar Bank NA	971,347	14,511,924
FNB Corp.	776,650	14,818,482
Fulton Financial Corp.	619,065	14,975,182
Glacier Bancorp, Inc. (a)	293,692	15,148,633
Hancock Whitney Corp.	198,548	14,835,507
Hilltop Holdings, Inc.	323,758	12,555,335
Home BancShares, Inc.	509,418	14,543,884
Huntington Bancshares, Inc.	835,224	14,808,522
Independent Bank Corp.	172,940	14,478,537
International Bancshares Corp.	186,761	14,184,498
JPMorgan Chase & Co.	45,497	14,892,533
Security Description	Shares	Value
KeyCorp	639,905	$14,749,810
Lakeland Financial Corp.	157,782	9,738,305
M&T Bank Corp.	62,808	14,948,932
NBT Bancorp, Inc.	245,594	12,124,976
Nicolet Bankshares, Inc. (a)	97,114	16,061,684
Northwest Bancshares, Inc.	966,011	14,644,727
OFG Bancorp	248,451	12,191,491
Old National Bancorp (a)	577,150	14,948,185
Park National Corp.	79,750	14,593,453
Pathward Financial, Inc.	172,474	15,015,586
Pinnacle Financial Partners, Inc.	151,057	15,238,630
PNC Financial Services Group, Inc.	60,459	14,886,215
Popular, Inc.	90,074	14,788,349
Prosperity Bancshares, Inc.	197,792	14,444,750
Provident Financial Services, Inc.	608,349	14,381,370
Regions Financial Corp.	492,130	14,862,326
Renasant Corp. (a)	335,285	14,263,024
Seacoast Banking Corp. of Florida	455,476	15,144,577
ServisFirst Bancshares, Inc.	175,509	15,225,406
Simmons First National Corp. Class A	640,780	14,513,667
Southstate Bank Corp.	145,499	14,535,350
Stock Yards Bancorp, Inc.	165,083	12,623,897
Texas Capital Bancshares, Inc.	140,384	14,496,052
Towne Bank (a)	401,405	14,546,917
Triumph Financial, Inc. (a) (b)	192,487	14,688,683
Truist Financial Corp.	282,655	14,081,872
Trustmark Corp.	311,039	14,310,904
U.S. Bancorp	247,582	14,953,953
UMB Financial Corp.	106,590	15,216,788
United Bankshares, Inc.	313,393	14,362,801
United Community Banks, Inc.	414,043	14,528,769
Valley National Bancorp	993,301	14,551,860
WaFd, Inc.	384,818	14,765,467
Webster Financial Corp.	195,813	14,964,029
Wells Fargo & Co.	171,590	14,180,198
WesBanco, Inc.	393,210	15,346,986
Western Alliance Bancorp	172,432	14,173,910
Wintrust Financial Corp.	90,959	14,618,931
WSFS Financial Corp.	189,963	14,575,861
Zions Bancorp NA	213,689	14,785,142
		1,295,486,516
CAPITAL MARKETS — 1.9%
Bank of New York Mellon Corp.	100,644	14,554,129
Northern Trust Corp.	84,665	14,718,163
		29,272,292
FINANCIAL SERVICES — 11.9%
Apollo Global Management, Inc. (a)	107,252	12,688,984
Corebridge Financial, Inc.	517,483	14,815,538
Equitable Holdings, Inc.	335,599	14,726,084
Essent Group Ltd.	239,162	15,373,333
Jackson Financial, Inc. Class A	131,894	13,504,627
MGIC Investment Corp.	546,854	15,421,283
See accompanying notes to financial statements.
70

STATE STREET SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
NMI Holdings, Inc. (b)	379,724	$15,602,859
PennyMac Financial Services, Inc.	175,638	15,298,070
Radian Group, Inc.	404,987	15,255,860
Rocket Cos., Inc. Class A (b)	1,121,615	17,665,436
Voya Financial, Inc.	157,790	14,284,729
Walker & Dunlop, Inc.	275,408	15,064,818
		179,701,621
TOTAL COMMON STOCKS (Cost $1,452,812,443)		1,504,460,429
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	1,590,854	1,590,854
State Street Navigator Securities Lending Portfolio II (e) (f)	5,044,080	5,044,080
TOTAL SHORT-TERM INVESTMENTS (Cost $6,634,934)		6,634,934
TOTAL INVESTMENTS — 100.2% (Cost $1,459,447,377)		1,511,095,363
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(3,761,374)
NET ASSETS — 100.0%		$1,507,333,989

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,504,460,429	$—	$—	$1,504,460,429
Short-Term Investments	6,634,934	—	—	6,634,934
TOTAL INVESTMENTS	$1,511,095,363	$—	$—	$1,511,095,363
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,368,223	$1,368,223	$63,328,590	$63,105,959	$—	$—	1,590,854	$1,590,854	$55,970
State Street Navigator Securities Lending Portfolio II	35,754,066	35,754,066	774,270,137	804,980,123	—	—	5,044,080	5,044,080	225,273
Total		$37,122,289	$837,598,727	$868,086,082	$—	$—		$6,634,934	$281,243
See accompanying notes to financial statements.
71

STATE STREET SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BIOTECHNOLOGY — 100.0%
4D Molecular Therapeutics, Inc. (a) (b)	1,602,669	$21,315,498
AbbVie, Inc.	440,973	110,966,446
Absci Corp. (a) (b)	5,152,344	59,715,667
ACADIA Pharmaceuticals, Inc. (a)	3,962,517	100,251,680
Achieve Life Sciences, Inc. (a) (b)	1,344,868	8,781,988
ADMA Biologics, Inc. (a)	7,764,432	64,988,296
Agios Pharmaceuticals, Inc. (a)	1,997,911	74,142,477
Akero Therapeutics, Inc. (a)	2,033,975	1,322,084
Alkermes PLC (a) (b)	2,262,805	118,559,668
Allogene Therapeutics, Inc. (a) (b)	12,098,098	25,164,044
Alnylam Pharmaceuticals, Inc. (a)	340,627	102,538,946
Altimmune, Inc. (a) (b)	8,066,784	24,523,023
Amgen, Inc.	293,773	106,381,079
AnaptysBio, Inc. (a)	783,717	52,900,897
Annexon, Inc. (a) (b)	6,210,805	35,463,697
Apogee Therapeutics, Inc. (a)	1,199,234	159,174,329
Arbutus Biopharma Corp. (a) (b)	3,662,138	17,578,262
Arcus Biosciences, Inc. (a) (b)	2,578,248	79,487,386
Arcutis Biotherapeutics, Inc. (a)	2,903,379	76,126,597
Ardelyx, Inc. (a) (b)	7,389,361	37,685,741
ArriVent Biopharma, Inc. (a) (b)	877,186	30,473,442
Arrowhead Pharmaceuticals, Inc. (a) (b)	1,402,397	114,309,379
ARS Pharmaceuticals, Inc. (a) (b)	2,278,581	18,251,434
Atrium Therapeutics, Inc. (a)	0	7
Avalo Therapeutics, Inc. (a)	2,021,992	37,366,412
Beam Therapeutics, Inc. (a) (b)	3,363,830	115,446,646
Bicara Therapeutics, Inc. (a) (b)	1,092,493	32,436,117
BioCryst Pharmaceuticals, Inc. (a)	9,546,489	95,464,890
Biogen, Inc. (a)	510,666	110,334,496
Biohaven Ltd. (a) (b)	3,776,841	56,199,394
BioMarin Pharmaceutical, Inc. (a)	1,766,127	101,057,787
Blueprint Medicines Corp. (a)	756,469	347,976
BridgeBio Oncology Therapeutics, Inc. (a) (b)	810,291	6,174,417
Bridgebio Pharma, Inc. (a)	1,471,731	109,614,525
Cabaletta Bio, Inc. (a) (b)	5,236,785	16,286,401
Candel Therapeutics, Inc. (a) (b)	2,016,559	20,770,558
Security Description	Shares	Value
Capricor Therapeutics, Inc. (a) (b)	2,170,239	$52,259,355
CareDx, Inc. (a)	1,139,127	32,465,119
Catalyst Pharmaceuticals, Inc. (a) (b)	2,974,227	93,479,955
Celcuity, Inc. (a) (b)	1,124,179	117,611,607
Celldex Therapeutics, Inc. (a) (b)	2,018,617	75,112,739
CG oncology, Inc. (a) (b)	1,806,242	128,333,494
Cogent Biosciences, Inc. (a)	3,161,289	122,341,884
Compass Therapeutics, Inc. (a) (b)	6,814,537	14,923,836
Corvus Pharmaceuticals, Inc. (a) (b)	2,920,804	43,636,812
CRISPR Therapeutics AG (a) (b)	2,006,430	109,430,692
Cullinan Therapeutics, Inc. (a) (b)	2,368,855	43,136,850
Cytokinetics, Inc. (a)	1,478,986	125,994,817
CytomX Therapeutics, Inc. (a) (b)	7,934,759	29,755,346
Damora Therapeutics, Inc. (a) (b)	712,291	18,526,689
Denali Therapeutics, Inc. (a) (b)	3,462,697	89,060,567
Dianthus Therapeutics, Inc. (a)	1,298,103	126,539,080
Disc Medicine, Inc. (a) (b)	955,071	69,853,893
Dyne Therapeutics, Inc. (a) (b)	4,136,948	91,881,615
Emergent BioSolutions, Inc. (a) (b)	1,699,928	14,245,397
Erasca, Inc. (a)	7,419,695	135,928,812
Exelixis, Inc. (a)	1,886,818	102,661,767
First Tracks Biotherapeutics, Inc. (a) (b)	926,913	18,649,490
Geron Corp. (a) (b)	21,736,317	27,822,486
Gilead Sciences, Inc.	816,553	103,163,306
GRAIL, Inc. (a) (b)	1,420,275	96,962,174
Halozyme Therapeutics, Inc. (a)	1,407,148	110,137,474
Hyperliquid Strategies, Inc. (a) (b)	6,306,160	49,629,479
Ideaya Biosciences, Inc. (a) (b)	2,305,871	85,939,812
Immix Biopharma, Inc. (a) (b)	2,096,255	21,612,389
ImmunityBio, Inc. (a) (b)	12,449,970	108,999,487
Immunome, Inc. (a)	2,980,918	63,165,652
Immunovant, Inc. (a) (b)	2,567,056	98,908,668
Incyte Corp. (a)	941,442	106,721,865
Inhibrx Biosciences, Inc. (a)	399,547	37,857,078
Insmed, Inc. (a)	1,079,724	115,120,173
Intellia Therapeutics, Inc. (a) (b)	5,735,233	97,040,142
Ionis Pharmaceuticals, Inc. (a)	1,353,002	107,279,529
Iovance Biotherapeutics, Inc. (a) (b)	14,440,212	60,071,282
Ironwood Pharmaceuticals, Inc. (a) (b)	5,479,499	23,068,691
Jade Biosciences, Inc. (a) (b)	1,527,903	33,950,005
See accompanying notes to financial statements.
72

STATE STREET SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Janux Therapeutics, Inc. (a) (b)	1,921,361	$29,512,105
Kodiak Sciences, Inc. (a)	1,489,716	58,039,335
Krystal Biotech, Inc. (a) (b)	317,561	118,027,897
Kura Oncology, Inc. (a)	3,094,377	33,945,316
Kymera Therapeutics, Inc. (a) (b)	1,268,064	145,408,899
Lexeo Therapeutics, Inc. (a) (b)	2,420,612	11,267,949
Madrigal Pharmaceuticals, Inc. (a)	210,471	113,012,403
MannKind Corp. (a) (b)	8,486,447	36,152,264
MapLight Therapeutics, Inc. (a) (b)	496,588	17,797,714
Metsera, Inc. (a)	1,530,714	7,500,499
MiMedx Group, Inc. (a) (b)	2,945,884	11,341,653
Mineralys Therapeutics, Inc. (a) (b)	2,810,368	75,823,729
Mirum Pharmaceuticals, Inc. (a) (b)	1,055,296	123,543,503
Moderna, Inc. (a)	2,156,912	151,048,547
Monte Rosa Therapeutics, Inc. (a) (b)	2,105,913	50,963,095
Myriad Genetics, Inc. (a)	3,004,329	17,154,719
Natera, Inc. (a)	458,237	124,388,434
Neurocrine Biosciences, Inc. (a)	616,686	103,933,175
Novavax, Inc. (a) (b)	7,501,632	70,665,373
Nurix Therapeutics, Inc. (a)	2,450,291	59,444,060
Nuvalent, Inc. Class A (a)	804,249	99,324,751
Ocugen, Inc. (a) (b)	13,934,698	21,320,088
Olema Pharmaceuticals, Inc. (a)	2,706,903	33,863,356
ORIC Pharmaceuticals, Inc. (a) (b)	3,253,214	35,232,308
Oruka Therapeutics, Inc. (a) (b)	1,549,262	147,443,264
Ovid therapeutics, Inc. (a)	4,902,317	13,187,233
Palvella Therapeutics, Inc. (a)	407,168	62,223,414
Perspective Therapeutics, Inc. (a) (b)	4,021,351	13,712,807
Praxis Precision Medicines, Inc. (a)	412,207	138,002,781
Precigen, Inc. (a) (b)	7,059,316	40,238,101
Prime Medicine, Inc. (a) (b)	5,206,987	19,213,782
Protagonist Therapeutics, Inc. (a) (b)	937,897	114,967,414
Prothena Corp. PLC (a) (b)	1,448,035	14,176,263
PTC Therapeutics, Inc. (a)	1,352,456	110,319,836
Recursion Pharmaceuticals, Inc. Class A (a) (b)	22,055,862	80,945,014
Regeneron Pharmaceuticals, Inc.	164,860	102,796,804
REGENXBIO, Inc. (a) (b)	1,951,736	23,381,797
Relay Therapeutics, Inc. (a) (b)	6,281,451	117,525,948
Replimune Group, Inc. (a) (b)	2,744,332	30,379,755
Revolution Medicines, Inc. (a)	687,949	128,839,089
Security Description	Shares	Value
Rhythm Pharmaceuticals, Inc. (a)	1,157,392	$128,505,234
Rigel Pharmaceuticals, Inc. (a) (b)	647,931	25,347,061
Roivant Sciences Ltd. (a)	3,491,718	123,571,900
Sagimet Biosciences, Inc. Class A (a) (b)	979,507	7,571,589
Sana Biotechnology, Inc. (a) (b)	7,051,347	24,609,201
Sarepta Therapeutics, Inc. (a) (b)	4,444,387	79,865,634
Savara, Inc. (a) (b)	3,184,299	19,615,282
Scholar Rock Holding Corp. (a) (b)	2,249,906	123,744,830
SELLAS Life Sciences Group, Inc. (a) (b)	8,622,810	127,272,676
Sionna Therapeutics, Inc. (a)	645,294	28,386,483
Solid Biosciences, Inc. (a) (b)	2,572,719	25,701,463
Spyre Therapeutics, Inc. (a) (b)	1,321,145	117,291,253
Stoke Therapeutics, Inc. (a)	1,567,765	51,297,271
Summit Therapeutics, Inc. (a) (b)	7,425,647	108,191,677
Syndax Pharmaceuticals, Inc. (a) (b)	3,515,037	76,838,709
Tango Therapeutics, Inc. (a)	2,880,381	90,040,710
Taysha Gene Therapies, Inc. (a)	5,545,058	37,761,845
TG Therapeutics, Inc. (a) (b)	2,127,835	116,903,255
Travere Therapeutics, Inc. (a)	2,122,275	120,566,443
Twist Bioscience Corp. (a) (b)	1,463,691	150,584,530
Tyra Biosciences, Inc. (a)	1,387,226	44,307,998
Ultragenyx Pharmaceutical, Inc. (a)	3,653,348	121,985,290
uniQure NV (a) (b)	2,387,521	109,969,217
United Therapeutics Corp. (a)	182,385	98,821,665
Vanda Pharmaceuticals, Inc. (a) (b)	2,283,229	13,973,361
Vaxcyte, Inc. (a) (b)	2,184,032	126,957,780
Vera Therapeutics, Inc. (a) (b)	2,640,417	113,300,293
Veracyte, Inc. (a) (b)	1,490,944	87,563,141
Verastem, Inc. (a) (b)	3,376,583	12,898,547
Vericel Corp. (a) (b)	1,189,893	52,938,340
Vertex Pharmaceuticals, Inc. (a)	227,635	113,073,134
Verve Therapeutics, Inc. (a)	900,273	567,172
Viking Therapeutics, Inc. (a) (b)	3,574,768	139,451,700
Vir Biotechnology, Inc. (a) (b)	4,927,195	50,208,117
Viridian Therapeutics, Inc. (a) (b)	3,909,150	71,811,085
Vor BioPharma, Inc. (a) (b)	1,749,803	32,213,873
Xencor, Inc. (a) (b)	1,932,500	31,113,250
Zenas Biopharma, Inc. (a) (b)	1,344,406	34,121,024
		10,689,887,701
See accompanying notes to financial statements.
73

STATE STREET SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
HEALTH CARE EQUIPMENT — 0.0%
OmniAb, Inc. (a) (b) (c)	323,918	$—
TOTAL COMMON STOCKS (Cost $10,171,823,965)		10,689,887,701
RIGHTS — 0.0% *
BIOTECHNOLOGY — 0.0% *
Inhibrx, Inc. (expiring 12/31/49) CVR (a) (b)	1,645,973	1,069,883
Mirati Therapeutics, Inc. (expiring 12/31/49) (a) (b)	1,369,552	958,686
TOTAL RIGHTS (Cost $2,028,569)		2,028,569
SHORT-TERM INVESTMENTS — 5.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	4,300,986	4,300,986
State Street Navigator Securities Lending Portfolio II (f) (g)	630,641,937	630,641,937
TOTAL SHORT-TERM INVESTMENTS (Cost $634,942,923)		634,942,923
TOTAL INVESTMENTS — 105.9% (Cost $10,808,795,457)		11,326,859,193
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(631,324,985)
NET ASSETS — 100.0%		$10,695,534,208

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the security is $0, representing
0.00% of the Fund's net assets.

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
CVR	Contingent Value Rights
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,680,149,970	$9,737,731	$0 (a)	$10,689,887,701
Rights	—	2,028,569	—	2,028,569
Short-Term Investments	634,942,923	—	—	634,942,923
TOTAL INVESTMENTS	$11,315,092,893	$11,766,300	$0	$11,326,859,193

(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2026.
See accompanying notes to financial statements.
74

STATE STREET SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,090,570	$5,090,570	$478,793,471	$479,583,055	$—	$—	4,300,986	$4,300,986	$174,243
State Street Navigator Securities Lending Portfolio II	298,148,176	298,148,176	3,659,044,060	3,326,550,299	—	—	630,641,937	630,641,937	7,186,210
Total		$303,238,746	$4,137,837,531	$3,806,133,354	$—	$—		$634,942,923	$7,360,453
See accompanying notes to financial statements.
75

STATE STREET SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.7%
General Dynamics Corp.	506,909	$179,567,444
L3Harris Technologies, Inc.	379,062	110,151,627
Lockheed Martin Corp.	355,476	181,100,803
Northrop Grumman Corp.	197,362	100,518,440
		571,338,314
AIR FREIGHT & LOGISTICS — 1.1%
CH Robinson Worldwide, Inc.	735,829	138,586,034
Expeditors International of Washington, Inc.	634,154	103,354,419
		241,940,453
BANKS — 2.4%
BancFirst Corp. (a)	203,554	22,620,956
Bank OZK	1,010,525	52,638,247
Commerce Bancshares, Inc.	1,372,446	79,258,757
Community Financial System, Inc.	507,442	34,059,507
Cullen/Frost Bankers, Inc. (a)	624,944	96,566,347
Prosperity Bancshares, Inc.	1,004,301	73,344,102
UMB Financial Corp. (a)	673,998	96,219,954
United Bankshares, Inc. (a)	1,364,922	62,554,375
		517,262,245
BEVERAGES — 2.8%
Brown-Forman Corp. Class B (a)	1,618,184	43,124,604
Coca-Cola Co.	3,323,055	270,064,680
PepsiCo, Inc.	2,106,118	285,168,377
		598,357,661
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	1,381,255	347,579,008
BUILDING PRODUCTS — 0.9%
A.O. Smith Corp. (a)	1,174,643	73,673,609
Carlisle Cos., Inc. (a)	328,423	119,135,443
		192,809,052
CAPITAL MARKETS — 3.2%
Ameriprise Financial, Inc.	278,150	127,604,094
FactSet Research Systems, Inc. (a)	344,899	79,354,362
Franklin Resources, Inc.	2,743,514	91,276,711
S&P Global, Inc.	182,676	74,396,628
SEI Investments Co.	902,879	79,191,517
T. Rowe Price Group, Inc. (a)	2,046,674	232,686,367
		684,509,679
CHEMICALS — 5.0%
Air Products & Chemicals, Inc.	752,882	220,729,945
Albemarle Corp.	404,975	54,683,774
Ecolab, Inc.	360,890	100,547,563
Hawkins, Inc. (a)	201,124	28,579,720
HB Fuller Co. (a)	545,715	31,809,727
Linde PLC	232,302	120,550,800
PPG Industries, Inc.	2,133,205	258,736,435
RPM International, Inc.	1,221,933	135,817,853
Security Description	Shares	Value
Sherwin-Williams Co.	265,675	$91,477,216
Westlake Corp. (a)	346,956	25,327,788
		1,068,260,821
COMMERCIAL SERVICES & SUPPLIES — 2.8%
ABM Industries, Inc. (a)	577,380	25,543,291
Brady Corp. Class A	432,999	39,649,719
Cintas Corp.	537,655	91,444,362
MSA Safety, Inc.	358,190	62,532,810
RB Global, Inc. (a)	1,110,473	129,314,581
Republic Services, Inc.	495,116	105,499,317
Waste Management, Inc.	655,645	146,130,158
		600,114,238
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.6%
Casey's General Stores, Inc.	35,661	28,343,006
Costco Wholesale Corp.	46,205	43,223,391
Sysco Corp.	3,605,449	301,343,428
Target Corp.	2,536,153	331,246,943
Walmart, Inc.	547,336	61,991,276
		766,148,044
CONTAINERS & PACKAGING — 1.8%
Amcor PLC (a)	4,601,723	199,484,692
AptarGroup, Inc.	659,430	82,560,636
Silgan Holdings, Inc. (a)	860,380	39,913,028
Sonoco Products Co. (a)	967,409	54,513,497
		376,471,853
DISTRIBUTORS — 0.7%
Genuine Parts Co.	1,317,317	155,417,060
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
Verizon Communications, Inc.	10,849,375	459,362,537
ELECTRIC UTILITIES — 8.5%
Alliant Energy Corp.	2,670,155	203,706,125
Edison International	4,158,468	309,597,943
Evergy, Inc.	2,416,973	208,898,976
Eversource Energy	4,005,848	289,502,635
MGE Energy, Inc. (a)	369,841	30,156,835
NextEra Energy, Inc.	2,637,931	231,531,204
Southern Co.	2,970,934	284,348,093
Xcel Energy, Inc.	3,359,446	269,763,514
		1,827,505,325
ELECTRICAL EQUIPMENT — 0.7%
Emerson Electric Co.	1,041,782	149,131,093
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Badger Meter, Inc. (a)	382,440	56,746,447
FINANCIAL SERVICES — 0.5%
Jack Henry & Associates, Inc.	755,248	104,027,860
FOOD PRODUCTS — 3.0%
Archer-Daniels-Midland Co.	3,648,906	278,776,419
Flowers Foods, Inc. (a)	76,659	605,606
Hormel Foods Corp.	3,200,159	79,427,946
J.M. Smucker Co.	1,106,698	124,503,525
See accompanying notes to financial statements.
76

STATE STREET SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Marzetti Co.	227,344	$25,953,591
McCormick & Co., Inc.	2,533,947	127,761,608
		637,028,695
GAS UTILITIES — 2.1%
Atmos Energy Corp.	1,054,066	181,583,950
Chesapeake Utilities Corp. (a)	247,320	30,291,754
National Fuel Gas Co.	1,065,820	82,291,962
New Jersey Resources Corp.	1,034,920	57,996,917
ONE Gas, Inc.	611,374	47,118,594
Spire, Inc.	616,002	48,103,596
		447,386,773
GROUND TRANSPORTATION — 1.5%
CSX Corp.	2,800,979	133,130,532
JB Hunt Transport Services, Inc.	301,232	87,185,577
Ryder System, Inc.	359,818	94,909,194
		315,225,303
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abbott Laboratories	2,357,241	213,896,048
Becton Dickinson & Co.	1,518,122	229,737,402
Medtronic PLC	3,559,246	278,439,815
STERIS PLC	462,418	97,371,358
		819,444,623
HEALTH CARE PROVIDERS & SERVICES — 0.7%
Cardinal Health, Inc.	420,088	99,796,105
Cencora, Inc.	217,781	61,627,668
		161,423,773
HOTELS, RESTAURANTS & LEISURE — 0.9%
McDonald's Corp.	706,257	190,908,330
HOUSEHOLD PRODUCTS — 5.3%
Church & Dwight Co., Inc.	1,259,144	121,985,871
Clorox Co.	1,295,319	123,625,245
Colgate-Palmolive Co.	2,707,467	248,220,574
Kimberly-Clark Corp. (a)	3,413,409	374,689,906
Procter & Gamble Co.	1,831,117	268,514,997
		1,137,036,593
INSURANCE — 7.0%
Aflac, Inc.	1,707,733	200,231,694
American Financial Group, Inc.	696,709	97,497,458
Assurant, Inc.	490,629	131,748,605
Brown & Brown, Inc. (a)	1,307,116	83,851,491
Chubb Ltd.	321,907	109,686,591
Cincinnati Financial Corp.	1,278,285	236,661,685
Erie Indemnity Co. Class A (a)	258,955	62,084,461
Globe Life, Inc.	559,653	99,998,798
Hanover Insurance Group, Inc.	349,707	74,879,263
Old Republic International Corp. (a)	2,183,947	89,367,111
RenaissanceRe Holdings Ltd.	157,611	49,946,926
RLI Corp. (a)	923,700	54,562,959
Travelers Cos., Inc.	445,647	147,116,988
W.R. Berkley Corp.	739,551	52,160,532
		1,489,794,562
Security Description	Shares	Value
IT SERVICES — 2.1%
Accenture PLC Class A	1,506,034	$187,410,871
International Business Machines Corp.	965,591	271,533,845
		458,944,716
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Polaris, Inc. (a)	488,393	33,425,617
LIFE SCIENCES TOOLS & SERVICES — 0.2%
West Pharmaceutical Services, Inc.	113,796	40,852,764
MACHINERY — 6.4%
Caterpillar, Inc.	94,835	100,989,792
Cummins, Inc.	207,204	147,779,965
Donaldson Co., Inc.	1,140,252	102,360,422
Dover Corp.	403,411	90,477,019
Franklin Electric Co., Inc.	359,544	38,539,521
Graco, Inc.	1,422,218	107,533,903
Illinois Tool Works, Inc.	812,829	219,845,860
Lincoln Electric Holdings, Inc.	434,093	115,256,032
Nordson Corp.	388,290	117,143,210
Pentair PLC	1,226,821	94,048,098
Stanley Black & Decker, Inc.	1,486,410	139,900,909
Toro Co.	992,448	96,684,284
		1,370,559,015
METALS & MINING — 0.8%
Nucor Corp.	566,909	126,278,980
Royal Gold, Inc. (a)	262,884	52,474,275
		178,753,255
MULTI-UTILITIES — 3.2%
Avista Corp.	833,362	34,092,839
Black Hills Corp. (a)	733,839	54,597,622
Consolidated Edison, Inc.	2,581,639	285,606,723
WEC Energy Group, Inc.	2,580,178	301,287,385
		675,584,569
OIL, GAS & CONSUMABLE FUELS — 2.4%
Chevron Corp.	1,647,737	273,128,885
Exxon Mobil Corp.	1,457,578	199,280,064
Texas Pacific Land Corp.	102,891	45,029,218
		517,438,167
PERSONAL CARE PRODUCTS — 1.8%
Kenvue, Inc.	19,662,059	375,741,947
PHARMACEUTICALS — 1.1%
Johnson & Johnson	837,625	212,731,621
Perrigo Co. PLC (a)	1,297,569	13,481,742
		226,213,363
PROFESSIONAL SERVICES — 1.7%
Automatic Data Processing, Inc.	1,469,051	328,993,972
Robert Half, Inc. (a)	899,199	27,605,409
		356,599,381
See accompanying notes to financial statements.
77

STATE STREET SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
RESIDENTIAL REITs — 1.4%
Equity LifeStyle Properties, Inc. REIT (a)	1,916,496	$123,518,167
Essex Property Trust, Inc. REIT	634,338	184,966,618
		308,484,785
RETAIL REITs — 3.0%
Federal Realty Investment Trust REIT	772,716	95,384,063
NNN REIT, Inc.	1,851,972	86,172,257
Realty Income Corp. REIT	7,382,078	457,393,553
		638,949,873
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.1%
Analog Devices, Inc.	328,166	130,337,690
Microchip Technology, Inc.	3,099,492	282,673,670
QUALCOMM, Inc.	1,815,882	335,556,835
Texas Instruments, Inc.	1,117,384	333,058,649
		1,081,626,844
SOFTWARE — 0.8%
Microsoft Corp.	206,454	77,011,471
Roper Technologies, Inc.	252,390	85,406,252
		162,417,723
SPECIALTY RETAIL — 1.4%
Best Buy Co., Inc.	1,934,673	146,802,987
Lowe's Cos., Inc.	720,169	158,790,063
		305,593,050
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
NIKE, Inc. Class B	5,959,952	244,656,030
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Fastenal Co.	4,031,410	193,628,622
WW Grainger, Inc.	63,021	85,733,769
		279,362,391
WATER UTILITIES — 0.8%
American States Water Co.	387,375	32,008,796
Security Description	Shares	Value
California Water Service Group (a)	602,223	$29,298,149
Essential Utilities, Inc.	2,993,565	114,683,475
		175,990,420
TOTAL COMMON STOCKS (Cost $18,449,560,150)		21,346,424,252
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c)	29,424,425	29,424,425
State Street Navigator Securities Lending Portfolio II (d) (e)	318,097,860	318,097,860
TOTAL SHORT-TERM INVESTMENTS (Cost $347,522,285)		347,522,285
TOTAL INVESTMENTS — 101.4% (Cost $18,797,082,435)		21,693,946,537
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(300,767,083)
NET ASSETS — 100.0%		$21,393,179,454

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	130	09/18/2026	$49,056,209	$49,063,625	$7,416
During the year ended June 30, 2026, the average notional value related to futures contracts was $39,912,737.
See accompanying notes to financial statements.
78

STATE STREET SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,346,424,252	$—	$—	$21,346,424,252
Short-Term Investments	347,522,285	—	—	347,522,285
TOTAL INVESTMENTS	$21,693,946,537	$—	$—	$21,693,946,537
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$7,416	$—	$—	$7,416
TOTAL OTHER FINANCIAL INSTRUMENTS:	$7,416	$—	$—	$7,416
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	34,848,156	$34,848,156	$914,000,144	$919,423,875	$—	$—	29,424,425	$29,424,425	$1,294,287
State Street Navigator Securities Lending Portfolio II	73,610,791	73,610,791	4,428,985,018	4,184,497,949	—	—	318,097,860	318,097,860	466,681
Total		$108,458,947	$5,342,985,162	$5,103,921,824	$—	$—		$347,522,285	$1,760,968
See accompanying notes to financial statements.
79

STATE STREET SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BUILDING PRODUCTS — 41.2%
AAON, Inc.	488,294	$61,944,977
Advanced Drainage Systems, Inc.	456,676	71,679,865
Allegion PLC	457,231	64,236,383
Builders FirstSource, Inc. (a)	792,556	70,917,911
Carlisle Cos., Inc.	180,401	65,440,463
Carrier Global Corp.	870,107	63,822,348
Johnson Controls International PLC	424,402	62,009,376
Lennox International, Inc.	117,173	67,134,270
Masco Corp.	834,516	67,904,567
Modine Manufacturing Co. (a)	229,065	61,164,936
Owens Corning	513,904	81,690,180
Trane Technologies PLC	131,692	64,681,843
		802,627,119
HOME FURNISHINGS — 3.5%
Somnigroup International, Inc.	863,989	67,736,738
HOME IMPROVEMENT RETAIL — 6.5%
Home Depot, Inc.	185,458	65,407,327
Lowe's Cos., Inc.	273,548	60,314,599
		125,721,926
HOMEBUILDING — 45.0%
Beazer Homes USA, Inc. (a) (b)	456,222	12,797,027
Cavco Industries, Inc. (a)	104,777	64,372,893
Century Communities, Inc. (b)	361,612	25,913,116
Champion Homes, Inc. (a)	754,545	66,490,506
Dr. Horton, Inc.	403,122	65,660,511
Dream Finders Homes, Inc. Class A (a) (b)	594,397	10,259,292
Green Brick Partners, Inc. (a) (b)	248,428	19,884,177
Hovnanian Enterprises, Inc. Class A (a)	91,491	13,029,233
Installed Building Products, Inc. (b)	302,308	69,482,471
KB Home	1,133,856	70,968,047
Lennar Corp. Class A	658,243	59,564,409
LGI Homes, Inc. (a) (b)	372,130	23,697,238
M/I Homes, Inc. (a)	267,284	42,976,594
Meritage Homes Corp.	838,202	70,283,238
Security Description	Shares	Value
NVR, Inc. (a)	9,369	$63,834,745
PulteGroup, Inc.	499,108	68,482,609
Taylor Morrison Home Corp. (a)	825,989	59,256,451
Toll Brothers, Inc.	425,803	70,151,044
		877,103,601
HOMEFURNISHING RETAIL — 3.4%
Williams-Sonoma, Inc.	285,806	66,621,379
TOTAL COMMON STOCKS (Cost $2,086,020,302)		1,939,810,763
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	914,448	914,448
State Street Navigator Securities Lending Portfolio II (e) (f)	48,220,135	48,220,135
TOTAL SHORT-TERM INVESTMENTS (Cost $49,134,583)		49,134,583
TOTAL INVESTMENTS — 102.1% (Cost $2,135,154,885)		1,988,945,346
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(40,974,116)
NET ASSETS — 100.0%		$1,947,971,230

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
80

STATE STREET SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,939,810,763	$—	$—	$1,939,810,763
Short-Term Investments	49,134,583	—	—	49,134,583
TOTAL INVESTMENTS	$1,988,945,346	$—	$—	$1,988,945,346
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	687,835	$687,835	$23,690,935	$23,464,322	$—	$—	914,448	$914,448	$30,103
State Street Navigator Securities Lending Portfolio II	62,146,438	62,146,438	1,190,662,579	1,204,588,882	—	—	48,220,135	48,220,135	123,756
Total		$62,834,273	$1,214,353,514	$1,228,053,204	$—	$—		$49,134,583	$153,859
See accompanying notes to financial statements.
81

STATE STREET SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.8%
OIL, GAS & CONSUMABLE FUELS — 99.8%
Antero Resources Corp. (a)	2,280,808	$80,147,593
APA Corp.	2,139,117	69,671,041
BKV Corp. (a) (b)	1,110,381	30,380,024
California Resources Corp.	1,380,809	73,003,372
Calumet, Inc. (a)	1,858,300	66,935,966
Chevron Corp.	428,243	70,985,560
Chord Energy Corp. (b)	588,005	67,208,971
Clean Energy Fuels Corp. (a)	2,717,071	5,569,996
CNX Resources Corp. (a) (b)	2,448,392	83,073,941
Comstock Resources, Inc. (a) (b)	2,295,463	34,248,308
ConocoPhillips	677,833	70,467,519
Crescent Energy Co. Class A (b)	6,941,709	68,167,582
CVR Energy, Inc. (b)	933,835	25,717,816
Delek U.S. Holdings, Inc.	1,649,672	83,819,834
Devon Energy Corp.	1,744,364	72,077,120
Diamondback Energy, Inc.	413,576	72,698,389
Diversified Energy Co.	1,634,750	22,657,635
EOG Resources, Inc.	579,487	75,176,849
EQT Corp.	1,545,089	82,152,382
Expand Energy Corp.	917,879	83,701,386
Exxon Mobil Corp.	539,682	73,785,323
Gevo, Inc. (a) (b)	8,607,737	12,911,605
Green Plains, Inc. (a)	2,132,541	32,798,481
Gulfport Energy Corp. (a)	428,058	72,641,443
HF Sinclair Corp.	1,148,777	80,012,318
Kosmos Energy Ltd. (a)	16,182,100	34,144,231
Magnolia Oil & Gas Corp. Class A	2,922,999	74,770,314
Marathon Petroleum Corp.	308,707	78,927,119
Matador Resources Co. (b)	1,480,398	73,694,212
Murphy Oil Corp. (b)	2,040,361	66,434,154
New Era Energy & Digital, Inc. (a)	2,755,404	17,579,478
Northern Oil & Gas, Inc. (b)	3,095,260	56,178,969
Occidental Petroleum Corp.	1,423,618	69,145,126
Ovintiv, Inc.	1,402,941	73,864,844
Par Pacific Holdings, Inc. (a)	1,410,524	79,102,186
PBF Energy, Inc. Class A	1,909,515	86,921,123
Permian Resources Corp. Class A	4,119,949	75,848,261
Phillips 66 Co.	447,350	75,624,517
Range Resources Corp. (b)	2,076,885	77,239,353
REX American Resources Corp. (a)	351,844	15,885,757
Security Description	Shares	Value
Sable Offshore Corp. (a) (b)	4,697,683	$14,468,864
SandRidge Energy, Inc. (b)	791,892	10,848,920
SM Energy Co. (b)	2,475,995	64,623,469
Talos Energy, Inc. (a)	3,420,815	44,162,722
Texas Pacific Land Corp.	216,660	94,819,082
VAALCO Energy, Inc. (b)	2,841,842	14,436,557
Valero Energy Corp.	315,072	82,057,352
Venture Global, Inc. Class A (b)	6,116,448	68,076,066
Viper Energy, Inc. Class A	1,815,292	76,968,381
Vitesse Energy, Inc. (b)	852,972	13,451,368
World Kinect Corp. (b)	1,129,973	37,221,311
TOTAL COMMON STOCKS (Cost $3,441,080,284)		2,986,504,190
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	3,558,236	3,558,236
State Street Navigator Securities Lending Portfolio II (e) (f)	83,589,314	83,589,314
TOTAL SHORT-TERM INVESTMENTS (Cost $87,147,550)		87,147,550
TOTAL INVESTMENTS — 102.7% (Cost $3,528,227,834)		3,073,651,740
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(82,040,346)
NET ASSETS — 100.0%		$2,991,611,394

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	50	09/18/2026	$5,917,200	$5,614,000	$(303,200)
During the year ended June 30, 2026, the average notional value related to futures contracts was $5,861,244.
See accompanying notes to financial statements.
82

STATE STREET SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,986,504,190	$—	$—	$2,986,504,190
Short-Term Investments	87,147,550	—	—	87,147,550
TOTAL INVESTMENTS	$3,073,651,740	$—	$—	$3,073,651,740
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(303,200)	$—	$—	$(303,200)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(303,200)	$—	$—	$(303,200)
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,966,281	$1,966,281	$111,146,508	$109,554,553	$—	$—	3,558,236	$3,558,236	$122,839
State Street Navigator Securities Lending Portfolio II	66,738,303	66,738,303	2,220,789,565	2,203,938,554	—	—	83,589,314	83,589,314	658,688
Total		$68,704,584	$2,331,936,073	$2,313,493,107	$—	$—		$87,147,550	$781,527
See accompanying notes to financial statements.
83

STATE STREET SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 99.8%
1st Source Corp.	216,226	$17,639,717
Amalgamated Financial Corp. (a)	210,901	9,680,356
Amerant Bancorp, Inc.	406,014	10,361,477
Ameris Bancorp (a)	740,238	66,813,882
Arrow Financial Corp.	136,739	5,604,932
Associated Banc-Corp.	2,239,025	68,894,799
Atlantic Union Bankshares Corp. (a)	1,638,051	69,305,938
Axos Financial, Inc. (b)	612,644	59,665,399
Banc of California, Inc.	3,261,148	66,625,254
BancFirst Corp.	216,188	24,024,972
Bancorp, Inc. (b)	786,496	49,266,109
Bank First Corp. (a)	152,988	22,695,770
Bank of Hawaii Corp. (a)	662,374	53,976,857
Bank OZK	1,255,532	65,400,662
BankUnited, Inc.	1,256,639	60,884,160
Banner Corp.	423,690	28,149,964
Bar Harbor Bankshares (a)	167,673	6,331,332
Beacon Financial Corp.	1,269,151	38,645,648
BOK Financial Corp. (a)	486,908	67,621,783
Burke & Herbert Financial Services Corp.	192,669	13,845,194
Business First Bancshares, Inc. (a)	282,903	8,693,609
Byline Bancorp, Inc.	274,191	10,326,033
California BanCorp (a)	281,590	5,868,336
Camden National Corp. (a)	156,358	8,477,731
Capital City Bank Group, Inc. (a)	141,590	6,997,378
Capitol Federal Financial, Inc.	1,412,593	12,021,166
Carter Bankshares, Inc.	404,804	13,767,384
Cathay General Bancorp (a)	613,687	38,042,457
Central BanCo, Inc.	891,546	27,085,168
Central Pacific Financial Corp.	216,057	8,253,377
ChoiceOne Financial Services, Inc.	114,830	3,904,220
Citizens Financial Group, Inc.	986,389	69,116,277
City Holding Co.	179,674	23,831,959
Civista Bancshares, Inc.	122,101	3,445,690
CNB Financial Corp. (a)	210,729	7,103,675
Coastal Financial Corp. (a) (b)	271,193	21,020,169
Columbia Banking System, Inc.	2,113,627	67,741,745
Columbia Financial, Inc. (a) (b)	457,653	9,711,397
Commerce Bancshares, Inc.	1,174,408	67,822,062
Community Financial System, Inc.	380,212	25,519,829
Community Trust Bancorp, Inc.	139,288	10,078,880
Community West Bancshares	309,463	8,312,176
ConnectOne Bancorp, Inc.	483,071	16,153,894
Cullen/Frost Bankers, Inc.	443,446	68,521,276
Customers Bancorp, Inc. (b)	580,286	45,900,623
CVB Financial Corp. (a)	2,480,132	55,926,988
Dime Commercial Bancshares, Inc. (a)	417,614	16,976,009
Eagle Bancorp, Inc. (a)	431,894	12,261,471
Security Description	Shares	Value
East West Bancorp, Inc.	500,275	$64,580,500
Eastern Bankshares, Inc.	2,945,601	65,510,166
Enterprise Financial Services Corp.	409,606	26,984,843
Equity Bancshares, Inc. Class A	166,169	8,140,619
Esquire Financial Holdings, Inc. (a)	173,455	20,660,225
Farmers National Banc Corp. (a)	573,935	8,379,451
FB Financial Corp. (a)	505,886	28,000,790
Financial Institutions, Inc.	166,551	6,490,492
First BanCorp	2,021,705	52,705,849
First Bancorp/Southern Pines NC (a)	336,108	21,487,384
First Busey Corp.	926,586	27,334,287
First Commonwealth Financial Corp.	1,198,247	24,360,362
First Financial Bancorp	1,208,002	40,866,708
First Financial Bankshares, Inc.	1,208,633	41,818,702
First Financial Corp.	117,529	9,101,446
First Hawaiian, Inc.	2,287,915	67,035,910
First Horizon Corp.	2,592,360	66,468,110
First Interstate BancSystem, Inc. Class A (a)	1,769,286	68,223,668
First Merchants Corp.	611,210	26,703,765
Firstsun Capital Bancorp (a) (b)	337,670	13,094,862
Flagstar Bank NA	4,425,614	66,118,673
FNB Corp.	3,538,446	67,513,550
Fulton Financial Corp. (a)	2,820,426	68,226,105
Glacier Bancorp, Inc. (a)	1,338,033	69,015,742
Great Southern Bancorp, Inc. (a)	132,940	10,423,825
Hancock Whitney Corp.	904,598	67,591,563
Hanmi Financial Corp.	373,374	12,097,318
Heritage Financial Corp. (a)	416,825	12,346,357
Hilltop Holdings, Inc.	544,725	21,124,436
Hingham Institution For Savings (a)	52,503	16,126,296
Home Bancorp, Inc.	171,466	11,748,850
Home BancShares, Inc.	2,320,986	66,264,150
HomeTrust Bancshares, Inc.	108,504	5,413,265
Hope Bancorp, Inc. (a)	1,372,796	18,779,849
Horizon Bancorp, Inc.	511,437	10,218,511
Huntington Bancshares, Inc.	3,805,418	67,470,061
Independent Bank Corp. (c)	535,284	44,813,977
Independent Bank Corp. (c)	269,819	9,732,371
International Bancshares Corp.	517,532	39,306,555
Kearny Financial Corp.	484,086	4,579,454
Lakeland Financial Corp. (a)	265,398	16,380,365
Live Oak Bancshares, Inc.	378,122	15,442,502
M&T Bank Corp.	286,234	68,126,554
Mechanics Bancorp Class A (a)	735,660	11,696,994
Mercantile Bank Corp. (a)	180,974	10,391,527
Metropolitan Bank Holding Corp.	207,233	20,466,331
Mid Penn Bancorp, Inc.	246,575	8,590,673
Midland States Bancorp, Inc. (a)	183,956	5,728,390
National Bank Holdings Corp. Class A	615,588	27,350,575
NB Bancorp, Inc.	481,374	10,171,433
See accompanying notes to financial statements.
84

STATE STREET SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
NBT Bancorp, Inc. (a)	413,078	$20,393,661
Nicolet Bankshares, Inc. (a)	284,264	47,014,340
Northeast Bank (a)	173,357	22,975,003
Northfield Bancorp, Inc.	400,828	5,904,196
Northrim BanCorp, Inc.	205,393	5,697,602
Northwest Bancshares, Inc.	1,760,979	26,696,442
OceanFirst Financial Corp.	1,146,678	22,394,621
OFG Bancorp	417,904	20,506,549
Old National Bancorp (a)	2,629,547	68,105,267
Old Second Bancorp, Inc.	610,573	14,238,562
Origin Bancorp, Inc.	278,475	14,243,996
Orrstown Financial Services, Inc.	203,855	8,323,400
Park National Corp. (a)	136,761	25,025,895
Pathward Financial, Inc.	380,958	33,166,204
Peapack-Gladstone Financial Corp. (a)	169,496	8,022,246
Peoples Bancorp, Inc.	345,191	13,258,786
Pinnacle Financial Partners, Inc.	688,294	69,435,099
Popular, Inc.	410,334	67,368,636
Preferred Bank	174,602	18,553,209
Prosperity Bancshares, Inc.	901,117	65,808,575
Provident Financial Services, Inc.	1,582,438	37,408,834
QCR Holdings, Inc.	159,159	15,494,129
Red River Bancshares, Inc.	112,214	10,242,894
Regions Financial Corp.	2,242,267	67,716,463
Renasant Corp. (a)	1,072,709	45,633,041
Republic Bancorp, Inc. Class A (a)	111,696	10,100,669
S&T Bancorp, Inc.	385,887	18,939,334
Seacoast Banking Corp. of Florida (a)	1,251,271	41,604,761
ServisFirst Bancshares, Inc.	440,744	38,234,542
Shore Bancshares, Inc. (a)	333,548	7,654,927
Simmons First National Corp. Class A	1,801,641	40,807,169
SmartFinancial, Inc.	103,299	4,846,789
South Plains Financial, Inc.	177,745	7,658,143
Southern First Bancshares, Inc. (b)	187,643	11,464,987
Southern Missouri Bancorp, Inc.	125,320	9,550,637
Southside Bancshares, Inc. (a)	153,362	5,396,809
Southstate Bank Corp.	662,923	66,226,008
Stellar Bancorp, Inc.	493,300	19,396,556
Stock Yards Bancorp, Inc.	277,639	21,231,054
Texas Capital Bancshares, Inc.	639,587	66,043,754
TFS Financial Corp. (a)	1,222,859	21,669,061
Third Coast Bancshares, Inc. (b)	131,229	5,301,652
Tompkins Financial Corp.	90,908	8,592,624
Towne Bank	865,888	31,379,781
TriCo Bancshares	213,753	11,510,599
Triumph Financial, Inc. (a) (b)	380,506	29,036,413
Security Description	Shares	Value
Truist Financial Corp.	1,287,791	$64,157,748
TrustCo Bank Corp.	163,773	8,992,775
Trustmark Corp.	619,943	28,523,577
UMB Financial Corp.	485,636	69,329,395
United Bankshares, Inc.	1,427,927	65,441,894
United Community Banks, Inc.	1,314,985	46,142,824
Univest Financial Corp.	266,022	11,638,463
Valley National Bancorp	4,525,621	66,300,348
WaFd, Inc.	969,989	37,218,478
Washington Trust Bancorp, Inc. (a)	295,360	10,774,733
Webster Financial Corp.	892,159	68,178,791
WesBanco, Inc. (a)	1,003,220	39,155,677
Westamerica BanCorp	303,462	17,804,116
Western Alliance Bancorp	785,642	64,579,772
Wintrust Financial Corp.	414,315	66,588,707
WSFS Financial Corp.	619,236	47,513,978
Zions Bancorp NA	973,656	67,367,258
TOTAL COMMON STOCKS (Cost $4,906,436,195)		5,059,502,028
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	4,414,495	4,414,495
State Street Navigator Securities Lending Portfolio II (f) (g)	80,536,485	80,536,485
TOTAL SHORT-TERM INVESTMENTS (Cost $84,950,980)		84,950,980
TOTAL INVESTMENTS — 101.5% (Cost $4,991,387,175)		5,144,453,008
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(75,030,989)
NET ASSETS — 100.0%		$5,069,422,019

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
85

STATE STREET SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,059,502,028	$—	$—	$5,059,502,028
Short-Term Investments	84,950,980	—	—	84,950,980
TOTAL INVESTMENTS	$5,144,453,008	$—	$—	$5,144,453,008
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,159,485	$3,159,485	$163,927,399	$162,672,389	$—	$—	4,414,495	$4,414,495	$175,915
State Street Navigator Securities Lending Portfolio II	58,575,769	58,575,769	1,907,493,538	1,885,532,822	—	—	80,536,485	80,536,485	237,187
Total		$61,735,254	$2,071,420,937	$2,048,205,211	$—	$—		$84,950,980	$413,102
See accompanying notes to financial statements.
86

[This Page Intentionally Left Blank]
87

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026

	State Street SPDR Dow Jones REIT ETF	State Street SPDR Portfolio Nasdaq®100 ETF	State Street SPDR Portfolio S&P 500 High Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,816,136,550	$32,411,822	$7,321,131,448
Investments in affiliated issuers, at value	14,542,396	10,804	118,297,470
Total Investments	1,830,678,946	32,422,626	7,439,428,918
Foreign currency, at value	—	—	—
Net cash at broker	962,644	—	2,987,870
Cash	28,664	—	11,202,860
Receivable from broker — accumulated variation margin on futures contracts	—	—	8,730
Receivable for investments sold	—	38,486	—
Receivable for fund shares sold	—	2,889	—
Dividends receivable — unaffiliated issuers	7,417,501	1,013	24,583,351
Dividends receivable — affiliated issuers	56,712	2	72,462
Securities lending income receivable — unaffiliated issuers	1,674	—	2,981
Securities lending income receivable — affiliated issuers	2,629	—	8,798
Receivable for foreign taxes recoverable	—	—	—
TOTAL ASSETS	1,839,148,770	32,465,016	7,478,295,970
LIABILITIES
Due to custodian	—	1,667	—
Payable upon return of securities loaned	5,397,172	—	92,492,145
Payable for investments purchased	—	45,276	11,202,860
Payable for fund shares repurchased	36,500	—	—
Payable to broker – accumulated variation margin on open futures contracts	254,223	—	—
Advisory fee payable	371,554	201	423,225
Trustees’ fees and expenses payable	502	—	1,830
Accrued expenses and other liabilities	2,637	—	2,637
TOTAL LIABILITIES	6,062,588	47,144	104,122,697
NET ASSETS	$1,833,086,182	$32,417,872	$7,374,173,273
NET ASSETS CONSIST OF:
Paid-in capital	$2,258,750,441	$31,878,177	$8,640,292,520
Total distributable earnings (loss)	(425,664,259)	539,695	(1,266,119,247)
NET ASSETS	$1,833,086,182	$32,417,872	$7,374,173,273
NET ASSET VALUE PER SHARE
Net asset value per share	$112.93	$24.94	$47.71
Shares outstanding (unlimited amount authorized, $0.01 par value)	16,231,617	1,300,000	154,550,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,950,982,365	$31,871,905	$7,075,190,958
Investments in affiliated issuers	14,542,396	10,804	118,297,470
Total cost of investments	$1,965,524,761	$31,882,709	$7,193,488,428
Foreign currency, at cost	$—	$—	$—
* Includes investments in securities on loan, at value	$27,523,083	$—	$102,589,622
See accompanying notes to financial statements.
88

State Street SPDR Portfolio S&P 400 Mid Cap ETF	State Street SPDR Portfolio S&P 500 ETF	State Street SPDR Portfolio S&P 500 Growth ETF	State Street SPDR Portfolio S&P 500 Value ETF	State Street SPDR Portfolio S&P 600 Small Cap ETF	State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF

$18,412,149,190	$154,893,865,990	$52,652,634,331	$35,203,089,836	$16,886,090,129	$13,561,213,547
539,254,877	432,292,347	17,124,192	186,469,449	1,012,381,705	65,976,888
18,951,404,067	155,326,158,337	52,669,758,523	35,389,559,285	17,898,471,834	13,627,190,435
—	—	—	—	—	2,616
1,060,998	13,814,286	—	—	1,320,029	1,442,691
—	5,316,317	4,687,979	—	83,629,073	191,156
275,670	—	—	—	648,118	—
50,296,844	—	—	—	29,198,012	9,900,277
66,725	1,093,111	—	11,810	4,392	—
15,053,571	66,846,027	6,179,249	30,241,174	13,280,310	6,471,966
91,280	331,132	62,923	106,579	70,345	74,195
111,424	20,003	2,699	800	16,864	18,730
108,906	48,470	1,193	14,671	251,173	17,101
—	—	—	—	—	12,421
19,018,469,485	155,413,627,683	52,680,692,566	35,419,934,319	18,026,890,150	13,645,321,588

—	—	—	—	—	—
519,611,832	205,261,152	153,000	97,386,514	988,978,846	48,065,616
98,645,104	15,268,250	—	—	118,607,926	14,578,475
—	—	43,727	—	—	—
—	393,467	—	—	—	179,501
441,467	2,418,879	1,718,180	1,156,962	397,888	332,545
2,458	7,742	9,313	5,812	2,260	2,443
2,635	2,636	2,636	2,636	2,636	2,636
618,703,496	223,352,126	1,926,856	98,551,924	1,107,989,556	63,161,216
$18,399,765,989	$155,190,275,557	$52,678,765,710	$35,321,382,395	$16,918,900,594	$13,582,160,372

$15,263,690,007	$134,872,750,467	$37,947,134,066	$33,509,560,002	$14,044,692,565	$8,273,358,853
3,136,075,982	20,317,525,090	14,731,631,644	1,811,822,393	2,874,208,029	5,308,801,519
$18,399,765,989	$155,190,275,557	$52,678,765,710	$35,321,382,395	$16,918,900,594	$13,582,160,372

$67.51	$87.93	$119.17	$60.83	$57.64	$90.85
272,550,000	1,764,850,000	442,050,108	580,702,864	293,510,217	149,500,216

$14,666,835,338	$133,433,203,559	$34,332,569,425	$31,149,939,932	$13,512,996,189	$8,086,729,849
539,254,877	396,067,145	17,124,192	158,517,936	1,012,381,705	61,331,963
$15,206,090,215	$133,829,270,704	$34,349,693,617	$31,308,457,868	$14,525,377,894	$8,148,061,812
$—	$—	$—	$—	$—	$2,513
$1,413,223,275	$262,025,914	$143,548	$119,029,217	$1,096,098,850	$186,650,511
89

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2026

	State Street SPDR Portfolio S&P Sector Neutral Dividend ETF	State Street SPDR S&P Aerospace & Defense ETF	State Street SPDR S&P Bank ETF
ASSETS
Investments in unaffiliated issuers, at value*	$12,417,211	$6,361,730,493	$1,504,460,429
Investments in affiliated issuers, at value	150,959	300,238,806	6,634,934
Total Investments	12,568,170	6,661,969,299	1,511,095,363
Net cash at broker	—	—	—
Cash	—	—	—
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for investments sold	12,323	—	—
Receivable for fund shares sold	—	—	8,269
Dividends receivable — unaffiliated issuers	13,648	112,373	2,383,885
Dividends receivable — affiliated issuers	107	9,229	5,913
Securities lending income receivable — unaffiliated issuers	—	68,677	5,621
Securities lending income receivable — affiliated issuers	22	332,944	1,991
TOTAL ASSETS	12,594,270	6,662,492,522	1,513,501,042
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	62,127	192,333,363	5,044,080
Payable for investments purchased	25,079	—	696,206
Payable for fund shares repurchased	—	—	—
Payable to broker – accumulated variation margin on open futures contracts	—	—	—
Advisory fee payable	517	1,850,213	423,598
Trustees’ fees and expenses payable	—	—	533
Accrued expenses and other liabilities	2,638	2,637	2,636
TOTAL LIABILITIES	90,361	194,186,213	6,167,053
NET ASSETS	$12,503,909	$6,468,306,309	$1,507,333,989
NET ASSETS CONSIST OF:
Paid-in capital	$11,104,747	$6,256,624,934	$2,953,936,831
Total distributable earnings (loss)	1,399,162	211,681,375	(1,446,602,842)
NET ASSETS	$12,503,909	$6,468,306,309	$1,507,333,989
NET ASSET VALUE PER SHARE
Net asset value per share	$46.31	$284.01	$68.20
Shares outstanding (unlimited amount authorized, $0.01 par value)	270,000	22,775,000	22,102,118
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$10,799,472	$5,409,338,776	$1,452,812,443
Investments in affiliated issuers	129,404	301,755,748	6,634,934
Total cost of investments	$10,928,876	$5,711,094,524	$1,459,447,377
* Includes investments in securities on loan, at value	$61,047	$813,054,348	$40,885,240
See accompanying notes to financial statements.
90

State Street SPDR S&P Biotech ETF	State Street SPDR S&P Dividend ETF	State Street SPDR S&P Homebuilders ETF	State Street SPDR S&P Oil & Gas Exploration & Production ETF	State Street SPDR S&P Regional Banking ETF

$10,691,916,270	$21,346,424,252	$1,939,810,763	$2,986,504,190	$5,059,502,028
634,942,923	347,522,285	49,134,583	87,147,550	84,950,980
11,326,859,193	21,693,946,537	1,988,945,346	3,073,651,740	5,144,453,008
—	4,206,517	—	690,121	—
—	—	128,968	—	—
—	7,754	—	—	—
—	15,478,781	43,570,532	—	—
—	—	8,588,650	6,071	26,406
—	33,999,623	411,180	2,049,533	6,655,080
14,854	102,616	3,569	23,081	21,443
421,487	73,362	2,917	10,633	11,320
1,426,748	56,236	8,263	20,647	18,985
11,328,722,282	21,747,871,426	2,041,659,425	3,076,451,826	5,151,186,242

—	644,435	—	—	1,814
630,641,937	318,097,860	48,220,135	83,589,314	80,536,485
—	29,840,977	45,002,982	—	—
310	—	—	—	—
—	—	—	303,050	—
2,542,356	6,101,013	461,960	945,304	1,222,644
835	5,051	481	127	645
2,636	2,636	2,637	2,637	2,635
633,188,074	354,691,972	93,688,195	84,840,432	81,764,223
$10,695,534,208	$21,393,179,454	$1,947,971,230	$2,991,611,394	$5,069,422,019

$21,968,961,464	$21,340,323,274	$3,233,490,575	$9,206,210,357	$8,050,575,636
(11,273,427,256)	52,856,180	(1,285,519,345)	(6,214,598,963)	(2,981,153,617)
$10,695,534,208	$21,393,179,454	$1,947,971,230	$2,991,611,394	$5,069,422,019

$158.22	$152.21	$115.61	$154.21	$74.82
67,600,000	140,553,658	16,850,016	19,400,000	67,752,585

$10,173,852,534	$18,449,560,150	$2,086,020,302	$3,441,080,284	$4,906,436,195
634,942,923	347,522,285	49,134,583	87,147,550	84,950,980
$10,808,795,457	$18,797,082,435	$2,135,154,885	$3,528,227,834	$4,991,387,175
$1,249,778,681	$1,063,978,295	$66,734,886	$147,757,031	$211,745,365
91

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026

	State Street SPDR Dow Jones REIT ETF	State Street SPDR Portfolio Nasdaq®100 ETF(a)	State Street SPDR Portfolio S&P 500 High Dividend ETF	State Street SPDR Portfolio S&P 400 Mid Cap ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$48,717	$—	$74,344	$33,413
Dividend income — unaffiliated issuers	55,203,475	1,021	323,608,921	213,481,371
Dividend income — affiliated issuers	643,791	2	856,908	489,589
Unaffiliated securities lending income	21,192	—	10,876	1,369,181
Affiliated securities lending income	41,830	—	185,703	1,450,461
Foreign taxes withheld	—	(8)	—	(164,120)
TOTAL INVESTMENT INCOME (LOSS)	55,959,005	1,015	324,736,752	216,659,895
EXPENSES
Advisory fee	4,385,967	201	5,087,534	4,626,213
Trustees’ fees and expenses	13,212	—	52,376	104,428
Miscellaneous expenses	2,664	—	2,750	2,874
TOTAL EXPENSES	4,401,843	201	5,142,660	4,733,515
NET INVESTMENT INCOME (LOSS)	$51,557,162	$814	$319,594,092	$211,926,380
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(22,897,569)	(1,036)	(49,865,545)	(126,575,296)
Investments — affiliated issuers	—	—	—	—
In-kind redemptions — unaffiliated issuers	90,754,160	—	384,839,992	1,338,988,672
In-kind redemptions — affiliated issuers	—	—	—	—
Foreign currency transactions	—	—	—	—
Futures contracts	64,776	—	6,206,756	2,422,762
Net realized gain (loss)	67,921,367	(1,036)	341,181,203	1,214,836,138
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	225,160,542	539,917	502,550,361	2,193,729,410
Investments — affiliated issuers	—	—	—	—
Foreign currency translations	—	—	—	—
Futures contracts	(236,674)	—	(888,366)	105,495
Net change in unrealized appreciation/depreciation	224,923,868	539,917	501,661,995	2,193,834,905
NET REALIZED AND UNREALIZED GAIN (LOSS)	292,845,235	538,881	842,843,198	3,408,671,043
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$344,402,397	$539,695	$1,162,437,290	$3,620,597,423

(a)	For the period June 23, 2026 (commencement of operations) through June 30, 2026.
See accompanying notes to financial statements.
92

State Street SPDR Portfolio S&P 500 ETF	State Street SPDR Portfolio S&P 500 Growth ETF	State Street SPDR Portfolio S&P 500 Value ETF	State Street SPDR Portfolio S&P 600 Small Cap ETF	State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	State Street SPDR Portfolio S&P Sector Neutral Dividend ETF

$270,040	$—	$—	$54,497	$44,339	$—
1,253,591,676	261,985,441	586,875,096	204,235,823	143,232,305	338,086
4,470,817	692,722	2,154,616	748,557	801,281	1,958
132,154	20,280	14,881	272,175	174,879	—
572,674	109,055	161,852	2,826,143	191,355	83
(294,036)	(42,934)	(144,299)	(158,586)	(39,721)	(102)
1,258,743,325	262,764,564	589,062,146	207,978,609	144,404,438	340,025

21,146,600	17,905,240	12,499,470	4,091,231	3,581,591	5,676
638,855	299,979	213,728	91,413	81,833	80
4,136	3,291	3,117	2,849	2,817	2,637
21,789,591	18,208,510	12,716,315	4,185,493	3,666,241	8,393
$1,236,953,734	$244,556,054	$576,345,831	$203,793,116	$140,738,197	$331,632

(662,341,135)	(541,170,670)	(382,025,282)	625,636,891	(35,352,435)	(162,311)
(21,698)	—	230,065	—	—	482
11,822,702,504	2,844,706,760	2,294,496,404	798,530,208	409,755,341	1,177,122
8,419,909	—	1,405,961	—	136,890	9,675
—	—	—	498	—	—
23,061,254	—	—	5,841,064	3,451,021	—
11,191,820,834	2,303,536,090	1,914,107,148	1,430,008,661	377,990,817	1,024,968

10,298,035,088	7,894,447,075	2,715,181,477	2,819,756,940	1,943,242,752	1,061,310
27,493,440	—	19,385,335	—	3,309,149	14,831
—	—	—	(943)	(85)	—
(3,765,272)	—	—	383,236	(551,913)	—
10,321,763,256	7,894,447,075	2,734,566,812	2,820,139,233	1,945,999,903	1,076,141
21,513,584,090	10,197,983,165	4,648,673,960	4,250,147,894	2,323,990,720	2,101,109
$22,750,537,824	$10,442,539,219	$5,225,019,791	$4,453,941,010	$2,464,728,917	$2,432,741
93

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2026

	State Street SPDR S&P Aerospace & Defense ETF	State Street SPDR S&P Bank ETF	State Street SPDR S&P Biotech ETF	State Street SPDR S&P Dividend ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$—	$—	$91,703
Dividend income — unaffiliated issuers	26,576,747	36,728,617	24,064,313	594,067,440
Dividend income — affiliated issuers	147,354	55,970	174,243	1,294,287
Unaffiliated securities lending income	537,298	63,978	2,807,397	587,619
Affiliated securities lending income	1,195,786	225,273	7,186,210	466,681
Foreign taxes withheld	—	(118,772)	—	(183,673)
TOTAL INVESTMENT INCOME (LOSS)	28,457,185	36,955,066	34,232,163	596,324,057
EXPENSES
Advisory fee	18,005,700	5,073,865	25,315,156	72,124,308
Trustees’ fees and expenses	31,492	10,935	42,820	146,651
Miscellaneous expenses	2,718	2,660	2,752	2,964
TOTAL EXPENSES	18,039,910	5,087,460	25,360,728	72,273,923
NET INVESTMENT INCOME (LOSS)	$10,417,275	$31,867,606	$8,871,435	$524,050,134
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(111,903,356)	(7,294,433)	(448,561,062)	371,536,500
Investments — affiliated issuers	18,774,639	—	—	—
In-kind redemptions — unaffiliated issuers	1,297,619,504	200,388,306	3,030,190,784	573,431,060
Futures contracts	—	—	—	8,160,246
Net realized gain (loss)	1,204,490,787	193,093,873	2,581,629,722	953,127,806
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	198,685,111	90,351,092	2,020,339,829	1,410,818,391
Investments — affiliated issuers	(1,516,942)	—	—	—
Futures contracts	—	—	—	(1,149,115)
Net change in unrealized appreciation/depreciation	197,168,169	90,351,092	2,020,339,829	1,409,669,276
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,401,658,956	283,444,965	4,601,969,551	2,362,797,082
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,412,076,231	$315,312,571	$4,610,840,986	$2,886,847,216
See accompanying notes to financial statements.
94

State Street SPDR S&P Homebuilders ETF	State Street SPDR S&P Oil & Gas Exploration & Production ETF	State Street SPDR S&P Regional Banking ETF

$—	$15,185	$—
16,337,130	62,278,654	106,914,860
30,103	122,839	175,915
142,509	294,429	116,586
123,756	658,688	237,187
—	—	(334,574)
16,633,498	63,369,795	107,109,974

5,795,057	8,344,626	13,527,893
11,165	12,193	26,890
2,662	2,674	2,701
5,808,884	8,359,493	13,557,484
$10,824,614	$55,010,302	$93,552,490

(119,346,368)	(219,706,835)	(159,095,336)
—	—	—
186,107,682	498,684,668	426,011,356
—	332,909	—
66,761,314	279,310,742	266,916,020

149,708,468	86,867,185	458,719,018
—	—	—
—	(221,404)	—
149,708,468	86,645,781	458,719,018
216,469,782	365,956,523	725,635,038
$227,294,396	$420,966,825	$819,187,528
95

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street SPDR Dow Jones REIT ETF		State Street SPDR Portfolio Nasdaq®100 ETF
	Year Ended 6/30/26	Year Ended 6/30/25	For the Period 6/23/26*- 6/30/26
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$51,557,162	$58,121,141	$814
Net realized gain (loss)	67,921,367	51,227,566	(1,036)
Net change in unrealized appreciation/depreciation	224,923,868	(24,230,970)	539,917
Net increase (decrease) in net assets resulting from operations	344,402,397	85,117,737	539,695
Net equalization credits and charges	19,557,339	(18,738,592)	588
Distributions to shareholders	(64,953,989)	(71,257,603)	—
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,109,092,072	1,742,198,588	34,371,935
Cost of shares redeemed	(1,557,027,967)	(1,168,639,531)	(2,493,758)
Net income equalization	(19,557,339)	18,738,592	(588)
Net increase (decrease) in net assets from beneficial interest transactions	(467,493,234)	592,297,649	31,877,589
Net increase (decrease) in net assets during the period	(168,487,487)	587,419,191	32,417,872
Net assets at beginning of period	2,001,573,669	1,414,154,478	—
NET ASSETS AT END OF PERIOD	$1,833,086,182	$2,001,573,669	$32,417,872
SHARES OF BENEFICIAL INTEREST:
Shares sold	10,800,000	17,125,000	1,400,000
Shares redeemed	(15,325,000)	(11,550,000)	(100,000)
Net increase (decrease) from share transactions	(4,525,000)	5,575,000	1,300,000

*	Commencement of operations.
See accompanying notes to financial statements.
96

State Street SPDR Portfolio S&P 500 High Dividend ETF		State Street SPDR Portfolio S&P 400 Mid Cap ETF		State Street SPDR Portfolio S&P 500 ETF
Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25

$319,594,092	$282,841,402	$211,926,380	$177,897,325	$1,236,953,734	$710,192,888
341,181,203	265,822,063	1,214,836,138	244,225,556	11,191,820,834	3,324,474,621
501,661,995	59,662,637	2,193,834,905	341,552,418	10,321,763,256	4,124,771,534
1,162,437,290	608,326,102	3,620,597,423	763,675,299	22,750,537,824	8,159,439,043
6,872,283	(3,339,021)	2,277,552	2,415,953	9,283,508	34,408,490
(330,491,604)	(299,609,190)	(211,492,384)	(178,603,430)	(1,185,032,707)	(736,900,978)

1,981,692,324	1,984,453,421	4,556,143,409	3,563,926,652	93,378,349,694	35,998,943,014
(2,279,399,132)	(1,375,097,057)	(2,745,269,037)	(1,016,471,082)	(32,610,659,708)	(10,274,923,463)
(6,872,283)	3,339,021	(2,277,552)	(2,415,953)	(9,283,508)	(34,408,490)
(304,579,091)	612,695,385	1,808,596,820	2,545,039,617	60,758,406,478	25,689,611,061
534,238,878	918,073,276	5,219,979,411	3,132,527,439	82,333,195,103	33,146,557,616
6,839,934,395	5,921,861,119	13,179,786,578	10,047,259,139	72,857,080,454	39,710,522,838
$7,374,173,273	$6,839,934,395	$18,399,765,989	$13,179,786,578	$155,190,275,557	$72,857,080,454

44,400,000	45,200,000	76,150,000	66,150,000	1,158,450,000	532,500,000
(50,950,000)	(31,350,000)	(46,000,000)	(19,500,000)	(395,550,000)	(151,300,000)
(6,550,000)	13,850,000	30,150,000	46,650,000	762,900,000	381,200,000
97

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street SPDR Portfolio S&P 500 Growth ETF		State Street SPDR Portfolio S&P 500 Value ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$244,556,054	$204,978,561	$576,345,831	$507,629,843
Net realized gain (loss)	2,303,536,090	3,400,032,617	1,914,107,148	1,846,974,343
Net change in unrealized appreciation/depreciation	7,894,447,075	2,268,792,437	2,734,566,812	(119,348,057)
Net increase (decrease) in net assets resulting from operations	10,442,539,219	5,873,803,615	5,225,019,791	2,235,256,129
Net equalization credits and charges	1,549,171	1,906,503	6,252,146	8,613,658
Distributions to shareholders	(245,051,432)	(210,393,325)	(579,016,862)	(513,571,272)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	11,893,558,326	12,754,167,376	13,134,007,846	12,115,612,591
Cost of shares redeemed	(7,237,740,703)	(9,507,905,361)	(9,037,698,860)	(8,714,876,027)
Net income equalization	(1,549,171)	(1,906,503)	(6,252,146)	(8,613,658)
Net increase (decrease) in net assets from beneficial interest transactions	4,654,268,452	3,244,355,512	4,090,056,840	3,392,122,906
Net increase (decrease) in net assets during the period	14,853,305,410	8,909,672,305	8,742,311,915	5,122,421,421
Net assets at beginning of period	37,825,460,300	28,915,787,995	26,579,070,480	21,456,649,059
NET ASSETS AT END OF PERIOD	$52,678,765,710	$37,825,460,300	$35,321,382,395	$26,579,070,480
SHARES OF BENEFICIAL INTEREST:
Shares sold	113,200,000	146,950,000	232,150,000	236,500,000
Shares redeemed	(67,850,000)	(111,300,000)	(159,150,000)	(168,850,000)
Net increase (decrease) from share transactions	45,350,000	35,650,000	73,000,000	67,650,000
See accompanying notes to financial statements.
98

State Street SPDR Portfolio S&P 600 Small Cap ETF		State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF		State Street SPDR Portfolio S&P Sector Neutral Dividend ETF
Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25

$203,793,116	$183,512,369	$140,738,197	$124,711,133	$331,632	$249,771
1,430,008,661	395,451,506	377,990,817	236,169,746	1,024,968	852,816
2,820,139,233	(200,402,125)	1,945,999,903	936,794,702	1,076,141	74,616
4,453,941,010	378,561,750	2,464,728,917	1,297,675,581	2,432,741	1,177,203
(1,819,898)	1,743,250	1,607,613	1,466,456	(676)	13,741
(222,629,369)	(218,076,408)	(141,337,599)	(126,620,853)	(337,240)	(253,066)

3,607,552,983	2,799,953,161	1,434,034,205	1,309,495,850	4,587,345	6,382,902
(2,222,357,642)	(1,879,808,572)	(700,429,869)	(533,664,217)	(4,271,040)	(3,067,359)
1,819,898	(1,743,250)	(1,607,613)	(1,466,456)	676	(13,741)
1,387,015,239	918,401,339	731,996,723	774,365,177	316,981	3,301,802
5,616,506,982	1,080,629,931	3,056,995,654	1,946,886,361	2,411,806	4,239,680
11,302,393,612	10,221,763,681	10,525,164,718	8,578,278,357	10,092,103	5,852,423
$16,918,900,594	$11,302,393,612	$13,582,160,372	$10,525,164,718	$12,503,909	$10,092,103

73,300,000	62,900,000	17,300,000	18,900,000	110,000	170,000
(45,100,000)	(43,900,000)	(8,300,000)	(7,750,000)	(100,000)	(80,000)
28,200,000	19,000,000	9,000,000	11,150,000	10,000	90,000
99

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street SPDR S&P Aerospace & Defense ETF		State Street SPDR S&P Bank ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,417,275	$14,084,710	$31,867,606	$50,262,068
Net realized gain (loss)	1,204,490,787	712,717,140	193,093,873	163,033,721
Net change in unrealized appreciation/depreciation	197,168,169	400,508,999	90,351,092	49,156,413
Net increase (decrease) in net assets resulting from operations	1,412,076,231	1,127,310,849	315,312,571	262,452,202
Net equalization credits and charges	(1,267,807)	3,623	(30,585)	(940,233)
Distributions to shareholders	(15,805,430)	(17,459,607)	(33,615,083)	(49,923,295)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	4,372,630,384	2,375,759,975	2,902,407,773	2,486,570,424
Cost of shares redeemed	(2,904,210,626)	(1,996,111,325)	(3,168,072,323)	(2,652,504,244)
Net income equalization	1,267,807	(3,623)	30,585	940,233
Net increase (decrease) in net assets from beneficial interest transactions	1,469,687,565	379,645,027	(265,633,965)	(164,993,587)
Net increase (decrease) in net assets during the period	2,864,690,559	1,489,499,892	16,032,938	46,595,087
Net assets at beginning of period	3,603,615,750	2,114,115,858	1,491,301,051	1,444,705,964
NET ASSETS AT END OF PERIOD	$6,468,306,309	$3,603,615,750	$1,507,333,989	$1,491,301,051
SHARES OF BENEFICIAL INTEREST:
Shares sold	16,975,000	13,925,000	46,800,000	45,350,000
Shares redeemed	(11,300,000)	(11,925,000)	(51,450,000)	(49,750,000)
Net increase (decrease) from share transactions	5,675,000	2,000,000	(4,650,000)	(4,400,000)
See accompanying notes to financial statements.
100

State Street SPDR S&P Biotech ETF		State Street SPDR S&P Dividend ETF		State Street SPDR S&P Homebuilders ETF
Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25

$8,871,435	$1,218,974	$524,050,134	$506,706,734	$10,824,614	$12,737,246
2,581,629,722	429,381,880	953,127,806	979,867,935	66,761,314	166,168,344
2,020,339,829	(1,120,156,441)	1,409,669,276	371,537,855	149,708,468	(238,965,866)
4,610,840,986	(689,555,587)	2,886,847,216	1,858,112,524	227,294,396	(60,060,276)
(4,687,752)	6,917,818	1,410,186	207,875	(40,460)	(756,176)
(37,471,900)	(2,066,174)	(533,825,830)	(536,428,847)	(10,958,717)	(12,144,693)

30,806,492,043	17,331,904,925	1,348,458,488	2,415,434,567	5,555,558,571	5,359,523,252
(29,506,489,139)	(18,735,107,121)	(2,244,970,012)	(3,509,250,336)	(5,163,685,527)	(5,692,008,045)
4,687,752	(6,917,818)	(1,410,186)	(207,875)	40,460	756,176
1,304,690,656	(1,410,120,014)	(897,921,710)	(1,094,023,644)	391,913,504	(331,728,617)
5,873,371,990	(2,094,823,957)	1,456,509,862	227,867,908	608,208,723	(404,689,762)
4,822,162,218	6,916,986,175	19,936,669,592	19,708,801,684	1,339,762,507	1,744,452,269
$10,695,534,208	$4,822,162,218	$21,393,179,454	$19,936,669,592	$1,947,971,230	$1,339,762,507

262,275,000	191,650,000	9,200,000	17,750,000	51,350,000	49,450,000
(252,850,000)	(208,075,000)	(15,450,000)	(25,950,000)	(48,100,000)	(53,100,000)
9,425,000	(16,425,000)	(6,250,000)	(8,200,000)	3,250,000	(3,650,000)
101

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street SPDR S&P Oil & Gas Exploration & Production ETF		State Street SPDR S&P Regional Banking ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$55,010,302	$58,819,210	$93,552,490	$102,159,134
Net realized gain (loss)	279,310,742	(91,321,629)	266,916,020	315,710,829
Net change in unrealized appreciation/depreciation	86,645,781	(298,843,301)	458,719,018	(110,317,448)
Net increase (decrease) in net assets resulting from operations	420,966,825	(331,345,720)	819,187,528	307,552,515
Net equalization credits and charges	2,149,776	1,445,639	3,823,356	(3,552,256)
Distributions to shareholders	(55,341,087)	(57,805,426)	(96,587,546)	(98,699,723)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	11,814,860,174	9,237,578,645	27,630,184,968	18,323,149,732
Cost of shares redeemed	(11,081,837,154)	(10,443,866,281)	(26,662,654,133)	(17,865,033,843)
Net income equalization	(2,149,776)	(1,445,639)	(3,823,356)	3,552,256
Net increase (decrease) in net assets from beneficial interest transactions	730,873,244	(1,207,733,275)	963,707,479	461,668,145
Contribution from affiliate (Note 5)	—	—	—	24,494
Net increase (decrease) in net assets during the period	1,098,648,758	(1,595,438,782)	1,690,130,817	666,993,175
Net assets at beginning of period	1,892,962,636	3,488,401,418	3,379,291,202	2,712,298,027
NET ASSETS AT END OF PERIOD	$2,991,611,394	$1,892,962,636	$5,069,422,019	$3,379,291,202
SHARES OF BENEFICIAL INTEREST:
Shares sold	79,550,000	71,300,000	418,100,000	312,250,000
Shares redeemed	(75,200,000)	(80,200,000)	(407,200,000)	(310,650,000)
Net increase (decrease) from share transactions	4,350,000	(8,900,000)	10,900,000	1,600,000
See accompanying notes to financial statements.
102

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street SPDR Dow Jones REIT ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$96.43	$93.15	$90.50	$95.05	$104.87
Income (loss) from investment operations:
Net investment income (loss) (a)	3.01	3.24	2.82	2.74	2.18
Net realized and unrealized gain (loss) (b)	16.13	4.87	3.46	(4.28)	(8.86)
Total from investment operations	19.14	8.11	6.28	(1.54)	(6.68)
Net equalization credits and charges (a)	1.14	(1.04)	(0.10)	0.53	0.06
Distributions to shareholders from:
Net investment income	(3.78)	(3.79)	(3.53)	(3.54)	(3.20)
Net asset value, end of period	$112.93	$96.43	$93.15	$90.50	$95.05
Total return (c)	21.51%	7.51%	6.97%	(0.81)%	(6.69)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,833,086	$2,001,574	$1,414,154	$1,342,210	$1,721,063
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%	0.26%	0.25%
Net investment income (loss)	2.94%	3.23%	3.13%	3.00%	1.96%
Portfolio turnover rate (d)	8%	13%	4%	5%	10%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
103

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

State Street SPDR Portfolio Nasdaq®100 ETF
For the Period 6/23/26*- 6/30/26
Net asset value, beginning of period	$24.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.00 (b)
Net realized and unrealized gain (loss) (c)	0.77
Total from investment operations	0.77
Net equalization credits and charges (a)	0.00 (b)
Net asset value, end of period	$24.94
Total return (d)	3.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$32,418
Ratios to average net assets:
Total expenses	0.10%(e)
Net investment income (loss)	0.41%(e)
Portfolio turnover rate (f)	0%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.005 per share.
(c)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
104

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio S&P 500 High Dividend ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$42.46	$40.22	$37.11	$39.89	$40.09
Income (loss) from investment operations:
Net investment income (loss) (a)	1.98	1.84	1.73	1.66	1.60
Net realized and unrealized gain (loss) (b)	5.26	2.34	3.17	(2.67)	(0.19)
Total from investment operations	7.24	4.18	4.90	(1.01)	1.41
Net equalization credits and charges (a)	0.04	(0.02)	0.04	0.01	(0.04)
Distributions to shareholders from:
Net investment income	(2.03)	(1.92)	(1.83)	(1.78)	(1.57)
Net asset value, end of period	$47.71	$42.46	$40.22	$37.11	$39.89
Total return (c)	17.54%	10.31%	13.61%	(2.46)%	3.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,374,173	$6,839,934	$5,921,861	$6,511,147	$7,767,907
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.08%	0.07%
Net investment income (loss)	4.40%	4.23%	4.54%	4.23%	3.83%
Portfolio turnover rate (d)	29%	29%	43%	46%	29%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
105

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio S&P 400 Mid Cap ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$54.37	$51.33	$45.90	$39.70	$47.21
Income (loss) from investment operations:
Net investment income (loss) (a)	0.82	0.81	0.76	0.72	0.64
Net realized and unrealized gain (loss) (b)	13.12	3.02	5.39	6.19	(7.50)
Total from investment operations	13.94	3.83	6.15	6.91	(6.86)
Net equalization credits and charges (a)	0.01	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.81)	(0.80)	(0.73)	(0.72)	(0.66)
Net asset value, end of period	$67.51	$54.37	$51.33	$45.90	$39.70
Total return (c)	25.83%	7.51%	13.52%	17.60%	(14.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,399,766	$13,179,787	$10,047,259	$6,712,402	$4,557,863
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.06%	0.05%
Net investment income (loss)	1.37%	1.50%	1.58%	1.66%	1.37%
Portfolio turnover rate (d)	17%	13%	20%	17%	13%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
106

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio S&P 500 ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$72.72	$63.97	$52.14	$44.34	$50.34
Income (loss) from investment operations:
Net investment income (loss) (a)	0.94	0.89	0.85	0.79	0.73
Net realized and unrealized gain (loss) (b)	15.17	8.71	11.77	7.79	(6.03)
Total from investment operations	16.11	9.60	12.62	8.58	(5.30)
Net equalization credits and charges (a)	0.01	0.04	0.05	0.01	0.02
Distributions to shareholders from:
Net investment income	(0.91)	(0.89)	(0.84)	(0.79)	(0.72)
Net asset value, end of period	$87.93	$72.72	$63.97	$52.14	$44.34
Total return (c)	22.28%	15.14%	24.51%	19.58%	(10.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$155,190,276	$72,857,080	$39,710,523	$18,776,812	$12,762,052
Ratios to average net assets:
Total expenses	0.02%	0.02%	0.02%	0.04%	0.03%
Net investment income (loss)	1.17%	1.32%	1.50%	1.67%	1.42%
Portfolio turnover rate (d)	3%	3%	3%	2%	2%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
107

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio S&P 500 Growth ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$95.35	$80.09	$61.02	$52.23	$62.98
Income (loss) from investment operations:
Net investment income (loss) (a)	0.58	0.54	0.61	0.65	0.47
Net realized and unrealized gain (loss) (b)	23.82	15.26	19.05	8.78	(10.76)
Total from investment operations	24.40	15.80	19.66	9.43	(10.29)
Net equalization credits and charges (a)	0.00 (c)	0.01	0.02	0.00 (c)	0.01
Distributions to shareholders from:
Net investment income	(0.58)	(0.55)	(0.61)	(0.64)	(0.47)
Net asset value, end of period	$119.17	$95.35	$80.09	$61.02	$52.23
Total return (d)	25.66%	19.81%	32.45%	18.21%	(16.45)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$52,678,766	$37,825,460	$28,915,788	$17,732,988	$11,849,300
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.05%	0.04%
Net investment income (loss)	0.55%	0.64%	0.91%	1.19%	0.73%
Portfolio turnover rate (e)	21%	22%	32%	33%	14%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
108

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio S&P 500 Value ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$52.35	$48.76	$43.21	$36.81	$39.54
Income (loss) from investment operations:
Net investment income (loss) (a)	1.05	1.06	0.98	0.84	0.86
Net realized and unrealized gain (loss) (b)	8.47	3.57	5.53	6.39	(2.76)
Total from investment operations	9.52	4.63	6.51	7.23	(1.90)
Net equalization credits and charges (a)	0.01	0.02	0.02	0.01	0.02
Distributions to shareholders from:
Net investment income	(1.05)	(1.06)	(0.98)	(0.84)	(0.85)
Net asset value, end of period	$60.83	$52.35	$48.76	$43.21	$36.81
Total return (c)	18.32%	9.58%	15.23%	19.94%	(4.92)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$35,321,382	$26,579,070	$21,456,649	$16,055,170	$12,504,326
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.05%	0.04%
Net investment income (loss)	1.84%	2.06%	2.14%	2.12%	2.12%
Portfolio turnover rate (d)	24%	30%	33%	27%	16%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
109

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio S&P 600 Small Cap ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$42.60	$41.50	$38.86	$36.00	$43.95
Income (loss) from investment operations:
Net investment income (loss) (a)	0.73	0.69	0.72	0.66	0.61
Net realized and unrealized gain (loss) (b)	15.11	1.22	2.61	2.80	(7.95)
Total from investment operations	15.84	1.91	3.33	3.46	(7.34)
Net equalization credits and charges (a)	(0.01)	0.01	0.02	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.79)	(0.82)	(0.71)	(0.61)	(0.62)
Net asset value, end of period	$57.64	$42.60	$41.50	$38.86	$36.00
Total return (c)	37.47%	4.58%	8.64%	9.75%	(16.87)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,918,901	$11,302,394	$10,221,764	$7,651,569	$4,008,887
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.05%	0.05%
Net investment income (loss)	1.49%	1.58%	1.80%	1.75%	1.45%
Portfolio turnover rate (d)	30%	21%	24%	22%	16%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
110

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$74.91	$66.32	$54.48	$46.46	$52.97
Income (loss) from investment operations:
Net investment income (loss) (a)	0.97	0.92	0.88	0.82	0.76
Net realized and unrealized gain (loss) (b)	15.93	8.59	11.84	8.02	(6.51)
Total from investment operations	16.90	9.51	12.72	8.84	(5.75)
Net equalization credits and charges (a)	0.01	0.01	0.00 (c)	0.00 (c)	0.01
Other capital	—	—	—	—	0.00 (c)
Distributions to shareholders from:
Net investment income	(0.97)	(0.93)	(0.88)	(0.82)	(0.77)
Net asset value, end of period	$90.85	$74.91	$66.32	$54.48	$46.46
Total return (d)	22.69%	14.43%	23.52%	19.26%	(11.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,582,160	$10,525,165	$8,578,278	$6,540,117	$5,117,088
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.04%	0.03%
Net investment income (loss)	1.18%	1.32%	1.50%	1.67%	1.41%
Portfolio turnover rate (e)	3%	2%	3%	2%	1%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
111

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio S&P Sector Neutral Dividend ETF
	Year Ended 6/30/26	Year Ended 6/30/25	For the Period 9/12/23*- 6/30/24
Net asset value, beginning of period	$38.82	$34.43	$30.06
Income (loss) from investment operations:
Net investment income (loss) (a)	1.22	1.11	0.80
Net realized and unrealized gain (loss) (b)	7.52	4.30	4.29
Total from investment operations	8.74	5.41	5.09
Net equalization credits and charges (a)	0.00 (c)	0.06	0.03
Distributions to shareholders from:
Net investment income	(1.25)	(1.08)	(0.75)
Net asset value, end of period	$46.31	$38.82	$34.43
Total return (d)	22.88%	16.03%	17.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,504	$10,092	$5,852
Ratios to average net assets:
Total expenses	0.07%	0.05%	0.05%(e)
Net investment income (loss)	2.92%	2.98%	3.08%(e)
Portfolio turnover rate (f)	31%	32%	23%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
112

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Aerospace & Defense ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$210.74	$140.01	$121.58	$100.60	$132.28
Income (loss) from investment operations:
Net investment income (loss) (a)	0.51	0.89	0.85	0.55	0.49
Net realized and unrealized gain (loss) (b)	73.63	70.94	18.39	21.01	(31.72)
Total from investment operations	74.14	71.83	19.24	21.56	(31.23)
Net equalization credits and charges (a)	(0.06)	0.00 (c)	(0.02)	(0.01)	0.00 (c)
Distributions to shareholders from:
Net investment income	(0.81)	(1.10)	(0.79)	(0.57)	(0.45)
Net asset value, end of period	$284.01	$210.74	$140.01	$121.58	$100.60
Total return (d)	35.23%	51.49%	15.85%	21.49%	(23.65)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,468,306	$3,603,616	$2,114,116	$1,537,931	$1,229,876
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income (loss)	0.20%	0.53%	0.65%	0.50%	0.42%
Portfolio turnover rate (e)	33%	35%	36%	26%	38%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
113

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Bank ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$55.75	$46.38	$35.99	$43.89	$51.31
Income (loss) from investment operations:
Net investment income (loss) (a)	1.34	1.37	1.33	1.21	1.15
Net realized and unrealized gain (loss) (b)	12.58	9.44	10.36	(7.82)	(7.26)
Total from investment operations	13.92	10.81	11.69	(6.61)	(6.11)
Net equalization credits and charges (a)	0.00 (c)	(0.03)	0.05	(0.01)	(0.06)
Distributions to shareholders from:
Net investment income	(1.47)	(1.41)	(1.35)	(1.28)	(1.25)
Net asset value, end of period	$68.20	$55.75	$46.38	$35.99	$43.89
Total return (d)	25.25%	23.35%	32.98%	(15.33)%	(12.36)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,507,334	$1,491,301	$1,444,706	$1,351,476	$2,075,901
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income (loss)	2.20%	2.52%	3.14%	2.75%	2.19%
Portfolio turnover rate (e)	26%	22%	42%	34%	37%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
114

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Biotech ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$82.89	$92.72	$83.25	$74.24	$135.54
Income (loss) from investment operations:
Net investment income (loss) (a)	0.14	0.02	0.03	(0.09)	(0.17)
Net realized and unrealized gain (loss) (b)	75.84	(9.92)	9.56	9.10	(61.02)
Total from investment operations	75.98	(9.90)	9.59	9.01	(61.19)
Net equalization credits and charges (a)	(0.08)	0.10	0.01	0.00 (c)	(0.11)
Other capital	—	—	—	—	0.00 (c)
Distributions to shareholders from:
Net investment income	(0.57)	(0.03)	(0.13)	(0.00)(c)	—
Net asset value, end of period	$158.22	$82.89	$92.72	$83.25	$74.24
Total return (d)	91.72%	(10.57)%	11.53%	12.15%	(45.23)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,695,534	$4,822,162	$6,916,986	$6,445,876	$6,844,470
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income (loss)	0.12%	0.02%	0.04%	(0.11)%	(0.17)%
Portfolio turnover rate (e)	71%	43%	90%	65%	64%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
115

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Dividend ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$135.80	$127.15	$122.61	$118.68	$122.33
Income (loss) from investment operations:
Net investment income (loss) (a)	3.66	3.36	3.24	3.35	3.25
Net realized and unrealized gain (loss) (b)	16.47	8.85	4.67	3.76	(3.57)
Total from investment operations	20.13	12.21	7.91	7.11	(0.32)
Net equalization credits and charges (a)	0.01	0.00 (c)	(0.03)	0.01	0.02
Distributions to shareholders from:
Net investment income	(3.73)	(3.56)	(3.34)	(3.19)	(3.35)
Net asset value, end of period	$152.21	$135.80	$127.15	$122.61	$118.68
Total return (d)	15.01%	9.64%	6.52%	6.06%	(0.28)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,393,179	$19,936,670	$19,708,802	$22,057,452	$20,591,731
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income (loss)	2.54%	2.48%	2.63%	2.71%	2.61%
Portfolio turnover rate (e)	28%	26%	55%	29%	24%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
116

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Homebuilders ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$98.51	$101.13	$80.29	$54.70	$73.23
Income (loss) from investment operations:
Net investment income (loss) (a)	0.70	0.76	0.70	0.70	0.51
Net realized and unrealized gain (loss) (b)	17.12	(2.57)	20.72	25.57	(18.48)
Total from investment operations	17.82	(1.81)	21.42	26.27	(17.97)
Net equalization credits and charges (a)	(0.00)(c)	(0.04)	0.01	0.02	(0.04)
Contribution from affiliate	—	—	0.10	—	—
Distributions to shareholders from:
Net investment income	(0.72)	(0.77)	(0.69)	(0.70)	(0.52)
Net asset value, end of period	$115.61	$98.51	$101.13	$80.29	$54.70
Total return (d)	18.14%	(1.86)%	26.90%(e)	48.39%	(24.73)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,947,971	$1,339,763	$1,744,452	$1,328,722	$886,171
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income (loss)	0.65%	0.70%	0.76%	1.08%	0.70%
Portfolio turnover rate (f)	31%	20%	45%	27%	21%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	If an affiliate had not made a contribution to the fund during the fiscal year ended June 30, 2024, the total return would have been 26.80%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
117

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Oil & Gas Exploration & Production ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$125.78	$145.65	$128.79	$119.42	$96.74
Income (loss) from investment operations:
Net investment income (loss) (a)	3.38	3.25	3.22	3.83	2.07
Net realized and unrealized gain (loss) (b)	28.17	(19.98)	16.97	9.69	22.83
Total from investment operations	31.55	(16.73)	20.19	13.52	24.90
Net equalization credits and charges (a)	0.13	0.08	0.02	(0.26)	(0.14)
Other capital	—	—	—	(0.00)(c)	—
Distributions to shareholders from:
Net investment income	(3.25)	(3.22)	(3.35)	(3.89)	(2.08)
Net asset value, end of period	$154.21	$125.78	$145.65	$128.79	$119.42
Total return (d)	25.39%	(11.48)%	15.74%	11.22%	25.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,991,611	$1,892,963	$3,488,401	$3,226,153	$4,072,300
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income (loss)	2.31%	2.44%	2.25%	2.85%	1.88%
Portfolio turnover rate (e)	42%	33%	36%	29%	42%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
118

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Regional Banking ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$59.44	$49.09	$40.82	$58.09	$65.50
Income (loss) from investment operations:
Net investment income (loss) (a)	1.60	1.57	1.55	1.53	1.42
Net realized and unrealized gain (loss) (b)	15.31	10.39	8.34	(17.44)	(7.33)
Total from investment operations	16.91	11.96	9.89	(15.91)	(5.91)
Net equalization credits and charges (a)	0.07	(0.05)	(0.04)	0.18	(0.07)
Contribution from affiliate (Note 5)	—	0.00 (c)	—	—	—
Distributions to shareholders from:
Net investment income	(1.60)	(1.56)	(1.58)	(1.54)	(1.43)
Net asset value, end of period	$74.82	$59.44	$49.09	$40.82	$58.09
Total return (d)	28.90%	24.37%	24.30%	(27.47)%	(9.37)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,069,422	$3,379,291	$2,712,298	$2,904,657	$3,064,455
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income (loss)	2.42%	2.66%	3.31%	2.84%	2.08%
Portfolio turnover rate (e)	43%	42%	51%	61%	44%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
119

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

1. Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

State Street SPDR Dow Jones REIT ETF (formerly SPDR Dow Jones REIT ETF)
State Street SPDR Portfolio Nasdaq® 100 ETF
State Street SPDR Portfolio S&P 500 High Dividend ETF (formerly SPDR Portfolio S&P 500 High Dividend ETF)
State Street SPDR Portfolio S&P 400 Mid Cap ETF (formerly SPDR Portfolio S&P 400 Mid Cap ETF)
State Street SPDR Portfolio S&P 500 ETF (formerly SPDR Portfolio S&P 500 ETF)
State Street SPDR Portfolio S&P 500 Growth ETF (formerly SPDR Portfolio S&P 500 Growth ETF)
State Street SPDR Portfolio S&P 500 Value ETF (formerly SPDR Portfolio S&P 500 Value ETF)
State Street SPDR Portfolio S&P 600 Small Cap ETF (formerly SPDR Portfolio S&P 600 Small Cap ETF)
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF (formerly SPDR Portfolio S&P 1500 Composite Stock Market ETF)
State Street SPDR Portfolio S&P Sector Neutral Dividend ETF (formerly SPDR Portfolio S&P Sector Neutral Dividend ETF)
State Street SPDR S&P Aerospace & Defense ETF (formerly SPDR S&P Aerospace & Defense ETF)
State Street SPDR S&P Bank ETF (formerly SPDR S&P Bank ETF)
State Street SPDR S&P Biotech ETF (formerly SPDR S&P Biotech ETF)
State Street SPDR S&P Dividend ETF (formerly SPDR S&P Dividend ETF)
State Street SPDR S&P Homebuilders ETF (formerly SPDR S&P Homebuilders ETF)
State Street SPDR S&P Oil & Gas Exploration & Production ETF (formerly SPDR S&P Oil & Gas Exploration & Production ETF)
State Street SPDR S&P Regional Banking ETF (formerly SPDR S&P Regional Banking ETF)
Each Fund is classified as a diversified investment company under the 1940 Act, except that the State Street SPDR Portfolio S&P 500 Growth ETF and the State Street SPDR Portfolio S&P Sector Neutral Dividend ETF are each classified as a non-diversified investment company.
The State Street SPDR Portfolio Nasdaq 100 ETF commenced operations on June 23, 2026.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
120

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
• Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
121

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2026, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
122

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4. Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended June 30, 2026, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
State Street SPDR Dow Jones REIT ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR Portfolio S&P 500 High Dividend ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR Portfolio S&P 400 Mid Cap ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR Portfolio S&P 500 ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR Portfolio S&P 600 Small Cap ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR S&P Dividend ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR S&P Oil & Gas Exploration & Production ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
123

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

The following tables summarize the value of the Funds' derivative instruments as of June 30, 2026, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	$—	$—	$—	$8,730	$—	$8,730
State Street SPDR Portfolio S&P 400 Mid Cap ETF
Futures Contracts	—	—	—	275,670	—	275,670
State Street SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	648,118	—	648,118
State Street SPDR S&P Dividend ETF
Futures Contracts	—	—	—	7,754	—	7,754

	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$254,223	$—	$254,223
State Street SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	393,467	—	393,467
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	179,501	—	179,501
State Street SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	303,050	—	303,050

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$64,776	$—	$64,776
State Street SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	6,206,756	—	6,206,756
State Street SPDR Portfolio S&P 400 Mid Cap ETF
Futures Contracts	—	—	—	2,422,762	—	2,422,762
State Street SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	23,061,254	—	23,061,254
State Street SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	5,841,064	—	5,841,064
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	3,451,021	—	3,451,021
State Street SPDR S&P Dividend ETF
Futures Contracts	—	—	—	8,160,246	—	8,160,246
State Street SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	332,909	—	332,909

124

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$(236,674)	$—	$(236,674)
State Street SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	(888,366)	—	(888,366)
State Street SPDR Portfolio S&P 400 Mid Cap ETF
Futures Contracts	—	—	—	105,495	—	105,495
State Street SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	(3,765,272)	—	(3,765,272)
State Street SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	383,236	—	383,236
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	(551,913)	—	(551,913)
State Street SPDR S&P Dividend ETF
Futures Contracts	—	—	—	(1,149,115)	—	(1,149,115)
State Street SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	(221,404)	—	(221,404)
5. Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street SPDR Dow Jones REIT ETF	0.25%
State Street SPDR Portfolio Nasdaq® 100 ETF	0.10
State Street SPDR Portfolio S&P 500 High Dividend ETF	0.07
State Street SPDR Portfolio S&P 400 Mid Cap ETF	0.03
State Street SPDR Portfolio S&P 500 ETF	0.02
State Street SPDR Portfolio S&P 500 Growth ETF	0.04
State Street SPDR Portfolio S&P 500 Value ETF	0.04
State Street SPDR Portfolio S&P 600 Small Cap ETF	0.03
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.03
State Street SPDR Portfolio S&P Sector Neutral Dividend ETF	0.05
State Street SPDR S&P Aerospace & Defense ETF	0.35
State Street SPDR S&P Bank ETF	0.35
State Street SPDR S&P Biotech ETF	0.35
State Street SPDR S&P Dividend ETF	0.35
State Street SPDR S&P Homebuilders ETF	0.35
State Street SPDR S&P Oil & Gas Exploration & Production ETF	0.35
State Street SPDR S&P Regional Banking ETF	0.35

125

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June 30, 2026

From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2026. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2026 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty-five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2026 are disclosed in the Schedules of Investments.
During the year ended June 30, 2025, the Adviser made a contribution of $24,494 to the State Street SPDR S&P Regional Banking ETF related to a trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6. Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
126

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

7. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended June 30, 2026, were as follows:
	Purchases	Sales
State Street SPDR Dow Jones REIT ETF	$148,506,493	$143,118,535
State Street SPDR Portfolio Nasdaq® 100 ETF	48,626	39,324
State Street SPDR Portfolio S&P 500 High Dividend ETF	2,384,841,831	2,077,001,377
State Street SPDR Portfolio S&P 400 Mid Cap ETF	2,665,841,108	2,626,468,585
State Street SPDR Portfolio S&P 500 ETF	4,090,325,182	2,671,785,129
State Street SPDR Portfolio S&P 500 Growth ETF	9,383,706,081	9,383,938,864
State Street SPDR Portfolio S&P 500 Value ETF	7,644,142,306	7,553,840,283
State Street SPDR Portfolio S&P 600 Small Cap ETF	4,161,412,306	4,101,193,487
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	336,224,142	321,401,733
State Street SPDR Portfolio S&P Sector Neutral Dividend ETF	3,479,410	3,554,142
State Street SPDR S&P Aerospace & Defense ETF	1,693,907,555	1,678,518,861
State Street SPDR S&P Bank ETF	368,301,490	367,672,303
State Street SPDR S&P Biotech ETF	5,485,515,398	5,222,857,043
State Street SPDR S&P Dividend ETF	6,178,786,919	5,764,076,076
State Street SPDR S&P Homebuilders ETF	521,890,658	520,829,020
State Street SPDR S&P Oil & Gas Exploration & Production ETF	1,013,891,948	1,001,415,278
State Street SPDR S&P Regional Banking ETF	1,662,951,629	1,661,928,083
For the year ended June 30, 2026, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street SPDR Dow Jones REIT ETF	$1,005,226,409	$1,452,927,224	$90,754,160
State Street SPDR Portfolio Nasdaq® 100 ETF	31,863,639	—	—
State Street SPDR Portfolio S&P 500 High Dividend ETF	1,591,625,643	2,203,642,932	384,839,992
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4,350,610,018	2,535,421,979	1,338,988,672
State Street SPDR Portfolio S&P 500 ETF	86,966,263,806	27,517,269,465	11,831,122,413
State Street SPDR Portfolio S&P 500 Growth ETF	11,262,787,348	6,600,702,178	2,844,706,760
State Street SPDR Portfolio S&P 500 Value ETF	12,733,196,618	8,701,933,241	2,295,902,365
State Street SPDR Portfolio S&P 600 Small Cap ETF	3,425,885,973	2,037,256,550	798,530,208
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	1,403,045,147	669,814,678	409,892,231
State Street SPDR Portfolio S&P Sector Neutral Dividend ETF	4,578,067	4,186,383	1,186,797
State Street SPDR S&P Aerospace & Defense ETF	4,246,810,595	2,792,625,401	1,297,619,504
State Street SPDR S&P Bank ETF	2,084,118,454	2,349,293,839	200,388,306
State Street SPDR S&P Biotech ETF	22,318,839,023	20,999,500,493	3,030,190,784
State Street SPDR S&P Dividend ETF	887,756,953	2,173,149,535	573,431,060
State Street SPDR S&P Homebuilders ETF	4,410,170,748	4,026,942,682	186,107,682
State Street SPDR S&P Oil & Gas Exploration & Production ETF	8,307,944,614	7,587,678,194	498,684,668
State Street SPDR S&P Regional Banking ETF	19,168,315,390	18,204,101,131	426,011,356
127

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

8. Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9. Income Tax Information
The Funds, other than State Street SPDR Portfolio Nasdaq® 100 ETF, have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The State Street SPDR Portfolio Nasdaq® 100 ETF intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds, other than State Street SPDR Portfolio Nasdaq® 100 ETF, file federal and various state and local tax returns as required. The State Street SPDR Portfolio Nasdaq® 100 ETF will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, passive foreign investment companies, adviser contributions, corporate actions, futures contracts mark to market, wash sale loss deferrals, and distributions in excess of current earnings.
The tax character of distributions paid during the year ended June 30, 2026 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street SPDR Dow Jones REIT ETF	$64,953,989	$—	$64,953,989
State Street SPDR Portfolio Nasdaq® 100 ETF	—	—	—
State Street SPDR Portfolio S&P 500 High Dividend ETF	330,491,604	—	330,491,604
State Street SPDR Portfolio S&P 400 Mid Cap ETF	211,492,384	—	211,492,384
State Street SPDR Portfolio S&P 500 ETF	1,185,032,707	—	1,185,032,707
State Street SPDR Portfolio S&P 500 Growth ETF	245,051,432	—	245,051,432
State Street SPDR Portfolio S&P 500 Value ETF	579,016,862	—	579,016,862
State Street SPDR Portfolio S&P 600 Small Cap ETF	222,629,369	—	222,629,369
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	141,337,599	—	141,337,599
State Street SPDR Portfolio S&P Sector Neutral Dividend ETF	337,240	—	337,240
State Street SPDR S&P Aerospace & Defense ETF	15,805,430	—	15,805,430
State Street SPDR S&P Bank ETF	33,615,083	—	33,615,083
State Street SPDR S&P Biotech ETF	37,471,900	—	37,471,900
128

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

	Ordinary Income	Long-Term Capital Gains	Total
State Street SPDR S&P Dividend ETF	$533,825,830	$—	$533,825,830
State Street SPDR S&P Homebuilders ETF	10,958,717	—	10,958,717
State Street SPDR S&P Oil & Gas Exploration & Production ETF	55,341,087	—	55,341,087
State Street SPDR S&P Regional Banking ETF	96,587,546	—	96,587,546
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street SPDR Dow Jones REIT ETF	$71,257,603	$ —	$71,257,603
State Street SPDR Portfolio S&P 500 High Dividend ETF	299,609,190	—	299,609,190
State Street SPDR Portfolio S&P 400 Mid Cap ETF	178,603,430	—	178,603,430
State Street SPDR Portfolio S&P 500 ETF	736,900,978	—	736,900,978
State Street SPDR Portfolio S&P 500 Growth ETF	210,393,325	—	210,393,325
State Street SPDR Portfolio S&P 500 Value ETF	513,571,272	—	513,571,272
State Street SPDR Portfolio S&P 600 Small Cap ETF	218,076,408	—	218,076,408
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	126,620,853	—	126,620,853
State Street SPDR Portfolio S&P Sector Neutral Dividend ETF	253,066	—	253,066
State Street SPDR S&P Aerospace & Defense ETF	17,459,607	—	17,459,607
State Street SPDR S&P Bank ETF	49,923,295	—	49,923,295
State Street SPDR S&P Biotech ETF	2,066,174	—	2,066,174
State Street SPDR S&P Dividend ETF	536,428,847	—	536,428,847
State Street SPDR S&P Homebuilders ETF	12,144,693	—	12,144,693
State Street SPDR S&P Oil & Gas Exploration & Production ETF	57,805,426	—	57,805,426
State Street SPDR S&P Regional Banking ETF	98,699,723	—	98,699,723
At June 30, 2026, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street SPDR Dow Jones REIT ETF	$—	$(290,582,463)	$—	$(135,081,796)	$(425,664,259)
State Street SPDR Portfolio Nasdaq®100 ETF	814	(1,036)	—	539,917	539,695
State Street SPDR Portfolio S&P 500 High Dividend ETF	—	(1,504,882,508)	—	238,763,261	(1,266,119,247)
State Street SPDR Portfolio S&P 400 Mid Cap ETF	433,998	(564,560,743)	—	3,700,202,727	3,136,075,982
State Street SPDR Portfolio S&P 500 ETF	51,921,027	(1,151,898,655)	—	21,417,502,718	20,317,525,090
State Street SPDR Portfolio S&P 500 Growth ETF	—	(3,575,483,963)	—	18,307,115,607	14,731,631,644
State Street SPDR Portfolio S&P 500 Value ETF	—	(2,250,374,807)	—	4,062,197,200	1,811,822,393
State Street SPDR Portfolio S&P 600 Small Cap ETF	—	(416,280,450)	—	3,290,488,479	2,874,208,029
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	—	(169,486,489)	—	5,478,288,008	5,308,801,519
129

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street SPDR Portfolio S&P Sector Neutral Dividend ETF	$—	$(222,925)	$—	$1,622,087	$1,399,162
State Street SPDR S&P Aerospace & Defense ETF	—	(734,480,674)	—	946,162,049	211,681,375
State Street SPDR S&P Bank ETF	—	(1,497,243,037)	—	50,640,195	(1,446,602,842)
State Street SPDR S&P Biotech ETF	—	(11,753,757,516)	—	480,330,260	(11,273,427,256)
State Street SPDR S&P Dividend ETF	16,513,358	(2,853,178,678)	—	2,889,521,500	52,856,180
State Street SPDR S&P Homebuilders ETF	2,231,687	(1,136,902,449)	—	(150,848,583)	(1,285,519,345)
State Street SPDR S&P Oil & Gas Exploration & Production ETF	11,242,732	(5,770,836,080)	—	(455,005,615)	(6,214,598,963)
State Street SPDR S&P Regional Banking ETF	2,101,320	(3,135,093,159)	—	151,838,222	(2,981,153,617)
As of June 30, 2026, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street SPDR Dow Jones REIT ETF	$48,205,814	$242,376,649
State Street SPDR Portfolio Nasdaq® 100 ETF	1,036	—
State Street SPDR Portfolio S&P 500 High Dividend ETF	702,312,117	802,570,391
State Street SPDR Portfolio S&P 400 Mid Cap ETF	101,700,587	462,860,156
State Street SPDR Portfolio S&P 500 ETF	390,805,974	761,092,681
State Street SPDR Portfolio S&P 500 Growth ETF	1,801,778,229	1,773,705,734
State Street SPDR Portfolio S&P 500 Value ETF	581,615,095	1,668,759,712
State Street SPDR Portfolio S&P 600 Small Cap ETF	—	416,280,450
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	25,593,648	143,892,841
State Street SPDR Portfolio S&P Sector Neutral Dividend ETF	135,599	87,326
State Street SPDR S&P Aerospace & Defense ETF	395,025,956	339,454,718
State Street SPDR S&P Bank ETF	505,607,161	991,635,876
State Street SPDR S&P Biotech ETF	5,570,387,442	6,183,370,074
State Street SPDR S&P Dividend ETF	841,132,625	2,012,046,053
State Street SPDR S&P Homebuilders ETF	626,550,527	510,351,922
State Street SPDR S&P Oil & Gas Exploration & Production ETF	2,452,235,469	3,318,600,611
State Street SPDR S&P Regional Banking ETF	1,372,498,475	1,762,594,684
As of June 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street SPDR Dow Jones REIT ETF	$1,965,505,307	$120,949,244	$256,031,040	$(135,081,796)
State Street SPDR Portfolio Nasdaq® 100 ETF	31,882,709	653,381	113,464	539,917
State Street SPDR Portfolio S&P 500 High Dividend ETF	7,200,674,127	807,474,125	568,710,864	238,763,261
State Street SPDR Portfolio S&P 400 Mid Cap ETF	15,251,476,891	4,689,600,483	989,397,756	3,700,202,727
State Street SPDR Portfolio S&P 500 ETF	133,908,261,082	27,892,622,846	6,475,120,128	21,417,502,718
130

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street SPDR Portfolio S&P 500 Growth ETF	$34,362,642,916	$19,587,176,831	$1,280,061,224	$18,307,115,607
State Street SPDR Portfolio S&P 500 Value ETF	31,327,362,085	6,052,756,086	1,990,558,886	4,062,197,200
State Street SPDR Portfolio S&P 600 Small Cap ETF	14,608,631,067	4,512,737,832	1,222,249,353	3,290,488,479
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	8,148,722,892	5,977,079,126	498,791,214	5,478,287,912
State Street SPDR Portfolio S&P Sector Neutral Dividend ETF	10,946,083	2,299,328	677,241	1,622,087
State Street SPDR S&P Aerospace & Defense ETF	5,715,807,250	1,202,420,340	256,258,291	946,162,049
State Street SPDR S&P Bank ETF	1,460,455,168	80,479,103	29,838,908	50,640,195
State Street SPDR S&P Biotech ETF	10,846,528,933	1,233,021,339	752,691,079	480,330,260
State Street SPDR S&P Dividend ETF	18,804,432,453	3,869,879,122	980,357,622	2,889,521,500
State Street SPDR S&P Homebuilders ETF	2,139,793,929	32,282,566	183,131,149	(150,848,583)
State Street SPDR S&P Oil & Gas Exploration & Production ETF	3,528,354,155	41,644,453	496,650,068	(455,005,615)
State Street SPDR S&P Regional Banking ETF	4,992,614,786	191,325,708	39,487,486	151,838,222
10. Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2026, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2026:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street SPDR Dow Jones REIT ETF	$27,523,083	$5,397,172	$23,068,092	$28,465,264
State Street SPDR Portfolio S&P 500 High Dividend ETF	102,589,622	92,492,145	12,522,873	105,015,018
State Street SPDR Portfolio S&P 400 Mid Cap ETF	1,413,223,275	519,611,832	921,439,671	1,441,051,503
State Street SPDR Portfolio S&P 500 ETF	262,025,914	205,261,152	63,223,988	268,485,140
State Street SPDR Portfolio S&P 500 Growth ETF	143,548	153,000	—	153,000
131

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street SPDR Portfolio S&P 500 Value ETF	$119,029,217	$97,386,514	$24,116,812	$121,503,326
State Street SPDR Portfolio S&P 600 Small Cap ETF	1,096,098,850	988,978,846	132,942,708	1,121,921,554
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	186,650,511	48,065,616	142,296,356	190,361,972
State Street SPDR Portfolio S&P Sector Neutral Dividend ETF	61,047	62,127	564	62,691
State Street SPDR S&P Aerospace & Defense ETF	813,054,348	192,333,363	623,516,583	815,849,946
State Street SPDR S&P Bank ETF	40,885,240	5,044,080	36,697,553	41,741,633
State Street SPDR S&P Biotech ETF	1,249,778,681	630,641,937	669,755,987	1,300,397,924
State Street SPDR S&P Dividend ETF	1,063,978,295	318,097,860	766,266,419	1,084,364,279
State Street SPDR S&P Homebuilders ETF	66,734,886	48,220,135	20,793,434	69,013,569
State Street SPDR S&P Oil & Gas Exploration & Production ETF	147,757,031	83,589,314	83,735,777	167,325,091
State Street SPDR S&P Regional Banking ETF	211,745,365	80,536,485	135,382,168	215,918,653

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2026:
		Remaining Contractual Maturity of the Agreements as of June 30, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street SPDR Dow Jones REIT ETF	Common Stocks	$5,397,172	$—	$—	$—	$5,397,172	$5,397,172
State Street SPDR Portfolio S&P 500 High Dividend ETF	Common Stocks	92,492,145	—	—	—	92,492,145	92,492,145
State Street SPDR Portfolio S&P 400 Mid Cap ETF	Common Stocks	519,611,832	—	—	—	519,611,832	519,611,832
State Street SPDR Portfolio S&P 500 ETF	Common Stocks	205,261,152	—	—	—	205,261,152	205,261,152
State Street SPDR Portfolio S&P 500 Growth ETF	Common Stocks	153,000	—	—	—	153,000	153,000
State Street SPDR Portfolio S&P 500 Value ETF	Common Stocks	97,386,514	—	—	—	97,386,514	97,386,514
State Street SPDR Portfolio S&P 600 Small Cap ETF	Common Stocks	988,978,846	—	—	—	988,978,846	988,978,846
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	Common Stocks	48,065,616	—	—	—	48,065,616	48,065,616
State Street SPDR Portfolio S&P Sector Neutral Dividend ETF	Common Stocks	62,127	—	—	—	62,127	62,127
State Street SPDR S&P Aerospace & Defense ETF	Common Stocks	192,333,363	—	—	—	192,333,363	192,333,363
State Street SPDR S&P Bank ETF	Common Stocks	5,044,080	—	—	—	5,044,080	5,044,080
State Street SPDR S&P Biotech ETF	Common Stocks	618,219,892	—	—	—	618,219,892	618,219,892
State Street SPDR S&P Biotech ETF	Rights	12,422,045	—	—	—	12,422,045	12,422,045
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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

		Remaining Contractual Maturity of the Agreements as of June 30, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street SPDR S&P Dividend ETF	Common Stocks	$318,097,860	$—	$—	$—	$318,097,860	$318,097,860
State Street SPDR S&P Homebuilders ETF	Common Stocks	48,220,135	—	—	—	48,220,135	48,220,135
State Street SPDR S&P Oil & Gas Exploration & Production ETF	Common Stocks	83,589,314	—	—	—	83,589,314	83,589,314
State Street SPDR S&P Regional Banking ETF	Common Stocks	80,536,485	—	—	—	80,536,485	80,536,485
11. Recent Accounting Pronouncement
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09 as of  June 30, 2026, with no material impact on the Funds’ financial statements.
12. Risks
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that has negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the
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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
134

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street SPDR Dow Jones REIT ETF, State Street SPDR Portfolio Nasdaq® 100 ETF, State Street SPDR Portfolio S&P 500 High Dividend ETF, State Street SPDR Portfolio S&P 400 Mid Cap ETF, State Street SPDR Portfolio S&P 500 ETF, State Street SPDR Portfolio S&P 500 Growth ETF, State Street SPDR Portfolio S&P 500 Value ETF, State Street SPDR Portfolio S&P 600 Small Cap ETF, State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF, State Street SPDR Portfolio S&P Sector Neutral Dividend ETF, State Street SPDR S&P Aerospace & Defense ETF, State Street SPDR S&P Bank ETF, State Street SPDR S&P Biotech ETF, State Street SPDR S&P Dividend ETF, State Street SPDR S&P Homebuilders ETF, State Street SPDR S&P Oil & Gas Exploration & Production ETF and State Street SPDR S&P Regional Banking ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street SPDR Dow Jones REIT ETF (formerly SPDR Dow Jones REIT ETF), State Street SPDR Portfolio Nasdaq® 100 ETF, State Street SPDR Portfolio S&P 500 High Dividend ETF (formerly SPDR Portfolio S&P 500 High Dividend ETF), State Street SPDR Portfolio S&P 400 Mid Cap ETF (formerly SPDR Portfolio S&P 400 Mid Cap ETF), State Street SPDR Portfolio S&P 500 ETF (formerly SPDR Portfolio S&P 500 ETF), State Street SPDR Portfolio S&P 500 Growth ETF (formerly SPDR Portfolio S&P 500 Growth ETF), State Street SPDR Portfolio S&P 500 Value ETF (formerly SPDR Portfolio S&P 500 Value ETF), State Street SPDR Portfolio S&P 600 Small Cap ETF (formerly SPDR Portfolio S&P 600 Small Cap ETF), State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF (formerly SPDR Portfolio S&P 1500 Composite Stock Market ETF), State Street SPDR Portfolio S&P Sector Neutral Dividend ETF (formerly SPDR Portfolio S&P Sector Neutral Dividend ETF), State Street SPDR S&P Aerospace & Defense ETF (formerly SPDR S&P Aerospace & Defense ETF), State Street SPDR S&P Bank ETF (formerly SPDR S&P Bank ETF), State Street SPDR S&P Biotech ETF (formerly SPDR S&P Biotech ETF), State Street SPDR S&P Dividend ETF (formerly SPDR S&P Dividend ETF), State Street SPDR S&P Homebuilders ETF (formerly SPDR S&P Homebuilders ETF), State Street SPDR S&P Oil & Gas Exploration & Production ETF (formerly SPDR S&P Oil & Gas Exploration & Production ETF) and State Street SPDR S&P Regional Banking ETF (formerly SPDR S&P Regional Banking ETF) (collectively referred to as the “Funds”) (seventeen of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (seventeen of the funds constituting SPDR® Series Trust) at June 30, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual Fund constituting the SPDR® Series Trust	Statements of operations	Statements of changes in net assets	Financial highlights
State Street SPDR Dow Jones REIT ETF (formerly SPDR Dow Jones REIT ETF)	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the five years in the period ended June 30, 2026
State Street SPDR Portfolio S&P 500 High Dividend ETF (formerly SPDR Portfolio S&P 500 High Dividend ETF)
State Street SPDR Portfolio S&P 400 Mid Cap ETF (formerly SPDR Portfolio S&P 400 Mid Cap ETF)
State Street SPDR Portfolio S&P 500 ETF (formerly SPDR Portfolio S&P 500 ETF)
State Street SPDR Portfolio S&P 500 Growth ETF (formerly SPDR Portfolio S&P 500 Growth ETF)
State Street SPDR Portfolio S&P 500 Value ETF (formerly SPDR Portfolio S&P 500 Value ETF)
135

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Individual Fund constituting the SPDR® Series Trust	Statements of operations	Statements of changes in net assets	Financial highlights
State Street SPDR Portfolio S&P 600 Small Cap ETF (formerly SPDR Portfolio S&P 600 Small Cap ETF)
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF (formerly SPDR Portfolio S&P 1500 Composite Stock Market ETF)
State Street SPDR S&P Aerospace & Defense ETF (formerly SPDR S&P Aerospace & Defense ETF)
State Street SPDR S&P Bank ETF (formerly SPDR S&P Bank ETF)
State Street SPDR S&P Biotech ETF (formerly SPDR S&P Biotech ETF)
State Street SPDR S&P Dividend ETF (formerly SPDR S&P Dividend ETF)
State Street SPDR S&P Homebuilders ETF (formerly SPDR S&P Homebuilders ETF)
State Street SPDR S&P Oil & Gas Exploration & Production ETF (formerly SPDR S&P Oil & Gas Exploration & Production ETF)
State Street SPDR S&P Regional Banking ETF (formerly SPDR S&P Regional Banking ETF)
State Street SPDR Portfolio S&P Sector Neutral Dividend ETF (formerly SPDR Portfolio S&P Sector Neutral Dividend ETF)	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For the year ended June 30, 2026 and the period from September 12, 2023 (commencement of operations) through June 30, 2024
State Street SPDR Portfolio Nasdaq® 100 ETF	For the period from June 23, 2026 (commencement of operations) through June 30, 2026
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Investment Management investment companies since 2000.
Boston, Massachusetts
August 27, 2026
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OTHER INFORMATION
June 30, 2026 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2026.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2026 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
138

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2026 (Unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements
State Street® SPDR® Portfolio Nasdaq 100 ETF
At a meeting held on May 20-21, 2026, the Board of Trustees (the “Board”) of SPDR Series Trust (the “Trust”) evaluated a proposal to initially approve the Investment Advisory Agreement (the “Advisory Agreement” or “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to State Street® SPDR® Portfolio Nasdaq 100 ETF, a series of SST (the “New ETF”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services to be provided by the Adviser with respect to the New ETF under the Agreement, the proposed cost of those services in relation to the services to be provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the New ETF, and the extent to which economies of scale would be shared as the New ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent, and quality of services to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of the New ETF in accordance with the New ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the New ETF as an exchange-traded fund and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring the New ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Fees Charged to Comparable Funds
The Board evaluated the New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes with respect to the New ETF. The Board reviewed the universe of similar exchange-traded funds for the New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (“Broadridge”) and related comparative information for similar exchange-traded funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETF’s assets grow in size. The Board noted that the advisory fee rate for the New ETF does not provide for breakpoints as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of lower fees with the New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying
139

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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the New ETF grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Advisory Agreement for the New ETF. In approving the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the approval of the Advisory Agreement is in the best interests of the New ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser’s unitary fee for the New ETF, considered in relation to the services expected to be provided, and in relation to the fees charged to comparable funds, was reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions. The Independent Trustees were advised by their independent counsel throughout the process.
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SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements
At a meeting held on May 20-21, 2026, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement between the SPDR Series Trust (the “Trust” or “SST”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of SST (each series of SST, a “State Street ETF”, and collectively, the “State Street ETFs”) (each an “Advisory Agreement”, and collectively the “Advisory Agreements” or “Agreements”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreements, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board submitted additional questions and met with representatives of the Adviser and affiliated service providers both on April 16th and again on May 21st to discuss matters related to the Board’s evaluation of the Advisory Agreements and provide the Trustees an opportunity to ask additional questions. In deciding whether to approve the Advisory Agreements, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the State Street ETFs under each Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the State Street ETFs, and extent to which economies of scale would be shared as the State Street ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreements and the Adviser’s responsibilities for managing investment operations of each of the State Street ETFs in accordance with each State Street ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the State Street ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the State Street ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each State Street ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board also considered the unique nature of the investments of certain State Street ETFs and confirmed the adequacy of compliance, operational and valuation resources to be dedicated to such State Street ETFs. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity and fixed income exchange-traded funds with index-based investment objectives, as well as actively managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party sub-advisers and other third-party service providers that are engaged to fulfill roles critical to the operations of the State Street ETFs, as applicable.
Investment Performance
The Board then reviewed the State Street ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively managed funds. The Board focused on the extent to which each index-based State Street ETF achieved its objective as a passively managed index fund and reviewed information regarding such State Street ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
In those instances where the Board observed underperformance for an extended period of time, the Trustees discussed with management those factors that contributed to such underperformance and steps being taken in response to such factors, where appropriate. They noted that they further had an opportunity to discuss such underperformance with the sub-advisers to certain of the Funds or the Adviser’s Investment Solutions Group, as applicable, during meetings throughout the year.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the State Street ETFs to the Adviser and its affiliates, including data on each State Street ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss with representatives of the Adviser and State Street Investment Management, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each State Street ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity or fixed income indexes with respect to each series of SST and SIS, and exchange-traded funds with a similar strategy that are actively managed with respect to the remaining series of SSAT. The Board reviewed the universe of similar exchange-traded funds for each State Street ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (Broadridge) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a State Street ETF’s fee and fees paid by similar funds, which may include characteristics of a Fund’s investment strategy that differ from such other similar funds. In their assessment of the reasonableness of the fee, the Trustees noted that the fees for many services to the Funds are paid from the unitary fee.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trusts, noting that the Adviser maintains soft-dollar arrangements in connection with the brokerage transactions for one State Street ETF.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each State Street ETF’s assets grow in size. The Board noted that the advisory fee rate for each State Street ETF does not provide for breakpoints as assets of the State Street ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the State Street ETFs by fixing relatively low advisory fees initially, effectively sharing the benefits of lower fees with the State Street ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the State Street ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each State Street ETF. In approving the continuance of each Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of each Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable State Street ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the State Street ETFs were appropriate; (b) the performance and, more importantly for those State Street ETFs measured against an index, the index tracking, of each State Street ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each State Street ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trusts’ relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the State Street ETFs by way of the relatively low fee structure of the Trusts. The Independent Trustees were advised by their independent counsel throughout the process.
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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 4, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 4, 2026